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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-05430

SSgA Funds
(Exact name of registrant as specified in charter)

909 A Street, Tacoma Washington			98402
(Address of principal executive offices)			(Zip code)

Gregory J. Lyons Secretary and Chief Legal Officer 909 A Street Tacoma, Washington 98402 253-439-3537
(Name and address of agent for service)

Registrant’s telephone number, including area code:		253-572-9500

Date of fiscal year end:	August 31

Date of reporting period:	September 1, 2007 – August 31, 2008

Item 1. Reports to Stockholders

LIFE SOLUTIONS FUNDS

LS Balanced Fund

LS Balanced Fund – Class R

LS Growth Fund

LS Growth Fund – Class R

LS Income and Growth Fund

LS Income and Growth Fund – Class R

Annual Report

August 31, 2008

SSgA Funds
Life SolutionsSM Funds

Annual Report

August 31, 2008

"SSgA" is a registered trademark and "Life SolutionsSM" is a registered service mark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

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SSgA Funds

Letter from the President of SSgA Funds Management, Inc.

Dear Shareholder,

We are pleased to provide you with the August 31, 2008, Annual Report for the SSgA Funds. The Annual Report provides an overview of the investment process for each of the SSgA funds, discussion about the management and performance of each of its portfolios and the related financial statements. As you review your overall investment strategy, we hope you find this information helpful.

The SSgA Funds launched a new product, the SSgA Core Edge Equity Fund, on December 17, 2007. The Fund's investment objective is to seek to achieve long term capital appreciation over the course of an economic cycle by investing its assets (including the proceeds from securities sold short) primarily in large and medium capitalization equity securities whose underlying valuation or business fundamentals indicate prospects for growth, while selling short the equity securities of companies that have deteriorating business fundamentals and/or valuations. As of the end of August, the fund had an asset value of $9.2 million.

To ensure SSgA can meet the growing demand from our clients around the world and allocate the appropriate resources to these needs, SSgA decided not to continue to build out internally our Fundamental Active Equity team. As a result, on October 16, 2008, the Board of Trustees approved a plan to liquidate the SSgA Core Opportunities Fund, SSgA Concentrated Growth Fund, and SSgA International Growth Opportunities Fund. In addition, SSgA Funds Management Inc.'s (the Funds' Adviser) reviewed its product offerings and, based on a number of factors, we recommended to the Board of Trustees plans to liquidate the SSgA Large Cap Value Fund and the SSgA Aggressive Equity Fund. The Trustees approved the plans to liquidate the Funds on October 16, 2008.

Over the past fiscal year and continuing to the present day, the short term markets have experienced unprecedented illiquidity, placing stress on the core principles of all money market funds. During this timeframe, the market has seen the routing of the asset backed commercial paper markets through dissolution of the structured investment vehicles ("SIVs"), the downfall of monoline insurers and auction rate securities, and collapses and massive mergers of venerable institutions in the banking and investment banking industry. These events spawned multiple programs from the Federal Reserve and the U.S. Treasury to support the financial markets and money market funds in particular. Indeed, State Street Global Advisors ("SSgA"), which includes SSgA Funds Management, Inc., ("SSgA FM")the Funds adviser, participated in a number of industry discussions aimed at finding solutions to help alleviate the liquidity issues impacting the money market fund industry. In an effort to reassure investors, the SSgA Money Market , SSgA Prime and SSgA Tax Free Money Market Funds have announced participation in one such program, the U.S Treasury's Temporary Guarantee Program for Money Market Funds, which provides a guarantee to shareholders of the price of the Funds' shares for shareholders in the Funds as of September 19, 2008. More information about the Treasury's program is available on the U.S. Treasury's website at http://www.ustreas.gov.

The past year has been difficult as investors everywhere struggled with volatile and uncertain market conditions, which has put a damper on investor confidence. We would like to thank you for your ongoing support of the SSgA Funds. We look forward to continue sharing the benefit of our experience with you and delivering quality products and services.

Sincerely,

James Ross

President

SSgA Funds

President's Letter
3

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SSgA Life Solutions

Balanced Fund

Portfolio Management Discussion and Analysis — August 31, 2008 (Unaudited)

Objective:  Life Solutions Balanced Fund seeks a balance of growth of capital and income.**

Life Solutions Balanced Fund – Institutional Class

Period Ended 8/31/08	Total Return
1 Year	(8.73)%
5 Years	5.00	%+
10 Years	4.67	%+

Life Solutions Balanced Fund – Class R‡

Period Ended 8/31/08	Total Return
1 Year	(9.10)%
5 Years	4.52	%+
10 Years	4.13	%+

Balanced Composite Market Index***

Period Ended 8/31/08	Total Return
1 Year	(4.21)%
5 Years	7.20	%+
10 Years	5.99	%+

Russell 3000® Index#

Period Ended 8/31/08	Total Return
1 Year	(10.22)%
5 Years	7.57	%+
10 Years	5.52	%+

Lehman Brothers Aggregate Bond Index##

Period Ended 8/31/08	Total Return
1 Year	5.86%
5 Years	4.61	%+
10 Years	5.58	%+

MSCI® EAFE® Index (Net dividend)###

Period Ended 8/31/08	Total Return
1 Year	(14.41)%
5 Years	13.86	%+
10 Years	6.34	%+

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssgafunds.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The gross expense ratio for the Life Solutions Balanced Fund Institutional Class and Class R as stated in the Fees and Expenses table of the prospectus dated December 18, 2007 are 0.33% and 0.90%, respectively.

See related Notes on following page.

Life Solutions Balanced Fund
5

SSgA Life Solutions

Balanced Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2008 (Unaudited)

How did the Fund's performance over the past 12 months compare to its benchmark?

For the twelve months ended August 31, 2008, the SSgA Life Solutions Balanced Fund Institutional Class and Class R (together, the "Fund") returned -8.73% and -9.10% respectively (assuming reinvestment of dividends and distributions), versus the -4.21% return of the Balanced Composite Index (the "Index"). The Fund's performance includes operating expenses, whereas the Index is unmanaged and Index returns do not include expenses of any kind. Indexes cannot be invested in directly and the Index returns reflect all items of income, gain and loss, and the reinvestment of dividends and other income for the securities included in the Index.

Please explain what contributed most and least to the Fund's performance during the previous 12 months.

The Fund's total return over the past 12 months was buffeted by the volatility across the capital markets. The credit crisis produced double digit losses across both domestic and international equity markets driving the Fund's return into negative territory. Fixed income markets performed well, particularly government bonds as the flight to safe havens produced returns in excess of 8.5% for the Lehman U.S. Treasury Index. The strongest contributor to performance over the past year was a tactical decision to underweight equities versus cash. Disappointing performance within the active US Equity Funds and the SSgA Bond Market Fund contributed to weakness in returns.

How did the market conditions and the investment strategies and techniques employed during the previous 12 months impact the Fund's performance?

The credit crisis has created a difficult environment for risky assets and for the active management of those assets. The US housing market has continued to search for a bottom. Consumer confidence has fallen to multi year lows. Liquidity has been sporadic as evidenced by periodic spikes in bank lending rates. Risk aversion measures have been on the rise. Spread product continues to lag safer government bonds. Our active equity strategies have struggled to add value in this environment. In fixed income, the decision to diversify core exposure between the active strategy and the passive ETF has helped to preserve capital. Given the volatility in the markets, the portfolio has been positioned defensively with underweights in equities versus an overweight in cash.

Notes: The following notes relate to the Growth of $10,000 graph and table on the preceding page.

  *  Assumes initial investment on September 1, 1998

  **  The Life Solutions Funds attempt to meet their objectives by investing substantially all of their investable assets in shares of various combinations of the SSgA Funds' portfolios and exchange traded funds that are advised or sponsored by the Advisor or its affiliates (the Underlying Funds).

  +  Annualized.

  ‡  Performance for Class R before its inception (May 14, 2004) is derived from the historical performance of the institutional class, adjusted for the higher operating expenses related to distribution and shareholder servicing.

  ***  The Balanced Composite Market Index is comprised of:
50% Russell 3000® Index
10% MSCI EAFE Index
40% Lehman Brothers Aggregate Bond Index

  #  The Russell 3000® Index is a trademark of the Frank Russell Company. RussellTM is a trademark of the Frank Russell Company. The Russell 3000® Index is unmanaged and cannot be invested in directly. The Index measures the performance of the 3,000 largest U.S. securities based on total market capitalization.

  ##  The Lehman Brothers Aggregate Bond Index is composed of all bonds covered by the Lehman Brothers Government/Corporate Bond Index, the Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Total returns comprises price, appreciation/depreciation and income as a percentage of the original investment.

  ###  The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. As of June 2007, the MSCI EAFE Index consisted of 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The Index is unmanaged and cannot be invested in directly.

Performance data reflects an expense limitation currently in effect, without which returns would have been lower.

Life Solutions Balanced Fund
6

SSgA Life Solutions

Balanced Fund

Shareholder Expense Example — August 31, 2008 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for both classes is from March 1, 2008 to August 31, 2008.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Institutional Class	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2008	$1,000.00	$1,000.00
Ending Account Value August 31, 2008	$975.40	$1,022.77
Expenses Paid During Period *	$2.33	$2.39

* Expenses are equal to the Fund's expense ratio of 0.47% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). On an annual basis and based on average daily net assets, the annualized expense ratio is 0.45%, as contractually agreed to by the advisor.

Class R	Actual Performance	Hypothetical Performance (5% return before expense)
Beginning Account Value March 1, 2008	$1,000.00	$1,000.00
Ending Account Value August 31, 2008	$973.60	$1,019.36
Expenses Paid During Period *	$5.71	$5.84

* Expenses are equal to the Fund's expense ratio of 1.15% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Life Solutions Balanced Fund
7

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SSgA Life Solutions
Balanced Fund

Schedule of Investments — August 31, 2008

Amounts in thousands (except share amounts)

	Shares	Market Value $
Investments - 100.2%
Bonds - 39.8%
SPDR Lehman Aggregate Bond ETF	212,968	11,377
SSgA Bond Market Fund	15,975	131
		11,508
Domestic Equities - 48.1%
SSgA Concentrated Growth Opportunities Fund	341,864	3,066
SSgA Core Edge Equity Fund	556,386	5,286
SSgA Core Opportunities Fund	66,611	1,342
SSgA Large Cap Value Fund	287,469	2,498
SSgA S&P 500 Index Fund	81,917	1,734
		13,926
International Equities - 9.1%
SSgA International Growth Opportunities Fund	48,206	590
SSgA International Stock Selection Fund	172,028	2,028
		2,618

	Shares	Market Value $
Short-Term Investments - 3.2%
SSgA Money Market Fund	922,484	922
Total Investments - 100.2%
(identified cost $28,628)		28,974
Other Assets and Liabilities, Net - (0.2%)		(47)
Net Assets - 100.0%		28,927

Presentation of Portfolio Holdings — August 31, 2008

Categories	% of Net Assets
Bonds	39.8
Domestic Equities	48.1
International Equities	9.1
Short-Term Investments	3.2
Total Investments	100.2
Other Assets and Liabilities, Net	(0.2)
100.0

See accompanying notes which are an integral part of the financial statements.

Life Solutions Balanced Fund
9

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SSgA Life Solutions

Growth Fund

Portfolio Management Discussion and Analysis — August 31, 2008 (Unaudited)

Objective:  Life Solutions Growth Fund seeks long-term growth of capital.**

Life Solutions Growth Fund – Institutional Class

Period Ended 8/31/08	Total Return
1 Year	(10.38)%
5 Years	6.28	%+
10 Years	4.99	%+

Life Solutions Growth Fund – Class R‡

Period Ended 8/31/08	Total Return
1 Year	(10.65)%
5 Years	5.86	%+
10 Years	4.47	%+

Growth Composite Market Index***

Period Ended 8/31/08	Total Return
1 Year	(7.58)%
5 Years	8.09	%+
10 Years	5.96	%+

Russell 3000® Index#

Period Ended 8/31/08	Total Return
1 Year	(10.22)%
5 Years	7.57	%+
10 Years	5.52	%+

Lehman Brothers Aggregate Bond Index##

Period Ended 8/31/08	Total Return
1 Year	5.86%
5 Years	4.61	%+
10 Years	5.58	%+

MSCI EAFE Index###

Period Ended 8/31/08	Total Return
1 Year	(14.41)%
5 Years	13.86	%+
10 Years	6.34	%+

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssgafunds.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The gross expense ratio for the Life Solutions Growth Fund Institutional Class and Class R as stated in the Fees and Expenses table of the prospectus dated December 18, 2007 are 0.45% and 1.01%, respectively.

See related Notes on following page.

Life Solutions Growth Fund
11

SSgA Life Solutions

Growth Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2008 (Unaudited)

How did the Fund's performance over the past 12 months compare to its benchmark?

For the twelve months ended August 31, 2008, the Life Solutions Growth Fund Institutional Class and Class R (together, the "Fund") returned -10.38% and -10.65% respectively (assuming reinvestment of dividends and distributions), versus the -7.58% return of the Growth Composite Market Index (the "Index"). The Fund's performance includes operating expenses, whereas the Index is unmanaged and Index returns do not include expenses of any kind. Indexes cannot be invested in directly and the Index returns reflect all items of income, gain and loss, and the reinvestment of dividends and other income for the securities included in the Index.

Please explain what contributed most and least to the Fund's performance during the previous 12 months.

The Fund's total return over the past 12 months was buffeted by the volatility across the capital markets. The credit crisis produced double digit losses across both domestic and international equity markets driving the Fund's return into negative territory. Fixed income markets performed well, particularly government bonds as the flight to safe havens produced returns in excess of 8.5% for the Lehman U.S. Treasury Index. The strongest contributor to performance over the past year was a tactical decision to underweight equities versus cash. Disappointing performance within the active US Equity Funds and the SSgA Bond Market Fund contributed to weakness in returns.

How did the market conditions and the investment strategies and techniques employed during the previous 12 months impact the Fund's performance?

The credit crisis has created a difficult environment for risky assets and for the active management of those assets. The US housing market has continued to search for a bottom. Consumer confidence has fallen to multi year lows. Liquidity has been sporadic as evidenced by periodic spikes in bank lending rates. Risk aversion measures have been on the rise. Spread product continues to lag safer government bonds. Our active equity strategies have struggled to add value in this environment. In fixed income, the decision to diversify core exposure between the active strategy and the passive ETF has helped to preserve capital. Given the volatility in the markets, the portfolio has been positioned defensively with underweights in equities versus an overweight in cash.

Notes: The following notes relate to the Growth of $10,000 graph and table on the preceding page.

  *  Assumes initial investment on September 1, 1998

  **  The Life Solutions Funds attempt to meet their objectives by investing substantially all of their investable assets in shares of various combinations of the SSgA Funds' portfolios and exchange traded funds that are advised or sponsored by the Adviser or its affiliates (the Underlying Funds).

  +  Annualized.

  ‡  Performance for Class R before its inception (May 14, 2004) is derived from the historical performance of the institutional class, adjusted for the higher operating expenses related to distribution and shareholder servicing.

  ***  The Growth Composite Market Index is comprised of:
65% Russell 3000® Index
15% MSCI EAFE Index
20% Lehman Brothers Aggregate Bond Index

  #  The Russell 3000® Index is a trademark of the Frank Russell Company. RussellTM is a trademark of the Frank Russell Company. The Russell 3000® Index is unmanaged and cannot be invested in directly. The Index measures the performance of the 3,000 largest U.S. securities based on total market capitalization.

  ##  The Lehman Brothers Aggregate Bond Index is composed of all bonds covered by the Lehman Brothers Government/Corporate Bond Index, the Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Total returns comprises price, appreciation/depreciation and income as a percentage of the original investment.

  ###  The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. As of June 2007, the MSCI EAFE Index consisted of 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The Index is unmanaged and cannot be invested in directly.

Performance data reflects an expense limitation currently in effect, without which returns would have been lower.

Life Solutions Growth Fund
12

SSgA Life Solutions

Growth Fund

Shareholder Expense Example — August 31, 2008 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for both classes is from March 1, 2008 to August 31, 2008.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Institutional Class	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2008	$1,000.00	$1,000.00
Ending Account Value August 31, 2008	$971.20	$1,022.87
Expenses Paid During Period *	$2.23	$2.29

* Expenses are equal to the Fund's expense ratio of 0.45% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

Class R	Actual Performance	Hypothetical Performance (5% return before expense)
Beginning Account Value March 1, 2008	$1,000.00	$1,000.00
Ending Account Value August 31, 2008	$970.30	$1,020.61
Expenses Paid During Period *	$4.46	$4.57

* Expenses are equal to the Fund's expense ratio of 0.90% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

Life Solutions Growth Fund
13

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SSgA Life Solutions
Growth Fund

Schedule of Investments — August 31, 2008

Amounts in thousands (except share amounts)

	Shares	Market Value $
Investments - 100.3%
Bonds - 20.1%
SPDR Lehman Aggregate Bond ETF	42,885	2,291
SSgA Bond Market Fund	13,510	111
		2,402
Domestic Equities - 63.1%
SSgA Concentrated Growth Opportunities Fund	189,866	1,703
SSgA Core Edge Equity Fund	311,717	2,961
SSgA Core Opportunities Fund	36,029	726
SSgA Large Cap Value Fund	168,810	1,467
SSgA S&P 500 Index Fund	32,982	698
		7,555
International Equities - 14.1%
SSgA International Growth Opportunities Fund	31,979	391
SSgA International Stock Selection Fund	109,570	1,292
		1,683

	Shares	Market Value $
Short-Term Investments - 3.0%
SSgA Money Market Fund	360,485	360
Total Investments - 100.3%
(identified cost $11,670)		12,000
Other Assets and Liabilities, Net - (0.3%)		(30)
Net Assets - 100.0%		11,970

Presentation of Portfolio Holdings — August 31, 2008

Categories	% of Net Assets
Bonds	20.1
Domestic Equities	63.1
International Equities	14.1
Short-Term Investments	3.0
Total Investments	100.3
Other Assets and Liabilities, Net	(0.3)
100.0

See accompanying notes which are an integral part of the financial statements.

Life Solutions Growth Fund
15

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SSgA Life Solutions

Income and Growth Fund

Portfolio Management Discussion and Analysis — August 31, 2008 (Unaudited)

Objective:  Life Solutions Income and Growth Fund seeks income and, secondarily, long-term growth of capital.**

Life Solutions Income and Growth Fund – Institutional Class

Period Ended 8/31/08	Total Return
1 Year	(6.59)%
5 Years	3.65	%+
10 Years	4.13	%+

Life Solutions Income and Growth Fund – Class R‡

Period Ended 8/31/08	Total Return
1 Year	(6.80)%
5 Years	3.22	%+
10 Years	3.62	%+

Income and Growth Composite Market Index***

Period Ended 8/31/08	Total Return
1 Year	(0.81)%
5 Years	6.27	%+
10 Years	5.93	%+

Russell 3000® Index#

Period Ended 8/31/08	Total Return
1 Year	(10.22)%
5 Years	7.57	%+
10 Years	5.52	%+

Lehman Brothers Aggregate Bond Index##

Period Ended 8/31/08	Total Return
1 Year	5.86%
5 Years	4.61	%+
10 Years	5.58	%+

MSCI® EAFE® Index (Net dividend)###

Period Ended 8/31/08	Total Return
1 Year	(14.41)%
5 Years	13.86	%+
10 Years	6.34	%+

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssgafunds.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The gross expense ratio for the Life Solutions Income and Growth Fund Institutional Class and Class R as stated in the Fees and Expenses table of the prospectus dated December 18, 2007 are 0.70% and 1.27%, respectively.

See related Notes on following page.

Life Solutions Income and Growth Fund
17

SSgA Life Solutions

Income and Growth Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2008 (Unaudited)

How did the Fund's performance over the past 12 months compare to its benchmark?

For the twelve months ended August 31, 2008, the SSgA Life Solutions Income & Growth Fund Institutional Class and Class R (together, the "Fund") returned -6.59% and -6.80% respectively (assuming reinvestment of dividends and distributions), versus the -0.81% return of the Income & Growth Composite Market Index (the "Index"). The Fund's performance includes operating expenses, whereas the Index is unmanaged and Index returns do not include expenses of any kind. Indexes cannot be invested in directly and the Index returns reflect all items of income, gain and loss, and the reinvestment of dividends and other income for the securities included in the Index.

Please explain what contributed most and least to the Fund's performance during the previous 12 months.

The Fund's total return over the past 12 months was buffeted by the volatility across the capital markets. The credit crisis produced double digit losses across both domestic and international equity markets driving the Fund's return into negative territory. Fixed income markets performed well, particularly government bonds as the flight to safe havens produced returns in excess of 8.5% for the Lehman U.S. Treasury Index. The strongest contributor to performance over the past year was a tactical decision to underweight equities versus cash. Disappointing performance within the active US Equity Funds and the SSgA Bond Market Fund contributed to weakness in returns.

How did the market conditions and the investment strategies and techniques employed during the previous 12 months impact the Fund's performance?

The credit crisis has created a difficult environment for risky assets and for the active management of those assets. The US housing market has continued to search for a bottom. Consumer confidence has fallen to multi year lows. Liquidity has been sporadic as evidenced by periodic spikes in bank lending rates. Risk aversion measures have been on the rise. Spread product continues to lag safer government bonds. Our active equity strategies have struggled to add value in this environment .In fixed income, the decision to diversify core exposure between the active strategy and the passive ETF has helped to preserve capital. Given the volatility in the markets, the portfolio has been positioned defensively with underweights in equities versus an overweight in cash.

Notes: The following notes relate to the Growth of $10,000 graph and table on the preceding page.

  *  Assumes initial investment on September 1, 1998

  **  The Life Solutions Funds attempt to meet their objectives by investing substantially all of their investable assets in shares of various combinations of the SSgA Funds' portfolios and exchange traded funds that are advised or sponsored by the Adviser or its affiliates (the Underlying Funds).

  +  Annualized.

  ‡  Performance for Class R before its inception (May 14, 2004) is derived from the historical performance of the institutional class, adjusted for the higher operating expenses related to distribution and shareholder servicing.

  ***  The Income and Growth Composite Market Index is comprised of:
35% Russell 3000® Index
5% MSCI EAFE Index
60% Lehman Brothers Aggregate Bond Index

  #  The Russell 3000® Index is a trademark of the Frank Russell Company. RussellTM is a trademark of the Frank Russell Company. The Russell 3000® Index is unmanaged and cannot be invested in directly. The Index measures the performance of the 3,000 largest U.S. securities based on total market capitalization.

  ##  The Lehman Brothers Aggregate Bond Index is composed of all bonds covered by the Lehman Brothers Government/Corporate Bond Index, the Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Total returns comprises price, appreciation/depreciation and income as a percentage of the original investment.

  ###  The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. As of June 2007, the MSCI EAFE Index consisted of 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The Index is unmanaged and cannot be invested in directly.

Performance data reflects an expense limitation currently in effect, without which returns would have been lower.

Life Solutions Income and Growth Fund
18

SSgA Life Solutions

Income and Growth Fund

Shareholder Expense Example — August 31, 2008 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for both classes is from March 1, 2008 to August 31, 2008.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Institutional Class	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2008	$1,000.00	$1,000.00
Ending Account Value August 31, 2008	$984.00	$1,022.87
Expenses Paid During Period *	$2.24	$2.29

* Expenses are equal to the Fund's expense ratio of 0.45% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

Class R	Actual Performance	Hypothetical Performance (5% return before expense)
Beginning Account Value March 1, 2008	$1,000.00	$1,000.00
Ending Account Value August 31, 2008	$983.90	$1,020.16
Expenses Paid During Period *	$4.94	$5.03

* Expenses are equal to the Fund's expense ratio of 0.99% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

Life Solutions Income and Growth Fund
19

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SSgA Life Solutions
Income and Growth Fund

Schedule of Investments — August 31, 2008

Amounts in thousands (except share amounts)

	Shares	Market Value $
Investments - 100.3%
Bonds - 60.0%
SPDR Lehman Aggregate Bond ETF	80,626	4,307
SSgA Bond Market Fund	49,117	401
		4,708
Domestic Equities - 33.1%
SSgA Concentrated Growth Opportunities Fund	56,763	509
SSgA Core Edge Equity Fund	99,256	943
SSgA Core Opportunities Fund	11,759	237
SSgA Large Cap Value Fund	50,649	440
SSgA S&P 500 Index Fund	22,306	472
		2,601
International Equities - 4.0%
SSgA International Growth Opportunities Fund	4,839	59
SSgA International Stock Selection Fund	21,836	258
		317

	Shares	Market Value $
Short-Term Investments - 3.2%
SSgA Money Market Fund	249,060	249
Total Investments - 100.3%
(identified cost $7,877)		7,875
Other Assets and Liabilities, Net - (0.3%)		(23)
Net Assets - 100.0%		7,852

Presentation of Portfolio Holdings — August 31, 2008

Categories	% of Net Assets
Bonds	60.0
Domestic Equities	33.1
International Equities	4.0
Short-Term Investments	3.2
Total Investments	100.3
Other Assets and Liabilities, Net	(0.3)
100.0

See accompanying notes which are an integral part of the financial statements.

Life Solutions Income and Growth Fund
21

SSgA Life Solutions

Life Solutions Funds

Statements of Assets and Liabilities — August 31, 2008

Amounts in thousands	Life Solutions Balanced Fund	Life Solutions Growth Fund	Life Solutions Income and Growth Fund
Assets
Investments, at identified cost	$28,628	$11,670	$7,877
Investments, at market	28,974	12,000	7,875
Receivables:
Dividends and interest	2	3	3
Dividends from affiliated money market fund	1	—	—
Investments sold	70	66	—
Fund shares sold	6	4	2
From Advisor	2	8	8
Prepaid expenses	1	1	— *
Total assets	29,056	12,082	7,888
Liabilities
Payables:
Fund shares redeemed	80	69	—
Accrued fees to affiliates	27	22	19
Other accrued expenses	22	21	17
Total liabilities	129	112	36
Net Assets	$28,927	$11,970	$7,852
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$382	$85	$280
Accumulated net realized gain (loss)	(4,236)	(2,111)	(1,365)
Unrealized appreciation (depreciation) on investments	346	330	(2)
Shares of beneficial interest	3	1	1
Additional paid-in capital	32,432	13,665	8,938
Net Assets	$28,927	$11,970	$7,852
Net Asset Value, offering and redemption price per share:
Net asset value per share: Institutional Class*	$11.52	$11.82	$11.04
Net assets	$27,962,467	$11,379,444	$7,603,741
Shares outstanding ($.001 par value)	2,427,297	962,701	688,720
Net asset value per share: Class R*	$11.42	$11.77	$10.97
Net assets	$964,512	$590,652	$248,517
Shares outstanding ($.001 par value)	84,483	50,167	22,654

*  Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Statements of Assets and Liabilities
22

SSgA Life Solutions

Life Solutions Funds

Statements of Operations — For the Period Ended August 31, 2008

Amounts in thousands	Life Solutions Balanced Fund	Life Solutions Growth Fund	Life Solutions Income and Growth Fund
Investment Income
Income distributions from Underlying Funds	$2,433	$1,585	$800
Expenses
Fund accounting fees	28	28	28
Distribution fees - Institutional Class	13	7	4
Distribution fees - Class R	1	— *	— *
Transfer agent fees	55	56	55
Professional fees	27	27	25
Registration fees	45	45	45
Shareholder servicing fees - Institutional Class	45	35	20
Shareholder servicing fees - Class R	10	5	2
Insurance fees	1	1	— *
Printing fees	12	9	4
Miscellaneous	4	2	3
Expenses before reductions	241	215	186
Expense reductions	(5)	(79)	(109)
Net expenses	236	136	77
Net investment income (loss)	2,197	1,449	723
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(342)	1,671	(668)
Capital gain distributions from Underlying Funds	2,783	2,108	553
Net realized gain (loss)	2,441	3,779	(115)
Net change in unrealized appreciation (depreciation) on investments	(9,362)	(8,408)	(1,782)
Net realized and unrealized gain (loss)	(6,921)	(4,629)	(1,897)
Net Increase (Decrease) in Net Assets from Operations	$(4,724)	$(3,180)	$(1,174)

*  Less than $500.

See accompanying notes which are an integral part of the financial statements.

Statements of Operations
23

SSgA Life Solutions

Life Solutions Funds

Statements of Changes in Net Assets — For the Periods Ended August 31,

	Life Solutions Balanced Fund		Life Solutions Growth Fund		Life Solutions Income and Growth Fund
Amounts in thousands	2008	2007	2008	2007	2008	2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,197	$2,561	$1,449	$1,367	$723	$953
Net realized gain (loss)	2,441	6,313	3,779	5,215	(115)	1,228
Net change in unrealized appreciation (depreciation)	(9,362)	(2,209)	(8,408)	(857)	(1,782)	(769)
Net increase (decrease) in net assets from operations	(4,724)	6,665	(3,180)	5,725	(1,174)	1,412
Distributions
From net investment income
Institutional Class	(2,429)	(2,534)	(1,511)	(1,367)	(836)	(953)
Class R	(72)	(29)	(37)	(14)	(15)	(10)
From net realized gain
Institutional Class	—	—	—	—	(253)	—
Class R	—	—	—	—	(5)	—
Net decrease in net assets from distributions	(2,501)	(2,563)	(1,548)	(1,381)	(1,109)	(963)
Share Transactions
Net increase (decrease) in net assets from share transactions	(23,775)	(27,085)	(21,701)	(18,648)	(10,232)	(8,839)
Total Net Increase (Decrease) in Net Assets	(31,000)	(22,983)	(26,429)	(14,304)	(12,515)	(8,390)
Net Assets
Beginning of period	59,927	82,910	38,399	52,703	20,367	28,757
End of period	$28,927	$59,927	$11,970	$38,399	$7,852	$20,367
Undistributed (overdistributed) net investment income included in net assets	$382	$685	$85	$184	$280	$408

See accompanying notes which are an integral part of the financial statements.

Statements of Changes in Net Assets
24

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SSgA Life Solutions

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Total Distributions
Life Solutions Balanced Fund
Institutional Class
August 31, 2008	13.18	.53	(1.64)	(1.11)	(.55)	—	(.55)
August 31, 2007	12.66	.44	.50	.94	(.42)	—	(.42)
August 31, 2006	11.97	.27	.60	.87	(.18)	—	(.18)
August 31, 2005	11.02	.25	.96	1.21	(.26)	—	(.26)
August 31, 2004	10.28	.20	.73	.93	(.19)	—	(.19)
Class R
August 31, 2008	13.05	.45	(1.60)	(1.15)	(.48)	—	(.48)
August 31, 2007	12.54	.31	.55	.86	(.35)	—	(.35)
August 31, 2006	11.91	.11	.68	.79	(.16)	—	(.16)
August 31, 2005	11.02	.05	1.11	1.16	(.27)	—	(.27)
August 31, 2004 (1)	10.74	.03	.25	.28	—	—	—
Life Solutions Growth Fund
Institutional Class
August 31, 2008	13.77	.64	(2.01)	(1.37)	(.58)	—	(.58)
August 31, 2007	12.79	.37	.97	1.34	(.36)	—	(.36)
August 31, 2006	11.78	.15	.96	1.11	(.10)	—	(.10)
August 31, 2005	10.53	.15	1.26	1.41	(.16)	—	(.16)
August 31, 2004	9.67	.10	.89	.99	(.13)	—	(.13)
Class R
August 31, 2008	13.67	.47	(1.88)	(1.41)	(.49)	—	(.49)
August 31, 2007	12.69	.31	.94	1.25	(.27)	—	(.27)
August 31, 2006	11.75	.02	1.02	1.04	(.10)	—	(.10)
August 31, 2005	10.53	.07	1.31	1.38	(.16)	—	(.16)
August 31, 2004 (1)	10.31	.01	.21	.22	—	—	—
Life Solutions Income and Growth Fund
Institutional Class
August 31, 2008	12.51	.50	(1.29)	(.79)	(.52)	(.16)	(.68)
August 31, 2007	12.42	.47	.06	.53	(.44)	—	(.44)
August 31, 2006	12.05	.36	.26	.62	(.25)	—	(.25)
August 31, 2005	11.43	.32	.61	.93	(.31)	—	(.31)
August 31, 2004	10.85	.28	.55	.83	(.25)	—	(.25)
Class R
August 31, 2008	12.39	.44	(1.25)	(.81)	(.45)	(.16)	(.61)
August 31, 2007	12.31	.37	.08	.45	(.37)	—	(.37)
August 31, 2006	12.01	.21	.33	.54	(.24)	—	(.24)
August 31, 2005	11.43	.23	.68	.91	(.33)	—	(.33)
August 31, 2004 (1)	11.09	.04	.30	.34	—	—	—

(1)  For the period May 14, 2004 (commencement of sale) to August 31, 2004.

(a)  Average month-end shares outstanding were used for this calculation.

(b)  Recognition of net investment income by the Funds is affected by the timing of the declaration of dividends by the Underlying Funds in which the Funds invest.

(c)  Periods less than one year are not annualized.

(d)  The ratios for periods less than one year are annualized.

(e)  The calculation includes only those expenses charged directly to the Funds and does not include expenses charged to the Underlying Funds in which the Funds invest.

(f)  May reflect amounts waived and/or reimbursed by the investment advisor.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights
26

	$ Net Asset Value, End of Period	% Total Return(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(d)(e)(f)	% Ratio of Expenses to Average Net Assets, Gross(d)(e)	% Ratio of Net Investment Income to Average Net Assets(d)(e)(f)	% Portfolio Turnover Rate(c)
Life Solutions Balanced Fund
Institutional Class
August 31, 2008	11.52	(8.73)	27,962	.44	.45	4.27	94
August 31, 2007	13.18	7.51	58,036	.33	.33	3.31	31
August 31, 2006	12.66	7.37	81,570	.31	.31	2.24	29
August 31, 2005	11.97	11.04	87,363	.33	.33	2.17	32
August 31, 2004	11.02	9.13	91,449	.29	.29	1.83	46
Class R
August 31, 2008	11.42	(9.10)	965	.98	.99	3.71	94
August 31, 2007	13.05	6.91	1,891	.90	.90	2.40	31
August 31, 2006	12.54	6.71	1,340	.88	.88	.87	29
August 31, 2005	11.91	10.66	30	.81	.81	.45	32
August 31, 2004 (1)	11.02	2.61	10	.23	.23	1.00	46
Life Solutions Growth Fund
Institutional Class
August 31, 2008	11.82	(10.38)	11,379	.45	.72	4.97	75
August 31, 2007	13.77	10.53	37,358	.45	.45	2.74	30
August 31, 2006	12.79	9.45	51,495	.42	.42	1.21	29
August 31, 2005	11.78	13.44	48,399	.45	.47	1.34	25
August 31, 2004	10.53	10.27	47,687	.39	.39	.96	55
Class R
August 31, 2008	11.77	(10.65)	591	.85	1.12	3.72	75
August 31, 2007	13.67	9.86	1,041	1.01	1.01	2.37	30
August 31, 2006	12.69	8.92	1,208	.95	.95	.14	29
August 31, 2005	11.75	13.19	20	.74	.76	.68	25
August 31, 2004 (1)	10.53	2.13	10	.37	.37	.33	55
Life Solutions Income and Growth Fund
Institutional Class
August 31, 2008	11.04	(6.59)	7,604	.45	1.10	4.33	99
August 31, 2007	12.51	4.30	19,939	.45	.70	3.67	32
August 31, 2006	12.42	5.27	28,382	.45	.60	3.00	30
August 31, 2005	12.05	8.28	27,958	.45	.68	2.73	35
August 31, 2004	11.43	7.74	27,639	.45	.56	2.47	48
Class R
August 31, 2008	10.97	(6.80)	248	.86	1.53	3.81	99
August 31, 2007	12.39	3.66	428	1.02	1.27	3.00	32
August 31, 2006	12.31	4.56	375	.98	1.14	1.66	30
August 31, 2005	12.01	8.10	19	.74	.97	1.96	35
August 31, 2004 (1)	11.43	3.07	10	.46	.59	1.24	48

See accompanying notes which are an integral part of the financial statements.

Financial Highlights
27

SSgA

Life Solutions Funds

Notes to Financial Statements — August 31, 2008

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 26 investment portfolios, which are in operation as of August 31, 2008. These financial statements report on three funds of the Investment Company, the SSgA Life Solutions Balanced Fund, SSgA Life Solutions Growth Fund and SSgA Life Solutions Income and Growth Fund, each, a "Fund" and collectively referred to as, the "Funds". Each Fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Agreement permits the Board of Trustees ("the Board") to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

Class R shares of the Investment Company, which became effective on July 31, 2003, may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the Investment Company to offer shares. The third party may be a retirement plan administrator, bank, broker or advisor.

The Life Solutions Funds are designed primarily for tax-advantaged retirement accounts and other long-term investment strategies. Each Fund allocates its assets by investing in shares of a combination of the Investment Company's portfolios and exchange-traded funds (the "Underlying Funds") that are advised or sponsored by SSgA Funds Management, Inc. ("SSgA FM" or the "Advisor") or its affiliates. This arrangement is referred to as a "fund of funds". The table below illustrates the equity, bond and short-term fund asset allocation ranges for each Fund.

Asset Allocation Ranges
Asset Class/Underlying Fund	Balanced Fund	Growth Fund	Income and Growth Fund
Equities*	40 - 80%	60 - 100%	20 - 60%
US Equities
SSgA Concentrated Growth Opportunities Fund
SSgA Core Edge Equity Fund
SSgA Core Opportunities Fund
SSgA Large Cap Value Fund
SSgA S&P 500 Index Fund
International Equities
SSgA International Stock Selection Fund
SSgA International Growth Opportunities Fund
Bonds	20 - 60%	0 - 40%	40 - 80%
SPDR Lehman Aggregate Bond ETF
SSgA Bond Market Fund
Short-Term Assets	0 - 20%	0 - 20%	0 - 20%
SSgA Money Market Fund

* International equities are included in the total equity exposure indicated above and should not exceed the listed percentages.

Objectives of the Underlying Funds

The Life Solutions Funds are comprised of various combinations of the Underlying Funds. The Board has approved investment in all of the Underlying Funds presented above. The investment objectives of the Underlying Funds utilized by the Life Solutions Funds are listed below.

SSgA Concentrated Growth Opportunities Fund

To seek long-term capital appreciation by investing in equity securities.

SSgA Core Edge Equity Fund

To seek to achieve long term capital appreciation over the course of an economic cycle by investing its assets (including the proceeds from securities sold short) primarily in large and medium capitalization equity securities whose underlying valuation

Notes to Financial Statements
28

SSgA

Life Solutions Funds

Notes to Financial Statements, continued — August 31, 2008

or business fundamentals indicate prospects for growth, while selling short the equity securities of companies that have deteriorating business fundamentals and/or valuations.

SSgA Core Opportunities Fund

To seek to achieve long-term capital growth, current income and growth of income primarily through investments in equity securities.

SSgA Large Cap Value Fund

To seek long-term capital appreciation by investing primarily in equity securities that are believed to be undervalued and that offer above-average potential for capital appreciation.

SSgA S&P 500 Index Fund

To seek to replicate the total return of the S&P 500 Index.

SSgA International Stock Selection Fund

To provide long-term capital growth by investing primarily in securities of foreign issuers.

SSgA International Growth Opportunities Fund

To provide long-term capital growth by investing primarily in securities of foreign issuers.

SSgA Bond Market Fund

To maximize total return by investing in fixed income securities, including, but not limited to, those represented by the Lehman Brothers Aggregate Bond Index (the "LBAB Index").

SSgA Money Market Fund

To maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in dollar denominated securities with remaining maturities of one year or less.

SPDR Lehman Aggregate Bond ETF

To provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the US dollar denominated investment grade bond market.

2.  Significant Accounting Policies

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

Investments in Underlying Funds are valued at the net asset value per share of each Underlying Fund as of the close of regular trading on the New York Stock Exchange.

The Underlying Funds value portfolio securities according to Securities Valuation Procedures approved by the Board, including Market Value Procedures and Fair Value Procedures described below.

Securities traded on a foreign national securities exchange or an over the counter market (foreign or domestic) are valued on the basis of the official closing price. Securities traded on a domestic securities exchange or where markets do not offer an official closing price, are valued at the last sale price. In the absence of an official closing or last sale price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the market value of such

Notes to Financial Statements
29

SSgA

Life Solutions Funds

Notes to Financial Statements, continued — August 31, 2008

securities. Futures contracts are valued on the basis of settlement price. Index swap contracts are valued on the basis of the daily closing value of the underlying securities. Investments in other mutual funds are valued at the net asset value ("NAV") per share.

Short-term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the SSgA Funds will use the security's fair value, as determined in accordance with Fair Value Procedures adopted by the Board. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Funds may use the fair value of a portfolio security to calculate their NAV when, for example: (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Funds calculate their NAV; (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Funds calculate their NAV; (4) a security's price has remained unchanged over an extended period of time (often referred to as a "stale price"), or (5) State Street Bank and Trust Company, (the "Custodian"), or Russell Fund Services Company, (the "Administrator"), determines that a market quotation is inaccurate.

The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes reflects fair value. A security valued on the basis of an evaluation of its fair value may be valued at a price higher or lower than available market quotations. A security's valuation may differ depending on the method used and the factors considered in determining value pursuant to the Fair Value Procedures. There can be no assurance that the Funds' net asset value fairly reflects security values as of the time of pricing when using the Fair Value Procedures to price the Funds' securities. Events or circumstances affecting the values of fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of fund shares is determined may be reflected in the Investment Company's calculation of net asset values for each applicable fund when the Investment Company deems that the particular event or circumstance would materially affect such fund's NAV.

Because foreign securities can trade on days on which the New York Stock Exchange is not open for regular trading, the net asset value of a fund's portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157") was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' or Investment Company's financial statement disclosures.

Securities Transactions

Securities transactions are recorded on the trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Distributions of income and capital gains are recorded from the Underlying Funds on the ex-dividend date.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

It is each Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires each Fund to distribute all of its taxable income to its shareholders. Therefore, the Funds paid no federal income taxes and no federal income tax provision was required.

Notes to Financial Statements
30

SSgA

Life Solutions Funds

Notes to Financial Statements, continued — August 31, 2008

The following Funds had net tax basis capital loss carryovers, which may be applied against any realized net taxable gains in each succeeding year or until their expiration dates, whichever occurs first. At August 31, 2008, the capital loss carryovers and expiration dates are as follows:

Capital Loss Carryovers

	08/31/2011	08/31/2012	Total
Balanced Fund	$203,577	$609,595	$813,172
Growth Fund	1,749,661	—	$1,749,661
Income and Growth Fund	—	—	$—

As of August 31, 2008, the Funds' aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are as follows:

	Balanced	Growth	Income and Growth
Cost of Investments for Tax Purposes	$29,281,519	$12,031,633	$8,015,538
Gross Tax Unrealized Appreciation	893,884	52,050	19,079,872
Gross Tax Unrealized Depreciation	(1,201,846)	(83,743)	(19,220,120)
Net Tax Unrealized Appreciation (Depreciation)	$(307,962)	$(31,693)	$(140,248)
Components of Distributable Earnings:
Undistributed Ordinary Income	$381,837	$84,785	$280,107
Undistributed Long-Term Gains
(Capital Loss Carryforward)	$(813,172)	$(1,749,661)	$6,488
Tax Composition of Distributions:
Ordinary Income	$2,500,329	$1,548,758	$851,053
Long-Term Capital Gains	$—	$—	$257,612

As permitted by tax regulations, the Funds intend to defer a net realized capital loss incurred from November 1, 2007 to August 31, 2008 in the amount of $2,770,018 and $1,232,531 for the Balanced Fund and Income and Growth Fund respectively, and treat it as arising in the fiscal year 2009.

The Financial Accounting Standards Board (FASB) issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" ("FIN 48"), in June 2006. FIN 48 permits the recognition of tax benefits of an uncertain tax position only when the position is "more likely than not" to be sustained assuming examination by taxing authorities. The Funds adopted the provisions of FIN 48 on September 1, 2007. Management has reviewed the Funds tax positions for the years that remain open (2005-2008), and concluded that adoption had no effect on the Funds financial position or results of operations. As of August 31, 2008, the Funds have recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

Dividends and Distributions to Shareholders

Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from net investment income and realized gains recognized for GAAP purposes. These differences primarily relate to wash sale deferrals, capital loss carryforwards, and post October losses. Permanent differences between book and tax accounting are reclassified to paid-in-capital.

Expenses

Most expenses can be directly attributed to each fund. Expenses of the Investment Company which cannot be directly attributed to a fund are allocated among the funds based principally on their relative average net assets. Expenses included in the

Notes to Financial Statements
31

SSgA

Life Solutions Funds

Notes to Financial Statements, continued — August 31, 2008

accompanying Statements of Operations reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary.

The Life Solutions Funds offer Institutional and Class R Shares. All share classes have identical voting, dividend, liquidation and other rights and the same terms and conditions. The separate classes of shares differ principally in the applicable distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), net investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3.  Investment Transactions

Securities

During the fiscal year ended August 31, 2008, purchases and sales of the Underlying Funds, excluding money market funds, aggregated to the following:

Funds	Purchases	Sales
Balanced Fund	$44,444,483	$62,515,036
Growth Fund	20,397,086	37,794,704
Income and Growth Fund	15,254,782	24,161,554

4.  Related Parties

Advisor

SSgA Funds Management, Inc. (the "Advisor") manages the Funds pursuant to a written investment advisory agreement dated May 1, 2001, as amended, between the Investment Company and the Advisor. The Advisor is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. The Advisor and other advisory affiliates of State Street Corporation make up State Street Global Advisors, the investment management arm of State Street Corporation and its affiliated companies. The Advisor directs the investments of the Funds in accordance with their investment objectives, policies, and limitations.

The Funds are not charged a fee by the Advisor. However, each Fund pays advisory fees to the Advisor indirectly as a shareholder in the Underlying Funds. The Funds will bear their proportionate share of any investment advisory fees and other expenses paid by the Underlying Funds. Each Underlying Fund pays the Advisor a fee, calculated daily and paid monthly that on an annual basis is equal to a certain percentage of each Underlying Fund's average daily net assets.

If the total expenses of the Institutional Class are above its cap, the Advisor will waive its advisory fee for both Institutional and Class R in an equal amount to reduce the total expenses to the level of the cap in effect for the Institutional Class. If thereafter the total expenses for Class R remain above the total expense cap in effect for the distribution (12b-1) and Class R, then State Street Global Markets, LLC (the "Distributor") which is a wholly-owned subsidiary of State Street, will waive up to 0.70% of the average daily net assets of the distribution (12b-1) and Service Fee to further reduce the total expenses of Class R to the level of its cap. If after waiving the full 0.70% of the average daily net assets of Class R and Class R remains above the total expense cap, then the Advisor will reimburse Class R for all expenses to the level of its cap. If only Class R is above its respective expense cap, the Distributor will waive up to 0.70% of the average daily net assets the of Distribution (12b-1) and Service Fee. If after waiving the full 0.70% of the average daily net assets of Class R Service Fee and Class R remains above the total expense cap, then the Advisor will reimburse Class R for all expenses to the level of the cap.

The Advisor has contractually agreed to waive up to the full amount of the Funds advisory fee and reimburse the Institutional Class and Class R for all expenses of the Institutional Class in excess of 0.45% of average daily net assets on an annual basis until December 31, 2008 (exclusive of non-recurring account fees and extraordinary expenses). The total amount of the waiver

Notes to Financial Statements
32

SSgA

Life Solutions Funds

Notes to Financial Statements, continued — August 31, 2008

for the Growth Fund Institutional Class and Class R for the fiscal year ended August 31, 2008 was $74,297 and $2,508, respectively. The total amount of the waiver for the Income and Growth Fund Institutional Class and Class R for the fiscal year ended August 31, 2008 was $103,455 and $2,237, respectively. There were no waivers or reimbursements for the Balanced Fund for the fiscal year ended August 31, 2008.

The Advisor does not have the ability to recover amounts waived or reimbursed from prior periods.

The Investment Company also has a contract with State Street Bank and Trust Company ("State Street") to provide custody and fund accounting services to the Funds. For these services, the Funds pay State Street asset-based fees that vary accordingly to the number of positions and transactions plus out-of-pocket expenses.

The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Money Market Fund ("Central Fund") (a series of the Investment Company not presented herein). Shares of the Central Fund sold to and redeemed from any participating fund will not be subject to a redemption fee, distribution fee or service fee. If Central Fund shares sold to or redeemed from a participating fund are subject to any such distribution or service fee, the Advisor will waive its advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. As of August 31, 2008, $1,532,029 of the Central Fund's net assets represents investments by these Funds.

Boston Financial Data Services ("BFDS") a joint venture of DST Systems, Inc., and State Street Corporation serves as transfer, dividend paying, and shareholder servicing agent to the Funds. For these services, the Funds pay annual account services fees, activity based fees, charges related to compliance and regulatory services and a minimum fee of $200 for each Fund.

The Funds have entered into arrangements with State Street Corporation whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds' expenses. During the year, the Funds' custodian fees were reduced by the following amounts under these arrangements:

Funds	Amount Waived
Balanced Fund	$4,541
Growth Fund	1,804
Income and Growth Fund	3,482

Administrator

Russell Fund Services Company ("RFSC" or the "Administrator") serves as the Investment Company's Administrator, pursuant to an Administration Agreement dated January 1, 2008 (the "Administration Agreement"). Under the Administration Agreement, the Administrator supervises certain administrative aspects of the Investment Company's operations. The Funds pay the Administrator an annual fee, payable monthly on a pro rata basis. RFSC is a wholly owned subsidiary of Russell Investment Management Company ("RIMCo"). Until January 1, 2008, RIMCo, a wholly owned subsidiary of Russell Investment Group, served as the SSgA Funds' administrator pursuant to an Administration Agreement dated April 12, 1988, as amended (the "RIMCo Agreement"). RIMCo transferred its rights and duties under the RIMCo Agreement and benefits from the RIMCo Agreement to RFSC. The Administration Agreement is identical in all materials respects to the RIMCo Agreement, including with respect to the services contemplated under the Administration Agreement. RFSC also serves as the administrator to proprietary mutual funds advised by RIMCo.

Distributor and Shareholder Servicing

The Investment Company has a distribution agreement dated March 1, 2002, as amended, between the Investment Company and the Distributor, to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

Institutional Class

The Investment Company maintains a distribution plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any shareholder servicing agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

Notes to Financial Statements
33

SSgA

Life Solutions Funds

Notes to Financial Statements, continued — August 31, 2008

Each Fund has Shareholder Service Agreements with State Street and the following entities related to State Street: State Street Global Markets LLC ("Global Markets"), High Net Worth Services Division of State Street ("High Net Worth Services") and CitiStreet LLC ("CitiStreet") (collectively the "Agents"), as well as several unaffiliated services providers.

For these services, each Institutional Class pays a maximum of 0.13%, based upon the average daily value of all Institutional Class shares held by or for customers of these Agents. For the fiscal year ended August 31, 2008, each Institutional Class paid the following shareholder servicing expenses to the Agents:

Funds	Global Markets	CitiStreet
Balanced Fund	$1,722	$6,558
Growth Fund	182	7,542
Income and Growth Fund	8	2,978

Each Institutional Class did not incur any expenses from Fiduciary Investors Services and High Net Worth Services during the period.

Payments to the Distributor, as well as payments to service organizations from each institutional class, are not permitted by the Plan to exceed 0.25% of each institutional class' average net asset value per year. Any payments that are required to be made by the Distribution Agreement and any Service Agreement but could not be made because of the 0.25% limitation may be carried forward and paid in subsequent years so long as the Plan is in effect. Each class' liability for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of each class' shareholders have the right, however, to terminate the Plan and all payments thereunder at anytime. The Institutional Class will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Plan's termination or noncontinuance. There were no expenses carried over as of August 31, 2008.

Class R

The Investment Company maintains a distribution plan with respect to the Class R Shares pursuant to Rule 12b-1 (the "R Plan") under the 1940 Act. The R Plan allows a fund to pay fees for the sale and distribution of fund shares and for services provided to shareholders by the Distributor or other financial intermediaries. Payments to the Distributor for distribution, marketing, shareholder and administrative services provided to a fund by the Distributor or a financial intermediary are not permitted by the R Plan to exceed 0.70% of a class' average daily net asset value on an annual basis. The Distributor pays financial intermediaries for shareholder and administrative services provided to a fund out of the fee the Distributor receives from the fund. Fees paid to the financial intermediaries providing these services are not permitted by the R Plan to exceed 0.65% of a class' average daily net asset value on an annual basis. Any payments that are required to be made to the Distributor or financial intermediaries that cannot be made because of the limitations contained in the R Plan may be carried forward and paid in the following two fiscal years so long the R Plan is in effect. There were no carryover expenses as of August 31, 2008.

Under the R Plan, the Funds have a distribution agreement with the Distributor. For these services, Class R pays the Distributor 0.05% of the daily net asset value. For the fiscal year ended August 31, 2008, this amounted to:

Funds	Global Markets
Balanced Fund	$817
Growth Fund	480
Income and Growth Fund	177

Board of Trustees

The Investment Company paid each trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the funds of the Investment Company, except for the Life Solutions Funds, based upon their relative net assets.

The Funds have implemented an optional Deferred Compensation Plan (the "Deferral Plan") which allows the trustees to defer the receipt of all or a portion of trustee fees payable. The deferred fees remain invested in certain Funds until distribution in accordance with the Deferral Plan.

Notes to Financial Statements
34

SSgA

Life Solutions Funds

Notes to Financial Statements, continued — August 31, 2008

Accrued fees payable to affiliates as of August 31, 2008 were as follows:

	Balanced	Growth	Income and Growth
Fund accounting fees	$2,134	$2,113	$2,190
Shareholder servicing fees	11,212	5,850	3,531
Transfer agent fees	13,577	13,676	13,426
	$26,923	$21,639	$19,147

Beneficial Interest

As of August 31, 2008, the following table includes shareholders (all of which were also affiliates of the Investment Company) with shares of beneficial interest greater than 10% of the total outstanding shares of each respective Fund:

	# of Shareholders	%
Balanced Fund	4	85.6
Growth Fund	2	74.1
Income and Growth Fund	3	83.8

Transactions With Affiliated Companies

A company is an affiliate of the Fund within the meaning of the Investment Company Act of 1940 if, among other things, the Fund owns at least 5% of the voting securities of the company or if the Fund and the company are under common control. Each Underlying Fund is an affiliate of the Fund. Transactions with the Underlying Funds during the fiscal year ended August 31, 2008 were as follows:

	Purchase Cost	Sales Cost	Income Distributions	Capital Gains Distributions
Balanced Fund
SPDR Lehman Aggregate Bond ETF	$16,562,985	$4,994,719	$501,821	$—
SSgA Aggressive Equity	1,335,378	7,512,435	724,171	506,408
SSgA Bond Market	4,683,609	26,497,094	400,301	—
SSgA Concentrated Growth Opportunities	2,383,839	5,745,382	516	1,356,121
SSgA Core Edge Equity	7,906,119	2,426,760	—	—
SSgA Core Opportunities	1,978,391	626,794	4,391	—
SSgA International Growth Opportunities	276,634	1,147,710	32,530	—
SSgA International Stock Selection	1,347,112	3,162,557	144,612	139,903
SSgA Large Cap Value	2,022,889	4,455,762	452,818	780,469
SSgA Money Market	9,812,081	13,011,478	124,739	—
SSgA S&P 500 Index	5,947,528	6,287,558	47,272	—
	$54,256,565	$75,868,249	$2,433,171	$2,782,901
Growth
SPDR Lehman Aggregate Bond ETF	$4,685,156	$2,365,530	$120,908	$—
SSgA Aggressive Equity	1,304,930	7,340,459	767,925	537,005
SSgA Bond Market	1,140,679	7,023,249	100,323	—
SSgA Concentrated Growth Opportunities	1,204,432	4,145,761	343	908,138
SSgA Core Edge Equity	6,768,110	3,694,585	—	—
SSgA Core Opportunities	1,397,582	653,579	3,386	—
SSgA International Growth Opportunities	470,604	847,787	17,604	—
SSgA International Stock Selection	768,786	2,936,616	139,414	134,892
SSgA Large Cap Value	905,931	3,084,688	306,209	528,215
SSgA Money Market	6,799,540	9,088,281	74,091	—
SSgA S&P 500 Index	1,750,875	4,032,168	55,012	—
	$27,196,625	$45,212,703	$1,585,215	$2,108,250

Notes to Financial Statements
35

SSgA

Life Solutions Funds

Notes to Financial Statements, continued — August 31, 2008

	Purchase Cost	Sales Cost	Income Distributions	Capital Gains Distributions
Income and Growth
SPDR Lehman Aggregate Bond ETF	$8,234,334	$3,852,899	$247,317	$—
SSgA Aggressive Equity	280,722	1,417,757	155,654	108,848
SSgA Bond Market	1,830,845	13,185,717	214,454	—
SSgA Concentrated Growth Opportunities	455,705	1,396,406	107	271,070
SSgA Core Edge Equity	2,055,988	1,093,916	—	—
SSgA Core Opportunities	544,951	302,304	1,528	—
SSgA International Growth Opportunities	40,595	298,416	7,687	—
SSgA International Stock Selection	231,617	759,694	30,180	29,193
SSgA Large Cap Value	252,190	852,628	83,652	144,152
SSgA Money Market	4,369,568	5,519,286	41,476	—
SSgA S&P 500 Index	1,327,836	1,669,629	17,305	—
	$19,624,351	$30,348,652	$799,360	$553,263

5.  Fund Share Transactions  (amounts in thousands)
    For the Fiscal Years Ended August 31,

	Shares		Dollars
Balanced Fund	2008	2007	2008	2007
Institutional
Proceeds from shares sold	988	940	$12,480	$12,366
Proceeds from reinvestment of distributions	193	195	2,427	2,533
Payments for shares redeemed	(3,158)	(3,174)	(37,970)	(42,484)
	(1,977)	(2,039)	(23,063)	(27,585)
Class R
Proceeds from shares sold	49	95	$592	$1,235
Proceeds from reinvestment of distributions	6	2	71	30
Payments for shares redeemed	(115)	(59)	(1,375)	(765)
	(60)	38	(712)	500
Total net increase (decrease)	(2,037)	(2,001)	$(23,775)	$(27,085)
Growth Fund
Institutional
Proceeds from shares sold	348	594	$4,494	$8,034
Proceeds from reinvestment of distributions	115	102	1,510	1,365
Payments for shares redeemed	(2,213)	(2,008)	(27,372)	(27,795)
	(1,750)	(1,312)	(21,368)	(18,396)
Class R
Proceeds from shares sold	33	58	$417	$782
Proceeds from reinvestment of distributions	3	1	37	13
Payments for shares redeemed	(62)	(78)	(787)	(1,047)
	(26)	(19)	(333)	(252)
Total net increase (decrease)	(1,776)	(1,331)	$(21,701)	$(18,648)

Notes to Financial Statements
36

SSgA

Life Solutions Funds

Notes to Financial Statements, continued — August 31, 2008

  (amounts in thousands)
    For the Fiscal Years Ended August 31,

	Shares		Dollars
Income and Growth Fund	2008	2007	2008	2007
Institutional
Proceeds from shares sold	304	416	$3,508	$5,269
Proceeds from reinvestment of distributions	92	76	1,088	953
Payments for shares redeemed	(1,302)	(1,183)	(14,691)	(15,111)
	(906)	(691)	(10,095)	(8,889)
Class R
Proceeds from shares sold	10	19	$117	$240
Proceeds from reinvestment of distributions	2	1	20	9
Payments for shares redeemed	(24)	(16)	(274)	(199)
	(12)	4	(137)	50
Total net increase (decrease)	(918)	(687)	$(10,232)	$(8,839)

6.  Interfund Lending Program

The Funds have been granted permission from the Securities and Exchange Commission to participate in a joint lending and borrowing facility. Portfolios of the Funds may borrow money from the SSgA Money Market Fund for temporary purposes. All such borrowing and lending will be subject to a participating fund's fundamental investment limitations. The SSgA Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves. The Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day's notice. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the SSgA Money Market Fund could result in additional borrowing costs. For the fiscal year ended August 31, 2008, the Funds did not utilize the Interfund Lending Program.

7.  Subsequent Events

On October 16, 2008, the SSgA Funds' Board of Trustees approved a plan to liquidate SSgA Core Opportunities Fund, SSgA Concentrated Growth Opportunities Fund, SSgA International Growth Opportunities Fund and SSgA Large Cap Value Fund. It is anticipated that the liquidation will occur on or about December 12, 2008 (the "Liquidation Date").

In anticipation of the liquidation, each of the funds will cease the public sale of its shares, including to existing shareholders, as soon as practicable. Please note that the Funds will no longer pursue their respective investment objectives and strategies as disclosed in the Prospectuses but will instead take reasonable steps to preserve the value of the their assets in preparation for the distribution of liquidation proceeds on the Liquidation Date.

Shareholders of the Funds may redeem their shares, and may exchange their shares of the Funds for shares of another SSgA Fund, until the Liquidation Date. On the Liquidation Date, any remaining shareholders in the Funds will receive their pro rata share of the net assets of the Funds.

Notes to Financial Statements
37

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of the SSgA Funds and Shareholders
of the SSgA Life Solutions Balanced Fund, SSgA Life Solutions Growth Fund and SSgA Life Solutions Income and Growth Fund:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of SSgA Life Solutions Balanced Fund, SSgA Life Solutions Growth Fund and SSgA Life Solutions Income and Growth Fund (the "Funds") (three of the Funds comprising the SSgA Funds) as of August 31, 2008, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period ended August 31, 2004 were audited by other auditors whose report, dated October 20, 2004, expressed an unqualified opinion on the financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2008, the results of their operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Boston, Massachusetts
October 27, 2008

Report of Independent Registered Public Accounting Firm
38

SSgA
Life Solutions Funds

Tax Information — August 31, 2008 (Unaudited)

The Funds paid distributions from long-term capital gains during their taxable year ended August 31, 2008 as follows:

Life Solutions Income and Growth	$257,612

The Funds designate dividends during the fiscal year as qualifying for the dividends received deduction for corporate shareholders as follows:

Life Solutions Balanced	55.9%
Life Solutions Growth	78.2%
Life Solutions Income and Growth	35.7%

For the tax year ended August 31, 2008, the Funds hereby designate 100%, or the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gain rates.

The Form 1099 mailed to you in January 2009 will show the tax status of all distributions paid to your account in calendar 2008.

Please consult a tax advisor for questions about federal or state income tax laws.

Tax Information
39

SSgA
Life Solutions Funds

Basis for Approval of Advisory Contracts (Unaudited)

Approval of the Advisory Agreement

At a meeting held on April 8, 2008, the Board of Trustees, including a majority of the members of the board who are not "interested persons" of the Investment Company (the "Independent Trustees"), approved the continuation of the Advisory Agreement between the Advisor and the SSgA Funds. In considering the continuation of the Advisory Agreement, the Board of Trustees reviewed a variety of materials relating to the SSgA Funds and the Advisor, including the advisory fees charged and any related expense limitations, total expenses and expense ratios and performance of each fund relative to other similar mutual funds for one, three and five year periods. The Trustees also considered the profitability of the Advisor with respect to the services it renders to the SSgA Funds under the Advisory Agreement and the profitability of the Advisor's affiliated companies with respect to the services provided to the SSgA Funds by such affiliated companies. The Trustees reviewed materials describing the Advisor's personnel and operations, including its investment management and its compliance capabilities and undertakings. The Trustees considered, among other things, the services provided under the Advisory Agreement and other services that the Advisor and its affiliates provide to the Investment Company; the complexity of those services, both on an absolute basis and relative to other mutual fund complexes; the manner in which the Advisor discharges these services; the financial strength of the Advisor; the organization and compensation structure of the Advisor, including staff experience and qualifications; and the process by which investment decisions are made. Much of the material was assembled and provided by Lipper Inc., an independent service provider engaged to provide the Board of Trustees with objective materials for this annual review. The Independent Trustees met among themselves and separately with representatives of the Advisor to evaluate this information. At these meetings, the Independent Trustees were separately represented by independent counsel. The Trustees concluded that (a) over various time periods, the performance of most of the funds compares favorably, or very favorably, to those of similar mutual funds; (b) the Advisor's fees and the expense ratio for each fund compare favorably, or very favorably, to those of similar mutual funds and are exceptionally reasonable in relation to the services provided to the Investment Company; (c) the Advisor has provided, and can be expected to continue providing, high quality investment management services for each fund; (d) the profitability of the Advisor and its affiliates with respect to services provided by them to each fund is not excessive; (e) in light of the current size of each fund, the level of profitability of the Advisor and its affiliates with respect to services provided by them to each fund is not excessive; and (f) in light of the current size of each fund, the level of profitability of the Advisor and its affiliates with respect to each fund over various time periods, and the comparatively low management fee and expense ratio of the fund during these periods, it does not appear that the Advisor has realized benefits from economies of scale in managing the assets of the funds to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for any fund at this time. The Trustees determined that the impact of economies of scale, if any, would be analyzed annually in connection with their consideration of the Advisor's profitability under the advisory contract.

The Trustees are satisfied with the Advisor's ongoing compliance efforts and undertakings, its responsiveness to any concerns expressed by Trustees regarding the management of the funds and with the Advisor's overall consistently excellent and cost-efficient performance. The Trustees believe that their efforts throughout the year help assure that the best interests of the funds and their shareholders are always considered in connection with the day-to-day operations of a large diverse family of funds.

Basis for Approval of Advisory Contracts
40

SSgA
Life Solutions Funds

Shareholder Requests for Additional Information — August 31, 2008 (Unaudited)

The Funds have adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds semiannual and annual financial statements. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Financial Statements of the Underlying Funds can be obtained by calling the Funds at (800) 647-7327.

Shareholder Requests for Additional Information
41

SSgA
Life Solutions Funds

Disclosure of Information about Fund Trustees and Officers —
August 31, 2008 (Unaudited)

The following tables provide information for each trustee and principle officers of the Investment Company, which consists of 26 funds. The first table provides information for the trustees who are interested persons. The second table provides information for the independent trustees. The third table provides information for the officers.

Name, Address and Age	Position(s) with SSgA Funds; Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years; Other Directorships Held	Number of Portfolios in Fund Complex Overseen by Trustee
INTERESTED TRUSTEE

Peter G. Leahy Born November 21, 1960 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Trustee since 2005 Interested Person of the SSgA Funds (as defined in the 1940 Act)	Until successor is elected and qualified	• 2004 to Present, Executive Vice President, State Street Corporation; and September 2006 to Present, Chief Product Officer (1991-2004, Senior Vice President), State Street Global Advisors; and • Director, State Street Global Markets LLC.	26

INDEPENDENT TRUSTEES

Lynn L. Anderson Born April 22, 1939 909 A Street Tacoma, WA 98402	Chairman of the Board since 1988 Independent Chairman since January 2006 Member (ex officio), Audit Committee Member (ex officio), Governance Committee Member (ex officio), Valuation Committee Member (ex officio), QLCC	Until successor is elected and qualified	• Director, Russell Trust Company; and • Until December 2005, Vice Chairman, Frank Russell Company (institutional financial consultant) (Retired); and Chairman of the Board, Russell Investment Company and Russell Investment Funds (registered investment companies) (Retired).	26

William L. Marshall Born December 12, 1942 909 A Street Tacoma, WA 98402	Trustee since 1988 Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Member, QLCC	Until successor is elected and qualified	• Chief Executive Officer and President, Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment advisor and provider of financial and related consulting services); • Certified Financial Planner and Member, Financial Planners Association; and • Registered Representative and Principal for Securities with Cambridge Investment Research, Inc., Fairfield, Iowa.	26

Disclosure of Information about Fund Trustees and Officers
42

SSgA
Life Solutions Funds

Disclosure of Information about Fund Trustees and Officers, continued —
August 31, 2008 (Unaudited)

Name, Address and Age	Position(s) with SSgA Funds; Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years; Other Directorships Held	Number of Portfolios in Fund Complex Overseen by Trustee
INDEPENDENT TRUSTEES (continued)

Steven J. Mastrovich Born November 3, 1956 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, QLCC	Until successor is elected and qualified	• Global Head of Structured Real Estate and Business Development, J.P. Morgan Investment Management (private real estate investment for clients primarily outside of the US to locate private real estate investments within the US).	26

Patrick J. Riley Born November 30, 1948 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Chairman, Governance Committee Member, Valuation Committee Member, QLCC	Until successor is elected and qualified	• 2003 to Present, Associate Justice, Commonwealth of Massachusetts Superior Court; • 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); and • Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	26

Richard D. Shirk Born October 31, 1945 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, QLCC Audit Committee Financial Expert	Until successor is elected and qualified	• March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); • Board Member, Healthcare Georgia Foundation (private foundation); and • September 2002 to Present, Board Member, Amerigroup Corp. (managed health care).	26

Disclosure of Information about Fund Trustees and Officers
43

SSgA
Life Solutions Funds

Disclosure of Information about Fund Trustees and Officers, continued —
August 31, 2008 (Unaudited)

Name, Address and Age	Position(s) with SSgA Funds; Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years; Other Directorships Held	Number of Portfolios in Fund Complex Overseen by Trustee
INDEPENDENT TRUSTEES (continued)

Bruce D. Taber Born April 25, 1943 909 A Street Tacoma, WA 98402	Trustee since 1991 Member, Audit Committee Member, Governance Committee Chairman, Valuation Committee Member, QLCC	Until successor is elected and qualified	• Consultant, Computer Simulation, General Electric Industrial Control Systems (diversified technology and services company); and • Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	26

Henry W. Todd Born May 4, 1947 909 A Street Tacoma, WA 98402	Trustee since 1988 Alternate Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Chairman, QLCC Audit Committee Financial Expert	Until successor is elected and qualified	• Chairman, President and CEO, A.M. Todd Group, Inc. (flavorings manufacturer); and • Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	26

Disclosure of Information about Fund Trustees and Officers
44

SSgA
Life Solutions Funds

Disclosure of Information about Fund Trustees and Officers, continued —
August 31, 2008 (Unaudited)

Name, Address and Age	Position(s) with SSgA Funds; Length of Time Served	Term of Office	Principal Occupation(s) During Past Five Years
OFFICERS

James E. Ross Born June 24, 1965 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	President and Chief Executive Officer from January 2006 to Present Principal Executive Officer since 2005	Until successor is elected by Trustees	• 2005 to Present, President (2001 to 2005, Principal), SSgA Funds Management, Inc. (investment advisor);
• March 2006 to Present, Senior Managing Director (2000 to 2006, Principal), State Street Global Advisors; and
• President, Principal Executive Officer and Trustee, SPDR Series Trust and SPDR Index Shares Funds; Trustee, Select Sector SPDR Trust; President, Principal Executive Officer and Trustee, State Street Master Funds and State Street Institutional Investment Trust (registered investment companies).

Ellen M. Needham Born January 4, 1967 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Vice President since May 2006	Until successor is elected by Trustees	• Principal, SSgA Funds Management, Inc. (investment advisor); and
• July 2007 to Present, Managing Director (June 2006 to July 2007, Vice President; 2000 to June 2006, Principal), State Street Global Advisors.

Julie B. Piatelli Born August 5, 1967 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Chief Compliance Officer since August 2007	Until successor is elected by Trustees	• 2004 to Present, Principal and Senior Compliance Officer, SSgA Funds Management, Inc.; Vice President, State Street Global Advisors; and • 1999 to 2004, Senior Manager, PricewaterhouseCoopers LLC.

Mark E. Swanson Born November 26, 1963 909 A Street Tacoma, WA 98402	Treasurer and Principal Accounting Officer since 2000	Until successor is elected by Trustees	• Director – Fund Administration, Russell Investment Management Company, Russell Fund Services Company, and Russell Trust Company;
• Treasurer and Chief Accounting Officer, Russell Investment Company and Russell Investment Funds; and
• Director, Russell Financial Services, Inc., Russell Investment Management Company, and Russell Fund Services Company.

Gregory J. Lyons Born August 24, 1960 909 A Street Tacoma, WA 98402	Secretary since 2007 and Chief Legal Officer since 2008	Until successor is elected by Trustees	• Associate General Counsel and Assistant Secretary, Frank Russell Company, Russell Insurance Agency, Inc.;
• Director and Secretary, Russell Investment Management Company, Russell Financial Services, Inc., and Russell Fund Services Company; and
• Secretary and Chief Legal Counsel, Russell Investment Company and Russell Investment Funds.

Disclosure of Information about Fund Trustees and Officers
45

SSgA
Life Solutions Funds

State Street Financial Center

One Lincoln Street
Boston, Massachusetts 02111-2900
(800) 647-7327

Trustees

Lynn L. Anderson, Chairman

Peter G. Leahy

William L. Marshall

Steven J. Mastrovich

Patrick J. Riley

Richard D. Shirk

Bruce D. Taber

Henry W. Todd

Officers

James E. Ross, President, Chief Executive Officer and Principal Executive Officer

Mark E. Swanson, Treasurer and Principal Accounting Officer

Ellen M. Needham, Vice President

Julie B. Piatelli, Chief Compliance Officer

Gregory J. Lyons, Secretary and Chief Legal Officer

Rick Chase, Assistant Treasurer

Ross E. Erickson, Assistant Treasurer

Kimberlee A. Lloyd, Assistant Treasurer

David J. Craig, Assistant Treasurer

Carla L. Anderson, Assistant Secretary

Sandra L. Geiger, Assistant Secretary

Investment Adviser

SSgA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Custodian and Office of Shareholder Inquiries

State Street Bank and Trust Company

1776 Heritage Drive

North Quincy, Massachusetts 02171

Transfer and Dividend Paying Agent

Boston Financial Data Services, Inc.

Two Heritage Drive

North Quincy, Massachusetts 02171

Distributor

State Street Global Markets, LLC

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Administrator

Russell Fund Services Company

909 A Street

Tacoma, Washington 98402

Legal Counsel

Goodwin Procter LLP

Exchange Place

Boston, Massachusetts 02109

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, Massachusetts 02116

Fund Management and Service Providers
46

LSAR-08/08 (50771)

MONEY MARKET FUNDS

Money Market Fund

US Government Money Market Fund

Tax Free Money Market Fund

Annual Report

August 31, 2008

SSgA Funds
Money Market Funds

Annual Report

August 31, 2008

"SSgA®" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objective and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or another governmental agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

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SSgA Funds

Letter from the President of SSgA Funds Management, Inc.

Dear Shareholder,

We are pleased to provide you with the August 31, 2008, Annual Report for the SSgA Money Market, the SSgA US Government Money Market Fund and the SSgA Tax Free Money Market Fund (the "Funds"). This report provides the Funds' investment performance and financial statements as of August 31, 2008. As you review your overall investment strategy, we hope you find this information helpful.

Over the past fiscal year and continuing to the present day, the short term markets have experienced unprecedented illiquidity, placing stress on the core principles of all money market funds. During this timeframe, the market has seen the routing of the asset backed commercial paper markets through dissolution of the structured investment vehicles ("SIVs"), the downfall of monoline insurers and auction rate securities, and collapses and massive mergers of venerable institutions in the banking and investment banking industry. These events spawned multiple programs from the Federal Reserve and the U.S. Treasury to support the financial markets and money market funds in particular. Indeed, State Street Global Advisors ("SSgA"), which includes SSgA Funds Management, Inc., ("SSgA FM")the Funds adviser, participated in a number of industry discussions aimed at finding solutions to help alleviate the liquidity issues impacting the money market fund industry. In an effort to reassure investors, the SSgA Money Market and SSgA Tax Free Money Market Funds have announced participation in one such program, the U.S Treasury's Temporary Guarantee Program for Money Market Funds, which provides a guarantee to shareholders of the price of the Funds' shares for shareholders in the Funds as of September 19, 2008. More information about the Treasury's program is available on the U.S. Treasury's website at http://www.ustreas.gov.

Throughout these events, the Funds have remained focused on providing stability, liquidity and competitive yields through all market environments and mitigating exposure risks by investing in high quality issuers and counterparties. As one of the largest cash managers in the world*, SSgA and SSgA FM, have a long-standing commitment to professional cash management and rigorous, independent credit analysis. With a worldwide team of 55 cash investment managers and a dedicated 13-member short-term credit research team, SSgA has committed significant resources to cash management and will continue to adhere to its disciplined investment process.

The past year has been difficult as investors everywhere struggled with volatile and uncertain market conditions, which has put a damper on investor confidence. We would like to thank you for your ongoing support of the SSgA Funds. We look forward to continue sharing the benefit of our experience with you and delivering quality products and services.

Sincerely,

James Ross
President
SSgA Funds

* Institutional Investor 2008 America's Top 300 Money Managers (July/August 2008)

President's Letter
3

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SSgA

Money Market Fund

Shareholder Expense Example — August 31, 2008 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from March 1, 2008 to August 31, 2008.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2008	$1,000.00	$1,000.00
Ending Account Value August 31, 2008	$1,012.40	$1,023.18
Expenses Paid During Period *	$1.97	$1.98

* Expenses are equal to the Fund's expense ratio of 0.39% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Money Market Fund
5

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SSgA
Money Market Fund

Schedule of Investments — August 31, 2008

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Corporate Bonds and Notes - 25.6%
Bank of America Corp. (next reset date 10/03/08) (Ê)(l)	100,000	2.988	09/03/09	100,000
Bank of America Corp. (next reset date 11/25/08) (Ê)	100,000	3.011	08/25/09	100,000
General Electric Capital Corp. (Ê)	200,000	2.512	09/24/09	200,000
Goldman Sachs Group, Inc. Master Note (next reset date 09/22/08) (Ê)(ß)(l)	100,000	3.171	02/20/09	100,000
Goldman Sachs Group, Inc. Promissory Note (ß)(l)	100,000	3.230	12/02/08	100,000
HBOS Treasury Services PLC (next reset date 09/02/08) (Ê)(l)	40,000	2.534	09/30/08	40,000
JPMorgan Chase & Co. (Ê)	105,000	2.461	09/02/08	105,000
Lloyds TSB Group PLC (Ê)(l)	150,000	2.451	09/05/08	150,000
Merrill Lynch & Co., Inc. (Ê)	70,000	2.541	09/03/08	70,000
Morgan Stanley (Ê)	70,000	2.541	09/03/08	70,000
Morgan Stanley (Ê)	50,000	2.617	09/15/08	50,000
National Australia Bank, Ltd. (Ê)(l)	70,000	2.463	09/05/08	70,000
Nordea Bank AB (Ê)(l)	118,000	2.483	09/10/08	118,000
Procter & Gamble International Funding SCA (next reset date 11/19/08) (Ê)	29,000	2.879	02/19/09	29,000
Svenska Handelsbanken AB (Ê)(l)	70,000	2.454	09/12/08	70,000
Svenska Handelsbanken AB (Ê)(l)	100,000	2.461	09/19/08	100,000
Toyota Motor Credit Corp. (next reset date 09/02/08) (Ê)	100,000	2.200	02/02/09	100,000
UniCredito Italiano SpA (Ê)(l)	25,000	2.497	09/12/08	25,000
Wells Fargo & Co. (Ê)	45,000	2.616	09/17/08	45,000
Wells Fargo & Co. (next reset date 09/03/08) (Ê)	100,000	2.521	10/02/08	100,000
Westpac Banking Corp. (Ê)(l)	100,000	2.451	09/05/08	100,000
Westpac Banking Corp. (Ê)(l)	52,000	2.466	09/15/08	52,000
Total Corporate Bonds and Notes (amortized cost $1,894,000)				1,894,000
Domestic Certificates of Deposit - 7.6%
Chase Bank	100,000	2.730	11/14/08	100,000
Chase Bank	150,000	2.770	12/19/08	150,000
Citibank	117,000	2.740	11/05/08	117,000
Citibank	100,000	2.750	11/10/08	100,000
Citibank	100,000	2.770	11/21/08	100,000
Total Domestic Certificates of Deposit (amortized cost $567,000)				567,000
Domestic Commercial Paper - 4.3%
Bank of America Corp.	100,000	2.615	10/02/08	99,775
Bank of America Corp.	100,000	2.865	12/09/08	99,212
General Electric Capital Corp.	50,000	2.830	12/18/08	49,576
General Electric Capital Corp.	75,000	2.830	12/19/08	74,357
Total Domestic Commercial Paper (amortized cost $322,920)				322,920
Eurodollar Certificates of Deposit - 6.1%
ING Bank	350,000	2.890	11/10/08	350,000
National Australia Bank, Ltd.	100,000	2.790	10/09/08	100,000
Total Eurodollar Certificates of Deposit (amortized cost $450,000)				450,000

Money Market Fund
7

SSgA
Money Market Fund

Schedule of Investments, continued — August 31, 2008

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
United States Government Agencies - 1.7%
Federal Home Loan Bank System (Ê)	125,000	2.604	11/13/08	125,000
Total United States Government Agencies (amortized cost $125,000)				125,000
Yankee Certificates of Deposit - 48.6%
Australia and New Zealand Banking Group, Ltd.	150,000	2.720	11/26/08	150,000
Banco Bilbao Vizcaya Argentaria	250,000	2.805	10/09/08	250,001
Banco Bilbao Vizcaya Argentaria	100,000	3.005	10/28/08	100,001
Bank of Nova Scotia	150,000	2.750	10/10/08	150,000
Bank of Nova Scotia	150,000	2.750	10/14/08	150,000
Bank of Scotland PLC	250,000	3.030	11/03/08	250,000
Barclays Bank PLC (Ê)	100,000	2.791	09/12/08	100,000
Barclays Bank PLC	100,000	2.750	11/06/08	100,000
Barclays Bank PLC	100,000	2.880	11/10/08	100,000
BNP Paribas SA	350,000	2.710	10/27/08	350,000
Calyon NY	350,000	2.800	10/09/08	350,000
Dexia Bank	250,000	2.855	10/15/08	250,002
Rabobank	100,000	2.730	10/02/08	100,000
Rabobank	100,000	2.680	10/24/08	100,000
Rabobank	100,000	2.700	11/10/08	100,000
Royal Bank of Scotland	350,000	2.690	09/22/08	350,001
Societe Generale	150,000	3.050	09/02/08	150,000
Societe Generale	150,000	2.820	11/19/08	150,000
Svenska Handelsbanken AB	150,000	2.750	10/24/08	150,001
Westpac Banking Corp.	200,000	2.710	10/24/08	200,001
Total Yankee Certificates of Deposit (amortized cost $3,600,007)				3,600,007
Total Investments - 93.9% (amortized cost $6,958,927)				6,958,927
Repurchase Agreements - 6.0%
Agreement with Bank of America and The Bank of New York, Inc. (Tri-Party) of $43,070 dated August 29, 2008, at 2.140% to be repurchased at $43,080 on September 2, 2008, collateralized by: $44,110 par various United States Government Agency Mortgage Obligations, valued at $43,931				43,070
Agreement with JPMorgan Chase Securities and JPMorgan Chase & Co. (Tri-Party) of $400,000 dated August 29, 2008, at 2.140% to be repurchased at $400,095 on September 2, 2008, collateralized b $463,933 par various United States Government Agency Mortgage Obligations, valued at $408,001				400,000
Total Repurchase Agreements (identified cost $443,070)				443,070
Total Investments and Repurchase Agreements - 99.9% (cost $7,401,997) (†)				7,401,997
Other Assets and Liabilities, Net - 0.1%				5,995
Net Assets - 100.0%				7,407,992

See accompanying notes which are an integral part of the financial statements.

Money Market Fund
8

SSgA
Money Market Fund

Presentation of Portfolio Holdings — August 31, 2008

Categories	% of Net Assets
Corporate Bonds and Notes	25.6
Domestic Certificates of Deposit	7.6
Domestic Commercial Paper	4.3
Eurodollar Certificates of Deposit	6.1
United States Government Agencies	1.7
Yankee Certificates of Deposit	48.6
Repurchase Agreements	6.0
Total Investments and Repurchase Agreements	99.9
Other Assets and Liabilities, Net	0.1
100.0

See accompanying notes which are an integral part of the financial statements.

Money Market Fund
9

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SSgA

US Government Money Market Fund

Shareholder Expense Example — August 31, 2008 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from March 1, 2008 to August 31, 2008.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2008	$1,000.00	$1,000.00
Ending Account Value August 31, 2008	$1,010.10	$1,023.23
Expenses Paid During Period *	$1.92	$1.93

* Expenses are equal to the Fund's expense ratio of 0.38% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

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US Government Money Market Fund

Schedule of Investments — August 31, 2008

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
United States Government Agencies - 57.4%
Federal Home Loan Bank (next reset date 09/04/08) (Ê)	111,000	2.441	12/04/08	111,016
Federal Home Loan Bank	200,000	2.710	04/03/09	200,000
Federal Home Loan Bank (next reset date 09/02/08) (Ê)	75,000	2.320	04/23/09	75,000
Federal Home Loan Mortgage Corp.	200,000	2.400	10/20/08	199,347
Federal Home Loan Mortgage Corp. (next reset date 09/26/08) (Ê)	200,000	2.639	12/26/08	200,106
Federal National Mortgage Association Discount Note	200,000	2.400	10/20/08	199,347
Federal National Mortgage Association Discount Note	250,000	2.530	11/05/08	248,858
Total United States Government Agencies (amortized cost $1,233,674)				1,233,674
Total Investments - 57.4% (amortized cost $1,233,674)				1,233,674
Repurchase Agreements - 42.6%
Agreement with ABN AMRO and The Bank of New York, Inc. (Tri-Party) of $50,000 dated August 29, 2008, at 2.110% to be repurchased at $50,012 on September 2, 2008, collateralized by: $45,951 par United States Treasury Bond Obligations, valued at $51,000				50,000
Agreement with Barclays Capital, Inc. and The Bank of New York, Inc. (Tri-Party) of $314,249 dated August 29, 2008, at 2.120% to be repurchased at $314,323 on September 2, 2008, collateralized by: $316,476 par United States Government Agency Obligations, valued at $320,538				314,249
Agreement with BNP Paribas and The Bank of New York, Inc. (Tri-Party) of $50,000 dated August 29, 2008, at 2.120% to be repurchased at $50,012 on September 2, 2008, collateralized by: $51,304 par United States Government Agency Obligations, valued at $51,000				50,000
Agreement with HSBC Securities, Inc. and JP Morgan Chase & Co. (Tri-Party) of $50,000 dated August 29, 2008, at 2.120% to be repurchased at $50,012 on September 2, 2008, collateralized by: $50,110 par United States Government Agency Obligations, valued at $51,004				50,000
Agreement with ING Financial Markets LLC and JP Morgan Chase & Co. (Tri-Party) of $400,000 dated August 29, 2008, at 2.120% to be repurchased at $400,094 on September 2, 2008, collateralized by: $380,240 par United States Government Agency Obligations, valued at $408,005				400,000
Agreement with UBS Warburg, LLC and JP Morgan Chase & Co. (Tri-Party) of $50,000 dated August 29, 2008, at 2.120% to be repurchased at $50,012 on September 2, 2008, collateralized by: $50,456 par United States Government Agency Obligations, valued at $51,004				50,000
Total Repurchase Agreements (identified cost $914,249)				914,249
Total Investments and Repurchase Agreements - 100.0% (cost $2,147,923) (†)				2,147,923
Other Assets and Liabilities, Net - 0.0%				572
Net Assets - 100.0%				2,148,495

See accompanying notes which are an integral part of the financial statements.

US Government Money Market Fund
13

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US Government Money Market Fund

Presentation of Portfolio Holdings — August 31, 2008

Categories	% of Net Assets
United States Government Agencies	57.4
Repurchase Agreements	42.6
Total Investments and Repurchase Agreements	100.0
Other Assets and Liabilities, Net	—	*
	100.0

* Less than .05% of net assets

See accompanying notes which are an integral part of the financial statements.

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14

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Tax Free Money Market Fund

Shareholder Expense Example — August 31, 2008 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from March 1, 2008 to August 31, 2008.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2008	$1,000.00	$1,000.00
Ending Account Value August 31, 2008	$1,009.00	$1,022.77
Expenses Paid During Period *	$2.37	$2.39

* Expenses are equal to the Fund's expense ratio of 0.47% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

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Tax Free Money Market Fund

Schedule of Investments — August 31, 2008

Amounts in thousands (except share amounts)
	Principal Amount ($)	Rate or Shares	Date of %Maturity	Value $
Short-Term Tax-Exempt Obligations - 92.0%
Alabama - 1.0%
Montgomery BMC Special Care Facilities Financing Authority Revenue Bonds, weekly demand (Ê)(µ)	3,365	5.500	12/01/30	3,365
Alaska - 0.7%
Alaska Housing Finance Corp. Revenue Bonds, weekly demand (Ê)(µ)	2,250	2.350	07/01/22	2,250
Arizona - 2.9%
Phoenix Civic Improvement Corp. Revenue Bonds, weekly demand (Ê)(µ)	2,500	5.630	07/01/23	2,500
Phoenix Industrial Development Authority Revenue Bonds, weekly demand (Ê)(µ)	5,000	1.820	11/01/42	5,000
Pima County Industrial Development Authority Revenue Bonds, weekly demand (Ê)(µ)	2,400	1.700	12/01/22	2,400
				9,900
California - 1.8%
California School Cash Reserve Program Authority Certificate of Participation (µ)	2,000	3.000	07/06/09	2,022
Metropolitan Water District of Southern California Revenue Bonds, weekly demand (Ê)	1,710	1.570	07/01/25	1,710
State of California General Obligation Unlimited, weekly demand (Ê)(µ)	2,275	1.500	05/01/33	2,275
				6,007
Colorado - 3.0%
Colorado Housing & Finance Authority Revenue Bonds, weekly demand (Ê)	725	1.900	10/01/30	725
Denver City & County Colorado Certificate of Participation, weekly demand (Ê)(µ)	4,900	7.000	12/01/29	4,900
E-470 Public Highway Authority Revenue Bonds, weekly demand (Ê)(µ)	1,060	5.630	09/01/18	1,060
Southern Ute Indian Tribe of Southern Ute Indian Reservation Revenue Bonds, weekly demand (Ê)	3,700	1.850	11/01/31	3,700
				10,385
Connecticut - 3.9%
Connecticut State Health & Educational Facility Authority Revenue Bonds, weekly demand (Ê)	2,500	1.900	07/01/29	2,500
Connecticut State Health & Educational Facility Authority Revenue Bonds, weekly demand (Ê)	10,770	1.900	07/01/36	10,770
				13,270
District of Columbia - 0.8%
District of Columbia General Obligation Unlimited, weekly demand (Ê)(µ)	1,090	2.650	06/01/15	1,090
District of Columbia General Obligation Unlimited, weekly demand (Ê)(µ)	1,700	2.650	06/01/30	1,700
				2,790
Florida - 4.5%
Austin Trust Various States Certificate of Participation, weekly demand (Ê)(µ)	2,765	1.960	07/01/27	2,765
Dade County Industrial Development Authority Revenue Bonds, weekly demand (Ê)(µ)	2,410	1.740	01/01/16	2,410
Greater Orlando Aviation Authority Revenue Bonds, weekly demand (Ê)(µ)	10,315	2.020	10/01/18	10,315
				15,490
Georgia - 3.0%
Athens-Clarke County Unified Government Development Authority Revenue Bonds, weekly demand (Ê)(µ)	10,260	2.450	08/01/33	10,260

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17

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Tax Free Money Market Fund

Schedule of Investments, continued — August 31, 2008

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Idaho - 1.0%
Idaho Housing & Finance Association Revenue Bonds, weekly demand (Ê)	1,500	2.100	01/01/33	1,500
Idaho Housing & Finance Association Revenue Bonds, weekly demand (Ê)	2,000	2.100	07/01/33	2,000
				3,500
Illinois - 7.8%
Austin Trust Various States Revenue Bonds, weekly demand (Ê)(µ)	7,500	1.840	08/15/47	7,500
County of Will Illinois Revenue Bonds, weekly demand (Ê)(µ)	3,440	1.880	12/01/25	3,440
Du Page & Will Counties Community School District No. 204 Indian General Obligation Unlimited	2,630	5.000	12/30/08	2,659
Illinois Educational Facilities Authority Revenue Bonds, weekly demand (Ê)	3,400	1.830	03/01/27	3,400
Illinois Finance Authority Revenue Bonds, weekly demand (Ê)(µ)	1,200	1.780	01/01/36	1,200
Illinois Finance Authority Revenue Bonds, weekly demand (Ê)(µ)	3,150	1.760	04/01/41	3,150
Illinois Health Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	2,300	1.850	08/01/15	2,300
Illinois Health Facilities Authority Revenue Bonds, weekly demand (Ê)	3,000	1.830	08/15/25	3,000
				26,649
Kentucky - 2.2%
Lexington-Fayette Urban County Airport Corp. Revenue Bonds, weekly demand (Ê)(µ)	2,900	3.750	07/01/28	2,900
Louisville & Jefferson County Metropolitan Sewer District Revenue Bonds, weekly demand (Ê)(µ)	4,725	2.200	05/15/23	4,725
				7,625
Maine - 1.3%
Regional Waste Systems, Inc. Revenue Bonds, weekly demand (Ê)	700	2.130	07/01/12	700
State of Maine General Obligation Unlimited	3,820	4.000	05/15/09	3,881
				4,581
Maryland - 6.9%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	15,000	1.850	07/01/34	15,000
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	4,000	1.800	04/01/35	4,000
Maryland State Economic Development Corp. Revenue Bonds, weekly demand (Ê)	4,500	1.600	05/15/43	4,500
				23,500
Massachusetts - 4.8%
Massachusetts Bay Transportation Authority Revenue Bonds, weekly demand (Ê)(l)	1,000	1.850	07/01/30	1,000
Massachusetts Health & Educational Facilities Authority Revenue Bonds	2,660	1.530	12/03/08	2,660
Massachusetts Health & Educational Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	1,925	1.870	07/01/27	1,925
Massachusetts Health & Educational Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	10,900	2.400	10/01/35	10,900
				16,485
Michigan - 1.3%
Jackson County Economic Development Corp. Revenue Bonds, weekly demand (Ê)(µ)	1,500	1.860	12/01/14	1,500
Michigan Municipal Bond Authority Revenue Bonds, weekly demand (Ê)	995	1.870	10/01/21	995
Michigan State Housing Development Authority Revenue Bonds, weekly demand (Ê)(µ)	2,000	1.850	06/01/30	2,000
				4,495

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18

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Tax Free Money Market Fund

Schedule of Investments, continued — August 31, 2008

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Nevada - 0.9%
Nevada Housing Division Revenue Bonds, weekly demand (Ê)(µ)	1,200	2.000	04/01/31	1,200
Nevada Housing Division Revenue Bonds, weekly demand (Ê)	1,900	2.000	10/15/33	1,900
				3,100
New Hampshire - 1.9%
New Hampshire Business Finance Authority Revenue Bonds, weekly demand (Ê)(µ)	1,900	1.900	01/01/18	1,900
New Hampshire Health & Education Facilities Authority Revenue Bonds, weekly demand (Ê)	4,500	1.880	06/01/32	4,500
				6,400
New Jersey - 0.6%
New Jersey Transportation Trust Fund Authority Revenue Bonds	2,050	5.500	06/15/09	2,110
New York - 8.1%
City of New York New York General Obligation Unlimited, weekly demand (Ê)(µ)	1,000	2.050	08/01/11	1,000
Long Island Power Authority Revenue Bonds, weekly demand (Ê)(µ)	2,300	1.750	05/01/33	2,300
New York City Transitional Finance Authority Revenue Bonds, weekly demand (Ê)	3,435	1.550	11/01/22	3,435
New York City Transitional Finance Authority Revenue Bonds, weekly demand (Ê)	4,160	1.830	11/15/22	4,160
New York State Dormitory Authority Revenue Bonds, weekly demand (Ê)(µ)	1,520	1.750	07/01/28	1,520
New York State Dormitory Authority Revenue Bonds, weekly demand (Ê)	11,575	2.250	07/01/37	11,575
New York State Housing Finance Agency Revenue Bonds, weekly demand (Ê)(µ)	3,700	1.800	03/15/28	3,700
				27,690
North Carolina - 1.2%
Piedmont Triad Airport Authority Revenue Bonds, weekly demand (µ)(æ)	1,200	6.375	07/01/16	1,260
State of North Carolina General Obligation Unlimited	1,750	5.000	03/01/09	1,779
State of North Carolina General Obligation Unlimited, weekly demand (Ê)	1,000	1.600	05/01/21	1,000
				4,039
Ohio - 4.8%
City of Columbus Ohio General Obligation Unlimited, weekly demand (Ê)	1,500	1.590	12/01/26	1,500
County of Franklin Ohio Revenue Bonds, weekly demand (Ê)	5,100	1.820	06/01/16	5,100
County of Franklin Ohio Revenue Bonds, weekly demand (Ê)(µ)	6,865	1.770	12/01/28	6,865
State of Ohio General Obligation Unlimited, weekly demand (Ê)	2,810	1.500	03/15/25	2,810
				16,275
Oklahoma - 0.9%
Austin Trust Various States Revenue Bonds, weekly demand (Ê)	3,070	1.840	02/15/42	3,070
Oregon - 3.0%
Oregon State Department of Administrative Services Revenue Bonds (µ)	10,000	5.000	09/01/09	10,328
Pennsylvania - 4.2%
Geisinger Authority Revenue Bonds, weekly demand (Ê)	9,500	2.150	05/15/35	9,500
Philadelphia Hospitals & Higher Education Facilities Authority Revenue Bonds, weekly demand (Ê)	5,000	2.200	07/01/31	5,000
				14,500
South Carolina - 2.6%
North Charleston South Carolina Revenue Bonds, weekly demand (Ê)	8,965	1.900	12/01/18	8,965
				8,965

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19

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Tax Free Money Market Fund

Schedule of Investments, continued — August 31, 2008

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Tennessee - 2.1%
Chattanooga Health Educational & Housing Facility Board Revenue Bonds (µ)	3,150	6.625	09/01/08	3,150
Jackson Health Educational & Housing Facility Board Revenue Bonds, weekly demand (Ê)	750	1.900	10/15/32	750
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board Revenue Bonds, weekly demand (Ê)(µ)	3,095	2.250	01/01/30	3,095
Montgomery County Public Building Authority Revenue Bonds, weekly demand (Ê)(µ)	85	2.450	07/01/34	85
				7,080
Texas - 5.2%
Austin County Industrial Development Corp. Revenue Bonds, weekly demand (Ê)(µ)	1,400	1.850	12/01/14	1,400
Austin Trust Various States General Obligation Unlimited, weekly demand (Ê)	7,500	1.840	04/01/25	7,500
Katy Independent School District General Obligation Unlimited, weekly demand (æ)	1,300	6.125	02/15/32	1,333
Red River Texas Revenue Bonds, weekly demand (Ê)	3,500	1.850	05/15/30	3,500
Round Rock Independent School District General Obligation Unlimited, weekly demand (Ê)	1,400	1.880	08/01/21	1,400
Texas A&M University Revenue Bonds	2,700	5.375	05/15/09	2,772
				17,905
Utah - 2.6%
Morgan County Utah Revenue Bonds, weekly demand (Ê)(µ)	1,750	1.950	08/01/31	1,750
Murray Utah Revenue Bonds, weekly demand (Ê)	1,200	2.350	05/15/36	1,200
Utah Housing Corp. Revenue Bonds, weekly demand (Ê)	6,000	2.100	07/01/33	6,000
				8,950
Vermont - 0.3%
Vermont Educational & Health Buildings Financing Agency Revenue Bonds, weekly demand (Ê)(µ)	1,200	4.500	12/01/25	1,200
Virginia - 3.9%
Hampton Redevelopment & Housing Authority Revenue Bonds, weekly demand (Ê)	1,500	2.000	06/15/26	1,500
Virginia Commonwealth Transportation Board Revenue Bonds, weekly demand (æ)	11,340	5.500	05/15/20	11,757
				13,257
Washington - 1.0%
Washington Health Care Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	3,485	1.950	08/01/26	3,485
West Virginia - 0.9%
West Virginia State Hospial Finance Authority Revenue Bonds, weekly demand (Ê)(µ)	3,000	4.500	12/01/25	3,000
Wisconsin - 0.9%
Wisconsin Housing & Economic Development Authority Revenue Bonds, weekly demand (Ê)	3,000	1.950	09/01/33	3,000
Total Short-Term Tax-Exempt Obligations (amortized cost $314,906) (†)				314,906

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20

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Tax Free Money Market Fund

Schedule of Investments, continued — August 31, 2008

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Value $
Other Short-Term Investments - 7.8% AIM Tax Free Cash Reserve Money Market Fund	26,700,000	26,700
Total Other Short-Term Investments (cost $26,700)		26,700
Total Investments - 99.8% (amortized cost $341,606) (†)		341,606
Other Assets and Liabilities, Net - 0.2%		713
Net Assets - 100.0%		342,319

See accompanying notes which are an integral part of the financial statements.

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21

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Tax Free Money Market Fund

Schedule of Investments, continued — August 31, 2008

Quality Ratings as a % of Value (Unaudited)

VMIG1, SP-1+ or equivalent*	100%

Economic Sector Emphasis as a % of Value (Unaudited)

Healthcare Revenue	22%
Education Revenue	20
General Obligation	14
Housing Revenue	13
Other Revenue	13
Public Agency	5
Airport Revenue	4
Water and Sewer	4
Industrial Revenue/Pollution Control Revenue	2
Transportation Revenue	2
Electricity & Power Revenue	1
100%

*    VMIG1: The highest short-term municipal note credit rating given by Moody's Investor Services to notes with a demand feature which are of the "best quality."

    SP-1+: The highest short-term municipal note credit rating given by Standard & Poor's Corporation to notes with a "very strong or strong capacity to pay principal and interest."

See accompanying notes which are an integral part of the financial statements.

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22

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Tax Free Money Market Fund

Presentation of Portfolio Holdings — August 31, 2008

Categories	% of Net Assets
Alabama	1.0
Alaska	0.7
Arizona	2.9
California	1.8
Colorado	3.0
Connecticut	3.9
District of Columbia	0.8
Florida	4.5
Georgia	3.0
Idaho	1.0
Illinois	7.8
Kentucky	2.2
Maine	1.3
Maryland	6.9
Massachusetts	4.8
Michigan	1.3
Nevada	0.9
New Hampshire	1.9
New Jersey	0.6
New York	8.1
North Carolina	1.2
Ohio	4.8
Oklahoma	0.9
Oregon	3.0
Pennsylvania	4.2
South Carolina	2.6
Tennessee	2.1
Texas	5.2
Utah	2.6
Vermont	0.3
Virginia	3.9
Washington	1.0
West Virginia	0.9
Wisconsin	0.9
Other Short-Term Investments	7.8
Total Investments	99.8
Other Assets and Liabilities, Net	0.2
100.0

See accompanying notes which are an integral part of the financial statements.

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23

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Money Market Funds

Notes to Schedules of Investments — August 31, 2008

(Ê)  Adjustable or floating rate security. Rate shown reflects rate in effect at period end.

(µ)  Bond is insured by a guarantor.

(æ)  Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.

(†)  The identified cost for Federal income tax purposes.

(ß)  Illiquid security.

(l)  Restricted security (144A). Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.

Notes to Schedules of Investments
24

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Money Market Funds

Statements of Assets and Liabilities — August 31, 2008

Amounts in thousands	Money Market Fund	US Government Money Market Fund	Tax Free Money Market Fund
Assets
Investments, at identified cost	$6,958,927	$1,233,674	$341,606
Investments at amortized cost which approximates value	6,958,927	1,233,674	341,606
Repurchase agreements at cost which approximates value	443,070	914,249	—
Receivables:
Interest	24,425	4,660	1,394
Fund shares sold	326	1	—
Prepaid expenses	112	30	7
Total assets	7,426,860	2,152,614	343,007
Liabilities
Payables:
Due to Custodian	—	—	90
Fund shares redeemed	326	—	—
Accrued fees to affiliates	3,050	814	179
Other accrued expenses	137	43	21
Dividends	15,355	3,262	398
Total liabilities	18,868	4,119	688
Net Assets	$7,407,992	$2,148,495	$342,319
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$8	$114	$107
Accumulated net realized gain (loss)	1,454	(34)	(136)
Shares of beneficial interest	7,407	2,148	342
Additional paid-in capital	7,399,123	2,146,267	342,006
Net Assets	$7,407,992	$2,148,495	$342,319
Net Asset Value, offering and redemption price per share:
Net asset value per share*	$1.00	$1.00	$1.00
Net assets	$7,407,991,947	$2,148,494,847	$342,318,618
Shares outstanding ($.001 par value)	7,406,534,078	2,148,471,071	342,267,450
* Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Statements of Assets and Liabilities
25

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Money Market Funds

Statements of Operations — For the Period Ended August 31, 2008

Amounts in thousands	Money Market Fund	US Government Money Market Fund	Tax Free Money Market Fund
Investment Income
Dividends	$—	$—	$638
Interest	299,744	79,635	15,485
Total investment income	299,744	79,635	16,123
Expenses
Advisory fees	19,802	5,822	1,365
Administrative fees	2,423	712	167
Custodian fees	973	329	100
Distribution fees	1,457	414	103
Transfer agent fees	103	47	34
Professional fees	108	48	34
Registration fees	31	44	32
Shareholder servicing fees	5,484	1,161	632
Trustees' fees	173	62	23
Insurance fees	214	19	6
Printing fees	264	45	15
Miscellaneous	67	27	22
Expenses before reductions	31,099	8,730	2,533
Expense reductions	(10)	—	(20)
Net expenses	31,089	8,730	2,513
Net investment income (loss)	268,655	70,905	13,610
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	1,505	—	(2)
Net Increase (Decrease) in Net Assets from Operations	$270,160	$70,905	$13,608

See accompanying notes which are an integral part of the financial statements.

Statements of Operations
26

SSgA
Money Market Funds

Statements of Changes in Net Assets — For the Periods Ended August 31,

	Money Market Fund		US Government Money Market Fund		Tax Free Money Market Fund
Amounts in thousands	2008	2007	2008	2007	2008	2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$268,655	$377,222	$70,905	$55,254	$13,610	$16,529
Net realized gain (loss)	1,505	—	—	—	(2)	(45)
Net increase (decrease) in net assets from operations	270,160	377,222	70,905	55,254	13,608	16,484
Distributions
From net investment income	(268,655)	(377,222)	(70,905)	(55,254)	(13,610)	(16,529)
Net decrease in net assets from distributions	(268,655)	(377,222)	(70,905)	(55,254)	(13,610)	(16,529)
Share Transactions
Net increase (decrease) in net assets from share transactions	(368,115)	(26,640)	540,617	391,435	(120,945)	(58,696)
Total Net Increase (Decrease) in Net Assets	(366,610)	(26,640)	540,617	391,435	(120,947)	(58,741)
Net Assets
Beginning of period	7,774,602	7,801,242	1,607,878	1,216,443	463,266	522,007
End of period	$7,407,992	$7,774,602	$2,148,495	$1,607,878	$342,319	$463,266
Undistributed (overdistributed) net investment income included in net assets	$8	$9	$114	$114	$107	$107

See accompanying notes which are an integral part of the financial statements.

Statements of Changes in Net Assets
27

SSgA
Money Market Funds

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(c)	$ Net Realized and Unrealized Gain (Loss)		$ Total Income from Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Total Distributions
Money Market Fund
August 31, 2008	1.0000	.0339	.0004		.0343	(.0343)	—	(.0343)
August 31, 2007	1.0000	.0497	—		.0497	(.0497)	—	(.0497)
August 31, 2006	1.0000	.0418	—	(b)	.0418	(.0418)	—	(.0418)
August 31, 2005	1.0000	.0218	—		.0218	(.0218)	—	(.0218)
August 31, 2004	1.0000	.0076	—		.0076	(.0076)	—	(.0076)
US Government Money Market Fund
August 31, 2008	1.0000	.0308	—		.0308	(.0308)	—	(.0308)
August 31, 2007	1.0000	.0489	—		.0489	(.0489)	—	(.0489)
August 31, 2006	1.0000	.0412	—	(b)	.0412	(.0412)	—	(.0412)
August 31, 2005	1.0000	.0214	—		.0214	(.0214)	—	(.0214)
August 31, 2004	1.0000	.0070	—		.0070	(.0070)	—	(.0070)
Tax Free Money Market Fund
August 31, 2008	1.0000	.0250	(.0017)		.0233	(.0233)	—	(.0233)
August 31, 2007	1.0000	.0310	—	(b)	.0310	(.0310)	—	(.0310)
August 31, 2006	1.0000	.0262	—	(b)	.0262	(.0262)	—	(.0262)
August 31, 2005	1.0000	.0146	—		.0146	(.0146)	—	(.0146)
August 31, 2004	1.0000	.0048	.0003		.0051	(.0048)	(.0003)	(.0051)

(a)  May reflect amounts waived and/or reimbursed by the investment advisor and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less that .005%.
(b)  Less than $.0001 per share.
(c)  Per share data are based on average shares outstanding.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights
28

	$ Net Asset Value, End of Period	% Total Return	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(a)	% Ratio of Expenses to Average Net Assets, Gross	% Ratio of Net Investment Income to Average Net Assets(a)
Money Market Fund
August 31, 2008	1.0000	3.48	7,407,992	.39	.39	3.39
August 31, 2007	1.0000	5.08	7,774,602	.40	.42	4.97
August 31, 2006	1.0000	4.26	7,801,242	.40	.43	4.19
August 31, 2005	1.0000	2.20	7,575,574	.40	.42	2.14
August 31, 2004	1.0000	.77	8,146,933	.40	.40	.76
US Government Money Market Fund
August 31, 2008	1.0000	3.12	2,148,495	.37	.37	3.04
August 31, 2007	1.0000	5.00	1,607,878	.42	.42	4.89
August 31, 2006	1.0000	4.19	1,216,443	.42	.42	4.05
August 31, 2005	1.0000	2.16	1,745,592	.42	.42	2.22
August 31, 2004	1.0000	.70	1,161,107	.43	.43	.69
Tax Free Money Market Fund
August 31, 2008	1.0000	2.35	342,319	.46	.46	2.49
August 31, 2007	1.0000	3.14	463,266	.52	.53	3.09
August 31, 2006	1.0000	2.65	522,007	.53	.53	2.65
August 31, 2005	1.0000	1.47	453,917	.54	.54	1.50
August 31, 2004	1.0000	.50	398,518	.57	.57	.47

See accompanying notes which are an integral part of the financial statements.

Financial Highlights
29

SSgA

Money Market Funds

Notes to Financial Statements — August 31, 2008

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 26 investment portfolios, which are in operation as of August 31, 2008. These financial statements report on three funds of the Investment Company, the SSgA Money Market Fund, SSgA US Government Money Market Fund and SSgA Tax Free Money Market Fund, each, a "Fund" and collectively referred to as the "Funds," each of which has distinct investment objectives and strategies. Each Fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.  Significant Accounting Policies

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"), which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

As permitted in accordance with Rule 2a-7 of the 1940 Act, the Fund values portfolio investments using the amortized cost method. Under this method, each portfolio instrument is initially valued at cost, and thereafter assumes the constant accretion/amortization to maturity date or next reset date of any discount or premium. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price the Fund would receive if it sold the instrument.

In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' or Investment Company's financial statement disclosures.

Securities Transactions

Securities transactions are recorded on the trade date basis, which in most instances is the same as the settlement date. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Interest income is recorded daily on an accrual basis.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

It is each Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires each Fund to distribute all of its taxable income to its shareholders. Therefore, the Funds paid no federal income taxes and no federal income tax provision was required.

At August 31, 2008, the following Funds had net tax basis capital loss carryovers, which may be applied against any realized net taxable gains in each succeeding year or until their expiration dates, whichever occurs first:

Capital Loss Carryovers:

	Expiration year
Funds	08/31/2011	08/31/2012	08/31/2013	08/31/2014	08/31/2015	Total
Money Market	$—	$—	$—	$—	$—	$—
US Government Money Market	5,172	16,922	8,920	2,635	—	33,649
Tax Free Money Market	—	—	—	22,299	41,331	63,630

Notes to Financial Statements
30

SSgA

Money Market Funds

Notes to Financial Statements, continued — August 31, 2008

As of August 31, 2008, the Funds' aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are as follows:

Components of Distributable Earnings:
	Money Market	US Government Money Market	Tax Free Money Market
Undistributed Ordinary Income	$16,963,208	$3,411,780	$523,052
Undistributed Long-Term Gains (Capital Loss Carryforward)	$—	$(33,649)	$(63,630)
Tax Composition of Distributions:
Ordinary Income	$268,655,149	$70,906,418	$13,610,425

As permitted by tax regulations, the Tax Free Money Market Fund intends to defer a net realized capital loss incurred from November 1, 2007 to August 31, 2008 in the amount of $72,366, and treat it as arising in the fiscal year 2009.

The Financial Accounting Standards Board (FASB) issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" ("FIN 48"), in June 2006. FIN 48 permits the recognition of tax benefits of an uncertain tax position only when the position is "more likely than not" to be sustained assuming examination by taxing authorities. The Funds adopted the provisions of FIN 48 on September 1, 2007. Management has reviewed the Funds tax positions for the years that remain open (2005-2008), and concluded that adoption had no effect on the Funds financial position or results of operations. As of August 31, 2008, the Funds have recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

Dividends and Distributions to Shareholders

The Funds declare and record dividends on net investment income daily and pay them monthly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains. Each Fund may periodically make reclassifications among certain of its capital accounts without impacting net asset value for differences between federal tax regulations and generally accepted accounting principles.

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations which may differ from net investment income and realized gains recognized for GAAP purposes. These differences relate primarily to non-deductible deferred compensation and capital loss carryforwards. For the fiscal year ended August 31, 2008, there were no permanent differences between book and tax accounting.

Expenses

Most expenses can be directly attributed to a fund. Expenses of the Investment Company which cannot be directly attributed to a Fund are allocated among all funds of the Investment Company based principally on their relative average net assets.

Repurchase Agreements

A repurchase agreement customarily obligates the seller at the time it sells securities to the Funds to repurchase the securities at a mutually agreed upon price and time. The total amount received by the Funds on repurchase is calculated to exceed the price paid by the Funds, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government securities, but may consist of other securities in which the Funds are permitted to invest. Repurchase agreements are fully collateralized at all times. The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Funds will seek to dispose of such securities; this action could involve costs or delays. The Funds may enter into repurchase agreements maturing within a specified date with domestic dealers, banks and other financial institutions deemed to be creditworthy by SSgA Funds Management, Inc. ("SSgA FM" or the "Advisor"), a wholly-owned subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company ("State Street").

Notes to Financial Statements
31

SSgA

Money Market Funds

Notes to Financial Statements, continued — August 31, 2008

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3.  Related Parties

Advisor

The Advisor manages the Funds pursuant to a written Investment Advisory Agreement dated May 1, 2001, as amended, between the Investment Company and the Advisor. The Advisor is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. The Advisor and other advisory affiliates of State Street Corporation make up State Street Global Advisors, the investment management arm of State Street Corporation and its affiliated companies. The Advisor directs the investments of each Fund in accordance with their investment objectives, policies, and limitations. For these services, the Funds pay a fee to the Advisor, calculated daily and paid monthly at the annual rate of 0.25% of their daily net assets.

The Advisor has contractually agreed to waive up to the full amount of the Money Market Fund's advisory fee and reimburse the Fund for all expenses in excess of 0.40% of its average daily net assets on an annual basis until December 31, 2008 (exclusive of non-recurring account fees and extraordinary expenses). The Advisor does not have the ability to recover amounts waived or reimbursed from prior periods. There were no waivers or reimbursements for the fiscal year ended August 31, 2008.

The Investment Company also has a contract with State Street to provide custody and fund accounting services to the Funds. For these services, the Funds pay State Street asset-based fees that vary according to the number of positions and transactions plus out-of-pocket expenses.

The SSgA Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Money Market Fund (the "Central Fund"). As of August 31, 2008, $1,532,029 represents the investments of other SSgA Funds not presented herein.

Boston Financial Data Services ("BFDS") a joint venture of DST Systems, Inc., and State Street Corporation, serves as transfer, dividend paying, and shareholder servicing agent to the Funds. For these services, the Funds pay annual account services fees, activity based fees, charges related to compliance and regulatory services and a minimum fee of $200 for each Fund.

In addition, the Funds have entered into arrangements with State Street whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds' expenses. The custody credits are included in the expense reductions in the Statement of Operations. For the fiscal year ended August 31, 2008, the Funds' custodian fees were reduced by the following amounts under these arrangements:

Funds	Amount Waived
Money Market	$10,395
US Government Money Market	212
Tax Free Money Market	19,651

Administrator

Russell Fund Services Company ("RFSC" or the "Administrator") serves as the Investment Company's Administrator, pursuant to an Administration Agreement dated January 1, 2008 (the "Administration Agreement"). Under the Administration Agreement, the Administrator supervises certain administrative aspects of the Investment Company's operations. The Funds pay the Administrator an annual fee, payable monthly on a pro rata basis. RFSC is a wholly owned subsidiary of Russell Investment Management Company ("RIMCo"). Until January 1, 2008, RIMCo, a wholly owned subsidiary of Russell Investment Group, served as the Investment Company's administrator pursuant to an Administration Agreement dated April 12, 1988, as amended (the "RIMCo Agreement"). RIMCo transferred its rights and duties under the RIMCo Agreement and benefits from the RIMCo Agreement to RFSC. The Administration Agreement is identical in all material respects to the RIMCo Agreement, including with respect to the services contemplated under the Administration Agreement. RFSC also serves as the administrator to proprietary mutual funds advised by RIMCo.

Notes to Financial Statements
32

SSgA

Money Market Funds

Notes to Financial Statements, continued — August 31, 2008

The annual fee is based on the following percentages of the average daily net assets of all five of the Investment Company's money market portfolios: $0 up to $15 billion — 0.0315%; over $15 billion — 0.029%. In addition, the Administrator charges a flat fee of $30,000 per year per Fund with less than $500 million in assets under management. The Funds also reimburse the Administrator for out-of-pocket expenses.

Distributor and Shareholder Servicing

The Investment Company has a distribution agreement dated March 1, 2002, as amended, between the Investment Company and State Street Global Markets, LLC (the "Distributor"), which is a wholly-owned subsidiary of State Street, to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other related and non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

The Investment Company maintains a distribution plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under the Plan, the Investment Company is authorized to make payments to the Distributor, or any shareholder servicing agent as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

Each Fund has shareholder service agreements with State Street and the following entities related to State Street: State Street Global Markets LLC ("Global Markets"), Fiduciary Investors Services Division of State Street ("Fiduciary Investors Services"), High Net Worth Services Division of State Street ("High Net Worth Services") and CitiStreet LLC ("CitiStreet") (collectively the "Agents"), as well as several unaffiliated service providers. For these services, each Fund pays 0.025% to State Street, and a maximum of 0.175% to each of the Agents, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the fiscal year ended August 31, 2008, each Fund paid the following shareholder servicing expenses to the Agents:

Funds	State Street	Global Markets	Fiduciary Investors Services	High Net Worth Services	CitiStreet
Money Market	$1,980,168	$1,346,655	$699,990	$382,704	$1,135
US Government Money Market	582,162	—	371,385	4,702	—
Tax Free Money Market	136,474	—	117,255	338,114	—

The combined distribution and shareholder servicing payments shall not exceed 0.25% of the average daily value of net assets of a Fund on an annual basis. The shareholder servicing payments shall not exceed 0.20% of the average daily value of net assets of a Fund on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the Plan is in effect. The Funds' responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Funds' shareholders have the right, however, to terminate the Plan and all payments thereunder at any time. The Funds will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Plan's termination or noncontinuance. There were no carryover expenses as of August 31, 2008.

Board of Trustees

The Investment Company paid each trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the funds of the Investment Company, except for the Life Solutions Funds, based upon their relative net assets.

The Funds have implemented an optional deferred compensation plan (the "Deferral Plan") which allows the trustees to defer the receipt of all or a portion of trustee fees payable. The deferred fees remain invested in certain Funds until distribution in accordance with the Deferral Plan.

Notes to Financial Statements
33

SSgA

Money Market Funds

Notes to Financial Statements, continued — August 31, 2008

Accrued fees payable to affiliates and trustees as of August 31, 2008 were as follows:

	Money Market	US Government Money Market	Tax Free Money Market
Advisory fees	$1,692,151	$434,988	$66,046
Administration fees	178,368	50,744	8,713
Custodian fees	82,816	23,251	7,000
Distribution fees	301,922	90,967	24,098
Shareholder servicing fees	745,976	195,118	62,008
Transfer agent fees	27,342	11,724	8,673
Trustees' fees	21,109	7,243	2,952
	$3,049,684	$814,035	$179,490

Beneficial Interest

As of August 31, 2008, the following table includes shareholders (two of which were also affiliates of the Investment Company) with shares of beneficial interest greater than 10% of the total outstanding shares of each respective Fund:

Funds	# of Shareholders	%
Money Market	1	11.3
US Government Money Market	1	18.4
Tax Free Money Market	3	62.7

4.  Fund Share Transactions (On a Constant Dollar Basis)

	(amounts in thousands) For the Periods Ended August 31,
	2008	2007
Money Market
Proceeds from shares sold	$98,742,655	$98,098,473
Proceeds from reinvestment of distributions	202,673	281,533
Payments for shares redeemed	(99,313,443)	(98,406,646)
Total net increase (decrease)	$(368,115)	$(26,640)
US Government Money Market
Proceeds from shares sold	$33,261,357	$16,055,249
Proceeds from reinvestment of distributions	27,569	29,770
Payments for shares redeemed	(32,748,309)	(15,693,583)
Total net increase (decrease)	$540,617	$391,436
Tax Free Money Market
Proceeds from shares sold	$8,330,733	$6,183,184
Proceeds from reinvestment of distributions	5,376	6,476
Payments for shares redeemed	(8,457,054)	(6,248,356)
Total net increase (decrease)	$(120,945)	$(58,696)

5.  Interfund Lending Program

The Funds have been granted permission from the Securities and Exchange Commission to participate in a joint lending and borrowing facility. Portfolios of the funds may borrow money from the SSgA Money Market Fund for temporary purposes. All such borrowing and lending will be subject to a participating fund's fundamental investment limitations. The SSgA Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves. The funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day's notice. A participating fund may have to borrow from a bank at a higher interest rate if an

Notes to Financial Statements
34

SSgA

Money Market Funds

Notes to Financial Statements, continued — August 31, 2008

interfund loan is called or not renewed. Any delay in repayment to the SSgA Money Market Fund could result in additional borrowing costs. Interest Income on the Statement of Operations for the Money Market Fund includes $95,448 received from the Interfund Lending Program for the fiscal year ended August 31, 2008.

6.  Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the "Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 10% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

The following table lists restricted securities held by a Fund that are illiquid. The following table does not include (1) securities deemed liquid by the Advisor pursuant to Board approved policies and procedures or (2) illiquid securities that are not restricted securities as designated on the Fund's Schedule of Investments:

Fund - % of Net Assets Securities	Acquistion Date	Shares Outstanding	Cost per Unit $	Cost (000) $	Market Value (000) $
Money Market Fund - 2.7%
Goldman Sachs Group, Inc. Master Note	08/21/08	100,000,000	100.00	100,000	100,000
Goldman Sachs Group, Inc. Promissory Note	07/17/08	100,000,000	100.00	100,000	100,000
					$200,000

Illiquid securities and restricted securities may be priced by the Funds using fair value procedures approved by the Board of Trustees.

7.  Subsequent Events

The U.S. Treasury Department has established a Temporary Guarantee Program ("Program") that guarantees a $1.00 net asset value for shares of participating money market funds as of September 19, 2008. SSgA Money Market Fund and SSgA Tax Free Money Market Fund, (collectively, the "Participating SSgA Money Market Funds") have elected to participate in the Program. The Participating SSgA Money Market Funds are responsible for payment of fees required to participate in the program.

With respect to any Participating SSgA Money Market Fund shareholder, the coverage provided under the Program will be equal to the lesser of (i) the shareholder's account balance as of September 19, 2008; or (ii) the shareholder's account balance on the date a Participating SSgA Money Market Fund's net asset value per share falls below $0.995. Payments under the Program are conditioned on the Participating SSgA Money Market Fund liquidating. Thus, any payment made to shareholders of a Participating SSgA Money Market Fund with respect to shares covered by the Program guarantee would be paid at approximately the same time liquidation proceeds are paid to all Fund shareholders rather than shortly after the time the fund's net asset value per share falls below $0.995. The U.S. Treasury's liability to all participating money market funds under the Program, including the Participating SSgA Money Market Funds, is limited to the assets of the federal government's Exchange Stabilization Fund, which currently are approximately $50 billion.

Unless extended by the U.S. Treasury, the Program is due to expire on December 18, 2008. There is no assurance that the Participating SSgA Money Market Funds will participate in the Program if it is extended.

As of this Annual Report, more information is available about the Program at:

http://www.treas.gov/offices/domestic-finance/key-initiatives/money-market-funds.html

Notes to Financial Statements
35

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of the SSgA Funds and Shareholders of the SSgA Money Market Fund, SSgA US Government Money Market Fund and SSgA Tax Free Money Market Fund:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of SSgA Money Market Fund, SSgA US Government Money Market Fund and SSgA Tax Free Money Market Fund (the "Funds") (three of the funds comprising the SSgA Funds) as of August 31, 2008, and the related statements of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period ended August 31, 2004 were audited by other auditors whose report, dated October 20, 2004, expressed an unqualified opinion on the financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2008, the results of their operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Boston, Massachusetts
October 27, 2008

Report of Independent Registered Public Accounting Firm
36

SSgA
Money Market Funds

Tax Information — August 31, 2008 (Unaudited)

Of the dividends paid by the Tax Free Money Market Fund from the net investment income for the taxable year ended August 31, 2008, 100% were exempt interest dividends which are tax exempt for purposes of regular income tax, and for purposes of the federal alternative minimum tax.

The form 1099 mailed to you in January 2009 will show the tax status of all distributions paid to your account in calendar 2008.

Please consult a tax advisor for any questions about federal or state income tax laws.

Tax Information
37

SSgA
Money Market Funds

Basis for Approval of Advisory Contracts (Unaudited)

Approval of the Advisory Agreement

At a meeting held on April 8, 2008, the Board of Trustees, including a majority of the members of the board who are not "interested persons" of the Investment Company (the "Independent Trustees"), approved the continuation of the Advisory Agreement between the Advisor and the SSgA Funds. In considering the continuation of the Advisory Agreement, the Board of Trustees reviewed a variety of materials relating to the SSgA Funds and the Advisor, including the advisory fees charged and any related expense limitations, total expenses and expense ratios and performance of each fund relative to other similar mutual funds for one, three and five year periods. The Trustees also considered the profitability of the Advisor with respect to the services it renders to the SSgA Funds under the Advisory Agreement and the profitability of the Advisor's affiliated companies with respect to the services provided to the SSgA Funds by such affiliated companies. The Trustees reviewed materials describing the Advisor's personnel and operations, including its investment management and its compliance capabilities and undertakings. The Trustees considered, among other things, the services provided under the Advisory Agreement and other services that the Advisor and its affiliates provide to the Investment Company; the complexity of those services, both on an absolute basis and relative to other mutual fund complexes; the manner in which the Advisor discharges these services; the financial strength of the Advisor; the organization and compensation structure of the Advisor, including staff experience and qualifications; and the process by which investment decisions are made. Much of the material was assembled and provided by Lipper Inc., an independent service provider engaged to provide the Board of Trustees with objective materials for this annual review. The Independent Trustees met among themselves and separately with representatives of the Advisor to evaluate this information. At these meetings, the Independent Trustees were separately represented by independent counsel. The Trustees concluded that (a) over various time periods, the performance of most of the funds compares favorably, or very favorably, to those of similar mutual funds; (b) the Advisor's fees and the expense ratio for each fund compare favorably, or very favorably, to those of similar mutual funds and are exceptionally reasonable in relation to the services provided to the Investment Company; (c) the Advisor has provided, and can be expected to continue providing, high quality investment management services for each fund; (d) the profitability of the Advisor and its affiliates with respect to services provided by them to each fund is not excessive; (e) in light of the current size of each fund, the level of profitability of the Advisor and its affiliates with respect to services provided by them to each fund is not excessive; and (f) in light of the current size of each fund, the level of profitability of the Advisor and its affiliates with respect to each fund over various time periods, and the comparatively low management fee and expense ratio of the fund during these periods, it does not appear that the Advisor has realized benefits from economies of scale in managing the assets of the funds to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for any fund at this time. The Trustees determined that the impact of economies of scale, if any, would be analyzed annually in connection with their consideration of the Advisor's profitability under the advisory contract.

The Trustees are satisfied with the Advisor's ongoing compliance efforts and undertakings, its responsiveness to any concerns expressed by Trustees regarding the management of the funds and with the Advisor's overall consistently excellent and cost-efficient performance. The Trustees believe that their efforts throughout the year help assure that the best interests of the funds and their shareholders are always considered in connection with the day-to-day operations of a large diverse family of funds.

Basis for Approval of Advisory Contracts
38

SSgA
Money Market Funds

Shareholder Requests for Additional Information — August 31, 2008 (Unaudited)

The Funds have adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Fund's semiannual and annual financial statements. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information
39

SSgA
Money Market Funds

Disclosure of Information about Fund Trustees and Officers —
August 31, 2008 (Unaudited)

The following tables provide information for each trustee and certain officers of the Investment Company, which consists of 26 funds. The first table provides information for the trustees who are interested persons. The second table provides information for the independent trustees. The third table provides information for the officers.

Name, Address and Age	Position(s) with SSgA Funds; Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years; Other Directorships Held	Number of Portfolios in Fund Complex Overseen by Trustee
INTERESTED TRUSTEE

Peter G. Leahy Born November 21, 1960 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Trustee since 2005 Interested Person of the SSgA Funds (as defined in the 1940 Act)	Until successor is elected and qualified	• 2004 to Present, Executive Vice President, State Street Corporation; and September 2006 to Present, Chief Product Officer (1991-2004, Senior Vice President), State Street Global Advisors; and • Director, State Street Global Markets LLC.	26

INDEPENDENT TRUSTEES

Lynn L. Anderson Born April 22, 1939 909 A Street Tacoma, WA 98402	Chairman of the Board since 1988 Independent Chairman since January 2006 Member (ex officio), Audit Committee Member (ex officio), Governance Committee Member (ex officio), Valuation Committee Member (ex officio), QLCC	Until successor is elected and qualified	• Director, Russell Trust Company; and • Until December 2005, Vice Chairman, Frank Russell Company (institutional financial consultant) (Retired); and Chairman of the Board, Russell Investment Company and Russell Investment Funds (registered investment companies) (Retired).	26

William L. Marshall Born December 12, 1942 909 A Street Tacoma, WA 98402	Trustee since 1988 Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Member, QLCC	Until successor is elected and qualified	• Chief Executive Officer and President, Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment advisor and provider of financial and related consulting services); • Certified Financial Planner and Member, Financial Planners Association; and • Registered Representative and Principal for Securities with Cambridge Investment Research, Inc., Fairfield, Iowa.	26

Disclosure of Information about Fund Trustees and Officers
40

SSgA
Money Market Funds

Disclosure of Information about Fund Trustees and Officers, continued —
August 31, 2008 (Unaudited)

Name, Address and Age	Position(s) with SSgA Funds; Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years; Other Directorships Held	Number of Portfolios in Fund Complex Overseen by Trustee
INDEPENDENT TRUSTEES (continued)

Steven J. Mastrovich Born November 3, 1956 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, QLCC	Until successor is elected and qualified	• Global Head of Structured Real Estate and Business Development, J.P. Morgan Investment Management (private real estate investment for clients primarily outside of the US to locate private real estate investments within the US).	26

Patrick J. Riley Born November 30, 1948 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Chairman, Governance Committee Member, Valuation Committee Member, QLCC	Until successor is elected and qualified	• 2003 to Present, Associate Justice, Commonwealth of Massachusetts Superior Court; • 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); and • Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	26

Richard D. Shirk Born October 31, 1945 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, QLCC Audit Committee Financial Expert	Until successor is elected and qualified	• March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); • Board Member, Healthcare Georgia Foundation (private foundation); and • September 2002 to Present, Board Member, Amerigroup Corp. (managed health care).	26

Disclosure of Information about Fund Trustees and Officers
41

SSgA
Money Market Funds

Disclosure of Information about Fund Trustees and Officers, continued —
August 31, 2008 (Unaudited)

Name, Address and Age	Position(s) with SSgA Funds; Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years; Other Directorships Held	Number of Portfolios in Fund Complex Overseen by Trustee
INDEPENDENT TRUSTEES (continued)

Bruce D. Taber Born April 25, 1943 909 A Street Tacoma, WA 98402	Trustee since 1991 Member, Audit Committee Member, Governance Committee Chairman, Valuation Committee Member, QLCC	Until successor is elected and qualified	• Consultant, Computer Simulation, General Electric Industrial Control Systems (diversified technology and services company); and • Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	26

Henry W. Todd Born May 4, 1947 909 A Street Tacoma, WA 98402	Trustee since 1988 Alternate Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Chairman, QLCC Audit Committee Financial Expert	Until successor is elected and qualified	• Chairman, President and CEO, A.M. Todd Group, Inc. (flavorings manufacturer); and • Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	26

Disclosure of Information about Fund Trustees and Officers
42

SSgA
Money Market Funds

Disclosure of Information about Fund Trustees and Officers, continued —
August 31, 2008 (Unaudited)

Name, Address and Age	Position(s) with SSgA Funds; Length of Time Served	Term of Office	Principal Occupation(s) During Past Five Years
OFFICERS

James E. Ross Born June 24, 1965 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	President and Chief Executive Officer from January 2006 to Present Principal Executive Officer since 2005	Until successor is elected by Trustees	• 2005 to Present, President (2001 to 2005, Principal), SSgA Funds Management, Inc. (investment advisor);
• March 2006 to Present, Senior Managing Director (2000 to 2006, Principal), State Street Global Advisors; and
• President, Principal Executive Officer and Trustee, SPDR Series Trust and SPDR Index Shares Funds; Trustee, Select Sector SPDR Trust; President, Principal Executive Officer and Trustee, State Street Master Funds and State Street Institutional Investment Trust (registered investment companies).

Ellen M. Needham Born January 4, 1967 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Vice President since May 2006	Until successor is elected by Trustees	• Principal, SSgA Funds Management, Inc. (investment advisor); and
• July 2007 to Present, Managing Director (June 2006 to July 2007, Vice President; 2000 to June 2006, Principal), State Street Global Advisors.

Julie B. Piatelli Born August 5, 1967 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Chief Compliance Officer since August 2007	Until successor is elected by Trustees	• 2004 to Present, Principal and Senior Compliance Officer, SSgA Funds Management, Inc.; Vice President, State Street Global Advisors; and • 1999 to 2004, Senior Manager, PricewaterhouseCoopers LLC.

Mark E. Swanson Born November 26, 1963 909 A Street Tacoma, WA 98402	Treasurer and Principal Accounting Officer since 2000	Until successor is elected by Trustees	• Director – Fund Administration, Russell Investment Management Company, Russell Fund Services Company, and Russell Trust Company;
• Treasurer and Chief Accounting Officer, Russell Investment Company and Russell Investment Funds; and
• Director, Russell Financial Services, Inc., Russell Investment Management Company, and Russell Fund Services Company.

Gregory J. Lyons Born August 24, 1960 909 A Street Tacoma, WA 98402	Secretary since 2007 and Chief Legal Officer since 2008	Until successor is elected by Trustees	• Associate General Counsel and Assistant Secretary, Frank Russell Company, Russell Insurance Agency, Inc.;
• Director and Secretary, Russell Investment Management Company, Russell Financial Services, Inc., and Russell Fund Services Company; and
• Secretary and Chief Legal Counsel, Russell Investment Company and Russell Investment Funds.

Disclosure of Information about Fund Trustees and Officers
43

SSgA
Money Market Funds

State Street Financial Center

One Lincoln Street
Boston, Massachusetts 02111-2900
(800) 647-7327

Trustees

Lynn L. Anderson, Chairman

Peter G. Leahy

William L. Marshall

Steven J. Mastrovich

Patrick J. Riley

Richard D. Shirk

Bruce D. Taber

Henry W. Todd

Officers

James E. Ross, President, Chief Executive Officer and Principal Executive Officer

Mark E. Swanson, Treasurer and Principal Accounting Officer

Ellen M. Needham, Vice President

Julie B. Piatelli, Chief Compliance Officer

Gregory J. Lyons, Secretary and Chief Legal Officer

Rick Chase, Assistant Treasurer

Ross E. Erickson, Assistant Treasurer

Kimberlee A. Lloyd, Assistant Treasurer

David J. Craig, Assistant Treasurer

Carla L. Anderson, Assistant Secretary

Sandra L. Geiger, Assistant Secretary

Investment Adviser

SSgA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Custodian and Office of Shareholder Inquiries

State Street Bank and Trust Company

1776 Heritage Drive

North Quincy, Massachusetts 02171

Transfer and Dividend Paying Agent

Boston Financial Data Services, Inc.

Two Heritage Drive

North Quincy, Massachusetts 02171

Distributor

State Street Global Markets, LLC

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Administrator

Russell Fund Services Company

909 A Street

Tacoma, Washington 98402

Legal Counsel

Goodwin Procter LLP

Exchange Place

Boston, Massachusetts 02109

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, Massachusetts 02116

Fund Management and Service Providers
44

MMAR-08/08 (50776)

INSTITUTIONAL
MONEY MARKET FUNDS

US Treasury Money Market Fund

Prime Money Market Fund

Annual Report

August 31, 2008

SSgA Funds

Institutional Money Market Funds

Annual Report

August 31, 2008

"SSgA®" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objective and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or another governmental agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

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SSgA Funds

Letter from the President of SSgA Funds Management, Inc.

Dear Shareholder,

We are pleased to provide you with the August 31, 2008, Annual Report for the SSgA Prime Money Market Fund and the SSgA US Treasury Money Market Fund (the "Funds"). This report provides the Funds' investment performance and financial statements as of August 31, 2008. As you review your overall investment strategy, we hope you find this information helpful.

Over the past fiscal year and continuing to the present day, the short term markets have experienced unprecedented illiquidity, placing stress on the core principles of all money market funds. During this timeframe, the market has seen the routing of the asset backed commercial paper markets through dissolution of the structured investment vehicles ("SIVs"), the downfall of monoline insurers and auction rate securities, and collapses and massive mergers of venerable institutions in the banking and investment banking industry. These events spawned multiple programs from the Federal Reserve and the U.S. Treasury to support the financial markets and money market funds in particular. Indeed, State Street Global Advisors ("SSgA"), which includes SSgA Funds Management, Inc. ("SSgA FM"), the Funds' adviser, participated in a number of industry discussions aimed at finding solutions to help alleviate the liquidity issues impacting the money market fund industry. In an effort to reassure investors, the SSgA Prime Money Market Fund has announced participation in one such program, the U.S Treasury's Temporary Guarantee Program for Money Market Funds, which provides a guarantee to shareholders of the price of the Funds' shares for shareholders in the Funds as of September 19, 2008. More information about the Treasury's program is available on the U.S. Treasury's website at http://www.ustreas.gov.

Throughout these events, the Funds have remained focused on providing stability, liquidity and competitive yields through all market environments and mitigating exposure risks by investing in high quality issuers and counterparties. As one of the largest cash managers in the world,* SSgA and SSgA FM, have a long-standing commitment to professional cash management and rigorous, independent credit analysis. With a worldwide team of 55 cash investment managers and a dedicated 13-member short-term credit research team, SSgA has committed significant resources to its cash management and will continue to adhere to its disciplined investment process.

The past year has been difficult as investors everywhere struggled with volatile and uncertain market conditions, which has put a damper on investor confidence. We would like to thank you for your ongoing support of the SSgA Funds. We look forward to continue sharing the benefit of our experience with you and delivering quality products and services.

Sincerely,

James Ross

President

SSgA Funds

* Institutional Investor 2008 America's Top 300 Money Managers (July/August 2008)

President's Letter
3

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SSgA

US Treasury Money Market Fund

Shareholder Expense Example — August 31, 2008 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from March 1, 2008 to August 31, 2008.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2008	$1,000.00	$1,000.00
Ending Account Value August 31, 2008	$1,009.10	$1,024.18
Expenses Paid During Period *	$0.96	$0.97

* Expenses are equal to the Fund's expense ratio of 0.19% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

US Treasury Money Market Fund
5

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SSgA

US Treasury Money Market Fund

Schedule of Investments — August 31, 2008

Amounts in thousands (except share amounts)

	Principal Amount ($) or Share	Rate %	Date of Maturity	Value $
United States Treasury - 31.4%
United States Treasury Bills	500,000	1.180	09/04/08	499,951
United States Treasury Bills	500,000	1.401	09/11/08	499,805
United States Treasury Bills	500,000	1.615	09/18/08	499,619
Total United States Treasury (amortized cost $1,499,375)				1,499,375
Total Investments - 31.4% (amortized cost $1,499,375)				1,499,375
Repurchase Agreements - 68.7%
Agreement with ABN AMRO and The Bank of New York, Inc. (Tri-Party) of $180,000 dated August 29, 2008 at 1.990% to be repurchased at $180,040 on September 2, 2008, collateralized by: $153,764 par United States Treasury Obligations, valued at $183,600				180,000
Agreement with BNP Paribas and The Bank of New York, Inc. (Tri-Party) of $180,000 dated August 29, 2008 at 2.010% to be repurchased at $180,040 on September 2, 2008, collateralized by: $184,693 par United States Treasury Obligations, valued at $183,600				180,000
Agreement with Credit Suisse First Boston and JP Morgan Chase & Co. (Tri-Party) of $180,000 dated August 29, 2008 at 2.030% to be repurchased at $180,041 on September 2, 2008, collateralized by: $137,768 par United States Treasury Obligations, valued at $183,607				180,000
Agreement with Deutsche Bank AG and The Bank of New York, Inc. (Tri-Party) of $887,563 dated August 29, 2008 at 2.020% to be repurchased at $887,762 on September 2, 2008, collateralized by: $744,940 par United States Treasury Obligations, valued at $905,314				887,563
Agreement with Fortis Securities, Inc. and The Bank of New York, Inc. (Tri-Party) of $180,000 dated August 29, 2008 at 2.010% to be repurchased at $180,040 on September 2, 2008, collateralized by: $161,727 par United States Treasury Obligations, valued at $183,600				180,000
Agreement with Greenwich Capital Markets, Inc. and JP Morgan Chase & Co. (Tri-Party) of $180,000 dated August 29, 2008 at 2.020% to be repurchased at $180,040 on September 2, 2008, collateralized by: $216,613 par United States Treasury Obligations, valued at $183,603				180,000
Agreement with HSBC Securities, Inc. and JP Morgan Chase & Co. (Tri-Party) of $950,000 dated August 29, 2008 at 2.000% to be repurchased at $950,211 on September 2, 2008, collateralized by: $1,102,479 par United States Treasury Obligations, valued at $969,004				950,000
Agreement with ING Financial Markets LLC and JP Morgan Chase & Co. (Tri-Party) of $180,000 dated August 29, 2008 at 2.020% to be repurchased at $180,040 on September 2, 2008, collateralized by: $183,850 par United States Treasury Obligations, valued at $183,602				180,000
Agreement with JPMorgan Chase Securities and JPMorgan Chase & Co. (Tri-Party) of $180,000 dated August 29, 2008 at 1.980% to be repurchased at $180,040 on September 2, 2008, collateralized by: $185,405 par United States Treasury Obligations, valued at $183,603				180,000

US Treasury Money Market Fund
7

SSgA

US Treasury Money Market Fund

Schedule of Investments, continued — August 31, 2008

Amounts in thousands (except share amounts)

Value $
Agreement with UBS Securities, LLC and JP Morgan Chase & Co. (Tri-Party) of $180,000 dated August 29, 2008 at 2.010% to be repurchased at $180,040 on September 2, 2008, collateralized by: $236,722 par United States Treasury Obligations, valued at $183,602	180,000
Total Repurchase Agreements (identified cost $3,277,563)	3,277,563
Total Investments and Repurchase Agreements - 100.1% (cost $4,776,938) (†)	4,776,938
Other Assets and Liabilities, Net - (0.1%)	(7,866)
Net Assets - 100.0%	4,769,072

Presentation of Portfolio Holdings — August 31, 2008

Categories	% of Net Assets
United States Treasury	31.4
Repurchase Agreements	68.7
Total Investments and Repurchase Agreements	100.1
Other Assets and Liabilities, Net	(0.1)
100.0

See accompanying notes which are an integral part of the financial statements.

US Treasury Money Market Fund
8

SSgA

Prime Money Market Fund

Shareholder Expense Example — August 31, 2008 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from March 1, 2008 to August 31, 2008.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2008	$1,000.00	$1,000.00
Ending Account Value August 31, 2008	$1,014.00	$1,024.13
Expenses Paid During Period *	$1.01	$1.02

* Expenses are equal to the Fund's expense ratio of 0.20% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

Prime Money Market Fund
9

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SSgA

Prime Money Market Fund

Schedule of Investments — August 31, 2008

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Corporate Bonds and Notes - 15.7%
Bank of America Corp. (next reset date 11/25/08) (Ê)	100,000	3.011	08/25/09	100,000
General Electric Capital Corp. (Ê)	225,000	2.512	09/24/09	225,000
Goldman Sachs Group, Inc. Master Note (next reset date 09/22/08) (Ê)(ß)(l)	100,000	3.171	02/20/09	100,000
Goldman Sachs Group, Inc. Promissory Note (ß)(l)	200,000	3.230	12/02/08	200,000
HBOS PLC (Ê)(l)	100,000	2.463	09/08/08	100,000
HBOS Treasury Services PLC (next reset date 09/02/08) (Ê)(l)	55,000	2.534	09/30/08	55,000
JPMorgan Chase & Co. (Ê)	145,000	2.461	09/02/08	145,000
Lloyds TSB Group PLC (Ê)(l)	250,000	2.451	09/05/08	250,000
Merrill Lynch & Co., Inc. (Ê)	80,000	2.541	09/03/08	80,000
Morgan Stanley (Ê)	80,000	2.541	09/03/08	80,000
Morgan Stanley (Ê)	50,000	2.617	09/15/08	50,000
National Australia Bank, Ltd. (Ê)(l)	95,000	2.463	09/05/08	95,000
Nordea Bank AB (Ê)(l)	63,000	2.483	09/10/08	63,000
Procter & Gamble International Funding SCA (next reset date 11/19/08) (Ê)	51,000	2.879	02/19/09	51,000
Svenska Handelsbanken AB (Ê)(l)	100,000	2.454	09/12/08	100,000
Svenska Handelsbanken AB (Ê)(l)	100,000	2.461	09/19/08	100,000
Toyota Motor Credit Corp. (next reset date 09/02/08) (Ê)	110,000	2.200	02/02/09	110,000
UniCredito Italiano SpA (Ê)(l)	35,000	2.497	09/12/08	35,000
Wells Fargo & Co. (Ê)	90,000	2.616	09/17/08	90,000
Wells Fargo & Co. (next reset date 09/03/08) (Ê)	100,000	2.521	10/02/08	100,000
Westpac Banking Corp. (Ê)(l)	100,000	2.451	09/05/08	100,000
Westpac Banking Corp. (Ê)(l)	82,000	2.466	09/15/08	82,000
Total Corporate Bonds and Notes (amortized cost $2,311,000)				2,311,000
Domestic Certificates of Deposit - 2.7%
Citibank	250,000	2.740	11/04/08	250,000
JPMorgan Chase & Co.	150,000	2.770	12/19/08	150,000
Total Domestic Certificates of Deposit (amortized cost $400,000)				400,000
Domestic Commercial Paper - 8.8%
Bank of America Corp.	400,000	2.712	11/05/08	398,041
Bank of America Corp.	200,000	2.865	12/09/08	198,424
General Electric Capital Corp.	200,000	2.830	12/18/08	198,302
General Electric Capital Corp.	150,000	2.650	12/19/08	148,796
JPMorgan Chase & Co.	350,000	2.730	11/05/08	348,275
Total Domestic Commercial Paper (amortized cost $1,291,839)				1,291,838
Eurodollar Certificates of Deposit - 4.1%
ING Bank N.V.	200,000	2.790	10/16/08	200,000
ING Bank N.V.	400,000	2.890	11/10/08	400,000
Total Eurodollar Certificates of Deposit (amortized cost $600,000)				600,000
United States Government Agencies - 0.8%
Federal Home Loan Bank System (Ê)	125,000	2.604	11/13/08	125,000
Total United States Government Agencies (amortized cost $125,000)				125,000

Prime Money Market Fund
11

SSgA

Prime Money Market Fund

Schedule of Investments, continued — August 31, 2008

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Yankee Certificates of Deposit - 50.3%
Australia and New Zealand Banking Group Ltd.	150,000	2.720	11/26/08	150,000
Banco Bilbao Vizcaya Argentaria	400,000	2.805	10/09/08	400,002
Banco Bilbao Vizcaya Argentaria	150,000	2.755	11/25/08	150,002
Bank of Nova Scotia	300,000	2.720	09/10/08	300,000
Bank of Nova Scotia	200,000	2.750	10/10/08	200,000
Bank of Nova Scotia	150,000	2.750	10/14/08	150,000
Bank of Scotland PLC	250,000	3.030	11/03/08	250,000
Barclays Bank PLC	500,000	2.880	11/10/08	500,000
Barclays Bank PLC	150,000	2.750	11/06/08	150,000
BNP Paribas SA	500,000	2.710	09/12/08	500,000
Calyon NY	300,000	2.780	09/12/08	300,000
Calyon NY	300,000	2.800	10/09/08	300,000
Commonwealth Bank of Australia	200,000	2.690	09/12/08	200,000
Dexia Bank	250,000	2.855	10/15/08	250,002
Dexia Bank	400,000	2.840	11/28/08	400,005
Fortis Bank	400,000	2.700	09/12/08	400,000
Lloyds TSB Group PLC	350,000	2.730	10/10/08	350,000
Rabobank	350,000	2.690	09/12/08	350,000
Rabobank	150,000	2.730	10/02/08	150,000
Rabobank	200,000	2.680	10/24/08	200,000
Royal Bank of Canada	445,000	2.800	12/19/08	445,000
Royal Bank of Scotland	350,000	2.690	09/22/08	350,001
Societe Generale	300,000	3.050	09/02/08	300,000
Societe Generale	200,000	2.850	09/10/08	200,000
Societe Generale	150,000	2.720	09/26/08	150,000
Svenska Handelsbanken AB	300,000	2.750	10/24/08	300,002
Total Yankee Certificates of Deposit (amortized cost $7,395,013)				7,395,014
Total Investments - 82.4% (amortized cost $12,122,852)				12,122,852
Repurchase Agreements - 17.5%
Agreement with Bank of America and The Bank of New York, Inc. (Tri-Party) of $974,928 dated August 29, 2008, at 2.140% to be repurchased at $975,160 on September 2, 2008, collateralized by: $1,448,032 par various United States Government Agency Mortgage Obligations, valued at $994,427				974,928
Agreement with Barclays Capital Inc. and The Bank of New York, Inc. (Tri-Party) of $47,000 dated August 29, 2008, at 2.120% to be repurchased at $47,011 on September 2, 2008, collateralized by: $47,550 par various United States Government Bonds and Notes, valued at $47,941				47,000
Agreement with Deutsche Bank AG and The Bank of New York, Inc. (Tri-Party) of $62,437 dated August 28, 2008, at 2.020% to be repurchased at $62,451 on September 2, 2008, collateralized by: $77,954 par various United States Treasury Obligations, valued at $63,685				62,437

Prime Money Market Fund
12

SSgA

Prime Money Market Fund

Schedule of Investments, continued — August 31, 2008

Amounts in thousands (except share amounts)

Value $
Agreement with Deutsche Bank AG and The Bank of New York, Inc. (Tri-Party) of $500,000 dated August 29, 2008, at 2.140% to be repurchased at $500,119 on September 2, 2008, collateralized by: $624,271 par various United States Government Agency Mortgage Obligations, valued at $510,001	500,000
Agreement with HSBC Securities, Inc. and JP Morgan Chase & Co. (Tri-Party) of $500,000 dated August 29, 2008, at 2.140% to be repurchased at $500,119 on September 2, 2008, collateralized by: $534,567 par various United States Government Agency Mortgage Obligations, valued at $510,001	500,000
Agreement with JP Morgan Chase Securities, Inc. and JP Morgan Chase & Co. (Tri-Party) of $500,000 dated August 29, 2008, at 2.140% to be repurchased at $500,119 on September 2, 2008, collateralized by: $569,829 par various United States Government Agency Mortgage Obligations, valued at $510,002	500,000
Total Repurchase Agreements (identified cost $2,584,365)	2,584,365
Total Investments and Repurchase Agreements - 99.9% (cost $14,707,217) (†)	14,707,217
Other Assets and Liabilities, Net - 0.1%	10,635
Net Assets - 100.0%	14,717,852

Presentation of Portfolio Holdings — August 31, 2008

Categories	% of Net Assets
Corporate Bonds and Notes	15.7
Domestic Certificates of Deposit	2.7
Domestic Commercial Paper	8.8
Eurodollar Certificates of Deposit	4.1
United States Government Agencies	0.8
Yankee Certificates of Deposit	50.3
Repurchase Agreements	17.5
Total Investments and Repurchase Agreements	99.9
Other Assets and Liabilities, Net	0.1
100.0

See accompanying notes which are an integral part of the financial statements.

Prime Money Market Fund
13

SSgA
Institutional Money Market Funds

Notes to Schedules of Investments — August 31, 2008

(Ê)  Adjustable or floating rate security. Rate shown reflects rate in effect at period end.

(†)  The identified cost for federal income tax purposes.

(ß)  Illiquid security.

(l)  Restricted Security (144A). Security may have contractual restriction on resale, may have been been offered in a private placement transaction, and may not be registered under the Securities Act 1933.

Notes to Schedules of Investments
14

SSgA
Institutional Money Market Funds

Statements of Assets and Liabilities — August 31, 2008

Amounts in thousands	US Treasury Money Market Fund	Prime Money Market Fund
Assets
Investments, at identified cost	$1,499,375	$12,122,852
Investments at amortized cost which approximates value	1,499,375	12,122,852
Repurchase agreements at cost which approximates value	3,277,563	2,584,365
Receivables:
Interest	549	43,545
Fund shares sold	—	1
Prepaid expenses	59	160
Total assets	4,777,546	14,750,923
Liabilities
Payables:
Fund shares redeemed	—	1
Accrued fees to affiliates	835	2,709
Other accrued expenses	55	141
Dividends	7,584	30,220
Total liabilities	8,474	33,071
Net Assets	$4,769,072	$14,717,852
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$60	$80
Accumulated net realized gain (loss)	352	410
Shares of beneficial interest	4,769	14,717
Additional paid-in capital	4,763,891	14,702,645
Net Assets	$4,769,072	$14,717,852
Net Asset Value, offering and redemption price per share:
Net asset value per share*	$1.00	$1.00
Net assets	$4,769,072,374	$14,717,851,963
Shares outstanding ($.001 par value)	4,768,722,978	14,717,425,278

*   Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Statements of Assets and Liabilities
15

SSgA
Institutional Money Market Funds

Statements of Operations — For the Period Ended August 31, 2008

Amounts in thousands	US Treasury Money Market Fund	Prime Money Market Fund
Investment Income
Interest	$91,357	$609,021
Expenses
Advisory fees	5,111	23,119
Administrative fees	1,042	4,714
Custodian fees	434	1,828
Distribution fees	514	2,840
Transfer agent fees	42	97
Professional fees	55	177
Registration fees	70	21
Shareholder servicing fees	871	3,963
Trustees' fees	82	352
Insurance fees	31	423
Printing fees	15	56
Miscellaneous	28	101
Expenses before reductions	8,295	37,691
Expense reductions	(1,705)	(7,725)
Net expenses	6,590	29,966
Net investment income (loss)	84,767	579,055
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	355	411
Net Increase (Decrease) in Net Assets from Operations	$85,122	$579,466

See accompanying notes which are an integral part of the financial statements.

Statements of Operations
16

SSgA
Institutional Money Market Funds

Statements of Changes In Net Assets — For the Periods Ended August 31,

	US Treasury Money Market Fund		Prime Money Market Fund
Amounts in thousands	2008	2007	2008	2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$84,767	$66,207	$579,055	$640,331
Net realized gain (loss)	355	3	411	8
Net increase (decrease) in net assets from operations	85,122	66,210	579,466	640,339
Distributions
From net investment income	(84,771)	(66,207)	(579,059)	(640,322)
From net realized gain	—	—	—	(76)
Net increase (decrease) in net assets from distributions	(84,771)	(66,207)	(579,059)	(640,398)
Share Transactions
Net increase (decrease) in net assets from share transactions	2,407,758	908,867	241,007	3,480,388
Total Net Increase (Decrease) in Net Assets	2,408,109	908,870	241,414	3,480,329
Net Assets
Beginning of period	2,360,963	1,452,093	14,476,438	10,996,109
End of period	$4,769,072	$2,360,963	$14,717,852	$14,476,438
Undistributed (overdistributed) net investment income included in net assets	$60	$64	$80	$83

See accompanying notes which are an integral part of the financial statements.

Statements of Changes in Net Assets
17

SSgA
Institutional Money Market Funds

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(c)	$ Net Realized and Unrealized Gain (Loss)		$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain		$ Total Distributions
US Treasury Money Market Fund
August 31, 2008	1.0000	.0249	.0027		(.0276)	—		(.0276)
August 31, 2007	1.0000	.0501	—	(b)	(.0501)	—		(.0501)
August 31, 2006	1.0000	.0427	—	(b)	(.0427)	—		(.0427)
August 31, 2005	1.0000	.0230	—		(.0230)	—		(.0230)
August 31, 2004	1.0000	.0087	—		(.0087)	—		(.0087)
Prime Money Market Fund
August 31, 2008	1.0000	.0376	(.0005)		(.0371)	—		(.0371)
August 31, 2007	1.0000	.0517	—	(b)	(.0517)	—	(b)	(.0517)
August 31, 2006	1.0000	.0438	—	(b)	(.0438)	—		(.0430)
August 31, 2005	1.0000	.0239	—		(.0239)	—		(.0239)
August 31, 2004	1.0000	.0095	—		(.0095)	—		(.0095)

(a)  May reflect amounts waived and/or reimbursed by the investment advisor and for certain funds, custody credit arrangements.

  The custody credit arrangements had an impact of less that .005%.

(b)  Less than $.0001 per share

(c)  Per share data are based on average shares outstanding.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights
18

	$ Net Asset Value, End of Period	% Total Return	$ Net Assets, end of period (000)	% Ratio of Expenses to Average Net Assets, Net(a)	% Ratio of Expenses to Average Net Assets, Gross	% Ratio of Net Investment Income to Average Net Assets(a)
US Treasury Money Market Fund
August 31, 2008	1.0000	2.80	4,769,072	.19	.24	2.49
August 31, 2007	1.0000	5.13	2,360,963	.20	.31	4.97
August 31, 2006	1.0000	4.36	1,452,093	.20	.36	4.25
August 31, 2005	1.0000	2.32	1,288,079	.20	.36	2.39
August 31, 2004	1.0000	.88	659,467	.20	.36	.86
Prime Money Market Fund
August 31, 2008	1.0000	3.77	14,717,852	.19	.24	3.76
August 31, 2007	1.0000	5.29	14,476,438	.20	.26	5.17
August 31, 2006	1.0000	4.47	10,996,109	.20	.27	4.39
August 31, 2005	1.0000	2.41	11,550,394	.20	.27	2.31
August 31, 2004	1.0000	.97	12,390,113	.20	.27	.96

See accompanying notes which are an integral part of the financial statements.

Financial Highlights
19

SSgA

Institutional Money Market Funds

Notes to Financial Statements — August 31, 2008

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 26 investment portfolios, which are in operation as of August 31, 2008. These financial statements report on two funds of the Investment Company, the SSgA US Treasury Money Market Fund and SSgA Prime Money Market Fund, each, a "Fund" and collectively referred to as, the "Funds," each of which has distinct investment objectives and strategies. Each Fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.  Significant Accounting Policies

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"), which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

As permitted in accordance with Rule 2a-7 of the 1940 Act, the Fund values portfolio investments using the amortized cost method. Under this method, each portfolio instrument is initially valued at cost, and thereafter assumes a constant accretion/amortization to maturity of any discount or premium. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price the Fund would receive if it sold the instrument.

In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157") was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' or Investment Company's financial statement disclosures.

Securities Transactions

Securities transactions are recorded on the trade date basis, which in most instances is the same as the settlement date. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Interest income is recorded daily on the accrual basis.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

It is each Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires each Fund to distribute all of its taxable income to its shareholders. Therefore, the Funds paid no federal income taxes and no federal income tax provision was required.

The Funds may have net tax basis capital loss carryforwards which may be applied against any realized net taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. At August 31, 2008, the Funds had no net tax basis capital loss carryforwards.

Notes to Financial Statements
20

SSgA

Institutional Money Market Funds

Notes to Financial Statements, continued — August 31, 2008

Components of Distributable Earnings:
	US Treasury Money Market	Prime Money Market
Undistributed Ordinary Income	$8,032,889	$30,929,793
Tax Composition of Distributions:
Ordinary Income	$84,770,940	$579,059,413

The Financial Accounting Standards Board (FASB) issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" ("FIN 48"), in June 2006. FIN 48 permits the recognition of tax benefits of an uncertain tax position only when the position is "more likely than not" to be sustained assuming examination by taxing authorities. The Funds adopted the provisions of FIN 48 on September 1, 2007. Management has reviewed the Funds tax positions for the years that remain open (2005-2008), and concluded that adoption had no effect on the Funds financial position or results of operations. As of August 31, 2008, the Funds have recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

Dividends and Distributions to Shareholders

The Funds declare and record dividends on net investment income daily and pay them monthly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains. Each Fund may periodically make reclassifications among certain of its capital accounts without impacting net asset value for differences between federal tax regulations and GAAP.

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations which may differ from net investment income and realized gains recognized for GAAP purposes. These differences relate primarily to non-deductible deferred compensation and capital loss carryforwards. For the fiscal year ended August 31, 2008, there were no permanent differences between book and tax accounting.

Expenses

Most expenses can be directly attributed to a fund. Expenses of the Investment Company which cannot be directly attributed to a Fund are allocated among all funds of the Investment Company based principally on their relative average net assets.

Repurchase Agreements

A repurchase agreement customarily obligates the seller at the time it sells securities to the Funds to repurchase the securities at a mutually agreed upon price and time. The total amount received by the Funds on repurchase is calculated to exceed the price paid by the Funds, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government securities, but may consist of other securities in which the Funds are permitted to invest. Repurchase agreements are fully collateralized at all times. The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Funds will seek to dispose of such securities; this action could involve costs or delays. The Funds may enter into repurchase agreements maturing within a specified date with domestic dealers, banks and other financial institutions deemed to be creditworthy by SSgA Funds Management, Inc. ("SSgA FM" or the "Advisor"), a wholly-owned subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company ("State Street").

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Notes to Financial Statements
21

SSgA

Institutional Money Market Funds

Notes to Financial Statements, continued — August 31, 2008

3.  Related Parties

Advisor

The Advisor manages the Funds pursuant to a written Investment Advisory Agreement dated May 1, 2001, as amended, between the Investment Company and the Advisor. The Advisor is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. The Advisor and other advisory affiliates of State Street Corporation make up State Street Global Advisors, the investment management arm of State Street Corporation and its affiliated companies. The Advisor directs the investments of each Fund in accordance with their investment objectives, policies, and limitations. For these services, the Funds pay a fee to the Advisor, calculated daily and paid monthly at the annual rate of 0.15% of its daily average net assets.

The Advisor has contractually agreed to waive 0.05% of its 0.15% advisory fee on the US Treasury Money Market Fund until December 31, 2010. The Advisor also contractually agreed to waive up to the full amount of the US Treasury Money Market Fund's advisory fee and reimburse the Fund for all expenses in excess of 0.20% of its average daily net assets on an annual basis until December 31, 2008 (exclusive of non-recurring fees and extraordinary expenses). The total amounts of the waiver and reimbursement for the fiscal year ended August 31, 2008 were $1,703,787 and $0, respectively.

The Advisor has contractually agreed to waive 0.05% of its 0.15% advisory fee on the Prime Money Market Fund until December 31, 2010. The Advisor also contractually agreed to waive up to the full amount of the Prime Money Market Fund's advisory fee and reimburse the Fund for all expenses in excess of 0.20% of its average daily net assets on an annual basis until December 31, 2008 (exclusive of non-recurring fees and extraordinary expenses). The total amounts of the waiver and reimbursement for the fiscal year ended August 31, 2008 were $7,706,374 and $0, respectively.

The Advisor does not have the ability to recover amounts waived or reimbursed from prior periods.

The Investment Company also has a contract with State Street to provide custody and fund accounting services to the Funds. For these services, the Funds pay State Street asset-based fees that vary according to the number of positions and transactions plus out-of-pocket expenses.

The SSgA Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Prime Money Market Fund ("Central Fund"). As of August 31, 2008, $181,586,964 represents the investments of other Investment Company Funds not presented herein.

Boston Financial Data Services ("BFDS") a joint venture of DST Systems, Inc., and State Street Corporation, serves as transfer, dividend paying, and shareholder servicing agent to the Funds. For these services, the Funds pay annual account services fees, activity based fees, charges related to compliance and regulatory services and a minimum fee of $200 for each Fund.

In addition, the Funds have entered into arrangements with State Street whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds' expenses. The custody credits are included in the expense reductions in the Statement of Operations. For the fiscal year ended August 31, 2008, the Funds' custodian fees were reduced by the following amounts under these arrangements:

Funds	Amount Waived
US Treasury Money Market	$683
Prime Money Market	18,744

Administrator

Russell Fund Services Company ("RFSC" or the "Administrator") serves as the Investment Company's Administrator, pursuant to an administration agreement dated January 1, 2008 (the "Administration Agreement"). Under the Administration Agreement, the Administrator supervises certain administrative aspects of the Investment Company's operations. The Funds pay the Administrator an annual fee, payable monthly on a pro rata basis. RFSC is a wholly owned subsidiary of Russell Investment Management Company ("RIMCo"). Until January 1, 2008, RIMCo, a wholly owned subsidiary of Russell Investment Group, served as the Investment Company's administrator pursuant to an administration agreement dated April 12, 1988, as amended (the "RIMCo Agreement"). RIMCo transferred its rights and duties under the RIMCo Agreement and benefits from the RIMCo Agreement to RFSC. The Administration Agreement is identical in all materials respects to the RIMCo Agreement, including with respect to the services contemplated under the Administration Agreement. RFSC also serves as the administrator to proprietary mutual funds advised by RIMCo.

Notes to Financial Statements
22

SSgA

Institutional Money Market Funds

Notes to Financial Statements, continued — August 31, 2008

The annual fee is based on the following percentages of the average daily net assets of all five of the Investment Company's money market portfolios: $0 up to $15 billion — 0.0315%; over $15 billion — 0.029%. In addition, the Administrator charges a flat fee of $30,000 per year per Fund with less than $500 million in assets under management. In addition, the Funds reimburse the Administrator for out-of-pocket expenses.

Distributor and Shareholder Servicing

The Investment Company has a distribution agreement dated March 1, 2002, as amended, between the Investment Company and State Street Global Markets, LLC (the "Distributor"), which is a wholly-owned subsidiary of State Street, to promote and offer shares of the Investment Company. The Distributor may enter into agreements with other related and non-related parties. The amounts paid to the Distributor are included in the accompanying Statements of Operations.

The Investment Company has a distribution plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

The Funds have shareholder service agreements with State Street. For these services, each Fund pays a maximum of 0.025% to State Street, based on the average daily value of all Fund shares held. For the fiscal year ended August 31, 2008, the Funds paid the following shareholder servicing expenses to affiliated service providers:

Funds	State Street
US Treasury Money Market	$851,893
Prime Money Market	3,853,187

The combined distribution and shareholder servicing payments shall not exceed 0.25% of the average daily value of net assets of a Fund on an annual basis. The shareholder servicing payments shall not exceed 0.20% of the average daily value of net assets of a Fund on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the Plan is in effect. The Funds' responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The trustee or a majority of the Funds' shareholders have the right, however, to terminate the Plan and all payments thereunder at any time. The Funds will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Plan's termination or noncontinuance. There were no carryover expenses as of August 31, 2008.

Board of Trustees

The Investment Company paid each trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the Funds of the Investment Company, except for the Life Solutions Funds, based upon their relative net assets.

The Funds have implemented an optional deferred compensation plan (the "Deferral Plan") which allows the trustees to defer the receipt of all or a portion of trustee fees payable. The deferred fees remain invested in certain Funds until distribution in accordance with the Deferral Plan.

Accrued fees payable to affiliates and trustees as of August 31, 2008 were as follows:

	US Treasury Money Market	Prime Money Market
Advisory fees	$419,758	$1,251,294
Administration fees	127,084	346,832
Custodian fees	34,720	112,953
Distribution fees	112,880	578,923
Shareholder servicing fees	118,039	356,722
Transfer agent fees	11,272	24,693
Trustees' fees	11,686	37,308
	$835,439	$2,708,725

Notes to Financial Statements
23

SSgA

Institutional Money Market Funds

Notes to Financial Statements, continued — August 31, 2008

Beneficial Interest

As of August 31, 2008, the following table includes shareholders (none of which were affiliates of the Investment Company) with shares of beneficial interest greater than 10% of the total outstanding shares of each respective Fund:

Funds	# of Shareholders	%
US Treasury Money Market	1	94.4
Prime Money Market	1	88.6

4.  Fund Share Transactions (On a Constant Dollar Basis):

	(amounts in thousands) For the Fiscal Years Ended August 31,
US Treasury Money Market	2008	2007
Proceeds from shares sold	$40,694,226	$33,573,429
Proceeds from reinvestment of distributions	80,959	64,235
Payments for shares redeemed	(38,367,427)	(32,728,797)
Total net increase (decrease)	$2,407,758	$908,867
Prime Money Market
Proceeds from shares sold	$176,803,114	$169,996,482
Proceeds from reinvestment of distributions	605,025	603,636
Payments for shares redeemed	(177,167,132)	(167,119,730)
Total net increase (decrease)	$241,007	$3,480,388

5.  Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the "Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 10% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

The following table lists restricted securities held by a Fund that are illiquid. The following table does not include

(1) securities deemed liquid by the Advisor pursuant to Board approved policies and procedures or

(2) illiquid securities that are not restricted as designated on the Fund's Schedule of Investments:

Fund - % of Net Assets Securities	Acquistion Date	Shares Outstanding	Cost per Unit $	Cost (000) $	Market Value (000) $
Prime Money Market Fund - 2.0%
Goldman Sachs Group, Inc. Promissory Note	01/15/08	200,000,000	100.00	200,000	200,000
Goldman Sachs Group, Inc. Master Note	02/13/08	100,000,000	100.00	100,000	100,000
					$300,000

Illiquid securities and restricted securities may be priced by the Funds using fair value procedures approved by the Board of Trustees.

Notes to Financial Statements
24

SSgA

Institutional Money Market Funds

Notes to Financial Statements, continued — August 31, 2008

6.  Subsequent Events

The U.S. Treasury Department has established a Temporary Guarantee Program ("Program") that guarantees a $1.00 net asset value for shares of participating money market funds as of September 19, 2008. The SSgA Prime Market Fund, (the "Participating SSgA Money Market Fund") has elected to participate in the Program. The Participating SSgA Money Market Fund is responsible for payment of fees required to participate in the program.

With respect to any Participating SSgA Money Market Fund shareholder, the coverage provided under the Program will be equal to the lesser of (i) the shareholder's account balance as of September 19, 2008; or (ii) the shareholder's account balance on the date a Participating SSgA Money Market Fund's net asset value per share falls below $0.995. Payments under the Program are conditioned on the Participating SSgA Money Market Fund liquidating. Thus, any payment made to shareholders of a Participating SSgA Money Market Fund with respect to shares covered by the Program guarantee would be paid at approximately the same time liquidation proceeds are paid to all Fund shareholders rather than shortly after the time the fund's net asset value per share falls below $0.995. The U.S. Treasury's liability to all participating money market funds under the Program, including the Participating SSgA Money Market Fund, is limited to the assets of the federal government's Exchange Stabilization Fund, which currently are approximately $50 billion.

Unless extended by the U.S. Treasury, the Program is due to expire on December 18, 2008. There is no assurance that the Participating SSgA Money Market Fund will participate in the Program if it is extended.

As of this Annual Report, more information is available about the Program at:

http://www.treas.gov/offices/domestic-finance/key-initiatives/money-market-funds.html

Notes to Financial Statements
25

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of the SSgA Funds and Shareholders
of the SSgA US Treasury Money Market Fund and SSgA Prime Money Market Fund:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of SSgA US Treasury Money Market Fund and SSgA Prime Money Market Fund (the "Funds") (two of the Funds comprising the SSgA Funds) as of August 31, 2008, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period ended August 31, 2004 were audited by other auditors whose report, dated October 20, 2004, expressed an unqualified opinion on the financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2008, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Boston, Massachusetts
October 27, 2008

Report of Independent Registered Public Accounting Firm
26

SSgA
Institutional Money Market Funds

Tax Information — August 31, 2008 (Unaudited)

The form 1099 mailed to you in January 2009 will show the tax status of all distributions paid to your account in calendar 2008.

Please consult a tax adviser for any questions about federal or state income tax laws.

Tax Information
27

SSgA
Institutional Money Market Funds

Basis for Approval of Advisory Contracts (Unaudited)

Approval of the Advisory Agreement

At a meeting held on April 8, 2008, the Board of Trustees, including a majority of the members of the board who are not "interested persons" of the Investment Company (the "Independent Trustees"), approved the continuation of the Advisory Agreement between the Advisor and the SSgA Funds. In considering the continuation of the Advisory Agreement, the Board of Trustees reviewed a variety of materials relating to the SSgA Funds and the Advisor, including the advisory fees charged and any related expense limitations, total expenses and expense ratios and performance of each fund relative to other similar mutual funds for one, three and five year periods. The Trustees also considered the profitability of the Advisor with respect to the services it renders to the SSgA Funds under the Advisory Agreement and the profitability of the Advisor's affiliated companies with respect to the services provided to the SSgA Funds by such affiliated companies. The Trustees reviewed materials describing the Advisor's personnel and operations, including its investment management and its compliance capabilities and undertakings. The Trustees considered, among other things, the services provided under the Advisory Agreement and other services that the Advisor and its affiliates provide to the Investment Company; the complexity of those services, both on an absolute basis and relative to other mutual fund complexes; the manner in which the Advisor discharges these services; the financial strength of the Advisor; the organization and compensation structure of the Advisor, including staff experience and qualifications; and the process by which investment decisions are made. Much of the material was assembled and provided by Lipper Inc., an independent service provider engaged to provide the Board of Trustees with objective materials for this annual review. The Independent Trustees met among themselves and separately with representatives of the Advisor to evaluate this information. At these meetings, the Independent Trustees were separately represented by independent counsel. The Trustees concluded that (a) over various time periods, the performance of most of the funds compares favorably, or very favorably, to those of similar mutual funds; (b) the Advisor's fees and the expense ratio for each fund compare favorably, or very favorably, to those of similar mutual funds and are exceptionally reasonable in relation to the services provided to the Investment Company; (c) the Advisor has provided, and can be expected to continue providing, high quality investment management services for each fund; (d) the profitability of the Advisor and its affiliates with respect to services provided by them to each fund is not excessive; (e) in light of the current size of each fund, the level of profitability of the Advisor and its affiliates with respect to services provided by them to each fund is not excessive; and (f) in light of the current size of each fund, the level of profitability of the Advisor and its affiliates with respect to each fund over various time periods, and the comparatively low management fee and expense ratio of the fund during these periods, it does not appear that the Advisor has realized benefits from economies of scale in managing the assets of the funds to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for any fund at this time. The Trustees determined that the impact of economies of scale, if any, would be analyzed annually in connection with their consideration of the Advisor's profitability under the advisory contract.

The Trustees are satisfied with the Advisor's ongoing compliance efforts and undertakings, its responsiveness to any concerns expressed by Trustees regarding the management of the funds and with the Advisor's overall consistently excellent and cost-efficient performance. The Trustees believe that their efforts throughout the year help assure that the best interests of the funds and their shareholders are always considered in connection with the day-to-day operations of a large diverse family of funds.

Basis for Approval of Advisory Contracts
28

SSgA
Institutional Money Market Funds

Shareholder Requests for Additional Information — August 31, 2008 (Unaudited)

The Funds have adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds semiannual and annual financial statements. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information
29

SSgA
Institutional Money Market Funds

Disclosure of Information about Fund Trustees and Officers —
August 31, 2008 (Unaudited)

The following tables provide information for each trustee and certain officers of the Investment Company, which consists of 26 funds. The first table provides information for the trustees who are interested persons. The second table provides information for the independent trustees. The third table provides information for the officers.

Name, Address and Age	Position(s) with SSgA Funds; Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years; Other Directorships Held	Number of Portfolios in Fund Complex Overseen by Trustee
INTERESTED TRUSTEE

Peter G. Leahy Born November 21, 1960 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Trustee since 2005 Interested Person of the SSgA Funds (as defined in the 1940 Act)	Until successor is elected and qualified	• 2004 to Present, Executive Vice President, State Street Corporation; and September 2006 to Present, Chief Product Officer (1991-2004, Senior Vice President), State Street Global Advisors; and • Director, State Street Global Markets LLC.	26

INDEPENDENT TRUSTEES

Lynn L. Anderson Born April 22, 1939 909 A Street Tacoma, WA 98402	Chairman of the Board since 1988 Independent Chairman since January 2006 Member (ex officio), Audit Committee Member (ex officio), Governance Committee Member (ex officio), Valuation Committee Member (ex officio), QLCC	Until successor is elected and qualified	• Director, Russell Trust Company; and • Until December 2005, Vice Chairman, Frank Russell Company (institutional financial consultant) (Retired); and Chairman of the Board, Russell Investment Company and Russell Investment Funds (registered investment companies) (Retired).	26

William L. Marshall Born December 12, 1942 909 A Street Tacoma, WA 98402	Trustee since 1988 Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Member, QLCC	Until successor is elected and qualified	• Chief Executive Officer and President, Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment advisor and provider of financial and related consulting services); • Certified Financial Planner and Member, Financial Planners Association; and • Registered Representative and Principal for Securities with Cambridge Investment Research, Inc., Fairfield, Iowa.	26

Disclosure of Information about Fund Trustees and Officers
30

SSgA
Institutional Money Market Funds

Disclosure of Information about Fund Trustees and Officers, continued —
August 31, 2008 (Unaudited)

Name, Address and Age	Position(s) with SSgA Funds; Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years; Other Directorships Held	Number of Portfolios in Fund Complex Overseen by Trustee
INDEPENDENT TRUSTEES (continued)

Steven J. Mastrovich Born November 3, 1956 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, QLCC	Until successor is elected and qualified	• Global Head of Structured Real Estate and Business Development, J.P. Morgan Investment Management (private real estate investment for clients primarily outside of the US to locate private real estate investments within the US).	26

Patrick J. Riley Born November 30, 1948 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Chairman, Governance Committee Member, Valuation Committee Member, QLCC	Until successor is elected and qualified	• 2003 to Present, Associate Justice, Commonwealth of Massachusetts Superior Court; • 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); and • Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	26

Richard D. Shirk Born October 31, 1945 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, QLCC Audit Committee Financial Expert	Until successor is elected and qualified	• March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); • Board Member, Healthcare Georgia Foundation (private foundation); and • September 2002 to Present, Board Member, Amerigroup Corp. (managed health care).	26

Disclosure of Information about Fund Trustees and Officers
31

SSgA
Institutional Money Market Funds

Disclosure of Information about Fund Trustees and Officers, continued —
August 31, 2008 (Unaudited)

Name, Address and Age	Position(s) with SSgA Funds; Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years; Other Directorships Held	Number of Portfolios in Fund Complex Overseen by Trustee
INDEPENDENT TRUSTEES (continued)

Bruce D. Taber Born April 25, 1943 909 A Street Tacoma, WA 98402	Trustee since 1991 Member, Audit Committee Member, Governance Committee Chairman, Valuation Committee Member, QLCC	Until successor is elected and qualified	• Consultant, Computer Simulation, General Electric Industrial Control Systems (diversified technology and services company); and • Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	26

Henry W. Todd Born May 4, 1947 909 A Street Tacoma, WA 98402	Trustee since 1988 Alternate Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Chairman, QLCC Audit Committee Financial Expert	Until successor is elected and qualified	• Chairman, President and CEO, A.M. Todd Group, Inc. (flavorings manufacturer); and • Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	26

Disclosure of Information about Fund Trustees and Officers
32

SSgA
Institutional Money Market Funds

Disclosure of Information about Fund Trustees and Officers, continued —
August 31, 2008 (Unaudited)

Name, Address and Age	Position(s) with SSgA Funds; Length of Time Served	Term of Office	Principal Occupation(s) During Past Five Years
OFFICERS

James E. Ross Born June 24, 1965 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	President and Chief Executive Officer from January 2006 to Present Principal Executive Officer since 2005	Until successor is elected by Trustees	• 2005 to Present, President (2001 to 2005, Principal), SSgA Funds Management, Inc. (investment advisor);
• March 2006 to Present, Senior Managing Director (2000 to 2006, Principal), State Street Global Advisors; and
• President, Principal Executive Officer and Trustee, SPDR Series Trust and SPDR Index Shares Funds; Trustee, Select Sector SPDR Trust; President, Principal Executive Officer and Trustee, State Street Master Funds and State Street Institutional Investment Trust (registered investment companies).

Ellen M. Needham Born January 4, 1967 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Vice President since May 2006	Until successor is elected by Trustees	• Principal, SSgA Funds Management, Inc. (investment advisor); and
• July 2007 to Present, Managing Director (June 2006 to July 2007, Vice President; 2000 to June 2006, Principal), State Street Global Advisors.

Julie B. Piatelli Born August 5, 1967 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Chief Compliance Officer since August 2007	Until successor is elected by Trustees	• 2004 to Present, Principal and Senior Compliance Officer, SSgA Funds Management, Inc.; Vice President, State Street Global Advisors; and • 1999 to 2004, Senior Manager, PricewaterhouseCoopers LLC.

Mark E. Swanson Born November 26, 1963 909 A Street Tacoma, WA 98402	Treasurer and Principal Accounting Officer since 2000	Until successor is elected by Trustees	• Director – Fund Administration, Russell Investment Management Company, Russell Fund Services Company, and Russell Trust Company;
• Treasurer and Chief Accounting Officer, Russell Investment Company and Russell Investment Funds; and
• Director, Russell Financial Services, Inc., Russell Investment Management Company, and Russell Fund Services Company.

Gregory J. Lyons Born August 24, 1960 909 A Street Tacoma, WA 98402	Secretary since 2007 and Chief Legal Officer since 2008	Until successor is elected by Trustees	• Associate General Counsel and Assistant Secretary, Frank Russell Company, Russell Insurance Agency, Inc.;
• Director and Secretary, Russell Investment Management Company, Russell Financial Services, Inc., and Russell Fund Services Company; and
• Secretary and Chief Legal Counsel, Russell Investment Company and Russell Investment Funds.

Disclosure of Information about Fund Trustees and Officers
33

SSgA
Institutional Money Market Funds

State Street Financial Center

One Lincoln Street
Boston, Massachusetts 02111-2900
(800) 647-7327

Trustees

Lynn L. Anderson, Chairman

Peter G. Leahy

William L. Marshall

Steven J. Mastrovich

Patrick J. Riley

Richard D. Shirk

Bruce D. Taber

Henry W. Todd

Officers

James E. Ross, President, Chief Executive Officer and Principal Executive Officer

Mark E. Swanson, Treasurer and Principal Accounting Officer

Ellen M. Needham, Vice President

Julie B. Piatelli, Chief Compliance Officer

Gregory J. Lyons, Secretary and Chief Legal Officer

Rick Chase, Assistant Treasurer

Ross E. Erickson, Assistant Treasurer

Kimberlee A. Lloyd, Assistant Treasurer

David J. Craig, Assistant Treasurer

Carla L. Anderson, Assistant Secretary

Sandra L. Geiger, Assistant Secretary

Investment Adviser

SSgA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Custodian and Office of Shareholder Inquiries

State Street Bank and Trust Company

1776 Heritage Drive

North Quincy, Massachusetts 02171

Transfer and Dividend Paying Agent

Boston Financial Data Services, Inc.

Two Heritage Drive

North Quincy, Massachusetts 02171

Distributor

State Street Global Markets, LLC

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Administrator

Russell Fund Services Company

909 A Street

Tacoma, Washington 98402

Legal Counsel

Goodwin Procter LLP

Exchange Place

Boston, Massachusetts 02109

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, Massachusetts 02116

Fund Management and Service Providers
34

IMMAR-08/06 (50772)

FIXED INCOME FUNDS

Bond Market Fund

Bond Market Fund – Class R

Intermediate Fund

High Yield Bond Fund

Annual Report

August 31, 2008

SSgA Funds
Fixed Income Funds

Annual Report

August 31, 2008

"SSgA" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

This page has been intentionally left blank.

SSgA Funds

Letter from the President of SSgA Funds Management, Inc.

Dear Shareholder,

We are pleased to provide you with the August 31, 2008, Annual Report for the SSgA Funds. The Annual Report provides an overview of the investment process for each of the SSgA Funds, discussion about the management and performance of each of its portfolios and the related financial statements. As you review your overall investment strategy, we hope you find this information helpful.

The past year has been difficult as investors everywhere struggled with volatile and uncertain market conditions, which has put a damper on investor confidence. For the month of September 2008, the Lehman Brothers U.S. Aggregate Index (the "Index") posted its worst month of all time. The Federal Reserve and the U.S. Treasury have taken numerous actions to combat the crisis, remove troubled assets from financial institutions, restore confidence and encourage lending between banks, corporations, and individuals. Central banks and governments around the world are responding similarly. Even with all the coordinated efforts, the markets remain risk adverse, focusing on short maturities and Treasury securities.

We would like to thank you for your ongoing support of the SSgA Funds. We look forward to continue sharing the benefit of our experience with you and delivering quality products and services.

Sincerely,

James Ross
President
SSgA Funds

President's Letter

This page has been intentionally left blank.

SSgA

Bond Market Fund

Portfolio Management Discussion and Analysis — August 31, 2008 (Unaudited)

Objective:  The Fund seeks to maximize total return by investing in fixed-income securities, including, but not limited to, those represented by the Lehman Brothers Aggregate Bond (LBAB) Index.

Invests in:  Investment grade debt instruments including US Government Treasuries and agencies, corporate bonds, asset-backed securities, mortgage-backed securities and commercial mortgage-backed securities.

Strategy:  The Fund seeks to manage its duration to correspond to the LBAB Index's duration while adding value through issue and sector selection. The Fund will actively trade to benefit from short-term yield disparities among different issues of fixed income securities, or otherwise to increase total return to the Fund.

Bond Market Fund – Institutional Class

Period Ended 8/31/08	Total Return
1 Year	-6.14%
5 Years	0.56	%+
10 Years	3.25	%+

Bond Market Fund – Class R‡

Period Ended 8/31/08	Total Return
1 Year	-6.62%
5 Years	0.48	%+
10 Years	2.94	%+

Lehman Brothers Aggregate Bond Index#

Period Ended 8/31/08	Total Return
1 Year	5.86%
5 Years	4.61	%+
10 Years	5.58	%+

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssgafunds.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The gross expense ratio for the Bond Market Fund Institutional Class and Class R as stated in the Fees and Expenses table of the prospectus dated December 18, 2007 are 0.61% and 1.11%, respectively.

See related Notes on page 7.

Bond Market Fund

SSgA

Bond Market Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2008 (Unaudited)

How did the Fund's performance over the past 12 months compare to its benchmark?

For the twelve months ended August 31, 2008, the SSgA Bond Market Fund Institutional Class and Class R (together, the "Fund") returned -6.14% and -6.62% respectively (assuming reinvestment of dividends and distributions), versus the 5.86% return of the Lehman Brothers® Aggregate Bond Index (the "Index"). The Fund's performance includes operating expenses, whereas the Index is unmanaged and Index returns do not include expenses of any kind. Indexes cannot be invested in directly and the Index returns reflect all items of income, gain and loss, and the reinvestment of dividends and other income for the securities included in the Index.

Please explain what contributed most and least to the Fund's performance during the previous 12 months.

The main driver of the Fund's negative performance for the period was securitized exposures, including the home equity asset-backed and commercial mortgage-backed sectors, where we have reduced positions during the Fund's fiscal year. Liquidity was scarce for most of this time, increasing the transaction cost of these reductions considerably and negatively affecting their value. We added incremental relative returns through interest rate strategies and Treasury Inflation Protected Securities. However, these relative advantages were more than offset by the negative relative returns of asset backed exposures.

How did the market conditions and the investment strategies and techniques employed during the previous 12 months impact the Fund's performance?

During the second half of 2007, as the deep and broad impact of the subprime residential mortgage distress on the economy and the investment markets became apparent, markets for bonds, structured credit products, private equity, bank loans and high yield debt were all negatively impacted as were the values of these investments. This was exacerbated by deleveraging investors who strained the level of liquidity available to the market. There was a brief respite in the early fall as the U.S. Federal Treasury Bank Board of Directors (the "Fed") joined with other central banks in supplying short-term relief in the form of enhanced credit availability and lowered short-term interest rates. In the fourth quarter, the economy's near-term prospects took a distinct turn for the worse. Inventories of new and existing homes for sale rose to their highest levels since the housing market correction of the early 1990s, pushing new home construction to its lowest level in 14 years. Market conditions worsened as the credit events in the sub-prime mortgage market broadened into a liquidity event in asset-backed commercial paper (ABCP), and impacted capital markets broadly. Despite a healthy spread-sector rally in September, investors were risk averse in October and November. Credit concerns heightened with regard to Structured Investment Vehicles (SIVs) and their potential impact on money market funds. Also contributing to those concerns were continued rating agency CDO downgrades, large financial institution write-offs as a result of sub prime exposure, strained liquidity resulting from delevering of investment portfolios, and fiscal year-ends for many Wall Street dealers. Oil prices continued to move higher, eventually flirting with the $100 a barrel mark in late November. As a result, a flight to quality drove Treasury yields down and steepened the yield curve as investors opted for shorter, less risky positions. Additional price adjustments came in reaction to higher levels of volatility in the equity markets.

In the first quarter of 2008 the Index returned +2.17%, with declining Treasury rates as a big contributor to that outcome. With market illiquidity increasing, growing concern about a recessionary environment began to proliferate. Reasons for this view included continued and worsening housing woes causing additional massive financial services write-downs. This activity culminated at the end of the first quarter in the forced buyout of Bear Stearns by JP Morgan Chase, orchestrated by the Fed. Treasury rates decreased in the first quarter, particularly in the short end, on the heels of an aggressively easing Federal Reserve. In fact, the Fed aggressively lowered the Fed Funds rate by 200 basis points in the quarter. Two of the moves were 75 basis points each, the first one in January being the largest in over twenty years. All of the larger spread sectors of the broad fixed income market posted negative excess returns versus U.S. Treasuries for the quarter.

After positive returns in April and May, during June the fixed income markets (as well as the broader fixed income markets) were once again buffeted by familiar headwinds. Rising oil and food prices and the resultant inflation fears, the probability of continued write-offs on the part of investment banks and the downgrades of bond insurers

Bond Market Fund

SSgA

Bond Market Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2008 (Unaudited)

MBIA and Ambac were all catalysts for market sentiment turning negative. Rumors of auto manufacturers having more problems also didn't help, as Ford bonds' average return declined for the first half of the year. Most U.S. spread sectors posted negative returns relative to Treasuries for July and August. Much of this had to do with reports of FNMA and FHLMC having solvency issues and the wider ramifications of whether or not the US government was going to offer assistance in the form of a bailout. In the midst of this, the credit sector posted negative excess returns, largely the result of disappointing earnings reports. The negative credit trends continued into August due to increasing expectations that the second quarter's Government stimulus-induced bounce in economic activity would wane as we move further into the second half of the year. In addition to uncertainty over the domestic economy, increasing global economic weakness and a rebound in the dollar now represented additional threats to the export sector. Bank capital also remained strained, suggesting the economy could be faced with below trend growth for some time to come.

We believe mounting evidence of the credit crisis spreading beyond financial and housing markets will keep corporate credit spreads under pressure. Default rates are on the rise, albeit from low levels, as companies face decreasing consumer demand and higher raw material and funding costs.

  Notes: The following notes relate to the Growth of $10,000 graph and table on page 5.

  *  Assumes initial investment on September 1, 1998.

  #  The Lehman Brothers Aggregate Bond Index is comprised of all bonds covered by the Lehman Brothers Government/Corporate Bond Index, the Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Total return is comprised of price appreciation/depreciation and income as a percentage of the original investment.

  +  Annualized.

  ‡  Performance for the Bond Market Fund Class R before its inception (May 14, 2004) is derived from the historical performance of the Institutional Class, adjusted for the higher operating expenses related to distribution and shareholder servicing.

Bond funds contain interest rate risk (as interest rates rise bond prices fall); the risk of issues default, and inflation risk.

Performance data reflects an expense limitation currently in effect, without which returns would have been lower.

Bond Market Fund

SSgA

Bond Market Fund

Shareholder Expense Example — August 31, 2008 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for both classes is from March 1, 2008 to August 31, 2008.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Institutional Class	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2008	$1,000.00	$1,000.00
Ending Account Value August 31, 2008	$972.70	$1,022.62
Expenses Paid During Period *	$2.48	$2.54

* Expenses are equal to the Fund's expense ratio of 0.50% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

Class R	Actual Performance	Hypothetical Performance (5% return before expense)
Beginning Account Value March 1, 2008	$1,000.00	$1,000.00
Ending Account Value August 31, 2008	$966.20	$1,020.11
Expenses Paid During Period *	$4.94	$5.08

* Expenses are equal to the Fund's expense ratio of 1.00% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

Bond Market Fund

SSgA
Bond Market Fund

Schedule of Investments — August 31, 2008

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Long-Term Investments - 101.1%
Asset-Backed Securities - 2.0%
Countrywide Asset-Backed Certificates (Ê) Series 2003-BC3 Class A2 3.092% due 09/25/33	144	110
PSE&G Transition Funding LLC Series 2001-1 Class A5 6.450% due 03/15/13	485	506
Structured Asset Securities Corp. Series 2005-4XS Class 3A4 4.790% due 03/25/35	543	407
		1,023
Corporate Bonds and Notes - 19.4%
Abbott Laboratories 5.875% due 05/15/16	100	104
Aetna, Inc. 7.875% due 03/01/11	35	37
Alabama Power Co. 5.700% due 02/15/33	50	48
AMBAC Financial Group, Inc. 5.950% due 12/05/35	75	39
American Express Co. 5.500% due 09/12/16	50	45
American Express Credit Corp. 5.300% due 12/02/15	50	46
American General Finance Corp. 3.875% due 10/01/09	30	29
Amgen, Inc. 4.000% due 11/18/09	75	75
Anheuser-Busch Cos., Inc. 6.000% due 04/15/11	25	25
Apache Corp. 6.250% due 04/15/12	35	37
Appalachian Power Co. 6.375% due 04/01/36	75	70
Archer-Daniels-Midland Co. 7.000% due 02/01/31	50	52
AT&T, Inc. 4.125% due 09/15/09	200	201
5.625% due 06/15/16	50	50
Avon Products, Inc. 5.125% due 01/15/11	50	51
BAC Capital Trust VI 5.625% due 03/08/35	75	60
Bank of America Corp. 5.420% due 03/15/17	150	133
Bank of New York Mellon Corp. (The) 6.375% due 04/01/12	40	42
Bear Stearns Cos., Inc. (The) 5.550% due 01/22/17	145	135

	Principal Amount ($) or Shares	Market Value $
BellSouth Corp. 6.000% due 10/15/11	100	104
Berkshire Hathaway Finance Corp. 4.850% due 01/15/15	150	150
Black & Decker Corp. 7.125% due 06/01/11	50	52
Campbell Soup Co. 6.750% due 02/15/11	50	53
Capital One Financial Corp. 5.700% due 09/15/11	115	108
Cardinal Health, Inc. 6.750% due 02/15/11	65	67
Caterpillar Financial Services Corp. 5.500% due 03/15/16	75	76
CenterPoint Energy Resources Corp. Series B
7.875% due 04/01/13	50	53
CenturyTel, Inc. Series L
7.875% due 08/15/12	50	51
Chevron Phillips Chemical Co. LLC 7.000% due 03/15/11	25	26
Citigroup, Inc. 5.100% due 09/29/11	150	147
5.850% due 12/11/34	100	85
Comcast Cable Communications Holdings, Inc. 8.375% due 03/15/13	75	83
Comcast Corp. 5.900% due 03/15/16	100	98
ConocoPhillips 6.650% due 07/15/18	100	109
Constellation Energy Group, Inc. 6.125% due 09/01/09	25	25
Countrywide Financial Corp. 6.250% due 05/15/16	125	102
Countrywide Home Loans, Inc. Series MTNL
4.000% due 03/22/11	50	45
COX Communications, Inc. 5.500% due 10/01/15	50	49
Credit Suisse USA, Inc. 6.125% due 11/15/11	125	129
Cytec Industries, Inc. 5.500% due 10/01/10	25	25
Daimler Finance NA LLC 5.750% due 09/08/11	75	75
Deere & Co. 7.850% due 05/15/10	32	34
Dominion Resources, Inc. Series B
5.950% due 06/15/35	100	91

Bond Market Fund
9

SSgA
Bond Market Fund

Schedule of Investments, continued — August 31, 2008

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Energy Transfer Partners, LP 6.125% due 02/15/17	70	68
Enterprise Products Operating, LP Series B
5.600% due 10/15/14	50	49
ERP Operating, LP 6.625% due 03/15/12	75	76
Exelon Corp. 5.625% due 06/15/35	85	73
Exelon Generation Co. LLC 6.950% due 06/15/11	25	26
Federal Express Corp. 9.650% due 06/15/12	25	28
FIA Card Services NA 6.625% due 06/15/12	150	154
FirstEnergy Corp. Series B
6.450% due 11/15/11	50	51
Fortune Brands, Inc. 5.375% due 01/15/16	50	46
General Dynamics Corp. 4.250% due 05/15/13	60	60
General Electric Capital Corp. Series GMTN
5.500% due 04/28/11	50	52
Series MTNA 5.875% due 02/15/12	250	258
5.000% due 01/08/16	50	49
6.750% due 03/15/32	100	101
General Electric Co. 5.000% due 02/01/13	200	202
Goldman Sachs Group, Inc. (The) 5.750% due 10/01/16	100	95
5.950% due 01/15/27	70	59
6.125% due 02/15/33	100	86
Goldman Sachs Group, LP 5.000% due 10/01/14	125	117
Hartford Life Global Funding Trusts 5.200% due 02/15/11	50	50
Hasbro, Inc. 6.300% due 09/15/17	50	50
Health Care REIT, Inc. 6.200% due 06/01/16	25	23
Hess Corp. 6.650% due 08/15/11	25	26
7.300% due 08/15/31	25	26
HJ Heinz Finance Co. 6.750% due 03/15/32	25	25
Home Depot, Inc. 5.400% due 03/01/16	75	68

	Principal Amount ($) or Shares	Market Value $
Honeywell International, Inc. 5.400% due 03/15/16	25	25
HSBC Bank USA Series BKNT 5.625% due 08/15/35	75	63
HSBC Finance Capital Trust IX 5.911% due 11/30/35	50	40
HSBC Finance Corp. 7.000% due 05/15/12	100	103
International Business Machines Corp. 5.875% due 11/29/32	50	49
Jefferies Group, Inc. 6.250% due 01/15/36	50	36
Johnson & Johnson 5.150% due 07/15/18	150	154
JP Morgan Chase Capital XV 5.875% due 03/15/35	100	77
JPMorgan Chase & Co. 7.875% due 06/15/10	125	131
4.750% due 05/01/13	100	96
Kellogg Co. Series B 7.450% due 04/01/31	50	57
Kimberly-Clark Corp. 5.625% due 02/15/12	25	26
Kimco Realty Corp. 5.783% due 03/15/16	50	45
Kinder Morgan Energy Partners, LP 6.750% due 03/15/11	35	36
7.400% due 03/15/31	25	26
Kraft Foods, Inc. 6.500% due 11/01/31	25	23
Kroger Co. (The) 5.500% due 02/01/13	100	100
Lehman Brothers Holdings, Inc. 5.750% due 01/03/17	100	85
Lubrizol Corp. 6.500% due 10/01/34	25	23
Macys Retail Holdings, Inc. 7.450% due 07/15/17	75	71
Marathon Oil Corp. 6.800% due 03/15/32	100	100
Mattel, Inc. 5.625% due 03/15/13	75	74
McDonald's Corp. 5.350% due 03/01/18	175	173
Mellon Funding Corp. 6.375% due 02/15/10	25	26
Merrill Lynch & Co., Inc. 6.875% due 04/25/18	100	92
6.220% due 09/15/26	50	40

Bond Market Fund
10

SSgA
Bond Market Fund

Schedule of Investments, continued — August 31, 2008

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
MetLife, Inc. 5.375% due 12/15/12	46	46
Midamerican Energy Holdings Co. 5.875% due 10/01/12	75	77
Morgan Stanley 5.750% due 10/18/16	100	90
National City Bank of Indiana 4.250% due 07/01/18	100	53
National Rural Utilities Cooperative Finance Corp. Series MTNC 7.250% due 03/01/12	25	27
News America Holdings, Inc. 8.000% due 10/17/16	75	83
News America, Inc. 6.150% due 03/01/37	50	45
Norfolk Southern Corp. 7.250% due 02/15/31	70	75
Northrop Grumman Systems Corp. 7.125% due 02/15/11	50	53
Oncor Electric Delivery Co. 6.375% due 05/01/12	25	25
7.000% due 05/01/32	25	24
Pacific Gas & Electric Co. 4.800% due 03/01/14	75	74
Pacificorp 5.250% due 06/15/35	75	64
Pepsi Bottling Group, Inc. Series B 7.000% due 03/01/29	55	61
Pharmacia Corp. 6.600% due 12/01/28	100	106
Plum Creek Timberlands, LP 5.875% due 11/15/15	50	46
PPL Energy Supply LLC 5.400% due 08/15/14	100	95
Praxair, Inc. 6.375% due 04/01/12	70	75
Principal Life Income Funding Trusts 5.125% due 03/01/11	50	50
Procter & Gamble - Esop Series A 9.360% due 01/01/21	23	28
Progress Energy, Inc. 7.100% due 03/01/11	25	26
5.625% due 01/15/16	50	50
PSEG Power LLC 6.950% due 06/01/12	75	79
Public Service Co. of Colorado Series 15 5.500% due 04/01/14	100	102

	Principal Amount ($) or Shares	Market Value $
Rohm & Haas Co. 7.850% due 07/15/29	50	53
Sempra Energy 7.950% due 03/01/10	80	84
Simon Property Group, LP 5.750% due 05/01/12	100	99
Southern Co. Capital Funding, Inc. Series C 5.750% due 11/15/15	25	25
Southern Copper Corp. 7.500% due 07/27/35	25	24
Spectra Energy Capital LLC 6.250% due 02/15/13	50	52
Teva Pharmaceutical Finance LLC 5.550% due 02/01/16	75	73
Time Warner Cable, Inc. Series WI 5.400% due 07/02/12	50	50
Time Warner Entertainment Co., LP Series * 8.375% due 07/15/33	50	54
Time Warner, Inc. 5.875% due 11/15/16	25	24
Union Pacific Corp. 6.125% due 01/15/12	50	52
US Bank NA Series BKNT 6.375% due 08/01/11	75	79
Valero Energy Corp. 6.875% due 04/15/12	25	26
Verizon Communications, Inc. 5.850% due 09/15/35	150	132
Verizon Global Funding Corp. 6.875% due 06/15/12	90	96
4.375% due 06/01/13	50	49
Vornado Realty, LP 5.600% due 02/15/11	50	49
Wal-Mart Stores, Inc. 4.500% due 07/01/15	100	99
5.250% due 09/01/35	150	130
Walt Disney Co. (The) Series MTNC 5.625% due 09/15/16	75	77
Washington Mutual, Inc. 5.250% due 09/15/17	75	45
Waste Management, Inc. 7.375% due 08/01/10	50	52
WellPoint, Inc. 6.800% due 08/01/12	50	52
Wells Fargo & Co. 5.125% due 09/15/16	100	93

Bond Market Fund
11

SSgA
Bond Market Fund

Schedule of Investments, continued — August 31, 2008

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Wells Fargo Bank NA Series BKNT 6.450% due 02/01/11	150	157
Wisconsin Power & Light Co. 6.375% due 08/15/37	100	99
Yum! Brands, Inc. 6.250% due 04/15/16	75	73
		10,157
International Debt - 2.8%
Alberta Energy Co., Ltd. 7.375% due 11/01/31	40	42
America Movil SAB de CV 5.750% due 01/15/15	25	25
Anadarko Finance Co. Series B 7.500% due 05/01/31	25	26
BHP Billiton Finance USA, Ltd. 4.800% due 04/15/13	25	25
Canadian National Railway Co. 4.400% due 03/15/13	50	49
Canadian Natural Resources, Ltd. 5.450% due 10/01/12	50	50
Canadian Pacific, Ltd. 9.450% due 08/01/21	40	49
Deutsche Telekom International Finance BV 8.750% due 06/15/30	50	55
Diageo Capital PLC 5.500% due 09/30/16	75	74
EnCana Corp. 6.300% due 11/01/11	25	26
Export-Import Bank of Korea 5.125% due 02/14/11	50	50
France Telecom SA 9.250% due 03/01/31	50	60
Hanson Australia Funding, Ltd. 5.250% due 03/15/13	25	24
Mexico Government International Bond 6.375% due 01/16/13	25	26
6.625% due 03/03/15	100	107
National Gas Co. of Trinidad & Tobago, Ltd. (l) 6.050% due 01/15/36	25	23
Petro-Canada 4.000% due 07/15/13	50	47
Scottish Power, Ltd. 5.810% due 03/15/25	100	91
Talisman Energy, Inc. 5.850% due 02/01/37	25	21

	Principal Amount ($) or Shares	Market Value $
Teck Cominco, Ltd. 5.375% due 10/01/15	50	45
Telecom Italia Capital SA 4.000% due 01/15/10	100	98
Telefonica Europe BV 7.750% due 09/15/10	75	79
Telefonos de Mexico SAB de CV (l) 4.750% due 01/27/10	100	100
TransCanada Pipelines, Ltd. 4.000% due 06/15/13	100	95
Transocean, Inc. 7.500% due 04/15/31	25	27
Tyco International Group SA 7.000% due 06/15/28	25	21
Vale Overseas, Ltd. 6.250% due 01/23/17	50	50
Vodafone Group PLC 5.625% due 02/27/17	100	97
		1,482
Mortgage-Backed Securities - 53.6%
Banc of America Commercial Mortgage, Inc. Series 2003-2 Class A4 5.061% due 03/11/41	250	243
Banc of America Mortgage Securities, Inc. (Ê) Series 2005-B Class 2A1 4.380% due 03/25/35	296	269
Series 2005-I Class 2A2 4.868% due 10/25/35	3,346	2,511
Credit Suisse Mortgage Capital Certificates Series 2006-C3 Class AAB 6.021% due 06/15/38	643	625
Fannie Mae 6.000% due 2011	4	4
6.000% due 2013	208	214
5.500% due 2014	9	9
6.500% due 2014	302	314
7.500% due 2015	31	33
6.500% due 2016	50	52
5.000% due 2018	1,392	1,396
5.500% due 2018	285	291
5.500% due 2019	116	118
8.000% due 2023	—	1
9.000% due 2025	305	337
9.000% due 2026	2	3
7.500% due 2027	165	178
6.000% due 2028	15	16
6.000% due 2029	5	5
7.000% due 2029	5	5

Bond Market Fund
12

SSgA
Bond Market Fund

Schedule of Investments, continued — August 31, 2008

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
6.000% due 2030	3	3
7.500% due 2030	4	4
8.000% due 2031	15	17
4.500% due 2033	711	665
6.000% due 2033	557	565
5.500% due 2034	974	968
4.973% due 2036 (Ê)	2,106	2,121
5.099% due 2036 (Ê)	2,192	2,223
5.000% due 2037	27	26
5.000% due 2038	721	693
6.000% due 2038	1,944	1,965
Freddie Mac
7.000% due 2009	7	7
9.000% due 2010	8	9
6.000% due 2011	1	1
8.000% due 2011	3	3
7.000% due 2012	53	55
7.000% due 2013	436	455
6.000% due 2016	72	74
7.000% due 2016	114	120
4.500% due 2019	408	402
8.500% due 2025	1	1
6.500% due 2029	123	127
7.000% due 2030	3	3
7.000% due 2031	117	123
6.500% due 2032	345	357
6.000% due 2033	165	167
6.500% due 2033	501	518
7.000% due 2033	233	244
5.000% due 2035	2,028	1,955
5.161% due 2035 (Ê)	17	17
30 Year TBA (Ï)
5.500%	2,750	2,711
6.000%	1,475	1,487
Ginnie Mae I
8.000% due 2012	64	68
10.000% due 2013	3	3
7.500% due 2022	1	1
7.000% due 2023	96	102
7.500% due 2023	1	1
6.500% due 2024	2	2
7.500% due 2024	42	45
8.500% due 2025	9	10
7.500% due 2027	3	3
6.500% due 2028	27	28
7.000% due 2028	18	19
7.500% due 2028	16	18
8.500% due 2028	19	20
7.500% due 2029	11	12
8.000% due 2029	10	11

	Principal Amount ($) or Shares	Market Value $
7.500% due 2030	13	13
8.000% due 2030	53	56
7.000% due 2031	170	181
6.500% due 2032	118	121
7.000% due 2032	218	233
7.500% due 2032	8	9
5.000% due 2033	266	260
6.000% due 2038	1,000	1,016
Merrill Lynch Mortgage Trust Series 2003-KEY Class A4 5.236% due 11/12/35	750	728
Morgan Stanley Capital I Series 2005-T19 Class AAB 4.852% due 06/12/47	200	192
Wells Fargo Mortgage Backed Securities Trust (Ê) Series 2005-AR2 Class 2A1 4.548% due 03/25/35	297	271
		28,133
United States Government Agencies - 10.3%
Fannie Mae 6.125% due 03/15/12	600	646
4.625% due 10/15/14	500	510
Federal Home Loan Bank 4.250% due 11/02/10	1,000	1,020
Series 467 5.250% due 06/18/14	200	212
Federal Home Loan Bank Discount Notes 4.750% due 09/11/15	1,000	1,020
Freddie Mac 4.750% due 12/08/10	1,000	1,029
3.875% due 06/29/11	750	758
6.750% due 03/15/31	175	214
		5,409
United States Government Treasuries - 13.0%
United States Treasury Notes 2.750% due 07/31/10	1,650	1,663
3.625% due 12/31/12	1,500	1,541
2.750% due 02/28/13	2,000	1,979
4.250% due 11/15/17	150	156
5.250% due 11/15/28	900	992
5.000% due 05/15/37	450	492
		6,823
Total Long-Term Investments (cost $54,366)		53,027

Bond Market Fund
13

SSgA
Bond Market Fund

Schedule of Investments, continued — August 31, 2008

Amounts in thousands (except share amounts)

	Notional Amount		Market Value $
Options Purchased - 0.2%
(Number of Contracts)
United States Treasury Notes 2 Year Futures Sep 2008 105.50 Call (70)	USD	140	102
Sep 2008 105.50 Put (70)	USD	140	13
Total Options Purchased (cost $130)			115
	Principal Amount ($) or Shares
Short-Term Investments - 3.2%
Fannie Mae 6.000% due 01/01/2009		56	56
SSgA Prime Money Market Fund		1,162,707	1,163
United States Treasury Bills (ç)(ÿ)(§) 1.501% due 09/18/08		447	447
Total Short-Term Investments (cost $1,666)			1,666
Total Investments - 104.5% (identified cost $56,162)			54,808
Other Assets and Liabilities, Net - (4.5%)			(2,340)
Net Assets - 100.0%			52,468

See accompanying notes which are an integral part of the financial statements.

Bond Market Fund
14

SSgA
Bond Market Fund

Schedule of Investments, continued — August 31, 2008

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciaion (Depreciation) $
Long Positions
Eurodollar Futures (CME)	40	USD	9,643	12/09	(60)
United States Treasury 5 Year Notes	1	USD	112	12/08	—
United States Treasury 10 Year Notes	37	USD	4,274	12/08	9
Short Positions
Eurodollar Futures (CME)	40	USD	9,570	12/10	8
United States Treasury 2 Year Notes	80	USD	16,983	12/08	(7)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					(50)

Presentation of Portfolio Holdings — August 31, 2008

Categories	% of Net Assets
Asset-Backed Securities	2.0
Corporate Bonds and Notes	19.4
International Debt	2.8
Mortgage-Backed Securities	53.6
United States Government Agencies	10.3
United States Government Treasuries	13.0
Options Purchased	0.2
Short-Term Investments	3.2
Total Investments	104.5
Other Assets and Liabilities, Net	(4.5)
100.0
Futures Contracts	(0.1)

See accompanying notes which are an integral part of the financial statements.

Bond Market Fund
15

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SSgA

Intermediate Fund

Portfolio Management Discussion and Analysis — August 31, 2008 (Unaudited)

Objective:  The Fund seeks a high level of current income while preserving principal by investing primarily in a diversified portfolio of debt securities with a dollar-weighted average maturity between three and ten years.

Invests in:  Investment grade debt instruments including US Government Treasuries and agencies, corporate bonds, asset-backed securities, mortgage-backed securities and commercial mortgage-backed securities.

Strategy:  Fund Managers seek to match or exceed the return of the Lehman Brothers Intermediate Government/Credit Index. The Fund seeks to match the Index's duration while adding value through issue and sector selection.

Intermediate Fund

Period Ended 8/31/08	Total Return
1 Year	-2.94%
5 Years	0.70	%+
10 Years	3.33	%+

Lehman Brothers Intermediate Government/Credit Index#

Period Ended 8/31/08	Total Return
1 Year	6.05%
5 Years	4.20	%+
10 Years	5.44	%+

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssgafunds.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The gross expense ratio for the Intermediate Fund as stated in the Fees and Expenses table of the prospectus dated December 18, 2007 is 0.87%.

See related Notes on page 19.

Intermediate Fund
17

SSgA

Intermediate Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2008 (Unaudited)

How did the Fund's performance over the past 12 months compare to its benchmark?

For the twelve months ended August 31, 2008, the SSgA Intermediate Fund (the "Fund") returned -2.94% (assuming reinvestment of dividends and distributions) versus the 6.05% return of the Lehman Brothers® Intermediate Government/Credit Bond Index (the "Index"). The Fund's performance includes operating expenses, whereas the Index is unmanaged and Index returns do not include expenses of any kind. Indexes cannot be invested in directly and the Index returns reflect all items of income, gain and loss, and the reinvestment of dividends and other income for the securities included in the Index.

Please explain what contributed most and least to the Fund's performance during the previous 12 months.

The main driver of the Fund's performance for the period was exposure to the home equity asset-backed sector, where we have reduced exposure during the Fund's fiscal year. Liquidity was scarce for most of this time, increasing the transaction cost of these reductions considerably and negatively affecting their value. The Fund's overweight to agency hybrids positively affected performance. We also added incremental relative returns through interest rate strategies and Treasury Inflation Protected Securities. However, these relative advantages were more than offset by the negative relative returns of asset backed exposures.

How did the market conditions and the investment strategies and techniques employed during the previous 12 months impact the Fund's performance?

During the second half of 2007, as the deep and broad impact of the subprime residential mortgage distress on the economy and the investment markets became apparent, markets for bonds, structured credit products, private equity, bank loans and high yield debt were all negatively impacted as were the value of these investments. This was exacerbated by deleveraging investors who strained the level of liquidity available to the market. There was a brief respite in the early fall as the U.S. Federal Treasury Bank Board of Directors (the "Fed") joined with other central banks in supplying short-term relief in the form of enhanced credit availability and lowered short-term interest rates. In the fourth quarter, the economy's near-term prospects took a distinct turn for the worse. Inventories of new and existing homes for sale rose to their highest levels since the housing market correction of the early 1990s, pushing new home construction to its lowest level in 14 years. Oil prices continued to move higher, eventually flirting with the $100 a barrel mark in late November. Market conditions worsened as the credit events in the sub-prime mortgage market broadened into a liquidity event in asset-backed commercial paper (ABCP), and impacted capital markets broadly. Despite a healthy spread-sector rally in September, investors were risk averse in October and November. Credit concerns heightened with regard to Structured Investment Vehicles (SIVs) and their potential impact on money market funds. Also contributing to concerns were continued rating agency CDO downgrades, large financial institution write-offs as a result of sub prime exposure, strained liquidity resulting from delevering of investment portfolios, and fiscal year-ends for many Wall Street dealers. As a result, a flight to quality drove Treasury yields down and steepened the yield curve as investors opted for shorter, less risky positions. Additional price adjustments came in reaction to higher levels of volatility in the equity markets.

In the first quarter of 2008 the Index returned +3.00%, with declining Treasury rates as a big contributor to that outcome. With market illiquidity increasing, growing concern about a recessionary environment began to proliferate. Reasons for this view included continued and worsening housing woes causing additional massive financial services write-downs. This activity culminated at the end of the first quarter in the forced buyout of Bear Stearns by JP Morgan Chase, orchestrated by the Fed. Treasury rates decreased in the first quarter, particularly in the short end, on the heels of an aggressively easing Federal Reserve. In fact, the Fed aggressively lowered the Fed Funds rate by 200 basis points in the quarter. Two of the moves were 75 basis points each, the first one in January being the largest in over twenty years. All of the larger spread sectors of the broad fixed income market posted negative excess returns versus U.S. Treasuries for the quarter.

After positive returns in April and May, during June the fixed income markets (as well as the broader fixed income markets) were once again buffeted by familiar headwinds. Rising oil and food prices and the resultant inflation fears, the probability of continued write-offs on the part of investment banks and the downgrades of bond insurers MBIA and Ambac were all catalysts for market sentiment turning negative. Rumors of auto manufacturers having

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Portfolio Management Discussion and Analysis, continued — August 31, 2008 (Unaudited)

more problems also didn't help, as Ford bonds' average return declined for the first half of the year. Most U.S. spread sectors posted negative returns relative to Treasuries for July and August. Much of this had to do with reports of FNMA and FHLMC having solvency issues and the wider ramifications of whether or not the US government was going to offer assistance in the form of a bailout. In the midst of this, the credit sector posted negative excess returns, largely the result of disappointing earnings reports. The negative credit trends continued into August due to increasing expectations that the second quarter's Government stimulus-induced bounce in economic activity would wane as we move further into the second half of the year. In addition to uncertainty over the domestic economy, increasing global economic weakness and a rebound in the dollar now represented additional threats to the export sector. Bank capital also remained strained, suggesting the economy could be faced with below trend growth for some time to come.

We believe mounting evidence of the credit crisis spreading beyond financial and housing markets will keep corporate credit spreads under pressure. Default rates are on the rise, albeit from low levels, as companies face decreasing consumer demand and higher raw material and funding costs.

Notes: The following notes relate to the Growth of $10,000 graph and table on page 17.

  *  Assumes initial investment on September 1, 1998.

  #  The Lehman Brothers Intermediate Government/Credit Index is comprised of all bonds covered by the Lehman Brothers Government/Credit Index with maturities between one and 9.99 years.

  +  Annualized.

Bond funds contain interest rate risk (as interest rates rise bond prices fall); the risk of issues default; and inflation risk. Performance data reflects an expense limitation currently in effect, without which returns would have been lower.

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Shareholder Expense Example — August 31, 2008 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from March 1, 2008 to August 31, 2008.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2008	$1,000.00	$1,000.00
Ending Account Value August 31, 2008	$970.10	$1,022.12
Expenses Paid During Period *	$2.97	$3.05

* Expenses are equal to the Fund's expense ratio of 0.60% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

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Schedule of Investments — August 31, 2008

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Long-Term Investments - 93.6%
Asset-Backed Securities - 1.3%
Countrywide Asset-Backed Certificates (Ê) Series 2002-BC2 Class A 3.012% due 04/25/32	300	263
Series 2003-BC3 Class A2 3.092% due 09/25/33	157	121
Structured Asset Securities Corp. Series 2005-4XS Class 3A4 4.790% due 03/25/35	181	136
		520
Corporate Bonds and Notes - 31.3%
Abbott Laboratories 5.600% due 05/15/11	25	26
Alcoa, Inc. 7.375% due 08/01/10	55	58
Allstate Corp. (The) 6.125% due 02/15/12	72	76
American Express Co. 5.250% due 09/12/11	75	73
4.875% due 07/15/13	30	28
Anadarko Petroleum Corp. 5.950% due 09/15/16	50	49
Anheuser-Busch Cos., Inc. 6.000% due 04/15/11	95	96
Apache Corp. 6.250% due 04/15/12	20	21
AT&T, Inc. 4.125% due 09/15/09	100	101
AvalonBay Communities, Inc. 6.125% due 11/01/12	50	50
Bank of America Corp. 7.400% due 01/15/11	100	105
Bank of America NA 5.300% due 03/15/17	250	227
Bank of New York Mellon Corp. (The) 6.375% due 04/01/12	30	31
Bank One Corp. 5.900% due 11/15/11	35	36
BB&T Corp. 6.500% due 08/01/11	15	15
Bear Stearns Cos., Inc. (The) 5.300% due 10/30/15	50	47
BellSouth Corp. 6.000% due 10/15/11	50	52
5.200% due 12/15/16	125	122
Berkshire Hathaway Finance Corp. 4.500% due 01/15/13	200	201
4.850% due 01/15/15	150	150

	Principal Amount ($) or Shares	Market Value $
Boeing Capital Corp. 6.500% due 02/15/12	75	80
Boston Properties, LP 6.250% due 01/15/13	30	30
Bottling Group LLC 5.500% due 04/01/16	100	102
Burlington Northern Santa Fe Corp. 5.650% due 05/01/17	50	49
Campbell Soup Co. 6.750% due 02/15/11	35	37
Capital One Bank USA NA 5.750% due 09/15/10	50	50
Capital One Financial Corp. 5.700% due 09/15/11	60	56
Carolina Power & Light Co. 5.250% due 12/15/15	70	70
Caterpillar Financial Services Corp. 4.625% due 06/01/15	75	72
5.450% due 04/15/18	100	99
CenterPoint Energy Resources Corp. 6.150% due 05/01/16	50	49
CenturyTel, Inc. Series L 7.875% due 08/15/12	25	26
Cisco Systems, Inc. 5.500% due 02/22/16	100	102
Citigroup, Inc. 4.625% due 08/03/10	75	75
5.500% due 02/15/17	125	109
Cleveland Electric Illuminating Co. (The) 5.650% due 12/15/13	100	99
Coca-Cola Co. (The) 5.750% due 03/15/11	35	37
Coca-Cola Enterprises, Inc. 8.500% due 02/01/12	36	40
Colgate-Palmolive Co. 4.200% due 05/15/13	60	60
Comcast Corp. 5.850% due 01/15/10	50	51
6.500% due 01/15/15	50	51
4.950% due 06/15/16	25	23
ConAgra Foods, Inc. 5.819% due 06/15/17	61	60
ConocoPhillips 4.750% due 10/15/12	50	51
Constellation Energy Group, Inc. 6.125% due 09/01/09	80	81
Consumers Energy Co. 5.150% due 02/15/17	50	48
Cooper Industries, Inc. 5.500% due 11/01/09	20	20

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Schedule of Investments, continued — August 31, 2008

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Countrywide Home Loans, Inc. Series MTNL 4.000% due 03/22/11	75	67
COX Communications, Inc. 7.750% due 11/01/10	100	106
5.500% due 10/01/15	25	24
Credit Suisse USA, Inc. 5.375% due 03/02/16	75	73
CSX Corp. 6.750% due 03/15/11	25	26
CVS Caremark Corp. 5.750% due 06/01/17	50	49
Cytec Industries, Inc. 5.500% due 10/01/10	25	25
Daimler Finance NA LLC 4.875% due 06/15/10	50	50
DCP Midstream LLC 6.875% due 02/01/11	40	41
Developers Diversified Realty Corp. 5.375% due 10/15/12	25	23
Devon Financing Corp. ULC 6.875% due 09/30/11	50	53
Dominion Resources, Inc. Series 06-B 6.300% due 09/30/66	50	45
Dover Corp. 4.780% due 10/15/15	25	25
Duke Energy Carolinas LLC 5.625% due 11/30/12	75	78
EI Du Pont de Nemours & Co. 4.125% due 04/30/10	75	76
Electronic Data Systems Corp. 7.125% due 10/15/09	60	62
Eli Lilly & Co. 6.000% due 03/15/12	100	107
Energy East Corp. 6.750% due 06/15/12	55	58
Enterprise Products Operating, LP Series B 5.600% due 10/15/14	25	25
ERP Operating, LP 6.625% due 03/15/12	40	41
Estee Lauder Cos., Inc. (The) 6.000% due 01/15/12	10	10
Exelon Corp. 6.750% due 05/01/11	50	51
Exelon Generation Co. LLC 6.950% due 06/15/11	5	5
Federal Express Corp. 9.650% due 06/15/12	50	57
Florida Power & Light Co. 4.850% due 02/01/13	50	51

	Principal Amount ($) or Shares	Market Value $
Genentech, Inc. 4.750% due 07/15/15	50	48
General Dynamics Corp. 4.250% due 05/15/13	40	40
General Electric Capital Corp. Series MTNA 4.125% due 09/01/09	250	252
5.875% due 02/15/12	250	258
6.000% due 06/15/12	300	311
5.400% due 02/15/17	250	243
General Mills, Inc. 6.000% due 02/15/12	25	26
Genworth Financial, Inc. 4.950% due 10/01/15	50	43
GlaxoSmithKline Capital, Inc. 4.375% due 04/15/14	65	64
Golden West Financial Corp. 4.750% due 10/01/12	40	36
Goldman Sachs Group, Inc. (The) 5.700% due 09/01/12	150	151
5.750% due 10/01/16	75	71
5.625% due 01/15/17	50	45
Goodrich Corp. 7.625% due 12/15/12	30	33
Health Care REIT, Inc. 6.200% due 06/01/16	25	23
Hershey Co. (The) 4.850% due 08/15/15	50	50
Hess Corp. 6.650% due 08/15/11	25	26
HJ Heinz Finance Co. 6.000% due 03/15/12	25	26
Home Depot, Inc. 3.750% due 09/15/09	50	50
Honeywell International, Inc. 7.500% due 03/01/10	50	53
HSBC Finance Corp. 5.500% due 01/19/16	100	97
International Business Machines Corp. 4.750% due 11/29/12	50	51
iStar Financial, Inc. 6.000% due 12/15/10	50	40
Series B 5.950% due 10/15/13	50	35
Johnson & Johnson 5.150% due 07/15/18	100	103
JPMorgan Chase & Co. 3.800% due 10/02/09	200	199
4.750% due 05/01/13	125	120
5.150% due 10/01/15	100	94
Keycorp 6.500% due 05/14/13	100	83

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Schedule of Investments, continued — August 31, 2008

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Kimberly-Clark Corp. 5.625% due 02/15/12	5	5
Kimco Realty Corp. 5.783% due 03/15/16	25	22
Kohl's Corp. 6.300% due 03/01/11	10	10
Kraft Foods, Inc. 4.125% due 11/12/09	75	75
Kroger Co. (The) 5.500% due 02/01/13	75	75
Landesbank Baden-Wuerttemberg 5.050% due 12/30/15	200	198
Lehman Brothers Holdings, Inc. 3.018% due 01/12/12 (Ê)	75	64
5.750% due 05/17/13	75	69
5.750% due 01/03/17	75	64
M&I Marshall & Ilsley Bank 5.250% due 09/04/12	45	40
Masco Corp. 5.875% due 07/15/12	25	23
Mattel, Inc. 5.625% due 03/15/13	100	99
McDonald's Corp. 5.350% due 03/01/18	75	74
Mellon Funding Corp. 6.375% due 02/15/10	50	52
Merck & Co., Inc. 4.375% due 02/15/13	75	76
Merrill Lynch & Co., Inc. Series MTNC 4.250% due 02/08/10	100	98
6.875% due 04/25/18	100	92
MetLife, Inc. 5.375% due 12/15/12	75	74
Series A 6.817% due 08/15/18	100	100
Monsanto Co. 7.375% due 08/15/12	10	11
Morgan Stanley 6.750% due 04/15/11	125	127
5.300% due 03/01/13	150	142
Series GMTN 3.091% due 01/09/14	100	87
5.450% due 01/09/17	125	109
National Fuel Gas Co. 5.250% due 03/01/13	20	20
Nationwide Financial Services 5.900% due 07/01/12	41	41
New Cingular Wireless Services, Inc. 8.125% due 05/01/12	75	82

	Principal Amount ($) or Shares	Market Value $
News America Holdings, Inc. 9.250% due 02/01/13	60	69
8.000% due 10/17/16	75	83
Nisource Finance Corp. 7.875% due 11/15/10	36	37
Ohio Power Co. Series F 5.500% due 02/15/13	25	25
Oncor Electric Delivery Co. 6.375% due 05/01/12	25	25
Oracle Corp. 5.250% due 01/15/16	75	75
Pitney Bowes, Inc. 4.625% due 10/01/12	45	45
PNC Funding Corp. 7.500% due 11/01/09	50	51
PPL Energy Supply LLC 5.400% due 08/15/14	50	47
Praxair, Inc. 6.375% due 04/01/12	50	53
Principal Life Income Funding Trusts 5.125% due 03/01/11	25	25
Procter & Gamble Co. 4.950% due 08/15/14	50	52
PSEG Power LLC 5.500% due 12/01/15	50	48
Public Service Co. of Colorado Series 10 7.875% due 10/01/12	90	100
Public Service Electric & Gas Co. 5.000% due 08/15/14	50	50
Qwest Corp. 7.875% due 09/01/11	50	50
Reed Elsevier Capital, Inc. 6.750% due 08/01/11	60	63
Sempra Energy 7.950% due 03/01/10	55	58
Simon Property Group, LP 6.100% due 05/01/16	125	122
Southern California Edison Co 5.000% due 01/15/14	30	30
Spectra Energy Capital LLC 5.668% due 08/15/14	100	98
SunTrust Bank Series BKNT 6.375% due 04/01/11	50	50
Textron Financial Corp. (l) 6.000% due 02/15/67	75	55
Time Warner Cable, Inc. Series WI 5.400% due 07/02/12	50	50

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Schedule of Investments, continued — August 31, 2008

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Time Warner, Inc. 6.875% due 05/01/12	25	26
5.875% due 11/15/16	75	71
Union Pacific Corp. 5.650% due 05/01/17	50	48
United Technologies Corp. 6.100% due 05/15/12	90	95
US Bank NA Series BKNT 6.375% due 08/01/11	100	105
Valero Energy Corp. 6.125% due 06/15/17	50	47
Verizon Communications, Inc. 4.900% due 09/15/15	100	95
Viacom, Inc. 6.250% due 04/30/16	50	48
Virginia Electric and Power Co. Series A 4.750% due 03/01/13	50	50
Wal-Mart Stores, Inc. 5.375% due 04/05/17	125	129
Walt Disney Co. (The) Series MTNC 6.000% due 07/17/17	100	106
Washington Mutual Bank 5.125% due 01/15/15	100	62
WellPoint, Inc. 6.375% due 01/15/12	30	31
6.800% due 08/01/12	50	52
Wells Fargo Bank NA Series BKNT 6.450% due 02/01/11	310	325
Western Union Co. (The) Series WI 5.930% due 10/01/16	90	88
Wisconsin Energy Corp. 6.500% due 04/01/11	59	62
Wyeth 6.950% due 03/15/11	75	80
Xerox Corp. 6.400% due 03/15/16	70	69
Yum! Brands, Inc. 6.250% due 04/15/16	50	49
Zions Bancorporation 5.500% due 11/16/15	50	33
		12,051
International Debt - 5.5%
Alcan, Inc. 4.875% due 09/15/12	10	10
4.500% due 05/15/13	50	48

	Principal Amount ($) or Shares	Market Value $
BHP Billiton Finance USA, Ltd. 8.500% due 12/01/12	26	29
British Telecommunications PLC 8.625% due 12/15/10	75	81
5.950% due 01/15/18	100	95
Canadian National Railway Co. 4.400% due 03/15/13	50	49
Canadian Natural Resources, Ltd. 5.450% due 10/01/12	55	55
Deutsche Telekom International Finance BV 5.250% due 07/22/13	75	73
EnCana Corp. 6.300% due 11/01/11	50	52
Falconbridge, Ltd. 7.350% due 06/05/12	16	17
France Telecom SA 7.750% due 03/01/11	75	80
Hanson Australia Funding, Ltd. 5.250% due 03/15/13	100	96
Hydro Quebec Series IF 8.000% due 02/01/13	85	99
Kaupthing Bank Hf (l) 5.750% due 10/04/11	125	102
Koninklijke (Royal) KPN NV 8.000% due 10/01/10	25	27
Korea National Housing Corp. (Ê)(l) 3.062% due 11/22/11	90	90
Kowloon Canton Railway Corp. 8.000% due 03/15/10	90	96
Lloyds TSB Group PLC (ƒ)(l) 6.267% due 12/31/49	105	83
Mexico Government International Bond Series MTNA 5.875% due 01/15/14	100	103
Petrobras International Finance Co. 6.125% due 10/06/16	25	25
Rogers Cable, Inc. 6.250% due 06/15/13	75	76
Royal Bank of Scotland Group PLC 5.050% due 01/08/15	100	96
South Africa Government International Bond 7.375% due 04/25/12	50	53
Telecom Italia Capital SA 4.000% due 01/15/10	25	25
4.950% due 09/30/14	75	68
Telefonica Emisiones SAU 6.421% due 06/20/16	65	65
Telefonos de Mexico SAB de CV (l) 4.750% due 01/27/10	75	75

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Schedule of Investments, continued — August 31, 2008

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
TransCanada Pipelines, Ltd. 4.000% due 06/15/13	50	47
Tyco International Group SA 6.000% due 11/15/13	25	25
Vale Overseas, Ltd. 6.250% due 01/23/17	75	75
Vodafone Group PLC 7.750% due 02/15/10	75	78
5.625% due 02/27/17	100	97
XL Capital Finance Europe PLC 6.500% due 01/15/12	26	25
		2,115
Mortgage-Backed Securities - 11.3%
Banc of America Mortgage Securities, Inc. (Ê) Series 2005-I Class 2A2 4.868% due 10/25/35	754	566
Commercial Mortgage Acceptance Corp. Series 1999-C1 Class A2 7.030% due 06/15/31	392	396
Fannie Mae (Ê) 4.973% due 2036	702	707
5.502% due 2036	697	709
Freddie Mac (Ê) 5.161% due 2035	6	6
5.536% due 2036	8	8
5.657% due 2037	837	851
GE Capital Commercial Mortgage Corp. Series 2002-1A Class A2 5.994% due 12/10/35	460	464
TBW Mortgage Backed Pass Through Certificates Series 2007-2 Class A1A 5.965% due 07/25/37	651	629
		4,336
United States Government Agencies - 19.7%
Fannie Mae 3.625% due 02/12/13	1,500	1,483
Federal Home Loan Bank 2.750% due 06/18/10	1,500	1,491
3.375% due 08/13/10	1,000	1,005
4.250% due 11/02/10	500	510
4.000% due 09/06/13	750	750
Freddie Mac 4.375% due 03/01/10	300	305
4.125% due 07/12/10	700	712
5.000% due 07/15/14	500	521
5.125% due 11/17/17	775	805
		7,582

	Principal Amount ($) or Shares		Market Value $
United States Government Treasuries - 24.5%
United States Treasury Notes 2.750% due 07/31/10		825	832
3.875% due 10/31/12		750	778
2.875% due 01/31/13		1,550	1,545
3.125% due 04/30/13		1,000	1,004
3.500% due 05/31/13		500	510
3.375% due 06/30/13		500	507
3.375% due 07/31/13		1,700	1,723
4.250% due 11/15/17		1,250	1,299
3.500% due 02/15/18		425	416
3.875% due 05/15/18		500	503
4.000% due 08/15/18		325	330
			9,447
Total Long-Term Investments (cost $36,638)			36,051
	Notional Amount
Options Purchased - 0.1%
(Number of Contracts)
United States Treasury Notes 2 Year Futures Sep 2008 105.50 Call (20)	USD	40	29
Sep 2008 105.50 Put (20)	USD	40	4
Total Options Purchased (cost $37)			33
	Principal Amount ($) or Shares
Short-Term Investments - 6.0%
SSgA Prime Money Market Fund		2,148,516	2,149
United States Treasury Bills (ç)(ÿ)(§) 1.502% due 09/18/08		152	152
Total Short-Term Investments (cost $2,301)			2,301
Total Investments - 99.7% (identified cost $38,976)			38,385
Other Assets and Liabilities, Net - 0.3%			112
Net Assets - 100.0%			38,497

See accompanying notes which are an integral part of the financial statements.

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Intermediate Fund

Schedule of Investments, continued — August 31, 2008

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $
Long Positions
Eurodollar Futures (CME)	22	USD	5,304	12/09	(33)
United States Treasury 10 Year Notes	11	USD	1,271	12/08	(1)
Short Positions
Eurodollar Futures	22	USD	5,263	12/10	5
United States Treasury 2 Year Notes	5	USD	1,061	12/08	—
United States Treasury 5 Year Notes	11	USD	1,231	12/08	—
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					(29)

Presentation of Portfolio Holdings — August 31, 2008

Categories	% of Net Assets
Asset-Backed Securities	1.3
Corporate Bonds and Notes	31.3
International Debt	5.5
Mortgage-Backed Securities	11.3
United States Government Agencies	19.7
United States Government Treasuries	24.5
Options Purchased	0.1
Short-Term Investments	6.0
Total Investments	99.7
Other Assets and Liabilities, Net	0.3
100.0
Futures Contracts	(0.1)

See accompanying notes which are an integral part of the financial statements.

Intermediate Fund
26

SSgA

High Yield Bond Fund

Portfolio Management Discussion and Analysis — August 31, 2008 (Unaudited)

Objective:  The Fund seeks to maximize total return, by investing primarily in fixed income securities, including, but not limited to, those represented by the Lehman Brothers U.S. Corporate High Yield Index.

Invests in:  Primarily domestic, non-investment grade debt securities.

Strategy:  Fund Managers make investment decisions that enable the Fund's performance to seek excess returns over Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index.

High Yield Bond Fund

Period Ended 8/31/08	Total Return
1 Year	-0.87%
5 Years	5.51	%+
10 Years	5.40	%+

Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index#

Period Ended 8/31/08	Total Return
1 Year	-0.66%
5 Years	6.63	%+
10 Years	5.44	%+

Lehman Brothers High Yield Ba/B 3% Issuer Capped Index‡

Period Ended 8/31/08	Total Return
1 Year	0.79%
5 Years	6.44	%+
10 Years	5.39	%+

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssgafunds.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The gross expense ratio for the High Yield Bond Fund as stated in the Fees and Expenses table of the prospectus dated December 18, 2007 is 0.99%.

See related Notes on page 29.

High Yield Bond Fund
27

SSgA

High Yield Bond Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2008 (Unaudited)

How did the Fund's performance over the past 12 months compare to its benchmark?

For the twelve months ended August 31, 2008, the SSgA High Yield Bond Fund (the "Fund") returned -0.87% (assuming reinvestment of dividends and distributions) versus the -0.66% return of the Lehman Brothers® U.S. Corporate High Yield 2% Issuer Cap Index (the "Index"). The Fund's performance includes operating expenses, whereas the Index is unmanaged and Index returns do not include expenses of any kind. Indexes cannot be invested in directly and the Index returns reflect all items of income, gain and loss, and the reinvestment of dividends and other income for the securities included in the Index.

Please explain what contributed most and least to the Fund's performance during the previous 12 months.

Within the Fund, we have benefited overall from risk reduction actions which began in mid-2007. Since then, and increasingly through 2008, we have been focused on reducing risk in the portfolio relative to the benchmark, both at the sector as well as the security level. We are emphasizing more defensive, less volatile names and sectors such as aerospace/defense and Food/Beverage. Consistent with this approach we have underweighted more cyclical names such as retailers, home builders and financials through much of the period. We have also been cautious in deploying cash flow, awaiting chances to reenter the market at opportune pricing points. This strategy created some transitional cash drag impact to our performance results. More recently, we are redeploying cash into stronger deal structures than were previously available, generally in the higher quality ranges as well as higher within the capital structure. In this process we have begun to participate more in senior secured bank loans as well, all related to repositioning the portfolio against the coming cyclical rise in defaults as economic challenges continue.

How did the market conditions and the investment strategies and techniques employed during the previous 12 months impact the Fund's performance?

During the second half of 2007, as the deep and broad impact of the subprime residential mortgage distress on the economy and the investment markets became apparent, markets for bonds, structured mortgage and credit products, private equity, bank loans and high yield debt were all negatively impacted as were the values of these investments. This was exacerbated by deleveraging investors who strained the level of liquidity available to the market. After reaching all-time narrow incremental yield spreads over Treasuries in May of 2007, high yield spreads began a long, significant upward march toward and beyond long-term means for the sector. The market's decreased acceptance of new issues in the second half of 2007 resulted in a significant overhang of private equity- and merger and acquisition-related issuance. Additional price adjustments came in reaction to reduced confidence in the economy and higher levels of volatility in the equity markets. There was a brief respite in the early fall as the Federal Reserve Bank and its Open Market Committee (the "Fed") joined with other central banks in supplying short-term relief in the form of enhanced credit availability and lowered short-term interest rates. However, as financial sector write downs multiplied in the fourth quarter, high yield saw further declines before 2007 came to an end. The broad high yield market, represented by the Lehman U.S. Corporate High Yield Index, returned +1.87% for all of 2007, the lowest return since 2002, lagging similar duration Treasuries by over 750 basis points.

In the first quarter of 2008 the broad U.S. High Yield Market as represented by the Lehman U.S. Corporate High Yield Index had its worst quarterly return since June 2002. With market illiquidity increasing, growing concern about a recessionary environment began to proliferate. Reasons for this view included continued and worsening housing woes causing additional massive financial services write-downs. This activity culminated at the end of the 1st quarter in the forced buyout of Bear Stearns by JP Morgan Chase, orchestrated by the Fed. Treasury rates decreased in the first quarter, particularly in the short end, on the heels of an aggressively easing Fed. In fact, the Fed aggressively lowered the Fed Funds rate by 200 basis points in the quarter. Two of the moves were 75 basis points each, the first one in January being the largest in over twenty years. The high yield bond market continued to see wider yield spreads to Treasuries through much of the quarter, continuing the trend begun in mid-2007. The high yield market's option adjusted yield ended the quarter at an average of 781 basis points above U.S. Treasuries, its widest level since February, 2003.

After positive returns in April and May, during June the high yield markets (as well as the broader fixed income

High Yield Bond Fund
28

SSgA

High Yield Bond Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2008 (Unaudited)

markets) were once again buffeted by familiar headwinds. Rising oil and food prices and the resultant inflation fears, the probability of continued write-offs on the part of investment banks and the downgrades of bond insurers MBIA and Ambac were all catalysts for market sentiment turning negative. Rumors of auto manufacturers having more problems also didn't help, as Ford's Bonds' average return declined for the first half of the year. Most U.S. spread sectors posted negative returns relative to Treasuries for July and August. Much of this had to do with reports of FNMA and FHLMC having solvency issues and the wider ramifications of whether or not the U.S. government was going to offer assistance in the form of a bailout. In the midst of this, the credit sector posted negative excess returns, largely the result of disappointing earnings reports. The negative credit trends continued into August due to increasing expectations that the second quarter's Government stimulus-induced bounce in economic activity would wane as we move further into the second half of the year. In addition to uncertainty over the domestic economy, increasing global economic weakness and a rebound in the dollar represented additional threats to the export sector. Bank capital also remained strained, suggesting the economy could be faced with below trend growth for some time to come.

We believe mounting evidence of the credit crisis spreading into the real economy, beyond financial and housing markets will keep corporate spreads under pressure. Default rates are on the rise, albeit from low levels, as companies face decreasing consumer demand and higher raw material and funding costs.

  Notes: The following notes relate to the Growth of $10,000 graph and tables on page 27.

  *  Assumes initial investment on September 1, 1998.

  #  The Lehman Brothers US High Yield 2% Issuer Cap Index includes all fixed income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least 1 year to maturity. The index has a maximum exposure of 2% per issuer.

  ‡  The Lehman Brothers High Yield Ba/B 3% Capped Index includes all fixed income securities having a maximum quality rating of Ba1, a minimum quality of B3, a minimum amount outstanding of $150 million, and at least 1 year to maturity. The Index has a maximum exposure of 3% per issuer. The Index is unmanaged and can not be invested in directly.

  +  Annualized.

Bond funds contain interest rate risk (as interest rates rise bond prices fall); the risk of issues default; and inflation risk.

High Yield Bond Fund
29

SSgA

High Yield Bond Fund

Shareholder Expense Example — August 31, 2008 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated which for this Fund is from March 1, 2008 to August 31, 2008.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2008	$1,000.00	$1,000.00
Ending Account Value August 31, 2008	$1,011.20	$1,021.37
Expenses Paid During Period *	$3.79	$3.81

* Expenses are equal to the Fund's expense ratio of 0.75% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

High Yield Bond Fund
30

SSgA
High Yield Bond Fund

Schedule of Investments — August 31, 2008

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Long-Term Investments - 90.2%
Corporate Bonds and Notes - 73.9%
Actuant Corp. 6.875% due 06/15/17	175	172
AES Corp. (The) (l) 8.000% due 06/01/20	330	316
Airgas, Inc. (l) 7.125% due 10/01/18	160	162
Albertsons, Inc. 7.500% due 02/15/11	100	102
7.450% due 08/01/29	230	219
Allied Waste North America, Inc. 7.250% due 03/15/15	250	253
Allison Transmission (l) 11.250% due 11/01/15	350	311
AMC Entertainment, Inc. 11.000% due 02/01/16	250	254
American Railcar Industries, Inc. 7.500% due 03/01/14	175	162
AmeriGas Partners, LP/AmeriGas Eagle Finance Corp. 7.125% due 05/20/16	400	372
Aramark Corp. 8.500% due 02/01/15	475	479
Arch Western Finance LLC 6.750% due 07/01/13	525	524
Arco Chemical Co. 10.250% due 11/01/10	450	450
Atlas Energy Resources LLC (l) 10.750% due 02/01/18	325	327
Baldor Electric Co. 8.625% due 02/15/17	250	253
Bausch & Lomb, Inc. (l) 9.875% due 11/01/15	475	488
BE Aerospace, Inc. 8.500% due 07/01/18	700	730
Biomet, Inc. Series WI 11.625% due 10/15/17	550	578
Cablevision Systems Corp. Series B 8.000% due 04/15/12	200	198
Caesars Entertainment, Inc. 7.875% due 03/15/10	175	149
8.125% due 05/15/11	175	123
CCH I Holdings LLC/CCH I Holdings Capital Corp. 11.000% due 10/01/15	600	459
CCH II Holdings LLC / CCH II Holdings Capital Corp. 10.250% due 09/15/10	425	408

	Principal Amount ($) or Shares	Market Value $
Cengage Learning Acquisitions, Inc. (l) 10.500% due 01/15/15	275	235
Cenveo Corp. (l) 10.500% due 08/15/16	500	489
Charter Communications Operating LLC/Charter Communications Operating Capital (l) 8.000% due 04/30/12	60	58
Chesapeake Energy Corp. 6.500% due 08/15/17	550	511
Chiquita Brands International, Inc. 7.500% due 11/01/14	350	284
CHS/Community Health Systems, Inc. 8.875% due 07/15/15	350	353
CII Carbon LLC (l) 11.125% due 11/15/15	175	172
Clear Channel Communications, Inc. 5.500% due 09/15/14	150	73
Constellation Brands, Inc. 8.375% due 12/15/14	175	181
7.250% due 05/15/17	350	343
Cricket Communications, Inc. (l) 10.000% due 07/15/15	250	251
DaVita, Inc. 7.250% due 03/15/15	275	271
Delhaize America, Inc. 9.000% due 04/15/31	92	107
Deluxe Corp. 7.375% due 06/01/15	200	174
Denbury Resources, Inc. 7.500% due 12/15/15	240	234
DirecTV Holdings LLC/DirecTV Financing Co. 6.375% due 06/15/15	550	518
Dollar General Corp. 10.625% due 07/15/15	325	326
Domtar Corp. Series * 5.375% due 12/01/13	250	220
Dynegy Roseton/Danskammer Pass Through Trust Series B 7.670% due 11/08/16	250	245
Echostar DBS Corp. 6.375% due 10/01/11	160	156
Edison Mission Energy 7.000% due 05/15/17	175	168
El Paso Corp. 7.250% due 06/01/18	500	491
FireKeepers Development Authority (l) 13.875% due 05/01/15	200	185

High Yield Bond Fund
31

SSgA
High Yield Bond Fund

Schedule of Investments, continued — August 31, 2008

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
First Data Corp. (l) 9.875% due 09/24/15	350	302
Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp. (l) 10.250% due 06/15/15	175	83
Ford Motor Credit Co. LLC 7.000% due 10/01/13	850	616
8.000% due 12/15/16	210	151
Forest Oil Corp. 7.250% due 06/15/19	175	161
7.250% due 06/15/19 (l)	150	138
Fox Acquisition Sub LLC (l) 13.375% due 07/15/16	350	350
Freeport-McMoRan Copper & Gold, Inc. 8.375% due 04/01/17	500	530
Freescale Semiconductor, Inc. 8.875% due 12/15/14	200	162
10.125% due 12/15/16	125	96
GameStop Corp. & GameStop, Inc. 8.000% due 10/01/12	200	209
General Motors Corp. 7.125% due 07/15/13	475	256
Georgia-Pacific LLC 8.000% due 01/15/24	300	274
GMAC LLC 6.750% due 12/01/14	1,040	565
8.000% due 11/01/31	160	86
Goodyear Tire & Rubber Co. (The) 6.678% due 12/01/09 (Ê)	80	80
8.625% due 12/01/11	52	54
Graham Packaging Co., Inc. 9.875% due 10/15/14	400	351
Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co 9.750% due 04/01/17	275	269
HCA, Inc. 9.125% due 11/15/14	230	236
6.375% due 01/15/15	400	330
9.250% due 11/15/16	330	339
Health Net, Inc. 6.375% due 06/01/17	200	162
Host Hotels & Resorts, LP Series Q 6.750% due 06/01/16	320	275
Inergy, LP/Inergy Finance Corp. 8.250% due 03/01/16 (l)	150	141
8.250% due 03/01/16	175	165
Jarden Corp. 7.500% due 05/01/17	250	222
K Hovnanian Enterprises, Inc. (l) 11.500% due 05/01/13	300	306

	Principal Amount ($) or Shares	Market Value $
L-3 Communications Corp. 7.625% due 06/15/12	290	295
LBI Media, Inc. (l) 8.500% due 08/01/17	300	218
Lender Processing Services, Inc. (l) 8.125% due 07/01/16	500	508
MetroPCS Wireless, Inc. 9.250% due 11/01/14	250	248
MGM Mirage 6.750% due 09/01/12	225	194
Midwest Generation LLC Series B 8.560% due 01/02/16	238	246
Nalco Co. 8.875% due 11/15/13	150	156
Neiman-Marcus Group, Inc. 9.000% due 10/15/15	325	316
Newfield Exploration Co. 7.125% due 05/15/18	350	330
NewPage Corp. 12.000% due 05/01/13	500	467
Nortek, Inc. (l) 10.000% due 12/01/13	250	234
NRG Energy, Inc. 7.375% due 02/01/16	540	533
7.375% due 01/15/17	60	59
Owens Brockway Glass Container, Inc. 8.250% due 05/15/13	360	371
PetroHawk Energy Corp. (l) 7.875% due 06/01/15	325	303
Petroleum Development Corp. 12.000% due 02/15/18	175	183
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. 10.625% due 04/01/17	500	400
Plains Exploration & Production Co. 7.000% due 03/15/17	200	180
Pokagon Gaming Authority (l) 10.375% due 06/15/14	186	194
Quicksilver Resources, Inc. 7.750% due 08/01/15	250	242
Qwest Communications International, Inc. Series B 7.500% due 02/15/14	325	296
Range Resources Corp. 7.250% due 05/01/18	325	315
RBS Global, Inc./Rexnord LLC 11.750% due 08/01/16	200	194
RH Donnelley Corp. 8.875% due 10/15/17	14	7

High Yield Bond Fund
32

SSgA
High Yield Bond Fund

Schedule of Investments, continued — August 31, 2008

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
RH Donnelley, Inc. (l) 11.750% due 05/15/15	425	312
Rite Aid Corp. 10.375% due 07/15/16	160	152
Rockwood Specialties Group, Inc. 7.500% due 11/15/14	300	295
Ryerson, Inc. (l) 12.000% due 11/01/15	200	196
Sabine Pass LNG, LP 7.250% due 11/30/13	650	575
Sally Holdings LLC 10.500% due 11/15/16	250	251
SandRidge Energy, Inc. (l) 8.000% due 06/01/18	160	150
Service Corp. International Series WI 6.750% due 04/01/15	200	187
Shingle Springs Tribal Gaming Authority (l) 9.375% due 06/15/15	350	284
Southwestern Energy Co. (l) 7.500% due 02/01/18	350	358
Sprint Capital Corp. 6.900% due 05/01/19	1,075	997
Stater Brothers Holdings 7.750% due 04/15/15	200	193
Steel Dynamics, Inc. 6.750% due 04/01/15	200	187
7.750% due 04/15/16 (l)	300	293
Sungard Data Systems, Inc. 9.125% due 08/15/13	375	381
10.250% due 08/15/15	175	176
Superior Essex Communications LLC/Essex Group, Inc. 9.000% due 04/15/12	175	183
Tenet Healthcare Corp. 9.875% due 07/01/14	500	504
Tenneco, Inc. 8.625% due 11/15/14	210	179
Terex Corp. 8.000% due 11/15/17	150	148
Texas Competitive Electric Holdings Co. LLC (l) 10.250% due 11/01/15	1,000	997
Ticketmaster (l) 10.750% due 08/01/16	350	359

	Principal Amount ($) or Shares	Market Value $
Unisys Corp. 12.500% due 01/15/16	400	398
United Rentals North America, Inc. 7.750% due 11/15/13	150	119
Universal Hospital Services, Inc. 8.500% due 06/01/15	400	398
Visant Corp. 7.625% due 10/01/12	280	274
VWR Funding, Inc. Series B 10.250% due 07/15/15	500	455
Warner Chilcott Corp. 8.750% due 02/01/15	195	198
Waste Services, Inc. 9.500% due 04/15/14	325	328
West Corp. 11.000% due 10/15/16	300	235
Williams Cos., Inc. 8.750% due 03/15/32	200	225
Windstream Corp. 8.625% due 08/01/16	325	322
		37,241
International Debt - 9.6%
Abitibi-Consolidated Co. of Canada (l) 13.750% due 04/01/11	250	262
Ashtead Holdings PLC (l) 8.625% due 08/01/15	150	134
Avago Technologies Finance 10.125% due 12/01/13	240	258
11.875% due 12/01/15	375	407
Baytex Energy, Ltd. 9.625% due 07/15/10	230	231
Bombardier, Inc. (l) 6.750% due 05/01/12	550	547
Digicel Group, Ltd. (l) 8.875% due 01/15/15	375	352
Galaxy Entertainment Finance Co., Ltd. (l) 9.875% due 12/15/12	375	352
Intelsat Jackson Holdings, Ltd. 11.250% due 06/15/16	350	367
Intelsat Subsidiary Holding Co., Ltd. (l) 8.875% due 01/15/15	175	173
Nortel Networks, Ltd. 10.125% due 07/15/13	300	279

High Yield Bond Fund
33

SSgA
High Yield Bond Fund

Schedule of Investments, continued — August 31, 2008

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
NXP BV/NXP Funding LLC Series EXcH 9.500% due 10/15/15	150	102
Quebecor Media, Inc. 7.750% due 03/15/16	300	282
Rogers Wireless, Inc. 8.000% due 12/15/12	425	436
VIP Finance Ireland, Ltd. for OJSC Vimpel Communications (l) 9.125% due 04/30/18	300	284
Vitro SAB de CV 9.125% due 02/01/17	440	341
		4,807
Loan Agreements - 6.7%
Boise Cascade Corp., First Lien Term Loan (ß)(l) 7.5000% due 02/21/14	299	297
Boise Cascade Corp., Second Lien Term Loan (ß)(l) 11.000% due 01/11/16	300	282
Getty Images, Inc., Term Loan (ß)(l) 7.250% due 07/15/15	900	898
Quicksilver Resources, Inc., Second Lien Term Loan (ß)(l) 7.750% due 08/08/13	800	793
Solutia, Inc., Term Loan (ß)(l) 8.500% due 02/28/14	400	384
Wrigley Jr. Co., Term Loan (ß)(l) 7.250% due 07/15/15	700	703
		3,357
Total Long-Term Investments (cost $47,137)		45,405
Warrants & Rights - 0.0%
Consumer Discretionary - 0.0%
Sirius XM Radio, Inc. (Æ) 2010 Warrants	400	1
Total Warrants & Rights (cost $81)		1
Short-Term Investments - 8.9%
Alpine Securitzation (l) 2.470% due 09/17/08	1,000	999
SSgA Prime Money Market Fund	2,303,889	2,304

	Principal Amount ($) or Shares	Market Value $
GMAC LLC 5.625% due 05/15/09	220	197
Regency Markets LLC (l) 2.580% due 09/22/08	1,000	998
Total Short-Term Investments (cost $4,517)		4,498
Total Investments - 99.1% (identified cost $51,735)		49,904
Other Assets and Liabilities, Net - 0.9%		461
Net Assets - 100.0%		50,365

See accompanying notes which are an integral part of the financial statements.

High Yield Bond Fund
34

SSgA
High Yield Bond Fund

Presentation of Portfolio Holdings — August 31, 2008

Categories	% of Net Assets
Corporate Bonds and Notes	73.9
International Debt	9.6
Loan Agreements	6.7
Warrants and Rights	—	*
Short-Term Investments	8.9
Total Investments	99.1
Other Assets and Liabilities, Net	0.9
	100.0

* Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

High Yield Bond Fund
35

SSgA
Fixed Income Funds

Notes to Schedules of Investments — August 31, 2008

Footnotes

(Æ)  Nonincome-producing security.

(ö)  Real Estate Investment Trust (REIT).

(§)  All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.

(å)  Currency balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.

(ÿ)  Rate noted is yield-to-maturity from date of acquisition.

(ç)  Fair value is at amortized cost, which approximates market.

(Ê)  Adjustable or floating rate security. Rate shown reflects rate in effect at period end.

(Ï)  Forward commitment.

(ƒ)  Perpetual floating rate security.

(µ)  Bond is insured by a guarantor.

(æ)  Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.

(ß)  Illiquid security.

(Ñ)  All or a portion of the shares of this security are on loan.

(l)  Restricted security (144A). Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.

  ±  Less than $500.

Abbreviations

ADR - American Depositary Receipt

ADS - American Depositary Share

CDO - Collateralized Debt Obligation

CMO - Collateralized Mortgage Obligation

CVO - Contingent Value Obligation

FDIC - Federal Deposit Insurance Company

GDR - Global Depositary Receipt

GDS - Global Depositary Share

LIBOR - London Interbank Offered Rate

PIK - Payment in Kind

REMIC - Real Estate Mortgage Investment Conduit

STRIP - Separate Trading of Registered Interest and Principal of Securities

TBA - To Be Announced Security

TRAINS - Targeted Return Index

Notes to Schedules of Investments
36

SSgA
Fixed Income Funds

Statements of Assets and Liabilities — August 31, 2008

Amounts in thousands	Bond Market Fund	Intermediate Fund	High Yield Bond Fund
Assets
Investments, at identified cost	$56,162	$38,976	$51,735
Investments, at market	54,808	38,385	49,904
Cash	—	—	126
Receivables:
Dividends and interest	492	366	1,018
Investments sold	7,712	128	—
Fund shares sold	—	14	197
From Advisor	—	10	7
Prepaid expenses	1	1	—
Total assets	63,013	38,904	51,252
Liabilities
Payables:
Investments purchased	10,302	333	823
Fund shares redeemed	49	5	4
Accrued fees to affiliates	130	39	39
Other accrued expenses	54	26	21
Daily variation margin on futures contracts	10	4	—
Total liabilities	10,545	407	887
Net Assets	$52,468	$38,497	$50,365
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$185	$111	$327
Accumulated net realized gain (loss)	(42,406)	(9,358)	(2,282)
Unrealized appreciation (depreciation) on:
Investments	(1,354)	(591)	(1,831)
Futures contracts	(50)	(29)	—
Shares of beneficial interest	6	5	7
Additional paid-in capital	96,087	48,359	54,144
Net Assets	$52,468	$38,497	$50,365
Net Asset Value, offering and redemption price per share:
Net asset value per share: Institutional Class*	$8.17	$8.34	$7.60
Net assets	$52,455,777	$38,497,077	$50,364,966
Shares outstanding ($.001 par value)	6,419,737	4,616,751	6,622,866
Net asset value per share: Class R*	$8.12	$—	$—
Net assets	$12,473	$—	$—
Shares outstanding ($.001 par value)	1,537	—	—

*  Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Statements of Assets and Liabilities
37

SSgA
Fixed Income Funds

Statements of Operations — For the Period Ended August 31, 2008

Amounts in thousands	Bond Market Fund	Intermediate Fund	High Yield Bond Fund
Investment Income
Dividends	$90	$44	$48
Interest	6,492	2,112	3,015
Total investment income	6,582	2,156	3,063
Expenses
Advisory fees	361	129	109
Administrative fees	68	44	42
Custodian fees	145	89	61
Distribution fees	67	28	22
Transfer agent fees	63	31	35
Professional fees	65	51	35
Registration fees	57	25	26
Shareholder servicing fees	39	41	19
Trustees' fees	14	13	12
Insurance fees	4	1	1
Printing fees	44	3	7
Miscellaneous	7	2	3
Expenses before reductions	934	457	372
Expense reductions	(332)	(199)	(99)
Net expenses	602	258	273
Net investment income (loss)	5,980	1,898	2,790
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(39,185)	(6,295)	(2,044)
Futures contracts	83	(119)	—
Options written	92	20	—
Net realized gain (loss)	(39,010)	(6,394)	(2,044)
Net change in unrealized appreciation (depreciation) on:
Investments	20,688	3,345	(976)
Futures contracts	78	(5)	—
Net change in unrealized appreciation (depreciation)	20,766	3,340	(976)
Net realized and unrealized gain (loss)	(18,244)	(3,054)	(3,020)
Net Increase (Decrease) in Net Assets from Operations	$(12,264)	$(1,156)	$(230)

See accompanying notes which are an integral part of the financial statements.

Statements of Operations
38

SSgA
Fixed Income Funds

Statements of Changes in Net Assets — For the Periods Ended August 31,

	Bond Market Fund		Intermediate Fund		High Yield Bond Fund
Amounts in thousands	2008	2007	2008	2007	2008	2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,980	$19,384	$1,898	$3,522	$2,790	$2,871
Net realized gain (loss)	(39,010)	(1,009)	(6,394)	(1,105)	(2,044)	1,025
Net change in unrealized appreciation (depreciation)	20,766	(19,993)	3,340	(3,225)	(976)	(675)
Net increase (decrease) in net assets from operations	(12,264)	(1,618)	(1,156)	(808)	(230)	3,221
Distributions
From net investment income
Institutional Class	(6,748)	(19,565)	(2,031)	(3,616)	(2,665)	(2,962)
Class R	(1)	(1)	—	—	—	—
From net realized gain	—	(98)	—	—	—	—
Net decrease in net assets from distributions	(6,749)	(19,664)	(2,031)	(3,616)	(2,665)	(2,962)
Share Transactions
Net increase (decrease) in net assets from share transactions	(204,556)	(57,355)	(11,815)	(30,975)	19,341	(16,746)
Total Net Increase (Decrease) in Net Assets	(223,569)	(78,637)	(15,002)	(35,399)	16,446	(16,487)
Net Assets
Beginning of period	276,037	354,674	53,499	88,898	33,919	50,406
End of period	$52,468	$276,037	$38,497	$53,499	$50,365	$33,919
Undistributed (overdistributed) net investment income included in net assets	$185	$953	$111	$244	$327	$202

See accompanying notes which are an integral part of the financial statements.

Statements of Changes in Net Assets
39

SSgA
Fixed Income Funds

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)	$ Net Realized and Unrealized Gain (Loss)		$ Total Income from Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Total Distributions
Bond Market Fund
Institutional Class
August 31, 2008	9.14	.44	(.99)		(.55)	(.42)	—	(.42)
August 31, 2007	9.78	.49	(.63)		(.14)	(.50)	— (b)	(.50)
August 31, 2006	10.21	.45	(.31)		.14	(.50)	(.07)	(.57)
August 31, 2005	10.41	.39	(.04)		.35	(.41)	(.14)	(.55)
August 31, 2004	10.26	.37	.24		.61	(.31)	(.15)	(.46)
Class R
August 31, 2008	9.11	.36	(.95)		(.59)	(.40)	—	(.40)
August 31, 2007	9.78	.47	(.62)		(.15)	(.52)	— (b)	(.52)
August 31, 2006	10.21	.46	(.32)		.14	(.50)	(.07)	(.57)
August 31, 2005	10.41	.40	(.04)		.36	(.42)	(.14)	(.56)
August 31, 2004 (1)	10.07	.15	.27		.42	(.08)	—	(.08)
Intermediate Fund
August 31, 2008	9.00	.38	(.64)		(.26)	(.40)	—	(.40)
August 31, 2007	9.62	.47	(.63)		(.16)	(.46)	—	(.46)
August 31, 2006	9.94	.40	(.26)		.14	(.45)	(.01)	(.46)
August 31, 2005	10.19	.32	(.13)		.19	(.28)	(.16)	(.44)
August 31, 2004	10.08	.29	.20		.49	(.31)	(.07)	(.38)
High Yield Bond Fund
August 31, 2008	8.27	.61	(.68)		(.07)	(.60)	—	(.60)
August 31, 2007	8.31	.60	(.04	)(f)	.56	(.60)	—	(.60)
August 31, 2006	8.78	.57	(.34	)(f)	.23	(.68)	(.02)	(.70)
August 31, 2005	8.76	.58	.06	(f)	.64	(.62)	—	(.62)
August 31, 2004	8.44	.62	.33	(f)	.95	(.63)	—	(.63)
(1) For the period May 14, 2004 (commencement of sale) to August 31, 2004.
(a) Average month-end shares outstanding were used for this calculation.
(b) Less than $.005 per share.
(c) Periods less than one year are not annualized.
(d) The ratios for periods less than one year are not annualized.
(e) May reflect amounts waived and/or reimbursed by the investment advisor and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than .005% per share.
(f) Includes redemption fees less than $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights
40

	$ Net Asset Value, End of Period	% Total Return(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(d)(e)	% Ratio of Expenses to Average Net Assets, Gross(d)	% Ratio of Net Investment Income to Average Net Assets(d)(e)	Portfolio Turnover Rate(c)
Bond Market Fund
Institutional Class
August 31, 2008	8.17	(6.14)	52,456	.50	.78	4.96	287
August 31, 2007	9.14	(1.64)	276,017	.50	.61	4.93	368
August 31, 2006	9.78	1.45	354,654	.50	.60	4.62	487
August 31, 2005	10.21	3.50	274,134	.50	.57	3.92	357
August 31, 2004	10.41	6.11	331,490	.50	.53	3.55	574
Class R
August 31, 2008	8.12	(6.62)	12	1.00	1.54	4.23	287
August 31, 2007	9.11	(1.73)	20	.57	.68	4.88	368
August 31, 2006	9.78	1.51	20	.42	.53	4.75	487
August 31, 2005	10.21	3.55	11	.46	.52	3.99	357
August 31, 2004 (1)	10.41	4.18	10	.45	.48	5.00	574
Intermediate Fund
August 31, 2008	8.34	(2.94)	38,497	.60	1.06	4.42	330
August 31, 2007	9.00	(1.78)	53,499	.60	.87	4.73	511
August 31, 2006	9.62	1.52	88,898	.60	.79	4.17	550
August 31, 2005	9.94	1.95	126,849	.60	1.11	3.23	440
August 31, 2004	10.19	4.93	138,501	.60	1.23	2.92	197
High Yield Bond Fund
August 31, 2008	7.60	(.87)	50,365	.75	1.02	7.66	106
August 31, 2007	8.27	6.85	33,919	.75	.99	7.01	95
August 31, 2006	8.31	2.83	50,406	.75	.77	6.74	167
August 31, 2005	8.78	7.53	60,432	.68	.68	6.70	137
August 31, 2004	8.76	11.64	120,740	.63	.63	7.07	152
(1) For the period May 14, 2004 (commencement of sale) to August 31, 2004.
(a) Average month-end shares outstanding were used for this calculation.
(b) Less than $.005 per share.
(c) Periods less than one year are not annualized.
(d) The ratios for periods less than one year are not annualized.
(e) May reflect amounts waived and/or reimbursed by the investment advisor and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than .005% per share.
(f) Includes redemption fees less than $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights
41

SSgA

Fixed Income Funds

Notes to Financial Statements — August 31, 2008

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 26 investment portfolios which are in operation as of August 31, 2008. These financial statements report on three funds, the SSgA Bond Market Fund, SSgA Intermediate Fund and SSgA High Yield Bond Fund, each, a "Fund" and collectively referred to as, the "Funds," each of which has distinct investment objectives and strategies. Each Fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

Effective July 31, 2003, the Bond Market Fund began offering Class R shares. Class R shares of the Bond Market Fund may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the Investment Company to offer shares. The third party may be a retirement plan administrator, bank, broker or advisor.

2.  Significant Accounting Policies

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

Debt securities listed and traded principally on any national securities exchange are valued at the evaluated bid price or, if there were no sales on that day, at the last reported bid price, on the primary exchange on which the security is traded. Over-the-counter fixed-income securities and options are valued on the basis of the last sale price. Exchange listed futures contracts will be priced at the settlement price and options on futures will be priced at their last sale price on the exchange on which they principally trade. If there were no sales, futures are valued at the last reported bid price. Investments in other mutual funds are valued at their net asset value per share. Many fixed-income securities do not trade each day, and thus last sale or bid prices are frequently not available. Accordingly, fixed-income securities may be valued using prices provided by a pricing service approved by the Board including a "qualified broker quote." A qualified broker quote is a price that originates from the trading desk of a broker-dealer that is actively trading in the applicable security. At August 31, 2008, none of the Funds' net assets were priced using a qualified broker quote.

Short-Term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value.

Money market instruments maturing within 60 days of the valuation date are valued at "amortized cost".

The Funds may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security's fair value, as determined in accordance with Fair Value Procedures adopted by the Board. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Funds may use the fair value of a portfolio security to calculate their net asset value ("NAV") when, for example: (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Funds calculate their NAV; (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Funds calculate their NAV; (4) a security's price has remained unchanged over an extended period of time (often referred to as a "stale price"), or (5) State Street Bank and Trust Company, (the "Custodian"), or Russell Fund Services Company, (the "Administrator"), determines that a market quotation is unreliable.

Notes to Financial Statements
42

SSgA

Fixed Income Funds

Notes to Financial Statements, continued — August 31, 2008

The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes reflects fair value. A security valued on the basis of an evaluation of its fair value may be valued at a price higher or lower than available market quotations. A security's valuation may differ depending on the method used and the factors considered in determining value pursuant to the Fair Value Procedures. There can be no assurance that the Funds' NAV fairly reflects security values as of the time of pricing when using the Fair Value Procedures to price the Funds' securities.

Because foreign securities can trade on days on which the New York Stock Exchange is not open for regular trading, the NAV of a fund's portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157") was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the funds or Investment Company's financial statement disclosures.

Securities Transactions

Securities transactions are recorded on the trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

It is each Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires each Fund to distribute substantially all of its taxable income to its shareholders. Therefore, the Funds paid no federal income taxes and no federal income tax provision was required.

At August 31, 2008, the following Funds had net tax basis capital loss carryovers, which may be applied against any realized net taxable gains in each succeeding year or until their expiration dates, whichever occurs first:

Capital Loss Carryovers

	Expiration Year
	08/31/2014	08/31/2015	08/31/2016	Total
Bond Market	$—	$2,466,296	$167,913	$2,634,209
Intermediate	583,826	1,337,557	690,788	2,612,171
High Yield	223,831	—	52,902	276,733

Notes to Financial Statements
43

SSgA

Fixed Income Funds

Notes to Financial Statements, continued — August 31, 2008

As of August 31, 2008, the Funds' aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are as follows:

	Bond Market	Intermediate	High Yield Bond
Cost of Investments for Tax Purposes	$56,273,815	$39,037,734	$51,744,826
Gross Tax Unrealized Appreciation	570,563	332,870	393,922
Gross Tax Unrealized Depreciation	(2,035,958)	(985,832)	(2,234,966)
Net Tax Unrealized Appreciation (Depreciation)	$(1,465,395)	$(652,962)	$(1,841,044)

Components of Distributable Earnings:

Undistributed Ordinary Income	$199,863	$122,822	$334,782
Undistributed Long-Term Gains (Capital Loss Carryforward)	$(2,634,209)	$(2,612,171)	$(276,733)

Tax Composition of Distributions:

Ordinary Income	$6,748,939	$2,030,955	$2,665,202

As permitted by tax regulations, the Funds may defer a net realized capital loss incurred from November 1, 2007 to August 31, 2008, and treat it as arising in the fiscal year 2009. As of August 31, 2008, the Funds realized a capital loss as follows:

Bond Market	$39,724,386
Intermediate	6,661,731
High Yield Bond	1,995,978

The Financial Accounting Standards Board ("FASB") issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" ("FIN 48"), in June 2006. FIN 48 permits the recognition of tax benefits of an uncertain tax position only when the position is "more likely than not" to be sustained assuming examination by taxing authorities. The Funds adopted the provisions of FIN 48 on September 1, 2007. Management has reviewed the Funds tax positions for the years that remain open (2005-2008), and concluded that adoption had no effect on the Funds financial position or results of operations. As of August 31, 2008, the Funds have recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

Dividends and Distributions to Shareholders

The Funds declare and pay dividends monthly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations which may differ from net investment income and realized gains recognized for GAAP purposes. These differences relate primarily to investments in futures, options, losses deferred due to wash sales and straddles, and capital loss carryforwards. Permanent differences between book and tax accounting are reclassified to paid in capital. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their net asset value.

Expenses

Most expenses can be directly attributed to a fund. Expenses of the Investment Company which cannot be directly attributed to a Fund are allocated among all funds of the Investment Company based principally on their relative average net assets.

The Bond Market Fund offers Class R Shares. All share classes have identical voting, dividend, liquidation and other rights and the same terms and conditions. The separate classes of shares differ principally in the applicable distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), net investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Notes to Financial Statements
44

SSgA

Fixed Income Funds

Notes to Financial Statements, continued — August 31, 2008

Forward Commitments/Mortgage Dollar Rolls

The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time (not to exceed 120 days) (i.e., a "forward commitment" or "delayed settlement" transaction, e.g., to be announced ("TBA")) consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. The Funds may enter into mortgage dollar rolls (principally in TBA's) in which a fund sells a mortgage security and simultaneously contracts to repurchase a substantially similar mortgage security on a specified future date. A forward commitment transaction involves a risk of loss if the value of the security to be sold by the fund declines below the repurchase price of those securities or the other party to the transaction fails to complete the transaction. The Funds record forward commitments on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased.

Loan Agreements

The High Yield Bond Fund may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. This Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the "lender") that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. For the fiscal year ended August 31, 2008, there were no unfunded loan commitments in the High Yield Bond Fund.

United States Treasury Inflation Indexed Bonds

Inflation indexed securities are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. Interest is accrued based on the principal value which is adjusted for inflation. Any increase in the principal amount of an inflation indexed security is recorded as interest income, even though the principal is not received until maturity.

Derivatives

To the extent permitted by the investment objective, restrictions and policies set forth in each Fund's Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Funds' use of derivatives includes exchange-traded futures and options on futures. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment objective.

The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by a fund through the use of options and futures to earn "market-like" returns with the Funds' excess and liquidity reserve cash balances. Hedging is used by a fund to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a fund. By purchasing certain instruments, the Fund may more effectively achieve the desired portfolio characteristics that assist in meeting the Fund's investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds' derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds' or Investment Company's financial statement disclosures.

Futures Contracts

The Funds are currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by each Fund and the prices of futures contracts and the possibility of an illiquid market or inability of counterparties to meet the terms of their contracts.

Notes to Financial Statements
45

SSgA

Fixed Income Funds

Notes to Financial Statements, continued — August 31, 2008

Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as the variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

Options

The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell call and put options on foreign currencies.

When a fund writes a covered call or a put option, an amount equal to the premium received by a fund is included in the fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the fund writes a put option it is exposed to a decline in the price of the underlying security. If an option which the fund has written either expires on its stipulated expiration date or the fund enters into a closing purchase transaction, the fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the fund has written is exercised, the fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

The Funds' use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to off balance sheet risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

Written Options Contracts

Fund transactions in written options contracts for the fiscal year ended August 31, 2008 were as follows:

	Bond Market Fund		Intermediate Fund
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Outstanding at August 31, 2007	—	$—	—	$—
Written	390	101,643	80	22,140
Closed	(40)	(36,875)	(10)	(9,186)
Expired	(350)	(64,768)	(70)	(12,954)
Outstanding at August 31, 2008	—	$—	—	$—

Guarantees

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Notes to Financial Statements
46

SSgA

Fixed Income Funds

Notes to Financial Statements, continued — August 31, 2008

3.  Investment Transactions

Securities

For the fiscal year ended August 31, 2008, purchases and sales of investment securities, excluding US Government and Agency obligations, short-term investments, futures contracts, and repurchase agreements aggregated to the following:

Funds	Purchases	Sales
Bond Market	$65,438,000	$207,643,214
Intermediate	37,239,570	52,755,566
High Yield Bond	53,079,704	35,533,714

US Government and Agencies

For the fiscal year ended August 31, 2008, purchases and sales of US Government and Agency obligations, excluding short-term investments and futures contracts, aggregated to the following:

Funds	Purchases	Sales
Bond Market	$341,520,806	$431,041,941
Intermediate	117,527,163	127,927,901

Securities Lending

The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets. Each Fund receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by non-cash collateral, such collateral shall be invested by State Street Bank and Trust Company ("State Street", the lending agent and an affiliate of the Advisor) in short-term instruments, money market mutual funds, and other short-term investments that meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on a lending Fund's statement of assets and liabilities along with the related obligation to return the collateral.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as securities lending income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as security lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery or loss of rights in the securities loaned or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of August 31, 2008, there were no outstanding securities on loan and no securities lending income earned during the year.

4.  Related Parties

Advisor

SSgA Funds Management Inc. (the "Advisor") manages the Funds pursuant to a written investment advisory agreement dated May 1, 2001, as amended, between the Investment Company and the Advisor. The Advisor is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. The Advisor and other advisory affiliates of State Street Corporation make up State Street Global Advisors, the investment management arm of State Street Corporation and its affiliated companies. The Advisor directs the investments of the Funds in accordance with their investment objectives,

Notes to Financial Statements
47

SSgA

Fixed Income Funds

Notes to Financial Statements, continued — August 31, 2008

policies, and limitations. For these services, each Fund pays a fee to the Advisor, calculated daily and paid monthly, at the following annual rates of their average daily net assets:

Funds	%
Bond Market	0.30
Intermediate	0.30
High Yield Bond	0.30

If the total expenses of the Institutional Class are above its cap, the Advisor will waive its Advisory fee for both the Institutional and Class R in an equal amount to reduce the total expenses to the level of the cap in effect for the Institutional Class. If thereafter the total expenses for Class R remain above the total expense cap in effect for Class R, then State Street Global Markets, LLC (the "Distributor") a wholly-owned subsidiary of State Street will waive up to 0.70% of the average daily net assets of the distribution and service (12b-1) fee to further reduce the total expenses of Class R to the level of its cap. If after waiving the full 0.70% of the average daily net assets of Class R and Class R remains above the total expense cap, then the Advisor will reimburse Class R for all expenses to the level of the cap. If only Class R is above its respective expense cap, then the Distributor will waive up to 0.70% of its average daily net assets of Class R. If after waiving the full 0.70% of the average daily net assets of Class R and Class R remains above the cap, then the Advisor will reimburse Class R for all expenses to the level of the cap.

The Advisor has contractually agreed to waive up to the full amount of the Bond Market Fund's Institutional Class and Class R advisory fees and to reimburse the Institutional Class and Class R for all expenses in excess of 0.50% and 1.00%, respectively, of each class' average daily net assets on an annual basis until December 31, 2008 (exclusive of non-recurring account fees and extraordinary expenses). The total amount of waiver for the fiscal year ended August 31, 2008 was $328,234 for the Institutional Class and $36 for Class R. There were no reimbursements for the fiscal year ended August 31, 2008. The total amount of the distribution fee waiver for the fiscal year ended August 31, 2008 is $35.

The Advisor has contractually agreed to waive up to the full amount of the Intermediate Fund's advisory fees and reimburse the Fund for all expenses in excess of 0.60% of its average daily net assets on an annual basis until December 31, 2008 (exclusive of non-recurring account fees and extraordinary expenses). The total amount of the waiver for the fiscal year ended August 31, 2008 was $128,299. The total amount of the reimbursement for the fiscal year ended August 31, 2008 was $70,129.

The Advisor has contractually agreed to waive up to the full amount of the High Yield Bond Fund's advisory fees and reimburse the Fund for all expenses in excess of 0.75% of its average daily net assets on an annual basis until December 31, 2008 (exclusive of non-recurring account fees and extraordinary expenses). The total amount of the waiver for the fiscal year ended August 31, 2008 was $96,157. There were no reimbursements for the fiscal year ended August 31, 2008.

The Advisor does not have the ability to recover amounts waived or reimbursed from prior periods.

The Investment Company also has a contract with State Street to provide custody and fund accounting services to the Funds. For these services, the Funds pay State Street asset-based fees that vary accordingly to the number of positions and transactions plus out-of-pocket expenses.

The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Prime Money Market Fund ("Central Fund") (a series of the Investment Company not presented herein). Shares of the Central Fund sold to and redeemed from any participating fund will not be subject to a redemption fee, distribution fee or service fee. If Central Fund shares sold to or redeemed from a participating fund are subject to any such distribution or service fee, the Advisor will waive its advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. As of August 31, 2008, $5,615,112 of the Prime Money Market Fund's net assets represents investments by these Funds, and $175,971,852 represents the investments of other Investment Company Funds not presented herein.

The Advisor has voluntarily agreed to waive a portion of the Fund's advisory fee equal to the advisory fee paid by the Funds to the SSgA Prime Money Market Fund. In addition, if Central Fund shares sold to and/or redeemed from a participating fund are subject under a 12b-1 Plan to any distribution fee or service fee, the Advisor will waive its advisory fee for each participating

Notes to Financial Statements
48

SSgA

Fixed Income Funds

Notes to Financial Statements, continued — August 31, 2008

fund in an amount that offsets the amount of such fee incurred by the participating fund. For the fiscal year ended August 31, 2008, the total advisory fees waived are as follows:

Funds	Amount
Bond Market	$614
Intermediate	538
High Yield Bond	860

Boston Financial Data Services ("BFDS") a joint venture of DST Systems, Inc., and State Street Corporation serves as transfer, dividend paying, and shareholder servicing agent to the Funds. For these services, the Funds pay annual account services fees, activity based fees, charges related to compliance and regulatory services and a minimum fee of $200 for each fund.

In addition, the Funds have entered into arrangements with State Street whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds' expenses. During the year, the Funds' custodian fees were reduced by the following amounts under these arrangements:

Funds	Amount
Bond Market	$3,303
Intermediate	95
High Yield Bond	2,099

Administrator

Russell Fund Services Company ("RFSC" or the "Administrator") serves as the Investment Company's Administrator, pursuant to an administration agreement dated January 1, 2008 (the "Administration Agreement"). Under the Administration Agreement, the Administrator supervises certain administrative aspects of the Investment Company's operations. The Funds pay the Administrator an annual fee, payable monthly on a pro rata basis. RFSC is a wholly owned subsidiary of Russell Investment Management Company ("RIMCo"). Until January 1, 2008, RIMCo, a wholly owned subsidiary of Russell Investment Group, served as the Investment Company's administrator pursuant to an administration agreement dated April 12, 1988, as amended (the "RIMCo Agreement"). RIMCo transferred its rights and duties under the RIMCo Agreement and benefits from the RIMCo Agreement to RFSC. The Administration Agreement is identical in all materials respects to the RIMCo Agreement, including with respect to the services contemplated under the Administration Agreement. RFSC also serves as the administrator to proprietary mutual funds advised by RIMCo. The annual fee is based on the following percentages of the average daily net assets of all three of the Investment Company's U.S. Fixed Income portfolios: $0 up to $1 billion — 0.0315%; over $1 billion — 0.029%. In addition, the Administrator charges a flat fee of $30,000 per year per fund on each fund with less than $500 million in assets under management. In addition, the Fund reimburses the administrator for out-of-pocket expenses.

Distributor and Shareholder Servicing

The Investment Company has a distribution agreements dated March 1, 2002, as amended, between the Investment Company and the Distributor, to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

Institutional Class

The Investment Company maintains a distribution plan pursuant to Rule (12b-1) (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any shareholder servicing agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

Each Fund has a shareholder service agreement with State Street and the following entities related to State Street: State Street Global Markets LLC ("Global Markets"), Fiduciary Investors Services Division of State Street ("Fiduciary Investors Services"), High Net Worth Services Division of State Street ("High Net Worth Services") and CitiStreet LLC ("CitiStreet") (collectively the "Agents"), as well as several unaffiliated services providers. For these services, each Institutional Class pays 0.025% to

Notes to Financial Statements
49

SSgA

Fixed Income Funds

Notes to Financial Statements, continued — August 31, 2008

State Street, and a maximum of 0.175% to each of the Agents, based upon the average daily value of all Institutional Class shares held by or for customers of these Agents.

For the fiscal year ended August 31, 2008, each Institutional Class paid the following shareholder servicing expenses to the Agents:

Funds	State Street	Global Markets	CitiStreet
Bond Market	$30,077	$576	$—
Intermediate	10,736	2,793	3,980
High Yield Bond	9,105	282	—

The Institutional Class did not incur any expenses from Fiduciary Investors Services or High Net Worth Services during the period.

The combined distribution and shareholder servicing payments shall not exceed 0.25% of the average daily value of net assets of each Institutional Class on an annual basis. The shareholder servicing payments shall not exceed 0.20% of the average daily value of net assets of the Institutional Class on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the Plan is in effect. The class' responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The trustees or a majority of the class' shareholders have the right, however, to terminate the Plan and all payments thereunder at any time. The Institutional Class will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Plan's termination or noncontinuance. There were no carryover expenses as of August 31, 2008.

Class R

The Investment Company maintains a distribution plan with respect to the Class R Shares pursuant to Rule (12b-1) (the "R Plan") under the 1940 Act. The R Plan allows a fund to pay fees for the sale and distribution of fund shares and for services provided to shareholders by the Distributor or other financial intermediaries. Payments to the Distributor for distribution, marketing, shareholder and administrative services provided to a fund by the Distributor or a financial intermediary are not permitted by the R Plan to exceed 0.70% of a class' average daily net asset value on an annual basis. The Distributor pays financial intermediaries for shareholder and administrative services provided to a fund out of the fee the Distributor receives from the fund. Fees paid to the financial intermediaries providing these services are not permitted by the R Plan to exceed 0.65% of a class' average daily net asset value on an annual basis. Any payments that are required to be made to the Distributor or financial intermediaries that cannot be made because of the limitations contained in the R Plan may be carried forward and paid in the following two fiscal years so long the R Plan is in effect. There were no carryover expenses as of August 31, 2008.

Under the R Plan, the Funds have a distribution agreement with Global Markets. For these services, Class R pays Global Markets 0.05% of the daily net asset value. For the fiscal year ended August 31, 2008, the Bond Market Fund Class R paid $7.

Board of Trustees

The Investment Company paid each trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for Board and committee meetings attended. These expenses are allocated among all of the funds of the Investment Company, except for the Life Solutions Funds, based upon their relative net assets.

The Funds have implemented an optional deferred compensation plan (the "Deferral Plan") which allows the trustees to defer the receipt of all or a portion of trustee fees payable. The deferred fees remain invested in certain funds of the Investment Company until distribution in accordance with the Deferral Plan.

Notes to Financial Statements
50

SSgA

Fixed Income Funds

Notes to Financial Statements, continued — August 31, 2008

Accrued fees payable to affiliates and trustees as of August 31, 2008 were as follows:

	Bond Market	Intermediate	High Yield Bond
Advisory fees	$73,100	$9,779	$12,698
Administration fees	3,999	3,522	3,820
Custodian fees	9,390	6,019	3,961
Distribution fees	22,750	4,808	4,746
Shareholder servicing fees	2,539	5,260	2,419
Transfer agent fees	15,896	7,845	8,934
Trustees' fees	2,139	2,091	2,086
	$129,813	$39,324	$38,664

Beneficial Interest

As of August 31, 2008, the following table includes shareholders (three of which were also affiliates of the Investment Company) with shares of beneficial interest greater than 10% of the total outstanding shares of each respective Fund:

Funds	# of Shareholders	%
Bond Market	2	70.4
Intermediate	3	71.7
High Yield Bond	1	35.3

5.  Fund Share Transactions

	(amounts in thousands) For the Fiscal Years Ended August 31,
	Shares		Dollars
Bond Market Fund	2008	2007	2008	2007
Institutional Class
Proceeds from shares sold	1,628	28,075	$14,182	$274,450
Proceeds from reinvestment of distributions	610	1,325	5,296	12,885
Payments for shares redeemed	(26,032)	(35,454)	(224,027)	(344,692)
	(23,794)	(6,054)	(204,549)	(57,357)
Class R
Proceeds from shares sold	—	—	$1	$1
Proceeds from reinvestment of distributions	—	—	—	1
Payments for shares redeemed	(1)	—	(8)	—
	(1)	—	(7)	2
Total net increase (decrease)	(23,795)	(6,054)	$(204,556)	$(57,355)
Intermediate Fund
Proceeds from shares sold	1,395	5,587	$12,045	$52,887
Proceeds from reinvestment of distributions	233	376	2,023	3,573
Payments for shares redeemed	(2,957)	(9,257)	(25,883)	(87,435)
Total net increase (decrease)	(1,329)	(3,294)	$(11,815)	$(30,975)

Notes to Financial Statements
51

SSgA

Fixed Income Funds

Notes to Financial Statements, continued — August 31, 2008

	(amounts in thousands) For the Fiscal Years Ended August 31,
	Shares		Dollars
High Yield Bond Fund	2008	2007	2008	2007
Proceeds from shares sold	4,182	755	$32,518	$6,388
Proceeds from reinvestment of distributions	136	136	1,074	1,141
Payments for shares redeemed	(1,796)	(2,855)	(14,251)	(24,275)
Total net increase (decrease)	2,522	(1,964)	$19,341	$(16,746)

6.  Interfund Lending Program

The Funds have been granted permission from the Securities and Exchange Commission to participate in a joint lending and borrowing facility. Portfolios of the Funds may borrow money from the SSgA Money Market Fund for temporary purposes. All such borrowing and lending will be subject to a participating fund's fundamental investment limitations. The SSgA Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves. The Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day's notice. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the SSgA Money Market Fund could result in additional borrowing costs. For the fiscal year ended August 31, 2008, the Funds did not utilize the Interfund Lending Program.

7.  Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the "Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

The following table lists restricted securities held by a Fund that are illiquid. The following table does not include (1) securities deemed liquid by the Advisor pursuant to Board approved policies and procedures or (2) illiquid securities that are not restricted securities as designated on the Fund's Schedule of Investments:

Fund - % of Net Assets Securities	Acquisition Date	Principal Amount ($) or Shares	Cost per Unit $	Cost (000) $	Market Value (000) $
High Yield Bond Fund - 6.7%
Boise Cascade Corp., First Lien Term Loan	02/19/08	299,250	95.41	286	297
Boise Cascade Corp., Second Lien Term Loan	02/19/08	300,000	90.60	272	282
Getty Images, Inc., Term Loan*	07/02/08	900,000	98.55	887	898
Quicksilver Resources, Inc., Second Lien Term Loan	08/05/05	800,000	98.02	784	793
Solutia, Inc., Term Loan	08/04/08	400,000	96.53	386	384
Wrigley Jr. Co., Term Loan	08/12/08	700,000	99.01	693	703
					3,357

Illiquid securities and restricted securities may be priced by the Funds using fair value procedures approved by the Board of Trustees.

Notes to Financial Statements
52

SSgA

Fixed Income Funds

Notes to Financial Statements, continued — August 31, 2008

8.  Dividends

On September 2, 2008, the Funds declared the following dividends from net investment income payable on September 8, 2008 to shareholders of record September 3, 2008.

Funds	Net Investment Income
Bond Market Fund - Institutional Class	$0.0328
Bond Market Fund - Class R	0.0232
Intermediate Fund	0.0267
High Yield Bond Fund	0.0548

On October 1, 2008, the Funds declared the following dividends from net investment income payable on October 7, 2008 to shareholders of record October 2, 2008.

Funds	Net Investment Income
Bond Market Fund - Institutional Class	$0.0322
Bond Market Fund - Class R	0.0315
Intermediate Fund	0.0257
High Yield Bond Fund	0.0653

Notes to Financial Statements
53

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of the SSgA Funds and Shareholders
of the SSgA Bond Market Fund, SSgA Intermediate Fund and SSgA High Yield Bond Fund:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of SSgA Bond Market Fund, SSgA Intermediate Fund and SSgA High Yield Bond Fund (the "Funds") (three of the funds comprising the SSgA Funds) as of August 31, 2008, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period ended August 31, 2004 were audited by other auditors whose report, dated October 20, 2004, expressed an unqualified opinion on the financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2008, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Boston, Massachusetts
October 27, 2008

Report of Independent Registered Public Accounting Firm
54

SSgA
Fixed Income Funds

Tax Information — August 31, 2008 (Unaudited)

For the tax year ended August 31, 2008, the Funds hereby designate 100%, or the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gain rates.

The Form 1099 mailed to you in January 2009 will show the tax status of all distributions paid to your account in calendar 2008.

Please consult a tax advisor for questions about federal or state income laws.

Tax Information
55

SSgA
Fixed Income Funds

Basis for Approval of Advisory Contracts (Unaudited)

Approval of the Advisory Agreement

At a meeting held on April 8, 2008, the Board of Trustees, including a majority of the members of the board who are not "interested persons" of the Investment Company (the "Independent Trustees"), approved the continuation of the Advisory Agreement between the Advisor and the SSgA Funds. In considering the continuation of the Advisory Agreement, the Board of Trustees reviewed a variety of materials relating to the SSgA Funds and the Advisor, including the advisory fees charged and any related expense limitations, total expenses and expense ratios and performance of each fund relative to other similar mutual funds for one, three and five year periods. The Trustees also considered the profitability of the Advisor with respect to the services it renders to the SSgA Funds under the Advisory Agreement and the profitability of the Advisor's affiliated companies with respect to the services provided to the SSgA Funds by such affiliated companies. The Trustees reviewed materials describing the Advisor's personnel and operations, including its investment management and its compliance capabilities and undertakings. The Trustees considered, among other things, the services provided under the Advisory Agreement and other services that the Advisor and its affiliates provide to the Investment Company; the complexity of those services, both on an absolute basis and relative to other mutual fund complexes; the manner in which the Advisor discharges these services; the financial strength of the Advisor; the organization and compensation structure of the Advisor, including staff experience and qualifications; and the process by which investment decisions are made. Much of the material was assembled and provided by Lipper Inc., an independent service provider engaged to provide the Board of Trustees with objective materials for this annual review. The Independent Trustees met among themselves and separately with representatives of the Advisor to evaluate this information. At these meetings, the Independent Trustees were separately represented by independent counsel. The Trustees concluded that (a) over various time periods, the performance of most of the funds compares favorably, or very favorably, to those of similar mutual funds; (b) the Advisor's fees and the expense ratio for each fund compare favorably, or very favorably, to those of similar mutual funds and are exceptionally reasonable in relation to the services provided to the Investment Company; (c) the Advisor has provided, and can be expected to continue providing, high quality investment management services for each fund; (d) the profitability of the Advisor and its affiliates with respect to services provided by them to each fund is not excessive; (e) in light of the current size of each fund, the level of profitability of the Advisor and its affiliates with respect to services provided by them to each fund is not excessive; and (f) in light of the current size of each fund, the level of profitability of the Advisor and its affiliates with respect to each fund over various time periods, and the comparatively low management fee and expense ratio of the fund during these periods, it does not appear that the Advisor has realized benefits from economies of scale in managing the assets of the funds to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for any fund at this time. The Trustees determined that the impact of economies of scale, if any, would be analyzed annually in connection with their consideration of the Advisor's profitability under the advisory contract.

The Trustees are satisfied with the Advisor's ongoing compliance efforts and undertakings, its responsiveness to any concerns expressed by Trustees regarding the management of the funds and with the Advisor's overall consistently excellent and cost-efficient performance. The Trustees believe that their efforts throughout the year help assure that the best interests of the funds and their shareholders are always considered in connection with the day-to-day operations of a large diverse family of funds.

Basis for Approval of Advisory Contracts
56

SSgA
Fixed Income Funds

Shareholder Requests for Additional Information — August 31, 2008 (Unaudited)

The Funds have adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds semiannual and annual financial statements. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information
57

SSgA
Fixed Income Funds

Disclosure of Information about Fund Trustees and Officers —
August 31, 2008 (Unaudited)

The following tables provide information for each trustee and principle officers of the Investment Company, which consists of 26 funds. The first table provides information for the trustees who are interested persons. The second table provides information for the independent trustees. The third table provides information for the officers.

Name, Address and Age	Position(s) with SSgA Funds; Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years; Other Directorships Held	Number of Portfolios in Fund Complex Overseen by Trustee
INTERESTED TRUSTEE

Peter G. Leahy Born November 21, 1960 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Trustee since 2005 Interested Person of the SSgA Funds (as defined in the 1940 Act)	Until successor is elected and qualified	• 2004 to Present, Executive Vice President, State Street Corporation; and September 2006 to Present, Chief Product Officer (1991-2004, Senior Vice President), State Street Global Advisors; and • Director, State Street Global Markets LLC.	26

INDEPENDENT TRUSTEES

Lynn L. Anderson Born April 22, 1939 909 A Street Tacoma, WA 98402	Chairman of the Board since 1988 Independent Chairman since January 2006 Member (ex officio), Audit Committee Member (ex officio), Governance Committee Member (ex officio), Valuation Committee Member (ex officio), QLCC	Until successor is elected and qualified	• Director, Russell Trust Company; and • Until December 2005, Vice Chairman, Frank Russell Company (institutional financial consultant) (Retired); and Chairman of the Board, Russell Investment Company and Russell Investment Funds (registered investment companies) (Retired).	26

William L. Marshall Born December 12, 1942 909 A Street Tacoma, WA 98402	Trustee since 1988 Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Member, QLCC	Until successor is elected and qualified	• Chief Executive Officer and President, Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment advisor and provider of financial and related consulting services); • Certified Financial Planner and Member, Financial Planners Association; and • Registered Representative and Principal for Securities with Cambridge Investment Research, Inc., Fairfield, Iowa.	26

Disclosure of Information about Fund Trustees and Officers
58

SSgA
Fixed Income Funds

Disclosure of Information about Fund Trustees and Officers, continued —
August 31, 2008 (Unaudited)

Name, Address and Age	Position(s) with SSgA Funds; Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years; Other Directorships Held	Number of Portfolios in Fund Complex Overseen by Trustee
INDEPENDENT TRUSTEES (continued)

Steven J. Mastrovich Born November 3, 1956 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, QLCC	Until successor is elected and qualified	• Global Head of Structured Real Estate and Business Development, J.P. Morgan Investment Management (private real estate investment for clients primarily outside of the US to locate private real estate investments within the US).	26

Patrick J. Riley Born November 30, 1948 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Chairman, Governance Committee Member, Valuation Committee Member, QLCC	Until successor is elected and qualified	• 2003 to Present, Associate Justice, Commonwealth of Massachusetts Superior Court; • 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); and • Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	26

Richard D. Shirk Born October 31, 1945 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, QLCC Audit Committee Financial Expert	Until successor is elected and qualified	• March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); • Board Member, Healthcare Georgia Foundation (private foundation); and • September 2002 to Present, Board Member, Amerigroup Corp. (managed health care).	26

Disclosure of Information about Fund Trustees and Officers
59

SSgA
Fixed Income Funds

Disclosure of Information about Fund Trustees and Officers, continued —
August 31, 2008 (Unaudited)

Name, Address and Age	Position(s) with SSgA Funds; Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years; Other Directorships Held	Number of Portfolios in Fund Complex Overseen by Trustee
INDEPENDENT TRUSTEES (continued)

Bruce D. Taber Born April 25, 1943 909 A Street Tacoma, WA 98402	Trustee since 1991 Member, Audit Committee Member, Governance Committee Chairman, Valuation Committee Member, QLCC	Until successor is elected and qualified	• Consultant, Computer Simulation, General Electric Industrial Control Systems (diversified technology and services company); and • Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	26

Henry W. Todd Born May 4, 1947 909 A Street Tacoma, WA 98402	Trustee since 1988 Alternate Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Chairman, QLCC Audit Committee Financial Expert	Until successor is elected and qualified	• Chairman, President and CEO, A.M. Todd Group, Inc. (flavorings manufacturer); and • Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	26

Disclosure of Information about Fund Trustees and Officers
60

SSgA
Fixed Income Funds

Disclosure of Information about Fund Trustees and Officers, continued —
August 31, 2008 (Unaudited)

Name, Address and Age	Position(s) with SSgA Funds; Length of Time Served	Term of Office	Principal Occupation(s) During Past Five Years
OFFICERS

James E. Ross Born June 24, 1965 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	President and Chief Executive Officer from January 2006 to Present Principal Executive Officer since 2005	Until successor is elected by Trustees	• 2005 to Present, President (2001 to 2005, Principal), SSgA Funds Management, Inc. (investment advisor);
• March 2006 to Present, Senior Managing Director (2000 to 2006, Principal), State Street Global Advisors; and
• President, Principal Executive Officer and Trustee, SPDR Series Trust and SPDR Index Shares Funds; Trustee, Select Sector SPDR Trust; President, Principal Executive Officer and Trustee, State Street Master Funds and State Street Institutional Investment Trust (registered investment companies).

Ellen M. Needham Born January 4, 1967 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Vice President since May 2006	Until successor is elected by Trustees	• Principal, SSgA Funds Management, Inc. (investment advisor); and
• July 2007 to Present, Managing Director (June 2006 to July 2007, Vice President; 2000 to June 2006, Principal), State Street Global Advisors.

Julie B. Piatelli Born August 5, 1967 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Chief Compliance Officer since August 2007	Until successor is elected by Trustees	• 2004 to Present, Principal and Senior Compliance Officer, SSgA Funds Management, Inc.; Vice President, State Street Global Advisors; and • 1999 to 2004, Senior Manager, PricewaterhouseCoopers LLC.

Mark E. Swanson Born November 26, 1963 909 A Street Tacoma, WA 98402	Treasurer and Principal Accounting Officer since 2000	Until successor is elected by Trustees	• Director – Fund Administration, Russell Investment Management Company, Russell Fund Services Company, and Russell Trust Company;
• Treasurer and Chief Accounting Officer, Russell Investment Company and Russell Investment Funds; and
• Director, Russell Financial Services, Inc., Russell Investment Management Company, and Russell Fund Services Company.

Gregory J. Lyons Born August 24, 1960 909 A Street Tacoma, WA 98402	Secretary since 2007 and Chief Legal Officer since 2008	Until successor is elected by Trustees	• Associate General Counsel and Assistant Secretary, Frank Russell Company, Russell Insurance Agency, Inc.;
• Director and Secretary, Russell Investment Management Company, Russell Financial Services, Inc., and Russell Fund Services Company; and
• Secretary and Chief Legal Counsel, Russell Investment Company and Russell Investment Funds.

Disclosure of Information about Fund Trustees and Officers
61

SSgA
Fixed Income Funds

State Street Financial Center

One Lincoln Street
Boston, Massachusetts 02111-2900
(800) 647-7327

Trustees

Lynn L. Anderson, Chairman

Peter G. Leahy

William L. Marshall

Steven J. Mastrovich

Patrick J. Riley

Richard D. Shirk

Bruce D. Taber

Henry W. Todd

Officers

James E. Ross, President, Chief Executive Officer and Principal Executive Officer

Mark E. Swanson, Treasurer and Principal Accounting Officer

Ellen M. Needham, Vice President

Julie B. Piatelli, Chief Compliance Officer

Gregory J. Lyons, Secretary and Chief Legal Officer

Rick Chase, Assistant Treasurer

Ross E. Erickson, Assistant Treasurer

Kimberlee A. Lloyd, Assistant Treasurer

David J. Craig, Assistant Treasurer

Carla L. Anderson, Assistant Secretary

Sandra L. Geiger, Assistant Secretary

Investment Adviser

SSgA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Custodian and Office of Shareholder Inquiries

State Street Bank and Trust Company

1776 Heritage Drive

North Quincy, Massachusetts 02171

Transfer and Dividend Paying Agent

Boston Financial Data Services, Inc.

Two Heritage Drive

North Quincy, Massachusetts 02171

Distributor

State Street Global Markets, LLC

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Administrator

Russell Fund Services Company

909 A Street

Tacoma, Washington 98402

Legal Counsel

Goodwin Procter LLP

Exchange Place

Boston, Massachusetts 02109

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, Massachusetts 02116

Fund Management and Service Providers
62

FIAR-08/08 (50775)

INTERNATIONAL EQUITY FUNDS

Emerging Markets Fund

Emerging Markets Fund — Select Class

International Stock Selection Fund

International Stock Selection Fund — Class R

International Growth Opportunities Fund

Annual Report

August 31, 2008

SSgA Funds

International Equity Funds

Annual Report

August 31, 2008

"SSgA®" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.ssga.com. Investment in the Funds poses investment risks, including the loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

This page has been intentionally left blank.

SSgA Funds

Letter from the President of SSgA Funds Management, Inc.

Dear Shareholder,

We are pleased to provide you with the August 31, 2008 Annual Report for the SSgA Funds. The Annual Report provides an overview of the investment process for each of the SSgA Funds, discussion about the management and performance of each of its portfolios and the related financial statements. As you review your overall investment strategy, we hope you find this information helpful.

The SSgA Funds launched a new product, the SSgA Core Edge Equity Fund, on December 17, 2007. The Fund's investment objective seeks to achieve long term capital appreciation over the course of an economic cycle by investing its assets (including the proceeds from securities sold short) primarily in large and medium capitalization equity securities whose underlying valuation or business fundamentals indicate prospects for growth, while selling short the equity securities of companies that have deteriorating business fundamentals and/or valuations. As of the end of August, the fund had an asset value of $9.2 million.

To ensure State Street Global Advisors (SSgA) can meet the growing demand from our clients around the world and allocate the appropriate resources to these needs, SSgA decided not to continue to build out internally our Fundamental Active Equity team. As a result, on October 16, 2008, the Funds' Board of Trustees approved a plan to liquidate the SSgA Core Opportunities Fund, SSgA Concentrated Growth Fund, and SSgA International Growth Opportunities Fund. In addition, SSgA Funds Management, Inc. (the Funds' Adviser) reviewed its product offerings and, based on a number of factors, we recommended plans to liquidate the SSgA Large Cap Value Fund and the SSgA Aggressive Equity Fund. The Trustees approved the plans on October 16, 2008.

The third calendar quarter began with considerable uncertainty due to elevated commodity prices and fragile credit conditions. Positive news related to declining commodity prices during the period was not enough to overcome the bearish sentiment driven by the deteriorating status of the global economy and financial system. By the end of September 2008, the U.S. government took over full operational control of Fannie Mae and Freddie Mac and injected desperately needed capital of $85 billion to stabilize insurance giant AIG. Struggling broker Merrill Lynch was taken over by Bank of America, and Lehman Brothers was forced to file for bankruptcy. As the quarter came to a close, investors looked to the U.S. Treasury's $700 billion Troubled Asset Relief Program (TARP) for relief. However, when the U.S. House of Representatives unexpectedly voted the initiative down, markets again slumped (the measure was ultimately approved in early October 2008). At this writing, the world markets are experiencing similar adversities.

The past year has been difficult as investors everywhere struggled with volatile and uncertain market conditions, which has put a damper on investor confidence. We would like to thank you for your ongoing support of the SSgA Funds. We look forward to continue sharing the benefit of our experience with you and delivering quality products and services.

Sincerely,

James Ross
President
SSgA Funds

President's Letter
3

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SSgA

Emerging Markets Fund

Portfolio Management Discussion and Analysis — August 31, 2008 (Unaudited)

Objective:  The Fund seeks to provide maximum total return, primarily through capital appreciation, by investing primarily in securities of foreign issuers.

Invests in:  Equity securities of foreign issuers domiciled, or having a substantial portion of their business, in countries having a developing or emerging economy or securities market.

Strategy:  The Fund invests in securities of issuers located in emerging market countries. The Fund's management team will evaluate the countries' economic and political climates with prospects for sustained macro and micro economic growth.

Emerging Markets Fund – Institutional Class

Period Ended 8/31/08	Total Return
1 Year	-13.53%
5 Years	23.73	%+
10 Years	17.81	%+

Emerging Markets Fund – Select Class‡

Period Ended 8/31/08	Total Return
1 Year	-13.33%
5 Years	23.86	%+
10 Years	17.87	%+

MSCI Emerging Markets Free Index#

Period Ended 8/31/08	Total Return
1 Year	-9.83%
5 Years	23.89	%+
10 Years	17.72	%+

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssgafunds.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The gross expense ratio for the Emerging Markets Fund Institutional Class and Select Class as stated in the Fees and Expenses table of the prospectus dated December 18, 2007 are 1.28% and 1.07%, respectively.

See related Notes on following page.

Emerging Markets Fund
5

SSgA

Emerging Markets Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2008 (Unaudited)

How did the Fund's performance over the past 12 months compare to its benchmark?

For the twelve months ended August 31, 2008, the SSgA Emerging Markets Fund Institutional Class and Select Class (together, the "Fund") returned -13.53% and -13.33% respectively (assuming reinvestment of dividends and distributions), versus the -9.83% return of the MSCI® Emerging Markets Index (the "Index"). The Fund's performance includes operating expenses, whereas the Index is unmanaged and Index returns do not include expenses of any kind. Indexes cannot be invested in directly and the Index returns reflect all items of income, gain and loss, and the reinvestment of dividends and other income for the securities included in the Index.

Please explain what contributed most and least to the Fund's performance during the previous 12 months.

The Fund seeks to generate performance through country and stock selection. The last 12 months have presented a difficult market environment as many markets had negative returns. Regionally, Latin America was the best performer, while Europe, Middle East and Africa, and Asia declined. From a total return perspective, many of the largest countries in the Fund had negative returns and these led to the fund's decline. These markets would include China, India, Korea, Russia and Taiwan. Among the larger markets, Brazil's gain helped contribute positively to asset returns.

There were several factors behind the Fund's underperformance relative to its benchmark. In Brazil, the Fund was correctly positioned with an overweight as the market performed well. However, stock selection within Brazil lagged the benchmark and this hurt relative performance. Other detractors from relative performance included overweights to Pakistan and Russia as well as an underweight to Mexico. Relative performance was helped by an overweight to Egypt as well as strong stock selection in South Africa.

How did the market conditions and the investment strategies and techniques employed during the previous 12 months impact the Fund's performance?

The year ended August 31, 2008, saw volatility increase across financial markets. The Index performed well in September and October, and then declined over the remaining ten months. Economic conditions became more difficult as high energy and food prices created inflationary pressures and aggravated a slowing global economy. As we moved into the summer of 2008, credit conditions worsened in the U.S. with problems in a number of financial companies and government sponsored enterprises. This environment contributed to a sell off in commodities and general weakness in emerging equity markets and currencies. Political concerns further contributed to weakness in a number of markets like Pakistan, Russia and Thailand. Overall, the past twelve months have witnessed a material increase in volatility and uncertainty compared to just a few years ago. A number of the longer term themes in emerging markets still appear to be in place, such as urbanization, the growth of the emerging middle class and the importance of these markets as a global supplier of commodities.

Notes: The following notes relate to the Growth of $10,000 graph and table on the preceding page.

  *  Assumes initial investment on September 1, 1998.

  #  The MSCI Emerging Markets Free Index is a market capitalization-weighted Index of over 850 stocks traded in 25 world markets.

  +  Annualized.

  ‡  Performance for the Emerging Markets Select Class before its inception (March 1, 2006) is derived from the historical performance of the institutional class.

Performance data reflects an expense limitation currently in effect, without which returns would have been lower.

Investments in emerging market countries involve exposure to economic structures that are generally less diverse and mature, and to political systems which can be expected to have less stability than those of more developed countries. Securities may be less liquid and more volatile than those in US or longer established international markets. The prospectus contains further information and details regarding these risks.

Emerging Markets Fund
6

SSgA

Emerging Markets Fund

Shareholder Expense Example — August 31, 2008 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for both classes is from March 1, 2008 to August 31, 2008.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Institutional Class	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2008	$1,000.00	$1,000.00
Ending Account Value August 31, 2008	$809.10	$1,018.90
Expenses Paid During Period *	$5.64	$6.29

* Expenses are equal to the Fund's expense ratio of 1.24% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Select Class	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2008	$1,000.00	$1,000.00
Ending Account Value August 31, 2008	$810.20	$1,020.01
Expenses Paid During Period *	$4.64	$5.18

* Expenses are equal to the Fund's expense ratio of 1.02% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Emerging Markets Fund
7

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SSgA
Emerging Markets Fund

Schedule of Investments — August 31, 2008

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 88.1%
Argentina - 0.2%
Banco Patagonia SA (Æ)	320,316	3,455
Grupo Clarin Class B (l)	466,957	2,848
		6,303
Bermuda - 0.4%
Credicorp, Ltd.	141,533	9,954
Dufry South America, Ltd. - BDR	244,448	3,704
		13,658
Brazil - 13.3%
Acucar Guarani SA	632,148	2,579
Agrenco Ltd. (Æ)	1,509,092	407
Anglo Ferrous Brazil SA (Æ)	394,378	6,678
Anhanguera Educacional Participacoes SA	318,266	5,467
Banco Bradesco SA - ADR (Ñ)	925,216	17,033
Banco do Brasil SA (Æ)	665,700	9,716
Cia Brasileira de Distribuicao Grupo Pao de Acucar - ADR (Æ)(Ñ)	230,356	9,599
Cia Energetica de Minas Gerais - ADR	507,994	10,963
Cia Paranaense de Energia - ADR (Ñ)	103,166	1,773
Cia Siderurgica Nacional SA - ADR (Ñ)	561,252	19,481
Cia Vale do Rio Doce Class B (Æ)(Ñ)	3,648,419	96,866
Cyrela Brazil Realty SA	796,000	10,006
EDP - Energias do Brasil SA	165,700	2,895
Ez Tec Empreendimentos e Participacoes SA	1,261,788	2,330
General Shopping Brasil SA (Æ)	1,364,359	7,098
Gerdau SA - ADR	1,262,231	23,616
LLX Logistica SA (Æ)	394,378	825
Lojas Renner SA (Æ)	309,130	5,595
LPS Brasil Consultoria de Imoveis SA (Æ)	116,038	1,630
MMX Mineracao e Metalicos SA (Æ)	187,369	1,838
MPX Mineracao e Energia SA (Æ)	24,807	6,986
OGX Petroleo e Gas Participacoes SA (Æ)	11,300	3,995
Perdigao SA - ADR (Æ)(Ñ)	27,415	1,381
Petroleo Brasileiro SA - ADR	3,159,729	147,990
Tecnisa SA - GDR (Æ)	545,963	2,201
Tele Norte Leste Participacoes SA (Æ)	91,013	2,235
Tele Norte Leste Participacoes SA - ADR	418,985	9,729
Tractebel Energia SA (Æ)	460,400	5,691
Weg SA	360,900	3,963
		420,566
China - 8.2%
Angang Steel Co., Ltd. Class H (Æ)(Ñ)	2,516,679	3,420
Anhui Conch Cement Co., Ltd. Class H (Æ)(Ñ)	548,000	2,838

	Principal Amount ($) or Shares	Market Value $
China Coal Energy Co. (Ñ)	5,174,000	8,693
China Communications Construction Co., Ltd. Class H (Ñ)	4,543,524	7,702
China Construction Bank Corp. Class H (Ñ)	36,725,000	29,831
China COSCO Holdings Co., Ltd. Class H (Ñ)	4,880,500	9,313
China Life Insurance Co., Ltd. Class H (Ñ)	5,450,000	20,847
China Merchants Bank Co., Ltd. (Æ)(Ñ)	2,954,000	9,878
China National Materials Co., Ltd. (Æ)	5,059,000	3,362
China Petroleum & Chemical Corp. Class H (Ñ)	7,309,000	7,097
China Railway Construction Corp. (Æ)(Ñ)	4,580,500	6,301
China Shenhua Energy Co., Ltd. (Ñ)	2,472,800	8,467
China Shipping Development Co., Ltd. Class H (Æ)(Ñ)	4,468,000	10,535
China Telecom Corp., Ltd. Class H (Ñ)	5,990,000	3,060
Guangzhou R&F Properties Co., Ltd. (Ñ)	1,804,000	3,131
Harbin Power Equipment Class H	3,936,000	4,868
Industrial & Commercial Bank of China (Ñ)	39,441,000	27,090
Jiangxi Copper Co., Ltd. Class H	2,353,000	3,751
New Oriental Education & Technology Group - ADR (Æ)(Ñ)	75,500	5,595
Parkson Retail Group, Ltd. (Ñ)	3,955,000	5,692
PetroChina Co., Ltd. Class H (Ñ)	20,594,000	26,585
Ping An Insurance Group Co. of China, Ltd. Class H (Ñ)	2,449,500	18,136
Tencent Holdings, Ltd. (Ñ)	1,485,000	12,646
Xinao Gas Holdings, Ltd. (Æ)(Ñ)	2,118,000	3,371
Yanzhou Coal Mining Co., Ltd. Class H (Æ)(Ñ)	3,512,000	6,091
Yingli Green Energy Holding Co., Ltd. - ADR (Æ)(Ñ)	344,800	6,210
Zijin Mining Group Co., Ltd. Class H (Ñ)	6,127,000	4,165
		258,675
Cyprus - 0.0%
Urals Energy PCL (Æ)	360,041	483
Egypt - 1.9%
Egyptian Financial Group-Hermes Holding (Æ)	1,333,976	11,804
El Sewedy Cables Holding Co. (Æ)	477,712	11,868
Maridive & Oil Services	295,470	1,442
Orascom Construction Industries (Æ)	265,721	16,798
Orascom Hotels & Development (Æ)	1	—	±
Orascom Telecom Holding SAE (Æ)	1,004,325	10,243

Emerging Markets Fund

SSgA
Emerging Markets Fund

Schedule of Investments, continued — August 31, 2008

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Orascom Telecom Holding SAE - GDR (Æ)(l)	34,800	1,803
Telecom Egypt (Æ)	1,884,217	5,760
		59,718
Hong Kong - 4.3%
Beijing Enterprises Holdings, Ltd.	1,082,000	4,032
China Everbright, Ltd. (Æ)(Ñ)	2,150,000	3,874
China Mengniu Dairy Co., Ltd.	2,570,000	7,763
China Mobile, Ltd. (Ñ)	5,915,700	67,256
China Overseas Land & Investment, Ltd. (Ñ)	8,658,000	14,430
China Resources Power Holdings Co. (Ñ)	2,764,000	6,831
CNOOC, Ltd. (Ñ)	16,785,500	26,135
GOME Electrical Appliances Holdings, Ltd. (Ñ)	9,104,000	3,736
		134,057
Hungary - 1.8%
Magyar Telekom Telecommunications PLC	1,673,466	8,583
MOL Hungarian Oil and Gas Nyrt (Æ)	139,853	15,038
OTP Bank Nyrt	609,505	27,258
Richter Gedeon Nyrt	26,143	5,169
		56,048
India - 1.4%
Bharat Heavy Electricals, Ltd.	51,340	1,971
Bharti Airtel, Ltd. (Æ)	88,937	1,684
Glenmark Pharmaceuticals, Ltd.	83,180	1,191
Housing Development Finance Corp. (Æ)	96,797	5,114
ICICI Bank, Ltd.	77,322	1,165
ICICI Bank, Ltd. - ADR (Ñ)	72,700	2,255
Indian Hotels Co., Ltd.	306,602	535
Infosys Technologies, Ltd.	145,332	5,745
JSW Steel, Ltd.	38,707	668
Larsen & Toubro, Ltd. (Æ)	40,989	2,400
Maruti Suzuki India, Ltd.	70,026	1,024
Reliance Communications, Ltd. (Æ)	188,009	1,678
Reliance Industries, Ltd. (Æ)	187,303	9,043
Satyam Computer Services, Ltd.	148,627	1,404
Sterlite Industries India, Ltd. (Æ)	96,104	1,362
Sun Pharmaceutical Industries, Ltd. (Æ)	38,057	1,272
Suzlon Energy, Ltd. (Æ)	328,336	1,614
Tata Consultancy Services, Ltd.	32,182	589
Tata Power Co., Ltd. (Æ)	51,140	1,212
Tata Steel, Ltd.	90,332	1,226
		43,152

	Principal Amount ($) or Shares	Market Value $
Indonesia - 3.0%
Aneka Tambang Tbk PT (Æ)	39,913,500	8,194
Astra International Tbk PT	4,216,620	9,525
Bank Central Asia Tbk PT	12,083,000	4,162
Bank Mandiri Persero Tbk PT	12,798,500	3,925
Bank Rakyat Indonesia	8,574,000	5,430
Berlian Laju Tanker Tbk PT	33,977,000	6,519
Berlian Laju Tanker Tbk PT (Ñ)	2,299,000	426
Bumi Resources Tbk PT	41,953,000	24,919
International Nickel Indonesia Tbk PT	3,287,500	1,331
Perusahaan Gas Negara PT	6,732,500	1,868
Tambang Batubara Bukit Asam Tbk PT (Æ)	3,424,500	5,405
Telekomunikasi Indonesia Tbk PT	20,188,500	17,604
United Tractors Tbk PT	6,610,916	6,679
		95,987
Ireland - 0.2%
Dragon Oil PLC	1,095,283	6,281
Israel - 2.4%
Bank Hapoalim BM	641,652	2,505
Bank Leumi Le-Israel BM	730,389	3,013
Elbit Systems, Ltd.	105,649	5,809
Israel Chemicals, Ltd.	1,691,554	28,050
Makhteshim-Agan Industries, Ltd.	1,134,019	7,662
Teva Pharmaceutical Industries, Ltd. - ADR (Ñ)	600,703	28,437
		75,476
Luxembourg - 0.8%
Evraz Group SA - GDR	107,061	8,083
Tenaris SA - ADR	324,100	17,725
		25,808
Malaysia - 0.0%
SP Setia BHD	49	—	±
Mexico - 3.7%
America Movil SAB de CV Series L	775,905	39,866
Cemex SAB de CV - ADR (Æ)(Ñ)	306,321	6,142
Coca-Cola Femsa SAB de CV - ADR (Ñ)	66,600	3,779
Desarrolladora Homex SAB de CV - ADR (Æ)(Ñ)	79,007	4,002
Financiera Independencia SAB de CV (Æ)	704,996	880
Fomento Economico Mexicano SAB de CV - ADR	167,100	7,422
Grupo Elektra SA de CV	90,800	3,364

Emerging Markets Fund

SSgA
Emerging Markets Fund

Schedule of Investments, continued — August 31, 2008

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Grupo Financiero Banorte SAB de CV Class O	1,274,438	5,135
Grupo Mexico SAB de CV	2,849,600	4,697
Grupo Modelo SAB de CV (Æ)	1,082,400	5,232
Grupo Televisa SA (Æ)	591,280	2,736
Grupo Televisa SA - ADR	255,507	5,923
Mexichem SAB de CV	3,028,500	6,977
Telefonos de Mexico SAB de CV	7,747,900	9,547
Wal-Mart de Mexico SAB de CV (Æ)(Ñ)	2,663,550	9,721
		115,423
Netherlands - 0.0%
New World Resources NV (Æ)	35,901	1,015
Nigeria - 0.2%
Guaranty Trust Bank PLC - GDR (l)	573,491	5,379
Pakistan - 1.1%
Bank Alfalah, Ltd.	5,713,660	2,344
Engro Chemical Pakistan, Ltd.	1,591,370	3,804
MCB Bank, Ltd.	2,979,535	9,584
National Bank of Pakistan	1,150,890	1,405
Nishat Mills, Ltd.	732,400	451
Oil & Gas Development Co., Ltd.	1,984,300	2,550
Pakistan Petroleum, Ltd.	1,451,950	4,042
Pakistan State Oil Co., Ltd.	1,374,500	5,056
Pakistan Telecommunication Co., Ltd.	11,068,455	4,579
		33,815
Peru - 0.2%
Cia de Minas Buenaventura SA - ADR	286,140	6,638
Russia - 11.5%
Comstar United Telesystems OJSC - GDR (Æ)	603,119	4,161
Federal Hydrogener (Æ)	146,822,074	9,999
Gazprom OAO - ADR	3,435,482	133,984
Gazpromneft OAO - ADR	362,150	8,221
LSR Group - GDR (l)	337,865	4,054
LUKOIL	25,203	1,874
LUKOIL - ADR	610,495	45,360
Magnit OAO (Æ)	26,721	1,058
Mechel - ADR (Ñ)	220,091	6,017
MMC Norilsk Nickel - ADR	1,044,214	20,634
Mobile Telesystems OJSC - ADR	272,970	18,562
NovaTek OAO - GDR	171,496	12,297
Novolipetsk Steel OJSC - GDR	195,975	7,539
Open Investments	5,265	1,259
Pharmstandard - GDR (Æ)	213,128	5,158
Raspadskaya	116,032	658
Rosneft Oil Co. (Æ)	730,846	6,194
Sberbank	13,035,115	30,678

	Principal Amount ($) or Shares	Market Value $
Severstal-Avto (Æ)	39,777	1,790
Sistema JSFC - GDR (Æ)	129,427	3,220
Tatneft - GDR (Æ)	30,300	3,131
Tatneft - GDR	76,328	7,900
TMK OAO - GDR	26,833	711
Uralkali - GDR (Æ)	161,196	6,906
Vimpel-Communications - ADR	647,690	15,564
VTB Bank OJSC (Æ)	594,130,027	1,616
Wimm-Bill-Dann Foods OJSC	39,111	1,779
Wimm-Bill-Dann Foods OJSC - ADR (Ñ)	12,624	878
		361,202
South Africa - 7.4%
ABSA Group, Ltd.	338,604	4,783
African Bank Investments, Ltd.	1,018,394	3,679
African Rainbow Minerals, Ltd.	321,734	10,842
Anglo Platinum, Ltd.	66,048	8,336
ArcelorMittal South Africa, Ltd.	441,993	10,424
Aveng, Ltd.	863,234	7,417
Discovery Holdings, Ltd.	1	—	±
Exxaro Resources, Ltd.	469,365	6,999
FirstRand, Ltd.	2,335,371	4,969
Impala Platinum Holdings, Ltd.	638,309	18,016
Investec, Ltd.	508,884	3,791
Kumba Iron Ore, Ltd.	275,677	9,014
Liberty Group, Ltd. (Æ)	30,320	278
MTN Group, Ltd. (Æ)	2,011,312	30,845
Murray & Roberts Holdings, Ltd.	671,034	9,053
Naspers, Ltd. Class N	526,826	13,227
Nedbank Group, Ltd. (Æ)	263,698	3,567
Remgro, Ltd.	624,803	15,160
Sanlam, Ltd.	2,247,826	5,178
Sasol, Ltd.	756,024	41,638
Shoprite Holdings, Ltd.	826,515	4,929
Standard Bank Group, Ltd.	1,344,113	15,746
Steinhoff International Holdings, Ltd.	828,939	1,986
Truworths International, Ltd.	1,193,773	4,829
		234,706
South Korea - 12.6%
CJ CheilJedang Corp. (Æ)	8,710	1,894
Daelim Industrial Co. (Ñ)	100,380	6,203
DC Chemical Co., Ltd. (Ñ)	24,910	6,754
Dongbu Insurance Co., Ltd.	232,120	6,504
GS Engineering & Construction Corp. (Ñ)	65,989	5,087
Hana Financial Group, Inc.	219,625	7,738
Hanjin Heavy Industries & Construction Co., Ltd. (Ñ)	89,961	2,473
Hanjin Heavy Industries & Construction Holdings Co., Ltd. (Æ)	25,976	402
Hyundai Department Store Co., Ltd.	84,213	6,872

Emerging Markets Fund

SSgA
Emerging Markets Fund

Schedule of Investments, continued — August 31, 2008

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Hyundai Development Co. (Ñ)	150,878	5,707
Hyundai Heavy Industries (Ñ)	35,573	7,763
Hyundai Mipo Dockyard	79,359	11,387
Hyundai Mobis (Ñ)	106,557	8,851
Hyundai Motor Co. (Ñ)	184,420	12,029
Hyundai Steel Co. (Ñ)	115,670	5,360
Industrial Bank of Korea (Ñ)	328,210	4,709
Kookmin Bank (Ñ)	391,432	21,475
Korea Kumho Petrochemical	88,818	2,476
Korea Line Corp. (Æ)	13,690	2,199
Korea Zinc Co., Ltd. (Ñ)	16,832	1,949
KT&G Corp. (Ñ)	319,230	26,834
LG Chem, Ltd. (Ñ)	150,384	13,009
LG Electronics, Inc. (Ñ)	252,635	23,272
LG Household & Health Care, Ltd. (Ñ)	26,815	4,632
LS Cable, Ltd. (Ñ)	77,872	5,651
NHN Corp. (Æ)(Ñ)	85,047	11,616
POSCO	85,717	36,829
Pusan Bank	418,030	4,645
Samsung Electronics Co., Ltd.	146,501	68,804
Samsung Engineering Co., Ltd.	40,946	2,606
Samsung Fire & Marine Insurance Co., Ltd. (Æ)	34,855	6,329
Samsung Heavy Industries Co., Ltd. (Ñ)	125,050	3,564
Samsung SDI Co., Ltd. (Æ)(Ñ)	48,090	3,653
Shinhan Financial Group Co., Ltd.	461,102	21,101
Shinsegae Co., Ltd.	8,369	4,157
SK Energy Co., Ltd. (Ñ)	125,206	9,830
SK Holdings Co., Ltd. (Ñ)	59,151	5,907
SK Telecom Co., Ltd.	63,909	11,732
STX Engine Co., Ltd.	38,790	747
STX Pan Ocean Co., Ltd. (Ñ)	1,333,900	2,256
Woori Finance Holdings Co., Ltd. (Ñ)	298,690	3,924
		398,930
Sri Lanka - 0.2%
Dialog Telekom, Ltd. (Æ)	56,711,403	5,915
Switzerland - 0.1%
Orascom Development Holding AG (Æ)	39,748	3,572
Taiwan - 7.0%
Acer, Inc.	2,287,105	4,561
Advanced Semiconductor Engineering, Inc. (Æ)	4,007,679	2,909
Asia Cement Corp.	4,043,433	4,458
Asustek Computer, Inc.	2,197,076	5,055
AU Optronics Corp.	8,317,939	9,964
Cathay Financial Holding Co., Ltd. (Æ)	5,951,459	11,489
China Airlines (Æ)	5,813,000	1,939
China Steel Corp. Class H	9,078,289	11,114
Chunghwa Telecom Co., Ltd. (Æ)	4,349,280	10,816

	Principal Amount ($) or Shares	Market Value $
Compal Electronics, Inc. (Æ)	3,546,645	3,170
Far Eastern Department Stores Co., Ltd. (Æ)	2,438,100	1,782
Far Eastern Textile Co., Ltd. (Æ)	4,948,201	4,561
Farglory Land Development Co., Ltd.	387,000	716
First Financial Holding Co., Ltd. (Æ)	6,381,660	4,806
Formosa Chemicals & Fibre Corp. (Æ)	3,038,543	5,215
Formosa Petrochemical Corp.	1,560,000	3,747
Formosa Plastics Corp. (Æ)	3,722,000	7,252
Formosa Taffeta Co., Ltd. (Æ)	2,451,000	1,861
Fubon Financial Holding Co., Ltd. (Æ)	6,005,000	5,091
High Tech Computer Corp. (Æ)	744,302	13,813
HON HAI Precision Industry Co., Ltd.	3,481,666	17,493
Hua Nan Financial Holdings Co., Ltd. (Æ)	3,706,680	2,746
InnoLux Display Corp.	1,852,644	3,018
KGI Securities Co., Ltd. (Æ)	2,625,000	1,301
MediaTek, Inc. (Æ)	801,938	9,207
Powertech Technology, Inc.	1,453,993	4,497
Siliconware Precision Industries Co. (Æ)	4,467,347	6,166
Silitech Technology Corp. (Æ)	690,284	1,987
Taiwan Cooperative Bank (Æ)	4,117,000	3,021
Taiwan Mobile Co., Ltd.	2,958,092	5,308
Taiwan Fertilizer Co., Ltd. Class H (Æ)	1,026,000	3,146
Taiwan Semiconductor Manufacturing Co., Ltd. (Æ)	15,856,662	29,338
Tripod Technology Corp. (Æ)	1,514,035	3,348
U-Ming Marine Transport Corp.	1,358,000	3,578
Wafer Works Corp. (Æ)	705,609	2,380
Wistron Corp.	3,802,695	5,492
Yuanta Financial Holding Co., Ltd.	7,797,220	4,443
		220,788
Thailand - 2.4%
Advanced Info Service PCL	580,800	1,510
Bangkok Bank PCL	2,953,500	10,004
Banpu PCL	1,019,200	11,543
Electricity Generating PCL	682,400	1,548
Kasikornbank PCL	3,629,500	7,537
Krung Thai Bank PCL (Æ)	18,358,300	4,075
Land and Houses PCL	5,007,700	968
Minor International PCL (Æ)	8,116,392	3,034
PTT Aromatics & Refining PCL	5,213,348	3,289
PTT Chemical PCL	2,161,454	4,766
PTT PCL	1,631,233	12,577
Siam Cement PCL	188,700	904
Thai Oil PCL	1,805,218	2,623
Thoresen Thai Agencies PCL	3,866,000	4,262
Total Access Communication PCL (Ñ)	3,010,100	3,799
True Corp. PCL	41,732,700	3,218
		75,657

Emerging Markets Fund

SSgA
Emerging Markets Fund

Schedule of Investments, continued — August 31, 2008

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Turkey - 3.1%
Akbank TAS	1,705,338	8,769
Anadolu Efes Biracilik Ve Malt Sanayii AS (Æ)	645,059	6,952
Asya Katilim Bankasi AS	1,080,517	2,355
Aygaz AS (Æ)	148,458	396
BIM Birlesik Magazalar AS (Æ)	112,296	4,355
Enka Insaat ve Sanayi AS (Æ)	546,186	4,877
Eregli Demir ve Celik Fabrikalari TAS (Æ)	1,176,368	7,923
Finans Finance Kirala (Æ)	68,315	251
Ford Otomotiv Sanayi AS	340,504	2,627
Haci Omer Sabanci Holding AS (Æ)	874,911	3,691
KOC Holding AS	948,134	3,312
Petrol Ofisi AS (Æ)	48,217	252
Tekfen Holding AS	243,223	1,673
Tofas Turk Otomobil Fabrikasi AS	467,884	1,576
Tupras Turkiye Petrol Rafine (Æ)	242,668	5,696
Turk Sise ve Cam Fabrikalari AS (Æ)	1,112,019	1,499
Turk Telekomunikasyon AS (Æ)	857,372	3,049
Turkcell Iletisim Hizmet AS (Æ)	1,382,497	9,190
Turkiye Garanti Bankasi AS (Æ)	2,362,606	7,019
Turkiye Halk Bankasi AS	558,379	3,081
Turkiye Is Bankasi Class C (Æ)	2,189,236	10,427
Turkiye Sinai Kalkinma Bankasi AS (Æ)	1,470,420	1,371
Turkiye Vakiflar Bankasi TAO Class D (Æ)	732,171	1,383
Yapi ve Kredi Bankasi AS	3,415,168	7,590
		99,314
United Arab Emirates - 0.2%
DP World, Ltd. (Æ)	6,336,348	5,386
United Kingdom - 0.1%
Anglo American PLC	78,022	4,124
United States - 0.4%
Southern Copper Corp. (Ñ)	447,103	11,415
Total Common Stocks (cost $2,261,884)		2,779,491
Preferred Stocks - 3.9%
Brazil - 3.4%
Banco Cruzeiro do Sul SA Class Preferenc	929,498	3,707
Banco Daycoval SA Class Preferenc	711,413	4,111
Banco Industrial e Comercial SA (Æ)	302,232	1,496
Banco Itau Holding Financeira SA	1,549,425	29,230
Banco Pine SA	602,264	3,344
Banco Sofisa SA	1,068,818	4,256
Bradespar SA (Æ)	256,200	5,124

	Principal Amount ($) or Shares	Market Value $
Brasil Telecom SA	385,534	3,964
Cia de Transmissao de Energia Eletrica Paulista	214,840	6,068
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA (Æ)	198,437	3,677
NET Servicos de Comunicacao SA (Æ)	1	—	±
Petroleo Brasileiro SA (Æ)	212,600	4,552
Sadia SA	1,679,690	11,098
Ultrapar Participacoes SA	346,700	12,451
Usinas Siderurgicas de Minas Gerais SA	346,050	12,144
		105,222
South Korea - 0.5%
Hyundai Motor Co.	72,100	1,773
LG Electronics, Inc.	25,720	1,167
Samsung Electronics Co., Ltd. (Ñ)	35,802	11,917
		14,857
Total Preferred Stocks (cost $105,802)		120,079
Warrants & Rights - 0.0%
Malaysia - 0.0%
IJM Land (Æ) 2008 Warrants	33,679	2
Total Warrants & Rights (cost $0)		2
Short-Term Investments - 7.0%
United States - 7.0%
Bank of America Corp. (ÿ)(Ê) Series BKNT
2.862% due 03/27/09	28,000	27,953
2.862% due 05/29/09	40,000	39,912
SSgA Prime Money Market Fund	153,758,743	153,759
Total Short-Term Investments (cost $221,759)		221,624
Other Securities - 8.4%
State Street Navigator Securities Prime Lending Portfolio (d)	265,651,855	265,652
Total Other Securities (cost $265,652)		265,652
Total Investments - 107.4% (identified cost $2,855,097)		3,386,848
Other Assets and Liabilities, Net - (7.4%)		(232,115)
Net Assets - 100.0%		3,154,733

A portion of the portfolio has been fair valued as of period end.

See accompanying notes which are an integral part of the financial statements.

Emerging Markets Fund

SSgA
Emerging Markets Fund

Schedule of Investments, continued — August 31, 2008

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount $	Unrealized Appreciaion (Depreciation) $
Long Positions
MSCI Taiwan Index expiration date 09/08	2,932	79,662	752
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)			752

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	53,488	MYR	174,479	09/18/08	(2,062)
USD	23,421	ZAR	183,904	09/18/08	350
BRL	1,528	USD	944	09/02/08	6
ZAR	183,904	USD	23,238	09/18/08	(532)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts					(2,238)

See accompanying notes which are an integral part of the financial statements.

Emerging Markets Fund
14

SSgA
Emerging Markets Fund

Schedule of Investments, continued — August 31, 2008

Amounts in thousands

Index Swap Contracts

Fund Receives Underlying Security	Counter Party	Notional Amount $	Fund Pays Floating Rate	Termination Date	Unrealized Appreciation (Depreciation) $
MSCI Egypt Gross Dividends Reinvested	Merrill Lynch	10,690	3 Month USD LIBOR- BBA minus 2.50%	04/13/09	(1,198)
MSCI Egypt Gross Dividends Reinvested	Merrill Lynch	11,900	3 Month USD LIBOR- BBA minus 3.75%	07/02/09	(1,644)
MSCI India Gross Dividends Reinvested	Morgan Stanley	13,808	3 Month USD LIBOR- BBA minus 4.00%	01/29/09	765
MSCI India Gross Dividends Reinvested	Deutsche Bank	7,991	3 Month USD LIBOR- BBA minus 4.45%	03/27/09	220
MSCI India Gross Dividends Reinvested	Deutsche Bank	11,021	3 Month USD LIBOR- BBA minus 3.25%	04/24/09	(566)
MSCI India Gross Dividends Reinvested	Morgan Stanley	10,089	3 Month USD LIBOR- BBA minus 3.00%	04/30/09	(130)
MSCI India Gross Dividends Reinvested	Deutsche Bank	20,487	3 Month USD LIBOR- BBA minus 4.05%	06/26/09	(460)
MSCI Poland Gross Dividends Reinvested	Merrill Lynch	2,095	3 Month USD LIBOR- BBA minus 2.50%	01/12/09	(63)
MSCI Thailand Free Gross Dividends Reninvested	Citigroup	1,571	3 Month USD LIBOR- BBA minus 1.50%	05/29/09	(6)
MSCI Turkey Free Gross Dividends Reinvested	Deutsche Bank	1,229	3 Month USD LIBOR- BBA minus 1.50%	07/14/09	165
Total Unrealized Appreciation/(Depreciation) on Open Index Swap Contracts					(2,917)

A portion of the portfolio has been fair valued as of period end.

See accompanying notes which are an integral part of the financial statements.

Emerging Markets Fund
15

SSgA
Emerging Markets Fund

Schedule of Investments, continued — August 31, 2008

Industry Diversification (Unaudited)	% of Net Assets	Market Value $(000)
Consumer Discretionary`	4.1	128,490
Consumer Staples	3.6	112,292
Energy	18.0	568,452
Financials	26.5	835,559
Health Care	1.3	41,227
Industrials	6.7	211,725
Information Technology	7.6	238,772
Materials	18.9	596,692
Telecommunication Services	10.1	320,064
Utilities	2.2	67,921
Warrants & Rights	—	2
Other Securities	8.4	265,652
Total Investments	107.4	3,386,848
Other Assets and Liabilities, Net	(7.4)	(232,115)
Net Assets	100.0	3,154,733
Geographic Diversification (Unaudited)	% of Net Assets	Market Value $(000)
Africa	7.6	240,085
Asia	40.6	1,281,835
Europe	17.6	553,723
Latin America	21.2	667,810
Middle East	4.5	140,580
Other Regions	7.4	233,039
United Kingdom	0.1	4,124
Other Securities	8.4	265,652
Total Investments	107.4	3,386,848
Other Assets and Liabilities, Net	(7.4)	(232,115)
Net Assets	100.0	3,154,733

See accompanying notes which are an integral part of the financial statements.

Emerging Markets Fund
16

SSgA
Emerging Markets Fund

Presentation of Portfolio Holdings — August 31, 2008

Categories	% of Net Assets
Argentina	0.2
Bermuda	0.4
Brazil	13.3
China	8.2
Cyprus	—	*
Egypt	1.9
Hong Kong	4.3
Hungary	1.8
India	1.4
Indonesia	3.0
Ireland	0.2
Israel	2.4
Luxembourg	0.8
Malaysia	—	*
Mexico	3.7
Netherlands	—	*
Nigeria	0.2
Pakistan	1.1
Peru	0.2
Russia	11.5
South Africa	7.4
South Korea	12.6
Sri Lanka	0.2
Switzerland	0.1
Taiwan	7.0
Thailand	2.4
Turkey	3.1
United Arab Emirates	0.2
United Kingdom	0.1
United States	0.4
Preferred Stock	3.9
Warrants & Rights	—	*
Short-Term Investments	7.0
Other Securities	8.4
Total Investments	107.4
Other Assets and Liabilities, Net	(7.4)
	100.0
Futures Contracts	—	*
Foreign Currency Exchange Contracts	(0.1)
Index Swap Contracts	(0.1)

* Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

Emerging Markets Fund
17

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SSgA

International Stock Selection Fund

Portfolio Management Discussion and Analysis — August 31, 2008 (Unaudited)

Objective:  The Fund seeks to provide long-term capital growth by investing primarily in securities of foreign issuers.

Invests in:  Primarily equity securities of foreign issuers.

Strategy:  The management team utilizes a proprietary bottom-up stock selection process that is based on a quantitative multi-factor model used to select the best securities within each underlying country in the MSCI EAFE Index. Portfolio construction focuses on strong risk controls relative to the benchmark, specifically controls for country and size exposures.

International Stock Selection Fund – Institutional Class

Period Ended 8/31/08	Total Return
1 Year	-16.20%
5 Years	14.95	%+
Inception	7.30	%+

International Stock Selection Fund – Class R‡

Period Ended 8/31/08	Total Return
1 Year	-16.46%
5 Years	14.40	%+
Inception	6.80	%+

MSCI® EAFE® Index (Net dividend)#

Period Ended 8/31/08	Total Return
1 Year	-14.41%
5 Years	13.86	%+
Inception	6.34	%+

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssgafunds.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The total gross expense ratio for the International Stock Selection Fund Institutional Class and Class R as stated in the Fees and Expenses table of the prospectus dated December 18, 2007 are 1.18% and 1.67%, respectively.

See related Notes on page 20.

International Stock Selection Fund
19

SSgA

International Stock Selection Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2008 (Unaudited)

How did the Fund's performance over the past 12 months compare to its benchmark?

For the twelve months ended August 31, 2008, the SSgA International Stock Selection Fund Institutional Class and Class R (together, the "Fund") returned -16.20% and -16.46% respectively (assuming reinvestment of dividends and distributions), versus the -14.41% return of the MSCI® EAFE® (Net Dividend) Index (the "Index"). The Fund's performance includes operating expenses, whereas the Index is unmanaged and Index returns do not include expenses of any kind. Indexes cannot be invested in directly and the Index returns reflect all items of income, gain and loss, and the reinvestment of dividends and other income for the securities included in the Index.

Please explain what contributed most and least to the Fund's performance during the previous 12 months.

Returns in the Fund for the fiscal year were driven primarily by stock selection decisions. The Fund outperformed in four out of ten sectors. Stock selection was particularly strong within the consumer discretionary, information technology, and materials sectors. Overweight positions in Volkswagen and Game Group boosted the consumer discretionary sector. German-based auto manufacturer, Volkswagen, rose on news of takeover speculation from Porsche. Information technology benefited from holdings in French video game maker Ubisoft. Finally, the Fund's overweight position in Rio Tinto helped to solidify gains in the materials sector.

However, unfavorable stock selection in health care, financials, and utilities more than offset the gains mentioned above. The health care sector lagged due to underweight positions in large cap pharmaceuticals, specifically Novartis and AstraZeneca which staged a comeback over the year. The financial sector was broadly impacted by the headwinds facing global credit markets. The Fund's holdings of Barclays and Swiss Re were negatively impacted in the financial sector as a result. Utilities lagged with overweight positions in several power generation firms, including Spain-based Endesa and German-based RWE pressuring results.

Overall, the performance of the Fund's Stock Selection model was neutral over the twelve months ended August 31, 2008. Forward earnings yield produced negative quintile spreads and information coefficients, mainly driven by lower P/E companies' significant exposure to credit, as such the factor has been hurt particularly strongly since the sub-prime/credit crisis began. The onset of the credit crisis has turned investors' attention to companies with good quality stable earnings — earnings coming from cash — and strong growth outlook with positive momentum. Our growth capability factor, earnings trend indicator (ETI), and momentum factors posted very strong quintile spreads and high predictability as a result. Conversely, our Price to Book adjusted for Return on Equity factor suffered. While good return on equity was important to investors, concerns about valuation sank Price/Book causing this factor to underperform significantly.

How did the market conditions and the investment strategies and techniques employed during the previous 12 months impact the Fund's performance?

The Fund employs a core, risk-managed investment methodology that derives excess returns relative to the benchmark entirely from individual stock allocations versus specific sector, style or thematic biases. Consequently, the Fund does not rely upon broader market returns to drive performance from period to period. Further, the Fund's investment approach selects stocks based on valuation, quality and sentiment. Specifically, the Fund seeks to own high quality stocks with strong cash flow available to sustain future growth, those that are inexpensive on a price-to-earnings basis, as well as those with favorable growth prospects.

The twelve months ended August 31, 2008, was a challenging period for U.S. equity strategies. The sub-prime related credit crisis that forced many investors to raise liquidity due to losses in their fixed income portfolios and/or changes to their risk budgets, shocked quantitative equity strategies in November 2007. The turn of the calendar into 2008 unleashed a fresh burst of profit-taking, a move that reached its lowest point with the unwinding of rogue trading positions at a major French bank in mid-January. The disarray was great enough to prompt an inter-meeting rate cut from the Federal Reserve, and once again equity markets attempted to rebuild their sense of equilibrium. By mid-March, the complexity and illiquidity of many long-term mortgage assets made reasonable transactions all but impossible, and the major Wall Street house of Bear Stearns could no longer fund its own business

International Stock Selection Fund
20

SSgA

International Stock Selection Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2008 (Unaudited)

and had no choice but to sell to JP Morgan at the price of $10 per share.

The second quarter opened on a hopeful note, with official liquidity facilities providing relief to financial institutions and credit markets stabilizing in the wake of the Bear Stearns merger into JPMorgan. But the inexorable upward march of crude oil prices, which saw double-digit gains in both April and May, exacerbated inflation concerns as summer approached.

At the onset of the second half of 2008, prospects for moderating summer heat initiated a steep correction in U.S. natural gas prices. The downturn spread quickly to other commodities at mid-month, when testimony from Federal Reserve Chairman Ben Bernanke indicated a less robust assessment of U.S. economic growth. Further concerns over U.S. housing caused increasing concerns for beleaguered U.S. mortgage agencies. Heightened fears that Fannie and Freddie were heading towards insolvency prompted a swift official response. The U.S. Treasury proposed formal financial backstops for the agencies. The firm indication of U.S. support for Fannie and Freddie, together with a Securities and Exchange Commission order intended to curb short sales in several key financial stocks, sparked a vicious rally in shares of banks and brokers.

While the rebound in financials was sharp, it did not come close to recovering the brutal losses that the sector suffered in the first half of 2008. Moreover, newly developing weakness in 2008 winners, like energy, materials, and utility shares, prevented many broad equity averages from ending July with a positive return.

As we moved into August 2008, commodity prices remained on the defensive. Paced by a refreshing burst of interest in consumer stocks, most US stocks held well above their July lows throughout August.

The Fund is challenged during economic inflection points when analysts change their company earnings estimates to reflect a change in the macroeconomic environment, as the Fund's models typically do not react immediately to this fundamental change and adjust accordingly. The previous 12 months have been especially turbulent as investors have been trying to assess the future economic prospects.

Notes: The following notes relate to the Growth of $10,000 graph and tables on page 18.

  *  Assumes initial investment on September 1, 1998.

  #  The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The Index is a trademark of Morgan Stanley Capital International. As of June 2007, the MSCI EAFE Index consisted of 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The Index is unmanaged and cannot be invested in directly.

  +  Annualized.

  ‡  Performance for the International Stock Selection Fund Class R before its inception (May 14, 2004) is derived from the historical performance of the institutional class, adjusted for the higher operating expenses related to distribution and shareholder servicing.

Performance data reflects an expense limitation currently in effect, without which returns would have been lower.

Investments in securities of non-US issuers and foreign currencies involve investment risks different from those of US issuers.

The Prospectus contains further information and details regarding these risks.

International Stock Selection Fund
21

SSgA

International Stock Selection Fund

Shareholder Expense Example — August 31, 2008 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for both classes is from March 1, 2008 to August 31, 2008.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Institutional Class	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2008	$1,000.00	$1,000.00
Ending Account Value August 31, 2008	$916.10	$1,020.11
Expenses Paid During Period *	$4.82	$5.08

* Expenses are equal to the Fund's expense ratio of 1.00% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

Class R	Actual Performance	Hypothetical Performance (5% return before expense)
Beginning Account Value March 1, 2008	$1,000.00	$1,000.00
Ending Account Value August 31, 2008	$914.60	$1,018.15
Expenses Paid During Period *	$6.69	$7.05

* Expenses are equal to the Fund's expense ratio of 1.39% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the period since inception). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

International Stock Selection Fund
22

SSgA
International Stock Selection Fund

Schedule of Investments — August 31, 2008

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 98.4%
Australia - 6.3%
Commonwealth Bank of Australia (Ñ)	562,237	20,243
Incitec Pivot, Ltd.	131,208	17,784
Newcrest Mining, Ltd. (Æ)	407,731	9,642
Rio Tinto, Ltd. (Ñ)	227,052	24,520
Stockland (ö)(Ñ)	1,802,856	8,053
Westpac Banking Corp. (Ñ)	949,494	18,962
Woolworths, Ltd. (Ñ)	625,385	15,048
		114,252
Belgium - 0.3%
Fortis	367,782	5,118
Bermuda - 0.6%
Esprit Holdings, Ltd. (Ñ)	1,439,800	11,910
Denmark - 2.8%
Danske Bank A/S	487,600	13,781
Novo Nordisk A/S	208,950	11,617
Vestas Wind Systems A/S (Æ)	189,850	25,778
		51,176
Finland - 1.2%
Konecranes Oyj	361,398	11,934
UPM-Kymmene Oyj	592,883	10,144
		22,078
France - 11.3%
AXA SA (Æ)(Ñ)	524,336	16,826
BNP Paribas	122,827	11,085
Casino Guichard Perrachon SA (Æ)(Ñ)	166,930	16,344
CNP Assurances (Æ)	92,061	11,076
Eutelsat Communications	294,743	8,177
France Telecom SA (Ñ)	768,240	22,678
Gaz de France SA (Ñ)	722,837	41,669
Sanofi-Aventis SA	170,847	12,129
Total SA	603,602	43,394
UBISOFT Entertainment (Æ)(Ñ)	92,932	8,702
Vivendi	378,862	14,652
		206,732
Germany - 9.0%
Allianz SE	123,658	20,654
BASF SE (Æ)	453,168	26,124
Bayer AG (Æ)	176,763	14,005
Daimler AG (Æ)	269,370	15,744
K+S AG (Æ)	85,664	10,379
RWE AG	269,970	29,119
SAP AG (Ñ)	212,236	11,886
ThyssenKrupp AG	226,467	11,341
Volkswagen AG (Æ)(Ñ)	83,347	24,916
		164,168

	Principal Amount ($) or Shares	Market Value $
Hong Kong - 4.3%
BOC Hong Kong Holdings, Ltd. (Ñ)	12,383,000	27,605
Cheung Kong Holdings, Ltd.	243,000	3,468
Hang Seng Bank, Ltd. (Ñ)	1,157,700	22,886
Hong Kong Exchanges and Clearing, Ltd. (Ñ)	547,700	7,092
Hutchison Whampoa, Ltd.	1,060,000	9,849
New World Development, Ltd. (Ñ)	3,270,000	4,971
Sun Hung Kai Properties, Ltd. (Ñ)	222,000	3,037
		78,908
Italy - 1.7%
ENI SpA	970,100	31,587
Japan - 21.8%
Asahi Breweries, Ltd. (Ñ)	758,500	13,997
Astellas Pharma, Inc.	236,100	10,634
Bank of Yokohama, Ltd. (The) (Ñ)	2,135,000	11,413
Canon, Inc.	209,200	9,361
Central Japan Railway Co.	2,214	23,081
Chubu Electric Power Co., Inc.	420,500	10,023
Chugai Pharmaceutical Co., Ltd. (Æ)(Ñ)	636,800	10,513
Credit Saison Co., Ltd. (Æ)(Ñ)	420,100	8,539
Fujitsu, Ltd. (Ñ)	3,224,000	22,262
Honda Motor Co., Ltd.	742,400	24,169
ITOCHU Corp.	2,218,000	17,850
Kyocera Corp. (Ñ)	134,200	11,235
Matsushita Electric Industrial Co., Ltd.	1,228,000	25,257
Mazda Motor Corp. (Ñ)	3,150,000	16,813
Mitsubishi Corp.	770,600	21,340
Mitsubishi Electric Corp.	1,405,000	11,976
Mitsubishi Estate Co., Ltd. (Ñ)	188,000	4,168
Mitsui OSK Lines, Ltd. (Ñ)	1,904,000	22,655
Nippon Telegraph & Telephone Corp.	6,616	32,482
NTT Data Corp. Class H (Ñ)	3,644	14,970
NTT DoCoMo, Inc.	10,042	15,817
ORIX Corp. (Ñ)	116,110	14,277
Ricoh Co., Ltd.	1,023,000	16,834
Sumitomo Electric Industries, Ltd.	952,200	10,910
Takeda Pharmaceutical Co., Ltd.	196,400	10,241
UNY Co., Ltd. (Æ)(Ñ)	760,000	8,340
		399,157
Netherlands - 2.9%
ING Groep NV (Ñ)	323,637	10,137
Koninklijke Ahold NV	902,932	11,265
Koninklijke Philips Electronics NV	384,966	12,508
Unilever NV	692,145	19,119
		53,029
Norway - 1.2%
StatoilHydro ASA (Æ)(Ñ)	693,350	21,309

International Stock Selection Fund
23

SSgA
International Stock Selection Fund

Schedule of Investments, continued — August 31, 2008

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Spain - 5.2%
Banco Bilbao Vizcaya Argentaria SA (Ñ)	1,878,915	31,738
Banco Santander SA	2,620,232	44,569
Telefonica SA	737,047	18,235
		94,542
Sweden - 2.5%
Alfa Laval AB (Æ)(Ñ)	1,229,100	16,802
Nordea Bank AB (Ñ)	2,181,915	29,069
		45,871
Switzerland - 9.2%
ABB, Ltd. (Æ)	891,867	21,859
Baloise Holding AG (Æ)	170,385	14,570
Nestle SA	539,564	23,777
Novartis AG	722,146	40,302
Roche Holding AG	118,128	19,913
Swiss Reinsurance	129,751	8,010
Syngenta AG (Æ)	73,885	19,833
Zurich Financial Services AG	77,056	20,117
		168,381
United Kingdom - 17.2%
Aggreko PLC	573,726	7,528
Antofagasta PLC	820,718	9,240
Atkins WS PLC	440,254	7,447
Barclays PLC	1,217,074	7,838
BHP Billiton PLC	1,026,614	32,148
BP PLC	3,353,889	32,251
British American Tobacco PLC	423,580	14,343
British Energy Group PLC Class H	698,753	9,365
Centrica PLC	2,671,502	15,900
Compass Group PLC	2,046,035	13,625
Game Group PLC (The)	2,574,230	12,608
GlaxoSmithKline PLC	955,682	22,494
Imperial Tobacco Group PLC	494,844	16,322
Man Group PLC	1,366,226	14,124
Mondi PLC (Æ)	1,410,941	8,374
Reckitt Benckiser Group PLC	429,512	21,725
Royal Bank of Scotland Group PLC	1,450,035	6,210
Royal Dutch Shell PLC Class A (Ñ)	474,357	16,580
SABMiller PLC	673,084	14,453
Scottish & Southern Energy PLC	298,844	7,870
Vodafone Group PLC	9,248,204	23,688
		314,133

	Principal Amount ($) or Shares	Market Value $
United States - 0.9%
Synthes, Inc.	115,157	15,920
Total Common Stocks (cost $1,862,374)		1,798,271
Short-Term Investments - 1.2%
United States - 1.2%
SSgA Prime Money Market Fund	21,260,911	21,261
Total Short-Term Investments (cost $21,261)		21,261
Other Securities - 8.8%
State Street Navigator Securities Prime Lending Portfolio (d)	160,816,491	160,816
Total Other Securities (cost $160,816)		160,816
Total Investments - 108.4% (identified cost $2,044,451)		1,980,348
Other Assets and Liabilities, Net - (8.4%)		(153,980)
Net Assets - 100.0%		1,826,368

See accompanying notes which are an integral part of the financial statements.

International Stock Selection Fund
24

SSgA
International Stock Selection Fund

Schedule of Investments, continued — August 31, 2008

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount EUR	Unrealized Appreciaion (Depreciation) $
Long Positions
MSCI Pan Euro Index (EMU) expiration date 09/08	275	7,871	30
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)			30

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	3,990	EUR	2,700	09/19/08	(33)
USD	3,916	GBP	2,100	09/19/08	(94)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts					(127)

Industry Diversification (Unaudited)	% of Net Assets	Market Value $(000)
Consumer Discretionary	7.8	142,499
Consumer Staples	9.9	180,018
Energy	7.9	145,121
Financials	23.5	429,485
Health Care	8.4	153,763
Industrials	11.6	211,070
Information Technology	5.9	107,758
Materials	10.6	193,534
Short-Term Investments	1.2	21,261
Telecommunication Services	6.6	121,077
Utilities	6.2	113,946
Other Securities	8.8	160,816
Total Investments	108.4	1,980,348
Other Assets and Liabilities, Net	(8.4)	(153,980)
Net Assets	100.0	1,826,368
Geographic Diversification (Unaudited)	% of Net Assets	Market Value $(000)
Asia	10.6	193,160
Europe	47.3	863,991
Japan	21.9	399,157
Latin America	0.6	11,910
Other Regions	2.0	37,181
United Kingdom	17.2	314,133
Other Securities	8.8	160,816
Total Investments	108.4	1,980,348
Other Assets and Liabilities, Net	(8.4)	(153,980)
Net Assets	100.0	1,826,368

See accompanying notes which are an integral part of the financial statements.

International Stock Selection Fund
25

SSgA
International Stock Selection Fund

Presentation of Portfolio Holdings — August 31, 2008

Categories	% of Net Assets
Australia	6.3
Belgium	0.3
Bermuda	0.6
Denmark	2.8
Finland	1.2
France	11.3
Germany	9.0
Hong Kong	4.3
Italy	1.7
Japan	21.8
Netherlands	2.9
Norway	1.2
Spain	5.2
Sweden	2.5
Switzerland	9.2
United Kingdom	17.2
United States	0.9
Short-Term Investments	1.2
Other Securities	8.8
Total Investments	108.4
Other Assets and Liabilities, Net	(8.4)
	100.0
Futures	—	*
Foreign Currency Exchange Contracts	(—	*)

* Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

International Stock Selection Fund
26

SSgA

International Growth Opportunities Fund

Portfolio Management Discussion and Analysis — August 31, 2008 (Unaudited)

Objective:  The Fund seeks to provide long-term capital growth by investing primarily in securities of foreign issuers.

Invests in:  Primarily securities of foreign issuers included in the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI® EAFE®) Index.

Strategy:  The Fund will attempt to meet its objective through the active selection of foreign equity securities based on the fundamental analysis of companies and investment themes. The investment approach is defined predominantly by a bottom-up stock selection process, informed by a top-down macroeconomic outlook.

International Growth Opportunities Fund

Period Ended 8/31/08	Total Return
1 Year	-11.75%
5 Years	11.42	%+
10 Years	5.66	%+

MSCI® EAFE® Index (Net dividend)#

Period Ended 8/31/08	Total Return
1 Year	-14.41%
5 Years	13.86	%+
10 Years	6.34	%+

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssgafunds.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The gross expense ratio for the International Growth Opportunities Fund as stated in the Fees and Expenses table of the prospectus dated December 18, 2007 is 1.61%.

See related Notes on page 28.

International Growth Opportunities Fund
27

SSgA

International Growth Opportunities Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2008 (Unaudited)

How did the Fund's performance over the past 12 months compare to its benchmark?

For the 12 months ended August 31, 2008, the SSgA International Growth Opportunities Fund (the "Fund") returned -11.76% (assuming reinvestment of dividends and distributions) versus the -14.41% return of the MSCI® EAFE® (Net Dividend) Index (the "Index"). The Fund's performance includes operating expenses, whereas the Index is unmanaged and Index returns do not include expenses of any kind. Indexes cannot be invested in directly Index returns reflect all items of income, gain and loss, and the reinvestment of dividends and other income for the securities included in the Index.

Please explain what contributed most and least to the Fund's performance during the previous 12 months.

The Fund's performance during the 12 months ended August 31, 2008, was primarily impacted by stock selection. Specifically, stock selection in financials, materials, and consumer discretionary led the Fund's outperformance relative to the Index. The largest positive contributors were Rio Tinto, Syngenta, Suez, Hang Seng Bank, and Suntech Power Holdings. By region, the Fund's positioning in Europe was the largest contributor to performance during the fiscal year.

Stock selection in industrials, technology, and health care had the most negative impact on performance. On a stock level, the largest detractors were Samsung Electronics, Fubon Financial Holding, Komatsu, and Mizuho Financial Group.

How did the market conditions and the investment strategies and techniques employed during the previous 12 months impact the Fund's performance?

Developed equity markets during the 12 months ended August 31, 2008, were dominated by sustained volatility ignited by a deepening financial crisis, rising commodity prices, mounting inflationary fears, and increasing pessimism on the global economy. The troubled financials sector led the downward trend in the equity markets as it continued to reel from the sub-prime mortgage crisis that began in the U.S. and reverberated across the rest of the world. The Fund remained broadly diversified in high quality companies with sustainable growth prospects, a strategy that proved to be resilient over the past 12 months against a market environment of broad uncertainty.

The Index rallied to a 5-year high in the first 3 months, encouraged by aggressive rate cuts by the U.S. Federal Reserve Bank and injections of liquidity from the European Central Bank (the "ECB") and other central banks. The Fund modestly underperformed the Index during this period. The market rally, however, did not last long. Over the next several months, the markets witnessed massive trading losses by French bank Societe Generale and the takeover of Bear Stearns investment bank by JP Morgan, more interest rate cuts by the U.S. Federal Reserve Bank Board of Governors (the "Fed"), declining consumer sentiment, and volatility of commodity prices. The only relief for unhedged US investors investing in EAFE markets was the U.S. dollar, which steadily declined for most of the fiscal year and masked some of the equity losses. In contrast to the accommodative US Fed, the ECB offered no hints of upcoming accommodations and raised interest rates to 4.25% on July 3, still clearly focused on containing inflation rather than supporting growth. The economic picture in Japan showed no exception to the less optimistic global trend, as the job market remains tepid and confidence indicators have been eroding. Although Japanese financial institutions appeared to have relatively little exposure to the credit problems that were burdening many western firms, investors were still reluctant to look to Japanese stocks with much enthusiasm given the fragile state of the local economy. In essence, there were few safe havens in the increasingly uncertain market environment.

As the financial crisis continued to unfold, the Index registered a -17% decline from January 1, 2008, through the end of August. Defensive sectors such as health care and utilities were the top performers in the Index while financials, telecommunications, consumer discretionary and industrials were the worst performers. The Fund outperformed in the last nine months of the Fund's fiscal year, led by strong stock selection in some of the worst performing sectors of the market, namely consumer discretionary and financials.

For the 12 months ended August 31, 2008, the Fund outperformed the Index, driven largely by the Fund's positioning in financials, materials, and consumer discretionary. In financials, Fund performance was helped by Hang Seng Bank and other commercial bank holdings that held up better relative to the broad weakness in the

International Growth Opportunities Fund
28

SSgA

International Growth Opportunities Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2008 (Unaudited)

financial sector. A recent addition to the Fund, capital markets holding UBS was the second largest contributor among financials. In the materials sector, diversified miner Rio Tinto and agrichemical company Syngenta led the upside, posting superior returns. An underweight to consumer discretionary also contributed positively to performance, as deteriorating economic conditions and declining consumer sentiment weighed heavily on the sector. Offsetting some of the Fund's positive performance was poor stock selection in industrials and an overweight to that sector. The recent slide in commodity prices over the summer raised concerns over global economic growth, and in particular, slowing infrastructure spending by emerging economies like China and India. Fund holdings that were leveraged to global infrastructure build-out such as construction and mining equipment manufacturer Komatsu and Japanese trading company Mitsui & Co. were the hardest hit. Stock selection in technology and health care also detracted from performance, led by Samsung Electronics and Nobel Biocare Holding.

While the global equity markets have been roiled by a storm of negative events and headline risk over the past fiscal year, the Fund has remained focused on its long-term investment philosophy, which emphasizes high quality companies with sustainable earnings growth. This has had a positive impact on Fund performance over the last 12 months.

Notes: The following notes relate to the Growth of $10,000 graph and tables on page 26.

  *  Assumes initial investment on September 1, 1998.

  #  The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. As of June 2007, the MSCI EAFE Index consisted of 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The Index is unmanaged and can be invested in directly.

  +  Annualized.

Performance data reflects an expense limitation currently in effect, without which returns would have been lower.

Investments in securities of non-US issuers and foreign currencies involve investment risks different from those of US issuers.

The Prospectus contains further information and details regarding these risks.

International Growth Opportunities Fund
29

SSgA

International Growth Opportunities Fund

Shareholder Expense Example — August 31, 2008 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from March 1, 2008 to August 31, 2008.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2008	$1,000.00	$1,000.00
Ending Account Value August 31, 2008	$920.90	$1,019.61
Expenses Paid During Period *	$5.31	$5.58

* Expenses are equal to the Fund's expense ratio of 1.10% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

International Growth Opportunities Fund
30

SSgA
International Growth Opportunities Fund

Schedule of Investments — August 31, 2008

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 98.3%
Australia - 5.0%
BHP Billiton, Ltd. (Ñ)	17,173	605
CSL, Ltd.	5,085	178
		783
Austria - 1.9%
Immofinanz AG	32,832	299
Belgium - 1.9%
InBev NV (Æ)	4,369	303
Brazil - 1.3%
Banco Bradesco SA - ADR (Ñ)	10,581	195
Cayman Islands - 1.5%
Suntech Power Holdings Co., Ltd. - ADR (Æ)(Ñ)	4,874	233
Finland - 4.4%
Kone OYJ Class B	3,589	111
Nokia OYJ	16,462	414
Outotec OYJ	3,533	161
		686
France - 11.3%
Gaz de France SA	6,599	380
L'Oreal SA (Æ)(Ñ)	1,806	180
LVMH Moet Hennessy Louis Vuitton SA	3,083	328
Neopost SA (Æ)(Ñ)	2,101	219
Total SA	9,320	670
		1,777
Germany - 9.7%
Allianz SE	1,188	198
E.ON AG	8,799	514
Fresenius Medical Care AG & Co. KGaA (Æ)(Ñ)	5,043	271
Linde AG (Æ)	1,800	227
Merck KGaA	2,756	316
		1,526
Greece - 1.1%
National Bank of Greece SA	4,002	178
Hong Kong - 1.6%
Hang Seng Bank, Ltd.	12,300	243
Ireland - 1.7%
Anglo Irish Bank Corp. PLC	30,931	265

	Principal Amount ($) or Shares	Market Value $
Italy - 3.0%
Luxottica Group SpA (Ñ)	8,948	226
UniCredit SpA	45,915	248
		474
Japan - 16.9%
Japan Tobacco, Inc.	38	181
Komatsu, Ltd.	19,500	409
Mitsui & Co., Ltd.	15,000	257
Murata Manufacturing Co., Ltd. (Ñ)	2,400	105
Nintendo Co., Ltd.	500	236
Nippon Building Fund, Inc. Class A (ö)	32	347
Nippon Electric Glass Co., Ltd.	16,000	213
Shin-Etsu Chemical Co., Ltd.	3,900	218
Shiseido Co., Ltd. (Ñ)	7,000	164
Sumitomo Metal Industries, Ltd.	42,000	186
Toyota Motor Corp.	7,600	341
		2,657
Netherland Antilles - 2.8%
Schlumberger, Ltd.	4,669	440
Netherlands - 1.3%
Royal KPN NV (Ñ)	11,733	199
Norway - 2.4%
Telenor ASA (Æ)	23,585	371
South Korea - 1.2%
Samsung Electronics Co., Ltd. - GDR (l)	1,150	192
Spain - 2.2%
Banco Santander SA	20,521	349
Sweden - 1.7%
Sandvik AB (Æ)(Ñ)	21,765	271
Switzerland - 15.3%
ABB, Ltd. (Æ)	19,858	487
Nestle SA	14,002	617
Roche Holding AG	2,041	344
Swatch Group AG Class B (Æ)	720	169
Syngenta AG (Æ)	1,927	517
UBS AG	12,700	276
		2,410
Taiwan - 1.1%
Fubon Financial Holding Co., Ltd. - GDR (l)	20,300	172
Turkey - 0.7%
Turkiye Garanti Bankasi AS (Æ)	35,000	104

International Growth Opportunities Fund
31

SSgA
International Growth Opportunities Fund

Schedule of Investments, continued — August 31, 2008

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
United Kingdom - 8.3%
BAE Systems PLC	37,995	332
BG Group PLC	13,892	308
HSBC Holdings PLC	31,282	493
Rolls-Royce Group PLC (Æ)	24,511	177
		1,310
Total Common Stocks (cost $14,485)		15,437
Short-Term Investments - 0.0%
United States - 0.0%
SSgA Prime Money Market Fund	207	—	±
Total Short-Term Investments (cost $0)		—	±

	Principal Amount ($) or Shares	Market Value $
Other Securities - 5.3%
State Street Navigator Securities Prime Lending Portfolio (d)	837,635	838
Total Other Securities (cost $838)		838
Total Investments - 103.6% (identified cost $15,323)		16,275
Other Assets and Liabilities, Net - (3.6%)		(561)
Net Assets - 100.0%		15,714

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
EUR	170	CHF	275	09/02/08	—
EUR	170	CHF	275	09/02/08	1

TRY	136	USD	115	09/02/08	—
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts					1

Industry Diversification (Unaudited)	% of Net Assets	Market Value $(000)
Consumer Discretionary	4.8	746
Consumer Staples	9.2	1,445
Energy	9.0	1,418
Financials	23.5	3,695
Health Care	7.1	1,109
Industrials	17.0	2,665
Information Technology	8.7	1,369
Materials	9.7	1,526
Telecommunication Services	3.6	570
Utilities	5.7	894
Short-Term Investments	—	—
Other Securities	5.3	838
Total Investments	103.6	16,275
Other Assets and Liabilities, Net	(3.6)	(561)
Net Assets	100.0	15,714

Geographic Diversification (Unaudited)	% of Net Assets	Market Value $(000)
Asia	8.9	1,390
Europe	61.4	9,652
Japan	16.9	2,657
Latin America	2.8	428
United Kingdom	8.3	1,310
Other Securities	5.3	838
Total Investments	103.6	16,275
Other Assets and Liabilities, Net	(3.6)	(561)
Net Assets	100.0	15,714

A portion of the portfolio has been fair valued as of period end.

See accompanying notes which are an integral part of the financial statements.

International Growth Opportunities Fund
32

SSgA
International Growth Opportunities Fund

Schedule of Investments — August 31, 2008

Presentation of Portfolio Holdings — August 31, 2008

Categories	% of Net Assets
Australia	5.0
Austria	1.9
Belgium	1.9
Brazil	1.3
Cayman Islands	1.5
Finland	4.4
France	11.3
Germany	9.7
Greece	1.1
Hong Kong	1.6
Ireland	1.7
Italy	3.0
Japan	16.9
Netherland Antilles	2.8
Netherlands	1.3
Norway	2.4
South Korea	1.2
Spain	2.2
Sweden	1.7
Switzerland	15.3
Taiwan	1.1
Turkey	0.7
United Kingdom	8.3
Short-Term Investments	—	*
Other Securities	5.3
Total Investments	103.6
Other Assets and Liabilities, Net	(3.6)
	100.0

* Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

International Growth Opportunities Fund
33

SSgA

International Equity Funds

Notes to Schedules of Investments — August 31, 2007

Footnotes

(Æ)  Nonincome-producing security.

(Ê)  Adjustable or floating rate security.

(§)  All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.

(å)  Cash collateral balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.

(ÿ)  Rate noted is yield-to-maturity from date of acquisition.

(ç)  Fair value is at amortized cost, which approximates market.

(Ñ)  All or a portion of the shares of this security are on loan.

(l)  Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.

(d)  Affiliate; The security is purchased with the cash collateral from the securities loaned.

(ß)  Illiquid security.

(ö)  Real Estate Investment Trust (REIT).

±  Less than $500.

Abbreviations

ADR - American Depositary Receipt

ADS - American Depositary Share

CME - Chicago Mercantile Exchange

CVO - Contingent Value Obligation

GDR - Global Depositary Receipt

GDS - Global Depositary Share

LIBOR - London Interbank Offered Rate

PIK - Payment in Kind

Foreign Currency Abbreviations

ARS - Argentine peso

AUD - Australian dollar

BRL - Brazilian real

CAD - Canadian dollar

CHF - Swiss franc

CLP - Chilean peso

CNY - Chinese renminbi yuan

COP - Colombian peso

CRC - Costa Rica colon

CZK - Czech koruna

DKK - Danish krone

EGP - Egyptian pound

EUR - Euro

GBP - British pound sterling

HKD - Hong Kong dollar

HUF - Hungarian forint

IDR - Indonesian rupiah

IEP - Irish pundt

ILS - Israeli shekel

INR - Indian rupee

JPY - Japanese yen

KES - Kenyan schilling

KRW - South Korean won

MXN - Mexican peso

MYR - Malaysian ringgit

PEN - Peruvian nouveau sol

PHP - Philippine peso

PLN - Polish zloty

RUB - Russian ruble

SEK - Swedish krona

SGD - Singapore dollar

SKK - Slovakian koruna

THB - Thai baht

TRY - Turkish lira

USD - United States dollar

VEB - Venezuelan bolivar

VND - Vietnam dong

ZAR - South African rand

Notes to Schedules of Investments
34

SSgA
International Equity Funds

Statements of Assets and Liabilities — August 31, 2008

Amounts in thousands	Emerging Markets Fund	International Stock Selection Fund	International Growth Opportunities Fund
Assets
Investments, at identified cost	$2,855,097	$2,044,451	$15,323
Investments, at market*	3,386,848	1,980,348	16,275
Cash	—	30	—
Cash (restricted)	15,038	755	—
Foreign currency holdings**	11,137	2,074	381
Unrealized appreciation on foreign currency exchange contracts	356	—	1
Receivables:
Dividends and interest	6,538	3,197	16
Investments sold	6,191	—	225
Fund shares sold	17,020	4,447	6
Foreign taxes recoverable	—	146	17
From Advisor	17	64	16
Daily variation margin on futures contracts	88	24	—
Prepaid expenses	58	33	—
Unrealized appreciation on index swap contracts	1,150	—	—
Total assets	3,444,441	1,991,118	16,937
Liabilities
Payables:
Due to Custodian	175	—	43
Investments purchased	7,468	30	265
Fund shares redeemed	3,282	1,383	5
Accrued fees to affiliates	3,663	2,219	42
Other accrued expenses	178	175	30
Deferred tax liability	2,629	—	—
Unrealized depreciation on foreign currency exchange contracts	2,594	127	—
Payable upon return of securities loaned	265,652	160,816	838
Unrealized depreciation on index swap contracts	4,067	—	—
Total liabilities	289,708	164,750	1,223
Net Assets	$3,154,733	$1,826,368	$15,714
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(15,858)	$24,676	$323
Accumulated net realized gain (loss)	225,685	(188,239)	(24,595)
Unrealized appreciation (depreciation) on:
Investments (Emerging Markets Fund - net of deferred tax liability for foreign capital gains taxes)	529,122	(64,103)	952
Futures contracts	752	30	—
Index swap contracts	(2,917)	—	—
Foreign currency-related transactions	(2,397)	(265)	2
Shares of beneficial interest	139	155	1
Additional paid-in capital	2,420,207	2,054,114	39,031
Net Assets	$3,154,733	$1,826,368	$15,714

See accompanying notes which are an integral part of the financial statements.

Statement of Assets and Liabilities
35

SSgA
International Equity Funds

Statements of Assets and Liabilities, continued — August 31, 2008

	Emerging Markets Fund	International Stock Selection Fund	International Growth Opportunities Fund
Net Asset Value, offering and redemption price per share:
Net asset value per share: Institutional Class***	$22.72	$11.79	$12.23
Net assets	$1,949,537,145	$1,823,516,069	$15,714,313
Shares outstanding ($.001 par value)	85,792,710	154,641,746	1,284,958
Net asset value per share: Class R***	$—	$11.68	$—
Net assets	$—	$2,852,321	$—
Shares outstanding ($.001 par value)	—	244,102	—
Net asset value per share: Select Class***	$22.75	$—	$—
Net assets	$1,205,195,967	$—	$—
Shares outstanding ($.001 par value)	52,976,278	—	—
Amounts in thousands
* Securities on loan included in investments	$405,762	$305,250	$2,185
** Foreign currency holdings - cost	$11,254	$2,118	$380

***  Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Statement of Assets and Liabilities
36

SSgA
International Equity Funds

Statements of Operations — For the Period Ended August 31, 2008

Amounts in thousands	Emerging Markets Fund	International Stock Selection Fund	International Growth Opportunities Fund
Investment Income
Dividends	$98,492	$77,945	$568
Dividends from affiliated money market fund	7,924	762	7
Interest	1,817	150	—
Securities lending income	3,738	4,625	32
Less foreign taxes withheld	(7,737)	(7,342)	(64)
Total investment income	104,234	76,140	543
Expenses
Advisory fees	29,575	19,426	151
Administrative fees	2,370	1,556	42
Custodian fees	6,275	1,801	71
Distribution fees	4,291	5,132	18
Distribution fees - Class R	—	8	—
Transfer agent fees	655	679	33
Professional fees	91	60	48
Registration fees	80	124	26
Shareholder servicing fees - Institutional Class	2,032	1,199	17
Shareholder servicing fees - Class R	—	11	—
Shareholder servicing fees - Select Class	349	—	—
Trustees' fees	96	68	12
Insurance fees	52	38	1
Printing fees	441	647	4
Miscellaneous	22	115	5
Expenses before reductions	46,329	30,864	428
Expense reductions	(345)	(4,951)	(207)
Net expenses	45,984	25,913	221
Net investment income (loss)	58,250	50,227	322
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (Emerging Markets Fund - net of foreign capital gains taxes)	310,579	(149,909)	844
Futures contracts	(14,764)	(6,448)	—
Index swap contracts	(8,000)	—	—
Foreign currency-related transactions	2,149	(442)	12
Net realized gain (loss)	289,964	(156,799)	856
Net change in unrealized appreciation (depreciation) on:
Investments (Emerging Markets Fund - net of deferred tax liability for foreign capital gains taxes)	(816,268)	(348,796)	(3,420)
Futures contracts	(2,465)	(211)	—
Index swap contracts	(288)	—	—
Foreign currency-related transactions	(2,083)	275	2
Net change in unrealized appreciation (depreciation)	(821,104)	(348,732)	(3,418)
Net realized and unrealized gain (loss)	(531,140)	(505,531)	(2,562)
Net Increase (Decrease) in Net Assets from Operations	$(472,890)	$(455,304)	$(2,240)

See accompanying notes which are an integral part of the financial statements.

Statement of Operations
37

SSgA
International Equity Funds

Statements of Changes In Net Assets — For the Periods Ended August 31,

	Emerging Markets Fund		International Stock Selection Fund		International Growth Opportunities Fund
Amounts in thousands	2008	2007	2008	2007	2008	2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$58,250	$40,584	$50,227	$48,608	$322	$401
Net realized gain (loss)	289,964	270,047	(156,799)	60,902	856	16,370
Net change in unrealized appreciation (depreciation)	(821,104)	748,714	(348,732)	168,366	(3,418)	(9,532)
Net increase (decrease) in net assets from operations	(472,890)	1,059,345	(455,304)	277,876	(2,240)	7,239
Distributions
From net investment income
Institutional Class	(81,438)	(21,822)	(71,703)	(18,443)	(365)	(1,286)
Class R	—	—	(49)	(3)	—	—
Select Class	(45,254)	(10,719)	—	—	—	—
From realized gain
Institutional Class	(179,979)	(73,560)	(74,384)	(32,897)	—	—
Class R	—	—	(54)	(10)	—	—
Select Class	(92,834)	(31,924)	—	—	—	—
Net decrease in net assets from distributions	(399,505)	(138,025)	(146,190)	(51,353)	(365)	(1,286)
Share Transactions
Net increase (decrease) in net assets from share transactions	142,861	1,058,170	(742,096)	1,928,512	(3,736)	(39,395)
Redemption Fees	—	101	—	53	—	1
Total Net Increase (Decrease) in Net Assets	(729,534)	1,979,591	(1,343,590)	2,155,088	(6,341)	(33,441)
Net Assets
Beginning of period	3,884,267	1,904,676	3,169,958	1,014,870	22,055	55,496
End of period	$3,154,733	$3,884,267	$1,826,368	$3,169,958	$15,714	$22,055
Undistributed (overdistributed) net investment income included in net assets	$(15,858)	$58,012	$24,676	$46,219	$323	$353

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets
38

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SSgA
International Equity Funds

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)		$ Net Realized and Unrealized Gain (Loss)	$ Total Income from Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Total Distributions	$ Redemption Fees added to Additional Paid-in Capital
Emerging Markets Fund
Institutional Class
August 31, 2008	28.86	.40		(3.59)	(3.19)	(.92)	(2.03)	(2.95)	—
August 31, 2007	21.18	.33		8.79	9.12	(.33)	(1.11)	(1.44)	—	(b)
August 31, 2006	17.47	.26		5.00	5.26	(.48)	(1.09)	(1.57)	.02
August 31, 2005	12.72	.26		5.09	5.35	(.19)	(.41)	(.60)	—	(b)
August 31, 2004	10.80	.18		2.00	2.18	(.26)	—	(.26)	—	(b)
Select Class
August 31, 2008	28.89	.46		(3.59)	(3.13)	(.98)	(2.03)	(3.01)	—
August 31, 2007	21.20	.39		8.79	9.18	(.38)	(1.11)	(1.49)	—	(b)
August 31, 2006 (1)	21.48	.20		(.48)	(.28)	—	—	—	—	(b)
International Stock Selection Fund
Institutional Class
August 31, 2008	14.71	.27		(2.52)	(2.25)	(.33)	(.34)	(.67)	—
August 31, 2007	12.88	.33		2.05	2.38	(.19)	(.36)	(.55)	—	(b)
August 31, 2006	10.54	.26		2.56	2.82	(.15)	(.33)	(.48)	—	(b)
August 31, 2005	8.51	.17		2.05	2.22	(.19)	—	(.19)	—	(b)
August 31, 2004	6.97	.12		1.55	1.67	(.13)	—	(.13)	—	(b)
Class R
August 31, 2008	14.60	.27		(2.55)	(2.28)	(.30)	(.34)	(.64)	—
August 31, 2007	12.80	.28		2.01	2.29	(.13)	(.36)	(.49)	—	(b)
August 31, 2006	10.47	.21		2.53	2.74	(.08)	(.33)	(.41)	—	(b)
August 31, 2005	8.51	—	(f)	2.15	2.15	(.19)	—	(.19)	—	(b)
August 31, 2004 (2)	8.08	.05		.38	.43	—	—	—	—	(b)
International Growth Opportunities Fund
August 31, 2008	14.09	.22		(1.84)	(1.62)	(.24)	—	(.24)	—
August 31, 2007	12.40	.13		1.85	1.98	(.29)	—	(.29)	—	(b)
August 31, 2006	10.43	.17		1.95	2.12	(.15)	—	(.15)	—	(b)
August 31, 2005	8.51	.09		1.98	2.07	(.15)	—	(.15)	—	(b)
August 31, 2004	7.76	.07		.78	.85	(.11)	—	(.11)	.01

(1)  For the period March 2, 2006 (commencement of sale) to August 31, 2006.
(2)  For the period May 14, 2004 (commencement of sale) to August 31, 2004.
(a)  Average month-end shares outstanding were used for this calculation.
(b)  Less than $0.005 per share.
(c)   Periods less than one year are not annualized.
(d)  The ratios for periods less than one year are annualized.
(e)  May reflect amounts waived and/or reimbursed by the investment advisor and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than .005%.
(f)  Less than .005% of average net assets

See accompanying notes which are an integral part of the financial statements.

Financial Highlights
40

	$ Net Asset Value, End of Period	% Total Return(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(d)(e)	% Ratio of Expenses to Average Net Assets, Gross(d)	% Ratio of Net Investment Income to Average Net Assets(d)(e)		% Portfolio Turnover Rate(c)
Emerging Markets Fund
Institutional Class
August 31, 2008	22.72	(13.53)	1,949,537	1.24	1.25	1.39		42
August 31, 2007	28.86	45.69	2,582,843	1.25	1.27	1.35		39
August 31, 2006	21.18	33.09	1,358,140	1.25	1.28	1.29		37
August 31, 2005	17.47	43.83	1,134,727	1.25	1.31	1.64		53
August 31, 2004	12.72	20.38	697,893	1.25	1.40	1.44		64
Select Class
August 31, 2008	22.75	(13.33)	1,205,196	1.02	1.03	1.64		42
August 31, 2007	28.89	46.00	1,301,424	1.04	1.06	1.59		39
August 31, 2006 (1)	21.20	(1.30)	546,536	1.06	1.12	2.01		37
International Stock Selection Fund
Institutional Class
August 31, 2008	11.79	(16.20)	1,823,516	1.00	1.19	1.94		75
August 31, 2007	14.71	19.07	3,168,823	1.00	1.18	2.29		54
August 31, 2006	12.88	27.98	1,014,605	1.00	1.20	2.21		60
August 31, 2005	10.54	26.53	268,878	1.00	1.24	1.78		59
August 31, 2004	8.51	24.19	124,521	1.00	1.24	1.50		78
Class R
August 31, 2008	11.68	(16.46)	2,852	1.32	1.51	2.04		75
August 31, 2007	14.60	18.41	1,135	1.49	1.67	1.95		54
August 31, 2006	12.80	27.28	265	1.49	1.69	1.77		60
August 31, 2005	10.47	25.76	105	1.58	1.82	—	(f)	59
August 31, 2004 (2)	8.51	5.32	11	.91	1.34	1.84		78
International Growth Opportunities Fund
August 31, 2008	12.23	(11.75)	15,714	1.10	2.13	1.60		63
August 31, 2007	14.09	16.30	22,055	1.10	1.61	1.02		74
August 31, 2006	12.40	20.69	55,496	1.10	1.43	1.46		52
August 31, 2005	10.43	24.72	54,437	1.10	1.49	.95		82
August 31, 2004	8.51	11.17	59,417	1.10	1.43	.83		58

See accompanying notes which are an integral part of the financial statements.

Financial Highlights
41

SSgA

International Equity Funds

Notes to Financial Statements — August 31, 2008

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 26 investment portfolios, which are in operation as of August 31, 2008. These financial statements report on three funds, the SSgA Emerging Markets Fund, SSgA International Stock Selection Fund and the SSgA International Growth Opportunities Fund, each, a "Fund" and collectively referred to as, the "Funds," each of which has distinct investment objectives and strategies. Each Fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

Class R shares of International Stock Selection Fund, which became effective July 31, 2003, may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the Investment Company to offer shares. The third party may be a retirement plan administrator, bank, broker or advisor.

Select Class shares of the Emerging Markets Fund, which became effective November 28, 2005, may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the Investment Company or State Street Global Markets LLC to offer shares ("Select Intermediaries"). Select Intermediaries are advisors, securities brokers, banks and financial institutions or other industry professionals or organizations that have entered into a shareholder servicing agreement with the State Street Global Markets LLC with respect to investments of its accounts in the Select Class.

2.  Significant Accounting Policies

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"), which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

Securities traded on a foreign national securities exchange or an over the counter market (foreign or domestic) are valued on the basis of the official closing price. Securities traded on a domestic securities exchange or where markets do not offer an official closing price, are valued at the last sale price. In the absence of an official closing or last sale price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the market value of such securities. Futures contracts are valued on the basis of settlement price established on the exchange on which they are traded. Index swap contracts are valued on the basis of the daily closing value of the underlying securities. Investments in other mutual funds are valued at the net asset value ("NAV") per share.

Short-term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security's fair value, as determined in accordance with Fair Value Procedures adopted by the Board. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Funds may use the fair value of a portfolio security to calculate their NAV when, for example: (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Funds calculate their NAV; (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Funds calculate their NAV; (4) a security's price has remained unchanged over an extended period of time (often referred to as a "stale price"), or (5) State Street Bank and Trust Company, (the "Custodian"), or Russell Fund Services Company, (the "Administrator"), determines that a market quotation is inaccurate.

The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes reflects fair value. A security valued on

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Notes to Financial Statements, continued — August 31, 2008

the basis of an evaluation of its fair value may be valued at a price higher or lower than available market quotations. A security's valuation may differ depending on the method used and the factors considered in determining value pursuant to the Fair Value Procedures. There can be no assurance that the Funds' NAV fairly reflects security values as of the time of pricing when using the Fair Value Procedures to price the Funds' securities. Events or circumstances affecting the values of fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of fund shares is determined may be reflected in the Investment Company's calculation of NAV for each applicable fund when the Investment Company deems that the particular event or circumstance would materially affect such fund's NAV.

Because foreign securities can trade on days on which the New York Stock Exchange is not open for regular trading, the NAV of a fund's portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' or Investment Company's financial statement disclosures.

Securities Transactions

Securities transactions are recorded on the trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed of the ex-dividend date. Interest income is recorded daily on the accrual basis.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

It is each Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires each Fund to distribute all of its taxable income. Therefore, the Funds paid no federal income taxes and no federal income tax provision was required.

The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

At August 31, 2008 the following Fund had a net tax basis capital loss carryover, which may be applied against any realized net taxable gains in each succeeding year or until their expiration dates, whichever occurs first:

Capital Loss Carryovers:
	Expiration Year
Fund	08/31/2011	08/31/2012	Total
International Growth Opportunities	$5,872,300	$18,722,772	$24,595,072

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As of August 31, 2008, the Funds aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are as follows:

	Emerging Markets	International Stock Selection	International Growth Opportunities
Cost of Investments for Tax Purposes	$2,878,381,492	$2,051,093,896	$15,333,384
Gross Tax Unrealized Appreciation	751,596,896	102,448,245	2,243,982
Gross Tax Unrealized Depreciation	(243,130,047)	(173,194,023)	(1,302,133)
Net Tax Unrealized Appreciation (Depreciation)	$508,466,849	$(70,745,778)	$941,849
Components of Distributable Earnings:
Undistributed Ordinary Income	$—	$25,134,652	$343,975
Undistributed Long-Term Gains (Capital Loss Carryforward)	$230,052,277	$—	$(24,595,072)
Tax Composition of Distributions:
Ordinary Income	$194,923,115	$76,399,733	$364,913
Long-Term Capital Gains	$204,581,427	$69,789,684	$—

As permitted by tax regulations, the Funds intend to defer a net realized capital loss incurred from November 1, 2007 to August 31, 2008 in the amount of $182,157,025 for the International Stock Selection Fund, and treat it as arising in the fiscal year 2009.

The Financial Accounting Standards Board ("FASB") issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" ("Fin 48"), in June 2006. FIN 48 permits the recognition of tax benefits of an uncertain tax position only when the position is "more likely than not" to be sustained assuming examination by taxing authorities. The Funds adopted the provisions of FIN 48 on September 1, 2007. Management has reviewed the Funds tax positions the years that remain open (2005-2008), and concluded that adoption had no effect on the Funds financial position or results of operations. As of August 31, 2008, the Funds have recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

Dividends and Distributions to Shareholders

Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. The Funds declare and pay dividends annually. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

The amount and character of income and gains to be distributed are determined in accordance with federal tax regulations which may differ from net investment income and realized gains recognized for GAAP purposes. Permanent differences between book and tax accounting are reclassified to paid-in-capital. The differences between federal tax regulations and GAAP are primarily due to investments in swaps, futures, forward contracts, passive foreign investment companies, foreign denominated investments, and certain securities sold at a loss.

Expenses

Most expenses can be directly attributed to a fund. Expenses of the Investment Company which cannot be directly attributed to a Fund are allocated among all funds of the Investment Company based principally on their relative average net assets.

The Emerging Markets Fund offers Select Class shares and the International Stock Selection Fund offers Class R shares. All share classes have identical voting, dividend, liquidation and other rights and the same terms and conditions. The separate classes of shares differ principally in the applicable distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), net investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Redemption Fees

Effective for exchange and redemption transactions occuring on or after January 2, 2007, none of the shares of the SSgA Funds were subject to a redemption fee.

Notes to Financial Statements
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Notes to Financial Statements, continued — August 31, 2008

Foreign Currency Translations

The books and records of the Funds are maintained in US dollars. Foreign currency amounts and transactions of the Funds are translated into US dollars on the following basis:

(a)  Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b)  Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Reported net realized gains or losses from foreign currency-related transactions arise from sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the US dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities resulting from changes in the exchange rates.

The Funds do not isolate that portion of the results of operations of a Fund that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

Capital Gains Taxes

The Emerging Markets Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. This Fund has recorded a deferred tax liability in respect of unrealized appreciation on foreign securities for potential capital gains and repatriation taxes at August 31, 2008. The accrual for capital gains and repatriation taxes is included in net unrealized appreciation (depreciation) on investments in the Statement of Assets and Liabilities for the Fund. The amounts related to capital gain taxes are included in net realized gain (loss) on investments in the Statement of Operations for the Fund.

Fund	Deferred Tax Liability	Capital Gains Taxes
Emerging Markets	$2,629,367	$685,323

Derivatives

To the extent permitted by the investment objective, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Funds' use of derivatives includes exchange-traded futures and options on futures. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment objective.

The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by the Funds through the use of options and futures to earn "market-like" returns with the Funds' excess and liquidity reserve cash balances. Hedging is used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in the Funds. By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist in meeting the Funds' investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds' derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds' or Investment Company's financial statement disclosures.

Foreign Currency Exchange Contracts

In connection with portfolio purchases and sales of securities denominated in a foreign currency, the Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). Additionally, from time to time the Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value.

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International Equity Funds

Notes to Financial Statements, continued — August 31, 2008

Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the accompanying Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open forward currency exchange contracts at August 31, 2008 are presented in the accompanying Schedules of Investments.

Futures Contracts

The Funds are currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts and the possibility of an illiquid market or inability of counterparties to meet the terms of their contracts. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as the variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. As of August 31, 2008, the Emerging Markets Fund and International Stock Selection Fund had cash collateral balances in the amount of $15,037,617 and $755,163, respectively, held in connection with futures contracts purchased (sold).

Index Swaps

The Emerging Markets Fund has entered into index swap agreements in order to efficiently participate in certain foreign markets. Pursuant to these agreements, the Fund pays the swap counterparties based on the notional amount an agreed upon rate (e.g., the 12-month USD LIBOR BBA rate). During the terms of the agreements, changes in the underlying values of the swaps are recorded as unrealized gain (loss) and are based on changes in the value of the underlying index or security. The underlying index or security is valued at the published daily closing price. Accrued interest expense to be paid to the swap counterparties or accrued interest income to be paid to the Fund, at the agreed upon dates, are recognized as unrealized gain (loss). Amounts paid to and received from the swap counterparties representing capital appreciation and depreciation on the underlying securities and accrued interest expense and interest income are recorded as net realized gain (loss). The Fund is exposed to credit risk in the event of non-performance by the swap counterparties; however, the Fund does not anticipate non-performance by the counterparties. The Fund has segregated certain short-term investments (identified in the accompanying Schedule of Investments) as collateral for the notional amount under the index swap agreements.

Investment in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3.  Investment Transactions

Securities

For the fiscal year ended August 31, 2008, purchases and sales of investment securities, excluding short-term investments, aggregated to the following:

Funds	Purchases	Sales
Emerging Markets	$1,544,527,872	$1,546,561,801
International Stock Selection	1,910,012,378	2,643,546,048
International Growth Opportunities	12,531,665	16,409,801

Notes to Financial Statements
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International Equity Funds

Notes to Financial Statements, continued — August 31, 2008

Securities Lending

The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets. Each Fund receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral shall be invested by State Street Bank and Trust Company ("State Street", the lending agent and an affiliate of the Advisor) in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on a lending Fund's statement of assets and liabilities along with the related obligation to return the collateral. At period end, the cash collateral is invested in the State Street Navigator Securities Prime Lending Portfolio, a money market fund affiliated with the Advisor.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as securities lending income for the Funds. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as security lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds, and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery or loss of rights in the securities loaned or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

As of August 31, 2008, the non-cash collateral received for the securities on loan in the following funds was:

Funds	Non-Cash Collateral Value	Non-Cash Collateral Holding
Emerging Markets	$160,706,391	Pool of US Government and Corporate Securities
International Stock Selection	161,206,613	Pool of US Government and Corporate Securities
International Growth Opportunities	1,468,013	Pool of US Government and Corporate Securities

4.  Related Parties

Advisor

SSgA Funds Management Inc. (the "Advisor") manages the Funds pursuant to a written Investment Advisory Agreement dated May 1, 2001, as amended, between the Investment Company and the Advisor. The Advisor is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. The Advisor and other advisory affiliates of State Street make up State Street Global Advisors, the investment management arm of State Street and its affiliated companies. The Advisor directs the investments of the Funds in accordance with their investment objectives, policies, and limitations. For these services, the Funds pay a fee to the Advisor, calculated daily and paid monthly, at the annual rate of 0.75% of their average daily net assets.

If the total expenses of the Institutional Class are above its cap, the Advisor will waive its Advisory fee for both Institutional and Class R in an equal amount to reduce the total expenses to the level of the cap in effect for the Institutional Class. If thereafter the total expenses for Class R remain above the total expense cap in effect for Class R, then State Street Global Markets, LLC (the "Distributor") which is a wholly-owned subsidiary of State Street, will waive up to 0.70% of the average daily net assets of the Distribution (12b-1) and Service Fee to further reduce the total expenses of Class R to the level of its cap. If after waiving the full 0.70% of the average daily net assets of Class R and Class R remains above the total expense cap, then the Advisor will reimburse Class R for all expenses to the level of the cap. If only Class R is above its respective expense cap, then the Distributor will waive up to 0.70% of the average daily net assets of Distribution (12b-1) and service fees. If after waiving the full 0.70% of the average daily net assets of Class R and Class R remains above the total expense cap, the Advisor will reimburse Class R for all expenses to the level of the cap.

The Advisor has contractually agreed to waive up to the full amount of the Emerging Markets Fund's advisory fees and to reimburse the Institutional Class for all expenses in excess of 1.25% of average daily net assets on an annual basis until December 31, 2008 (exclusive of non-recurring account fees and extraordinary expenses). There were no waivers or reimbursements for the Institutional Class or Select Class for the fiscal year ended August 31, 2008.

Notes to Financial Statements
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International Equity Funds

Notes to Financial Statements, continued — August 31, 2008

The Advisor has contractually agreed to waive up to the full amount of the International Stock Selection Fund's advisory fees and to reimburse the Institutional Class and Class R for all expenses in excess of 1.00% and 1.60%, respectively, of each class' average daily net assets on an annual basis until December 31, 2008 (exclusive of non-recurring account fees and extraordinary expenses). The total amount of waiver for the fiscal year ended August 31, 2008 was $4,918,925 for the Institutional Class and $6,654 for Class R. There were no reimbursements for the Institutional Class or Class R for the fiscal year ended August 31, 2008.

The Advisor has contractually agreed to waive up to the full amount of the International Growth Opportunities Fund's advisory fees and reimburse the Fund for all expenses in excess of 1.10% of its average daily net assets on an annual basis until December 31, 2008 (exclusive of non-recurring account fees and extraordinary expenses). The total amount of the waiver for the fiscal year ended August 31, 2008 was $150,664. The total amount of the reimbursement for the fiscal year ended August 31, 2008 was $55,731.

The Advisor does not have the ability to recover amounts waived or reimbursed from prior periods.

The Investment Company also has a contract with State Street to provide custody and fund accounting services to the Funds. For these services, the Funds pay State Street asset-based fees that vary accordingly to the number of positions and transactions plus out-of-pocket expenses.

The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Prime Money Market Fund ("Central Fund") (a series of the Investment Company not presented herein). Shares of the Central Fund sold to and redeemed from any participating fund will not be subject to a redemption fee, distribution fee or service fee. If Central Fund shares sold to or redeemed from a participating fund are subject to any such distribution or service fee, the Advisor will waive its advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. As of August 31, 2008, $175,019,861 of the Central Fund's net assets represents investments by these Funds, and $6,567,103 represents the investments of other Investment Company Funds not presented herein.

Effective September 1, 2006, the Advisor has voluntarily agreed to waive a portion of the Funds' advisory fee equal to the advisory fee paid by the Funds to the SSgA Prime Money Market Fund. In addition, if Central Fund shares sold to and/or redeemed from a participating fund are subject under a 12b-1 Plan to any distribution fee or service fee, the Advisor will waive its advisory fee for each participating fund in an amount that offsets the amount of such fee incurred by the participating fund. For the fiscal year ended August 31, 2008, the total advisory fees waived are as follows:

Funds	Amount
Emerging Markets	$269,595
International Stock Selection	23,678
International Growth Opportunities	215

Boston Financial Data Services ("BFDS") a joint venture of DST Systems, Inc., and State Street Corporation, serves as transfer, dividend paying, and shareholder servicing agent to the Funds. For these services, the Funds pay annual account services fees, activity based fees, charges related to compliance and regulatory services and a minimum fee of $200 for each Fund.

In addition, the Funds have entered into arrangements with State Street whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds' expenses. During the year, the Funds' custodian fees were reduced by the following amounts under these arrangements:

Funds	Amount Waived
Emerging Markets	$75,601
International Stock Selection	1,952
International Growth Opportunities	9

Administrator

Russell Fund Services Company ("RFSC" or the "Administrator") serves as the Investment Company's Administrator, pursuant to an Administration Agreement dated January 1, 2008 (the "Administration Agreement"). Under the Administration Agreement, the Administrator supervises certain administrative aspects of the Investment Company's operations. The Funds pay the Administrator an annual fee, payable monthly on a pro rata basis. RFSC is a wholly owned subsidiary of Russell Investment Management Company ("RIMCo"). Until January 1, 2008, RIMCo, a wholly owned subsidiary of Russell Investment Group, served as the Investment Company's administrator pursuant to an Administration Agreement dated April 12, 1988, as amended (the "RIMCo Agreement"). RIMCo transferred its rights and duties under the RIMCo Agreement and benefits from the RIMCo Agreement to RFSC. The Administration Agreement is identical in all materials respects to the RIMCo Agreement, including

Notes to Financial Statements
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International Equity Funds

Notes to Financial Statements, continued — August 31, 2008

with respect to the services contemplated under the Administration Agreement. RFSC also serves as the administrator to proprietary mutual funds advised by RIMCo.

The annual fee is based on the following percentages of the average daily net assets of the Funds: $0 up to $1 billion — 0.07%; over $1 billion — 0.05%. In addition, the Administrator charges a flat fee of $30,000 per year per Fund of the Investment Company with less than $500 million in assets under management. In addition, the Funds reimburse the Administrator for out-of-pocket expenses.

Distributor and Shareholder Servicing

The Investment Company has a distribution agreement dated March 1, 2002, as amended, between the Investment Company and the Distributor, to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

Institutional Class

The Investment Company maintains a distribution plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under the Plan, the Investment Company is authorized to make payments to the Distributor, or any shareholder servicing agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

Each Fund has shareholder service agreements with State Street and the following entities related to State Street: State Street Global Markets LLC ("Global Markets"), Fiduciary Investors Services Division of State Street ("Fiduciary Investors Services"), High Net Worth Services Division of State Street ("High Net Worth Services") and CitiStreet LLC ("CitiStreet") (collectively, the "Agents"), as well as several unaffiliated services providers. For these services, each Institutional Class pays 0.025% to State Street, and a maximum of 0.175% to each of the other named affiliated Agents, based upon the average daily value of all Institutional Class shares held by or for customers of these Agents. For the fiscal year ended August 31, 2008, each Institutional Class paid the following shareholder servicing expenses to the Agents:

	State Street	Global Markets	CitiStreet
Emerging Markets	$637,073	$15,290	$471,262
International Stock Selection	646,663	3,482	6,580
International Growth Opportunities	5,022	1,320	—

Each institutional class did not incur any expenses from Fiduciary Investors Services and High Net Worth Services during the period.

The combined distribution and shareholder servicing payments shall not exceed 0.25% of the average daily value of net assets of the Institutional Class on an annual basis. The shareholder servicing payments shall not exceed 0.20% of the average daily value of net assets of each Institutional Class on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the Plan is in effect. The class' responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Board or a majority of the class' shareholders have the right, however, to terminate the plan and all payments thereunder at any time. The Institutional Class will not be obligated to reimburse the Distributor for carryover expenses subsequent to the plan's termination or noncontinuance. There were no carryover expenses as of August 31, 2008.

Class R

The Investment Company maintains a distribution plan with respect to the Class R shares pursuant to Rule 12b-1 (the "R Plan") under the 1940 Act. Under the R Plan, each Fund pays the Distributor a fee not to exceed 0.70% of the fund's average net value per year, for distribution, shareholder and administrative services provided to the Fund by the Distributor and financial intermediaries. The Distributor pays the financial intermediaries for shareholder and administrative services provided to a Fund out of the fee the Distributor receives from the Fund. Fees paid to the financial intermediaries providing shareholder and administrative services to a Fund are not permitted by the R Plan to exceed 0.65% of the Fund's average net asset value per

Notes to Financial Statements
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International Equity Funds

Notes to Financial Statements, continued — August 31, 2008

year. Any payments that are required to be made to the Distributor or financial intermediaries that cannot be made because of the limitations contained in the R Plan may be carried forward and paid in the following two fiscal years so long as the R Plan is in effect. There were no carryover expenses as of August 31, 2008.

Under the R Plan, the Funds have a distribution agreement with the Distributor. For these services, Class R pays the Distributor 0.05% of the daily net asset value. For the fiscal year ended August 31, 2008, this amounted to $348,773 for the Emerging Markets Fund and $1,750 for the International Stock Selection Fund.

Select Class

The Investment Company maintains a distribution plan with respect to the Select Class shares pursuant to Rule 12b-1 (the "Select Plan") under the 1940 Act. The Select Plan provides that the Select Class pay a service fee for the performance of certain administrative functions in connections with purchases and redemptions of shares of the Funds and related services provided to Select Class shareholders by the Distributor. Payments to State Street for shareholder and administrative services are not permitted by the Select Plan to exceed 0.025% of each Fund's average net asset value per year. Any payments that are required to be made to State Street that cannot be made because of the limitations contained in the Select Plan may be carried forward and paid in the following two fiscal years so long as the Select Plan is in effect. There were no carryover expenses as of August 31, 2008.

Board of Trustees

The Investment Company paid each trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the funds of the Investment Company, except for the Life Solutions Funds, based upon their relative net assets.

The Funds have implemented an optional deferred compensation plan (the "Deferral Plan") which allows the trustees to defer the receipt of all or a portion of trustee fees payable. The deferred fees remain invested in certain Funds until distribution in accordance with the Deferral Plan.

Accrued fees payable to affiliates and trustees as of August 31, 2008 were as follows:

	Emerging Markets	International Stock Selection	International Growth Opportunities
Advisory fees	$2,101,368	$1,175,940	$10,563
Administration fees	658,023	414,682	9,566
Custodian fees	514,361	85,011	5,625
Distribution fees	156,972	324,340	3,278
Shareholder servicing fees	56,186	50,392	2,126
Transfer agent fees	166,278	161,895	8,306
Trustees' fees	10,255	6,793	2,042
	$3,663,443	$2,219,053	$41,506

Beneficial Interest

As of August 31, 2008, the following table includes shareholders (none of which were also affiliates of the Investment Company) with shares of beneficial interest greater than 10% of the total outstanding shares of each respective Fund:

Funds	# of Shareholders	%
Emerging Markets	2	47.0
International Stock Selection	1	69.0
International Growth Opportunities	2	59.0

Notes to Financial Statements
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5.  Fund Share Transactions

	(amounts in thousands) For the Fiscal Years Ended August 31,
	Shares		Dollars
Emerging Markets Fund	2008	2007	2008	2007
Institutional Class
Proceeds from shares sold	23,299	40,423	$673,043	$995,355
Proceeds from reinvestment of distributions	7,959	4,309	246,132	90,555
Payments for shares redeemed	(34,961)	(19,361)	(1,002,433)	(480,238)
	(3,703)	25,371	$(83,258)	$605,672
Select Class
Proceeds from shares sold	14,886	24,603	$421,350	$593,580
Proceeds from reinvestment of distributions	2,298	1,507	71,103	31,641
Payments for shares redeemed	(9,260)	(6,837)	(266,334)	(172,723)
	7,924	19,273	226,119	452,498
Total net increase (decrease)	4,221	44,644	$142,861	$1,058,170
International Stock Selection Fund
Institutional Class
Proceeds from shares sold	64,134	170,624	$895,213	$2,416,147
Proceeds from reinvestment of distributions	9,598	3,789	141,378	48,695
Payments for shares redeemed	(134,561)	(37,689)	(1,781,067)	(537,134)
	(60,829)	136,724	$(744,476)	$1,927,708
Class R
Proceeds from shares sold	601	68	$8,078	$956
Proceeds from reinvestment of distributions	7	1	101	12
Payments for shares redeemed	(442)	(12)	(5,799)	(164)
	166	57	2,380	804
Total net increase (decrease)	(60,663)	136,781	$(742,096)	$1,928,512
International Growth Opportunities Fund
Proceeds from shares sold	246	557	$3,426	$7,491
Proceeds from reinvestment of distributions	23	99	340	1,230
Payments for shares redeemed	(550)	(3,566)	(7,502)	(48,116)
Total net increase (decrease)	(281)	(2,910)	$(3,736)	$(39,395)

Notes to Financial Statements
51

SSgA

International Equity Funds

Notes to Financial Statements, continued — August 31, 2008

6.  Interfund Lending Program

The Funds have been granted permission from the Securities and Exchange Commission to participate in a joint lending and borrowing facility. Portfolios of the funds may borrow money from the SSgA Money Market Fund for temporary purposes. All such borrowing and lending will be subject to a participating fund's fundamental investment limitations. The SSgA Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves. The funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day's notice. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the SSgA Money Market Fund could result in additional borrowing costs. Miscellaneous expense on the Statement of Operations for the International Stock Selection Fund includes $93,246 paid under the Interfund Lending Program for the period ended August 31, 2008.

7.  Subsequent Events

On October 16, 2008, the Board approved a plan to liquidate the SSgA International Growth Opportunities Fund. It is anticipated that the liquidation will occur on or about December 19, 2008 (the "Liquidation Date").

In anticipation of the liquidation, the Fund will cease the public sale of its shares, including to existing shareholders, as soon as practicable. Please note that the Fund will no longer pursue its investment objective and strategy as disclosed in the Prospectuses but will instead take reasonable steps to preserve the value of its assets in preparation for the distribution of liquidation proceeds on the Liquidation Date.

Shareholders of the Fund may redeem their shares, and may exchange their shares of the Fund for shares of another SSgA Fund, until the Liquidation Date. On the Liquidation Date, any remaining shareholders in the Fund will receive their pro rata share of the net assets of the Fund.

Notes to Financial Statements
52

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of the SSgA Funds and Shareholders
of the SSgA Emerging Markets Fund, SSgA International Stock
Selection Fund and SSgA International Growth Opportunities Fund:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of SSgA Emerging Markets Fund, SSgA International Stock Selection Fund and SSgA International Growth Opportunities Fund (the "Funds") (three of the Funds comprising the SSgA Funds) as of August 31, 2008, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period ended August 31, 2004 were audited by other auditors whose report, dated October 20, 2004, expressed an unqualified opinion on the financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2008, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Boston, Massachusetts
October 27, 2008

Report of Independent Registered Public Accounting Firm
53

SSgA

International Equity Funds

Tax Information — August 31, 2008 (Unaudited)

The Funds paid distributions from long-term capital gains during their taxable year ended August 31, 2008 as follows:

Emerging Markets	$204,581,427
International Stock Selection	$69,789,684

The Funds designate dividends distributed during the fiscal year as qualifying for the dividends received deductions for corporate shareholders as follows:

Emerging Markets	0.0%
International Stock Selection	0.0%
International Growth Opportunities	0.0%

For the tax year ended August 31, 2008, the Funds hereby designate 100% , or the maximum amount allowable, of their net taxable income as qualified dividends taxed at individual net capital gain rates.

The Form 1099 mailed to you in January 2009 will show the tax status of all dsitributions paid to your account in calendar year 2008.

Pursuant to Section 853 of the Internal Revenue Code, the Funds designate the following amounts as foreign taxes paid and gross income earned from foreign sources in the taxable year ended August 31, 2008

Funds	Foreign Taxes Paid	Foreign Taxes Paid Per Share	Foreign Sources Income	Foreign Source Income Per Share
Emerging Markets	$8,423,139	$0.0607	$82,133,489	$0.5919
International Stock Selection	7,233,596	0.0467	75,388,680	0.4867
International Growth Opportunities	64,074	0.0499	512,109	0.3985

Please consult a tax advisor for questions about federal or state income tax laws.

Tax Information
54

SSgA
International Equity Funds

Basis for Approval of Advisory Contracts (Unaudited)

Approval of the Advisory Agreement

At a meeting held on April 8, 2008, the Board of Trustees, including a majority of the members of the board who are not "interested persons" of the Investment Company (the "Independent Trustees"), approved the continuation of the Advisory Agreement between the Advisor and the SSgA Funds. In considering the continuation of the Advisory Agreement, the Board of Trustees reviewed a variety of materials relating to the SSgA Funds and the Advisor, including the advisory fees charged and any related expense limitations, total expenses and expense ratios and performance of each fund relative to other similar mutual funds for one, three and five year periods. The Trustees also considered the profitability of the Advisor with respect to the services it renders to the SSgA Funds under the Advisory Agreement and the profitability of the Advisor's affiliated companies with respect to the services provided to the SSgA Funds by such affiliated companies. The Trustees reviewed materials describing the Advisor's personnel and operations, including its investment management and its compliance capabilities and undertakings. The Trustees considered, among other things, the services provided under the Advisory Agreement and other services that the Advisor and its affiliates provide to the Investment Company; the complexity of those services, both on an absolute basis and relative to other mutual fund complexes; the manner in which the Advisor discharges these services; the financial strength of the Advisor; the organization and compensation structure of the Advisor, including staff experience and qualifications; and the process by which investment decisions are made. Much of the material was assembled and provided by Lipper Inc., an independent service provider engaged to provide the Board of Trustees with objective materials for this annual review. The Independent Trustees met among themselves and separately with representatives of the Advisor to evaluate this information. At these meetings, the Independent Trustees were separately represented by independent counsel. The Trustees concluded that (a) over various time periods, the performance of most of the funds compares favorably, or very favorably, to those of similar mutual funds; (b) the Advisor's fees and the expense ratio for each fund compare favorably, or very favorably, to those of similar mutual funds and are exceptionally reasonable in relation to the services provided to the Investment Company; (c) the Advisor has provided, and can be expected to continue providing, high quality investment management services for each fund; (d) the profitability of the Advisor and its affiliates with respect to services provided by them to each fund is not excessive; (e) in light of the current size of each fund, the level of profitability of the Advisor and its affiliates with respect to services provided by them to each fund is not excessive; and (f) in light of the current size of each fund, the level of profitability of the Advisor and its affiliates with respect to each fund over various time periods, and the comparatively low management fee and expense ratio of the fund during these periods, it does not appear that the Advisor has realized benefits from economies of scale in managing the assets of the funds to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for any fund at this time. The Trustees determined that the impact of economies of scale, if any, would be analyzed annually in connection with their consideration of the Advisor's profitability under the advisory contract.

The Trustees are satisfied with the Advisor's ongoing compliance efforts and undertakings, its responsiveness to any concerns expressed by Trustees regarding the management of the funds and with the Advisor's overall consistently excellent and cost-efficient performance. The Trustees believe that their efforts throughout the year help assure that the best interests of the funds and their shareholders are always considered in connection with the day-to-day operations of a large diverse family of funds.

Basis for Approval of Advisory Contracts
55

SSgA

International Equity Funds

Shareholder Requests for Additional Information — August 31, 2008 (Unaudited)

The Funds have adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds semiannual and annual financial statements. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information
56

SSgA
International Equity Funds

Disclosure of Information about Fund Trustees and Officers —
August 31, 2008 (Unaudited)

The following tables provide information for each trustee and principle officers of the Investment Company, which consists of 26 funds. The first table provides information for the trustees who are interested persons. The second table provides information for the independent trustees. The third table provides information for the officers.

Name, Address and Age	Position(s) with SSgA Funds; Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years; Other Directorships Held	Number of Portfolios in Fund Complex Overseen by Trustee
INTERESTED TRUSTEE

Peter G. Leahy Born November 21, 1960 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Trustee since 2005 Interested Person of the SSgA Funds (as defined in the 1940 Act)	Until successor is elected and qualified	• 2004 to Present, Executive Vice President, State Street Corporation; and September 2006 to Present, Chief Product Officer (1991-2004, Senior Vice President), State Street Global Advisors; and • Director, State Street Global Markets LLC.	26

INDEPENDENT TRUSTEES

Lynn L. Anderson Born April 22, 1939 909 A Street Tacoma, WA 98402	Chairman of the Board since 1988 Independent Chairman since January 2006 Member (ex officio), Audit Committee Member (ex officio), Governance Committee Member (ex officio), Valuation Committee Member (ex officio), QLCC	Until successor is elected and qualified	• Director, Russell Trust Company; and • Until December 2005, Vice Chairman, Frank Russell Company (institutional financial consultant) (Retired); and Chairman of the Board, Russell Investment Company and Russell Investment Funds (registered investment companies) (Retired).	26

William L. Marshall Born December 12, 1942 909 A Street Tacoma, WA 98402	Trustee since 1988 Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Member, QLCC	Until successor is elected and qualified	• Chief Executive Officer and President, Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment advisor and provider of financial and related consulting services); • Certified Financial Planner and Member, Financial Planners Association; and • Registered Representative and Principal for Securities with Cambridge Investment Research, Inc., Fairfield, Iowa.	26

Disclosure of Information about Fund Trustees and Officers
57

SSgA
International Equity Funds

Disclosure of Information about Fund Trustees and Officers, continued —
August 31, 2008 (Unaudited)

Name, Address and Age	Position(s) with SSgA Funds; Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years; Other Directorships Held	Number of Portfolios in Fund Complex Overseen by Trustee
INDEPENDENT TRUSTEES (continued)

Steven J. Mastrovich Born November 3, 1956 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, QLCC	Until successor is elected and qualified	• Global Head of Structured Real Estate and Business Development, J.P. Morgan Investment Management (private real estate investment for clients primarily outside of the US to locate private real estate investments within the US).	26

Patrick J. Riley Born November 30, 1948 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Chairman, Governance Committee Member, Valuation Committee Member, QLCC	Until successor is elected and qualified	• 2003 to Present, Associate Justice, Commonwealth of Massachusetts Superior Court; • 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); and • Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	26

Richard D. Shirk Born October 31, 1945 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, QLCC Audit Committee Financial Expert	Until successor is elected and qualified	• March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); • Board Member, Healthcare Georgia Foundation (private foundation); and • September 2002 to Present, Board Member, Amerigroup Corp. (managed health care).	26

Disclosure of Information about Fund Trustees and Officers
58

SSgA
International Equity Funds

Disclosure of Information about Fund Trustees and Officers, continued —
August 31, 2008 (Unaudited)

Name, Address and Age	Position(s) with SSgA Funds; Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years; Other Directorships Held	Number of Portfolios in Fund Complex Overseen by Trustee
INDEPENDENT TRUSTEES (continued)

Bruce D. Taber Born April 25, 1943 909 A Street Tacoma, WA 98402	Trustee since 1991 Member, Audit Committee Member, Governance Committee Chairman, Valuation Committee Member, QLCC	Until successor is elected and qualified	• Consultant, Computer Simulation, General Electric Industrial Control Systems (diversified technology and services company); and • Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	26

Henry W. Todd Born May 4, 1947 909 A Street Tacoma, WA 98402	Trustee since 1988 Alternate Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Chairman, QLCC Audit Committee Financial Expert	Until successor is elected and qualified	• Chairman, President and CEO, A.M. Todd Group, Inc. (flavorings manufacturer); and • Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	26

Disclosure of Information about Fund Trustees and Officers
59

SSgA
International Equity Funds

Disclosure of Information about Fund Trustees and Officers, continued —
August 31, 2008 (Unaudited)

Name, Address and Age	Position(s) with SSgA Funds; Length of Time Served	Term of Office	Principal Occupation(s) During Past Five Years
OFFICERS

James E. Ross Born June 24, 1965 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	President and Chief Executive Officer from January 2006 to Present Principal Executive Officer since 2005	Until successor is elected by Trustees	• 2005 to Present, President (2001 to 2005, Principal), SSgA Funds Management, Inc. (investment advisor);
• March 2006 to Present, Senior Managing Director (2000 to 2006, Principal), State Street Global Advisors; and
• President, Principal Executive Officer and Trustee, SPDR Series Trust and SPDR Index Shares Funds; Trustee, Select Sector SPDR Trust; President, Principal Executive Officer and Trustee, State Street Master Funds and State Street Institutional Investment Trust (registered investment companies).

Ellen M. Needham Born January 4, 1967 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Vice President since May 2006	Until successor is elected by Trustees	• Principal, SSgA Funds Management, Inc. (investment advisor); and
• July 2007 to Present, Managing Director (June 2006 to July 2007, Vice President; 2000 to June 2006, Principal), State Street Global Advisors.

Julie B. Piatelli Born August 5, 1967 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Chief Compliance Officer since August 2007	Until successor is elected by Trustees	• 2004 to Present, Principal and Senior Compliance Officer, SSgA Funds Management, Inc.; Vice President, State Street Global Advisors; and • 1999 to 2004, Senior Manager, PricewaterhouseCoopers LLC.

Mark E. Swanson Born November 26, 1963 909 A Street Tacoma, WA 98402	Treasurer and Principal Accounting Officer since 2000	Until successor is elected by Trustees	• Director – Fund Administration, Russell Investment Management Company, Russell Fund Services Company, and Russell Trust Company;
• Treasurer and Chief Accounting Officer, Russell Investment Company and Russell Investment Funds; and
• Director, Russell Financial Services, Inc., Russell Investment Management Company, and Russell Fund Services Company.

Gregory J. Lyons Born August 24, 1960 909 A Street Tacoma, WA 98402	Secretary since 2007 and Chief Legal Officer since 2008	Until successor is elected by Trustees	• Associate General Counsel and Assistant Secretary, Frank Russell Company, Russell Insurance Agency, Inc.;
• Director and Secretary, Russell Investment Management Company, Russell Financial Services, Inc., and Russell Fund Services Company; and
• Secretary and Chief Legal Counsel, Russell Investment Company and Russell Investment Funds.

Disclosure of Information about Fund Trustees and Officers
60

SSgA
International Equity Funds

State Street Financial Center

One Lincoln Street
Boston, Massachusetts 02111-2900
(800) 647-7327

Trustees

Lynn L. Anderson, Chairman

Peter G. Leahy

William L. Marshall

Steven J. Mastrovich

Patrick J. Riley

Richard D. Shirk

Bruce D. Taber

Henry W. Todd

Officers

James E. Ross, President, Chief Executive Officer and Principal Executive Officer

Mark E. Swanson, Treasurer and Principal Accounting Officer

Ellen M. Needham, Vice President

Julie B. Piatelli, Chief Compliance Officer

Gregory J. Lyons, Secretary and Chief Legal Officer

Rick Chase, Assistant Treasurer

Ross E. Erickson, Assistant Treasurer

Kimberlee A. Lloyd, Assistant Treasurer

David J. Craig, Assistant Treasurer

Carla L. Anderson, Assistant Secretary

Sandra L. Geiger, Assistant Secretary

Investment Adviser

SSgA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Custodian and Office of Shareholder Inquiries

State Street Bank and Trust Company

1776 Heritage Drive

North Quincy, Massachusetts 02171

Transfer and Dividend Paying Agent

Boston Financial Data Services, Inc.

Two Heritage Drive

North Quincy, Massachusetts 02171

Distributor

State Street Global Markets, LLC

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Administrator

Russell Fund Services Company

909 A Street

Tacoma, Washington 98402

Legal Counsel

Goodwin Procter LLP

Exchange Place

Boston, Massachusetts 02109

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, Massachusetts 02116

Fund Management and Service Providers
61

IEAR-08/08 (50773)

S&P 500 Index Fund

Annual Report

August 31, 2008

SSgA Funds
S&P 500 Index Fund

Annual Report

August 31, 2008

"SSgA" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

This page has been intentionally left blank.

SSgA Funds

Letter from the President of SSgA Funds Management, Inc.

Dear Shareholder,

We are pleased to provide you with the August 31, 2008, Annual Report for the SSgA S&P 500 Index Fund (the "Fund"). The Annual Report provides an overview of the investment process for the Fund, discussion about the management and performance of its portfolio and the related financial statements. As you review your overall investment strategy, we hope you find this information helpful.

The past year has been difficult as investors everywhere struggled with volatile and uncertain market conditions, which has put a damper on investor confidence. The third calendar quarter began with considerable uncertainty due to elevated commodity prices and fragile credit conditions. Positive news related to declining commodity prices during the period was not enough to overcome the bearish sentiment driven by the deteriorating status of the global economy and financial system. By the end of September 2008, the US government took over full operational control of Fannie Mae and Freddie Mac and injected capital of $85 billion to stabilize insurance giant AIG. Merrill Lynch was taken over by Bank of America while Lehman Brothers filed for bankruptcy. As the quarter came to a close, investors looked to the US Treasury's $700 billion Troubled Asset Relief Program (TARP) for relief. However, when the US House of Representatives unexpectedly voted the initiative down markets again slumped (the measure was ultimately approved in early October 2008). At this writing, the world markets are experiencing similar adversities.

We would like to thank you for your ongoing support of the SSgA Funds. We look forward to continue sharing the benefit of our experience with you and delivering quality products and services.

Sincerely,

James Ross
President
SSgA Funds

President's Letter
3

This page has been intentionally left blank.

SSgA

S&P 500 Index Fund

Portfolio Management Discussion and Analysis — August 31, 2008 (Unaudited)

Objective:  The Fund seeks to replicate the total return of the S&P 500® Index.

Invests in:  Shares of the State Street Equity 500 Index Portfolio.

Strategy:  The Portfolio's holdings are comprised of the 500 stocks in the S&P 500® Index. The Index is designed to capture the price performance of a large cross-section of the US publicly traded stock market.

S&P 500 Index Fund

Period Ended 8/31/08	Total Return
1 Year	-11.34%
5 Years	6.75	%+
10 Years	4.51	%+

Standard & Poor's® 500 Composite Stock Price Index#

Period Ended 8/31/08	Total Return
1 Year	-11.14%
5 Years	6.92	%+
10 Years	4.68	%+

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssgafunds.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The gross expense ratio for the S&P 500 Index Fund as stated in the Fees and Expenses table of the prospectus dated December 18, 2007 is 0.16%.

See related Notes on following page.

S&P 500 Index Fund
5

SSgA

S&P 500 Index Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2008 (Unaudited)

How did the Fund's performance over the past 12 months compare to its benchmark?

For the twelve months ended August 31, 2008, the SSgA S&P 500 Index Fund (the "Fund") returned -11.34% (assuming reinvestment of dividends and distributions) versus the -11.14% return of the S&P 500® Index (the "Index"). The Fund's performance includes operating expenses, whereas the Index is unmanaged and Index returns do not include expenses of any kind. Index returns reflect all items of income, gain and loss, and the reinvestment of dividends and other income for the securities included in the Index.

Please explain what contributed most and least to the Fund's performance during the previous 12 months.

During the twelve months ended August 31, 2008, financial stocks in the Index fell significantly. Many of the best known financial institutions in the world suffered steep losses during the year. Bear Stearns had lost most of its value when it was acquired by JP Morgan. AIG, Citigroup, Fannie Mae, Freddie Mac, and Lehman Brothers; rounds out the list of high profile financial firms recording significant losses in market value.

There were a few bright lights in the sector. Goldman Sachs fell slightly relative to its peers. Northern Trust was in an enviable position of recording impressive gains. The firm is well known for investment servicing and asset management, and had strong earnings during the year.

Consumer Discretionary stocks fell during the year, as market events appeared to discourage consumer spending. Consumer Staples held up well and added value during the year. Energy companies performed. The stocks in the sector initially benefited from strong commodity prices during most of the year.

Walmart and Johnson & Johnson were the largest contributors to positive return during the year. Both companies managed to improve sales and earnings during the year.

How did the market conditions and the investment strategies and techniques employed during the previous 12 months impact the Fund's performance?

The decline in the S&P 500® Index over the past year started with a credit crunch in the Financial sector. The market for mortgage backed securities, especially those backed by sub-prime mortgages, collapsed last summer when defaults began rising and the credit quality of these instruments came into question. Losses on these securities led to massive write downs by financial powerhouses such as Citigroup, Merrill Lynch, AIG and many others. The issue spread to other credit markets and liquidity became a major issue in the fixed income market. At the start of 2008, the market for auction rate securities effectively ceased, and liquidity effectively vanished.

Consumers faced falling home values (which had been a major source of funds over the previous economic expansion,) rising commodity prices, rising inflation, and tighter credit conditions. These factors subdued spending and spread pain to other sectors in the market, such as Consumer Discretionary.

The Fund employs a replication strategy to track the S&P 500. The Fund attempts to remain fully invested at all times in order to track its benchmark index.

Notes: The following notes relate to the Growth of $10,000 graph and tables on the preceding page.

  *  Assumes initial investment on September 1, 1998.

  #  The Standard & Poor's® 500 Composite Stock Index is composed of 500 common stocks which are chosen by Standard & Poor's Corporation to best capture the price performance of a large cross-section of the US publicly traded stock market. The Index is structured to approximate the general distribution of industries in the US economy.

  +  Annualized.

"Standard & Poor's®", "S&P®", "S&P 500®", "Standard & Poor's 500" and "500" are trademarks of Standard & Poor's Corporation and have been licensed for use by The SSgA Fund. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Product.

S&P 500 Index Fund
6

SSgA
S&P 500 Index Fund

Shareholder Expense Example — August 31, 2008 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from March 1, 2008 to August 31, 2008.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2008	$1,000.00	$1,000.00
Ending Account Value August 31, 2008	$973.30	$1,024.28
Expenses Paid During Period *	$0.84	$0.87

* Expenses are equal to the Fund's expense ratio of 0.17% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

S&P 500 Index Fund
7

SSgA
S&P 500 Index Fund

Presentation of Master Portfolio Holdings — August 31, 2008

Categories	% of Net Assets
Consumer Discretionary	8.6
Consumer Staples	11.1
Energy	12.9
Financials	14.9
Health Care	12.3
Industrials	11.5
Information Technology	15.4
Materials	3.9
Telecommunication Service	3.1
Utilities	3.8
Short-Term Investments	2.1
Total Investments	99.6
Other Assets and Liabilities, Net	0.4
100.0
Futures Contracts	(0.1)

See accompanying notes which are an integral part of the financial statements.

S&P 500 Index Fund
8

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SSgA
S&P 500 Index Fund

Statement of Assets and Liabilities — August 31, 2008

Amounts in thousands
Assets
Investments in Master Portfolio, at identified cost	$1,050,791
Investments in Master Portfolio, at value	1,532,582
Receivable for fund shares sold	2,623
Prepaid expenses	23
Total assets	1,535,228
Liabilities
Payables:
Fund shares redeemed	4,043
Accrued fees to affiliates	294
Other accrued expenses	42
Total liabilities	4,379
Net Assets	$1,530,849
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$8,276
Accumulated net realized gain (loss) allocated from Portfolio	(240,406)
Unrealized appreciation (depreciation) allocated from Portfolio on:
Investments	481,791
Futures contracts	(1,484)
Shares of beneficial interest	72
Additional paid-in capital	1,282,600
Net Assets	$1,530,849
Net Asset Value, offering and redemption price per share:
Net asset value per share*	$21.17
Net assets	$1,530,849,491
Shares outstanding ($.001 par value)	72,297,286

*  Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Statement of Assets and Liabilities
10

SSgA
S&P 500 Index Fund

Statement of Operations — For the Period Ended August 31, 2008

Amounts in thousands
Investment Income Allocated From Portfolio
Dividends	$35,842
Interest	1,283
Expenses	(789)
Total investment income allocated from Portfolio	36,336
Fund Level Expenses
Administrative fees	378
Custodian fees	17
Distribution fees	648
Transfer agent fees	235
Professional fees	3
Registration fees	67
Shareholder servicing fees	709
Trustees' fees	61
Insurance fees	31
Printing fees	107
Miscellaneous	21
Net Fund level expenses	2,277
Net investment income (loss)	34,059
Net Realized and Unrealized Gain (Loss) Allocated From Portfolio
Net realized gain (loss) on:
Investments	77,059
Futures contracts	(5,541)
Net realized gain (loss)	71,518
Net change in unrealized appreciation (depreciation) on:
Investments	(308,186)
Futures contracts	(653)
Net change in unrealized appreciation (depreciation)	(308,839)
Net realized and unrealized gain (loss)	(237,321)
Net Increase (Decrease) in Net Assets from Operations	$(203,262)

See accompanying notes which are an integral part of the financial statements.

Statement of Operations
11

SSgA
S&P 500 Index Fund

Statement of Changes in Net Assets — For the Periods Ended August 31,

Amounts in thousands	2008	2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$34,059	$38,701
Net realized gain (loss)	71,518	85,760
Net change in unrealized appreciation (depreciation)	(308,839)	176,314
Net increase (decrease) in net assets from operations	(203,262)	300,775
Distributions
From net investment income	(33,731)	(38,924)
Net decrease in net assets from distributions	(33,731)	(38,924)
Share Transactions
Net increase (decrease) in net assets from share transactions	(282,064)	(209,331)
Total Net Increase (Decrease) in Net Assets	(519,057)	52,520
Net Assets
Beginning of period	2,049,906	1,997,386
End of period	$1,530,849	$2,049,906
Undistributed (overdistributed) net investment income included in net assets	$8,276	$8,588

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets
12

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SSgA
S&P 500 Index Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)	$ Net Realized and Unrealized Gain (Loss)	$ Total Income from Operations	$ Distributions from Net Investment Income	$ Total Distributions	$ Net Asset Value, End of Period
S&P 500 Index Fund
August 31, 2008	24.33	.45	(3.17)	(2.72)	(.44)	(.44)	21.17
August 31, 2007	21.53	.43	2.79	3.22	(.42)	(.42)	24.33
August 31, 2006	20.17	.38	1.34	1.72	(.36)	(.36)	21.53
August 31, 2005	18.28	.39	1.87	2.26	(.37)	(.37)	20.17
August 31, 2004	16.69	.28	1.59	1.87	(.28)	(.28)	18.28

(a)  Average month-end shares outstanding were used for this calculation.

(b)  Expense ratios include the Fund's share of the Portfolio's allocated expenses.

(c)  May reflect amounts waived and/or reimbursed by the investment advisor and if applicable, custody credit arrangements.
The custody credit arrangements had an impact of less than .005%

(d)  Unaudited.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

	% Total Return	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(b)(c)	% Ratio of Expenses to Average Net Assets, Gross(b)	% Ratio of Net Investment Income to Average Net Assets(c)	% Portfolio Turnover of the Master Portfolio(d)
S&P 500 Index Fund
August 31, 2008	(11.34)	1,530,849	.18	.18	1.89	13
August 31, 2007	15.07	2,049,906	.16	.16	1.80	12
August 31, 2006	8.63	1,997,386	.18	.18	1.80	8
August 31, 2005	12.44	1,860,743	.16	.16	1.99	10
August 31, 2004	11.23	1,940,183	.15	.15	1.56	10

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

SSgA
S&P 500 Index Fund

Notes to Financial Statements — August 31, 2008

1. Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 26 investment portfolios which are in operation as of August 31, 2008. This Financial Statement reports on the SSgA S&P 500 Index Fund (the "Fund"). The Investment Company is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of full and fractional shares of beneficial interest at $.001 par value.

The Fund invests all of its investable assets in interests in the State Street Equity 500 Index Portfolio (the "Master Portfolio"). The Fund has the same investment objective as the Master Portfolio in which it invests. The value of the Fund's investment in the Master Portfolio reflects the Fund's proportionate interest in the net assets of the Master Portfolio (approximately 74.20% at August 31, 2008). The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

2. Significant Accounting Policies

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"), which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

The Fund records its investments in the Master Portfolio at fair value. Valuation of securities held by the Master Portfolio is discussed in Note 2 of the Master Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Investment Income

The Fund records daily its proportionate share of the Master Portfolio's income, expenses and realized and unrealized gains and losses.

Other

Investment transactions are accounted for on a trade date basis.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, the Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to the Fund's shareholders without regard to the income and capital gains (or losses) of the other funds of the Investment Company.

It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required.

Notes to Financial Statements

SSgA
S&P 500 Index Fund

Notes to Financial Statements, continued — August 31, 2008

Capital Loss Carryovers

At August 31, 2008, the Fund had the following net tax basis capital loss carryovers, which may be applied against any realized net taxable gains in each succeeding year or until their expiration dates, whichever occurs first:

	Expiration year
	08/31/2011	08/31/2012	08/31/2013	08/31/2014	Total
S&P 500 Index	$68,815,872	$20,170,152	$9,160,101	$10,082,013	$108,228,138

Components of Distributable Earnings:

S&P 500 Index
Undistributed Ordinary Income	$8,318,841
Undistributed Long-Term Gains (Capital Loss Carryforward)	$(108,228,138)
Tax Composition of Distributions:
Ordinary Income	$33,730,913

The Financial Accounting Standards Board (FASB) issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" ("Fin 48"), in June 2006. FIN 48 permits the recognition of tax benefits of an uncertain tax position only when the position is "more likely than not" to be sustained assuming examination by taxing authorities. The Funds adopted the provisions of FIN 48 on September 1, 2007. Management has reviewed the Fund's tax positions for the years that remain open (2005 – 2008), and concluded that adoption had no effect on the Fund's financial position or results of operations. As of August 31, 2008, the Fund has recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

Dividends and Distributions to Shareholders

Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. The Fund declares and pays dividends quarterly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

The amount and character of income and gains to be distributed are determined in accordance with tax regulations which may differ from net investment income and realized gains recognized for GAAP purposes. Permanent differences between book and tax accounting are reclassified to paid-in capital.

Expenses

Expenses allocated from the Master Portfolio are recorded and identified separately in the Statement of Operations. The Fund also pays certain other expenses which can be directly attributed to the Fund. Expenses of the Investment Company which cannot be directly attributed will be allocated among all funds of the Investment Company based principally on their relative net assets.

Guarantees

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

3. Investment Transactions

Securities

Net daily increases and decreases in the Fund's investment in the Master Portfolio aggregated to the following, for the fiscal year ended August 31, 2008:

Increases	Decreases
$171,906,437	$502,248,931

Notes to Financial Statements

SSgA
S&P 500 Index Fund

Notes to Financial Statements, continued — August 31, 2008

4. Related Parties

Advisor

The Fund is allocated a charge for a management fee from the Master Portfolio, calculated daily at an annual rate of 0.045% of average daily net assets. This fee relates to the advisory, custody and administrative fees provided by the Master Portfolio on behalf of their investors. SSgA Funds Management, Inc. (the "Advisor") manages the Fund pursuant to a written Investment Advisory Agreement dated May 1, 2001, as amended, between the Investment Company and the Advisor. The Advisor is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. The Advisor and other advisory affiliates of State Street Corporation make up State Street Global Advisors, which directs the investments of the Fund in accordance with their investment objectives, policies, and limitations.

The Advisor has agreed to waive up to the full amount of the Fund's advisory fee and reimburse the Fund for all fund and allocated Master Portfolio expenses that exceed 0.18% of its average daily net assets on an annual basis (exclusive of non-recurring account fees and extraordinary expenses). No waiver or reimbursements were made during the fiscal year ended August 31, 2008.

The Advisor does not have the ability to recover amounts waived or reimbursed from previous periods.

The Investment Company also has a contract with State Street Bank and Trust Company ("State Street") to provide custody and fund accounting services to the Fund. For these services, the Fund pays State Street asset-based fees that vary accordingly to the number of positions and transactions plus out-of-pocket expenses.

Boston Financial Data Services ("BFDS"), a joint venture of DST Systems, Inc., and of State Street Corporation, serves as transfer, dividend paying, and shareholder servicing agent to the Fund. For these services, the Fund pays annual account services fees, activity based fees, charges related to compliance and regulatory services and a minimum fee of $200.

Administrator

Russell Fund Services Company ("RFSC" or the "Administrator") serves as the Investment Company's Administrator, pursuant to an Administration Agreement dated January 1, 2008 (the "Administration Agreement"). Under the Administration Agreement, the Administrator supervises certain administrative aspects of the Investment Company's operations. The Investment Company pays the Administrator an annual fee, payable monthly on a pro rata basis. RFSC is a wholly owned subsidiary of Russell Investment Management Company ("RIMCo"). Until January 1, 2008, RIMCo, a wholly owned subsidiary of Russell Investment Group, served as the Investment Company's administrator pursuant to an Administration Agreement dated April 12, 1988, as amended (the "RIMCo Agreement"). RIMCo transferred its rights and duties under the RIMCo Agreement and benefits from the RIMCo Agreement to RFSC. The Administration Agreement is identical in all materials respects to the RIMCo Agreement, including with respect to the services contemplated under the Administration Agreement. RFSC also serves as the administrator to proprietary mutual funds advised by RIMCo.

The Fund pays the Administrator an annual fee, payable monthly on a pro rata basis. The annual fee is based on the following percentages of the average daily net assets of the Fund: $0 to $1 billion — 0.0315%; over $1 billion — 0.01%. In addition, the Administrator charges a flat fee of $30,000 per year per fund on each fund of the Investment Company with less than $500 million in assets under management. In addition, the Fund reimburses the Administrator for out-of-pocket expenses.

Distributor and Shareholder Servicing

The Investment Company has a distribution agreement dated March 1, 2002, as amended, between the Investment Company and State Street Global Markets, LLC (the "Distributor"), which is a wholly-owned subsidiary of State Street, to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other related and non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

The Investment Company maintains a distribution plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any shareholder servicing agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

Notes to Financial Statements

SSgA
S&P 500 Index Fund

Notes to Financial Statements, continued — August 31, 2008

The Fund has shareholder service agreements with State Street and the following entities related to State Street: State Street Global Markets LLC ("Global Markets"), Fiduciary Investors Services Division of State Street ("Fiduciary Investors Services"), High Net Worth Services Division of State Street ("High Net Worth Services") and CitiStreet LLC ("CitiStreet") (collectively, the "Agents"), as well as several unaffiliated services providers. For these services, the Fund pays 0.025% to State Street, and a fee to each of the Agents, based upon the average daily value of all Fund shares held by or for customers of these Agents subject to the maximum of 0.100%.

For the fiscal year ended August 31, 2008, the Fund paid the following shareholder servicing expenses to the Agents:

	State Street	Global Markets	CitiStreet
S&P 500 Index	$437,772	$6,616	$7,193

Total shareholder servicing payments shall not exceed 0.20% of the average daily net assets of the Fund on an annual basis. The combined distribution and shareholder servicing payments shall not exceed 0.25% of the average daily value of net assets of the Fund on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the Plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Board or a majority of the Fund's shareholders have the right, however, to terminate the Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Plan's termination or noncontinuance. There were no carryover expenses as of August 31, 2008.

Board of Trustees

The Investment Company paid each trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the funds of the Investment Company, except for the Life Solutions Funds, based upon their relative net assets.

The Fund has implemented an optional deferred compensation plan (the "Deferral Plan") which allows the trustees to defer the receipt of all or a portion of trustee fees payable. The deferred fees remain invested in certain funds of the Investment Company until distribution in accordance with the Deferral Plan.

Accrued fees payable to affiliates and trustees as of August 31, 2008 were as follows:

Administration fees	$49,840
Custodian fees	1,257
Distribution fees	110,266
Shareholder servicing fees	72,127
Transfer agent fees	55,219
Trustees' fees	5,525
$294,234

Beneficial Interest

As of August 31, 2008, there were no shareholders with shares of beneficial interest greater than 10% of the total outstanding shares of the Fund.

Notes to Financial Statements

SSgA
S&P 500 Index Fund

Notes to Financial Statements, continued — August 31, 2008

5. Fund Share Transactions

	(amounts in thousands) For the Fiscal Years Ended August 31,
	Shares		Dollars
S&P 500 Index Fund	2008	2007	2008	2007
Proceeds from shares sold	16,300	20,914	$369,572	$489,793
Proceeds from reinvestment of distributions	1,239	1,437	28,664	33,463
Payments for shares redeemed	(29,505)	(30,842)	(680,300)	(732,587)
Total net increase (decrease)	(11,966)	(8,491)	$(282,064)	$(209,331)

6. Interfund Lending Program

The Fund has been granted permission from the Securities and Exchange Commission to participate in a joint lending and borrowing facility (the "Credit Facility"). Portfolios of the Fund may borrow money from the SSgA Money Market Fund for temporary purposes. All such borrowing and lending will be subject to a participating fund's fundamental investment limitations. The SSgA Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves. The Fund will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day's notice. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the SSgA Money Market Fund could result in additional borrowing costs. For the fiscal year ended August 31, 2008, the Fund did not utilize the Interfund Lending Program.

7. Dividends

On September 2, 2008, the Fund declared the following dividend from net investment income payable on September 8, 2008 to shareholders of record September 3, 2008:

Net Investment Income
S&P 500 Index Fund	$0.1092

Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of the SSgA Funds and Shareholders of the
SSgA S&P 500 Index Fund:

We have audited the accompanying statement of assets and liabilities of SSgA S&P 500 Index Fund (the "Fund")(one of the Funds comprising the SSgA Funds) as of August 31, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period ended August 31, 2004 were audited by other auditors whose report, dated October 20, 2004, expressed an unqualified opinion on the financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of SSgA S&P 500 Index Fund as of August 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Boston, Massachusetts
October 27, 2008

Report of Independent Registered Public Accounting Firm

SSgA
S&P 500 Index Fund

Tax Information — August 31, 2008 (Unaudited)

The Fund designates dividends distributed during the fiscal year as qualifying for the dividends received deduction for corporate shareholders as follows:

S&P 500 Index Fund	100.0%

For the tax year ended August 31, 2008, the Fund hereby designates 100%, or the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gain rates.

The Form 1099 mailed to you in January 2009 will show the tax status of all distributions paid to your account in calendar 2008.

Please consult a tax advisor for questions about federal or state income tax laws.

Tax Information

SSgA
S&P 500 Index Fund

Basis for Approval of Advisory Contracts (Unaudited)

Approval of the Advisory Agreement

At a meeting held on April 8, 2008, the Board of Trustees, including a majority of the members of the board who are not "interested persons" of the Investment Company (the "Independent Trustees"), approved the continuation of the Advisory Agreement between the Advisor and the SSgA Funds. In considering the continuation of the Advisory Agreement, the Board of Trustees reviewed a variety of materials relating to the SSgA Funds and the Advisor, including the advisory fees charged and any related expense limitations, total expenses and expense ratios and performance of each fund relative to other similar mutual funds for one, three and five year periods. The Trustees also considered the profitability of the Advisor with respect to the services it renders to the SSgA Funds under the Advisory Agreement and the profitability of the Advisor's affiliated companies with respect to the services provided to the SSgA Funds by such affiliated companies. The Trustees reviewed materials describing the Advisor's personnel and operations, including its investment management and its compliance capabilities and undertakings. The Trustees considered, among other things, the services provided under the Advisory Agreement and other services that the Advisor and its affiliates provide to the Investment Company; the complexity of those services, both on an absolute basis and relative to other mutual fund complexes; the manner in which the Advisor discharges these services; the financial strength of the Advisor; the organization and compensation structure of the Advisor, including staff experience and qualifications; and the process by which investment decisions are made. Much of the material was assembled and provided by Lipper Inc., an independent service provider engaged to provide the Board of Trustees with objective materials for this annual review. The Independent Trustees met among themselves and separately with representatives of the Advisor to evaluate this information. At these meetings, the Independent Trustees were separately represented by independent counsel. The Trustees concluded that (a) over various time periods, the performance of most of the funds compares favorably, or very favorably, to those of similar mutual funds; (b) the Advisor's fees and the expense ratio for each fund compare favorably, or very favorably, to those of similar mutual funds and are exceptionally reasonable in relation to the services provided to the Investment Company; (c) the Advisor has provided, and can be expected to continue providing, high quality investment management services for each fund; (d) the profitability of the Advisor and its affiliates with respect to services provided by them to each fund is not excessive; (e) in light of the current size of each fund, the level of profitability of the Advisor and its affiliates with respect to services provided by them to each fund is not excessive; and (f) in light of the current size of each fund, the level of profitability of the Advisor and its affiliates with respect to each fund over various time periods, and the comparatively low management fee and expense ratio of the fund during these periods, it does not appear that the Advisor has realized benefits from economies of scale in managing the assets of the funds to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for any fund at this time. The Trustees determined that the impact of economies of scale, if any, would be analyzed annually in connection with their consideration of the Advisor's profitability under the advisory contract.

The Trustees are satisfied with the Advisor's ongoing compliance efforts and undertakings, its responsiveness to any concerns expressed by Trustees regarding the management of the funds and with the Advisor's overall consistently excellent and cost-efficient performance. The Trustees believe that their efforts throughout the year help assure that the best interests of the funds and their shareholders are always considered in connection with the day-to-day operations of a large diverse family of funds.

Basis for Approval of Advisory Contracts

SSgA
S&P 500 Index Fund

Shareholder Requests for Additional Information — August 31, 2008 (Unaudited)

The Fund has adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities are contained in the Fund's Statement of Additional Information, which is available (i) without charge, upon request, by calling the Fund at (800) 647-7327, (ii) on the Fund's website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Fund will file its complete schedule of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedule of investments is available in the Fund's semiannual and annual financial statements. The Fund's Form N-Q is available (i) without charge, upon request, by calling the Fund at (800) 647-7327, (ii) on the Fund's website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information

SSgA
S&P 500 Index Fund

Disclosure of Information about Fund Trustees and Officers —
August 31, 2008 (Unaudited)

The following tables provide information for each trustee and principle officers of the Investment Company, which consists of 26 funds. The first table provides information for the trustees who are interested persons. The second table provides information for the independent trustees. The third table provides information for the officers.

Name, Address and Age	Position(s) with SSgA Funds; Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years; Other Directorships Held	Number of Portfolios in Fund Complex Overseen by Trustee
INTERESTED TRUSTEE

Peter G. Leahy Born November 21, 1960 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Trustee since 2005 Interested Person of the SSgA Funds (as defined in the 1940 Act)	Until successor is elected and qualified	• 2004 to Present, Executive Vice President, State Street Corporation; and September 2006 to Present, Chief Product Officer (1991-2004, Senior Vice President), State Street Global Advisors; and • Director, State Street Global Markets LLC.	26

INDEPENDENT TRUSTEES

Lynn L. Anderson Born April 22, 1939 909 A Street Tacoma, WA 98402	Chairman of the Board since 1988 Independent Chairman since January 2006 Member (ex officio), Audit Committee Member (ex officio), Governance Committee Member (ex officio), Valuation Committee Member (ex officio), QLCC	Until successor is elected and qualified	• Director, Russell Trust Company; and • Until December 2005, Vice Chairman, Frank Russell Company (institutional financial consultant) (Retired); and Chairman of the Board, Russell Investment Company and Russell Investment Funds (registered investment companies) (Retired).	26

William L. Marshall Born December 12, 1942 909 A Street Tacoma, WA 98402	Trustee since 1988 Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Member, QLCC	Until successor is elected and qualified	• Chief Executive Officer and President, Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment advisor and provider of financial and related consulting services); • Certified Financial Planner and Member, Financial Planners Association; and • Registered Representative and Principal for Securities with Cambridge Investment Research, Inc., Fairfield, Iowa.	26

Disclosure of Information about Fund Trustees and Officers

SSgA
S&P 500 Index Fund

Disclosure of Information about Fund Trustees and Officers, continued —
August 31, 2008 (Unaudited)

Name, Address and Age	Position(s) with SSgA Funds; Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years; Other Directorships Held	Number of Portfolios in Fund Complex Overseen by Trustee
INDEPENDENT TRUSTEES (continued)

Steven J. Mastrovich Born November 3, 1956 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, QLCC	Until successor is elected and qualified	• Global Head of Structured Real Estate and Business Development, J.P. Morgan Investment Management (private real estate investment for clients primarily outside of the US to locate private real estate investments within the US).	26

Patrick J. Riley Born November 30, 1948 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Chairman, Governance Committee Member, Valuation Committee Member, QLCC	Until successor is elected and qualified	• 2003 to Present, Associate Justice, Commonwealth of Massachusetts Superior Court; • 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); and • Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	26

Richard D. Shirk Born October 31, 1945 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, QLCC Audit Committee Financial Expert	Until successor is elected and qualified	• March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); • Board Member, Healthcare Georgia Foundation (private foundation); and • September 2002 to Present, Board Member, Amerigroup Corp. (managed health care).	26

Disclosure of Information about Fund Trustees and Officers

SSgA
S&P 500 Index Fund

Disclosure of Information about Fund Trustees and Officers, continued —
August 31, 2008 (Unaudited)

Name, Address and Age	Position(s) with SSgA Funds; Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years; Other Directorships Held	Number of Portfolios in Fund Complex Overseen by Trustee
INDEPENDENT TRUSTEES (continued)

Bruce D. Taber Born April 25, 1943 909 A Street Tacoma, WA 98402	Trustee since 1991 Member, Audit Committee Member, Governance Committee Chairman, Valuation Committee Member, QLCC	Until successor is elected and qualified	• Consultant, Computer Simulation, General Electric Industrial Control Systems (diversified technology and services company); and • Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	26

Henry W. Todd Born May 4, 1947 909 A Street Tacoma, WA 98402	Trustee since 1988 Alternate Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Chairman, QLCC Audit Committee Financial Expert	Until successor is elected and qualified	• Chairman, President and CEO, A.M. Todd Group, Inc. (flavorings manufacturer); and • Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	26

Disclosure of Information about Fund Trustees and Officers

SSgA
S&P 500 Index Fund

Disclosure of Information about Fund Trustees and Officers, continued —
August 31, 2008 (Unaudited)

Name, Address and Age	Position(s) with SSgA Funds; Length of Time Served	Term of Office	Principal Occupation(s) During Past Five Years
OFFICERS

James E. Ross Born June 24, 1965 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	President and Chief Executive Officer from January 2006 to Present Principal Executive Officer since 2005	Until successor is elected by Trustees	• 2005 to Present, President (2001 to 2005, Principal), SSgA Funds Management, Inc. (investment advisor);
• March 2006 to Present, Senior Managing Director (2000 to 2006, Principal), State Street Global Advisors; and
• President, Principal Executive Officer and Trustee, SPDR Series Trust and SPDR Index Shares Funds; Trustee, Select Sector SPDR Trust; President, Principal Executive Officer and Trustee, State Street Master Funds and State Street Institutional Investment Trust (registered investment companies).

Ellen M. Needham Born January 4, 1967 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Vice President since May 2006	Until successor is elected by Trustees	• Principal, SSgA Funds Management, Inc. (investment advisor); and
• July 2007 to Present, Managing Director (June 2006 to July 2007, Vice President; 2000 to June 2006, Principal), State Street Global Advisors.

Julie B. Piatelli Born August 5, 1967 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Chief Compliance Officer since August 2007	Until successor is elected by Trustees	• 2004 to Present, Principal and Senior Compliance Officer, SSgA Funds Management, Inc.; Vice President, State Street Global Advisors; and • 1999 to 2004, Senior Manager, PricewaterhouseCoopers LLC.

Mark E. Swanson Born November 26, 1963 909 A Street Tacoma, WA 98402	Treasurer and Principal Accounting Officer since 2000	Until successor is elected by Trustees	• Director – Fund Administration, Russell Investment Management Company, Russell Fund Services Company, and Russell Trust Company;
• Treasurer and Chief Accounting Officer, Russell Investment Company and Russell Investment Funds; and
• Director, Russell Financial Services, Inc., Russell Investment Management Company, and Russell Fund Services Company.

Gregory J. Lyons Born August 24, 1960 909 A Street Tacoma, WA 98402	Secretary since 2007 and Chief Legal Officer since 2008	Until successor is elected by Trustees	• Associate General Counsel and Assistant Secretary, Frank Russell Company, Russell Insurance Agency, Inc.;
• Director and Secretary, Russell Investment Management Company, Russell Financial Services, Inc., and Russell Fund Services Company; and
• Secretary and Chief Legal Counsel, Russell Investment Company and Russell Investment Funds.

Disclosure of Information about Fund Trustees and Officers

SSgA
S&P 500 Index Fund

State Street Financial Center

One Lincoln Street
Boston, Massachusetts 02111-2900
(800) 647-7327

Trustees

Lynn L. Anderson, Chairman

Peter G. Leahy

William L. Marshall

Steven J. Mastrovich

Patrick J. Riley

Richard D. Shirk

Bruce D. Taber

Henry W. Todd

Officers

James E. Ross, President, Chief Executive Officer and Principal Executive Officer

Mark E. Swanson, Treasurer and Principal Accounting Officer

Ellen M. Needham, Vice President

Julie B. Piatelli, Chief Compliance Officer

Gregory J. Lyons, Secretary and Chief Legal Officer

Rick Chase, Assistant Treasurer

Ross E. Erickson, Assistant Treasurer

Kimberlee A. Lloyd, Assistant Treasurer

David J. Craig, Assistant Treasurer

Carla L. Anderson, Assistant Secretary

Sandra L. Geiger, Assistant Secretary

Investment Adviser

SSgA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Custodian and Office of Shareholder Inquiries

State Street Bank and Trust Company

1776 Heritage Drive

North Quincy, Massachusetts 02171

Transfer and Dividend Paying Agent

Boston Financial Data Services, Inc.

Two Heritage Drive

North Quincy, Massachusetts 02171

Distributor

State Street Global Markets, LLC

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Administrator

Russell Fund Services Company

909 A Street

Tacoma, Washington 98402

Legal Counsel

Goodwin Procter LLP

Exchange Place

Boston, Massachusetts 02109

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, Massachusetts 02116

Fund Management and Service Providers

This page has been intentionally left blank.

State Street Equity 500 Index Portfolio

Portfolio of Investments

August 31, 2008 (Unaudited)

	Shares	Market Value (000)
Common Stocks — 97.5%
Consumer Discretionary — 8.6%
Abercrombie & Fitch Co. Class A	15,846	$831
Amazon.Com, Inc. (a)	54,892	4,436
Apollo Group, Inc. Class A (a)	22,629	1,441
AutoNation, Inc. (a)	23,063	262
AutoZone, Inc. (a)	7,864	1,079
Bed Bath & Beyond, Inc. (a)	46,645	1,430
Best Buy Co., Inc.	63,219	2,830
Big Lots, Inc. (a)	12,827	379
Black & Decker Corp.	10,037	635
Carnival Corp.	77,250	2,863
CBS Corp. Class B	120,203	1,945
Centex Corp.	24,082	391
Coach, Inc. (a)	63,228	1,833
Comcast Corp. Class A	532,548	11,279
D.R. Horton, Inc.	45,576	568
Darden Restaurants, Inc.	25,688	752
Dillard’s, Inc. Class A	12,294	157
DIRECTV Group, Inc. (a)	129,577	3,655
Eastman Kodak Co.	54,482	882
eBay, Inc. (a)	200,303	4,994
Expedia, Inc. (a)	39,215	693
Family Dollar Stores, Inc.	27,158	677
Ford Motor Co. (a)	412,798	1,841
Fortune Brands, Inc.	27,745	1,632
GameStop Corp. (a)	29,000	1,272
Gannett Co., Inc.	42,074	749
Gap, Inc.	81,298	1,581
General Motors Corp.	98,645	986
Genuine Parts Co.	30,709	1,303
Goodyear Tire & Rubber Co. (a)	45,257	888
H&R Block, Inc.	58,415	1,492
Harley-Davidson, Inc.	43,201	1,719
Harman International Industries, Inc.	10,521	358
Hasbro, Inc.	25,825	966
Home Depot, Inc.	303,012	8,218
Host Hotels & Resorts, Inc.	91,365	1,307
International Game Technology	55,119	1,181
Interpublic Group of Cos., Inc. (a)	83,694	787
JC Penney Co., Inc.	40,310	1,571
Johnson Controls, Inc.	105,286	3,255
Jones Apparel Group, Inc.	13,434	267
KB HOME	14,794	308
Kohl’s Corp. (a)	56,033	2,755
Leggett & Platt, Inc.	27,898	622
Lennar Corp. Class A	27,931	367
Limited Brands	50,567	1,052
Liz Claiborne, Inc.	20,797	337
Lowe’s Cos., Inc.	260,962	6,430
Macy’s, Inc.	76,523	1,593
Marriot International, Inc. Class A	52,821	1,490
Mattel, Inc.	66,976	1,295
McDonald’s Corp.	203,825	12,647
McGraw-Hill, Inc.	56,766	2,432
Meredith Corp.	7,889	224
New York Times Co. Class A	22,922	298
Newell Rubbermaid, Inc.	51,593	934
News Corp. Class A	410,409	5,811
NIKE, Inc. Class B	68,052	4,125
Nordstrom, Inc.	30,833	959
Office Depot, Inc. (a)	51,256	361
Omnicom Group, Inc.	56,541	2,397
Polo Ralph Lauren Corp.	10,615	806
Pulte Homes, Inc.	34,526	501
Radioshack Corp.	20,203	384
Scripps Networks Interactive, Inc. Class A	16,835	699
Sears Holdings Corp. (a)	12,674	1,165
Sherwin-Williams Co.	18,396	1,077
Snap-On, Inc.	9,512	542
Stanley Works	14,583	699
Staples, Inc.	123,933	2,999
Starbucks Corp. (a)	128,561	2,000
Starwood Hotels & Resorts Worldwide, Inc.	33,647	1,220
Target Corp.	140,916	7,471
Tiffany & Co.	22,280	984
Time Warner, Inc.	639,673	10,471
TJX Cos., Inc.	77,806	2,820
V.F. Corp.	15,193	1,204
Viacom, Inc. Class B (a)	113,922	3,358
Walt Disney Co.	342,745	11,088
Washington Post Co. Class B	1,060	632
Wendy’s International, Inc.	17,016	413
Whirlpool Corp.	13,761	1,120
Wyndham Worldwide Corp.	34,299	661
Yum! Brands, Inc.	84,192	3,004
		177,140
Consumer Staples — 11.1%
Altria Group, Inc.	373,799	7,861
Anheuser-Busch Cos., Inc.	127,403	8,646
Archer-Daniels-Midland Co.	114,424	2,913
Avon Products, Inc.	77,160	3,305
Brown-Forman Corp. Class B	15,624	1,125
Campbell Soup Co.	39,265	1,445
Clorox Co.	25,643	1,515
Coca-Cola Co.	359,011	18,694
Coca-Cola Enterprises, Inc.	53,901	920
Colgate-Palmolive Co.	90,601	6,888
ConAgra Foods, Inc.	84,075	1,788
Constellation Brands, Inc. Class A (a)	37,426	790
Costco Wholesale Corp.	77,289	5,183
CVS Corp.	258,032	9,444
Dean Foods Co. (a)	25,258	636
Estee Lauder Cos, Inc. Class A	20,552	1,023
General Mills, Inc.	60,132	3,979
H.J. Heinz Co.	55,669	2,801
Hershey Foods Corp.	29,582	1,068
Kellogg Co.	45,935	2,501
Kimberly-Clark Corp.	76,000	4,688

See Notes to Financial Statements

	Shares	Market Value (000)
Consumer Staples — (continued)
Kraft Foods, Inc.	273,810	$8,628
Kroger Co.	121,076	3,344
Lorillard, Inc.	30,861	2,229
McCormick & Co., Inc.	22,353	904
Molson Coors Brewing Co., Class B	26,062	1,242
Pepsi Bottling Group, Inc.	22,953	679
PepsiCo, Inc.	284,956	19,514
Philip Morris International, Inc.	378,999	20,352
Procter & Gamble Co.	549,112	38,312
Reynolds American, Inc.	31,387	1,663
Safeway, Inc.	80,364	2,117
Sara Lee Corp.	130,834	1,766
SuperValu, Inc.	37,648	873
Sysco Corp.	106,809	3,400
Tyson Foods, Inc., Class A	46,035	668
UST Corp.	26,637	1,427
Wal-Mart Stores, Inc.	418,202	24,703
Walgreen Co.	176,718	6,438
Whole Foods Market, Inc.	25,433	466
Wrigley Wm., Jr. Co.	38,648	3,072
		229,010
Energy — 12.9%
Anadarko Petroleum Corp.	83,326	5,144
Apache Corp.	59,525	6,808
Baker Hughes, Inc.	54,878	4,391
BJ Services Co.	52,248	1,403
Cabot Oil & Gas Corp.	17,400	773
Cameron International Corp. (a)	38,000	1,770
Chesapeake Energy Corp.	85,982	4,162
Chevron Corp.	371,946	32,106
ConocoPhillips	277,230	22,874
Devon Energy Corp.	80,551	8,220
El Paso Corp.	123,192	2,065
ENSCO International, Inc.	26,077	1,767
EOG Resources, Inc.	44,317	4,628
ExxonMobil Corp.	948,572	75,895
Halliburton Co.	157,734	6,931
Hess Corp.	50,901	5,330
Marathon Oil Corp.	126,277	5,691
Murphy Oil Corp.	33,841	2,658
Nabors Industries, Ltd. (a)	51,604	1,837
National Oilwell Varco, Inc. (a)	75,157	5,541
Noble Corp.	47,918	2,410
Noble Energy, Inc.	31,510	2,260
Occidental Petroleum Corp.	146,844	11,654
Range Resources Corp.	27,200	1,263
Rowan Cos., Inc.	19,520	721
Schlumberger, Ltd.	214,475	20,208
Smith International, Inc.	39,634	2,762
Sunoco, Inc.	21,584	958
Tesoro Corp.	26,365	489
Transocean, Inc. (a)	57,635	7,331
Valero Energy Corp.	95,009	3,303
Weatherford International Ltd. (a)	120,910	4,665
Williams Cos., Inc.	104,468	3,227
XTO Energy, Inc.	96,152	4,847
		266,092
Financials — 14.9%
AFLAC, Inc.	84,490	4,791
Allstate Corp.	100,006	4,513
American Capital Ltd.	34,302	746
American Express Co.	209,364	8,308
American International Group, Inc.	483,466	10,390
Ameriprise Financial, Inc.	39,907	1,794
AON Corp.	54,747	2,600
Apartment Investment & Management Co. Class A	17,885	634
Assurant, Inc.	17,131	1,001
AvalonBay Communities, Inc.	13,353	1,335
Bank of America Corp.	819,462	25,518
Bank of New York Mellon Corp.	207,685	7,188
BB&T Corp.	96,670	2,900
Boston Properties, Inc.	21,667	2,220
Capital One Financial Corp.	66,063	2,916
CB Richard Ellis Group, Inc. Class A (a)	29,875	390
Charles Schwab Corp.	166,093	3,985
Chubb Corp.	65,575	3,148
Cincinnati Financial Corp.	28,114	833
CIT Group, Inc.	54,842	565
Citigroup, Inc.	975,202	18,519
CME Group, Inc.	12,091	4,055
Comerica, Inc.	27,144	762
Developers Diversified Realty Corp.	20,024	671
Discover Financial Services	85,605	1,408
E*Trade Financial Corp. (a)	81,315	260
Equity Residential	49,057	2,070
Fannie Mae	189,550	1,296
Federal Home Loan Mortgage Corp.	117,439	530
Federated Investors, Inc. Class B	15,270	511
Fidelity National Information Services, Inc.	30,977	677
Fifth Third Bancorp	107,116	1,690
First Horizon National Corp.	38,372	431
Franklin Resources, Inc.	28,580	2,987
General Growth Properties, Inc.	48,893	1,268
Genworth Financial, Inc. Class A	79,351	1,274
Goldman Sachs Group, Inc.	70,870	11,621
Hartford Financial Services Group, Inc.	56,197	3,545
HCP, Inc.	43,100	1,561
Hudson City Bancorp, Inc.	95,992	1,770
Huntington Bancshares, Inc.	64,656	473
IntercontinentalExchange, Inc. (a)	12,680	1,116
Invesco Ltd.	69,400	1,779
J.P. Morgan Chase & Co.	620,515	23,884
Janus Capital Group, Inc.	26,407	712
KeyCorp	86,875	1,043
Kimco Realty Corp.	45,869	1,704

See Notes to Financial Statements

	Shares	Market Value (000)
Financials — (continued)
Legg Mason, Inc.	26,342	$1,173
Lehman Brothers Holdings, Inc.	126,028	2,028
Leucadia National Corp.	31,136	1,441
Lincoln National Corp.	46,692	2,370
Loews Corp.	63,731	2,768
M & T Bank Corp.	14,137	1,008
Marsh & McLennan Cos., Inc.	91,753	2,930
Marshall & Ilsley Corp.	45,493	701
MBIA, Inc.	41,484	673
Merrill Lynch & Co., Inc.	274,590	7,785
MetLife, Inc.	129,056	6,995
MGIC Investment Corp.	18,100	152
Moody’s Corp.	35,466	1,442
Morgan Stanley	200,130	8,171
National City Corp.	145,254	732
Northern Trust Corp.	33,806	2,718
NYSE Euronext	48,800	1,981
Plum Creek Timber Co., Inc.	30,811	1,529
PNC Financial Services Group, Inc.	61,451	4,421
Principal Financial Group, Inc.	46,591	2,133
Progressive Corp.	121,701	2,248
ProLogis	48,091	2,071
Prudential Financial, Inc.	78,539	5,789
Public Storage, Inc.	22,787	2,012
Regions Financial Corp.	122,289	1,134
SAFECO Corp.	15,250	1,031
Simon Property Group, Inc.	40,600	3,852
SLM Corp. (a)	83,254	1,374
Sovereign Bancorp, Inc.	85,574	827
State Street Corp. (b)	75,925	5,138
SunTrust Banks, Inc.	62,218	2,606
T. Rowe Price Group, Inc.	47,575	2,824
Torchmark Corp.	15,621	933
Travelers Cos, Inc.	109,804	4,849
U.S. Bancorp	313,152	9,977
Unum Group	61,629	1,566
Vornado Realty Trust	23,734	2,361
Wachovia Corp.	384,978	6,117
Washington Mutual, Inc.	263,241	1,066
Wells Fargo Co.	593,693	17,971
Western Union Co.	133,585	3,690
XL Capital, Ltd. Class A	54,468	1,095
Zions Bancorp	17,953	482
		307,556
Health Care — 12.3%
Abbott Laboratories	277,406	15,931
Aetna, Inc.	86,050	3,712
Allergan, Inc.	56,092	3,134
AmerisourceBergen Corp.	29,893	1,226
Amgen, Inc. (a)	194,836	12,245
Applied Biosystems, Inc.	29,573	1,079
Barr Pharmaceuticals, Inc. (a)	18,923	1,278
Baxter International, Inc.	111,961	7,587
Becton, Dickinson & Co.	43,597	3,810
Biogen Idec, Inc. (a)	53,431	2,721
Boston Scientific Corp. (a)	245,934	3,089
Bristol-Myers Squibb Co.	353,338	7,540
C.R. Bard, Inc.	17,597	1,644
Cardinal Health, Inc.	65,057	3,577
Celgene Corp. (a)	77,618	5,379
CIGNA Corp.	51,596	2,161
Coventry Health Care, Inc. (a)	27,603	967
Covidien Ltd.	90,604	4,899
DaVita, Inc. (a)	18,700	1,073
Eli Lilly & Co.	178,675	8,335
Express Scripts, Inc. (a)	44,699	3,281
Forest Laboratories, Inc. (a)	54,802	1,956
Genzyme Corp. (a)	48,692	3,813
Gilead Sciences, Inc. (a)	164,799	8,682
Hospira, Inc. (a)	28,503	1,150
Humana, Inc. (a)	29,507	1,369
IMS Health, Inc.	34,832	774
Intuitive Surgical, Inc. (a)	6,900	2,037
Johnson & Johnson	506,849	35,697
King Pharmaceuticals, Inc. (a)	39,792	455
Laboratory Corp. of America Holdings (a)	19,222	1,406
McKesson Corp.	50,655	2,927
Medco Health Solutions, Inc. (a)	92,068	4,313
Medtronic, Inc.	200,878	10,968
Merck & Co., Inc.	384,219	13,705
Millipore Corp. (a)	9,535	715
Mylan Laboratories Inc. (a)	51,709	667
Patterson Cos., Inc. (a)	21,594	703
Pfizer, Inc.	1,215,871	23,235
Quest Diagnostics, Inc.	28,100	1,519
Schering-Plough Corp.	288,755	5,602
St. Jude Medical, Inc. (a)	60,726	2,783
Stryker Corp.	43,689	2,936
Tenet Healthcare Corp. (a)	76,270	460
Thermo Fisher Scientific, Inc. (a)	76,024	4,604
UnitedHealth Group, Inc.	221,296	6,738
Varian Medical Systems, Inc. (a)	22,860	1,444
Watson Pharmaceuticals, Inc. (a)	17,346	526
Wellpoint, Inc. (a)	94,838	5,007
Wyeth	240,487	10,408
Zimmer Holdings, Inc. (a)	42,252	3,059
		254,326
Industrials — 11.5%
3M Co.	125,772	9,005
Allied Waste Industries, Inc. (a)	60,230	810
Avery Dennison Corp.	18,988	916
Boeing Co.	134,188	8,797
Burlington Northern Santa Fe Corp.	52,382	5,626
Caterpillar, Inc.	109,679	7,758
CH Robinson Worldwide, Inc.	30,461	1,587
Cintas Corp.	25,088	773
Cooper Industries, Ltd. Class A	32,034	1,526
CSX Corp.	73,538	4,756

See Notes to Financial Statements

	Shares	Market Value (000)
Industrials — (continued)
Cummins, Inc.	37,258	$2,428
Danaher Corp.	45,186	3,686
Deere & Co.	78,137	5,514
Domtar Corp. (a)(c)	11	—
Dover Corp.	34,295	1,694
Eaton Corp.	28,795	2,107
Emerson Electric Co.	141,248	6,610
Equifax, Inc.	23,683	837
Expeditors International Washington, Inc.	37,320	1,347
FedEx Corp.	55,100	4,563
Fluor Corp.	31,260	2,505
General Dynamics Corp.	71,061	6,559
General Electric Co.	1,788,833	50,266
Goodrich Co.	22,145	1,135
Honeywell International, Inc.	134,181	6,732
Illinois Tool Works, Inc.	72,471	3,595
Ingersoll-Rand Co. Class A	58,457	2,159
ITT Industries, Inc.	33,492	2,135
Jacobs Engineering Group, Inc. (a)	21,700	1,602
L-3 Communications Holdings, Inc.	22,303	2,318
Lockheed Martin Corp.	60,252	7,016
Manitowoc Co., Inc.	24,000	604
Masco Corp.	67,523	1,287
Mastercard, Inc. Class A	13,000	3,153
Monster Worldwide, Inc. (a)	22,609	442
Norfolk Southern Corp.	66,755	4,909
Northrop Grumman Corp.	60,811	4,187
PACCAR, Inc.	64,874	2,793
Pall Corp.	22,209	902
Parker-Hannifin Corp.	29,603	1,897
Pitney Bowes, Inc.	36,727	1,254
Precision Castparts Corp.	25,507	2,634
R.R. Donnelley & Sons Co.	38,309	1,068
Raytheon Co.	75,882	4,552
Robert Half International, Inc.	26,240	672
Rockwell Automation, Inc.	27,505	1,299
Rockwell Collins, Inc.	29,931	1,574
Ryder Systems, Inc.	9,821	634
Southwest Airlines Co.	128,486	1,957
Terex Corp. (a)	17,435	877
Textron, Inc.	45,239	1,859
Total System Services, Inc.	37,775	752
Tyco Electronics Ltd.	86,204	2,837
Tyco International Ltd.	87,861	3,768
Union Pacific Corp.	92,268	7,741
United Parcel Service, Inc. Class B	183,646	11,775
United Technologies Corp.	175,078	11,483
W.W. Grainger, Inc.	12,169	1,096
Waste Management, Inc.	89,439	3,146
		237,514
Information Technology — 15.4%
Adobe Systems, Inc. (a)	95,957	4,110
Advanced Micro Devices, Inc. (a)	114,986	723
Affiliated Computer Services, Inc. Class A (a)	16,737	891
Agilent Technologies, Inc. (a)	63,768	2,217
Akamai Technologies, Inc. (a)	29,424	674
Altera Corp.	52,854	1,197
Analog Devices, Inc.	50,269	1,405
Apple Computer, Inc. (a)	158,484	26,868
Applied Materials, Inc.	240,807	4,315
Autodesk, Inc. (a)	41,676	1,481
Automatic Data Processing, Inc.	92,817	4,119
BMC Software, Inc. (a)	35,621	1,160
Broadcom Corp. Class A (a)	78,159	1,880
CA, Inc.	68,199	1,631
CIENA Corp. (a)	14,529	252
Cisco Systems, Inc. (a)	1,061,819	25,537
Citrix Systems, Inc. (a)	33,467	1,013
Cognizant Technology Solutions Corp. Class A (a)	50,084	1,468
Computer Sciences Corp. (a)	25,944	1,220
Compuware Corp. (a)	51,350	587
Convergys Corp. (a)	20,035	295
Corning, Inc.	280,576	5,763
Dell, Inc. (a)	361,050	7,846
Electronic Arts, Inc. (a)	58,200	2,841
EMC Corp. (a)	372,584	5,693
Fiserv, Inc. (a)	29,952	1,553
Google, Inc. Class A (a)	41,790	19,361
Hewlett-Packard Co.	443,116	20,791
Intel Corp.	1,029,456	23,544
International Business Machines Corp.	246,942	30,060
Intuit, Inc. (a)	58,463	1,758
Jabil Circuit, Inc.	39,951	674
Juniper Networks, Inc. (a)	92,093	2,367
KLA-Tencor Corp.	30,405	1,127
Lender Processing Services, Inc. (a)	1,549	52
Lexmark International Group, Inc. Class A (a)	15,842	570
Linear Technology Corp.	40,863	1,334
LSI Corp. (a)	112,662	749
MEMC Electronic Materials, Inc. (a)	40,878	2,007
Microchip Technology, Inc.	33,189	1,062
Micron Technology, Inc. (a)	142,362	604
Microsoft Corp.	1,440,735	39,318
Molex, Inc.	24,805	598
Motorola, Inc.	399,965	3,768
National Semiconductor Corp.	41,096	881
NetApp, Inc. (a)	61,157	1,558
Nortel Networks Corp. (a)	2,050	12
Novell, Inc. (a)	68,720	442
Novellus Systems, Inc. (a)	20,030	454
NVIDIA Corp. (a)	100,756	1,273
Oracle Corp. (a)	713,062	15,637
Paychex, Inc.	58,038	1,978
PerkinElmer, Inc.	21,118	600
QLogic Corp. (a)	24,322	454

See Notes to Financial Statements

	Shares	Market Value (000)
Information Technology — (continued)
QUALCOMM, Inc.	289,911	$15,264
SanDisk Corp. (a)	40,167	581
Sun Microsystems, Inc. (a)	142,341	1,281
Symantec Corp. (a)	153,463	3,424
Tellabs, Inc. (a)	73,830	385
Teradata Corp. (a)	33,520	824
Teradyne, Inc. (a)	27,649	258
Texas Instruments, Inc.	236,399	5,794
Unisys Corp. (a)	69,807	285
VeriSign, Inc. (a)	33,421	1,068
Waters Corp. (a)	18,665	1,274
Xerox Corp.	161,834	2,254
Xilinx, Inc.	52,202	1,356
Yahoo!, Inc. (a)	246,219	4,772
		318,592
Materials — 3.9%
Air Products & Chemicals, Inc.	38,309	3,519
AK Steel Holding Corp.	20,000	1,052
Alcoa, Inc.	144,949	4,657
Allegheny Technologies, Inc.	17,528	859
Ashland, Inc.	10,700	438
Ball Corp.	17,562	806
Bemis Co., Inc.	17,262	482
CF Industries Holdings, Inc.	10,150	1,547
Consol Energy, Inc.	33,273	2,253
Dow Chemical Co.	168,728	5,759
E.I. Du Pont de Nemours & Co.	160,712	7,142
Eastman Chemical Co.	14,204	857
Ecolab, Inc.	31,366	1,435
Freeport-McMoRan Copper & Gold, Inc. Class B	68,252	6,096
Hercules, Inc.	23,050	497
International Flavors & Fragrances, Inc.	14,331	576
International Paper Co.	76,311	2,064
Massey Energy Co.	14,300	943
MeadWestvaco Corp.	32,320	856
Monsanto Co.	98,955	11,306
Newmont Mining Corp.	80,406	3,626
Nucor Corp.	55,954	2,937
Pactiv Corp. (a)	23,915	643
Peabody Energy Corp.	48,324	3,042
PPG Industries, Inc.	29,871	1,878
Praxair, Inc.	55,711	5,005
Rohm & Haas Co.	23,306	1,749
Sealed Air Corp.	28,492	690
Sigma-Aldrich Corp.	23,834	1,353
Titanium Metals Corp.	16,600	239
United States Steel Corp.	20,978	2,791
Vulcan Materials Co.	19,361	1,449
Weyerhaeuser Co.	36,937	2,050
		80,596
Telecommunication Services — 3.1%
American Tower Corp. Class A (a)	71,500	2,955
AT&T, Inc.	1,068,350	34,177
CenturyTel, Inc.	19,441	751
Embarq Corp.	27,597	1,301
Fairpoint Communications, Inc. (c)	8	—
Frontier Communications Corp.	60,384	759
JDS Uniphase Corp. (a)	42,723	434
Qwest Communications International, Inc.	283,890	1,073
Sprint Nextel Corp.	517,465	4,512
Verizon Communications, Inc.	512,466	17,998
Windstream Corp.	79,613	989
		64,949
Utilities — 3.8%
AES Corp. (a)	117,495	1,793
Allegheny Energy, Inc.	30,759	1,394
Ameren Corp.	38,360	1,606
American Electric Power Co., Inc.	73,352	2,864
CenterPoint Energy, Inc.	57,611	915
CMS Energy Corp.	38,856	527
Consolidated Edison, Inc.	47,752	1,953
Constellation Energy Group, Inc.	31,414	2,096
Dominion Resources, Inc.	102,662	4,469
DTE Energy Co.	27,984	1,180
Duke Energy Corp.	224,320	3,912
Dynegy, Inc. (a)	82,690	493
Edison International	59,519	2,733
Entergy Corp.	34,098	3,525
Exelon Corp.	118,421	8,995
FirstEnergy Corp.	54,107	3,930
FPL Group, Inc.	72,521	4,356
Integrys Energy Group, Inc.	12,916	675
Nicor, Inc.	9,100	418
NiSource, Inc.	49,982	824
Pepco Holdings, Inc.	36,900	935
PG&E Corp.	65,426	2,704
Pinnacle West Capital Corp.	17,760	625
PPL Corp.	66,075	2,892
Progress Energy, Inc.	46,981	2,052
Public Service Enterprise Group, Inc.	90,124	3,674
Questar Corp.	30,268	1,571
Sempra Energy	45,786	2,652
Southern Co.	139,143	5,219
Southwestern Energy Co. (a)	61,200	2,348
Spectra Energy Corp.	111,598	2,953
TECO Energy, Inc.	35,651	636
Xcel Energy, Inc.	77,251	1,585
		78,504

Total Common Stocks (Cost $1,397,831,606)		2,014,279

See Notes to Financial Statements

	Par	Market
	Amount	Value
	(000)	(000)
U.S. Government Securities — 0.2%
United States Treasury Bill(e) (d) 1.9% due 09/11/08	$2,936	$2,934

Total U.S. Government Securities (Cost $2,934,450)		2,934

	Shares (000)
Money Market Funds — 1.9%
AIM Short Term Investment Prime Portfolio	38,612	38,612
Federated Money Market Obligations Trust	566	566

Total Money Market Funds (Cost $39,178,582)		39,178

Total Investments — 99.6% (identified cost $1,439,944,638)(f)		2,056,391

Other Assets in Excess of Liabilities — 0.4%		8,958

Net Assets — 100.0%		$2,065,349

(a)   Non-income producing security.

(b)   Affiliated issuer. See table that follows for more information.

(c)   Amount is less than $1,000.

(d)   Security held as collateral in relation to initial margin requirements on futures contracts.

(e)   Rate represents annualized yield at date of purchase.

(f)    Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2008 was $759,258,949 and $142,812,177, respectively, resulting in net unrealized appreciation of investments of $616,446,772.

Futures: The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500® Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

	Number of Contracts	Unrealized Depreciation (000)
Schedule of Futures Contracts
S&P 500 Financial Futures Contracts (long) Expiration Date 08/2008	791	$(2,646)
Total unrealized depreciation on open futures contracts purchased		$(2,646)

†      Security valuation: The Portfolio’s investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and

See Notes to Financial Statements

thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees.

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. In accordance with FAS 157, fair value is defined as the price that the portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.

Various inputs are used in determining the value of the Fund’s investments. FAS 157 established a three tier hierarchy of inputs to establish a classification of fair value measurements and disclosure. The three tier hierarchy of inputs is summarized below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$2,014,278,378	$(2,646,375)
Level 2 – Other Significant Observable Inputs	42,113,032	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$2,056,391,410	$(2,646,375)

*Other financial instruments include futures contracts.

In March 2008, the Financial Accounting Standards board (“FASB”) issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statement disclosures.

See Notes to Financial Statements

Affiliate Table

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA FM. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500® Index. The market value of this investment at August 31, 2008 is listed in the Portfolio of Investments.

							Realized
						Income Earned	Gain
		Shares purchased for	Shares sold for		Value at	for the 8 months	on shares
Security	Number of shares held	the 8 months ended	the 8 months	Number of shares held	8/31/08	ended 8/31/08	sold
Description	at 12/31/07	8/31/08	ended 8/31/08	at 8/31/08	(000)	(000)	(000)

State Street Corp.	70,325	11,100	5,500	75,925	$5,138	$34	$56

See Notes to Financial Statements

Statement of Assets and Liabilities

August 31, 2008 (Unaudited)

(Amounts in thousands)

Assets
Investments in unaffiliated issuers at market (identified cost $1,436,592)	$2,051,253
Investments in non-controlled affiliates at market (identified cost $3,353)	5,138
2,056,391
Receivables:
Investment securities sold	5,056
Dividends and interest	4,716
Total assets	2,066,164

Liabilities
Payables:
Investment securities purchased	43
Daily variation margin on futures contracts	617
Management fees	155
Total liabilities	815
Net Assets	$2,065,349

State Street Equity 500 Index Portfolio

Portfolio of Investments

December 31, 2007

	Shares	Market Value (000)
Common Stocks — 98.1%
Consumer Discretionary — 8.7%
Abercrombie & Fitch Co.	15,846	$1,267
Amazon.Com, Inc. (a)	56,092	5,196
Apollo Group, Inc. Class A (a)	26,529	1,861
AutoNation, Inc. (a)	23,063	361
AutoZone, Inc. (a)	7,864	943
Bed Bath & Beyond, Inc. (a)	50,745	1,491
Best Buy Co., Inc.	64,119	3,376
Big Lots, Inc. (a)	17,227	275
Black & Decker Corp.	11,837	824
Brunswick Corp.	18,586	317
Carnival Corp.	80,250	3,570
CBS Corp. Class B	125,903	3,431
Centex Corp.	24,082	608
Circuit City Stores, Inc.	28,732	121
Clear Channel Communications, Inc.	92,847	3,205
Coach, Inc. (a)	68,028	2,080
Comcast Corp. Class A (a)	568,201	10,375
D.R. Horton, Inc.	53,476	704
Darden Restaurants, Inc.	25,688	712
Dillard’s, Inc. Class A	12,294	231
DIRECTV Group, Inc. (a)	128,877	2,980
Eastman Kodak Co.	54,482	1,192
eBay, Inc. (a)	210,566	6,989
EW Scripps Co. Class A	16,835	758
Expedia, Inc. (a)	35,655	1,127
Family Dollar Stores, Inc.	27,158	522
Ford Motor Co. (a)	383,580	2,581
Fortune Brands, Inc.	27,745	2,008
GameStop Corp. (a)	29,000	1,801
Gannett Co., Inc.	42,074	1,641
Gap, Inc.	91,398	1,945
General Motors Corp.	103,845	2,585
Genuine Parts Co.	31,409	1,454
Goodyear Tire & Rubber Co. (a)	45,757	1,291
H&R Block, Inc.	58,415	1,085
Harley-Davidson, Inc.	46,901	2,191
Harman International Industries, Inc.	10,521	775
Harrah’s Entertainment, Inc.	33,588	2,981
Hasbro, Inc.	25,825	661
Home Depot, Inc.	312,409	8,416
Host Hotels & Resorts, Inc.	92,665	1,579
International Game Technology	56,319	2,474
Interpublic Group of Cos., Inc. (a)	83,694	679
JC Penney & Co., Inc.	40,310	1,773
Johnson Controls, Inc.	109,486	3,946
Jones Apparel Group, Inc.	13,434	215
KB HOME	14,794	320
Kohl’s Corp. (a)	56,933	2,608
Leggett & Platt, Inc.	34,398	600
Lennar Corp. Class A	27,931	500
Limited Brands	58,467	1,107
Liz Claiborne, Inc.	20,797	423
Lowe’s Cos., Inc.	267,062	6,041
Macy’s, Inc.	78,723	2,037
Marriot International, Inc. Class A	56,821	1,942
Mattel, Inc.	66,976	1,275
McDonald’s Corp.	218,804	12,890
McGraw-Hill, Inc.	60,766	2,662
Meredith Corp.	7,889	434
New York Times Co. Class A	29,122	511
Newell Rubbermaid, Inc.	51,593	1,335
News Corp. Class A	428,209	8,774
NIKE, Inc. Class B	70,852	4,552
Nordstrom, Inc.	34,633	1,272
Office Depot, Inc. (a)	51,256	713
OfficeMax, Inc.	15,131	313
Omnicom Group, Inc.	59,941	2,849
Polo Ralph Lauren Corp.	10,615	656
Pulte Homes, Inc.	42,826	451
Radioshack Corp.	27,503	464
Sears Holdings Corp. (a)	14,174	1,446
Sherwin-Williams Co.	20,596	1,195
Snap-On, Inc.	9,512	459
Stanley Works	14,583	707
Staples, Inc.	130,833	3,018
Starbucks Corp. (a)	136,861	2,802
Starwood Hotels & Resorts Worldwide, Inc.	36,747	1,618
Target Corp.	153,204	7,660
Tiffany & Co.	25,080	1,154
Time Warner, Inc.	667,238	11,016
TJX Cos., Inc.	81,106	2,330
V.F. Corp.	16,893	1,160
Viacom, Inc. Class B (a)	123,909	5,442
Walt Disney Co.	356,571	11,510
Washington Post Co.	1,060	839
Wendy’s International, Inc.	17,016	440
Whirlpool Corp.	13,761	1,123
Wyndham Worldwide Corp.	34,299	808
Yum! Brands, Inc.	95,392	3,651
		209,704
Consumer Staples — 10.0%
Altria Group, Inc.	389,107	29,409
Anheuser-Busch Cos., Inc.	135,496	7,092
Archer-Daniels-Midland Co.	118,424	5,498
Avon Products, Inc.	80,660	3,188
Brown-Forman Corp. Class B	15,624	1,158
Campbell Soup Co.	41,465	1,482
Clorox Co.	25,743	1,678
Coca-Cola Co.	367,217	22,536
Coca-Cola Enterprises, Inc.	53,901	1,403
Colgate-Palmolive Co.	94,376	7,358
ConAgra Foods, Inc.	91,275	2,171
Constellation Brands, Inc. Class A (a)	37,226	880
Costco Wholesale Corp.	80,837	5,639
CVS Corp.	272,152	10,818
Dean Foods Co.	25,258	653
Estee Lauder Cos, Inc. Class A	20,552	896
General Mills, Inc.	62,732	3,576

See Notes to Financial Statements

	Shares	Market Value (000)
Consumer Staples — (continued)
H.J. Heinz Co.	58,369	$2,725
Hershey Foods Corp.	29,582	1,166
Kellogg Co.	48,435	2,539
Kimberly-Clark Corp.	76,800	5,325
Kraft Foods, Inc.	289,941	9,461
Kroger Co.	129,276	3,453
McCormick & Co., Inc.	22,353	847
Molson Coors Brewing Co., Class B	23,962	1,237
Pepsi Bottling Group, Inc.	26,453	1,044
PepsiCo, Inc.	296,067	22,471
Procter & Gamble Co.	573,613	42,115
Reynolds American, Inc.	31,887	2,103
Safeway, Inc.	80,264	2,746
Sara Lee Corp.	129,134	2,074
SuperValu, Inc.	37,648	1,413
Sysco Corp.	112,209	3,502
Tyson Foods, Inc., Class A	52,935	811
UST Corp.	28,137	1,542
Wal-Mart Stores, Inc.	439,955	20,911
Walgreen Co.	183,684	6,995
Whole Foods Market, Inc.	25,433	1,038
Wrigley Wm., Jr. Co.	39,748	2,327
		243,280
Energy — 12.3%
Anadarko Petroleum Corp.	85,626	5,625
Apache Corp.	61,311	6,593
Baker Hughes, Inc.	57,578	4,670
BJ Services Co.	54,548	1,323
Chesapeake Energy Corp.	82,282	3,225
ChevronTexaco Corp.	390,310	36,428
ConocoPhillips	294,567	26,010
Devon Energy Corp.	82,412	7,327
El Paso Corp.	130,592	2,251
ENSCO International, Inc.	26,077	1,555
EOG Resources, Inc.	44,917	4,009
ExxonMobil Corp.	1,008,814	94,516
Halliburton Co.	160,734	6,093
Hess Corp.	51,487	5,193
Marathon Oil Corp.	130,790	7,960
Murphy Oil Corp.	35,241	2,990
Nabors Industries, Ltd. (a)	52,404	1,435
National Oilwell Varco, Inc. (a)	65,557	4,816
Noble Corp.	48,918	2,764
Noble Energy, Inc.	31,210	2,482
Occidental Petroleum Corp.	152,638	11,752
Range Resources Corp.	27,200	1,397
Rowan Cos., Inc.	19,520	770
Schlumberger, Ltd.	221,006	21,740
Smith International, Inc.	37,534	2,772
Sunoco, Inc.	21,584	1,564
Tesoro Corp.	26,365	1,258
Transocean, Inc.	58,799	8,417
Valero Energy Corp.	101,906	7,137
Weatherford International Ltd. (a)	62,555	4,291
Williams Cos., Inc.	110,168	3,942
XTO Energy, Inc.	89,221	4,582
		296,887
Financials — 17.4%
ACE, Ltd.	60,483	3,737
AFLAC, Inc.	90,470	5,666
Allstate Corp.	105,579	5,514
Ambac Financial Group, Inc.	20,232	521
American Capital Strategies Ltd.	34,302	1,131
American Express Co.	217,379	11,308
American International Group, Inc.	469,749	27,386
Ameriprise Financial, Inc.	43,007	2,370
AON Corp.	54,747	2,611
Apartment Investment & Management Co. Class A	16,714	580
Assurant, Inc.	17,131	1,146
AvalonBay Communities, Inc.	14,753	1,389
Bank of America Corp.	819,839	33,827
Bank of New York Mellon Corp.	209,203	10,201
BB&T Corp.	101,370	3,109
Bear Stearns Cos., Inc.	21,168	1,868
Boston Properties, Inc.	21,667	1,989
Capital One Financial Corp.	70,163	3,316
CB Richard Ellis Group, Inc. Class A (a)	37,475	808
Charles Schwab Corp.	174,693	4,463
Chubb Corp.	72,375	3,950
Cincinnati Financial Corp.	31,514	1,246
CIT Group, Inc.	35,142	844
Citigroup, Inc.	919,107	27,059
CME Group, Inc.	10,141	6,957
Comerica, Inc.	27,144	1,182
Commerce Bancorp, Inc.	34,174	1,303
Countrywide Financial Corp.	100,246	896
Developers Diversified Realty Corp.	23,024	882
Discover Financial Services	85,605	1,291
E*Trade Financial Corp. (a)	81,315	289
Equity Residential	49,057	1,789
Fannie Mae	181,144	7,242
Federal Home Loan Mortgage Corp.	123,039	4,192
Federated Investors, Inc. Class B	15,270	629
Fidelity National Information Services, Inc.	30,977	1,288
Fifth Third Bancorp	95,716	2,405
First Horizon National Corp.	25,172	457
Franklin Resources, Inc.	29,680	3,396
General Growth Properties, Inc.	45,893	1,890
Genworth Financial, Inc. Class A	80,451	2,047
Goldman Sachs Group, Inc.	74,399	16,000
Hartford Financial Services Group, Inc.	57,297	4,996
Hudson City Bancorp, Inc.	95,292	1,431
Huntington Bancshares, Inc.	64,656	954
IntercontinentalExchange, Inc. (a)	12,680	2,441
J.P. Morgan Chase & Co.	619,837	27,056

See Notes to Financial Statements

	Shares	Market Value (000)
Financials — (continued)
Janus Capital Group, Inc.	29,407	$966
KeyCorp	70,475	1,653
Kimco Realty Corp.	45,869	1,670
Legg Mason, Inc.	25,142	1,839
Lehman Brothers Holdings, Inc.	98,213	6,427
Leucadia National Corp.	31,736	1,495
Lincoln National Corp.	49,592	2,887
Loews Corp.	81,290	4,092
M & T Bank Corp.	14,137	1,153
Marsh & McLennan Cos., Inc.	100,753	2,667
Marshall & Ilsley Corp.	49,593	1,313
MBIA, Inc.	21,584	402
Merrill Lynch & Co., Inc.	158,458	8,506
MetLife, Inc.	137,145	8,451
MGIC Investment Corp.	16,800	377
Moody’s Corp.	38,966	1,391
Morgan Stanley	195,948	10,407
National City Corp.	115,554	1,902
Northern Trust Corp.	34,306	2,627
NYSE Euronext	48,600	4,266
Plum Creek Timber Co., Inc.	30,811	1,419
PNC Financial Services Group, Inc.	63,251	4,152
Principal Financial Group, Inc.	49,491	3,407
Progressive Corp.	135,501	2,596
ProLogis	47,891	3,035
Prudential Financial, Inc.	83,039	7,726
Public Storage, Inc.	23,087	1,695
Regions Financial Corp.	128,789	3,046
SAFECO Corp.	16,950	944
Simon Property Group, Inc.	41,100	3,570
SLM Corp.	73,899	1,488
Sovereign Bancorp, Inc.	65,974	752
State Street Corp. (b)	70,325	5,710
SunTrust Banks, Inc.	64,818	4,050
Synovus Financial Corp.	57,585	1,387
T. Rowe Price Group, Inc.	48,675	2,963
Torchmark Corp.	17,921	1,085
Travelers Cos, Inc.	118,604	6,381
U.S. Bancorp	317,331	10,072
Unum Group	63,629	1,514
Vornado Realty Trust	25,134	2,211
Wachovia Corp.	364,322	13,855
Washington Mutual, Inc.	159,441	2,170
Wells Fargo Co.	621,744	18,770
Western Union Co.	143,985	3,496
XL Capital, Ltd. Class A	33,044	1,662
Zions Bancorp	20,553	960
		421,659
Health Care — 11.6%
Abbott Laboratories	285,708	16,043
Aetna, Inc.	94,397	5,450
Allergan, Inc.	56,592	3,635
AmerisourceBergen Corp.	29,493	1,323
Amgen, Inc. (a)	199,895	9,283
Applera Corp. - Applied Biosystems Group	33,273	1,129
Barr Pharmaceuticals, Inc. (a)	18,923	1,005
Baxter International, Inc.	116,561	6,766
Becton, Dickinson & Co.	45,297	3,786
Biogen Idec, Inc. (a)	52,931	3,013
Boston Scientific Corp. (a)	244,634	2,845
Bristol-Myers Squibb Co.	363,616	9,643
C.R. Bard, Inc.	19,097	1,810
Cardinal Health, Inc.	66,957	3,867
Celgene Corp. (a)	70,418	3,254
CIGNA Corp.	51,496	2,767
Coventry Health Care, Inc. (a)	27,603	1,635
Covidien Ltd.	92,404	4,093
Eli Lilly & Co.	181,443	9,687
Express Scripts, Inc. (a)	47,299	3,453
Forest Laboratories, Inc. (a)	58,602	2,136
Genzyme Corp. (a)	48,492	3,610
Gilead Sciences, Inc. (a)	172,094	7,918
Hospira, Inc. (a)	28,503	1,215
Humana, Inc. (a)	30,047	2,263
IMS Health, Inc.	34,732	800
Johnson & Johnson	529,940	35,347
King Pharmaceuticals, Inc. (a)	49,292	505
Laboratory Corp. of America Holdings (a)	21,122	1,595
McKesson Corp.	54,455	3,567
Medco Health Solutions, Inc. (a)	48,834	4,952
Medtronic, Inc.	208,511	10,482
Merck & Co., Inc.	402,238	23,374
Millipore Corp. (a)	9,535	698
Mylan Laboratories Inc.	58,709	825
Patterson Cos., Inc. (a)	25,094	852
Pfizer, Inc.	1,257,294	28,578
Quest Diagnostics, Inc.	28,100	1,486
Schering-Plough Corp.	299,884	7,989
St. Jude Medical, Inc. (a)	60,894	2,475
Stryker Corp.	43,489	3,250
Tenet Healthcare Corp. (a)	95,470	485
Thermo Fisher Scientific, Inc. (a)	76,824	4,431
UnitedHealth Group, Inc.	238,346	13,872
Varian Medical Systems, Inc. (a)	22,860	1,192
Watson Pharmaceuticals, Inc. (a)	17,346	471
Wellpoint, Inc. (a)	105,770	9,279
Wyeth	247,016	10,916
Zimmer Holdings, Inc. (a)	44,052	2,914
		281,964
Industrials — 11.4%
3M Co.	131,560	11,093
Allied Waste Industries, Inc. (a)	51,430	567
Avery Dennison Corp.	20,488	1,089
Boeing Co.	143,954	12,590
Burlington Northern Santa Fe Corp.	55,082	4,584
Caterpillar, Inc.	117,740	8,543
CH Robinson Worldwide, Inc.	30,461	1,649

See Notes to Financial Statements

	Shares	Market Value (000)
Industrials — (continued)
Cintas Corp.	25,088	$843
Cooper Industries, Ltd.	34,434	1,821
CSX Corp.	80,738	3,551
Cummins, Inc.	18,529	2,360
Danaher Corp.	46,986	4,123
Deere & Co.	82,162	7,651
Domtar Corp. (a) (c)	11	0
Dover Corp.	36,195	1,668
Eaton Corp.	26,595	2,578
Emerson Electric Co.	145,740	8,258
Equifax, Inc.	23,683	861
Expeditors International Washington, Inc.	37,820	1,690
FedEx Corp.	57,339	5,113
Fluor Corp.	16,530	2,409
General Dynamics Corp.	74,748	6,652
General Electric Co.	1,866,192	69,180
Goodrich Co.	22,145	1,564
Honeywell International, Inc.	138,282	8,514
Illinois Tool Works, Inc.	75,471	4,041
Ingersoll-Rand Co. Class A	51,321	2,385
ITT Industries, Inc.	33,792	2,232
Jacobs Engineering Group, Inc. (a)	22,600	2,161
L-3 Communications Holdings, Inc.	22,503	2,384
Lockheed Martin Corp.	64,312	6,769
Manitowoc Co., Inc.	24,000	1,172
Masco Corp.	67,523	1,459
Monster Worldwide, Inc. (a)	22,609	733
Norfolk Southern Corp.	71,955	3,629
Northrop Grumman Corp.	63,511	4,995
PACCAR, Inc.	68,474	3,730
Pall Corp.	22,209	895
Parker-Hannifin Corp.	32,403	2,440
Pitney Bowes, Inc.	40,827	1,553
Precision Castparts Corp.	25,307	3,510
R.R. Donnelley & Sons Co.	40,209	1,517
Raytheon Co.	80,756	4,902
Robert Half International, Inc.	31,140	842
Rockwell Automation, Inc.	27,505	1,897
Rockwell Collins, Inc.	30,231	2,176
Ryder Systems, Inc.	9,821	462
Southwest Airlines Co.	138,886	1,694
Terex Corp. (a)	19,035	1,248
Textron, Inc.	45,639	3,254
Tyco Electronics Ltd.	91,104	3,383
Tyco International Ltd.	90,861	3,603
Union Pacific Corp.	48,084	6,040
United Parcel Service, Inc. Class B	192,650	13,624
United Technologies Corp.	182,024	13,932
W.W. Grainger, Inc.	12,169	1,065
Waste Management, Inc.	96,739	3,160
		275,838
Information Technology — 15.9%
Adobe Systems, Inc. (a)	108,757	4,647
Advanced Micro Devices, Inc. (a)	114,986	862
Affiliated Computer Services, Inc. Class A (a)	19,337	872
Agilent Technologies, Inc. (a)	69,168	2,541
Akamai Technologies, Inc. (a)	29,424	1,018
Altera Corp.	59,454	1,149
Analog Devices, Inc.	57,869	1,835
Apple Computer, Inc. (a)	161,217	31,934
Applied Materials, Inc.	254,707	4,524
Autodesk, Inc. (a)	41,876	2,084
Automatic Data Processing, Inc.	97,217	4,329
BMC Software, Inc. (a)	35,721	1,273
Broadcom Corp. Class A (a)	85,359	2,231
CA, Inc.	68,899	1,719
CIENA Corp. (a)	14,529	496
Cisco Systems, Inc. (a)	1,120,801	30,340
Citrix Systems, Inc. (a)	33,467	1,272
Cognizant Technology Solutions Corp. Class A (a)	54,284	1,842
Computer Sciences Corp. (a)	30,744	1,521
Compuware Corp. (a)	54,650	485
Convergys Corp. (a)	27,935	460
Corning, Inc.	291,844	7,001
Dell, Inc. (a)	417,763	10,239
Electronic Arts, Inc. (a)	57,100	3,335
Electronic Data Systems Corp.	91,816	1,903
EMC Corp. (a)	388,642	7,202
Fiserv, Inc. (a)	29,952	1,662
Google, Inc. Class A (a)	42,771	29,575
Hewlett-Packard Co.	476,394	24,048
IAC (a)	34,889	939
Intel Corp.	1,080,236	28,799
International Business Machines Corp.	253,729	27,428
Intuit, Inc. (a)	61,163	1,933
Jabil Circuit, Inc.	39,951	610
Juniper Networks, Inc. (a)	94,093	3,124
KLA-Tencor Corp.	33,505	1,614
Lexmark International Group, Inc. Class A (a)	15,842	552
Linear Technology Corp.	40,863	1,301
LSI Logic Corp. (a)	138,462	735
MEMC Electronic Materials, Inc. (a)	42,578	3,768
Microchip Technology, Inc.	37,989	1,194
Micron Technology, Inc. (a)	142,362	1,032
Microsoft Corp.	1,485,833	52,896
Molex, Inc.	24,805	677
Motorola, Inc.	418,265	6,709
National Semiconductor Corp.	41,596	942
Network Appliance, Inc. (a)	66,057	1,649
Novell, Inc. (a)	68,720	472
Novellus Systems, Inc. (a)	20,030	552
NVIDIA Corp. (a)	100,756	3,428
Oracle Corp. (a)	728,972	16,460
Paychex, Inc.	61,738	2,236
PerkinElmer, Inc.	21,118	550

See Notes to Financial Statements

	Shares	Market Value (000)
Information Technology — (continued)
QLogic Corp. (a)	24,322	$345
QUALCOMM, Inc.	307,534	12,102
SanDisk Corp. (a)	40,167	1,332
Sun Microsystems, Inc. (a)	148,641	2,695
Symantec Corp. (a)	164,763	2,659
Tellabs, Inc. (a)	85,030	556
Teradata Corp. (a)	33,520	919
Teradyne, Inc. (a)	27,649	286
Texas Instruments, Inc.	258,656	8,639
Unisys Corp. (a)	69,807	330
VeriSign, Inc. (a)	40,321	1,517
Waters Corp. (a)	18,865	1,492
Xerox Corp.	171,534	2,777
Xilinx, Inc.	52,602	1,151
Yahoo!, Inc. (a)	243,219	5,657
		384,456
Materials — 3.5%
Air Products & Chemicals, Inc.	39,609	3,907
Alcoa, Inc.	159,562	5,832
Allegheny Technologies, Inc.	18,128	1,566
Ashland, Inc.	10,700	507
Ball Corp.	17,562	790
Bemis Co., Inc.	17,262	473
Consol Energy, Inc.	33,573	2,401
Dow Chemical Co.	174,930	6,896
E.I. Du Pont de Nemours & Co.	166,474	7,340
Eastman Chemical Co.	15,004	917
Ecolab, Inc.	30,766	1,575
Freeport-McMoRan Copper & Gold, Inc. Class B	70,723	7,245
Hercules, Inc.	23,050	446
International Flavors & Fragrances, Inc.	14,331	690
International Paper Co.	78,611	2,545
MeadWestvaco Corp.	32,320	1,012
Monsanto Co.	100,225	11,194
Newmont Mining Corp.	83,206	4,063
Nucor Corp.	52,454	3,106
Pactiv Corp. (a)	23,915	637
Peabody Energy Corp.	48,324	2,979
PPG Industries, Inc.	29,871	2,098
Praxair, Inc.	59,114	5,244
Rohm & Haas Co.	23,906	1,269
Sealed Air Corp.	28,492	659
Sigma-Aldrich Corp.	24,234	1,323
Titanium Metals Corp.	16,600	439
United States Steel Corp.	21,578	2,609
Vulcan Materials Co.	20,361	1,610
Weyerhaeuser Co.	39,537	2,915
		84,287
Telecommunication Services — 3.6%
American Tower Corp. (a)	75,200	3,204
AT&T, Inc.	1,120,152	46,553
CenturyTel, Inc.	20,441	847
Citizens Communications Co.	60,384	769
Embarq Corp.	27,597	1,367
JDS Uniphase Corp. (a)	42,723	568
Qwest Communications International, Inc. (a)	283,890	1,990
Sprint Nextel Corp.	523,943	6,879
Verizon Communications, Inc.	531,829	23,236
Windstream Corp.	89,913	1,171
		86,584
Utilities — 3.7%
AES Corp. (a)	124,995	2,674
Allegheny Energy, Inc.	30,759	1,957
Ameren Corp.	36,960	2,004
American Electric Power Co., Inc.	73,152	3,406
CenterPoint Energy, Inc.	57,611	987
CMS Energy Corp.	38,856	675
Consolidated Edison, Inc.	50,752	2,479
Constellation Energy Group, Inc.	33,014	3,385
Dominion Resources, Inc.	108,424	5,145
DTE Energy Co.	30,584	1,344
Duke Energy Corp.	233,920	4,718
Dynegy, Inc. (a)	95,490	682
Edison International	59,819	3,193
Entergy Corp.	35,998	4,302
Exelon Corp.	123,974	10,121
FirstEnergy Corp.	56,007	4,052
FPL Group, Inc.	75,121	5,092
Integrys Energy Group, Inc.	12,916	668
Nicor, Inc.	9,100	385
NiSource, Inc.	49,982	944
Pepco Holdings, Inc.	36,900	1,082
PG&E Corp.	64,726	2,789
Pinnacle West Capital Corp.	17,760	753
PPL Corp.	71,275	3,713
Progress Energy, Inc.	46,981	2,275
Public Service Enterprise Group, Inc.	47,212	4,638
Questar Corp.	32,468	1,756
Sempra Energy	49,286	3,050
Southern Co.	140,787	5,455
Spectra Energy Corp.	113,198	2,923
TECO Energy, Inc.	35,651	614
Trane, Inc.	31,030	1,449
Xcel Energy, Inc.	77,251	1,744
		90,454

Total Common Stocks (Cost $1,442,132,115)		2,375,113

See Notes to Financial Statements

	Par	Market
	Amount	Value
	(000)	(000)
U.S. Government Securities — 0.2%
United States Treasury Bill 3.0% due 03/06/08 (d) (e)	$4,299	$4,276

Total U.S. Government Securities (Cost $4,275,869)		4,276

	Shares (000)
Money Market Funds — 2.0%
AIM Short Term Investment Prime Portfolio	48,722	48,722
Federated Money Market Obligations Trust	554	554

Total Money Market Funds (Cost $49,275,442)		49,276

Total Investments — 100.3% (identified cost $1,495,683,426)		2,428,665

Liabilities in Excess of Assets — (0.3)%		(6,288)

Net Assets — 100.0%		$2,422,377

(a)   Non-income producing security.

(b)   Affiliated issuer. See table that follows for more information.

(c)   Amount is less than $1,000.

(d)   Rate represents annualized yield at date of purchase.

(e)   Security held as collateral in relation to initial margin requirements on futures contracts.

See Notes to Financial Statements

	Number of Contracts	Unrealized Appreciation (000)
Schedule of Futures Contracts
S&P 500 Financial Futures Contracts (long) Expiration Date 03/2008	677	$675
Total unrealized depreciation on open futures contracts purchased		$675

Affiliate Table

							Realized
						Income Earned	Gain
		Shares purchased for	Shares sold for		Value at	for the year ended	on shares
Security	Number of shares held	the year ended	the year ended	Number of shares held	12/31/07	12/31/07	sold
Description	at 12/31/2006	12/31/07	12/31/07	at 12/31/07	(000)	(000)	(000)

State Street Corp.	69,744	18,900	18,319	70,325	5,710	$62	$573

See Notes to Financial Statements

Statement of Assets and Liabilities

December 31, 2007

(Amounts in thousands)

Assets
Investments in unaffiliated issuers at market (identified cost $1,492,789)	$2,422,955
Investments in non-controlled affiliates at market (identified cost $2,894) (Note 4)	5,710
2,428,665

Cash	143
Receivables:
Investment securities sold	548
Dividends and interest	3,648
Total assets	2,433,004

Liabilities
Payables:
Investment securities purchased	10,140
Daily variation margin on futures contracts	291
Management fees (Note 4)	196
Total liabilities	10,627
Net Assets	$2,422,377

See Notes to Financial Statements.

Statement of Operations

For the Year Ended December 31, 2007

(Amounts in thousands)

Investment Income
Dividend income - unaffiliated issuers		$51,567
Dividend income - non-controlled affiliated issuer		62
Interest		2,709
Total Investment Income		54,338

Expenses
Management fees (Note 4)	$1,221
Total Expenses		1,221
Net Investment Income		53,117

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:	169,491
Investments - unaffiliated issuers	573
Investments - non-controlled affiliated issuer	(853)
Futures contracts		169,211

Net change in net unrealized appreciation (depreciation) on:
Investments	(67,144)
Futures contracts	663
		(66,481)
Net realized and unrealized gain		102,730
Net Increase in Net Assets Resulting from Operations		$155,847

See Notes to Financial Statements.

Statements of Changes in Net Assets

(Amounts in thousands)

	For the Year Ended December 31, 2007	For the Year Ended December 31, 2006
Increase (Decrease) in Net Assets From:

Operations
Net Investment Income	$53,117	$49,532
Net realized gain on investments and futures contracts	169,211	9,894
Net change in net unrealized appreciation (depreciation)	(66,481)	318,596
Net increase in net assets resulting from operations	155,847	378,022

Capital Transactions
Proceeds from contributions	328,812	310,574
Contributions in-kind	—	8,054
Fair value of withdrawals	(765,322)	(383,063)
Withdrawals in-kind	(63,656)	—
Net decrease in net assets from capital transactions	(500,166)	(64,435)
Total Net Increase (Decrease) in Net Assets	(344,319)	313,587

Net Assets
Beginning of period	2,766,696	2,453,109
End of period	$2,422,377	$2,766,696

See Notes to Financial Statements.

Financial Highlights

The following table includes selected supplemental data and ratios to average net assets:

	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05	Year Ended 12/31/04	Year Ended 12/31/03

Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$2,422,377	$2,766,696	$2,453,109	$2,767,467	$2,714,672

Ratios to average net assets:
Operating expenses	0.045%	0.045%	0.045%	0.045%	0.045%
Net investment income	1.96%	1.94%	1.84%	1.97%	1.74%

Portfolio turnover rate*	12%	10%	8%	9%	12%

Total return (a)	5.49%	15.75%	4.87%	10.86%	28.62%

* The portfolio turnover rate excludes in-kind security transactions.

(a) Results represent past performance and are not indicative of future results.

See Notes to Financial Statements.

State Street Equity 500 Index Portfolio

Notes to Financial Statements

December 31, 2007

1. Organization

State Street Master Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a business trust under the laws of The Commonwealth of Massachusetts on July 27, 1999. The Trust comprises eleven investment portfolios: the State Street Equity 500 Index Portfolio, the State Street Equity 400 Index Portfolio, the State Street Equity 2000 Index Portfolio, the State Street Aggregate Bond Index Portfolio, the State Street Money Market Portfolio, the State Street Tax Free Money Market Portfolio, the State Street Tax Free Limited Duration Bond Portfolio, the State Street Limited Duration Bond Portfolio, the State Street Treasury Money Market Portfolio, the State Street Treasury Plus Money Market Portfolio and the State Street U.S. Government Money Market Portfolio. Information presented in these financial statements pertains only to the State Street Equity 500 Index Portfolio (the “Portfolio”). At December 31, 2007, only the Portfolio, the State Street Money Market Portfolio, the State Street Tax Free Money Market Portfolio, the State Street Tax Free Limited Duration Bond Portfolio, the State Street Treasury Money Market Portfolio, the State Street Treasury Plus Money Market Portfolio and the State Street U.S. Government Money Market Portfolio were in operation. The Portfolio is authorized to issue an unlimited number of non-transferable beneficial interests.

The Portfolio’s investment objective is to replicate, as closely as possible, before expenses, the performance of the Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500® Index”). The Portfolio uses a passive management strategy designed to track the performance of the S&P 500® Index. The S&P 500® Index is a well-known, unmanaged, stock index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States. There is no assurance that the Portfolio will achieve its objective.

2. Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Security valuation:  The Portfolio’s investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities transactions, investment income and expenses:  Securities transactions are recorded on a trade date basis for financial statement purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily based on average daily net assets.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio based on each partner’s daily ownership percentage.

Federal income taxes: The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

State Street Equity 500 Index Portfolio

Notes to Financial Statements (continued)

December 31, 2007

The Portfolio adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes”, on June 29, 2007. As of and during the period ended December 31, 2007, the Portfolio did not have a liability for any unrecognized tax expenses. The Portfolio recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2007, tax years 2004 through 2007 remain subject to examination by the portfolio’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

Futures: The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500® Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

Use of Estimates: The Portfolio’s financial statements are prepared in accordance with U.S. generally accepted accounting principles that require the use of management estimates. Actual results could differ from those estimates.

3. Securities Transactions

For the year ended December 31, 2007, purchases and sales of investment securities, excluding short-term investments, futures contracts, and contributions in-kind and fair value of withdrawals, aggregated to $312,810,297 and $728,958,796, respectively. The aggregate value of withdrawals in-kind was $63,655,791. The realized gain associated with the withdrawal in-kind was $19,063,455.

At December 31, 2007, the book cost of investments was $1,495,683,426 which approximates cost computed on a federal tax basis. The aggregate gross unrealized appreciation and gross unrealized depreciation was $1,001,447,866 and $68,465,885, respectively, resulting in net appreciation of $932,981,981 for all securities as computed on a federal income tax basis.

The difference between book and tax cost amounts are primarily due to wash sale loss deferrals.

4. Related Party Fees and Transactions

The Portfolio has entered into an investment advisory agreement with SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), a subsidiary of State Street Corp. and an affiliate of State Street Bank and Trust Company (“State Street”), under which SSgA FM directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. The Trust has contracted with State Street to provide custody, administration and transfer agent services to the Portfolio. In compensation for SSgA FM’s services as investment adviser and for State Street’s services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal, audit and trustees expense), State Street receives a unitary fee, calculated daily, at the annual rate of 0.045% of the Portfolio’s average daily net assets.

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA FM. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500® Index. The market value of this investment at December 31, 2007 is listed in the Portfolio of Investments.

5. Trustees’ Fees

Pursuant to certain agreements with State Street and its affiliates, each Independent Trustee receives for his or her services a $30,000 retainer in addition to $2,500 for each in-person meeting and $500 for each telephonic meeting from State Street or its affiliates.

State Street Equity 500 Index Portfolio

Notes to Financial Statements (continued)

December 31, 2007

6. Indemnifications

The Trust’s organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust. Management does not expect anything significant.

7. New Accounting Pronouncements

In September 2006, Statement of Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the application of SFAS 157 to the Portfolio and believes the impact will be limited to expanded disclosures in the Portfolio’s Financial Statements resulting from adoption of this pronouncement.

53

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of State Street Master Funds and

Owners of Beneficial Interest of State Street Equity 500 Index Portfolio:

We have audited the accompanying statement of assets and liabilities of the State Street Equity 500 Index Portfolio (one of the portfolios constituting State Street Master Funds) (the Portfolio), including the portfolio of investments, as of December 31, 2007, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of State Street Equity 500 Index Portfolio of State Street Master Funds at December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

February 25, 2008

54

State Street Equity 500 Index Portfolio

December 31, 2007

General Information (Unaudited)

Proxy Voting Policies and Procedures and Record

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Portfolio. A description of the policies and procedures are available (i) without charge, upon request, by calling (877) 521-4083 or (ii) on the website of the Securities and Exchange Commission (the “SEC”) at www.sec.gov. Information on how the Portfolio voted proxies relating to portfolio securities during the most recent 12- month period ended June 30 is available by August 31 (i) without charge, upon request, by (i) calling (877) 521-4083 or (ii) on the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

Advisory Agreement Renewal

The Board of Trustees of the Trust met on November 29, 2007 (the “Meeting”) to consider the renewal of the investment advisory agreement for the Portfolio (the “Advisory Agreement”). In preparation for considering the Advisory Agreement, the Trustees had reviewed the renewal materials provided by the Adviser, which they had requested through independent counsel. In deciding whether to renew the Advisory Agreement, the Trustees considered various factors, including (i) the nature, extent and quality of the services provided by SSgA Funds Management, Inc. (the “Adviser”) under the Advisory Agreement, (ii) the investment performance of the Portfolio, (iii) the costs to the Adviser of its services and the profits realized by the Adviser and its affiliates from their relationship with the Trust, (iv) the extent to which economies of scale would be realized if and as the Trust grows and whether the fee levels in the Advisory Agreement reflect these economies of scale, and (v) any additional benefits to the Adviser from its relationship with the Trust.

In considering the nature, extent and quality of the services provided by the Adviser, the Trustees relied on their prior direct experience as Trustees of the Trust as well as on the materials provided at the Meeting. The Board reviewed the Adviser’s responsibilities under the Advisory Agreement and noted the experience and expertise that would be appropriate to expect of an adviser to the Portfolio, which is an index fund. The Trustees reviewed the background and experience of the Adviser’s senior management, including those individuals responsible for the investment and compliance operations relating to the investments of the Portfolio, and the responsibilities of the latter with respect to the Portfolio. They also considered the resources, operational structures and practices of the Adviser in managing the Portfolio’s investments, in monitoring and securing the Portfolio’s compliance with its investment objective and policies with respect to its investments and with applicable laws and regulations, and in seeking best execution of portfolio transactions. The Trustees also considered information about the Adviser’s overall investment management business, noting that the Adviser manages assets for a variety of institutional investors and that the Adviser and its affiliates had over $1.99 trillion in assets under management as of September 30, 2007, including over $140 billion managed by the Adviser. They reviewed information regarding State Street’s business continuity and disaster recovery program. Drawing upon the materials provided and their general knowledge of the business of the Adviser, the Trustees determined that they were satisfied with the experience, resources and strength of the Adviser in the management of index products. As discussed more fully below, they also determined that the advisory fee for the Portfolio was fair and reasonable and that its performance and expense ratio was satisfactory. On the basis of this review, the Trustees determined that the nature and extent of the services provided by the Adviser to the Portfolio was appropriate, had been of uniformly high quality, and could be expected to remain so.

55

The Trustees noted that, in view of the investment objective of the Portfolio, the investment performance was satisfactory. The Trustees noted that the performance of the Portfolio in absolute terms was not of the importance that normally attaches to that of actively-managed funds. Of more importance to the Trustees was the extent to which the Portfolio achieved its objective of replicating, before expenses, the total return of the S&P 500 Index. Drawing upon information provided at the Meeting and upon reports provided to the Trustees by the Adviser throughout the preceding year, they determined that the Portfolio had in fact tracked the index within an acceptable range of tracking error. They concluded that the performance the Portfolio was satisfactory.

The Trustees considered the profitability to the Adviser and its affiliate, State Street, of the advisory relationships with the Trust. The Trustees had been provided with data regarding the profitability to the Adviser and its affiliated service providers with respect to the Portfolio individually, and on an aggregate basis, for the year ended June 30, 2007. Having discussed with representatives of the Adviser the methodologies used in computing the costs that formed the bases of the profitability calculations, they concluded that these methodologies were reasonable and turned to the data provided. After discussion and analysis they concluded that, to the extent that the Adviser’s and State Street’s relationships with the Trust had been profitable during the period for which information had been provided, the profitability was in no case such as to render the advisory fee excessive.

In order better to evaluate the Portfolio’s advisory fee, the Trustees had requested comparative information from Lipper Inc. with respect to fees paid by, and expense ratios of, similar funds. The Trustees found that that the Portfolio’s advisory fee and total expense ratio were lower than the average for its peer group. The Board determined that the Adviser’s fees were fair and reasonable.

In considering whether the Adviser benefits in other ways from its relationship with the Trust, the Trustees also considered whether the Adviser’s affiliates may benefit from the Trust’ relationship with State Street as fund administrator, custodian and transfer agent and the Portfolios’ use of State Street Global Markets to perform certain brokerage services. They noted that the Adviser utilizes no soft-dollar arrangements in connection with the Portfolio’s brokerage transactions. The Trustees concluded that, to the extent that the Adviser or its affiliates derive other benefits from their relationships with the Trust, those benefits are not so significant as to render the Adviser’s fees excessive.

The Board also considered the extent to which economies of scale may be realized by the Portfolio as assets grow and whether the Portfolio’s fee levels reflect such economies of scale, if any, for the benefit of investors. In considering the matter, the Board determined that, to the extent economies of scale were in fact realized, such economies of scale were shared with the Portfolio by virtue of advisory fees of comparatively low levels that subsumed economies of scale in the fees themselves. The Trustees also recognized, however, that should sustained, substantial asset growth be realized in the future, it might be necessary to consider additional measures.

56

State Street Equity 500 Index Portfolio

Trustees and Executive Officers (Unaudited).

The table below includes information about the Trustees and Executive Officers of the State Street Master Funds, including their:

•                       business addresses and ages;

•                       principal occupations during the past five years; and

•                       other directorships of publicly traded companies or funds.

				Number of
				Funds in Fund
Name, Address,	Position(s)	Term of Office		Complex
and Date of Birth	Held with	and Length of	Principal Occupation	Overseen by	Other Directorships
(“DOB”)	Trust	Time Served	During Past Five Years	Trustee*	Held by Trustee

Independent Trustees

Michael F. Holland Holland & Company, LLC 375 Park Avenue New York, NY 10152 DOB: July 7, 1944	Trustee and Chairman of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 - present).	22

Trustee, State Street Institutional Investment Trust; Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Chairman and Trustee, Scottish Widows Investment Partnership Trust; and Director, Reaves Utility Income Fund

William L. Boyan State Street Master Funds P.O. Box 5049 Boston, MA 02206 DOB: January 20, 1937	Trustee	Term: Indefinite Elected: 7/99	Trustee of Old Mutual South Africa Master Trust (investments) (1995 - present); Chairman emeritus, Children’s Hospital (1984 - present); Director, Boston Plan For Excellence (non-profit) (1994 - present); President and Chief Operations Officer, John Hancock Mutual Life Insurance Company (1959 - 1999). Mr. Boyan retired in 1999.	22	Trustee, State Street Institutional Investment Trust; and Trustee, Old Mutual South Africa Master Trust

Rina K. Spence State Street Master Funds P.O. Box 5049 Boston, MA 02206 DOB: October 24, 1948	Trustee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (1998 - present); Member of the Advisory Board, Ingenium Corp. (technology company) (2001 - present); Chief Executive Officer, IEmily.com (internet company) (2000 - 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 - 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 - 1998); Trustee, Eastern Enterprise (utilities) (1988 - 2000).	22	Trustee, State Street Institutional Investment Trust; Director, Berkshire Life Insurance Company of America; and Director, IEmily.com

Douglas T. Williams State Street Master Funds P.O. Box 5049 Boston, MA 02206 DOB: December 23, 1940	Trustee	Term: Indefinite Elected: 7/99	Executive Vice President of Chase Manhattan Bank (1987 - 1999). Mr. Williams retired in 1999.	22	Trustee, State Street Institutional Investment Trust

* The “Fund Complex” consists of eleven series of the Trust and eleven series of State Street Institutional Investment Trust.

57

Number of
Funds in Fund
Name, Address,	Position(s)	Term of Office		Complex
and Date of Birth	Held with	and Length of	Principal Occupation	Overseen by	Other Directorships Held
(“DOB”)	Trust	Time Served	During Past Five Years*	Trustee	by Trustee

Interested Trustees(1)

James E. Ross SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111- 2900 DOB: June 24, 1965	Trustee/President	Term: Indefinite Elected Trustee: 2/07 Elected President: 4/05	President, SSgA Funds Management, Inc. (2005 – present); Principal, SSgA Funds Management, Inc. (2001 – 2005); Senior Managing Director, State Street Global Advisors (March 2006 – present); Principal, State Street Global Advisers (2000 – 2006).	22	Trustee, State Street Institutional Investment Trust; Trustee, SPDR® Series Trust; Trustee, SPDR® Index Shares Trust and Trustee, Select Sector SPDR® Trust

Officers:

Gary L. French State Street Bank and Trust Company 2 Avenue de Lafayette Boston, MA 02111 DOB: July 4, 1951	Treasurer	Term: Indefinite Elected: 5/05	Senior Vice President of State Street Bank and Trust Company (2002 – present); Managing Director, Deutsche Bank (including its predecessor, Scudder Investments), Fund Operations Unit (2001 – 2002); President, UAM Fund Services (1995 – 2001).	—	—

Julie Piatelli SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 DOB: August 5, 1967	Interim Chief Compliance Officer	Term: Indefinite Elected: 7/07	Principal and Senior Compliance and Risk Management Officer, SSgA Funds Management, Inc. (2004- present), Vice President State Street Global Advisors (2004-present); Manager, PricewaterhouseCoopers LLP (1999-2004).	—	—

Nancy L. Conlin State Street Bank and Trust Company 2 Avenue de Lafayette Boston, MA 02111 DOB: December 11, 1953	Secretary	Term: Indefinite Elected: 9/07	Vice President and Managing Counsel, State Street Bank and Trust Company (2007 - present); General Counsel to Plymouth Rock Companies (2004- 2007); and U.S. Chief Counsel to Sun Life Financial (2002 – 2004).	—	—

(1)   Mr. Ross is an Interested Trustee because of his employment by SSgA Funds Management, Inc., an affiliate of the Trust.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling (toll free) 877-521-4083.

58

Trustees

Michael F. Holland

William L. Boyan

Rina K. Spence

Douglas T. Williams

James E. Ross

Investment Adviser

SSgA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Administrator, Custodian and Transfer Agent

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02110

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

One International Place

Boston, MA 02110

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Equity 500 Index Portfolio

State Street Bank and Trust Company

P.O. Box 5049

Boston, MA 02206

59

IAR-08/08 (50770)

EQUITY FUNDS

Disciplined Equity Fund

Small Cap Fund

Small Cap Fund – Class R

Core Opportunities Fund

Core Opportunities Fund – Class R

Tuckerman Active REIT Fund

Aggressive Equity Fund

Aggressive Equity Fund – Class R

IAM SHARES Fund

Concentrated Growth Opportunities Fund

Large Cap Value Fund

Enhanced Small Cap Fund

Directional Core Equity Fund

Core Edge Equity Fund

Annual Report

August 31, 2008

SSgA Funds
Equity Funds

Annual Report

August 31, 2008

"SSgA" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

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SSgA Funds

Letter from the President of SSgA Funds Management, Inc.

Dear Shareholder,

We are pleased to provide you with the August 31, 2008 Annual Report for the SSgA Funds. The Annual Report provides an overview of the investment process for each of the SSgA Funds, discussion about the management and performance of each of its portfolios and the related financial statements. As you review your overall investment strategy, we hope you find this information helpful.

The SSgA Funds launched a new product, the SSgA Core Edge Equity Fund, on December 17, 2007. The Fund's investment objective seeks to achieve long term capital appreciation over the course of an economic cycle by investing its assets (including the proceeds from securities sold short) primarily in large and medium capitalization equity securities whose underlying valuation or business fundamentals indicate prospects for growth, while selling short the equity securities of companies that have deteriorating business fundamentals and/or valuations. As of the end of August, the fund had an asset value of $9.2 million.

To ensure State Street Global Advisors (SSgA) can meet the growing demand from our clients around the world and allocate the appropriate resources to these needs, SSgA decided not to continue to build out internally our Fundamental Active Equity team. As a result, on October 16, 2008, the Funds' Board of Trustees approved a plan to liquidate the SSgA Core Opportunities Fund, SSgA Concentrated Growth Fund, and SSgA International Growth Opportunities Fund. In addition, SSgA Funds Management, Inc. (the Funds' Adviser) reviewed its product offerings and, based on a number of factors, we recommended plans to liquidate the SSgA Large Cap Value Fund and the SSgA Aggressive Equity Fund. The Trustees approved the plans to liquidate the Funds on October 16, 2008.

The past year has been difficult as investors everywhere struggled with volatile and uncertain market conditions, which has put a damper on investor confidence. The third calendar quarter began with considerable uncertainty due to elevated commodity prices and fragile credit conditions. Positive news related to declining commodity prices during the period was not enough to overcome the bearish sentiment driven by the deteriorating status of the global economy and financial system. By the end of September 2008, the U.S. government took over full operational control of Fannie Mae and Freddie Mac and injected capital of $85 billion to stabilize insurance giant AIG. Merrill Lynch was taken over by Bank of America, while Lehman Brothers filed for bankruptcy. As the quarter came to a close, investors looked to the U.S. Treasury's $700 billion Troubled Asset Relief Program (TARP) for relief. However, when the U.S. House of Representatives unexpectedly voted the initiative down, markets again slumped (the measure was ultimately approved in early October 2008). At this writing, the world markets are experiencing similar adversities.

We would like to thank you for your ongoing support of the SSgA Funds. We look forward to continue sharing the benefit of our experience with you and delivering quality products and services.

Sincerely,

James Ross
President
SSgA Funds

President's Letter
3

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SSgA

Disciplined Equity Fund

Portfolio Management Discussion and Analysis — August 31, 2008 (Unaudited)

Objective:  The Fund seeks to provide total returns that exceed over time the S&P 500® Index through investment in equity securities.

Invests in:  Large capitalization US equity securities.

Strategy:  The Fund's management team employs an equity strategy using bottom-up, quantitative stock selection from among the securities included in, but not limited to, the S&P 500 Index based upon a multi-factor return forecasting model, coupled with risk controlled, benchmark oriented portfolio construction.

Disciplined Equity Fund

Period Ended 8/31/08	Total Return
1 Year	(14.13)%
5 Years	6.15	%+
10 Years	3.29	%+

Standard & Poor's® 500 Composite Stock Index#

Period Ended 08/31/08	Total Return
1 Year	(11.14)%
5 Years	6.92	%+
10 Years	4.68	%+

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssgafunds.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The gross expense ratio for the Disciplined Equity Fund as stated in the Fees and Expenses table of the prospectus dated December 18, 2007 is 0.45%.

See related Notes on page 7.

Disciplined Equity Fund
5

SSgA

Disciplined Equity Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2008 (Unaudited)

How did the Fund's performance over the past 12 months compare to its benchmark?

For the twelve months ended August 31, 2008, the SSgA Disciplined Equity Fund (the "Fund") returned -14.13% (assuming reinvestment of dividends and distributions) versus the -11.14% return of the S&P 500® Index (the "Index"). The Fund's performance includes operating expenses, whereas the Index is unmanaged and Index returns do not include expenses of any kind. Indexes cannot be invested in directly and the Index returns reflect all items of income, gain and loss, and the reinvestment of dividends and other income for the securities included in the Index.

Please explain what contributed most and least to the Fund's performance during the previous 12 months.

The Fund is a U.S. large capitalization Fund which maintains size, style, and beta characteristics similar to those of the benchmark. A quantitative process is used to rank stocks generally on a nightly basis and industries on a monthly basis. The Fund is currently diversified with approximately 225 securities, and security over and underweight positions are limited to 0.50% relative to the benchmark. As a result, no single stock position should have a significant impact on the Fund's performance.

The best performing sectors over the past year in the Fund were the energy, transportation, and utility sectors. At the industry level, biotechnology, railroads, and department stores posted the highest returns. The individual stocks posting the best returns were Cleveland-Cliffs Inc., First Solar Inc. and Mosaic Co.

On a relative basis, the industry positions that benefited the Fund most were the underweight positions in securities & asset management, financial services and thrift institutions. Stock selection was most effective in energy reserves & production, department stores, and information services. Within energy reserves & production, the Fund's overweight positions in Chesapeake Energy Corp. and Occidental Petroleum Corp. added the most value. An overweight in Wal-Mart Stores Inc. and an underweight to J.C. Penney Co. Inc. contributed the most within the department stores industry. Overweight positions to Accenture Ltd. and Electronic Data Systems Corp. added the most value in the information services industry.

The worst performing sectors in the Fund were financials, telecommunications, and industrials. The industries posting the lowest returns were industrial services, airlines, and wireless telecommunications. The individual stocks posting the worst returns were Crocs Inc., Freddie Mac and Fannie Mae.

On a relative basis, the industry positions that detracted the most from performance were an overweight to consumer durables and internet industries, and an underweight to the biotechnology industry. The Fund had the most difficulty picking stocks within the food & beverage, oil services, and medical providers & services industries. Overweight positions in Coca-Cola Enterprises Inc. and Archer Daniels Midland Co. detracted the most value in the food & beverage industry. An overweight position in Global Industries Ltd. and an underweight position in Transocean Inc. negatively impacted performance in the oil services. Overweights to Wellcare Health Plans Inc. and Humana Inc. hurt fund performance the most within the medical providers & services industry.

How did the market conditions and the investment strategies and techniques employed during the previous 12 months impact the Fund's performance?

Deteriorating news from the housing market, a wave of write-downs at financial firms, and a surge in commodity prices brought a challenging market in 2007 to a close. In 2008, US equities fell during the first three months of the year, as tightened lending conditions raised the cost of funds for corporate borrowers and higher prices for basic goods threatened to dampen economic growth. Companies whose fortunes depend heavily on financial leverage suffered mightily and equity valuations were pressured lower across the board. Equity markets began the second half of 2008 much the same way they ended the first half. Waning confidence in the growth outlook, fresh records in energy prices, and persistent uncertainty about the losses propagating through the financial sector prompted equity selling. However, heightened fears that Fannie Mae and Freddie Mac were heading towards insolvency prompted a swift official response by the US Treasury, which provided

Disciplined Equity Fund
6

SSgA

Disciplined Equity Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2008 (Unaudited)

formal financial support for the agencies. This move, coupled with an SEC order to limit short sales in certain financial stocks and a drop in energy and grain prices, sparked an equity rally led by shares of banks and brokers.

Over the period, investors strongly favored growth stocks over value stocks. In aggregate, the Fund's stock selection techniques that focus on identifying companies with superior earnings growth potential and positive price momentum added the most value. As market perspective shifted away from value stocks, the Fund's value model, whose preference is towards stocks that are undervalued and generating strong cash flow, performed negatively.

Notes: The following notes relate to the Growth of $10,000 graph and tables on page 5.

  *  Assumes initial investment on September 1, 1998.

  #  The Standard & Poor's® 500 Composite Stock Index is composed of 500 common stocks which are chosen by Standard & Poor's Corporation to best capture the price performance of a large cross-section of the US publicly traded stock market. The Index is structured to approximate the general distribution of industries in the US economy.

  +  Annualized.

Disciplined Equity Fund
7

SSgA

Disciplined Equity Fund

Shareholder Expense Example — August 31, 2008 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated which for this Fund is from March 1, 2008 to August 31, 2008.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2008	$1,000.00	$1,000.00
Ending Account Value August 31, 2008	$963.30	$1,022.32
Expenses Paid During Period *	$2.76	$2.85

* Expenses are equal to the Fund's expense ratio of 0.56% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Disciplined Equity Fund
8

SSgA
Disciplined Equity Fund

Schedule of Investments — August 31, 2008

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 98.7%
Consumer Discretionary - 7.7%
Advance Auto Parts, Inc.	15,500	667
Autozone, Inc. (Æ)	700	96
Best Buy Co., Inc. (Ñ)	21,400	958
Big Lots, Inc. (Æ)(Ñ)	7,588	224
CBS Corp. Class B	43,000	696
Comcast Corp. Class A	6,549	139
Family Dollar Stores, Inc.	800	20
Ford Motor Co. (Æ)(Ñ)	45,548	203
Gap, Inc. (The)	38,300	745
General Motors Corp. (Ñ)	41,300	413
Hanesbrands, Inc. (Æ)(Ñ)	11,200	267
Hasbro, Inc.	18,400	688
HSN, Inc. (Æ)	6,380	94
Interpublic Group of Companies, Inc. (Æ)	1,000	9
Interval Leisure Group, Inc. (Æ)	6,380	83
JC Penney Co., Inc.	3,600	140
KB Home (Ñ)	3,600	75
Macy's, Inc.	3,802	79
McDonald's Corp.	7,000	434
News Corp. Class A	5,800	82
NVR, Inc. (Æ)(Ñ)	400	239
Panera Bread Co. Class A (Æ)(Ñ)	11,600	623
RadioShack Corp.	14,000	266
Ross Stores, Inc.	800	32
Ticketmaster (Æ)	6,380	137
Time Warner, Inc.	92,150	1,509
TJX Cos., Inc.	17,200	623
Viacom, Inc. Class B (Æ)	800	24
Virgin Media, Inc. (Ñ)	47,300	539
Walt Disney Co. (The)	43,600	1,411
		11,515
Consumer Staples - 11.0%
Altria Group, Inc.	57,000	1,199
Anheuser-Busch Companies, Inc.	7,300	495
Archer-Daniels-Midland Co.	19,000	484
Avon Products, Inc.	1,200	51
BJ's Wholesale Club, Inc. (Æ)(Ñ)	5,300	202
Bunge, Ltd.	6,400	572
Coca-Cola Co. (The)	20,900	1,088
Coca-Cola Enterprises, Inc.	42,100	719
Colgate-Palmolive Co.	14,100	1,072
CVS Caremark Corp.	1,400	51
Herbalife, Ltd. (Ñ)	15,400	725
HJ Heinz Co.	3,500	176
Kimberly-Clark Corp.	3,200	197
Kroger Co. (The)	31,500	870
Molson Coors Brewing Co. Class B	6,500	310
Pepsi Bottling Group, Inc.	23,200	686

	Principal Amount ($) or Shares	Market Value $
PepsiCo, Inc.	11,800	808
Philip Morris International, Inc.	36,400	1,955
Procter & Gamble Co.	30,585	2,134
Sara Lee Corp.	8,800	119
SYSCO Corp. (Ñ)	4,600	146
Wal-Mart Stores, Inc.	42,500	2,511
		16,570
Energy - 14.8%
Apache Corp.	8,700	995
Chesapeake Energy Corp. (Ñ)	17,100	828
Chevron Corp.	26,620	2,298
Cimarex Energy Co.	2,900	161
ConocoPhillips	24,529	2,024
ENSCO International, Inc.	11,000	746
Exxon Mobil Corp.	78,416	6,274
Frontline, Ltd. (Ñ)	10,300	622
Halliburton Co.	19,300	848
Helix Energy Solutions Group, Inc. (Æ)	5,600	172
Helmerich & Payne, Inc.	300	17
Hess Corp.	9,700	1,016
Marathon Oil Corp.	20,500	924
Nabors Industries, Ltd. (Æ)(Ñ)	5,000	178
Occidental Petroleum Corp.	16,900	1,341
Overseas Shipholding Group, Inc. (Ñ)	5,500	395
Patriot Coal Corp. (Æ)	2,000	120
Patterson-UTI Energy, Inc.	15,000	426
Rowan Cos., Inc.	17,200	635
Schlumberger, Ltd.	8,800	829
St. Mary Land & Exploration Co.	600	25
Superior Energy Services, Inc. (Æ)	9,600	452
Unit Corp. (Æ)	8,400	569
W&T Offshore, Inc.	12,300	432
		22,327
Financials - 14.3%
American Express Co.	32,400	1,286
American International Group, Inc.	52,225	1,122
Annaly Capital Management, Inc. (ö)	19,800	296
Apartment Investment & Management Co. Class A (ö)(Ñ)	18,700	663
Assurant, Inc.	6,900	403
Bank of America Corp. (Ñ)	80,103	2,494
Bank of New York Mellon Corp. (The)	12,900	446
Charles Schwab Corp. (The)	27,500	660
Chubb Corp.	6,100	293
Citigroup, Inc.	38,500	731
Federal National Mortgage Association (Ñ)	5,000	34
GLG Partners, Inc. (Ñ)	77,300	641
Goldman Sachs Group, Inc. (The)	6,300	1,033
HCC Insurance Holdings, Inc.	6,500	164

Disciplined Equity Fund
9

SSgA
Disciplined Equity Fund

Schedule of Investments, continued — August 31, 2008

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Hospitality Properties Trust (ö)	23,400	531
HRPT Properties Trust (ö)	63,900	484
Hudson City Bancorp, Inc.	38,800	715
IAC/InterActiveCorp (Æ)(Ñ)	15,950	265
JPMorgan Chase & Co.	43,772	1,685
Lincoln National Corp.	16,100	817
MetLife, Inc.	21,900	1,187
Morgan Stanley	6,000	245
Northern Trust Corp.	3,000	241
Prudential Financial, Inc.	7,000	516
Raymond James Financial, Inc. (Ñ)	21,300	657
Regions Financial Corp. (Ñ)	29,400	273
Simon Property Group, Inc. (ö)(Ñ)	900	85
TD Ameritrade Holding Corp. (Æ)	19,800	405
Transatlantic Holdings, Inc. (Ñ)	1,800	108
Travelers Cos., Inc. (The)	21,200	936
Tree.com, Inc. (Æ)	1,063	8
US Bancorp	2,100	67
Wells Fargo & Co.	64,800	1,962
		21,453
Health Care - 12.2%
Abbott Laboratories	8,600	494
Aetna, Inc.	5,400	233
Amgen, Inc. (Æ)	17,600	1,106
Becton Dickinson & Co.	7,800	682
Biogen Idec, Inc. (Æ)	6,700	341
Boston Scientific Corp. (Æ)	12,400	156
Bristol-Myers Squibb Co.	56,800	1,212
Cardinal Health, Inc.	300	17
Cigna Corp.	17,700	741
Dentsply International, Inc.	16,200	635
Eli Lilly & Co.	16,900	788
Endo Pharmaceuticals Holdings, Inc. (Æ)	18,400	418
Gilead Sciences, Inc. (Æ)	4,200	221
Hospira, Inc. (Æ)	4,300	174
Illumina, Inc. (Æ)	3,700	319
Johnson & Johnson	46,700	3,289
Medtronic, Inc. (Ñ)	18,700	1,021
Merck & Co., Inc.	32,600	1,163
Pfizer, Inc.	123,255	2,355
Stryker Corp.	5,900	396
Tenet Healthcare Corp. (Æ)(Ñ)	84,700	511
UnitedHealth Group, Inc.	36,500	1,111
Waters Corp. (Æ)	1,700	116
WellPoint, Inc. (Æ)	9,900	523
Wyeth	6,500	281
		18,303

	Principal Amount ($) or Shares	Market Value $
Industrials - 12.3%
3M Co.	2,800	201
AMR Corp. (Æ)(Ñ)	7,800	81
Avis Budget Group, Inc. (Æ)	10,200	78
Boeing Co.	20,200	1,324
Caterpillar, Inc.	16,200	1,146
Con-way, Inc.	700	34
CSX Corp.	15,400	996
Cummins, Inc.	3,400	222
First Solar, Inc. (Æ)	400	111
Fluor Corp. (Ñ)	2,000	160
Foster Wheeler, Ltd. (Æ)	2,800	139
General Electric Co.	154,600	4,344
Harsco Corp.	2,200	116
Hertz Global Holdings, Inc. (Æ)	12,100	115
Honeywell International, Inc.	22,700	1,139
Lockheed Martin Corp.	10,600	1,234
Manitowoc Co., Inc. (The) (Ñ)	15,000	378
MSC Industrial Direct Co. Class A (Ñ)	3,700	188
Northrop Grumman Corp.	11,000	757
PACCAR, Inc. (Ñ)	7,000	301
Parker Hannifin Corp.	1,000	64
Pitney Bowes, Inc.	22,700	775
RR Donnelley & Sons Co.	26,600	742
Ryder System, Inc.	10,800	697
Trinity Industries, Inc.	6,000	216
Tyco International, Ltd.	21,550	924
Union Pacific Corp.	13,900	1,166
United Parcel Service, Inc. Class B	3,300	212
United Technologies Corp.	10,200	669
		18,529
Information Technology - 15.5%
Accenture, Ltd. Class A	16,400	678
Analog Devices, Inc.	5,300	148
Apple, Inc. (Æ)	8,600	1,458
Arrow Electronics, Inc. (Æ)	19,600	651
Atmel Corp. (Æ)	7,900	33
Avnet, Inc. (Æ)	8,600	252
AVX Corp. (Ñ)	50,600	581
BMC Software, Inc. (Æ)	12,400	404
Broadcom Corp. Class A (Æ)	6,600	159
Cisco Systems, Inc. (Æ)	92,800	2,232
Dell, Inc. (Æ)	23,300	506
eBay, Inc. (Æ)	16,500	411
Google, Inc. Class A (Æ)	2,100	973
Hewlett-Packard Co.	36,663	1,720
Intel Corp.	104,700	2,395
International Business Machines Corp.	23,300	2,836
Iron Mountain, Inc. (Æ)	7,900	228
Jabil Circuit, Inc.	43,400	732

Disciplined Equity Fund
10

SSgA
Disciplined Equity Fund

Schedule of Investments, continued — August 31, 2008

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Mastercard, Inc. Class A (Ñ)	500	121
Microsoft Corp.	132,000	3,602
Oracle Corp. (Æ)	38,100	836
QUALCOMM, Inc.	9,400	495
Sohu.com, Inc. (Æ)(Ñ)	832	63
Symantec Corp. (Æ)	26,044	581
Texas Instruments, Inc.	10,300	253
Total System Services, Inc.	1,700	34
Tyco Electronics, Ltd.	5,550	183
Western Digital Corp. (Æ)	19,600	534
Xilinx, Inc.	400	10
Yahoo!, Inc. (Æ)	14,400	279
		23,388
Materials - 4.3%
AK Steel Holding Corp.	11,000	579
Celanese Corp. Class A	15,400	594
CF Industries Holdings, Inc.	2,900	442
Dow Chemical Co. (The)	16,700	570
EI Du Pont de Nemours & Co.	8,100	360
Freeport-McMoRan Copper & Gold, Inc. Class B (Ñ)	11,500	1,027
Hercules, Inc.	8,739	188
International Paper Co. (Ñ)	13,900	376
Monsanto Co.	1,000	114
Mosaic Co. (The)	4,600	491
Nucor Corp.	14,300	751
Reliance Steel & Aluminum Co.	400	23
Terra Industries, Inc.	14,300	718
United States Steel Corp.	1,500	200
		6,433
Telecommunication Services - 3.6%
AT&T, Inc.	99,988	3,198
Sprint Nextel Corp.	18,766	164
Telephone & Data Systems, Inc.	700	27
Verizon Communications, Inc.	57,500	2,019
		5,408
Utilities - 3.0%
AES Corp. (The) (Æ)	46,400	708
American Electric Power Co., Inc.	1,500	59
Centerpoint Energy, Inc.	11,500	183
Duke Energy Corp.	54,500	950
Exelon Corp.	1,500	114
Mirant Corp. (Æ)(Ñ)	5,200	154
Pepco Holdings, Inc.	26,200	664

	Principal Amount ($) or Shares	Market Value $
PG&E Corp.	100	4
Progress Energy, Inc.	11,500	502
Public Service Enterprise Group, Inc.	8,600	351
Reliant Energy, Inc. (Æ)	4,700	80
SCANA Corp. (Ñ)	6,600	259
Sierra Pacific Resources	44,600	501
		4,529
Total Common Stocks (cost $138,680)		148,455
Short-Term Investments - 1.2%
AIM Short-Term Investment Prime Portfolio	6	—	±
Federated Investors Prime Cash Obligations Fund	1,676,975	1,677
United States Treasury Bills (ç)(ÿ)(§) 1.555% due 09/11/08	56	56
1.623% due 09/11/08	36	36
1.665% due 09/11/08	36	36
Total Short-Term Investments (cost $1,805)		1,805
Other Securities - 7.2%
State Street Navigator Securities Prime Lending Portfolio (d)	10,766,956	10,767
Total Other Securities (cost $10,767)		10,767
Total Investments - 107.1% (identified cost $151,252)		161,027
Other Assets and Liabilities, Net - (7.1%)		(10,662)
Net Assets - 100.0%		150,365

See accompanying notes which are an integral part of the financial statements.

Disciplined Equity Fund
11

SSgA
Disciplined Equity Fund

Schedule of Investments, continued — August 31, 2008

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciaion (Depreciation) $
Long Positions
S&P 500 Index (CME)	5	USD	1,603	09/08	(7)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					(7)

Presentation of Portfolio Holdings — August 31, 2008

Categories	% of Net Assets
Consumer Discretionary	7.7
Consumer Staples	11.0
Energy	14.8
Financials	14.3
Health Care	12.2
Industrials	12.3
Information Technology	15.5
Materials	4.3
Telecommunication Services	3.6
Utilities	3.0
Short-Term Investments	1.2
Other Securities	7.2
Total Investments	107.1
Other Assets and Liabilities, Net	(7.1)
	100.0
Futures Contracts	(—	)*

* Less that .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

Disciplined Equity Fund
12

SSgA

Small Cap Fund

Portfolio Management Discussion and Analysis — August 31, 2008 (Unaudited)

Objective:  The Fund seeks to maximize total return through investments in small-cap equity securities.

Invests in:  At least 80% of the total assets will be invested in smaller cap securities.

Strategy:  Equity securities will be selected for the Fund on the basis of proprietary analytical models. The Fund management team uses a quantative approach to investment management, designed to uncover equity securities which are undervalued, with superior growth potential. This quantative investment management approach involves a modeling process to evaluate vast amounts of financial data and corporate earnings forecast.

Small Cap Fund – Institutional Class

Period Ended 08/31/08	Total Return
1 Year	(17.93)%
5 Years	5.04	%+
10 Years	6.00	%+

Small Cap Fund – Class R‡

Period Ended 08/31/08	Total Return
1 Year	(18.05)%
5 Years	4.87	%+
10 Years	5.87	%+

Russell 2000® Index†

Period Ended 08/31/08	Total Return
1 Year	(5.48)%
5 Years	9.55	%+
10 Years	9.53	%+

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssgafunds.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The gross expense ratio for the Small Cap Fund Institutional Class and Class R as stated in the Fees and Expenses table of the prospectus dated December 18, 2007 are 1.11% and 1.68%, respectively.

See related Notes on page 15.

Small Cap Fund
13

SSgA

Small Cap Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2008 (Unaudited)

How did the Fund's performance over the past 12 months compare to its benchmark?

For the twelve months ended August 31, 2008, the SSgA Small Cap Fund Institutional Class and Class R (together, the "Fund") returned -17.93% and -18.05% respectively (assuming reinvestment of dividends and distributions), versus the -5.48% return of the Russell 2000® Index (the "Index"). The Fund's performance includes operating expenses, whereas the Index is unmanaged and Index returns do not include expenses of any kind. Indexes cannot be invested in directly and the Index returns reflect all items of income, gain and loss, and the reinvestment of dividends and other income for the securities included in the Index.

Please explain what contributed most and least to the Fund's performance during the previous 12 months.

Returns in the Fund for the twelve months ended August 31, 2008, were driven by stock selection decisions. During that time the Fund underperformed in all sectors with the exception of the materials sector. Strong momentum in commodities during the fiscal year benefited overweight positions in fertilizer producers CF Industries and Terra Industries and helped lead to outperformance in the materials sector.

However, this was more than offset by unfavorable stock selection in information technology, industrials, and financials. Overweight positions in broad band network solution providers Arris Group and Novatel Wireless were the biggest laggards within the information technology sector. The former was hurt by easing demand from Comcast, its top customer, while the latter suffered from delays in launching its line of next generation products. Stock selection in industrials was pressured by greater-than-benchmark holdings of office-supply distributor United Stationers and ceramic producer Ceradyne. Continued headwinds within the credit markets as well as holdings in consumer receivable service provider Asta Funding and brokerage service provider GFI Group led to our disappointing results in the financials sector. Additionally, health care was led lower by an overweight position in Wellcare Health Plans as a fraud investigation by the US Government pressured the stock.

How did the market conditions and the investment strategies and techniques employed during the previous 12 months impact the Fund's performance?

The Fund's investment approach is to select stocks based on valuation, quality and sentiment. Specifically, the Fund seeks to own high quality stocks with strong cash flow available to sustain future growth, those that are inexpensive on a price-to-earnings basis, as well as those with favorable growth prospects.

The year ended August 31, 2008, was a challenging year for US equity strategies. The sub-prime related credit crisis that forced many investors to raise liquidity due to losses in their fixed income portfolios and/or changes to their risk budgetsshocked quantitative equity strategies in November 2007. The turn of the calendar into 2008 unleashed a fresh burst of profit-taking, a move that reached its lowest point with the unwinding of rogue trading positions at a major French bank in mid-January. The disarray was great enough to prompt an inter-meeting rate cut from the Federal Reserve Bank Board of Governors, and once again equity markets attempted to rebuild their sense of equilibrium. By mid-March, the complexity and illiquidity of many long-term mortgage assets made reasonable transactions all but impossible, and the major Wall Street house of Bear Stearns could no longer fund its own business and had no choice but to sell to JP Morgan at the price of $10 per share.

The second quarter opened on a hopeful note, with official liquidity facilities providing relief to financial institutions and credit markets stabilizing in the wake of the Bear Stearns merger into JPMorgan. The upward march of crude oil prices, which saw double-digit gains in both April and May, exacerbated inflation concerns as summer approached.

At the onset of the second half of 2008, prospects for moderating summer heat initiated a steep correction in US natural gas prices. The downturn spread quickly to other commodities at mid-month, when testimony from Federal Reserve Chairman Ben Bernanke indicated a less robust assessment of U.S. economic growth. Further concerns over

Small Cap Fund
14

SSgA

Small Cap Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2008 (Unaudited)

U.S. housing caused increasing concerns for beleaguered U.S. mortgage agencies. Heightened fears that Fannie Mae and Freddie Mac were heading towards insolvency prompted a swift official response. The U.S. Treasury proposed formal financial backstops for the agencies. The firm indication of U.S. support for Fannie Mae and Freddie Mac, together with a U.S. Securities and Exchange Commission order intended to curb short sales in several key financial stocks, sparked a vicious rally in shares of banks and brokers.

The rebound in financials did not recover the losses that the sector suffered in the first half. Moreover, newly developing weakness in 2008 winners like energy, materials, and utility shares prevented many broad equity averages from ending July with a positive return.

As we moved into August 2008, commodity prices remained on the defensive. Paced by a refreshing burst of interest in consumer stocks, most U.S. stocks held well above their July lows throughout August.

The Fund is challenged during economic inflection points when analysts change their company earnings estimates to reflect a change in the macroeconomic environment, as the Fund's models typically do not react immediately to this fundamental change. The previous twelve months have been especially turbulent as investors have been trying to assess the future economic prospects. Historically, as the models have caught up to the change in the economic landscape, performance has rebounded as well.

Notes: The following notes relate to the Growth of $10,000 graph and tables on page 13.

  *  Assumes initial investment on September 1, 1998.

  †  The Russell 2000® Index is unmanaged and cannot be invested in directly. The index is composed of the 2,000 smallest securities in the Russell® 3000 Index, representing approximately 10% of the Russell 3000 total market capitalization. The index is widely regarded in the industry as the premier measure of small cap stocks.

  +  Annualized.

  ‡  Performance for the Small Cap Fund Class R before its inception (May 14, 2004) is derived from the historical performance of the institutional class, adjusted for the higher operating expenses related to distribution and shareholder servicing.

A portion of the fiscal 2000 performance of the Fund can be attributed to its investment and trading in Initial Public Offerings (IPOs) which are new securities offered to the market, and their value can fluctuate dramatically. Therefore, there can be no assurance that IPOs will continue to have a positive effect on Fund performance.

Small company issues can be subject to increased volatility and considerable price fluctuation.

Small Cap Fund
15

SSgA

Small Cap Fund

Shareholder Expense Example — August 31, 2008 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for both classes is from March 1, 2008 to August 31, 2008.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Institutional Class	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2008	$1,000.00	$1,000.00
Ending Account Value August 31, 2008	$1,039.40	$1,016.89
Expenses Paid During Period *	$8.41	$8.31

* Expenses are equal to the Fund's expense ratio of 1.64% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

Class R	Actual Performance	Hypothetical Performance (5% return before expense)
Beginning Account Value March 1, 2008	$1,000.00	$1,000.00
Ending Account Value August 31, 2008	$1,039.70	$1,016.79
Expenses Paid During Period *	$8.51	$8.42

* Expenses are equal to the Fund's expense ratio of 1.66% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). On an annual basis and based on average daily net assets, the annualized expense ratio is 1.60%, as contractually agreed to by the advisor. Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

Small Cap Fund
16

SSgA
Small Cap Fund

Schedule of Investments — August 31, 2008

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 98.5%
Consumer Discretionary - 7.1%
Big Lots, Inc. (Æ)(Ñ)	11,531	341
Bob Evans Farms, Inc. (Ñ)	2,910	81
CEC Entertainment, Inc. (Æ)(Ñ)	12,081	414
Genesco, Inc. (Æ)(Ñ)	11,875	435
Jakks Pacific, Inc. (Æ)(Ñ)	6,838	170
New York & Co., Inc. (Æ)	13,030	154
Stoneridge, Inc. (Æ)(Ñ)	15,256	194
Warnaco Group, Inc. (The) (Æ)(Ñ)	2,350	121
		1,910
Consumer Staples - 4.3%
BJ's Wholesale Club, Inc. (Æ)(Ñ)	3,917	149
Chiquita Brands International, Inc. (Æ)(Ñ)	13,442	197
Darling International, Inc. (Æ)(Ñ)	23,338	320
Fresh Del Monte Produce, Inc. (Æ)(Ñ)	6,114	142
Herbalife, Ltd. (Ñ)	7,504	354
		1,162
Energy - 6.7%
Knightsbridge Tankers, Ltd. (Ñ)	4,865	141
McMoRan Exploration Co. (Æ)(Ñ)	15,215	416
Stone Energy Corp. (Æ)(Ñ)	6,597	315
Swift Energy Co. (Æ)(Ñ)	5,403	252
Trico Marine Services, Inc. (Æ)(Ñ)	3,447	82
W&T Offshore, Inc. (Ñ)	5,814	204
Whiting Petroleum Corp. (Æ)(Ñ)	4,165	401
		1,811
Financials - 19.2%
Allied World Assurance Co. Holdings, Ltd. (Ñ)	3,505	135
Amtrust Financial Services, Inc. (Ñ)	16,792	236
Anchor Bancorp Wisconsin, Inc.	3,917	30
Arbor Realty Trust, Inc. (ö)(Ñ)	14,679	129
Aspen Insurance Holdings, Ltd. (Ñ)	15,860	430
Cash America International, Inc.	6,556	271
City Bank (Ñ)	2,474	30
Community Bank System, Inc. (Ñ)	17,029	385
Dime Community Bancshares (Ñ)	9,195	151
Endurance Specialty Holdings, Ltd.	4,701	153
Entertainment Properties Trust (ö)	2,721	148
Ezcorp, Inc. Class A (Æ)(Ñ)	23,800	371
First Bancorp (Ñ)	1,484	22
Flushing Financial Corp. (Ñ)	4,206	73
IPC Holdings, Ltd.	6,267	198
Knight Capital Group, Inc. Class A (Æ)	16,576	286
MainSource Financial Group, Inc. (Ñ)	1,484	27
MFA Mortgage Investments, Inc. (ö)(Ñ)	18,514	126

	Principal Amount ($) or Shares	Market Value $
Mid-America Apartment Communities, Inc. (ö)(Ñ)	2,639	132
Mission West Properties, Inc. (ö)	7,669	75
National Penn Bancshares, Inc. (Ñ)	18,885	270
NorthStar Realty Finance Corp. (ö)(Ñ)	13,359	95
Omega Healthcare Investors, Inc. (ö)(Ñ)	5,814	104
Oriental Financial Group, Inc.	23,297	403
Pacific Capital Bancorp NA (Ñ)	4,123	61
Platinum Underwriters Holdings, Ltd. (Ñ)	8,763	317
Potlatch Corp. (ö)	3,092	144
Republic Bancorp, Inc. Class A (Ñ)	1,278	38
World Acceptance Corp. (Æ)(Ñ)	8,247	322
		5,162
Health Care - 17.0%
Alliance Imaging, Inc. (Æ)(Ñ)	3,587	42
AMERIGROUP Corp. (Æ)	8,638	224
AMN Healthcare Services, Inc. (Æ)(Ñ)	12,906	245
Bio-Rad Laboratories, Inc. Class A (Æ)	2,886	311
Centene Corp. (Æ)(Ñ)	12,516	283
Conmed Corp. (Æ)(Ñ)	10,043	321
Dionex Corp. (Æ)(Ñ)	701	46
Enzon Pharmaceuticals, Inc. (Æ)(Ñ)	25,358	229
eResearchTechnology, Inc. (Æ)(Ñ)	16,576	224
Hanger Orthopedic Group, Inc. (Æ)	5,938	100
Life Sciences Research, Inc. (Æ)(Ñ)	1,855	66
LifePoint Hospitals, Inc. (Æ)(Ñ)	12,988	438
Martek Biosciences Corp. (Æ)(Ñ)	8,665	289
Molina Healthcare, Inc. (Æ)(Ñ)	7,570	238
Momenta Pharmaceuticals, Inc. (Æ)(Ñ)	24,245	348
Owens & Minor, Inc. (Ñ)	9,566	441
Sciele Pharma, Inc. (Æ)(Ñ)	8,070	155
Triple-S Management Corp. (Æ)(Ñ)	4,659	81
Viropharma, Inc. (Æ)(Ñ)	12,370	181
Vivus, Inc. (Æ)(Ñ)	37,357	316
		4,578
Industrials - 19.4%
Actuant Corp. Class A (Ñ)	8,411	265
Acuity Brands, Inc. (Ñ)	2,556	111
Beacon Roofing Supply, Inc. (Æ)(Ñ)	18,307	298
Chart Industries, Inc. (Æ)(Ñ)	8,618	398
CIRCOR International, Inc. (Ñ)	4,082	246
Columbus McKinnon Corp. (Æ)(Ñ)	10,831	296
Comfort Systems USA, Inc. (Ñ)	19,668	300
Con-way, Inc. (Ñ)	1,113	55
EMCOR Group, Inc. (Æ)(Ñ)	5,840	199
EnPro Industries, Inc. (Æ)(Ñ)	4,541	191
Esterline Technologies Corp. (Æ)	5,319	300
GrafTech International, Ltd. (Æ)	9,937	202
Insteel Industries, Inc. (Ñ)	3,546	61
Lennox International, Inc. (Ñ)	3,381	125

Small Cap Fund
17

SSgA
Small Cap Fund

Schedule of Investments, continued — August 31, 2008

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
NCI Building Systems, Inc. (Æ)(Ñ)	9,813	376
Perini Corp. (Æ)(Ñ)	6,488	173
PHH Corp. (Æ)	10,885	166
Rush Enterprises, Inc. Class A (Æ)(Ñ)	9,865	130
Tecumseh Products Co. Class A (Æ)	2,763	73
Teledyne Technologies, Inc. (Æ)(Ñ)	5,607	349
United Rentals, Inc. (Æ)(Ñ)	14,758	239
Watson Wyatt Worldwide, Inc. Class A	4,247	249
WESCO International, Inc. (Æ)	11,133	428
		5,230
Information Technology - 17.3%
Earthlink, Inc. (Æ)(Ñ)	21,400	199
Hewitt Associates, Inc. Class A (Æ)	7,504	302
Integral Systems, Inc. (Æ)(Ñ)	6,309	284
InterDigital, Inc. (Æ)(Ñ)	7,058	187
JDA Software Group, Inc. (Æ)	18,917	345
Mantech International Corp. Class A (Æ)	6,683	394
Methode Electronics, Inc. (Ñ)	14,326	157
Micros Systems, Inc. (Æ)(Ñ)	10,061	310
MicroStrategy, Inc. Class A (Æ)	2,680	172
Parametric Technology Corp. (Æ)(Ñ)	10,061	202
Plantronics, Inc. (Ñ)	18,986	490
QLogic Corp. (Æ)(Ñ)	16,204	303
Silicon Image, Inc. (Æ)(Ñ)	41,686	289
SPSS, Inc. (Æ)	10,551	333
Sybase, Inc. (Æ)(Ñ)	7,092	244
TNS, Inc. (Æ)(Ñ)	8,040	184
United Online, Inc. (Ñ)	25,317	267
		4,662
Materials - 4.1%
Compass Minerals International, Inc. (Ñ)	2,804	194
Innophos Holdings, Inc.	7,463	280
Olympic Steel, Inc. (Ñ)	4,123	196
Rock-Tenn Co. Class A (Ñ)	7,535	277
Worthington Industries, Inc. (Ñ)	9,431	166
		1,113
Telecommunication Services - 0.9%
Centennial Communications Corp. (Æ)(Ñ)	32,253	246

	Principal Amount ($) or Shares	Market Value $
Utilities - 2.5%
El Paso Electric Co. (Æ)(Ñ)	10,927	232
Hawaiian Electric Industries, Inc. (Ñ)	6,432	170
Laclede Group, Inc. (The) (Ñ)	1,979	89
Portland General Electric Co.	7,051	181
		672
Total Common Stocks (cost $25,506)		26,546
Short-Term Investments - 0.0%
Federated Investors Prime Cash Obligations Fund	797	1
Total Short-Term Investments (cost $1)		1
Other Securities - 18.8%
State Street Navigator Securities Prime Lending Portfolio (d)	5,079,995	5,080
Total Other Securities (cost $5,080)		5,080
Total Investments - 117.3% (identified cost $30,587)		31,627
Other Assets and Liabilities, Net - (17.3%)		(4,673)
Net Assets - 100.0%		26,954

See accompanying notes which are an integral part of the financial statements.

Small Cap Fund
18

SSgA
Small Cap Fund

Presentation of Portfolio Holdings — August 31, 2008

Categories	% of Net Assets
Consumer Discretionary	7.1
Consumer Staples	4.3
Energy	6.7
Financials	19.2
Health Care	17.0
Industrials	19.4
Information Technology	17.3
Materials	4.1
Telecommunication Services	0.9
Utilities	2.5
Short-Term Investments	—	*
Other Securities	18.8
Total Investments	117.3
Other Assets and Liabilities, Net	(17.3)
	100.0

* Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

Small Cap Fund
19

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SSgA

Core Opportunities Fund

Portfolio Management Discussion and Analysis — August 31, 2008 (Unaudited)

Objective:  The Fund seeks to achieve long-term capital growth, current income and growth of income primarily through investments in equity securities.

Invests in:  US equity securities.

Strategy:  The Fund management team focuses on larger companies with above-average earnings growth and profitability. The management team seeks companies with sustainable competitive advantages.

Core Opportunities Fund – Institutional Class

Period Ended 08/31/08	Total Return
1 Year	(11.60)%
5 Years	3.94	%+
10 Years	3.72	%+

Core Opportunities Fund – Class R‡

Period Ended 08/31/08	Total Return
1 Year	(11.42)%
5 Years	3.70	%+
10 Years	3.50	%+

Standard and Poor's® 500 Composite Stock Index#

Period Ended 08/31/08	Total Return
1 Year	(11.14)%
5 Years	6.92	%+
10 Years	4.68	%+

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssgafunds.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The gross expense ratio for the Core Opportunities Fund Institutional Class and Class R as stated in the Fees and Expenses table of the prospectus dated December 18, 2007 are 1.21% and 1.70%, respectively.

See related Notes on page 22.

Core Opportunities Fund
21

SSgA

Core Opportunities Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2008 (Unaudited)

How did the Fund's performance over the past 12 months compare to its benchmark?

For the twelve months ended August 31, 2008, the SSgA Core Opportunities Fund Institutional Class and Class R (together, the "Fund") returned -11.60% and -11.42% respectively (assuming reinvestment of dividends and distributions), versus the -11.14% return of the S&P 500® Index (the "Index"). The Fund's performance includes operating expenses, whereas the Index is unmanaged and Index returns do not include expenses of any kind. Indexes cannot be invested in directly and the Index returns reflect all items of income, gain and loss, and the reinvestment of dividends and other income for the securities included in the Index.

Please explain what contributed most and least to the Fund's performance during the previous 12 months.

The Fund's performance over the twelve months ended August 31, 2008, was mainly attributable to stock selection in the financials sector. Specifically, the Fund held the equity securities of financials companies that performed well relative to the rest of the financials sector. Goldman Sachs and JPMorgan Chase were strong performers as compared to the rest of the financial institutions in the Index. Positive individual contributing stocks outside of the financials sector included WM Wrigley, Occidental Petroleum, and Joy Global. In terms of what contributed negatively to the performance of the Fund, stock selection in the consumer discretionary sector was the main drag on performance. Specialty retailer J. Crew Group and gaming equipment manufacturer International Game Technology were among the weaker performers not only in the consumer discretionary sector but in the Fund overall. The Fund's underweight allocation to the energy sector also led to the slight underperformance relative to that of the Index.

How did the market conditions and the investment strategies and techniques employed during the previous 12 months impact the Fund's performance?

Market conditions over the previous twelve months did not provide the optimal scenario for the Fund to outperform the Index. Extreme volatility in the market made it difficult for the Fund which employs a relatively low turnover strategy with investments in higher quality companies that are able to grow their earnings consistently over time even under difficult economic conditions.

The market volatility was caused by two primary conditions affecting the economy over the course of the fiscal year. The first was the increase in crude oil prices. Although no one can be certain how much speculation played a part in increasing crude oil prices, demand from developing economies such as China and India played a big role in the price increase. The other main contributing condition was the housing market and the effect that it had upon the U.S. consumer. Specifically, the meltdown of the housing market and the accompanying financial implosions severely limited consumer confidence. Couple that with the fact that labor markets began to soften during the late spring, and the consumer confidence index plunged in June to its lowest level since 1980 and was among the lowest readings during the post World War II period. In response to the dislocations in the financial markets, the Federal Reserve Bank Board of Governors lowered its key interest rate from 5.25% to 2.00% in the quickest move in its history.

The questions over the global economy, the U.S. consumer, and the stability of the financial markets will continue to cause investor concern. However, the Fund is able to invest in positions of companies that will be able to grow their earnings even during these trying times. The Fund will continue to focus on finding high quality companies that can provide sustainable growth and look for superior returns during an uncertain economic and market environment.

Notes: The following notes relate to the Growth of $10,000 graph and tables on page 21.

  *  Assumes initial investment on September 1, 1998.

  #  The Standard & Poor's® 500 Composite Stock Index is composed of 500 common stocks which are chosen by Standard & Poor's Corporation to best capture the price performance of a large cross-section of the US publicly traded stock market. The Index is structured to approximate the general distribution of industries in the US economy.

  +  Annualized.

  ‡  Performance for the Core Opportunities Fund Class R before its inception (May 14, 2004) is derived from the historical performance of the institutional class, adjusted for the higher operating expenses related to distribution and shareholder servicing.

Performance data reflects an expense limitation currently in effect, without which returns would have been lower.

Core Opportunities Fund
22

SSgA

Core Opportunities Fund

Shareholder Expense Example — August 31, 2008 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for both classes is from March 1, 2008 to August 31, 2008.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Institutional Class	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2008	$1,000.00	$1,000.00
Ending Account Value August 31, 2008	$968.70	$1,019.61
Expenses Paid During Period *	$5.44	$5.58

* Expenses are equal to the Fund's expense ratio of 1.10% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

Class R	Actual Performance	Hypothetical Performance (5% return before expense)
Beginning Account Value March 1, 2008	$1,000.00	$1,000.00
Ending Account Value August 31, 2008	$973.00	$1,017.90
Expenses Paid During Period *	$7.14	$7.30

* Expenses are equal to the Fund's expense ratio of 1.44% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

Core Opportunities Fund
23

This page has been intentionally left blank.

SSgA
Core Opportunities Fund

Schedule of Investments — August 31, 2008

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 98.7%
Consumer Discretionary - 3.6%
Home Depot, Inc. (Ñ)	31,517	855
International Game Technology (Ñ)	22,061	473
J Crew Group, Inc. (Æ)(Ñ)	26,249	693
		2,021
Consumer Staples - 14.8%
Colgate-Palmolive Co.	7,262	552
CVS Caremark Corp.	36,212	1,325
Energizer Holdings, Inc. (Æ)(Ñ)	10,941	929
Lorillard, Inc.	13,632	985
Procter & Gamble Co.	20,565	1,435
Wal-Mart Stores, Inc.	24,548	1,450
Walgreen Co.	27,485	1,001
WM Wrigley Jr Co.	6,917	550
		8,227
Energy - 13.2%
Cameron International Corp. (Æ)	12,941	603
Exxon Mobil Corp.	26,794	2,144
Halliburton Co. (Ñ)	28,415	1,249
Marathon Oil Corp.	11,719	528
Occidental Petroleum Corp.	19,104	1,516
Schlumberger, Ltd.	14,013	1,320
		7,360
Financials - 12.4%
Bank of America Corp. (Ñ)	32,760	1,020
Bank of New York Mellon Corp. (The)	20,099	696
Citigroup, Inc.	26,820	509
Goldman Sachs Group, Inc. (The)	5,663	928
JPMorgan Chase & Co.	34,347	1,322
Morgan Stanley	17,712	723
Wells Fargo & Co. (Ñ)	36,724	1,112
Willis Group Holdings, Ltd. (Ñ)	16,723	576
		6,886
Health Care - 13.5%
Baxter International, Inc.	19,209	1,302
Covidien, Ltd.	21,776	1,177
Medtronic, Inc.	26,853	1,466
Pfizer, Inc.	78,008	1,491
Psychiatric Solutions, Inc. (Æ)(Ñ)	27,739	1,047
UnitedHealth Group, Inc.	35,090	1,069
		7,552
Industrials - 12.4%
ABB, Ltd. - ADR	43,254	1,063
Ametek, Inc.	18,145	881
Danaher Corp.	14,694	1,198
First Solar, Inc. (Æ)	2,465	682

	Principal Amount ($) or Shares	Market Value $
General Electric Co.	61,631	1,732
United Technologies Corp.	20,560	1,348
		6,904
Information Technology - 17.8%
Apple, Inc. (Æ)	10,210	1,731
Cisco Systems, Inc. (Æ)	66,708	1,604
Corning, Inc.	46,740	960
Google, Inc. Class A (Æ)	3,623	1,679
International Business Machines Corp. (Ñ)	7,310	890
Microsoft Corp.	54,791	1,495
Texas Instruments, Inc.	18,575	455
Visa, Inc.	14,729	1,118
		9,932
Materials - 6.1%
Freeport-McMoRan Copper & Gold, Inc. Class B (Ñ)	12,650	1,130
Monsanto Co.	8,062	921
Nalco Holding Co. (Ñ)	29,707	679
PPG Industries, Inc. (Ñ)	10,357	651
		3,381
Telecommunication Services - 1.8%
American Tower Corp. Class A (Æ)	23,778	983
Utilities - 3.1%
Edison International (Ñ)	14,183	651
Exelon Corp.	14,279	1,085
		1,736
Total Common Stocks (cost $50,039)		54,982
Short-Term Investments - 1.4%
SSgA Prime Money Market Fund	774,934	775
Total Short-Term Investments (cost $775)		775
Other Securities - 14.8%
State Street Navigator Securities Prime Lending Portfolio (d)	8,273,836	8,274
Total Other Securities (cost $8,274)		8,274
Total Investments - 114.9% (identified cost $59,088)		64,031
Other Assets and Liabilities, Net - (14.9%)		(8,289)
Net Assets - 100.0%		55,742

See accompanying notes which are an integral part of the financial statements.

Core Opportunities Fund
25

SSgA
Core Opportunities Fund

Presentation of Portfolio Holdings — August 31, 2008

Categories	% of Net Assets
Consumer Discretionary	3.6
Consumer Staples	14.8
Energy	13.2
Financials	12.4
Health Care	13.5
Industrials	12.4
Information Technology	17.8
Materials	6.1
Telecommunication Services	1.8
Utilities	3.1
Short-Term Investments	1.4
Other Securities	14.8
Total Investments	114.9
Other Assets and Liabilities, Net	(14.9)
100.0

See accompanying notes which are an integral part of the financial statements.

Core Opportunities Fund
26

SSgA

Tuckerman Active REIT Fund

Portfolio Management Discussion and Analysis — August 31, 2008 (Unaudited)

Objective:  The Fund seeks to provide income and capital growth by investing primarily in publicly traded securities of real estate companies. The Fund looks to identify companies with superior earnings growth, conservative balance sheets, and dividend security to target out-performance over a 2-3 year time horizon.

Invests in:  Real Estate Investment Trust (REIT) securities, primarily from those securities in the Dow Jones Wilshire® REIT Index and across different types and regions based on the fundamental research of the Advisor.

Strategy:  The Fund seeks to meet its objective by investing with a relatively long time horizon, favoring strong real estate fundamentals, and attempting to minimize turnover, while focusing on relative valuations, balance sheet strength and higher growth rates.

Tuckerman Active REIT Fund

Period Ended 08/31/08	Total Return
1 Year	(6.47)%
5 Years	15.67	%+
10 Years	14.54	%+

Dow Jones Wilshire REIT® Index#

Period Ended 08/31/08	Total Return
1 Year	(8.65)%
5 Years	14.31	%+
10 Years	13.76	%+

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssgafunds.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The gross expense ratio for the Tuckerman Active REIT Fund as stated in the Fees and Expenses table of the prospectus dated December 18, 2007 is 1.06%.

See related Notes on page 29.

Tuckerman Active REIT Fund
27

SSgA

Tuckerman Active REIT Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2008 (Unaudited)

How did the Fund's performance over the past 12 months compare to its benchmark?

For the twelve months ended August 31, 2008, the SSgA Tuckerman Active REIT Fund (the "Fund") returned -6.47% (assuming reinvestment of dividends and distributions) versus the -8.65% return of the Dow Jones Wilshire REIT® Index (the "Index"). The Fund's performance includes operating expenses, whereas the Index is unmanaged and Index returns do not include expenses of any kind. Indexes cannot be invested in directly and the Index returns reflect all items of income, gain and loss, and the reinvestment of dividends and other income for the securities included in the Index.

Please explain what contributed most and least to the Fund's performance during the previous 12 months.

Over the twelve months ended August 31, 2008, the greatest contribution to the Fund's performance came from stock selection in the regional mall sector. On an individual stock basis within the sector, the greatest contribution to performance came from an overweight in Simon Property Group and an underweight in General Growth Properties. Additionally, the Fund benefited from owning Digital Realty Trust in the industrial sector and Boston Properties in the office sector.

The greatest detraction from performance is attributable to stock selection in the office sector. Both SL Green Realty and Brookfield Properties detracted from performance during the one year period. The Fund's overweight positions in industrial names, ProLogis and AMB Property also detracted from the performance. Additionally, the Fund's performance was negatively affected by overweight positions in two hotel stocks, Starwood Hotels & Resorts and LaSalle Hotel Properties.

How did the market conditions and the investment strategies and techniques employed during the previous 12 months impact the Fund's performance?

The summer of 2008 marks the first anniversary of the US sub-prime induced credit crunch; and the severity and the longevity of the US debt market crisis took many by surprise. Liquidity, one of the main drivers behind REITs' exceptional performance in prior years, has been scarce since the middle of 2007. This situation has raised questions over asset valuations that remain open due to a limited number of transactions in the private real estate market. As uncertainty over valuations persists, private markets remained on hold with buyers and sellers facing a pricing gap. Although many private and commercial real estate companies had strong balance sheets and were prepared to take advantage of the credit market dislocations, little distressed selling has taken place to date. Private property asset values held up while the REIT market sold off and is now trading at a favorable discount to Net Asset Value. The REIT sell-off was primarily driven by sentiment as investors penalized public REITs for their affiliation with both residential real estate and the troubled financial sector. Ongoing turbulence in the debt market and weakening economic growth elevated investors concerns over real estate fundamentals. While commercial real estate's fundamentals moderated slightly, trends remained modestly positive throughout the year.

During the year, many investors rotated their portfolios into higher quality, larger cap REITs with proven track records and strong management teams. The Fund benefited from this rotation. Early in the year, several changes were implemented to position the Fund more defensively. Allocations to Healthcare* and Apartment subsectors were increased, exposure to companies with liquidity and development risk were trimmed, and assets were redeployed to capitalize on strong companies that have been penalized by excessive negative sentiment. The Fund added Apartment exposure on the West Coast, shifted NYC office exposure from downtown to midtown and invested in focused office subsectors including datacenters. Overall, the Fund remained overweight to office and industrial sub sectors.

Looking ahead, we believe that uncertainty in the REIT market will prevail for the short to medium term. The slowing economy, evident in consumer weakness and mounting job losses, is likely to weigh on real estate fundamentals and investor sentiment. Capital market illiquidity and continued turbulence in the financial sector will further contribute to the REIT market's volatility.

* Healthcare sector was added to the DJ Wilshire US REIT index in September 2007.

Tuckerman Active REIT Fund
28

SSgA

Tuckerman Active REIT Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2008 (Unaudited)

Notes: The following notes relate to the Growth of $10,000 graph and tables on page 27.

  *  Assumes initial investment on September 1, 1998.

  #  The Dow Jones Wilshire REIT® Index is a market capitalization-weighted index comprised of publicly traded Real Estate Investment Trusts (REITs). No special purpose of healthcare REITs are included. The Index is rebalanced monthly and reconstituted quarterly. The Index is unmanaged and cannot be invested in directly.

  +  Annualized.

REIT funds may be subject to a high degree of market risk due to lack of industry diversification. Furthermore, REIT funds may be subject to other risks including, but not limited to, declines in the value of real estate, risks related to general and economic conditions, changes in the value of the underlying property owned by the trust, and defaults by borrowers.

Performance data reflects an expense limitation currently in effect, without which returns would have been lower.

Tuckerman Active REIT Fund
29

SSgA

Tuckerman Active REIT Fund

Shareholder Expense Example — August 31, 2008 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from March 1, 2008 to August 31, 2008.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2008	$1,000.00	$1,000.00
Ending Account Value August 31, 2008	$1,072.40	$1,020.11
Expenses Paid During Period *	$5.21	$5.08

* Expenses are equal to the Fund's expense ratio of 1.00% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

Tuckerman Active REIT Fund
30

SSgA
Tuckerman Active REIT Fund

Schedule of Investments — August 31, 2008

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 98.4%
Apartments - 14.8%
AvalonBay Communities, Inc. (ö)(Ñ)	47,521	4,752
BRE Properties, Inc. Class A (ö)(Ñ)	65,465	3,157
Equity Residential (ö)	239,766	10,118
Essex Property Trust, Inc. (ö)(Ñ)	45,272	5,313
		23,340
Diversified - 11.5%
Digital Realty Trust, Inc. (ö)(Ñ)	128,008	5,872
Vornado Realty Trust (ö)(Ñ)	124,643	12,397
		18,269
Health Care - 9.9%
HCP, Inc. (ö)	179,422	6,499
Medical Properties Trust, Inc. (ö)(Ñ)	142,521	1,573
Ventas, Inc. (ö)	166,611	7,568
		15,640
Hotels/Leisure - 6.1%
Host Hotels & Resorts, Inc. (ö)	382,498	5,470
LaSalle Hotel Properties (ö)(Ñ)	88,040	2,295
Starwood Hotels & Resorts Worldwide, Inc. (ö)	52,445	1,901
		9,666
Industrial - 9.9%
AMB Property Corp. (ö)	120,135	5,453
Prologis (ö)(Ñ)	236,058	10,165
		15,618
Office - 16.9%
Boston Properties, Inc. (ö)	114,969	11,781
Corporate Office Properties Trust (ö)(Ñ)	101,957	3,986
Douglas Emmett, Inc. (ö)	192,868	4,565
SL Green Realty Corp. (ö)	75,162	6,464
		26,796
Regional Malls - 15.2%
General Growth Properties, Inc. (ö)(Ñ)	140,963	3,655
Simon Property Group, Inc. (ö)	179,442	17,026
Taubman Centers, Inc. (ö)(Ñ)	70,073	3,401
		24,082
Storage - 4.5%
Public Storage (ö)	81,171	7,169

	Principal Amount ($) or Shares	Market Value $
Shopping Centers - 9.6%
Acadia Realty Trust (ö)(Ñ)	133,306	3,166
Kimco Realty Corp. (ö)(Ñ)	199,441	7,407
Regency Centers Corp. (ö)(Ñ)	73,927	4,582
		15,155
Total Common Stocks (cost $117,819)		155,735
Short-Term Investments - 0.9%
AIM Short Term Investment Prime Portfolio	2,155	2
Federated Investors Prime Cash Obligations Fund	1,440,076	1,440
Total Short-Term Investments (cost $1,442)		1,442
Other Securities - 13.7%
State Street Navigator Securities Prime Lending Portfolio (d)	21,665,099	21,665
Total Other Securities (cost $21,665)		21,665
Total Investments - 113.0% (identified cost $140,926)		178,842
Other Assets and Liabilities, Net - (13.0%)		(20,558)
Net Assets - 100.0%		158,284

See accompanying notes which are an integral part of the financial statements.

Tuckerman Active REIT Fund
31

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Tuckerman Active REIT Fund

Presentation of Portfolio Holdings — August 31, 2008

Categories	% of Net Assets
Apartments	14.8
Diversified	11.5
Health Care	9.9
Hotels/Leisure	6.1
Industrial	9.9
Office	16.9
Regional Malls	15.2
Storage	4.5
Shopping Centers	9.6
Short-Term Investments	0.9
Other Securities	13.7
Total Investments	113.0
Other Assets and Liabilities, Net	(13.0)
100.0

See accompanying notes which are an integral part of the financial statements.

Tuckerman Active REIT Fund
32

SSgA

Aggressive Equity Fund

Portfolio Management Discussion and Analysis — August 31, 2008 (Unaudited)

Objective:  The Fund seeks to maximize total return through investing in US equity securities that are undervalued relative to their growth potential as measured by the Advisor's proprietary models.

Invests in:  US equity securities.

Strategy:  The Fund management team uses a quantitative approach designed to uncover equity securities that are believed to be undervalued, with superior growth potential. This quantitative investment approach involves a modeling process that evaluates vast amounts of financial and market data and corporate earnings forecasts. In addition the Fund can invest in IPO's (Initial Public Offerings) with the intention of immediately selling the shares in the after-market.

Aggressive Equity Fund – Institutional Class

Period Ended 08/31/08	Total Return
1 Year	(17.16)%
5 Years	3.28	%+
Inception	8.55	%+

Aggressive Equity Fund – Class R‡

Period Ended 08/31/08	Total Return
1 Year	(17.48)%
5 Years	2.95	%+
Inception	8.33	%+

Russell 3000® Index#

Period Ended 08/31/08	Total Return
1 Year	(10.22)%
5 Years	7.57	%+
Inception	2.95	%+

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssgafunds.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The gross expense ratio for the Aggressive Equity Fund Institutional Class and Class R as stated in the Fees and Expenses table of the prospectus dated December 18, 2007 are 1.44% and 1.94%, respectively.

See related Notes on page 35.

Aggressive Equity Fund
33

SSgA

Aggressive Equity Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2008 (Unaudited)

How did the Fund's performance over the past 12 months compare to its benchmark?

For the twelve months ended August 31, 2008, the SSgA Aggressive Equity Fund Institutional Class and Class R (together, the "Fund") returned -17.16% and -17.48% respectively (assuming reinvestment of dividends and distributions), versus the -10.22% return of the Russell 3000® Index (the "Index"). The Fund's performance includes operating expenses, whereas the Index is unmanaged and Index returns do not include expenses of any kind. Indexes cannot be invested in directly and the Index returns reflect all items of income, gain and loss, and the reinvestment of dividends and other income for the securities included in the Index.

Please explain what contributed most and least to the Fund's performance during the previous 12 months.

Returns in the Fund for the fiscal year were driven by stock selection decisions. Over the 12 months ended August 31, 2008, the Fund's stock selection methodology has offered mixed results as the strategy underperformed the Index during the later portion of 2007 and the first quarter of 2008. The strategy was successful during July but lagged in August.

A review of the sector attribution shows that unfavorable stock selection in health care, consumer staples, industrials, and energy detracted from the Fund's performance. The health care sector was hurt by the overweight positions in Humana and OSI Pharmaceuticals. Humana was down significantly in March after reducing earnings outlook for the year. Both Pepsi Bottling Group and Coca-Cola Enterprises from the consumer staples sector impacted performance negatively as concerns over higher input costs emerged in 2008. The industrial sector was hurt by overweight positions in ITT Educational Services and Ceradyne Inc. ITT was down significantly in February 2008 over concerns that tighter credit and a slowing economy would hurt enrollment. Finally, the energy sector was down on overweight positions to refiners Western Refining and Holly as both struggled with increased pressure on profit margins.

How did the market conditions and the investment strategies and techniques employed during the previous 12 months impact the Fund's performance?

The Fund's investment process incorporates perspectives on valuation, quality and sentiment. Specifically, the Fund seeks to own stocks that are inexpensive relative to their industry peers, generate enough cash flow to sustain future growth, and demonstrate sound earnings quality and improving earnings growth prospects.

The year ended August 31, 2008 was a challenging year for US equity strategies. The sub-prime related credit crisis that forced many investors to raise liquidity due to losses in their fixed income portfolios and/or changes to their risk budgets shocked quantitative equity strategies in November 2007. The turn of the calendar into 2008 unleashed a fresh burst of profit-taking, a move that reached its lowest point with the unwinding of rogue trading positions at a major French bank in mid-January. The disarray was great enough to prompt an inter-meeting rate cut from the Federal Reserve, and once again equity markets attempted to rebuild their sense of equilibrium. By mid-March, the complexity and illiquidity of many long-term mortgage assets made reasonable transactions all but impossible, and the major Wall Street house of Bear Stearns could no longer fund its own business and had no choice but to sell to JP Morgan at the price of $10 per share.

The second quarter opened on a hopeful note, with official liquidity facilities providing relief to financial institutions and credit markets stabilizing in the wake of the Bear Stearns merger into JP Morgan. But the inexorable upward march of crude oil prices, which saw double-digit gains in both April and May, exacerbated inflation concerns as summer approached.

At the onset of the second half of 2008, prospects for moderating summer heat initiated a steep correction in U.S. natural gas prices. The downturn spread quickly to other commodities at mid-month, when testimony from Federal Reserve Chairman Ben Bernanke indicated a less robust assessment of U.S. economic growth. Further concerns over U.S. housing caused increasing concerns for beleaguered U.S. mortgage agencies. Heightened fears that Fannie Mae and Freddie Mac were heading

Aggressive Equity Fund
34

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Aggressive Equity Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2008 (Unaudited)

towards insolvency prompted a swift official response. The U.S. Treasury proposed formal financial backstops for the agencies. The firm indication of U.S. support for Fannie Mae and Freddie Mac, together with a Securities and Exchange Commission order intended to curb short sales in several key financial stocks, sparked a vicious rally in shares of banks and brokers.

The rebound in financials did not recover the losses that the sector suffered in the first half of 2008. Moreover, newly developing weakness in 2008 winners, like energy and materials, prevented many broad equity averages from ending July with a positive return.

As we moved into August 2008, commodity prices remained on the defensive. Paced by a refreshing burst of interest in consumer stocks, most U.S. stocks held well above their July lows throughout August.

The Fund is challenged during economic inflection points when analysts change their company earnings estimates to reflect a change in the macroeconomic environment, as the Fund's models typically do not react immediately to this fundamental change and adjust accordingly. The previous twelve months have been especially turbulent as investors have been trying to assess the future economic environment. During this turbulence, the market has not rewarded companies whose long term prospects look attractive according to our stock selection methodology.

Notes: The following notes relate to the Growth of $10,000 graph and tables on page 33.

  *  The Fund commenced operations on December 30, 1998. Index comparison also began December 30, 1998.

  #  The Russell 3000® Index is a trademark of the Russell Investment Group. RussellTM is a trademark of the Russell Investment Group. The Russell 3000® Index is unmanaged and cannot be invested in directly. The Index measures the performance of the 3,000 largest U.S. securities based on total market capitalization.

  +  Annualized.

  ‡  Performance for the Aggressive Equity Fund Class R before its inception (May 14, 2004) is derived from the historical performance of the institutional class, adjusted for the higher operating expenses related to distribution and shareholder servicing.

A portion of the fiscal 1999 performance of the Fund can be attributed to the outperformance of technology stocks. However, such stocks have a higher risk of value fluctuation. Therefore, there can be no assurance that such stocks will continue to have a positive effect on Fund performance.

A portion of the fiscal 1999 and 2000 performance of the Fund can be attributed to its investment and trading in Initial Public Offerings (IPOs) which are new securities offered to the market, and their value can fluctuate dramatically. Therefore, there can be no assurance that IPOs will continue to have a positive effect on Fund performance.

Performance data reflects an expense limitation currently in effect, without which returns would have been lower.

Aggressive Equity Fund
35

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Aggressive Equity Fund

Shareholder Expense Example — August 31, 2008 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated which for both classes is from March 1, 2008 to August 31, 2008.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Institutional Class	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2008	$1,000.00	$1,000.00
Ending Account Value August 31, 2008	$985.50	$1,019.61
Expenses Paid During Period *	$5.49	$5.58

* Expenses are equal to the Fund's expense ratio of 1.10% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

Class R	Actual Performance	Hypothetical Performance (5% return before expense)
Beginning Account Value March 1, 2008	$1,000.00	$1,000.00
Ending Account Value August 31, 2008	$982.50	$1,013.93
Expenses Paid During Period *	$11.11	$11.29

* Expenses are equal to the Fund's expense ratio of 2.23% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). On an annual basis and based on average daily net assets, the annualized expense ratio is 1.60%, as contractually agreed to by the advisor. Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

Aggressive Equity Fund
36

SSgA
Aggressive Equity Fund

Schedule of Investments — August 31, 2008

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 99.0%
Consumer Discretionary - 4.8%
Autozone, Inc. (Æ)(Ñ)	716	98
McDonald's Corp.	4,389	273
		371
Consumer Staples - 10.6%
Altria Group, Inc.	2,600	55
Ralcorp Holdings, Inc. (Æ)(Ñ)	3,300	202
Safeway, Inc. (Ñ)	6,100	161
SUPERVALU, Inc. (Ñ)	4,000	93
Wal-Mart Stores, Inc.	5,200	307
		818
Energy - 15.3%
Chevron Corp.	3,621	313
ConocoPhillips	3,506	289
Exxon Mobil Corp.	5,838	467
Occidental Petroleum Corp.	800	63
W&T Offshore, Inc. (Ñ)	1,500	53
		1,185
Financials - 18.0%
Aspen Insurance Holdings, Ltd. (Ñ)	7,000	190
Axis Capital Holdings, Ltd.	7,287	244
Community Bank System, Inc. (Ñ)	5,200	117
Ezcorp, Inc. Class A (Æ)	7,400	115
Knight Capital Group, Inc. Class A (Æ)(Ñ)	9,400	162
National Penn Bancshares, Inc. (Ñ)	10,500	150
Oriental Financial Group, Inc.	5,800	100
Republic Bancorp, Inc. Class A (Ñ)	6,300	187
World Acceptance Corp. (Æ)(Ñ)	3,300	129
		1,394
Health Care - 12.0%
Centene Corp. (Æ)(Ñ)	2,700	61
Johnson & Johnson	2,700	190
Martek Biosciences Corp. (Æ)(Ñ)	4,400	147
Thermo Fisher Scientific, Inc. (Æ)(Ñ)	3,000	182
United Therapeutics Corp. (Æ)(Ñ)	1,549	164
Warner Chilcott, Ltd. (Æ)(Ñ)	11,576	185
		929
Industrials - 11.2%
Boeing Co.	1,400	92
Caterpillar, Inc. (Ñ)	1,600	113
CIRCOR International, Inc. (Ñ)	1,800	108
L-3 Communications Holdings, Inc. (Ñ)	1,600	166
NCI Building Systems, Inc. (Æ)(Ñ)	1,800	69
Perini Corp. (Æ)(Ñ)	5,911	158

	Principal Amount ($) or Shares	Market Value $
Waste Management, Inc.	2,900	102
WESCO International, Inc. (Æ)	1,500	58
		866
Information Technology - 16.4%
Hewitt Associates, Inc. Class A (Æ)	2,240	90
Hewlett-Packard Co.	6,600	310
Intel Corp.	7,200	164
International Business Machines Corp.	2,176	265
Lexmark International, Inc. Class A (Æ)(Ñ)	4,600	165
Microsoft Corp.	3,000	82
Oracle Corp. (Æ)	4,463	98
Symantec Corp. (Æ)	4,200	94
		1,268
Materials - 6.4%
Monsanto Co.	1,100	126
Nucor Corp. (Ñ)	2,600	137
Terra Industries, Inc. (Ñ)	4,544	228
		491
Telecommunication Services - 1.2%
Centennial Communications Corp. (Æ)(Ñ)	12,100	92
Utilities - 3.1%
Dominion Resources, Inc. (Ñ)	5,534	241
Total Common Stocks (cost $7,392)		7,655
Short-Term Investments - 0.3%
Federated Investors Prime Cash Obligations Fund	17,372	17
Total Short-Term Investments (cost $17)		17
Other Securities - 24.9%
State Street Navigator Securities Prime Lending Portfolio (d)	1,927,750	1,928
Total Other Securities (cost $1,928)		1,928
Total Investments - 124.2% (identified cost $9,337)		9,600
Other Assets and Liabilities, Net - (24.2%)		(1,870)
Net Assets - 100.0%		7,730

See accompanying notes which are an integral part of the financial statements.

Aggressive Equity Fund
37

SSgA
Aggressive Equity Fund

Presentation of Portfolio Holdings — August 31, 2008

Categories	% of Net Assets
Consumer Discretionary	4.8
Consumer Staples	10.6
Energy	15.3
Financials	18.0
Health Care	12.0
Industrials	11.2
Information Technology	16.4
Materials	6.4
Telecommunication Services	1.2
Utilities	3.1
Short-Term Investments	0.3
Other Securities	24.9
Total Investments	124.2
Other Assets and Liabilities, Net	(24.2)
100.0

See accompanying notes which are an integral part of the financial statements.

Aggressive Equity Fund
38

SSgA

IAM SHARES Fund

Portfolio Management Discussion and Analysis — August 31, 2008 (Unaudited)

Objective:  The Fund seeks to maximize total return primarily through investments in equity securities of companies that have entered into collective bargaining agreements with the International Association of Machinists & Aerospace Workers (IAM) or affiliated labor unions, or are constituents of the S&P 500® Index that have not been identified as having non-union sentiment (IAM Companies).

Invests in:  At least 80% of its total assets in equity securities of IAM companies. IAM companies are defined as companies that either have entered into collective bargaining agreements with the International Association of Machinists and Aerospace Workers or affiliated labor unions, or are listed in the S&P 500® Index, and have not been identified by the IAM or affiliated labor unions as having non-union sentiment.

Strategy:  The Fund's investment strategy is driven by an investment process that manages portfolio exposure to fundamental attributes within a multifactor risk model environment. These attributes include industry allocations, size, style, growth expectations, and valuation ratios.

IAM SHARES Fund

Period Ended 08/31/08	Total Return
1 Year	(11.52)%
5 Years	6.49	%+
Inception	1.18	%+

Standard & Poor's® 500 Composite Stock Index#

Period Ended 08/31/08	Total Return
1 Year	(11.14)%
5 Years	6.92	%+
Inception	1.57	%+

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssgafunds.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The gross expense ratio for the IAM SHARES Fund as stated in the Fees and Expenses table of the prospectus dated December 18, 2007 is 0.45%.

See related Notes on page 41.

IAM SHARES Fund
39

SSgA

IAM SHARES Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2008 (Unaudited)

How did the Fund's performance over the past 12 months compare to its benchmark?

For the twelve months ended August 31, 2008, the SSgA IAM SHARES Fund (the "Fund") returned -11.52% (assuming reinvestment of dividends and distributions) versus the -11.14% return of the S&P 500® Index (the "Index"). The Fund's performance includes operating expenses, whereas the Index is unmanaged and Index returns do not include expenses of any kind. Indexes cannot be invested in directly and the Index returns reflect all items of income, gain and loss, and the reinvestment of dividends and other income for the securities included in the Index.

Please explain what contributed most and least to the Fund's performance during the previous 12 months.

Fund performance benefited from strong stock selection within the financial and technology sectors. Underweight positions in American International Group, Fannie Mae and CME Group were the main drivers in the financial sector, while underweight positions to Cisco Systems and Nvidia led the way within the technology sector. In addition, a continued underweight to the financials sector as a whole was beneficial as this sector was the worst performer during the past year.

With the Fund's "union-friendly" mandate, the Fund generally has a tilt towards stocks within the industrials sector, and this presented a challenge this year as the sector performed slightly worse than the Index. The overweight to the sector in general hurt the Fund's performance; however, individual stock selection within the transportation industry benefited the Fund and made the sector a neutral contributor on the whole. Overweights to Union Pacific, Norfolk Southern and Kansas City Southern all helped to make up for the general weakness in the sector.

The Fund was hurt primarily by an underweight to the energy and consumer staples sectors, and an overweight to the consumer discretionary sector. For consumer discretionary, stock selection within the sector helped the Fund's return a little bit, but in the energy and consumer staples sectors, stock selection hurt the performance of the Fund. Being underweighted in names such as Chesapeake Energy, Occidental Petroleum, General Mills and Wrigley detracted from the Fund's performance.

Eight out of ten sectors within the Index finished the year in negative territory. Consumer staples and energy had the highest returns, while financials and telecommunications services had the lowest returns. The biggest contributors to the Fund's performance at the security level were American International Group (underweight), Fannie Mae (underweight), and Anheuser Busch (overweight), while the biggest detractors at the security level were the lack of investment in Wal-Mart, an overweight to Citigroup and an overweight to Aegon NV.

How did the market conditions and the investment strategies and techniques employed during the previous 12 months impact the Fund's performance?

The year ended August 31, 2008, ended the string of five consecutive positive years for the S&P500 Index. The weakest returns during the past year occurred in January when investors sought to lock in 2007 gains and recession risks were rising rapidly and then again in June when the inexorable upward march of crude oil prices exacerbated inflation concerns as summer approached. In the US, Europe, and Japan, inflation fears drove yields on 10-year government bonds to fresh 2008 highs, and expectations for short-term interest rates ratcheted upward as well. Many broad equity averages, having come within hailing distance of their 2007 closing levels in mid-May, soon found themselves flirting with the lows that they had plumbed in January and March. Indeed, several popular benchmarks broke through those winter levels with vigor, including the Dow Jones Industrial Average, which ended June by hitting levels it last saw almost two years ago. June's return marked its worst one-month result since September 2002, and its weakest return for June specifically since the dire days of 1930. Happily, strength earlier in the second quarter limited the three-month damage for the S&P to -2.7%. Together, January and June alone accounted for the bulk of the period's negative total return.

Since June 30, the price of crude oil dropped significantly. While energy stocks were battered in July and August, this gave the rest of the equity market a bit of a breather and has helped other sectors rebound a bit. Financial stocks which were beaten down for most of the past year due to sub-prime concerns and the ensuing credit crisis, showed some signs of life in the late summer — or at least some signs of being oversold — with the sector up since the end of June.

IAM SHARES Fund
40

SSgA
IAM SHARES Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2008 (Unaudited)

The Fund seeks to maximize returns primarily through investing in "union-friendly" companies. It is managed through a model-driven process that seeks to invest in this universe of companies while maintaining sufficient diversification. Through this quantitative process, the Fund seeks to mitigate some of the sector and fundamental characteristic tilts that are inherent in a "union-friendly" universe and bring them more in-line with its underlying benchmark. It is managed in a manner similar to that of a passive product with no alpha generating process explicitly employed.

Notes: The following notes relate to the Growth of $10,000 graph and tables on page 39.

  *  The Fund commenced operations on June 2, 1999. Index comparison also began on June 2, 1999.

  #  The Standard & Poor's® 500 Composite Stock Index is composed of 500 common stocks which are chosen by Standard & Poor's Corporation to best capture the price performance of a large cross-section of the US publicly traded stock market. The Index is structured to approximate the general distribution of industries in the US economy.

  +  Annualized.

A portion of the fiscal 2000 performance of the Fund can be attributed to its investment and trading in Initial Public Offerings (IPOs) which are new securities offered to the market, and their value can fluctuate dramatically. Therefore, there can be no assurance that IPOs will continue to have a positive effect on Fund performance.

IAM SHARES Fund
41

SSgA

IAM SHARES Fund

Shareholder Expense Example — August 31, 2008 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from March 1, 2008 to August 31, 2008.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2008	$1,000.00	$1,000.00
Ending Account Value August 31, 2008	$981.40	$1,022.77
Expenses Paid During Period *	$2.34	$2.39

* Expenses are equal to the Fund's expense ratio of 0.47% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

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Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 97.4%
Consumer Discretionary - 9.6%
99 Cents Only Stores (Æ)(Ñ)	5,700	49
Amazon.com, Inc. (Æ)	4,500	364
AutoNation, Inc. (Æ)(Ñ)	7,400	84
Bed Bath & Beyond, Inc. (Æ)(Ñ)	3,900	120
Best Buy Co., Inc.	5,225	234
Black & Decker Corp. (Ñ)	5,400	342
Brunswick Corp. (Ñ)	4,700	65
Carnival Corp.	4,300	159
CBS Corp. Class B	13,001	210
Coach, Inc. (Æ)	16,976	492
Comcast Corp. Class A (Ñ)	63,466	1,344
Denny's Corp. (Æ)	20,300	57
DIRECTV Group, Inc. (The) (Æ)(Ñ)	24,011	677
DR Horton, Inc. (Ñ)	5,100	64
Ethan Allen Interiors, Inc. (Ñ)	8,566	232
Family Dollar Stores, Inc.	2,500	62
Ford Motor Co. (Æ)(Ñ)	43,143	192
Gap, Inc. (The)	7,300	142
General Motors Corp. (Ñ)	9,900	99
Genuine Parts Co.	2,900	123
Goodyear Tire & Rubber Co. (The) (Æ)(Ñ)	4,300	84
Hanesbrands, Inc. (Æ)	1,900	45
Harley-Davidson, Inc. (Ñ)	11,100	442
Home Depot, Inc.	27,700	751
Jakks Pacific, Inc. (Æ)(Ñ)	100	2
JC Penney Co., Inc.	3,900	152
Johnson Controls, Inc.	24,000	742
Kohl's Corp. (Æ)(Ñ)	5,700	280
Koninklijke Philips Electronics NV	6,389	207
Leggett & Platt, Inc. (Ñ)	7,700	172
Liberty Global, Inc. Class A (Æ)(Ñ)	6,800	239
Liberty Media Corp. - Interactive (Æ)	7,298	99
Lowe's Cos., Inc.	20,000	493
Macy's, Inc.	9,268	193
Marriott International, Inc. Class A (Ñ)	14,600	412
Matthews International Corp. Class A (Ñ)	3,500	176
McClatchy Co. Class A (Ñ)	3,070	11
McDonald's Corp.	20,130	1,249
Meredith Corp. (Ñ)	6,300	179
New York Times Co. (The) (Ñ)	17,100	222
Newell Rubbermaid, Inc.	14,600	264
News Corp. Class A	27,100	384
Nordstrom, Inc. (Ñ)	3,600	112
Office Depot, Inc. (Æ)	4,800	34
Omnicom Group, Inc.	3,200	136
Phillips-Van Heusen Corp.	5,200	198
Sears Holdings Corp. (Æ)(Ñ)	4,839	445
Sherwin-Williams Co. (The) (Ñ)	5,700	334
Snap-On, Inc.	1,000	57
Sonic Automotive, Inc. Class A (Ñ)	4,700	51

	Principal Amount ($) or Shares	Market Value $
Stanley Works (The)	1,400	67
Staples, Inc.	8,400	203
Starbucks Corp. (Æ)(Ñ)	8,800	137
Starwood Hotels & Resorts Worldwide, Inc. (ö)	4,300	156
Target Corp.	14,600	774
Tiffany & Co. (Ñ)	10,500	464
Time Warner, Inc.	69,850	1,143
Viacom, Inc. Class B (Æ)	12,101	357
Walt Disney Co. (The)	53,200	1,721
Washington Post Co. (The) Class B	521	311
Whirlpool Corp. (Ñ)	4,900	399
Wyndham Worldwide Corp. (Ñ)	3,360	65
Yum! Brands, Inc.	5,200	185
		19,258
Consumer Staples - 10.7%
Altria Group, Inc.	41,385	870
Anheuser-Busch Cos., Inc.	26,491	1,798
Archer-Daniels-Midland Co.	18,198	463
Arden Group, Inc. Class A (Ñ)	700	117
Campbell Soup Co.	10,190	375
Coca-Cola Co. (The)	37,575	1,957
ConAgra Foods, Inc.	21,300	453
Costco Wholesale Corp.	6,100	409
CVS/Caremark Corp.	19,119	700
Dean Foods Co. (Æ)	6,600	166
Energizer Holdings, Inc. (Æ)	300	25
Great Atlantic & Pacific Tea Co. (Æ)(Ñ)	3,000	49
Imperial Sugar Co. (Ñ)	700	10
JM Smucker Co. (The)	2,200	119
Kellogg Co.	7,435	405
Kimberly-Clark Corp.	13,688	844
Kraft Foods, Inc. Class A	34,109	1,075
Kroger Co. (The)	24,800	685
PepsiCo, Inc.	30,123	2,063
Philip Morris International, Inc.	41,385	2,222
Procter & Gamble Co.	59,115	4,124
Rite Aid Corp. (Æ)(Ñ)	25,600	31
Safeway, Inc.	18,600	490
Sara Lee Corp.	36,430	492
Spectrum Brands, Inc. (Æ)(Ñ)	5,700	10
SUPERVALU, Inc.	8,500	197
Sysco Corp. (Ñ)	19,900	633
Walgreen Co.	16,300	594
		21,376
Energy - 13.0%
Anadarko Petroleum Corp.	7,000	432
Apache Corp.	5,400	618
Baker Hughes, Inc.	6,200	496
BP PLC - ADR	3,568	206
Chevron Corp.	47,329	4,085

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Schedule of Investments, continued — August 31, 2008

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
ConocoPhillips	28,377	2,341
Devon Energy Corp.	7,700	786
El Paso Corp.	10,300	173
EOG Resources, Inc.	3,200	334
Exxon Mobil Corp.	110,168	8,815
Halliburton Co.	15,560	684
Hess Corp.	6,100	639
Marathon Oil Corp.	8,200	370
Occidental Petroleum Corp.	8,000	635
Schlumberger, Ltd.	31,782	2,994
Spectra Energy Corp.	9,498	251
Transocean, Inc. (Æ)	9,069	1,154
Valero Energy Corp.	8,200	285
Williams Cos., Inc.	8,400	259
XTO Energy, Inc.	7,625	384
		25,941
Financials - 12.8%
Aegon NV	32,703	386
Aflac, Inc.	7,900	448
Allstate Corp. (The)	8,800	397
American Express Co.	21,200	841
American Financial Group, Inc.	19,521	557
American International Group, Inc.	34,074	732
Ameriprise Financial, Inc.	3,340	150
AON Corp.	5,900	280
Bank of America Corp. (Ñ)	78,628	2,448
Bank of New York Mellon Corp. (The)	18,598	644
BB&T Corp. (Ñ)	7,900	237
Capital One Financial Corp. (Ñ)	8,061	356
Charles Schwab Corp. (The)	13,300	319
Chubb Corp.	2,800	134
Citigroup, Inc.	106,601	2,024
Discover Financial Services	6,550	108
E*TRADE Financial Corp. (Æ)(Ñ)	7,100	23
Federal National Mortgage Association	12,200	83
Fifth Third Bancorp (Ñ)	6,200	98
Franklin Resources, Inc.	1,700	178
Freddie Mac (Ñ)	7,900	36
Goldman Sachs Group, Inc. (The)	5,700	935
Hartford Financial Services Group, Inc.	3,200	202
Host Hotels & Resorts, Inc. (ö)(Ñ)	30,354	434
HSBC Holdings PLC - ADR (Ñ)	10,245	806
Janus Capital Group, Inc. (Ñ)	28,787	776
JPMorgan Chase & Co.	59,034	2,272
Keycorp (Ñ)	5,100	61
Lehman Brothers Holdings, Inc. (Ñ)	8,400	135
Liberty Media Corp. - Capital Series A (Æ)	1,201	20
M&T Bank Corp. (Ñ)	1,300	93
Marsh & McLennan Cos., Inc.	9,000	287
Marshall & Ilsley Corp. (Ñ)	2,900	45
Merrill Lynch & Co., Inc.	14,200	403

	Principal Amount ($) or Shares	Market Value $
MetLife, Inc.	11,600	629
Moody's Corp. (Ñ)	4,000	163
Morgan Stanley	13,100	535
National City Corp. (Ñ)	6,400	32
Northern Trust Corp.	3,100	249
Plum Creek Timber Co., Inc. (ö)(Ñ)	2,400	119
PNC Financial Services Group, Inc.	4,100	295
Potlatch Corp. (ö)(Ñ)	10,700	500
Principal Financial Group, Inc. (Ñ)	2,500	114
Progressive Corp. (The)	9,600	177
Prologis (ö)(Ñ)	3,200	138
Prudential Financial, Inc.	7,600	560
Regions Financial Corp. (Ñ)	10,442	97
Simon Property Group, Inc. (ö)(Ñ)	3,100	294
SLM Corp. (Æ)	6,300	104
Sovereign Bancorp, Inc.	6,245	60
SunTrust Banks, Inc.	3,900	163
Travelers Cos., Inc. (The)	24,883	1,099
US Bancorp	23,912	762
Vornado Realty Trust (ö)(Ñ)	2,000	199
Wachovia Corp. (Ñ)	31,819	506
Washington Mutual, Inc. (Ñ)	11,550	47
Wells Fargo & Co. (Ñ)	56,700	1,716
		25,506
Health Care - 11.3%
Abbott Laboratories	25,400	1,459
Aetna, Inc.	8,000	345
Allergan, Inc.	4,200	235
Allied Healthcare Products (Æ)	700	4
Amgen, Inc. (Æ)	19,872	1,249
Baxter International, Inc.	20,536	1,392
Biogen Idec, Inc. (Æ)	4,800	244
Boston Scientific Corp. (Æ)	15,263	192
Bristol-Myers Squibb Co.	26,000	555
Cardinal Health, Inc.	4,000	220
Cigna Corp.	4,500	188
Coventry Health Care, Inc. (Æ)	2,100	74
Covidien, Ltd.	9,175	496
Edwards Lifesciences Corp. (Æ)(Ñ)	7,733	458
Eli Lilly & Co.	17,200	802
Express Scripts, Inc. Class A (Æ)	4,600	338
Forest Laboratories, Inc. (Æ)	4,400	157
Genzyme Corp. (Æ)	3,800	298
Gilead Sciences, Inc. (Æ)	13,600	716
Humana, Inc. (Æ)	2,200	102
Invitrogen Corp. (Æ)(Ñ)	10,824	460
Johnson & Johnson	37,100	2,613
McKesson Corp.	4,600	266
Medco Health Solutions, Inc. (Æ)	10,124	474
Medtronic, Inc. (Ñ)	18,500	1,010
Merck & Co., Inc.	48,656	1,736

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Schedule of Investments, continued — August 31, 2008

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
PerkinElmer, Inc.	11,700	332
Pfizer, Inc.	95,345	1,822
Schering-Plough Corp.	38,300	743
St. Jude Medical, Inc. (Æ)	5,200	238
STERIS Corp.	11,691	430
Stryker Corp.	3,200	215
Thermo Fisher Scientific, Inc. (Æ)	11,200	678
UnitedHealth Group, Inc.	22,100	673
WellPoint, Inc. (Æ)	8,500	449
Wyeth	16,300	705
Zimmer Holdings, Inc. (Æ)	3,370	244
		22,612
Industrials - 16.3%
3M Co.	19,600	1,403
Actuant Corp. Class A	7,800	246
Alaska Air Group, Inc. (Æ)(Ñ)	1,900	40
Allied Waste Industries, Inc. (Æ)	10,400	140
Ametek, Inc.	3,900	189
Arkansas Best Corp. (Ñ)	400	14
Avery Dennison Corp.	1,900	92
Avis Budget Group, Inc. (Æ)	1,800	14
Boeing Co.	16,400	1,075
Caterpillar, Inc.	16,921	1,197
Continental Airlines, Inc. Class B (Æ)(Ñ)	3,300	54
Cooper Industries, Ltd. Class A	3,100	148
CSX Corp.	10,000	647
Cummins, Inc.	3,600	235
Danaher Corp.	12,700	1,036
Deere & Co.	11,000	776
Dover Corp.	13,200	652
Eaton Corp.	7,800	571
Emerson Electric Co.	29,000	1,357
Energy Conversion Devices, Inc. (Æ)	4,700	353
FedEx Corp.	3,100	257
Foster Wheeler, Ltd. (Æ)	200	10
Gardner Denver, Inc. (Æ)	800	36
General Dynamics Corp.	11,910	1,099
General Electric Co.	195,921	5,505
Goodrich Corp.	2,200	113
Hexcel Corp. (Æ)(Ñ)	2,600	54
HNI Corp. (Ñ)	900	21
Honeywell International, Inc.	20,362	1,022
Illinois Tool Works, Inc.	19,008	943
Ingersoll-Rand Co., Ltd. Class A	5,898	218
Kansas City Southern (Æ)	8,550	440
Katy Industries, Inc. (Æ)	5,900	10
L-3 Communications Holdings, Inc.	4,800	499
Lockheed Martin Corp.	6,119	712
Manitowoc Co., Inc. (The)	2,300	58
Manpower, Inc.	6,300	303
Masco Corp. (Ñ)	18,800	358

	Principal Amount ($) or Shares	Market Value $
Norfolk Southern Corp.	12,800	941
Northrop Grumman Corp.	10,496	723
PACCAR, Inc. (Ñ)	14,175	610
Parker Hannifin Corp.	3,000	192
Precision Castparts Corp.	2,500	258
Raytheon Co.	11,500	690
Rockwell Automation, Inc.	4,200	198
Rockwell Collins, Inc.	2,200	116
RR Donnelley & Sons Co.	12,300	343
Ryder System, Inc.	7,500	484
Siemens AG - ADR	2,700	294
Southwest Airlines Co.	28,225	430
Tecumseh Products Co. Class A (Æ)	3,800	100
Terex Corp. (Æ)	1,800	90
Textron, Inc.	4,400	181
Toro Co. (Ñ)	2,300	94
Tyco International, Ltd.	9,175	393
UAL Corp. (Ñ)	1,200	13
Union Pacific Corp.	14,400	1,208
United Parcel Service, Inc. Class B	19,514	1,251
United Technologies Corp.	20,600	1,351
US Airways Group, Inc. (Æ)	2,300	20
Waste Management, Inc.	18,818	662
Watts Water Technologies, Inc. Class A (Ñ)	400	11
YRC Worldwide, Inc. (Æ)(Ñ)	200	4
		32,554
Information Technology - 15.1%
Adobe Systems, Inc. (Æ)	8,200	351
Advanced Micro Devices, Inc. (Æ)(Ñ)	8,100	51
Agilent Technologies, Inc. (Æ)	4,142	144
Amphenol Corp. Class A	15,400	732
Analog Devices, Inc.	6,800	190
Apple, Inc. (Æ)	14,800	2,509
Applied Biosystems, Inc.	15,135	552
Applied Materials, Inc.	20,600	369
Autodesk, Inc. (Æ)	3,000	107
Automatic Data Processing, Inc.	6,900	306
Axcelis Technologies, Inc. (Æ)	28,200	133
Broadcom Corp. Class A (Æ)	5,850	141
CA, Inc.	4,700	112
Cisco Systems, Inc. (Æ)	79,400	1,910
Computer Sciences Corp. (Æ)	10,845	510
Corning, Inc.	24,400	501
Dell, Inc. (Æ)	38,300	832
Diebold, Inc.	14,500	575
eBay, Inc. (Æ)	19,500	486
Electronic Arts, Inc. (Æ)	5,000	244
EMC Corp. (Æ)	30,000	458
Google, Inc. Class A (Æ)	3,000	1,390
Hewlett-Packard Co.	47,132	2,212
Intel Corp.	75,600	1,729
International Business Machines Corp.	20,500	2,496
KLA-Tencor Corp. (Ñ)	2,500	93
Micron Technology, Inc. (Æ)(Ñ)	13,500	57

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Schedule of Investments, continued — August 31, 2008

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Microsoft Corp.	167,000	4,557
Motorola, Inc.	39,700	374
National Semiconductor Corp.	5,600	120
NetApp, Inc. (Æ)(Ñ)	4,900	125
Oracle Corp. (Æ)	65,749	1,442
Paychex, Inc.	4,300	147
QUALCOMM, Inc.	21,200	1,116
Quantum Corp. (Æ)(Ñ)	38,900	69
Seagate Technology	8,600	128
Sun Microsystems, Inc. (Æ)	11,150	100
Symantec Corp. (Æ)	17,345	387
Texas Instruments, Inc.	27,100	664
Total System Services, Inc.	2,032	41
Tyco Electronics, Ltd.	9,175	302
Western Union Co. (The)	8,736	241
Xerox Corp.	44,500	620
Xilinx, Inc.	7,000	182
Yahoo!, Inc. (Æ)	21,100	409
		30,214
Materials - 2.9%
Air Products & Chemicals, Inc.	6,000	551
Alcoa, Inc.	14,800	476
Allegheny Technologies, Inc. (Ñ)	3,100	152
AngloGold Ashanti, Ltd. - ADR	400	11
Ashland, Inc.	1,000	41
Ball Corp.	1,700	78
Bemis Co., Inc.	1,800	50
Brush Engineered Materials, Inc. (Æ)(Ñ)	1,000	29
Chemtura Corp.	1,900	12
Dow Chemical Co. (The)	22,888	781
Ecolab, Inc.	3,100	142
EI Du Pont de Nemours & Co. (Ñ)	5,200	231
Freeport-McMoRan Copper & Gold, Inc. Class B (Ñ)	1,876	168
Hercules, Inc.	2,000	43
International Paper Co. (Ñ)	11,473	310
Martin Marietta Materials, Inc. (Ñ)	3,700	418
MeadWestvaco Corp.	3,000	79
Monsanto Co.	4,200	480
Newmont Mining Corp.	5,100	230
PPG Industries, Inc. (Ñ)	2,900	182
Rohm & Haas Co.	7,236	543
Sigma-Aldrich Corp.	2,300	131
Temple-Inland, Inc. (Ñ)	8,600	144
Vulcan Materials Co. (Ñ)	3,400	254
Weyerhaeuser Co.	6,303	350
		5,886
Telecommunication Services - 3.3%
AT&T, Inc.	118,581	3,793
Embarq Corp.	2,559	121

	Principal Amount ($) or Shares	Market Value $
Qwest Communications International, Inc. (Ñ)	25,000	95
Sprint Nextel Corp.	39,389	343
Verizon Communications, Inc.	63,772	2,240
		6,592
Utilities - 2.4%
AES Corp. (The) (Æ)	11,000	168
Ameren Corp.	3,000	126
American Electric Power Co., Inc.	5,300	207
Constellation Energy Group, Inc.	3,000	200
Dominion Resources, Inc.	10,600	461
Duke Energy Corp.	14,596	255
Edison International	5,500	253
Entergy Corp.	2,200	227
Exelon Corp.	11,300	858
FirstEnergy Corp.	4,200	305
FPL Group, Inc.	5,100	306
PG&E Corp. (Ñ)	5,800	240
PPL Corp.	6,400	280
Public Service Enterprise Group, Inc.	8,400	342
Sempra Energy	4,100	238
Southern Co. (Ñ)	11,200	420
		4,886
Total Common Stocks (cost $174,067)		194,825
Short-Term Investments - 2.4%
AIM Short Term Investment Prime Portfolio	4,356,109	4,356
American Beacon Money Market Fund	105,385	105
United States Treasury Bills (ç)(ÿ)(§) 1.909% due 09/11/08	353	353
Total Short-Term Investments (cost $4,814)		4,814
Other Securities - 7.4%
State Street Navigator Securities Prime Lending Portfolio (d)	14,797,264	14,797
Total Other Securities (cost $14,797)		14,797
Total Investments - 107.2% (identified cost $193,678)		214,436
Other Assets and Liabilities, Net - (7.2%)		(14,485)
Net Assets - 100.0%		199,951

See accompanying notes which are an integral part of the financial statements.

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Schedule of Investments, continued — August 31, 2008

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciaion (Depreciation) $
Long Positions
S&P 500 Index (CME)	15	USD	4,810	09/08	(289)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					(289)

Presentation of Portfolio Holdings — August 31, 2008

Categories	% of Net Assets
Consumer Discretionary	9.6
Consumer Staples	10.7
Energy	13.0
Financials	12.8
Health Care	11.3
Industrials	16.3
Information Technology	15.1
Materials	2.9
Telecommunications Services	3.3
Utilities	2.4
Short-Term Investments	2.4
Other Securities	7.4
Total Investments	107.2
Other Assets and Liabilities, Net	(7.2)
100.0
Futures Contracts	(0.1)

See accompanying notes which are an integral part of the financial statements.

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SSgA

Concentrated Growth Opportunities Fund

Portfolio Management Discussion and Analysis — August 31, 2008 (Unaudited)

Objective:  The Fund seeks long-term capital appreciation by investing in equity securities.

Invests in:  U.S. equity securities.

Strategy:  The Fund's investment strategy seeks to find companies with above-average earnings growth and profitability, exhibiting sustainable competitive advantages.

Concentrated Growth Opportunites Fund

Period Ended 08/31/08	Total Return
1 Year	(13.93)%
Inception	1.19	%+

Russell 1000® Growth Index#

Period Ended 08/31/08	Total Return
1 Year	(6.77)%
Inception	4.59	%+

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssgafunds.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The gross expense ratio for the Concentrated Growth Opportunities Fund as stated in the Fees and Expenses table of the prospectus dated December 18, 2007 is 1.60%.

See related Notes on page 50.

Concentrated Growth Opportunities Fund
49

SSgA

Concentrated Growth Opportunities Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2008 (Unaudited)

How did the Fund's performance over the past 12 months compare to its benchmark?

For the twelve months ended August 31, 2008, the SSgA Concentrated Growth Opportunities Fund (the "Fund") returned -13.93% (assuming reinvestment of dividends and distributions) versus the -6.77% return of the Russell 1000® Growth Index (the "Index"). The Fund's performance includes operating expenses, whereas the Index is unmanaged and Index returns do not include expenses of any kind. Indexes cannot be invested in directly and the Index returns reflect all items of income, gain and loss, and the reinvestment of dividends and other income for the securities included in the Index.

Please explain what contributed most and least to the Fund's performance during the previous 12 months.

The Fund's performance over the twelve months ended August 31, 2008 was mainly attributable to poor stock selection in the information technology and consumer staples sectors. Specifically, Sandisk and Broadcom were among the weaker performers not only in the information technology sector but in the Fund overall. Walgreen's was the poorest performing consumer staples holding in the Fund. The Fund's underweight allocation to the energy sector versus the Index also led to the Fund's underperformance. Positive performance came from stock selection in the industrials sector as holdings such as Joy Global and Ametek did well for the Fund. Individual stock contribution from Monsanto was also strong for the year due to soaring demand for its agricultural products and services.

How did the market conditions and the investment strategies and techniques employed during the previous 12 months impact the Fund's performance?

Market conditions over the previous twelve months did not provide the optimal scenario for the Fund to outperform the Index. Extreme volatility in the market made it difficult for the Fund which employs a relatively low turnover strategy with investments in higher quality companies that are able to grow their earnings consistently over time even under difficult economic conditions.

The market volatility was caused by two primary conditions affecting the economy over the course of the fiscal year. The first was the increase in crude oil prices. Although no one can be certain how much speculation played a part in increasing oil prices, demand from developing economies such as China and India played a big role in price increase. The other main contributing condition was the housing market and the effect that it had upon the U.S. consumer. Specifically, the meltdown of the housing market and the accompanying financial implosions severely limited consumer confidence. Couple that with the fact that labor markets began to soften during the late spring, and the consumer confidence index plunged in June to its lowest level since 1980 and was among the lowest readings during the post World War II period. In response to the dislocations in the financial markets, the Federal Reserve Bank Board of Governors lowered its key interest rate from 5.25% to 2.00% in the quickest move in its history.

The questions over the global economy, the U.S. consumer, and the stability of the financial markets will continue to cause investors concern. However, the Fund is able to invest in positions of companies that the Advisor believes should be able to grow their earnings even during these trying times. The Fund will continue to focus on finding high quality companies that can provide sustainable growth and superior return potential during an uncertain economic and market environment.

Notes: The following notes relate to the Growth of $10,000 graph and tables on page 49.

  *  Effective June 1, 2007, the Large Cap Growth Opportunities Fund changed its name to the Concentrated Growth Opportunities Fund. The Fund commenced operations on March 30, 2004. Index comparison also began on March 30, 2004.

  #  The Russell 1000® Growth Index is trademark of the Russell Investment Group. RussellTM is a trademark of the Russell Investment Company. The Russell 1000® Growth Index is unmanaged, and cannot be invested in directly and is constructed to provide a comprehensive and unbiased barometer of the large-cap growth market. It offers investors access to the large-cap growth segment of the US equity universe.

  +  Annualized.

Performance data reflects an expense limitation currently in effect, without which returns would have been lower.

Concentrated Growth Opportunities Fund
50

SSgA

Concentrated Growth Opportunities Fund

Shareholder Expense Example, — August 31, 2008 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated which for this Fund is from March 1, 2008 to August 31, 2008.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2008	$1,000.00	$1,000.00
Ending Account Value August 31, 2008	$932.40	$1,019.61
Expenses Paid During Period *	$5.34	$5.58

* Expenses are equal to the Fund's expense ratio of 1.10% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

Concentrated Growth Opportunities Fund
51

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SSgA

Concentrated Growth Opportunities Fund

Schedule of Investments — August 31, 2008

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 98.2%
Consumer Discretionary - 5.2%
Home Depot, Inc.	6,515	177
J Crew Group, Inc. (Æ)	4,682	123
		300
Consumer Staples - 11.1%
CVS Caremark Corp.	6,862	251
Energizer Holdings, Inc. (Æ)	2,470	210
Walgreen Co.	4,805	175
		636
Energy - 11.0%
Cameron International Corp. (Æ)	3,241	151
Halliburton Co.	4,836	213
Occidental Petroleum Corp.	3,330	264
		628
Financials - 2.0%
Goldman Sachs Group, Inc. (The)	715	117
Health Care - 17.1%
Baxter International, Inc.	4,783	324
Medtronic, Inc.	6,370	348
Psychiatric Solutions, Inc. (Æ)	4,023	152
UnitedHealth Group, Inc.	5,074	154
		978
Industrials - 13.1%
ABB, Ltd. - ADR	6,705	165
Ametek, Inc.	4,470	217
First Solar, Inc. (Æ)	413	114
United Technologies Corp.	3,889	255
		751
Information Technology - 26.4%
Apple, Inc. (Æ)	1,833	311
Cisco Systems, Inc. (Æ)	14,718	354
Corning, Inc.	9,991	205
Google, Inc. Class A (Æ)	715	331
Salesforce.com, Inc. (Æ)	1,596	90
Visa, Inc.	2,928	222
		1,513
Materials - 8.7%
Freeport-McMoRan Copper & Gold, Inc. Class B	2,179	194
Monsanto Co.	1,620	185
Nalco Holding Co.	5,275	121
		500

	Principal Amount ($) or Shares	Market Value $
Telecommunication Services - 3.6%
American Tower Corp. Class A (Æ)	4,928	204
Total Common Stocks (cost $5,140)		5,627
Short-Term Investments - 2.1%
SSgA Prime Money Market Fund	120,791	121
Total Short-Term Investments (cost $121)		121
Total Investments - 100.3% (identified cost $5,261)		5,748
Other Assets and Liabilities, Net - (0.3%)		(16)
Net Assets - 100.0%		5,732

See accompanying notes which are an integral part of the financial statements.

Concentrated Growth Opportunities Fund

SSgA

Concentrated Growth Opportunities Fund

Presentation of Portfolio Holdings — August 31, 2008

Categories	% of Net Assets
Consumer Discretionary	5.2
Consumer Staples	11.1
Energy	11.0
Financials	2.0
Health Care	17.1
Industrials	13.1
Information Technology	26.4
Materials	8.7
Telecommunication Services	3.6
Short-Term Investments	2.1
Total Investments	100.3
Other Assets and Liabilities, Net	(0.3)
100.0

See accompanying notes which are an integral part of the financial statements.

Concentrated Growth Opportunities Fund

SSgA

Large Cap Value Fund

Portfolio Management Discussion and Analysis — August 31, 2008 (Unaudited)

Objective:  The Fund seeks long-term capital appreciation by investing primarily in equity securities that are believed to be undervalued and that offer above-average potential for capital appreciation.

Invests in:  U.S. equity securities.

Strategy:  The Fund's investment strategy uses a quantitative approach to investment management, designed to uncover equity securities that are undervalued relative to their peers.

Large Cap Value Fund

Period Ended 08/31/08	Total Return
1 Year	(15.61)%
Inception	4.74	%+

Russell 1000® Value Index#

Period Ended 08/31/08	Total Return
1 Year	(14.66)%
Inception	6.02	%+

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssgafunds.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The gross expense ratio for the Large Cap Value Fund as stated in the Fees and Expenses table of the prospectus dated December 18, 2007 is 1.73%.

See related Notes on page 57.

Large Cap Value Fund

SSgA

Large Cap Value Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2008 (Unaudited)

How did the Fund's performance over the past 12 months compare to its benchmark?

For the twelve months ended August 31, 2008, the SSgA Large Cap Value Fund (the "Fund") returned -15.61% (assuming reinvestment of dividends and distributions) versus the -14.66% return of the Russell 1000® Value Index (the "Index"). The Fund's performance includes operating expenses, whereas the Index is unmanaged and Index returns do not include expenses of any kind. Indexes cannot be invested in directly and the Index returns reflect all items of income, gain and loss, and the reinvestment of dividends and other income for the securities included in the Index.

Please explain what contributed most and least to the Fund's performance during the previous 12 months.

Returns in the Fund for the twelve months ended August 31, 2008, were driven by stock selection decisions. The Fund outperformed in four out of ten sectors. Stock selection was particularly strong within the financials, consumer discretionary, and information technology sectors. The financial sector was negatively impacted by the headwinds of the credit markets. The Fund benefited from an underweight position in AIG and the lack of a position in Fannie Mae. Overweight positions in McDonalds and AutoZone boosted the consumer discretionary sector. Finally, an overweight position in Apple, which benefited from demand within its iPhone and Mac franchises, helped solidify gains in the information technology sector.

However, unfavorable stock selection in health care, consumer staples, and industrials detracted from performance and more than offset the gains mentioned above. Health care was led lower by an overweight position in Wellcare Health Plans as a fraud investigation by the US Government sank the stock. Consumer staples lagged with overweight positions in several firms including grocery retailer SUPERVALU and beer, wine, and spirits maker Constellation Brands pressuring results. Finally, the industrial sector was hurt by overweight positions in construction and engineering firm Foster-Wheeler and electrical equipment maker Thomas & Betts.

How did the market conditions and the investment strategies and techniques employed during the previous 12 months impact the Fund's performance?

The Fund employs a core, risk-managed investment methodology that derives excess returns relative to the benchmark entirely from individual stock allocations versus specific sector, style or thematic biases. Consequently, the Fund does not rely upon broader market returns to drive performance from period to period. Further, the Fund's investment approach selects stocks based on valuation, quality and sentiment. Specifically, the Fund seeks to own high quality stocks with strong cash flow available to sustain future growth, those that are inexpensive on a price-to-earnings basis, as well as those with favorable growth prospects.

The year ended August 31, 2008, was a challenging year for US equity strategies. The sub-prime related credit crisis that forced many investors to raise liquidity due to losses in their fixed income portfolios and/or changes to their risk budgets, shocked quantitative equity strategies in November 2007. The turn of the calendar into 2008 unleashed a fresh burst of profit-taking, a move that reached its lowest point with the unwinding of rogue trading positions at a major French bank in mid-January. The disarray was great enough to prompt an inter-meeting rate cut from the Federal Reserve Bank Board of Governors, and once again equity markets attempted to rebuild their sense of equilibrium. By mid-March, the complexity and illiquidity of many long-term mortgage assets made reasonable transactions all but impossible, and the major Wall Street house of Bear Stearns could no longer fund its own business and had no choice but to sell to JP Morgan at the price of $10 per share.

The second quarter opened on a hopeful note, with official liquidity facilities providing succor to financial institutions and credit markets stabilizing in the wake of the Bear Stearns merger into JP Morgan. The inexorable upward march of crude oil prices, which saw double-digit gains in both April and May, exacerbated inflation concerns as summer approached.

At the onset of the second half of 2008, prospects for moderating summer heat initiated a steep correction in US natural gas prices. The downturn spread quickly to other

Large Cap Value Fund

SSgA

Large Cap Value Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2008 (Unaudited)

commodities at mid-month, when testimony from Federal Reserve Chairman Ben Bernanke indicated a less robust assessment of U.S. economic growth. Further concerns over U.S. housing caused increasing concerns for beleaguered U.S. mortgage agencies. Heightened fears that Fannie Mae and Freddie Mac were heading towards insolvency prompted a swift official response. The U.S. Treasury proposed formal financial backstops for the agencies. The firm indication of U.S. support for Fannie Mae and Freddie Mac, together with a U.S. Securities and Exchange Commission order intended to curb short sales in several key financial stocks, sparked a vicious rally in shares of banks and brokers.

The rebound in financials did not recover the losses that the sector suffered in the first half. Moreover, newly developing weakness in 2008 winners, like energy, materials, and utility shares, prevented many broad equity averages from ending July with a positive return.

As we moved into August 2008, commodity prices remained on the defensive. Paced by a refreshing burst of interest in consumer stocks, most US stocks held well above their July lows throughout August.

The Fund is challenged during economic inflection points when analysts change their company earnings estimates to reflect a change in the macroeconomic environment, as the Fund's models typically do not react immediately to this fundamental change and adjust accordingly. The previous 12 months have been especially turbulent as investors have been trying to assess the future economic prospects.

Notes: The following notes relate to the Growth of $10,000 graph and tables on page 55.

  *  The Fund commenced operations on March 30, 2004. Index comparison also began on March 30, 2004.

  #  The Russell 1000® Value Index is trademark of the Russell Investment Group. RussellTM is a trademark of the Russell Investment Group. The Russell 1000® Value Index is unmanaged, cannot be invested in directly and is constructed to provide a comprehensive and unbiased barometer of the large-cap value market. It offers investors access to the large-cap value segment of the US equity universe.

  +  Annualized.

Performance data reflects an expense limitation currently in effect, without which returns would have been lower.

Large Cap Value Fund

SSgA

Large Cap Value Fund

Shareholder Expense Example, — August 31, 2008 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated which for this Fund is from March 1, 2008 to August 31, 2008.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2008	$1,000.00	$1,000.00
Ending Account Value August 31, 2008	$935.40	$1,019.61
Expenses Paid During Period *	$5.35	$5.58

* Expenses are equal to the Fund's expense ratio of 1.10% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

Large Cap Value Fund

SSgA

Large Cap Value Fund

Schedule of Investments — August 31, 2008

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 100.6%
Consumer Discretionary - 8.3%
Autozone, Inc. (Æ)	436	60
Big Lots, Inc. (Æ)	2,191	65
DIRECTV Group, Inc. (The) (Æ)	1,605	45
Gap, Inc. (The)	2,413	47
McDonald's Corp.	1,157	72
NVR, Inc. (Æ)	87	52
Time Warner, Inc.	1,011	16
Warnaco Group, Inc. (The) (Æ)	753	39
		396
Consumer Staples - 8.9%
Altria Group, Inc.	1,515	32
Bunge, Ltd.	413	37
Church & Dwight Co., Inc.	319	20
Fresh Del Monte Produce, Inc. (Æ)	1,311	31
Herbalife, Ltd.	884	42
Philip Morris International, Inc.	1,290	69
Procter & Gamble Co.	1,324	92
SUPERVALU, Inc.	1,509	35
Wal-Mart Stores, Inc.	1,140	67
		425
Energy - 16.5%
Apache Corp.	656	75
Chevron Corp.	1,811	156
Cimarex Energy Co.	327	18
ConocoPhillips	1,859	154
Devon Energy Corp.	393	40
Exxon Mobil Corp.	3,766	301
Valero Energy Corp.	1,164	41
		785
Financials - 23.6%
Allied World Assurance Co. Holdings, Ltd.	1,001	39
Arch Capital Group, Ltd. (Æ)	739	52
Aspen Insurance Holdings, Ltd.	1,069	29
Axis Capital Holdings, Ltd.	1,155	39
Bank of America Corp.	3,564	111
Bank of Hawaii Corp.	644	34
Bank of New York Mellon Corp. (The)	1,431	50
Boston Properties, Inc. (ö)	480	49
Chubb Corp.	1,277	61
Citigroup, Inc.	897	17
Discover Financial Services	4,698	77
Goldman Sachs Group, Inc. (The)	404	66
Hudson City Bancorp, Inc.	965	18
Janus Capital Group, Inc.	860	23
JPMorgan Chase & Co.	3,990	154

	Principal Amount ($) or Shares	Market Value $
Knight Capital Group, Inc. Class A (Æ)	3,079	53
Liberty Media Corp. - Capital Series A (Æ)	1,616	26
Northern Trust Corp.	941	76
Platinum Underwriters Holdings, Ltd.	1,369	49
Senior Housing Properties Trust (ö)	1,500	32
Wells Fargo & Co.	2,355	71
		1,126
Health Care - 11.8%
AMERIGROUP Corp. (Æ)	763	20
Invitrogen Corp. (Æ)	502	21
Johnson & Johnson	1,844	130
Martek Biosciences Corp. (Æ)	557	19
Merck & Co., Inc.	1,837	65
Omnicare, Inc.	1,033	33
Owens & Minor, Inc.	563	26
Pfizer, Inc.	6,649	127
Quest Diagnostics, Inc.	756	41
Thermo Fisher Scientific, Inc. (Æ)	609	37
Universal Health Services, Inc. Class B	664	41
		560
Industrials - 12.1%
Acuity Brands, Inc.	371	16
Caterpillar, Inc.	917	65
EMCOR Group, Inc. (Æ)	1,802	61
Foster Wheeler, Ltd. (Æ)	873	43
Gardner Denver, Inc. (Æ)	874	40
General Electric Co.	5,258	148
GrafTech International, Ltd. (Æ)	2,287	47
L-3 Communications Holdings, Inc.	198	21
Lockheed Martin Corp.	389	45
United Rentals, Inc. (Æ)	2,418	39
Watson Wyatt Worldwide, Inc. Class A	564	33
WESCO International, Inc. (Æ)	517	20
		578
Information Technology - 7.8%
Affiliated Computer Services, Inc. Class A (Æ)	1,094	58
Hewitt Associates, Inc. Class A (Æ)	384	15
International Business Machines Corp.	472	58
Lexmark International, Inc. Class A (Æ)	1,396	50
Oracle Corp. (Æ)	911	20
SAIC, Inc. (Æ)	1,502	30
Symantec Corp. (Æ)	3,057	68
Western Union Co. (The)	2,518	70
		369

Large Cap Value Fund

SSgA

Large Cap Value Fund

Schedule of Investments, continued — August 31, 2008

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Materials - 2.9%
CF Industries Holdings, Inc.	329	50
Freeport-McMoRan Copper & Gold, Inc. Class B	594	53
Reliance Steel & Aluminum Co.	581	33
		136
Telecommunication Services - 4.1%
AT&T, Inc.	3,572	114
Verizon Communications, Inc.	2,281	80
		194
Utilities - 4.6%
American Electric Power Co., Inc.	1,142	45
Dominion Resources, Inc.	2,084	91
Edison International	1,853	85
		221
Total Common Stocks (cost $4,522)		4,790

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 0.8%
SSgA Prime Money Market Fund	38,911	39
Total Short-Term Investments (cost $39)		39
Total Investments - 101.4% (identified cost $4,561)		4,829
Other Assets and Liabilities, Net - (1.4%)		(67)
Net Assets - 100.0%		4,762

Presentation of Portfolio Holdings — August 31, 2008

Categories	% of Net Assets
Consumer Discretionary	8.3
Consumer Staples	8.9
Energy	16.5
Financials	23.6
Health Care	11.8
Industrials	12.1
Information Technology	7.8
Materials	2.9
Telecommunication Services	4.1
Utilities	4.6
Short-Term Investments	0.8
Total Investments	101.4
Other Assets and Liabilities, Net	(1.4)
100.0

See accompanying notes which are an integral part of the financial statements.

Large Cap Value Fund

SSgA

Enhanced Small Cap Fund

Portfolio Management Discussion and Analysis — August 31, 2008 (Unaudited)

Objective:  The Fund seeks to maximize total return through investment primarily in small capitalization equity securities.

Invests in:  At least 80% of total assets will be invested in small capitalization equity securities, such as common stocks, issued by companies with a market capitalization less than or equal to the largest capitalization stock in the Russell 2000® Index.

Strategy:  The Fund attempts to create a portfolio with similar characteristics to the benchmark with potential to provide excess returns by allowing the fund to hold a portion, but not all of the securities in the Russell 2000 Index.

Enhanced Small Cap Fund

Period Ended 08/31/08	Total Return
1 Year	(11.54)%
Inception	3.61	%+

Russell 2000® Index#

Period Ended 08/31/08	Total Return
1 Year	(5.48)%
Inception	6.62	%+

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssgafunds.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The gross expense ratio for the Enhanced Small Cap Fund as stated in the Fees and Expenses table of the prospectus dated December 18, 2007 is 1.15%.

See related Notes on page 63.

Enhanced Small Cap Fund

SSgA

Enhanced Small Cap Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2008 (Unaudited)

How did the Fund's performance over the past 12 months compare to its benchmark?

For the twelve months ended August 31, 2008, the SSgA Enhanced Small Cap Fund (the "Fund") returned -11.54% (assuming reinvestment of dividends and distributions) versus the -5.48% return of the Russell 2000® Index (the "Index"). The Fund's performance includes operating expenses, whereas the Index is unmanaged and Index returns do not include expenses of any kind. Indexes cannot be invested in directly and the Index returns reflect all items of income, gain and loss, and the reinvestment of dividends and other income for the securities included in the Index.

Please explain what contributed most and least to the Fund's performance during the previous 12 months.

The Fund is a small capitalization Fund which maintains size, style, and beta characteristics similar to those of the benchmark. A quantitative process is used to rank stocks on a nightly basis. The Fund is currently diversified with approximately 705 securities, and security over and underweight positions are limited to 0.50% relative to the benchmark. As a result, no single stock position should have a significant impact on the Fund's performance.

The best performing sectors over the past year in the Fund were energy, basic materials, and healthcare. At the industry level, railroads, energy reserves and production, and chemicals posted the highest returns. The individual stocks posting the best returns were CF Industries Holdings Inc., Terra Industries Inc., and Petrohawk Energy Corp.

On a relative basis, the industry positions that benefited the Fund most were the underweight positions to hotels and gold and the overweight positions to energy reserves and production. Stock selection was most effective in clothing stores, medical products and supplies, and food & beverage. Within clothing stores, the Fund's overweight positions to Aeropostale Inc. and Buckle Inc. added the most value. Overweights to Bruker Corp. and STERIS Corp. contributed the most within the medical products and supplies industry. An overweight position to Cal-Maine Foods Inc. and an underweight position to Pilgrim's Pride Corp. added the most value in the food & beverage industry.

The worst performing sectors in the Fund were consumer services, consumer cyclicals, and telecommunications. The industries posting the lowest returns were oil refining, consumer durables, and entertainment. At the stock level, positions in Tempur-Pedic International Inc., Citizens Republic Bancorp Inc., and FelCor Lodging Trust Inc. detracted the most from absolute returns.

On a relative basis, the industry positions that detracted the most from performance were the overweight positions to motor vehicle and parts, publishing, and media. The Fund had the most difficulty picking stocks within the real estate investment trust, electronic equipment, and industrial services industries. Overweight positions to FelCor Lodging Trust Inc. and Pennsylvania Real Estate Investment Trust detracted the most value among real estate investment trusts stocks. Overweight positions to Novatel Wireless Inc. and Arris Group Inc. negatively impacted performance in the electronic equipment industry. Overweights to Heidrick and Struggles International Inc. and Spherion Corp. hurt the Fund the most within the industrial services industry.

How did the market conditions and the investment strategies and techniques employed during the previous 12 months impact the Fund's performance?

Deteriorating news from the housing market, a wave of write-downs at financial firms, and a surge in commodity prices brought a challenging market in 2007 to a close. In 2008, U.S. equities fell during the first three months of the year, as tightened lending conditions raised the cost of funds for corporate borrowers and higher prices for basic goods threatened to dampen economic growth. Companies whose fortunes depend heavily on financial leverage suffered mightily and equity valuations were pressured lower across the board. Equity markets began the second half of 2008 much the same way it ended the first half. Waning confidence in the growth outlook, fresh records in

Enhanced Small Cap Fund

SSgA

Enhanced Small Cap Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2008 (Unaudited)

energy prices, and persistent uncertainty about the losses propagating through the financial sector prompted equity selling. However, heightened fears that Fannie Mae and Freddie Mac were heading towards insolvency prompted a swift official response by the U.S. Treasury which provided formal financial support for the agencies. This move, coupled with an SEC order to limit short sales in certain financial stocks and a drop in energy and grain prices, sparked an equity rally led by shares of banks and brokers.

Over the period, investors strongly favored growth stocks over value stocks. In aggregate, the Fund's stock selection techniques that focus on identifying companies with superior earnings growth potential and that are exhibiting positive price momentum added the most value. As market perspective shifted away from value stocks, the Fund's value model, whose preference is towards stocks that are undervalued and generating strong cash flow, performed negatively.

Notes: The following notes relate to the Growth of $10,000 graph and tables on page 61.

  *  The Fund commenced operations on March 22, 2005. Index comparison also began on March 22, 2005.

  #  The Russell 2000® Index is unmanaged and cannot be invested in directly. The index is composed of the 2,000 smallest securities in the Russell® 3000 Index, representing approximately 10% of the Russell 3000 total market capitalization. The index is widely regarded in the industry as the premier measure of small cap stocks.

  +  Annualized.

Performance data reflects an expense limitation currently in effect, without which returns would have been lower.

Enhanced Small Cap Fund

SSgA

Enhanced Small Cap Fund

Shareholder Expense Example — August 31, 2008 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated which for this Fund is from March 1, 2008 to August 31, 2008.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2008	$1,000.00	$1,000.00
Ending Account Value August 31, 2008	$1,042.70	$1,021.37
Expenses Paid During Period *	$3.85	$3.81

* Expenses are equal to the Fund's expense ratio of 0.75% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments — August 31, 2008

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 97.6%
Consumer Discretionary - 13.6%
1-800-FLOWERS.COM, Inc. Class A (Æ)	500	3
Aaron Rents, Inc.	3,200	91
Aeropostale, Inc. (Æ)	4,200	146
AFC Enterprises (Æ)	5,000	45
Ambassadors Group, Inc.	100	2
American Axle & Manufacturing Holdings, Inc.	3,400	16
American Greetings Corp. Class A	7,100	114
ATC Technology Corp. (Æ)	4,000	97
Bally Technologies, Inc. (Æ)	100	3
Blockbuster, Inc. Class A (Æ)	29,900	72
Blyth, Inc.	7,800	123
Bob Evans Farms, Inc.	1,600	45
Brown Shoe Co., Inc.	2,225	34
Buckle, Inc. (The)	1,750	91
California Pizza Kitchen, Inc. (Æ)	1,200	17
Callaway Golf Co.	4,100	56
Cardtronics, Inc. (Æ)	500	4
Carter's, Inc. (Æ)	5,100	94
Cato Corp. (The) Class A	3,400	60
CBRL Group, Inc.	2,000	52
CEC Entertainment, Inc. (Æ)	2,500	86
Champion Enterprises, Inc. (Æ)	3,200	16
Charlotte Russe Holding, Inc. (Æ)	2,900	34
Chico's FAS, Inc. (Æ)	700	4
Childrens Place Retail Stores, Inc. (The) (Æ)	400	17
Christopher & Banks Corp.	600	6
Citadel Broadcasting Corp. (Æ)	11,300	11
Citi Trends, Inc. (Æ)	200	4
Coinstar, Inc. (Æ)	2,400	79
Cooper Tire & Rubber Co.	4,600	44
Crown Media Holdings, Inc. Class A (Æ)	1,500	7
CSS Industries, Inc.	700	19
Dana Holding Corp. (Æ)	4,400	28
Denny's Corp. (Æ)	6,200	17
Domino's Pizza, Inc. (Æ)	4,800	64
Dress Barn, Inc. (Æ)	8,400	137
Einstein Noah Restaurant Group, Inc. (Æ)	900	11
FGX International Holdings, Ltd. (Æ)	500	6
Fossil, Inc. (Æ)	5,100	153
Fuel Systems Solutions, Inc. (Æ)	500	26
Furniture Brands International, Inc.	1,400	12
Gaiam, Inc. Class A (Æ)	1,700	22
Genesco, Inc. (Æ)	1,700	62
Global Sources, Ltd. (Æ)	700	7
Gymboree Corp. (Æ)	4,600	181
Hayes Lemmerz International, Inc. (Æ)	13,000	33
hhgregg, Inc. (Æ)	200	2

	Principal Amount ($) or Shares	Market Value $
Hooker Furniture Corp.	2,900	49
Hovnanian Enterprises, Inc. Class A (Æ)	3,800	27
Iconix Brand Group, Inc. (Æ)	900	12
Jack in the Box, Inc. (Æ)	100	2
Jackson Hewitt Tax Service, Inc.	2,200	38
Jakks Pacific, Inc. (Æ)	2,300	57
Jo-Ann Stores, Inc. (Æ)	3,600	90
JOS A Bank Clothiers, Inc. (Æ)	177	5
K-Swiss, Inc. Class A	400	7
Knology, Inc. (Æ)	6,500	66
Lear Corp. (Æ)	100	1
LIN TV Corp. Class A (Æ)	3,800	23
Lululemon Athletica, Inc. (Æ)	300	6
M/I Homes, Inc.	1,600	29
Maidenform Brands, Inc. (Æ)	4,200	63
Marvel Entertainment, Inc. (Æ)	1,900	64
Matthews International Corp. Class A	1,700	85
Mediacom Communications Corp. Class A (Æ)	11,400	96
Meritage Homes Corp. (Æ)	1,500	35
Midas, Inc. (Æ)	3,100	45
Move, Inc. (Æ)	9,500	26
National CineMedia, Inc.	500	6
National Presto Industries, Inc.	400	31
NetFlix, Inc. (Æ)	6,900	213
New York & Co., Inc. (Æ)	6,600	78
NutriSystem, Inc.	800	16
O'Charleys, Inc.	2,500	25
Oxford Industries, Inc.	1,000	23
Papa John's International, Inc. (Æ)	2,900	81
Perry Ellis International, Inc. (Æ)	300	5
PF Chang's China Bistro, Inc. (Æ)	6,600	171
Polaris Industries, Inc.	2,900	131
Pre-Paid Legal Services, Inc. (Æ)	3,300	147
RC2 Corp. (Æ)	500	13
RCN Corp. (Æ)	5,700	79
Red Robin Gourmet Burgers, Inc. (Æ)	1,900	51
Regis Corp.	4,100	113
Rent-A-Center, Inc. Class A (Æ)	5,152	117
Ryland Group, Inc.	2,800	65
Scholastic Corp.	6,800	177
Shoe Carnival, Inc. (Æ)	900	15
Sinclair Broadcast Group, Inc. Class A	6,500	46
Skechers U.S.A., Inc. Class A (Æ)	2,800	53
Stage Stores, Inc.	300	5
Stewart Enterprises, Inc. Class A	9,700	91
Stoneridge, Inc. (Æ)	4,200	53
Superior Industries International, Inc.	600	10
Systemax, Inc.	1,600	25
Tempur-Pedic International, Inc.	2,300	26
Tenneco, Inc. (Æ)	900	13
Timberland Co. Class A (Æ)	4,100	69

Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — August 31, 2008

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Titan International, Inc.	1,750	47
Town Sports International Holdings, Inc. (Æ)	1,900	20
Tractor Supply Co. (Æ)	2,700	115
Tupperware Brands Corp.	1,100	39
Unifi, Inc. (Æ)	1,100	4
Unifirst Corp.	2,700	116
Visteon Corp. (Æ)	32,800	106
Warnaco Group, Inc. (The) (Æ)	200	10
Waste Services, Inc. (Æ)	4,200	35
Westwood One, Inc. (Æ)	9,300	8
Wet Seal, Inc. (The) Class A (Æ)	2,900	14
WMS Industries, Inc. (Æ)	2,300	77
Wolverine World Wide, Inc.	3,400	89
World Wrestling Entertainment, Inc. Class A	700	11
		5,718
Consumer Staples - 2.7%
Alliance One International, Inc. (Æ)	16,000	64
American Oriental Bioengineering, Inc. (Æ)	2,100	17
Arden Group, Inc. Class A	200	33
Boston Beer Co., Inc. Class A (Æ)	200	9
Cadiz, Inc. (Æ)	600	12
Cal-Maine Foods, Inc.	3,900	154
Chattem, Inc. (Æ)	300	21
Chiquita Brands International, Inc. (Æ)	4,400	65
Darling International, Inc. (Æ)	7,000	96
Flowers Foods, Inc.	2,025	54
J&J Snack Foods Corp.	1,300	44
Nash Finch Co.	4,000	163
Prestige Brands Holdings, Inc. (Æ)	4,700	45
Ralcorp Holdings, Inc. (Æ)	4,400	270
Spartan Stores, Inc.	500	11
Universal Corp.	300	16
Vector Group, Ltd.	545	10
Winn-Dixie Stores, Inc. (Æ)	3,000	42
		1,126
Energy - 5.6%
Atlas America, Inc.	210	8
Berry Petroleum Co. Class A	2,200	92
Bill Barrett Corp. (Æ)	5,000	197
Brigham Exploration Co. (Æ)	1,600	22
Callon Petroleum Co. (Æ)	1,900	38
Clayton Williams Energy, Inc. (Æ)	600	49
Complete Production Services, Inc. (Æ)	5,300	157
Comstock Resources, Inc. (Æ)	4,400	286
Contango Oil & Gas Co. (Æ)	300	21
Crosstex Energy, Inc.	100	3

	Principal Amount ($) or Shares	Market Value $
Dawson Geophysical Co. (Æ)	200	13
Delta Petroleum Corp. (Æ)	600	11
Energy Partners, Ltd. (Æ)	3,300	39
EXCO Resources, Inc. (Æ)	3,700	98
Gulf Island Fabrication, Inc.	1,500	65
Gulfmark Offshore, Inc. (Æ)	2,600	130
Hornbeck Offshore Services, Inc. (Æ)	600	26
International Coal Group, Inc. (Æ)	3,700	38
ION Geophysical Corp. (Æ)	1,100	18
Knightsbridge Tankers, Ltd.	300	9
McMoRan Exploration Co. (Æ)	5,500	150
Newpark Resources (Æ)	1,800	15
Parker Drilling Co. (Æ)	6,400	59
Petroquest Energy, Inc. (Æ)	6,300	116
Pioneer Drilling Co. (Æ)	5,700	95
Rosetta Resources, Inc. (Æ)	9,700	225
Stone Energy Corp. (Æ)	2,300	110
Swift Energy Co. (Æ)	2,400	112
Union Drilling, Inc. (Æ)	3,600	51
Vaalco Energy, Inc. (Æ)	8,700	68
Westmoreland Coal Co. (Æ)	1,500	30
		2,351
Financials - 17.7%
1st Source Corp.	460	10
Advance America Cash Advance Centers, Inc.	2,700	13
AMBAC Financial Group, Inc.	12,000	86
American Equity Investment Life Holding Co.	14,700	135
American Physicians Capital, Inc.	1,400	59
Amerisafe, Inc. (Æ)	700	13
Amtrust Financial Services, Inc.	3,200	45
Anthracite Capital, Inc. (ö)	7,900	44
Anworth Mortgage Asset Corp. (ö)	12,600	82
Argo Group International Holdings, Ltd. (Æ)	1,437	54
Arrow Financial Corp.	700	17
Ashford Hospitality Trust, Inc. (ö)	3,100	14
Aspen Insurance Holdings, Ltd.	5,300	144
Associated Estates Realty Corp. (ö)	9,900	146
Assured Guaranty, Ltd.	1,500	24
Bancfirst Corp.	1,200	58
Banco Latinoamericano de Exportaciones SA Class E	10,960	198
BankFinancial Corp.	1,200	18
Berkshire Hills Bancorp, Inc.	2,000	53
Boston Private Financial Holdings, Inc.	600	5
Capital Southwest Corp.	100	13
CapLease, Inc. (ö)	11,000	91
Cash America International, Inc.	400	17
Cass Information Systems, Inc.	200	7

Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — August 31, 2008

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Cathay General Bancorp	1,000	19
Chemical Financial Corp.	200	6
Citizens & Northern Corp.	1,400	26
City Holding Co.	2,500	105
Colonial Properties Trust (ö)	1,000	19
Community Bank System, Inc.	200	5
Community Trust Bancorp, Inc.	200	7
Compass Diversified Holdings	3,000	39
CVB Financial Corp.	2,090	22
DCT Industrial Trust, Inc. (ö)	14,700	110
DiamondRock Hospitality Co. (ö)	5,400	50
Dime Community Bancshares	800	13
Downey Financial Corp.	700	2
Education Realty Trust, Inc. (ö)	7,600	83
Encore Capital Group, Inc. (Æ)	2,400	31
Entertainment Properties Trust (ö)	300	16
Evercore Partners, Inc. Class A	2,200	29
Ezcorp, Inc. Class A (Æ)	4,400	69
Farmers Capital Bank Corp.	900	27
FCStone Group, Inc. (Æ)	1,300	27
FelCor Lodging Trust, Inc. (ö)	16,100	129
First Bancorp	12,700	120
First Financial Corp.	300	12
First Financial Northwest, Inc.	6,700	68
First Industrial Realty Trust, Inc. (ö)	2,000	47
First Merchants Corp.	2,100	41
First Midwest Bancorp, Inc.	200	4
First Niagara Financial Group, Inc.	5,300	79
First Place Financial Corp.	800	8
First Potomac Realty Trust (ö)	4,500	75
FirstFed Financial Corp. (Æ)	1,100	17
FirstMerit Corp.	900	18
Flagstone Reinsurance Holdings, Ltd.	8,000	98
Flushing Financial Corp.	1,100	19
FNB Corp.	1,000	12
Fox Chase Bancorp, Inc. (Æ)	4,000	49
Fpic Insurance Group, Inc. (Æ)	1,600	83
Friedman Billings Ramsey Group, Inc. Class A (ö)	11,500	21
Getty Realty Corp. (ö)	4,900	103
GFI Group, Inc.	9,600	111
Glimcher Realty Trust (ö)	7,800	79
Green Bankshares, Inc.	500	8
Greenlight Capital Re, Ltd. (Æ)	7,100	146
Guaranty Bancorp (Æ)	2,888	16
Hanmi Financial Corp.	1,000	5
Harleysville Group, Inc.	2,500	91
Hersha Hospitality Trust (ö)	12,100	88
Inland Real Estate Corp. (ö)	1,100	17
Integra Bank Corp.	4,300	28
International Assets Holding Corp. (Æ)	2,300	65
International Bancshares Corp.	6,400	165

	Principal Amount ($) or Shares	Market Value $
IPC Holdings, Ltd.	4,900	155
Kearny Financial Corp.	3,000	42
Knight Capital Group, Inc. Class A (Æ)	10,500	181
LaBranche & Co., Inc. (Æ)	8,300	53
Lakeland Bancorp, Inc.	1,365	16
Lakeland Financial Corp.	300	6
Lexington Realty Trust (ö)	15,100	225
LTC Properties, Inc. (ö)	500	13
MainSource Financial Group, Inc.	420	8
MCG Capital Corp.	1,000	3
Medical Properties Trust, Inc. (ö)	6,300	70
MFA Mortgage Investments, Inc. (ö)	6,800	46
Montpelier Re Holdings, Ltd.	10,300	167
National Financial Partners Corp.	3,200	65
National Health Investors, Inc. (ö)	1,500	49
NBT Bancorp, Inc.	900	23
NewStar Financial, Inc. (Æ)	700	6
NorthStar Realty Finance Corp. (ö)	3,700	26
OceanFirst Financial Corp.	900	16
Old National Bancorp	3,300	58
optionsXpress Holdings, Inc.	5,300	122
Oriental Financial Group, Inc.	10,800	187
Pacific Capital Bancorp NA	3,400	50
PennantPark Investment Corp.	1,300	10
Pennsylvania Real Estate Investment Trust (ö)	3,900	77
Peoples Bancorp, Inc.	1,500	31
Phoenix Cos., Inc. (The)	6,400	76
Platinum Underwriters Holdings, Ltd.	5,400	195
PMA Capital Corp. Class A (Æ)	983	9
Portfolio Recovery Associates, Inc. (Æ)	400	17
Primus Guaranty, Ltd. (Æ)	11,700	59
Prosperity Bancshares, Inc.	1,000	32
Provident Bankshares Corp.	4,200	33
Provident Financial Services, Inc.	5,100	78
PS Business Parks, Inc. (ö)	3,300	178
Pzena Investment Management, Inc.	600	5
RAIT Financial Trust (ö)	24,000	142
Republic Bancorp, Inc. Class A	1,220	36
Resource Capital Corp. (ö)	7,200	44
Rockville Financial, Inc.	700	10
SeaBright Insurance Holdings, Inc. (Æ)	1,600	19
Simmons First National Corp. Class A	900	26
Southside Bancshares, Inc.	1,400	30
Southwest Bancorp, Inc.	1,000	17
Strategic Hotels & Resorts, Inc. (ö)	12,900	119
Suffolk Bancorp	2,800	100
Sunstone Hotel Investors, Inc. (ö)	9,700	138
Susquehanna Bancshares, Inc.	1,000	16
Texas Capital Bancshares, Inc. (Æ)	400	6
UCBH Holdings, Inc.	1,100	6
UMB Financial Corp.	4,700	245

Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — August 31, 2008

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
United Bankshares, Inc.	4,400	113
United Community Financial Corp.	1,700	6
WesBanco, Inc.	300	7
Westwood Holdings Group, Inc.	1,600	77
World Acceptance Corp. (Æ)	500	20
		7,437
Health Care - 12.5%
Acadia Pharmaceuticals, Inc. (Æ)	1,100	3
Acorda Therapeutics, Inc. (Æ)	400	11
Affymetrix, Inc. (Æ)	5,300	45
Albany Molecular Research, Inc. (Æ)	6,500	113
Alexion Pharmaceuticals, Inc. (Æ)	2,600	117
Align Technology, Inc. (Æ)	1,200	16
Alkermes, Inc. (Æ)	800	11
Alliance Imaging, Inc. (Æ)	5,000	58
Alnylam Pharmaceuticals, Inc. (Æ)	4,200	125
Amedisys, Inc. (Æ)	1,400	75
American Medical Systems Holdings, Inc. (Æ)	100	2
AMERIGROUP Corp. Class A (Æ)	3,700	96
Amicus Therapeutics, Inc. (Æ)	3,500	49
AMN Healthcare Services, Inc. (Æ)	3,500	67
Amsurg Corp. Class A (Æ)	200	5
Analogic Corp.	1,000	68
Angiodynamics, Inc. (Æ)	400	7
Arqule, Inc. (Æ)	1,000	4
Arthrocare Corp. (Æ)	2,600	67
Avant Immunotherapeutics, Inc. (Æ)	4,500	62
Bio-Rad Laboratories, Inc. Class A (Æ)	700	75
BioMimetic Therapeutics, Inc. (Æ)	1,300	15
Bruker Corp. (Æ)	5,600	86
Caraco Pharmaceutical Laboratories, Ltd. (Æ)	200	3
Cardiac Science Corp. (Æ)	2,100	22
Centene Corp. (Æ)	9,300	210
Chemed Corp.	100	4
Conmed Corp. (Æ)	4,300	137
Corvel Corp. (Æ)	1,900	55
Cubist Pharmaceuticals, Inc. (Æ)	4,300	95
CV Therapeutics, Inc. (Æ)	5,100	59
Dendreon Corp. (Æ)	1,300	8
Depomed, Inc. (Æ)	7,800	34
Emergent Biosolutions, Inc. (Æ)	9,200	128
Enzon Pharmaceuticals, Inc. (Æ)	15,300	138
Exactech, Inc. (Æ)	1,200	31
Exelixis, Inc. (Æ)	500	3
Exponent, Inc. (Æ)	800	25
Greatbatch, Inc. (Æ)	1,700	42
Healthsouth Corp. (Æ)	600	11
Healthspring, Inc. (Æ)	6,300	125

	Principal Amount ($) or Shares	Market Value $
Human Genome Sciences, Inc. (Æ)	5,700	42
ICU Medical, Inc. (Æ)	300	9
Idenix Pharmaceuticals, Inc. (Æ)	1,000	8
Immucor, Inc. (Æ)	1,250	40
Incyte Corp., Ltd. (Æ)	6,200	63
Integra LifeSciences Holdings Corp. (Æ)	2,400	116
InterMune, Inc. (Æ)	900	17
Invacare Corp.	3,800	97
Isis Pharmaceuticals, Inc. (Æ)	6,600	117
Kindred Healthcare, Inc. (Æ)	4,200	130
MannKind Corp. (Æ)	1,600	5
MAP Pharmaceuticals, Inc. (Æ)	500	5
Martek Biosciences Corp. (Æ)	1,600	53
Medarex, Inc. (Æ)	2,800	21
Medicis Pharmaceutical Corp. Class A	4,100	85
Merit Medical Systems, Inc. (Æ)	1,100	21
Molina Healthcare, Inc. (Æ)	3,000	94
Momenta Pharmaceuticals, Inc. (Æ)	6,600	95
Myriad Genetics, Inc. (Æ)	900	61
Nabi Biopharmaceuticals (Æ)	3,400	20
Nektar Therapeutics (Æ)	5,800	23
NuVasive, Inc. (Æ)	1,400	67
NxStage Medical, Inc. (Æ)	2,100	8
Obagi Medical Products, Inc. (Æ)	500	5
Odyssey HealthCare, Inc. (Æ)	2,700	26
Onyx Pharmaceuticals, Inc. (Æ)	1,600	65
OraSure Technologies, Inc. (Æ)	3,000	15
OSI Pharmaceuticals, Inc. (Æ)	1,300	66
Osiris Therapeutics, Inc. (Æ)	1,000	15
Owens & Minor, Inc.	500	23
PDL BioPharma, Inc.	1,100	13
PharmaNet Development Group, Inc. (Æ)	1,000	26
PharMerica Corp. (Æ)	2,100	50
Pozen, Inc. (Æ)	2,000	23
Protalix BioTherapeutics, Inc. (Æ)	700	2
PSS World Medical, Inc. (Æ)	500	9
Psychiatric Solutions, Inc. (Æ)	400	15
Quidel Corp. (Æ)	3,600	70
Regeneron Pharmaceuticals, Inc. (Æ)	3,500	76
RehabCare Group, Inc. (Æ)	5,400	99
Repligen Corp. (Æ)	3,400	18
Res-Care, Inc. (Æ)	300	6
Rigel Pharmaceuticals, Inc. (Æ)	1,400	33
Salix Pharmaceuticals, Ltd. (Æ)	500	3
Savient Pharmaceuticals, Inc. (Æ)	680	15
Sciele Pharma, Inc. (Æ)	3,300	64
Seattle Genetics, Inc. (Æ)	4,800	54
Sirona Dental Systems, Inc. (Æ)	1,300	36
Somanetics Corp. (Æ)	2,900	72
Stereotaxis, Inc. (Æ)	3,200	22
STERIS Corp.	7,300	268

Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — August 31, 2008

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Sucampo Pharmaceuticals, Inc. (Æ)	1,700	16
Sun Healthcare Group, Inc. (Æ)	700	12
Synta Pharmaceuticals Corp. (Æ)	800	7
United Therapeutics Corp. (Æ)	200	21
Valeant Pharmaceuticals International (Æ)	2,900	53
Varian, Inc. (Æ)	3,200	159
Viropharma, Inc. (Æ)	10,100	148
Vivus, Inc. (Æ)	12,800	108
West Pharmaceutical Services, Inc.	300	15
Zoll Medical Corp. (Æ)	400	14
Zymogenetics, Inc. (Æ)	1,600	13
		5,259
Industrials - 18.2%
Actuant Corp. Class A	3,000	95
Acuity Brands, Inc.	5,700	248
Administaff, Inc.	500	14
Alaska Air Group, Inc. (Æ)	4,200	88
Allegiant Travel Co. (Æ)	1,100	34
Altra Holdings, Inc. (Æ)	1,300	23
Amerco, Inc. (Æ)	200	8
American Reprographics Co. (Æ)	1,300	23
American Woodmark Corp.	800	19
Ampco-Pittsburgh Corp.	500	22
Amrep Corp. (Æ)	200	11
AO Smith Corp.	800	33
Applied Industrial Technologies, Inc.	6,100	178
Applied Signal Technology, Inc.	1,500	25
Argon ST, Inc. (Æ)	1,800	45
Arkansas Best Corp.	2,700	93
Barnes Group, Inc.	2,700	65
Beacon Roofing Supply, Inc. (Æ)	1,400	23
Belden, Inc.	1,300	48
Bowne & Co., Inc.	2,700	33
CBIZ, Inc. (Æ)	7,300	62
Celadon Group, Inc. (Æ)	4,100	53
Cenveo, Inc. (Æ)	2,400	25
Ceradyne, Inc. (Æ)	2,600	117
CIRCOR International, Inc.	1,500	90
Columbus McKinnon Corp. (Æ)	3,000	82
Comfort Systems USA, Inc.	6,800	104
Commercial Vehicle Group, Inc. (Æ)	1,200	12
COMSYS IT Partners, Inc. (Æ)	2,300	27
Consolidated Graphics, Inc. (Æ)	1,800	70
Cubic Corp.	400	11
Dollar Financial Corp. (Æ)	3,500	64
Ducommun, Inc.	1,200	32
Dynamex, Inc. (Æ)	1,000	29
EMCOR Group, Inc. (Æ)	8,000	273
Encore Wire Corp.	1,400	27
Energy Conversion Devices, Inc. (Æ)	2,600	195

	Principal Amount ($) or Shares	Market Value $
EnerSys (Æ)	1,300	37
EnPro Industries, Inc. (Æ)	5,100	215
ESCO Technologies, Inc. (Æ)	100	5
Evergreen Solar, Inc. (Æ)	1,200	11
Force Protection, Inc. (Æ)	800	3
FreightCar America, Inc.	100	4
FuelCell Energy, Inc. (Æ)	7,400	51
G&K Services, Inc. Class A	900	31
Genco Shipping & Trading, Ltd.	100	6
GeoEye, Inc. (Æ)	3,400	84
Gibraltar Industries, Inc.	1,900	41
GrafTech International, Ltd. (Æ)	5,000	102
Granite Construction, Inc.	3,000	110
Hawaiian Holdings, Inc. (Æ)	10,400	94
Heartland Express, Inc.	3,166	52
Heico Corp.	1,500	53
Herman Miller, Inc.	3,600	101
HNI Corp.	2,100	49
Houston Wire & Cable Co.	4,300	73
HUB Group, Inc. Class A (Æ)	4,600	184
Hudson Highland Group, Inc. (Æ)	10,400	96
II-VI, Inc. (Æ)	200	9
IKON Office Solutions, Inc.	7,800	135
infoGROUP, Inc.	11,500	76
Insteel Industries, Inc.	4,300	74
Kadant, Inc. (Æ)	1,300	31
Kelly Services, Inc. Class A	5,000	97
Kenexa Corp. (Æ)	900	21
Kforce, Inc. (Æ)	3,400	36
Kimball International, Inc. Class B	2,300	24
Knoll, Inc.	1,500	25
Korn/Ferry International (Æ)	400	7
Lydall, Inc. (Æ)	10,700	125
M&F Worldwide Corp. (Æ)	500	22
Mcgrath Rentcorp	1,200	34
Michael Baker Corp. (Æ)	100	3
Middleby Corp. (Æ)	200	11
Mueller Industries, Inc.	600	17
Mueller Water Products, Inc. Class A	4,600	50
Navigant Consulting, Inc. (Æ)	6,200	107
NCI Building Systems, Inc. (Æ)	1,900	73
Nordson Corp.	3,000	161
Old Dominion Freight Line, Inc. (Æ)	2,000	67
Orbital Sciences Corp. (Æ)	2,000	53
Pacer International, Inc.	6,900	145
Perini Corp. (Æ)	2,900	77
Pike Electric Corp. (Æ)	3,300	62
Polypore International, Inc. (Æ)	600	16
Raser Technologies, Inc. (Æ)	400	3
Regal-Beloit Corp.	1,100	52
Republic Airways Holdings, Inc. (Æ)	5,500	48

Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — August 31, 2008

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Resources Connection, Inc. (Æ)	600	15
Robbins & Myers, Inc.	3,600	161
RSC Holdings, Inc. (Æ)	5,800	59
Saia, Inc. (Æ)	1,800	35
School Specialty, Inc. (Æ)	1,300	40
Skywest, Inc.	3,400	58
Spherion Corp. (Æ)	14,700	76
Standard Parking Corp. (Æ)	1,800	39
Standard Register Co. (The)	1,200	14
TBS International, Ltd. Class A (Æ)	1,600	46
Tecumseh Products Co. Class A (Æ)	3,000	79
Teledyne Technologies, Inc. (Æ)	600	37
Tetra Tech, Inc. (Æ)	5,000	143
Thermadyne Holdings Corp. (Æ)	800	18
thinkorswim Group, Inc. (Æ)	3,400	34
Titan Machinery, Inc. (Æ)	1,000	26
TransDigm Group, Inc. (Æ)	1,200	45
Tredegar Corp.	3,300	65
Trimas Corp. (Æ)	100	1
TrueBlue, Inc. (Æ)	7,200	119
Twin Disc, Inc.	3,400	62
UAL Corp.	5,900	66
Ultrapetrol Bahamas, Ltd. (Æ)	300	3
United Stationers, Inc. (Æ)	400	20
Viad Corp.	1,600	50
Volt Information Sciences, Inc. (Æ)	4,200	59
Wabash National Corp.	2,800	24
Wabtec Corp.	2,000	118
Waste Connections, Inc. (Æ)	2,350	85
Watson Wyatt Worldwide, Inc. Class A	1,900	111
Watts Water Technologies, Inc. Class A	1,900	54
Werner Enterprises, Inc.	4,400	100
Woodward Governor Co.	4,500	209
YRC Worldwide, Inc. (Æ)	7,000	127
		7,662
Information Technology - 17.8%
ACI Worldwide, Inc. (Æ)	2,300	42
Actel Corp. (Æ)	5,100	70
Actuate Corp. (Æ)	2,600	11
Acxiom Corp.	14,700	212
Adtran, Inc.	900	21
Advanced Energy Industries, Inc. (Æ)	200	3
Agilysys, Inc.	1,200	16
Amkor Technology, Inc. (Æ)	12,200	92
Anaren, Inc. (Æ)	700	7
Anixter International, Inc. (Æ)	600	44
Arris Group, Inc. (Æ)	1,800	17
AsiaInfo Holdings, Inc. (Æ)	1,600	21
Atheros Communications, Inc. (Æ)	300	10
Benchmark Electronics, Inc. (Æ)	5,900	97

	Principal Amount ($) or Shares	Market Value $
BGC Partners, Inc. Class A	4,100	27
Black Box Corp.	400	14
Blackbaud, Inc.	1,600	32
Brooks Automation, Inc. (Æ)	1,600	15
CACI International, Inc. Class A (Æ)	1,500	76
Checkpoint Systems, Inc. (Æ)	3,000	64
Ciber, Inc. (Æ)	8,100	63
Cirrus Logic, Inc. (Æ)	12,100	75
CMGI, Inc. (Æ)	5,210	61
Cognex Corp.	3,300	67
Coherent, Inc. (Æ)	4,000	144
Compellent Technologies, Inc. (Æ)	400	5
comScore, Inc. (Æ)	1,100	22
Comtech Telecommunications Corp. (Æ)	1,700	78
Concur Technologies, Inc. (Æ)	200	9
CSG Systems International, Inc. (Æ)	7,600	144
CTS Corp.	2,300	30
Cymer, Inc. (Æ)	2,500	75
DealerTrack Holdings, Inc. (Æ)	1,200	22
Digi International, Inc. (Æ)	4,200	50
Digital River, Inc. (Æ)	1,100	48
Double-Take Software, Inc. (Æ)	400	5
Dycom Industries, Inc. (Æ)	1,500	24
Eagle Test Systems, Inc. (Æ)	1,200	17
Earthlink, Inc. (Æ)	20,000	186
Ebix, Inc. (Æ)	100	11
Electronics for Imaging, Inc. (Æ)	1,100	18
Emulex Corp. (Æ)	9,400	126
EPIQ Systems, Inc. (Æ)	550	6
Forrester Research, Inc. (Æ)	3,500	121
Foundry Networks, Inc. (Æ)	3,500	64
Gartner, Inc. (Æ)	3,600	95
Global Cash Access Holdings, Inc. (Æ)	3,500	21
Hutchinson Technology, Inc. (Æ)	2,900	42
iGate Corp. (Æ)	600	7
Imation Corp.	3,900	83
Informatica Corp. (Æ)	1,000	17
Infospace, Inc.	2,000	23
Insight Enterprises, Inc. (Æ)	1,200	20
Integral Systems, Inc. (Æ)	300	14
InterDigital, Inc. (Æ)	2,900	77
Internap Network Services Corp. (Æ)	6,600	20
Interwoven, Inc. (Æ)	5,000	74
Ixia (Æ)	1,200	10
IXYS Corp. (Æ)	1,100	14
j2 Global Communications, Inc. (Æ)	1,300	32
JDA Software Group, Inc. (Æ)	4,100	75
Kulicke & Soffa Industries, Inc. (Æ)	1,300	7
L-1 Identity Solutions, Inc. (Æ)	900	15
Littelfuse, Inc. (Æ)	2,900	103
Magma Design Automation, Inc. (Æ)	3,700	19
Manhattan Associates, Inc. (Æ)	4,100	101

Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — August 31, 2008

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Mantech International Corp. Class A (Æ)	400	24
Mattson Technology, Inc. (Æ)	5,300	27
MAXIMUS, Inc.	2,000	74
Measurement Specialties, Inc. (Æ)	700	13
MercadoLibre, Inc. (Æ)	2,000	62
Methode Electronics, Inc.	7,300	80
Micrel, Inc.	11,600	107
Micros Systems, Inc. (Æ)	4,400	136
Microsemi Corp. (Æ)	2,500	69
MicroStrategy, Inc. Class A (Æ)	900	58
MKS Instruments, Inc. (Æ)	7,400	167
Monotype Imaging Holdings, Inc. (Æ)	7,400	93
MPS Group, Inc. (Æ)	6,000	69
MTS Systems Corp.	800	33
Multi-Fineline Electronix, Inc. (Æ)	1,200	20
Net 1 UEPS Technologies, Inc. (Æ)	600	16
Netezza Corp. (Æ)	900	12
Netgear, Inc. (Æ)	1,300	22
NetSuite, Inc. (Æ)	1,400	24
Newport Corp. (Æ)	500	5
NIC, Inc.	1,700	12
Novatel Wireless, Inc. (Æ)	6,800	42
Omnivision Technologies, Inc. (Æ)	7,800	91
Parametric Technology Corp. (Æ)	4,840	97
Pegasystems, Inc.	7,200	106
Pericom Semiconductor Corp. (Æ)	3,900	53
Perot Systems Corp. Class A (Æ)	4,800	85
Photronics, Inc. (Æ)	800	3
Plantronics, Inc.	2,800	72
Plexus Corp. (Æ)	3,200	90
PMC - Sierra, Inc. (Æ)	1,800	16
Polycom, Inc. (Æ)	2,300	65
Powerwave Technologies, Inc. (Æ)	3,300	17
Progress Software Corp. (Æ)	4,300	126
Quantum Corp. (Æ)	2,900	5
Quest Software, Inc. (Æ)	700	10
Rackable Systems, Inc. (Æ)	7,200	75
RF Micro Devices, Inc. (Æ)	11,300	44
Rogers Corp. (Æ)	3,800	152
Rubicon Technology, Inc. (Æ)	7,300	89
S1 Corp. (Æ)	4,500	34
Sapient Corp. (Æ)	1,600	15
Secure Computing Corp. (Æ)	1,100	5
Semtech Corp. (Æ)	6,700	99
Silicon Image, Inc. (Æ)	5,900	41
Silicon Storage Technology, Inc. (Æ)	20,600	67
Skyworks Solutions, Inc. (Æ)	9,700	94
Solera Holdings, Inc. (Æ)	2,200	68
SonicWALL, Inc. (Æ)	10,000	65
Spansion, Inc. Class A (Æ)	14,800	33
SPSS, Inc. (Æ)	5,700	180
Standard Microsystems Corp. (Æ)	300	9

	Principal Amount ($) or Shares	Market Value $
SuccessFactors, Inc. (Æ)	4,800	53
Switch & Data Facilities Co., Inc. (Æ)	2,100	30
Sybase, Inc. (Æ)	8,400	289
SYKES Enterprises, Inc. (Æ)	3,200	64
Symmetricom, Inc. (Æ)	3,800	19
Synaptics, Inc. (Æ)	700	37
Synchronoss Technologies, Inc. (Æ)	400	5
Techwell, Inc. (Æ)	200	2
Tekelec (Æ)	6,600	108
Time Warner Telecom, Inc. Class A (Æ)	3,600	55
TNS, Inc. (Æ)	900	21
TriQuint Semiconductor, Inc. (Æ)	8,800	55
TTM Technologies, Inc. (Æ)	12,700	152
United Online, Inc.	12,700	134
Valueclick, Inc. (Æ)	4,900	63
Viasat, Inc. (Æ)	1,200	32
Vignette Corp. (Æ)	1,100	15
Zoran Corp. (Æ)	4,300	38
		7,474
Materials - 4.9%
Brush Engineered Materials, Inc. (Æ)	300	9
Buckeye Technologies, Inc. (Æ)	7,000	64
Bway Holding Co. (Æ)	1,300	16
Compass Minerals International, Inc.	500	35
Ferro Corp.	500	11
Glatfelter	5,700	84
HB Fuller Co.	5,600	146
Hercules, Inc.	3,700	80
Innospec, Inc.	2,700	42
Minerals Technologies, Inc.	1,000	66
NewMarket Corp.	900	61
NN, Inc.	5,600	92
Olin Corp.	8,800	237
Olympic Steel, Inc.	400	19
OM Group, Inc. (Æ)	2,100	78
Rock-Tenn Co. Class A	4,500	165
Rockwood Holdings, Inc. (Æ)	2,700	102
Sensient Technologies Corp.	2,100	61
Silgan Holdings, Inc.	2,700	141
Spartech Corp.	500	5
Stepan Co.	2,100	124
Stillwater Mining Co. (Æ)	5,300	39
United States Lime & Minerals, Inc. (Æ)	400	16
Worthington Industries, Inc.	11,800	208
WR Grace & Co. (Æ)	5,200	137
		2,038

Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — August 31, 2008

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Other Energy - 0.1%
PrimeEnergy Corp. (Æ)	100	8
TXCO Resources, Inc. (Æ)	3,600	43
		51
Telecommunication Services - 1.7%
Atlantic Tele-Network, Inc.	300	10
Centennial Communications Corp. (Æ)	10,800	82
Cincinnati Bell, Inc. (Æ)	41,900	163
Cogent Communications Group, Inc. (Æ)	200	2
General Communication, Inc. Class A (Æ)	5,000	51
Hungarian Telephone & Cable Corp. (Æ)	2,100	45
ICO Global Communications Holdings, Ltd. (Æ)	1,900	6
iPCS, Inc. (Æ)	1,600	32
NTELOS Holdings Corp.	1,900	57
Premiere Global Services, Inc. (Æ)	8,100	122
Shenandoah Telecommunications Co.	400	7
Syniverse Holdings, Inc. (Æ)	7,000	116
		693
Utilities - 2.8%
Avista Corp.	10,600	236
Central Vermont Public Service Corp.	800	19
CH Energy Group, Inc.	200	8
Cleco Corp.	2,400	61
El Paso Electric Co. (Æ)	7,800	166
Idacorp, Inc.	2,500	75
Laclede Group, Inc. (The)	500	22
Northwest Natural Gas Co.	4,000	195
Piedmont Natural Gas Co.	4,700	136
Portland General Electric Co.	3,100	79
Southwest Gas Corp.	5,100	155
WGL Holdings, Inc.	500	16
		1,168
Total Common Stocks (cost $41,743)		40,977

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 0.0%
AIM Short Term Investment Prime Portfolio	176	—	±
Federated Investors Prime Cash Obligations Fund	1,115	1
Total Short-Term Investments (cost $1)		1
Total Investments - 97.6% (identified cost $41,744)		40,978
Other Assets and Liabilities, Net - 2.4%		1,010
Net Assets - 100.0%		41,988

See accompanying notes which are an integral part of the financial statements.

Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — August 31, 2008

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciaion (Depreciation) $
Long Positions
Russell 2000 Mini Index (CME)	14	USD	1,043	09/08	7
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					7

Presentation of Portfolio Holdings — August 31, 2008

Categories	% of Net Assets
Consumer Discretionary	13.6
Consumer Staples	2.7
Energy	5.6
Financials	17.7
Health Care	12.5
Industrials	18.2
Information Technology	17.8
Materials	4.9
Other Energy	0.1
Telecommunication Services	1.7
Utilities	2.8
Short-Term Investments	—	*
Total Investments	97.6
Other Assets and Liabilities, Net	2.4
	100.0
Futures Contracts	—	*

* Less than .05% of net assets

See accompanying notes which are an integral part of the financial statements.

Enhanced Small Cap Fund

This page has been intentionally left blank.

SSgA

Directional Core Equity Fund

Portfolio Management Discussion and Analysis — August 31, 2008 (Unaudited)

Objective:  The Fund seeks to achieve long term capital appreciation throughout the course of an economic cycle by investing in large and medium capitalization equity securities whose underlying valuation or business fundamentals indicate prospects for growth, while selling short the equity securities of companies that have deteriorating business fundamentals and/or valuations.

Invests in:  At least 80% of its total assets in equity securities, such as common stocks, including long and short positions in equity securities.

Strategy:  The Fund seeks to meet its objective by investing in a portfolio of equity securities of large and medium sized companies and sell short the equity securities of those companies that have deteriorating business fundamentals and/or valuations.

Directional Core Equity Fund

Period Ended 08/31/08	Total Return
1 Year	(15.10)%
Inception	1.45	%+

Russell 1000® Index#

Period Ended 08/31/08	Total Return
1 Year	(10.60)%
Inception	5.18	%+

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssgafunds.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The gross expense ratio for the Directional Core Equity Fund as stated in the Fees and Expenses table of the prospectus dated December 18, 2007 is 2.18%. The net expense ratio is 1.60% not including the dividends from securities sold short as contractually agreed by the Adviser.

See related Notes on page 77.

Directional Core Equity Fund

SSgA

Directional Core Equity Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2008 (Unaudited)

How did the Fund's performance over the past 12 months compare to its benchmark?

For the twelve months ended August 31, 2008, the SSgA Directional Core Equity Fund (the "Fund") returned -15.10% (assuming reinvestment of dividends and distributions) versus the -10.60% return of the Russell 1000® Index (the "Index"). The Fund's performance includes operating expenses, whereas the Index is unmanaged and Index returns do not include expenses of any kind. Indexes cannot be invested in directly and the Index returns reflect all items of income, gain and loss, and the reinvestment of dividends and other income for the securities included in the Index.

Please explain what contributed most and least to the Fund's performance during the previous 12 months.

The Fund seeks to provide strong excess returns in down markets and modest excess returns in up markets and typically maintains a net exposure of 70%. This in turn results in a large cash position which was additive during a fiscal year of negative market returns.

The remainder of returns in the Fund for the fiscal year were driven by stock selection decisions. The Fund outperformed in four out of ten sectors. Financials was the best performing sector on a relative basis. Regional bank, UnionBanCal, an overweight position in the Fund, rose after Mitsubishi UFJ announced it would buy the remaining 35% stake it did not already own of the company at a premium. The Fund also benefited from a short position in Washington Mutual and of the lack of a position in AIG as deterioration in the credit markets continued to batter these companies. Materials and consumer discretionary also were additive on a relative basis. Overweight positions in fertilizer producers CF Industries and Terra Industries bolstered returns in the materials sector, while an overweight position in McDonald's and a short position in Circuit City boosted returns in the consumer discretionary sector.

These gains were more than offset by negative selection within health care, industrials, and information technology. Health care names detracted from fund performance, led lower by an overweight position in Wellcare Health Plans as a fraud investigation by the U.S. Government sank the stock. Drug developer Vertex Pharmaceutical, an overweight position, dropped as investors were mixed on the soaring costs and potential revenues associated with the development of its Hepatitis C drug Telaprevir. Poor stock selection in industrials was driven by an overweight position in ceramic producer Ceradyne as well as a short position in strong-performing Corinthian Colleges. Information technology detracted from fund performance, driven by overweight's to handset producer Motorola and hard disc drive manufacturer Seagate Technologies. The former fell as demand for its RAZR phone continued to weaken while the latter slid as notebook PC demand was less-than-expected and investors remain concerned over price erosion in the data storage market.

How did the market conditions and the investment strategies and techniques employed during the previous 12 months impact the Fund's performance?

The Fund's investment process is to participate in up markets while providing downside protection during market declines with considerably less risk than the broad U.S. large cap equity market. Investment decisions are based on the belief that among other characteristics, companies with favorable relative valuations, the ability to support future growth, solid balance sheets, and strong earnings growth outlooks should outperform the market over the long term, while companies with the opposite characteristics should underperform. The Fund is managed to systematically identify and exploit these characteristics utilizing both long and short positions, while lessening downside volatility.

The year ended August 31, 2008, was a challenging year for U.S. equity strategies. The sub-prime related credit crisis that forced many investors to raise liquidity due to losses in their fixed income portfolios and/or changes to their risk budgets shocked quantitative equity strategies in November 2007. The turn of the calendar into 2008 unleashed a fresh burst of profit-taking, a move that reached its lowest point with the unwinding of rogue trading positions at a major French bank in mid-January. The disarray was great enough to prompt an inter-meeting rate cut from the Federal Reserve Bank Board of Governors, and once again equity markets attempted to rebuild their sense of equilibrium. By mid-March, the complexity and illiquidity of many long-term mortgage assets made reasonable transactions all but impossible, and the major Wall Street house of Bear Stearns could no longer fund its own business and had no choice but to sell to JP Morgan at the price of $10 per share.

Directional Core Equity Fund

SSgA

Directional Core Equity Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2008 (Unaudited)

The second quarter opened on a hopeful note, with official liquidity facilities providing relief to financial institutions and credit markets stabilizing in the wake of the Bear Stearns merger into JP Morgan. The inexorable upward march of crude oil prices, which saw double-digit gains in both April and May, exacerbated inflation concerns as summer approached.

At the onset of the second half of 2008, prospects for moderating summer heat initiated a steep correction in U.S. natural gas prices. The downturn spread quickly to other commodities at mid-month, when testimony from Federal Reserve Chairman Ben Bernanke indicated a less robust assessment of U.S. economic growth. Further concerns over U.S. housing caused increasing concerns for beleaguered U.S. mortgage agencies. Heightened fears that Fannie Mae and Freddie Mac were heading towards insolvency prompted a swift official response. The U.S. Treasury proposed formal financial backstops for the agencies. The firm indication of U.S. support for Fannie Mae and Freddie Mac, together with a U.S. Securities and Exchange Commission order intended to curb short sales in several key financial stocks, sparked a rally in shares of banks and brokers.

While the rebound in financials was sharp, it did not come close to recovering the brutal losses that the sector suffered in the first half. Moreover, newly developing weakness in 2008 winners, like energy, materials, and utility shares, prevented many broad equity averages from ending July with a positive return.

As we moved into August 2008, commodity prices remained on the defensive. Paced by a refreshing burst of interest in consumer stocks, most U.S. stocks held well above their July lows throughout August.

The Fund is challenged during economic inflection points when analysts change their company earnings estimates to reflect a change in the macroeconomic environment, as the Fund's models typically do not react immediately to this fundamental change and adjust accordingly. The previous 12 months have been especially turbulent as investors have been trying to assess the future economic prospects. Historically, as the models have caught up to the change in the economic landscape, performance has rebounded as well.

Notes: The following notes relate to the Growth of $10,000 graph and tables on page 75.

  *  The Fund commenced operations on May 11, 2005. Index comparison also began on May 11, 2005.

  #  The Russell 1000® Index includes the 1,000 largest companies in the Russell 3000® Index. The Russell 1000® Index represents the universe of stocks from which most active money managers typically select. The Russell 1000® Index return reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.

  +  Annualized.

Performance data reflects an expense limitation currently in effect, without which returns would have been lower.

Directional Core Equity Fund

SSgA

Directional Core Equity Fund

Shareholder Expense Example — August 31, 2008 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated which for this Fund is from March 1, 2008 to August 31, 2008.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2008	$1,000.00	$1,000.00
Ending Account Value August 31, 2008	$975.00	$1,014.98
Expenses Paid During Period *	$10.03	$10.23

* Expenses are equal to the Fund's expense ratio of 2.02% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). On an annual basis and based on average daily net assets, the annualized expense ratio is 1.60% not including the dividends from securities sold short as contractually agreed by the advisor. Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

Directional Core Equity Fund

SSgA
Directional Core Equity Fund

Schedule of Investments — August 31, 2008

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 82.9%
Consumer Discretionary - 11.2%
Apollo Group, Inc. Class A (Æ)	2,507	160
Autozone, Inc. (Æ)	713	98
Big Lots, Inc. (Æ)(Å)	4,737	140
DR Horton, Inc.	7,700	96
GameStop Corp. Class A (Æ)	907	40
McDonald's Corp.	3,253	202
NVR, Inc. (Æ)	317	189
WMS Industries, Inc. (Æ)	5,254	176
		1,101
Consumer Staples - 4.9%
Altria Group, Inc.	1,448	30
Casey's General Stores, Inc.	6,223	181
Constellation Brands, Inc. Class A (Æ)	2,011	43
Herbalife, Ltd.	2,005	94
Philip Morris International, Inc.	500	27
SUPERVALU, Inc.	871	20
Wal-Mart Stores, Inc.	1,500	89
		484
Energy - 12.5%
Apache Corp.	851	98
Complete Production Services, Inc. (Æ)	3,868	114
ConocoPhillips	2,949	243
ENSCO International, Inc.	2,653	180
Exxon Mobil Corp. (Å)	5,603	448
McMoRan Exploration Co. (Æ)	5,540	152
		1,235
Financials - 13.6%
AON Corp.	2,730	130
Axis Capital Holdings, Ltd.	2,785	93
Bank of Hawaii Corp.	3,001	159
Hudson City Bancorp, Inc.	10,000	184
JPMorgan Chase & Co.	2,504	96
Knight Capital Group, Inc. Class A (Æ)	10,905	188
Moody's Corp.	3,849	156
Northern Trust Corp.	2,126	171
Raymond James Financial, Inc.	5,206	161
		1,338
Health Care - 9.3%
AMERIGROUP Corp. Class A (Æ)	6,990	181
Express Scripts, Inc. Class A (Æ)	291	21
Invitrogen Corp. (Æ)	1,385	59
Martek Biosciences Corp. (Æ)	5,076	170
Merck & Co., Inc.	758	27
Myriad Genetics, Inc. (Æ)	2,454	167

	Principal Amount ($) or Shares	Market Value $
Owens & Minor, Inc.	197	9
Thermo Fisher Scientific, Inc. (Æ)	2,145	130
United Therapeutics Corp. (Æ)	1,472	156
		920
Industrials - 11.1%
Chart Industries, Inc. (Æ)	3,368	156
Foster Wheeler, Ltd. (Æ)	3,395	169
General Electric Co. (Å)	1,511	42
IKON Office Solutions, Inc.	8,676	150
Joy Global, Inc.	353	25
Kirby Corp. (Æ)	620	28
L-3 Communications Holdings, Inc.	1,578	164
Lockheed Martin Corp. (Å)	1,580	184
Shaw Group, Inc. (The) (Æ)	292	14
United Rentals, Inc. (Æ)	9,673	157
		1,089
Information Technology - 10.0%
eBay, Inc. (Æ)	4,343	108
Hewlett-Packard Co.	1,400	66
Intel Corp.	898	21
International Business Machines Corp.	1,851	225
Micros Systems, Inc. (Æ)	4,833	149
Microsoft Corp.	4,607	126
Sapient Corp. (Æ)	4,451	41
Symantec Corp. (Æ)	7,681	171
Western Union Co. (The)	2,700	75
		982
Materials - 7.1%
AK Steel Holding Corp.	2,381	125
Century Aluminum Co. (Æ)	3,361	164
CF Industries Holdings, Inc.	658	100
Reliance Steel & Aluminum Co.	1,158	66
Terra Industries, Inc.	1,842	93
Worthington Industries, Inc.	8,535	150
		698
Telecommunication Services - 1.6%
Syniverse Holdings, Inc. (Æ)	9,202	153
Utilities - 1.6%
Dominion Resources, Inc.	2,300	100
Edison International	1,300	60
		160
Total Common Stocks (cost $7,752)		8,160

Directional Core Equity Fund

SSgA
Directional Core Equity Fund

Schedule of Investments, continued — August 31, 2008

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 7.5%
AIM Short Term Investment Treasury Portfolio	397,170	397
Federated Investors Prime Cash Obligations Fund	346,476	346
Total Short-Term Investments (cost $743)		743
Total Investments - 90.4% (identified cost $8,495)		8,903
Securities Sold Short - (24.0%)
Consumer Discretionary - (3.5%)
Coldwater Creek, Inc. (Æ)	(6,499)	(47)
Corinthian Colleges, Inc. (Æ)	(4,713)	(63)
PetSmart, Inc.	(3,206)	(86)
Saks, Inc. (Æ)	(6,482)	(74)
Scientific Games Corp. Class A (Æ)	(1,287)	(39)
Volcom, Inc. (Æ)	(2,126)	(38)
		(347)
Consumer Staples - (0.3%)
Pantry, Inc. (The) (Æ)	(1,647)	(30)
Energy - (2.8%)
Exterran Holdings, Inc. (Æ)	(206)	(9)
Frontier Oil Corp.	(5,119)	(100)
Global Industries, Ltd. (Æ)	(8,901)	(86)
Hercules Offshore, Inc. (Æ)	(1,429)	(32)
Tesoro Corp.	(2,343)	(43)
		(270)
Financials - (3.9%)
First Horizon National Corp.	(8,795)	(99)
PacWest Bancorp	(4,064)	(92)
Post Properties, Inc. (ö)	(2,864)	(90)
Synovus Financial Corp.	(1,200)	(11)
UDR, Inc. (ö)	(3,638)	(90)
		(382)

	Principal Amount ($) or Shares	Market Value $
Health Care - (3.6%)
Human Genome Sciences, Inc. (Æ)	(11,065)	(82)
Medcath Corp. (Æ)	(3,783)	(80)
PDL BioPharma, Inc.	(2,800)	(34)
RTI Biologics, Inc. (Æ)	(8,506)	(80)
Sepracor, Inc. (Æ)	(4,275)	(79)
		(355)
Industrials - (4.1%)
AAR Corp. (Æ)	(700)	(11)
Astec Industries, Inc. (Æ)	(2,323)	(80)
Energy Conversion Devices, Inc. (Æ)	(1,015)	(76)
Evergreen Solar, Inc. (Æ)	(8,103)	(76)
Hexcel Corp. (Æ)	(4,009)	(84)
JetBlue Airways Corp. (Æ)	(5,777)	(35)
UAL Corp.	(3,518)	(39)
		(401)
Information Technology - (3.2%)
Omniture, Inc. (Æ)	(1,670)	(30)
Rofin-Sinar Technologies, Inc. (Æ)	(1,940)	(78)
SAVVIS, Inc. (Æ)	(5,377)	(85)
Synchronoss Technologies, Inc. (Æ)	(3,086)	(39)
VeriFone Holdings, Inc. (Æ)	(4,287)	(86)
		(318)
Materials - (2.6%)
Allegheny Technologies, Inc.	(1,655)	(81)
Louisiana-Pacific Corp.	(5,500)	(54)
Smurfit-Stone Container Corp. (Æ)	(5,308)	(27)
Titanium Metals Corp.	(6,592)	(95)
		(257)
Total Securities Sold Short (proceeds $2,350)		(2,360)
Other Assets and Liabilities, Net - 33.6%		3,306
Net Assets - 100.0%		9,849

See accompanying notes which are an integral part of the financial statements.

Directional Core Equity Fund

SSgA
Directional Core Equity Fund

Presentation of Portfolio Holdings — August 31, 2008

Categories	% of Net Assets
Consumer Discretionary	11.2
Consumer Staples	4.9
Energy	12.5
Financials	13.6
Health Care	9.3
Industrials	11.1
Information Technology	10.0
Materials	7.1
Telecommunication Services	1.6
Utilities	1.6
Short-Term Investments	7.5
Total Investments	90.4
Securities Sold Short	(24.0)
Other Assets and Liabilities, Net	33.6
100.0

See accompanying notes which are an integral part of the financial statements.

Directional Core Equity Fund

This page has been intentionally left blank.

SSgA

Core Edge Equity Fund

Portfolio Management Discussion and Analysis — August 31, 2008 (Unaudited)

Objective:  The Fund seeks to achieve long term capital appreciation throughout the course of an economic cycle by investing in large and medium capitalization equity securities whose underlying valuation or business fundamentals indicate prospects for growth, while selling short the equity securities of companies that have deteriorating business fundamentals and/or valuations.

Invests in:  At least 80% of its total assets in equity securities, such as common stocks, including long and short positions in equity securities.

Strategy:  The Fund seeks to meet its objective by investing in a portfolio of equity securities of large and medium sized companies and sell short the equity securities of those companies that have deteriorating business fundamentals and/or valuations.

Core Edge Equity Fund

Period Ended 08/31/08	Total Return
Inception	(5.00	)%+

Standard and Poor's® 500 Composite Stock Index#

Period Ended 08/31/08	Total Return
Inception	(9.95	)%+

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssgafunds.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The gross expense ratio for the Core Edge Equity Fund as stated in the Fees and Expenses table of the prospectus dated December 18, 2007 is 2.66%. The net expense ratio is 1.60% not including the dividends from securities sold short as contractually agreed by the Adviser.

See related Notes on page 85.

Core Edge Equity Fund

SSgA

Core Edge Equity Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2008 (Unaudited)

How did the Fund's performance over the past 12 months compare to its benchmark?

For the period December 17, 2007 (commencement of operations) to August 31, 2008, the SSgA Core Edge Equity Fund (the "Fund") returned -5.00% versus (assuming reinvestment of dividends and distributions) the -9.95% return of the S&P 500® Index (the "Index"). The Fund's performance includes operating expenses, whereas the Index is unmanaged and Index returns do not include expenses of any kind. Indexes cannot be invested in directly and the Index returns reflect all items of income, gain and loss, and the reinvestment of dividends and other income for the securities included in the Index.

Please explain what contributed most and least to the Fund's performance during the previous 12 months.

Returns in the Fund for the fiscal year were driven by stock selection decisions. The Fund outperformed in six out of ten sectors. Financials was the best performing sector on a relative basis. Regional bank, UnionBanCal, an overweight position in the Fund, rose after Mitsubishi UFJ announced it would buy the remaining 35% stake it did not already own of the company at a premium. The Fund also benefited from a short position in Washington Mutual and the lack of a postion in AIG as deterioration in the credit markets continued to batter these companies. Materials and consumer discretionary also were additive on a relative basis. Overweight positions in fertilizer producers CF Industries and Terra Industries boosted returns in the materials sector, while an overweight position in Big Lots and a short position in Circuit City bolstered returns in the consumer discretionary sector.

These gains were partially offset by negative selection within energy and health care. Energy lagged as short positions in Texas-based oil and gas producer Goodrich Petroleum and long positions in refiners Tesoro and Valero Energy contributed to the overall relative underperformance in the sector. Health care names detracted and were led lower by overweight positions in health benefit providers Humana and AMERIGROUP. Other relative detractors included overweights to handset producer Motorola and hard disc drive manufacturer Seagate Technologies. The former fell as demand for its RAZR phone continued to weaken while the latter slid as notebook PC demand was less-than-expected and investors remain concerned over price erosion in the data storage market.

How did the market conditions and the investment strategies and techniques employed during the previous 12 months impact the Fund's performance?

The year ended August 31, 2008, was a challenging year for U.S. equity strategies. The sub-prime related credit crisis that forced many investors to raise liquidity due to losses in their fixed income portfolios and/or changes to their risk budgets, shocked quantitative equity strategies in November 2007. The turn of the calendar into 2008 unleashed a fresh burst of profit-taking, a move that reached its lowest point with the unwinding of rogue trading positions at a major French bank in mid-January. The disarray was great enough to prompt an inter-meeting rate cut from the Federal Reserve Bank Board of Governors, and once again equity markets attempted to rebuild their sense of equilibrium. By mid-March, the complexity and illiquidity of many long-term mortgage assets made reasonable transactions all but impossible, and the major Wall Street house of Bear Stearns could no longer fund its own business and had no choice but to sell to JP Morgan at the price of $10 per share.

The second quarter opened on a hopeful note, with official liquidity facilities providing relief to financial institutions and credit markets stabilizing in the wake of the Bear Stearns merger into JP Morgan. But the inexorable upward march of crude oil prices, which saw double-digit gains in both April and May, exacerbated inflation concerns as summer approached.

At the onset of the second half of 2008, prospects for moderating summer heat initiated a steep correction in U.S. natural gas prices. The downturn spread quickly to other commodities at mid-month, when testimony from Federal Reserve Chairman Ben Bernanke indicated a less robust assessment of U.S. economic growth. Further concerns over U.S. housing caused increasing concerns for beleaguered U.S. mortgage agencies. Heightened fears that Fannie Mae and Freddie Mac were heading towards insolvency prompted a swift official response. The U.S. Treasury proposed formal financial backstops for the

Core Edge Equity Fund

SSgA

Core Edge Equity Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2008 (Unaudited)

agencies. The firm indication of U.S. support for Fannie Mae and Freddie Mac, together with a U.S. Securities and Exchange Commission order intended to curb short sales in several key financial stocks, sparked a vicious rally in shares of banks and brokers.

While the rebound in financials was sharp, it did not come close to recovering the brutal losses that the sector suffered in the first half. Moreover, newly developing weakness in 2008 winners, like energy, materials, and utility shares, prevented many broad equity averages from ending July with a positive return.

As we moved into August 2008, commodity prices remained on the defensive. Paced by a refreshing burst of interest in consumer stocks, most U.S. stocks held well above their July lows throughout August.

The Fund was resilient during these economic inflection points. This can be attributed to the investment process of the Fund, which is designed to participate in up markets while providing downside protection during market declines with considerably less risk than the broad U.S. large cap equity market. Investment decisions are based on the belief that among other characteristics, companies with favorable relative valuations, the ability to support future growth, solid balance sheets, and strong earnings growth outlooks will outperform the market over the long term, while companies with the opposite characteristics will underperform. The Fund is managed to systematically identify and exploit these characteristics utilizing both long and short positions, while lessening downside volatility.

Notes: The following notes relate to the Growth of $10,000 graph and tables on page 83.

  *  The Fund commenced operations on December 17, 2007. Index comparison also began on December 17, 2007.

  #  The Standard & Poor's® 500 Composite Stock Index is composed of 500 common stocks which are chosen by Standard & Poor's Corporation to best capture the price performance of a large cross-section of the US publicly traded stock market. The Index is structured to approximate the general distribution of industries in the US economy.

  +  Annualized.

Performance data reflects an expense limitation currently in effect, without which returns would have been lower.

Core Edge Equity Fund

SSgA

Core Edge Equity Fund

Shareholder Expense Example — August 31, 2008 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated which for this Fund is from March 1, 2008 to August 31, 2008.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2008	$1,000.00	$1,000.00
Ending Account Value August 31, 2008	$1,016.00	$1,015.79
Expenses Paid During Period *	$9.43	$9.42

* Expenses are equal to the Fund's expense ratio of 1.86% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). On an annual basis and based on average daily net assets, the annualized expense ratio is 1.60% not including the dividends from securities sold short as contractually agreed by the advisor. Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

Core Edge Equity Fund

SSgA
Core Edge Equity Fund

Schedule of Investments — August 31, 2008

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 130.3%
Consumer Discretionary - 16.5%
Advance Auto Parts, Inc.	692	30
AnnTaylor Stores Corp. (Æ)(Å)	4,728	115
Apollo Group, Inc. Class A (Æ)(Å)	1,931	123
Autozone, Inc. (Æ)(Å)	1,011	139
Big Lots, Inc. (Æ)(Å)	4,400	130
DISH Network Corp. Class A (Æ)(Å)	336	10
DR Horton, Inc. (Å)	1,723	21
Fossil, Inc. (Æ)(Å)	1,437	43
GameStop Corp. Class A (Æ)(Å)	2,766	121
Gap, Inc. (The) (Å)	6,767	132
Hasbro, Inc.	1,697	63
Johnson Controls, Inc. (Å)	434	13
Lear Corp. (Æ)(Å)	1,862	23
McDonald's Corp. (Å)	2,818	175
NVR, Inc. (Æ)(Å)	205	123
Panera Bread Co. Class A (Æ)	452	24
Polo Ralph Lauren Corp. Class A	648	49
RadioShack Corp. (Å)	6,828	130
Regis Corp.	872	24
TJX Cos., Inc. (Å)	434	16
Walt Disney Co. (The) (Å)	381	12
		1,516
Consumer Staples - 10.6%
Altria Group, Inc. (Å)	5,897	124
BJ's Wholesale Club, Inc. (Æ)	755	29
Casey's General Stores, Inc. (Å)	512	15
Church & Dwight Co., Inc.	823	51
Constellation Brands, Inc. Class A (Æ)(Å)	4,165	88
Fresh Del Monte Produce, Inc. (Æ)(Å)	857	20
Herbalife, Ltd. (Å)	2,475	117
Kroger Co. (The) (Å)	1,757	48
NBTY, Inc. (Æ)	835	28
Philip Morris International, Inc. (Å)	3,133	168
Procter & Gamble Co. (Å)	857	60
Wal-Mart Stores, Inc. (Å)	3,890	230
		978
Energy - 19.7%
Apache Corp. (Å)	857	98
Chevron Corp. (Å)	2,771	239
ConocoPhillips (Å)	2,547	210
Devon Energy Corp. (Å)	336	34
ENSCO International, Inc. (Å)	1,862	126
Exxon Mobil Corp. (Å)	5,731	459
FMC Technologies, Inc. (Æ)(Å)	1,729	93
Hess Corp.	438	46
Massey Energy Co. (Å)	1,439	95
McMoRan Exploration Co. (Æ)(Å)	4,403	120
Occidental Petroleum Corp. (Å)	1,968	156

	Principal Amount ($) or Shares	Market Value $
Stone Energy Corp. (Æ)(Å)	1,784	85
W&T Offshore, Inc. (Å)	1,444	51
		1,812
Financials - 15.1%
American Express Co. (Å)	1,515	60
AON Corp. (Å)	2,824	134
Aspen Insurance Holdings, Ltd. (Å)	3,239	88
Axis Capital Holdings, Ltd. (Å)	2,445	82
Bank of America Corp. (Å)	944	29
Bank of Hawaii Corp. (Å)	2,207	117
Bank of New York Mellon Corp. (The) (Å)	407	14
Cash America International, Inc.	1,125	46
Chubb Corp. (Å)	2,018	97
First Niagara Financial Group, Inc. (Å)	1,349	20
Hudson City Bancorp, Inc. (Å)	915	17
Interactive Brokers Group, Inc. Class A (Æ)(Å)	857	23
JPMorgan Chase & Co. (Å)	2,904	112
Knight Capital Group, Inc. Class A (Æ)(Å)	7,007	121
Moody's Corp. (Å)	3,141	128
Northern Trust Corp. (Å)	521	42
PartnerRe, Ltd. - ADR (Å)	283	19
Raymond James Financial, Inc. (Å)	768	24
RenaissanceRe Holdings, Ltd. (Å)	651	33
TD Ameritrade Holding Corp. (Æ)(Å)	6,400	131
Unum Group (Å)	2,005	51
		1,388
Health Care - 16.9%
Aetna, Inc. (Å)	601	26
Alexion Pharmaceuticals, Inc. (Æ)	347	16
Amedisys, Inc. (Æ)	280	15
AMERIGROUP Corp. (Æ)(Å)	5,006	130
Celgene Corp. (Æ)	770	53
Cigna Corp. (Å)	2,858	120
Eli Lilly & Co. (Å)	388	18
Express Scripts, Inc. Class A (Æ)(Å)	1,924	141
Forest Laboratories, Inc. (Æ)(Å)	3,540	126
Invitrogen Corp. (Æ)(Å)	3,115	132
Johnson & Johnson (Å)	2,371	167
LifePoint Hospitals, Inc. (Æ)	1,190	40
Martek Biosciences Corp. (Æ)(Å)	1,695	57
Myriad Genetics, Inc. (Æ)	1,535	105
OSI Pharmaceuticals, Inc. (Æ)	1,005	51
Owens & Minor, Inc. (Å)	1,182	54
Patterson Cos., Inc. (Æ)(Å)	512	17
Pfizer, Inc. (Å)	5,654	108
St. Jude Medical, Inc. (Æ)	713	33
Thermo Fisher Scientific, Inc. (Æ)(Å)	679	41
United Therapeutics Corp. (Æ)(Å)	984	104
		1,554

Core Edge Equity Fund

SSgA
Core Edge Equity Fund

Schedule of Investments, continued — August 31, 2008

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Industrials - 13.9%
Acuity Brands, Inc. (Å)	345	15
Boeing Co. (Å)	459	30
Caterpillar, Inc. (Å)	2,264	160
Chart Industries, Inc. (Æ)	560	26
Cummins, Inc.	446	29
EMCOR Group, Inc. (Æ)	700	24
Fluor Corp.	567	45
Foster Wheeler, Ltd. (Æ)(Å)	1,606	80
General Electric Co. (Å)	4,043	114
Joy Global, Inc. (Å)	1,428	101
L-3 Communications Holdings, Inc. (Å)	1,138	118
Landstar System, Inc. (Å)	530	26
Lockheed Martin Corp. (Å)	348	41
Navigant Consulting, Inc. (Æ)(Å)	4,236	73
Northrop Grumman Corp. (Å)	158	11
Perini Corp. (Æ)(Å)	3,890	104
Roper Industries, Inc. (Å)	238	14
Shaw Group, Inc. (The) (Æ)(Å)	1,757	87
United Rentals, Inc. (Æ)(Å)	3,211	52
Waste Management, Inc. (Å)	423	15
Watson Wyatt Worldwide, Inc. Class A (Å)	1,349	79
WESCO International, Inc. (Æ)(Å)	857	33
		1,277
Information Technology - 23.8%
Adobe Systems, Inc. (Æ)	702	30
Affiliated Computer Services, Inc. Class A (Æ)(Å)	2,285	122
Analog Devices, Inc.	533	15
Apple, Inc. (Æ)(Å)	178	30
BMC Software, Inc. (Æ)	1,589	52
eBay, Inc. (Æ)(Å)	3,964	99
Google, Inc. Class A (Æ)(Å)	58	27
Hewitt Associates, Inc. Class A (Æ)(Å)	3,360	135
Hewlett-Packard Co. (Å)	2,190	103
Intel Corp. (Å)	1,784	41
InterDigital, Inc. (Æ)(Å)	1,695	45
International Business Machines Corp. (Å)	1,959	238
Mastercard, Inc. Class A (Å)	469	114
Microsoft Corp. (Å)	10,382	283
MicroStrategy, Inc. Class A (Æ)(Å)	423	27
Oracle Corp. (Æ)(Å)	8,480	186
Perot Systems Corp. Class A (Æ)	1,213	22
Plantronics, Inc. (Å)	4,423	114
QLogic Corp. (Æ)(Å)	5,823	109
Seagate Technology (Å)	6,249	93
Symantec Corp. (Æ)(Å)	1,951	43
Texas Instruments, Inc. (Å)	2,784	68
Western Digital Corp. (Æ)(Å)	2,524	69
Western Union Co. (The) (Å)	4,620	128
		2,193

	Principal Amount ($) or Shares	Market Value $
Materials - 7.1%
AK Steel Holding Corp. (Å)	1,754	92
Century Aluminum Co. (Æ)	1,574	77
CF Industries Holdings, Inc. (Å)	512	78
Freeport-McMoRan Copper & Gold, Inc. Class B (Å)	1,274	114
Owens-Illinois, Inc. (Æ)(Å)	690	31
Reliance Steel & Aluminum Co. (Å)	1,517	86
Terra Industries, Inc. (Å)	1,475	74
United States Steel Corp.	142	19
Worthington Industries, Inc. (Å)	4,834	85
		656
Telecommunication Services - 1.6%
ACE, Ltd. (Å)	1,247	65
AT&T, Inc. (Å)	1,528	49
Syniverse Holdings, Inc. (Æ)(Å)	2,207	37
		151
Utilities - 5.1%
American Electric Power Co., Inc. (Å)	336	13
Dominion Resources, Inc. (Å)	2,795	122
Edison International (Å)	2,531	116
Energen Corp. (Å)	1,072	60
Mirant Corp. (Æ)(Å)	3,211	95
SCANA Corp. (Å)	1,695	66
		472
Total Common Stocks (cost $12,095)		11,997
Short-Term Investments - 0.2%
SSgA Prime Money Market Fund	17,355	17
Total Short-Term Investments (cost $17)		17
Total Investments - 130.5% (identified cost $12,112)		12,014
Securities Sold Short - (30.6%)
Consumer Discretionary - (7.7%)
Chico's FAS, Inc. (Æ)	(13,330)	(77)
Coldwater Creek, Inc. (Æ)	(2,574)	(19)
Corinthian Colleges, Inc. (Æ)	(2,174)	(29)
Goodyear Tire & Rubber Co. (The) (Æ)	(3,696)	(72)
Office Depot, Inc. (Æ)	(10,540)	(74)
Orient-Express Hotels, Ltd. Class A	(631)	(23)
PetSmart, Inc.	(3,303)	(89)
Pinnacle Entertainment, Inc. (Æ)	(6,350)	(70)
Ruby Tuesday, Inc. (Æ)	(6,034)	(42)
Saks, Inc. (Æ)	(6,561)	(75)
Scientific Games Corp. Class A (Æ)	(2,218)	(67)

Core Edge Equity Fund

SSgA
Core Edge Equity Fund

Schedule of Investments, continued — August 31, 2008

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Sotheby's Class A	(2,187)	(59)
Volcom, Inc. (Æ)	(697)	(12)
		(708)
Energy - (3.3%)
ATP Oil & Gas Corp. (Æ)	(2,846)	(73)
Exterran Holdings, Inc. (Æ)	(993)	(45)
Frontier Oil Corp.	(4,637)	(90)
Global Industries, Ltd. (Æ)	(3,515)	(34)
Tesoro Corp.	(3,556)	(66)
		(308)
Financials - (4.0%)
Apollo Investment Corp.	(780)	(14)
BRE Properties, Inc. Class A (ö)	(846)	(41)
CIT Group, Inc.	(7,827)	(81)
First Horizon National Corp.	(5,552)	(62)
Forest City Enterprises, Inc. Class A	(1,551)	(45)
Post Properties, Inc. (ö)	(2,561)	(81)
UDR, Inc. (ö)	(1,945)	(48)
		(372)
Health Care - (4.2%)
Advanced Medical Optics, Inc. (Æ)	(1,064)	(23)
Allscripts Healthcare Solutions, Inc. (Æ)	(3,862)	(55)
Cepheid, Inc. (Æ)	(1,458)	(27)
Eclipsys Corp. (Æ)	(742)	(17)
Human Genome Sciences, Inc. (Æ)	(7,326)	(54)
Immucor, Inc. (Æ)	(780)	(25)
Inverness Medical Innovations, Inc. (Æ)	(1,784)	(63)
Onyx Pharmaceuticals, Inc. (Æ)	(697)	(28)
Parexel International Corp. (Æ)	(1,111)	(35)
Sepracor, Inc. (Æ)	(2,979)	(55)
		(382)
Industrials - (5.3%)
AAR Corp. (Æ)	(3,630)	(58)
Astec Industries, Inc. (Æ)	(993)	(34)
BE Aerospace, Inc. (Æ)	(2,043)	(49)
Energy Conversion Devices, Inc. (Æ)	(993)	(75)
Evergreen Solar, Inc. (Æ)	(4,699)	(44)
Hexcel Corp. (Æ)	(3,074)	(64)
Lindsay Corp.	(697)	(57)
Mine Safety Appliances Co.	(1,250)	(45)
UAL Corp.	(5,382)	(60)
		(486)

	Principal Amount ($) or Shares	Market Value $
Information Technology - (3.1%)
Cognizant Technology Solutions Corp. Class A (Æ)	(399)	(12)
Cypress Semiconductor Corp. (Æ)	(1,182)	(38)
Lawson Software, Inc. (Æ)	(1,013)	(8)
Novell, Inc. (Æ)	(1,644)	(11)
Omniture, Inc. (Æ)	(2,091)	(37)
Riverbed Technology, Inc. (Æ)	(3,470)	(59)
Synchronoss Technologies, Inc. (Æ)	(4,490)	(57)
VeriFone Holdings, Inc. (Æ)	(3,220)	(65)
		(287)
Materials - (3.0%)
Haynes International, Inc. (Æ)	(631)	(37)
Louisiana-Pacific Corp.	(4,727)	(46)
RTI International Metals, Inc. (Æ)	(2,459)	(83)
Texas Industries, Inc.	(465)	(24)
Titanium Metals Corp.	(5,705)	(83)
		(273)
Total Securities Sold Short (proceeds $3,173)		(2,816)
Other Assets and Liabilities, Net - 0.1%		9
Net Assets - 100.0%		9,207

See accompanying notes which are an integral part of the financial statements.

Core Edge Equity Fund

SSgA
Core Edge Equity Fund

Presentation of Portfolio Holdings — August 31, 2008

Categories	% of Net Assets
Consumer Discretionary	16.5
Consumer Staples	10.6
Energy	19.7
Financials	15.1
Health Care	16.9
Industrials	13.9
Information Technology	23.8
Materials	7.1
Telecommunication Services	1.6
Utilities	5.1
Short-Term Investments	0.2
Total Investments	130.5
Securities Sold Short	(30.6)
Other Assets and Liabilities, Net	0.1
100.0

See accompanying notes which are an integral part of the financial statements.

Core Edge Equity Fund

SSgA
Equity Funds

Notes to Schedules of Investments — August 31, 2008

Footnotes:

(Æ)  Nonincome-producing security.

(ö)  Real Estate Investment Trust (REIT).

(§)  All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.

(å)  Cash collateral balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.

(ÿ)  Rate noted is yield-to-maturity from date of acquisition.

(ç)  Fair value is at amortized cost, which approximate market.

(Ê)  Adjustable or floating rate security. Rate shown reflects rate in effect at period end.

(Ñ)  All or a portion of the shares of this security are on loan.

(d)  Affiliate; the security is purchased with the cash collateral from the securities loaned.

(Å)  Held as collateral in connection with securities sold short.

(l)  Restricted security (144A). Security may have contractual restriction on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.

±  Less than $500.

Abbreviations:

ADR - American Depositary Receipt

ADS - American Depositary Share

CME - Chicago Mercantile Exchange

CMO - Collateralized Mortgage Obligation

CVO - Contingent Value Obligation

FDIC - Federal Deposit Insurance Company

GDR - Global Depositary Receipt

GDS - Global Depositary Share

LIBOR - London Interbank Offered Rate

PIK - Payment in Kind

REMIC - Real Estate Mortgage Investment Conduit

STRIP - Separate Trading of Registered Interest and Principal of Securities

TBA - To Be Announced Security

Notes to Schedules of Investments

SSgA
Equity Funds

Statements of Assets and Liabilities — August 31, 2008

Amounts in thousands	Disciplined Equity Fund	Small Cap Fund	Core Opportunities Fund	Tuckerman Active REIT Fund	Aggressive Equity Fund	IAM SHARES Fund
Assets
Investments, at identified cost	$151,252	$30,587	$59,088	$140,926	$9,337	$193,678
Investments, at market*	161,027	31,627	64,031	178,842	9,600	214,436
Cash	—	—	—	—	—	—
Cash (restricted)	—	—	—	—	—	—
Deposits with brokers for securities sold short**	—	—	—	—	—	—
Receivables:
Dividends and interest	388	23	112	75	18	486
Investments sold	—	4,340	—	486	74	—
Fund shares sold	13	108	26	816	2	8
From Advisor	—	5	5	34	19	—
Daily variation margin on futures contracts	—	—	—	—	—	—
Prepaid expenses	2	—	—	3	—	3
Total assets	161,430	36,103	64,174	180,256	9,713	214,933
Liabilities
Payables:
Due to custodian	—	3,948	—	—	—	—
Investments purchased	3	1	2	6	—	8
Fund shares redeemed	152	28	54	94	—	—
Accrued fees to affiliates	86	65	79	173	30	86
Other accrued expenses	38	27	23	34	25	33
Daily variation margin on futures contracts	19	—	—	—	—	58
Dividends for securities sold short	—	—	—	—	—	—
Securities sold short, at market value**	—	—	—	—	—	—
Payable upon return of securities loaned	10,767	5,080	8,274	21,665	1,928	14,797
Total liabilities	11,065	9,149	8,432	21,972	1,983	14,982
Net Assets	$150,365	$26,954	$55,742	$158,284	$7,730	$199,951
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$696	$(18)	$125	$238	$14	$900
Accumulated net realized gain (loss)	(59,035)	(17,038)	(64,745)	7,024	(2,190)	(16,664)
Unrealized appreciation (depreciation) on:
Investments	9,775	1,040	4,943	37,916	263	20,758
Futures contracts	(7)	—	—	—	—	(289)
Securities sold short**	—	—	—	—	—	—
Shares of beneficial interest	15	1	3	11	2	20
Additional paid-in capital	198,921	42,969	115,416	113,095	9,641	195,226
Net Assets	$150,365	$26,954	$55,742	$158,284	$7,730	$199,951
Net Asset Value, offering and redemption price per share:
Net asset value per share: Institutional Class***	$9.99	$22.14	$20.14	$14.00	$3.41	$9.89
Net assets	$150,365,444	$25,927,238	$55,657,998	$158,283,682	$7,390,158	$199,950,562
Shares outstanding ($.001 par value)	15,051,230	1,170,963	2,764,234	11,307,005	2,164,812	20,222,557
Net asset value per share: Class R***	$—	$21.99	$20.10	$—	$3.36	$—
Net assets	$—	$1,027,148	$84,293	$—	$339,956	$—
Shares outstanding ($.001 par value)	—	46,704	4,193	—	101,036	—
Amounts in thousands
* Securities on loan included in investments	$15,496	$4,905	$10,537	$27,061	$1,863	$21,519
** Proceeds on securities sold short	$—	$—	$—	$—	$—	$—
*** Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Statements of Assets and Liabilities

Amounts in thousands	Concentrated Growth Opportunities Fund	Large Cap Value Fund	Enhanced Small Cap Fund	Directional Core Equity Fund	Core Edge Equity Fund
Assets
Investments, at identified cost	$5,261	$4,561	$41,744	$8,495	$12,112
Investments, at market*	5,748	4,829	40,978	8,903	12,014
Cash	—	—	—	521	—
Cash (restricted)	—	—	43	—	11
Deposits with brokers for securities sold short**	—	—	—	2,803	—
Receivables:
Dividends and interest	4	13	24	13	25
Investments sold	72	—	5,151	—	1,447
Fund shares sold	—	—	—	—	—
From Advisor	16	14	22	24	21
Daily variation margin on futures contracts	—	—	7	—	—
Prepaid expenses	1	—	1	—	—
Total assets	5,841	4,856	46,226	12,264	13,518
Liabilities
Payables:
Due to custodian	—	—	852	—	—
Investments purchased	66	—	3,264	2	1,440
Fund shares redeemed	—	60	53	1	—
Accrued fees to affiliates	20	18	46	27	30
Other accrued expenses	23	16	23	23	23
Daily variation margin on futures contracts	—	—	—	—	—
Dividends for securities sold short	—	—	—	2	2
Securities sold short, at market value**	—	—	—	2,360	2,816
Payable upon return of securities loaned	—	—	—	—	—
Total liabilities	109	94	4,238	2,415	4,311
Net Assets	$5,732	$4,762	$41,988	$9,849	$9,207
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(9)	$67	$335	$169	$—
Accumulated net realized gain (loss)	(618)	(822)	(4,986)	(3,153)	(947)
Unrealized appreciation (depreciation) on:
Investments	487	268	(766)	408	(98)
Futures contracts	—	—	7	—	—
Securities sold short**	—	—	—	(10)	357
Shares of beneficial interest	1	1	4	1	1
Additional paid-in capital	5,871	5,248	47,394	12,434	9,894
Net Assets	$5,732	$4,762	$41,988	$9,849	$9,207
Net Asset Value, offering and redemption price per share:
Net asset value per share: Institutional Class***	$8.97	$8.69	$10.01	$10.14	$9.50
Net assets	$5,731,753	$4,761,783	$41,987,759	$9,849,337	$9,206,949
Shares outstanding ($.001 par value)	638,785	548,200	4,192,684	970,866	968,835
Net asset value per share: Class R***	$—	$—	$—	$—	$—
Net assets	$—	$—	$—	$—	$—
Shares outstanding ($.001 par value)	—	—	—	—	—
Amounts in thousands
* Securities on loan included in investments	$—	$—	$—	$—	$—
** Proceeds on securities sold short	$—	$—	$—	$2,350	$3,173
*** Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Statements of Assets and Liabilities

SSgA
Equity Funds

Statements of Operations — For the Period Ended August 31, 2008

Amounts in thousands	Disciplined Equity Fund	Small Cap Fund	Core Opportunities Fund	Tuckerman Active REIT Fund	Aggressive Equity Fund	IAM SHARES Fund
Investment Income
Dividends	$4,298	$525	$1,114	$3,448	$179	$4,744
Dividends from affiliated money market fund	60	—	34	—	—	—
Interest	5	—	—	—	—	8
Securities lending income	102	163	54	103	16	126
Total investment income	4,465	688	1,202	3,551	195	4,878
Expenses
Advisory fees	508	500	504	846	114	541
Administrative fees	94	51	51	71	35	98
Custodian fees	77	79	40	41	39	58
Distribution fees	92	47	54	175	23	95
Distribution fees — Class R	—	1	—	—	— *	—
Transfer agent fees	45	73	61	78	56	31
Professional fees	55	33	30	41	38	47
Registration fees	29	48	46	37	50	26
Shareholder servicing fees	85	55	82	84	5	54
Shareholder servicing fees — Class R	—	6	—	—	1	—
Trustees' fees	16	13	13	14	12	17
Insurance fees	4	1	1	3	— *	3
Printing fees	20	12	8	31	7	16
Dividends from securities sold short	—	—	—	—	—	—
Miscellaneous	7	6	7	4	3	6
Expenses before reductions	1,032	925	897	1,425	383	992
Expense reductions	(1)	(5)	(158)	(124)	(214)	— *
Net expenses	1,031	920	739	1,301	169	992
Net investment income (loss)	3,434	(232)	463	2,250	26	3,886
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(2,633)	(17,031)	2,489	17,408	(2,190)	707
Futures contracts	(293)	(24)	—	—	—	(782)
Securities sold short	—	—	—	—	—	—
Net realized gain (loss)	(2,926)	(17,055)	2,489	17,408	(2,190)	(75)
Net change in unrealized appreciation (depreciation) on:
Investments	(31,341)	(2,223)	(9,678)	(30,471)	(666)	(30,060)
Futures contracts	(46)	23	—	—	—	(161)
Securities sold short	—	—	—	—	—	—
Net change in unrealized appreciation (depreciation)	(31,387)	(2,200)	(9,678)	(30,471)	(666)	(30,221)
Net realized and unrealized gain (loss)	(34,313)	(19,255)	(7,189)	(13,063)	(2,856)	(30,296)
Net Increase (Decrease) in Net Assets from Operations	$(30,879)	$(19,487)	$(6,726)	$(10,813)	$(2,830)	$(26,410)

*  Less than $500.

**  For the period ended December 17, 2007 (commencement of operation) to August 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Statements of Operations

Amounts in thousands	Concentrated Growth Opportunities Fund	Large Cap Value Fund	Enhanced Small Cap Fund	Directional Core Equity Fund	Core Edge Equity Fund**
Investment Income
Dividends	$130	$249	$669	$292	$171
Dividends from affiliated money market fund	8	4	—	—	9
Interest	—	—	—	275	—
Securities lending income	—	—	—	—	—
Total investment income	138	253	669	567	180
Expenses
Advisory fees	108	86	197	268	123
Administrative fees	36	35	44	37	24
Custodian fees	24	36	83	39	34
Distribution fees	4	3	15	13	1
Distribution fees — Class R	—	—	—	—	—
Transfer agent fees	28	26	34	47	13
Professional fees	47	33	41	36	34
Registration fees	25	23	27	32	22
Shareholder servicing fees	4	3	14	38	2
Shareholder servicing fees — Class R	—	—	—	—	—
Trustees' fees	14	14	13	12	13
Insurance fees	—	—	1	— *	—
Printing fees	1	1	4	8	2
Dividends from securities sold short	—	—	—	55	25
Miscellaneous	4	2	2	3	1
Expenses before reductions	295	262	475	588	294
Expense reductions	(137)	(136)	(147)	(190)	(111)
Net expenses	158	126	328	398	183
Net investment income (loss)	(20)	127	341	169	(3)
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(563)	(800)	(5,057)	(3,392)	(1,218)
Futures contracts	—	—	45	—	—
Securities sold short	—	—	—	662	274
Net realized gain (loss)	(563)	(800)	(5,012)	(2,730)	(944)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,354)	(1,385)	(364)	(1,575)	(98)
Futures contracts	—	—	35	—	—
Securities sold short	—	—	—	(5)	357
Net change in unrealized appreciation (depreciation)	(1,354)	(1,385)	(329)	(1,580)	259
Net realized and unrealized gain (loss)	(1,917)	(2,185)	(5,341)	(4,310)	(685)
Net Increase (Decrease) in Net Assets from Operations	$(1,937)	$(2,058)	$(5,000)	$(4,141)	$(688)

See accompanying notes which are an integral part of the financial statements.

Statements of Operations

SSgA
Equity Funds

Statements of Changes in Net Assets — For the Periods Ended August 31,

	Disciplined Equity Fund		Small Cap Fund		Core Opportunities Fund		Tuckerman Active REIT Fund
Amounts in thousands	2008	2007	2008	2007	2008	2007	2008	2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,434	$3,369	$(232)	$99	$463	$450	$2,250	$1,773
Net realized gain (loss)	(2,926)	17,549	(17,055)	13,122	2,489	13,370	17,408	23,367
Net change in unrealized appreciation (depreciation)	(31,387)	13,658	(2,200)	(1,693)	(9,678)	800	(30,471)	(16,467)
Net increase (decrease) in net assets from operations	(30,879)	34,576	(19,487)	11,528	(6,726)	14,620	(10,813)	8,673
Distributions
From net investment income
Institutional Class	(3,500)	(3,522)	(100)	—	(403)	(584)	(2,000)	(2,527)
Class R	—	—	—	— *	(1)	— *	—	—
From net realized gain
Institutional Class	—	—	(10,341)	(6,517)	—	—	(29,692)	(13,741)
Class R	—	—	(140)	(81)	—	—	—	—
Net decrease in net assets from distributions	(3,500)	(3,522)	(10,581)	(6,598)	(404)	(584)	(31,692)	(16,268)
Share Transactions
Net increase (decrease) in net assets from share transactions	(63,284)	(2,738)	(49,645)	(24,611)	(25,073)	(45,014)	64,503	(53,287)
Redemption Fees	—	—	—	—	—	—	—	—
Total Net Increase (Decrease) in Net Assets	(97,663)	28,316	(79,713)	(19,681)	(32,203)	(30,978)	21,998	(60,882)
Net Assets
Beginning of period	248,028	219,712	106,667	126,348	87,945	118,923	136,286	197,168
End of period	$150,365	$248,028	$26,954	$106,667	$55,742	$87,945	$158,284	$136,286
Undistributed (overdistributed) net investment income included in net assets	$696	$756	$(18)	$84	$125	$67	$238	$(11)

*  Includes Class R distributions of less than $500.

See accompanying notes which are an integral part of the financial statements.

Statements of Changes in Net Assets

	Aggressive Equity Fund		IAM SHARES Fund		Concentrated Growth Opportunities Fund		Large Cap Value Fund
Amounts in thousands	2008	2007	2008	2007	2008	2007	2008	2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$26	$29	$3,886	$3,442	$(20)	$(19)	$127	$151
Net realized gain (loss)	(2,190)	6,391	(75)	(2,934)	(563)	3,233	(800)	2,382
Net change in unrealized appreciation (depreciation)	(666)	(2,609)	(30,221)	30,717	(1,354)	294	(1,385)	(208)
Net increase (decrease) in net assets from operations	(2,830)	3,811	(26,410)	31,225	(1,937)	3,508	(2,058)	2,325
Distributions
From net investment income
Institutional Class	(25)	(242)	(3,750)	(3,419)	—	—	(133)	(170)
Class R	—	— *	—	—	—	—	—	—
From net realized gain
Institutional Class	(5,265)	(6,961)	—	—	(2,640)	—	(2,283)	(1,769)
Class R	(75)	(37)	—	—	—	—	—	—
Net decrease in net assets from distributions	(5,365)	(7,240)	(3,750)	(3,419)	(2,640)	—	(2,416)	(1,939)
Share Transactions
Net increase (decrease) in net assets from share transactions	(15,722)	(10,807)	174	2,507	(6,284)	(8,160)	(4,178)	(4,771)
Redemption Fees	—	—	—	—	—	—	—	—
Total Net Increase (Decrease) in Net Assets	(23,917)	(14,236)	(29,986)	30,313	(10,861)	(4,652)	(8,652)	(4,385)
Net Assets
Beginning of period	31,647	45,883	229,937	199,624	16,593	21,245	13,414	17,799
End of period	$7,730	$31,647	$199,951	$229,937	$5,732	$16,593	$4,762	$13,414
Undistributed (overdistributed) net investment income included in net assets	$14	$12	$900	$808	$(9)	$(9)	$67	$73

See accompanying notes which are an integral part of the financial statements.

Statements of Changes in Net Assets

SSgA
Equity Funds

Statements of Changes in Net Assets — For the Periods Ended August 31,

	Enhanced Small Cap Fund		Directional Core Equity		Core Edge Equity Fund
Amounts in thousands	2008	2007	2008	2007	2008**
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$341	$270	$169	$570	$(3)
Net realized gain (loss)	(5,012)	1,762	(2,730)	(400)	(944)
Net change in unrealized appreciation (depreciation)	(329)	(1,719)	(1,580)	1,281	259
Net increase (decrease) in net assets from operations	(5,000)	313	(4,141)	1,451	(688)
Distributions
From net investment income
Institutional Class	(232)	(75)	(472)	(221)	—
Class R	—	—	—	—	—
From net realized gain
Institutional Class	(1,564)	(1,374)	—	(274)	—
Class R	—	—	—	—	—
Net decrease in net assets from distributions	(1,796)	(1,449)	(472)	(495)	—
Share Transactions
Net increase (decrease) in net assets from share transactions	6,060	26,764	(27,353)	16,268	9,895
Redemption Fees	—	—	—	2	—
Total Net Increase (Decrease) in Net Assets	(736)	25,628	(31,966)	17,226	9,207
Net Assets
Beginning of period	42,724	17,096	41,815	24,589	—
End of period	$41,988	$42,724	$9,849	$41,815	$9,207
Undistributed (overdistributed) net investment income included in net assets	$335	$225	$169	$468	$—

*  Includes Class R distributions of less than $500.

**  For the period December 17, 2007 (commencement of operations) to August 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Statements of Changes in Net Assets

SSgA

Equity Funds

Statement of Cash Flows — For the period December 17, 2007
(commencement of operations) to August 31, 2008

Amounts in thousands	Core Edge Equity Fund*
Increase (Decrease) in Cash
Cash flows from operating activities
Net decrease in net assets from operations	$(688)
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities
Purchase of investment securities	(48,996)
Proceeds from disposition of investment securities	36,314
Purchase and sale of short-term investment securities, net	(17)
Increase in deposits with brokers for short sales	(11)
Increase in receivables for dividends and interest	(25)
Increase in receivables for investments sold	(1,447)
Increase in receivables from advisor	(21)
Increase in securities sold short	2,816
Increase in payables for investments purchased	1,440
Increase in payables for accrued fees to affiliates	30
Increase in payables for other accrued expenses	23
Increase in payables for dividends from securities sold short	2
Change in unrealized appreciation on investments	(259)
Net realized loss on investments	944
Net cash used in operating activities	$(9,895)
Cash flows from financing activities
Proceeds from shares sold	16,745
Payment on shares redeemed	(6,850)
Net cash provided by financing activities	9,895
Net increase in cash	—
Cash:
Beginning balance of period	—
Ending balance of period	$—

*  The Core Edge Equity Fund is the only fund presented herein required to prepare a Statement of Cash Flows.

See accompanying notes which are an integral part of the financial statements.

Statement of Cash Flows

SSgA
Equity Funds

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)	$ Net Realized and Unrealized Gain (Loss)	$ Total Income from Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Total Distributions
Disciplined Equity Fund
August 31, 2008	11.83	.19	(1.85)	(1.66)	(.18)	—	(.18)
August 31, 2007	10.38	.16	1.46	1.62	(.17)	—	(.17)
August 31, 2006	9.65	.15	.72	.87	(.14)	—	(.14)
August 31, 2005	8.73	.15	.90	1.05	(.13)	—	(.13)
August 31, 2004	7.97	.11	.76	.87	(.11)	—	(.11)
Small Cap Fund
Insititutional Class
August 31, 2008	30.06	(.08)	(4.75)	(4.83)	(.03)	(3.06)	(3.09)
August 31, 2007	29.32	.03	2.24	2.27	—	(1.53)	(1.53)
August 31, 2006	29.86	(.08)	.76	.68	— (b)	(1.22)	(1.22)
August 31, 2005	24.85	(.03)	6.34	6.31	—	(1.30)	(1.30)
August 31, 2004	22.25	(.03)	2.67	2.64	(.04)	—	(.04)
Class R
August 31, 2008	29.87	(.11)	(4.71)	(4.82)	—	(3.06)	(3.06)
August 31, 2007	29.28	(.14)	2.26	2.12	—	(1.53)	(1.53)
August 31, 2006	29.80	(.24)	.94	.70	—	(1.22)	(1.22)
August 31, 2005	24.86	(.15)	6.39	6.24	—	(1.30)	(1.30)
August 31, 2004 (1)	24.48	— (b)	.38	.38	—	—	—
Core Opportunities Fund
Insititutional Class
August 31, 2008	22.92	.15	(2.80)	(2.65)	(.13)	—	(.13)
August 31, 2007	20.32	.09	2.62	2.71	(.11)	—	(.11)
August 31, 2006	19.39	.08	.93	1.01	(.08)	—	(.08)
August 31, 2005	17.37	.17	1.99	2.16	(.14)	—	(.14)
August 31, 2004	17.03	.05	.35	.40	(.06)	—	(.06)
Class R
August 31, 2008	22.83	.19	(2.79)	(2.60)	(.13)	—	(.13)
August 31, 2007	20.25	(.02)	2.61	2.59	(.01)	—	(.01)
August 31, 2006	19.35	— (b)	.91	.91	(.01)	—	(.01)
August 31, 2005	17.38	.02	2.10	2.12	(.15)	—	(.15)
August 31, 2004 (1)	17.77	.02	(.41)	(.39)	—	—	—
Tuckerman Active REIT Fund
August 31, 2008	19.58	.26	(1.31)	(1.05)	(.24)	(4.29)	(4.53)
August 31, 2007	20.55	.19	.50	.69	(.27)	(1.39)	(1.66)
August 31, 2006	17.05	.30	4.06	4.36	(.28)	(.58)	(.86)
August 31, 2005	14.20	.34	3.62	3.96	(.34)	(.77)	(1.11)
August 31, 2004	11.45	.34	3.15	3.49	(.34)	(.40)	(.74)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

	$ Net Asset Value, End of Period	% Total Return(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(d)(e)	% Ratio of Expenses to Average Net Assets, Gross(d)	% Ratio of Net Investment Income to Average Net Assets(d)(e)	% Portfolio Turnover Rate(c)
Disciplined Equity Fund
August 31, 2008	9.99	(14.13)	150,365	.51	.51	1.69	70
August 31, 2007	11.83	15.66	248,028	.45	.45	1.38	53
August 31, 2006	10.38	9.10	219,712	.45	.46	1.47	44
August 31, 2005	9.65	12.14	237,100	.46	.46	1.60	34
August 31, 2004	8.73	10.93	251,932	.41	.41	1.30	36
Small Cap Fund
Insititutional Class
August 31, 2008	22.14	(17.93)	25,927	1.38	1.38	(.35)	159
August 31, 2007	30.06	7.70	105,292	1.11	1.11	.08	125
August 31, 2006	29.32	2.59	124,775	1.10	1.10	(.30)	83
August 31, 2005	29.86	26.06	820,473	1.05	1.05	(.10)	84
August 31, 2004	24.85	11.87	531,343	1.04	1.04	(.13)	122
Class R
August 31, 2008	21.99	(18.05)	1,027	1.60	1.86	(.49)	159
August 31, 2007	29.87	7.18	1,375	1.60	1.68	(.45)	125
August 31, 2006	29.28	2.66	1,574	1.60	1.70	(.79)	83
August 31, 2005	29.80	25.75	481	1.54	1.54	(.52)	84
August 31, 2004 (1)	24.86	1.55	10	.90	.90	(.06)	122
Core Opportunities Fund
Insititutional Class
August 31, 2008	20.14	(11.60)	55,658	1.10	1.33	.69	49
August 31, 2007	22.92	13.36	87,831	1.10	1.21	.40	47
August 31, 2006	20.32	5.22	118,785	1.10	1.16	.41	61
August 31, 2005	19.39	12.47	142,823	1.10	1.13	.93	59
August 31, 2004	17.37	2.32	312,248	1.06	1.06	.27	57
Class R
August 31, 2008	20.10	(11.42)	84	.93	1.16	.88	49
August 31, 2007	22.83	12.79	114	1.59	1.70	(.09)	47
August 31, 2006	20.25	4.68	138	1.60	1.66	.01	61
August 31, 2005	19.35	12.21	116	1.60	1.66	.08	59
August 31, 2004 (1)	17.38	(2.18)	10	.91	.91	.31	57
Tuckerman Active REIT Fund
August 31, 2008	14.00	(6.47)	158,284	1.00	1.10	1.73	35
August 31, 2007	19.58	2.98	136,286	1.00	1.06	.89	32
August 31, 2006	20.55	26.82	197,168	1.00	1.05	1.66	36
August 31, 2005	17.05	28.97	153,296	1.00	1.08	2.18	35
August 31, 2004	14.20	31.46	124,704	1.00	1.10	2.71	52

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

SSgA
Equity Funds

Financial Highlights, continued — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)		$ Net Realized and Unrealized Gain (Loss)	$ Total Income from Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Total Distributions
Aggressive Equity Fund
Insititutional Class
August 31, 2008	5.05	.01		(.72)	(.71)	— (b)	(.93)	(.93)
August 31, 2007	5.55	—	(b)	.39	.39	(.03)	(.86)	(.89)
August 31, 2006	5.52	.02		.37	.39	(.01)	(.35)	(.36)
August 31, 2005	4.94	.04		.61	.65	(.07)	—	(.07)
August 31, 2004	4.56	.03		.35	.38	—	—	—
Class R
August 31, 2008	5.00	(.01)		(.70)	(.71)	— (b)	(.93)	(.93)
August 31, 2007	5.51	(.02)		.37	.35	—	(.86)	(.86)
August 31, 2006	5.50	—	(b)	.36	.36	—	(.35)	(.35)
August 31, 2005	4.94	—	(b)	.63	.63	(.07)	—	(.07)
August 31, 2004 (1)	4.90	.01		.03	.04	—	—	—
IAM SHARES Fund
August 31, 2008	11.37	.19		(1.49)	(1.30)	(.18)	—	(.18)
August 31, 2007	9.98	.17		1.39	1.56	(.17)	—	(.17)
August 31, 2006	9.26	.15		.71	.86	(.14)	—	(.14)
August 31, 2005	8.48	.16		.76	.92	(.14)	—	(.14)
August 31, 2004	7.80	.11		.68	.79	(.11)	—	(.11)
Concentrated Growth Opportunities Fund
August 31, 2008	12.18	(.01)		(1.39)	(1.40)	—	(1.81)	(1.81)
August 31, 2007	10.39	(.01)		1.80	1.79	—	—	—
August 31, 2006	10.21	—	(b)	.18	.18	—	—	—
August 31, 2005	9.37	.05		.84	.89	(.05)	—	(.05)
August 31, 2004 (2)	10.00	—	(b)	(.63)	(.63)	—	—	—
Large Cap Value Fund
August 31, 2008	12.40	.11		(1.66)	(1.55)	(.11)	(2.05)	(2.16)
August 31, 2007	12.30	.11		1.33	1.44	(.12)	(1.22)	(1.34)
August 31, 2006	11.40	.13		1.24	1.37	(.15)	(.32)	(.47)
August 31, 2005	9.73	.12		1.63	1.75	(.08)	—	(.08)
August 31, 2004 (2)	10.00	.03		(.30)	(.27)	—	—	—
Enhanced Small Cap Fund
August 31, 2008	11.79	.08		(1.38)	(1.30)	(.06)	(.42)	(.48)
August 31, 2007	11.72	.10		.77	.87	(.04)	(.76)	(.80)
August 31, 2006	10.85	.04		.98	1.02	(.04)	(.11)	(.15)
August 31, 2005 (3)	10.00	.02		.83	.85	—	—	—
Directional Core Equity Fund
August 31, 2008	12.09	.09		(1.90)	(1.81)	(.14)	—	(.14)
August 31, 2007	11.54	.20		.56	.76	(.09)	(.12)	(.21)
August 31, 2006	10.63	.11		.85	.96	(.05)	—	(.05)
August 31, 2005 (4)	10.00	.02		.61	.63	—	—	—
Core Edge Equity Fund
August 31, 2008 (5)	10.00	—		(.50)	(.50)	—	—	—

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

	$ Net Asset Value, End of Period	% Total Return(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(d)(e)		% Ratio of Expenses to Average Net Assets, Gross(d)	% Ratio of Net Investment Income to Average Net Assets(d)(e)	% Portfolio Turnover Rate(c)
Aggressive Equity Fund
Insititutional Class
August 31, 2008	3.41	(17.16)	7,390	1.10		2.51	.18	132
August 31, 2007	5.05	7.38	31,249	1.10		1.44	.07	160
August 31, 2006	5.55	7.65	45,657	1.10		1.33	.45	118
August 31, 2005	5.52	13.16	56,264	1.10		1.31	.80	148
August 31, 2004	4.94	8.42	66,161	1.10		1.14	.54	185
Class R
August 31, 2008	3.36	(17.48)	340	1.60		3.06	(.18)	132
August 31, 2007	5.00	6.72	398	1.57		2.41	(.37)	160
August 31, 2006	5.51	7.11	226	1.60		1.92	(.04)	118
August 31, 2005	5.50	12.70	251	1.60		1.92	(.07)	148
August 31, 2004 (1)	4.94	1.02	10	1.02		1.17	.42	185
IAM SHARES Fund
August 31, 2008	9.89	(11.52)	199,951	.46		.46	1.80	2
August 31, 2007	11.37	15.74	229,937	.45		.45	1.56	6
August 31, 2006	9.98	9.38	199,624	.47		.47	1.51	12
August 31, 2005	9.26	10.95	185,868	.46		.46	1.76	13
August 31, 2004	8.48	10.18	167,627	.44		.44	1.35	3
Concentrated Growth Opportunities Fund
August 31, 2008	8.97	(13.93)	5,732	1.10		2.05	(.14)	78
August 31, 2007	12.18	17.23	16,593	1.10		1.60	(.09)	101
August 31, 2006	10.39	1.76	21,245	1.10		1.44	(.03)	62
August 31, 2005	10.21	9.51	18,961	1.10		1.63	.47	77
August 31, 2004 (2)	9.37	(6.30)	19,066	1.10		2.24	(.05)	142
Large Cap Value Fund
August 31, 2008	8.69	(15.61)	4,762	1.10		2.29	1.11	188
August 31, 2007	12.40	12.54	13,414	1.10		1.73	.88	108
August 31, 2006	12.30	12.50	17,799	1.10		1.65	1.15	98
August 31, 2005	11.40	18.05	15,426	1.10		1.80	1.11	86
August 31, 2004 (2)	9.73	(2.70)	15,728	1.10		2.62	.82	143
Enhanced Small Cap Fund
August 31, 2008	10.01	(11.54)	41,988	.75		1.09	.78	93
August 31, 2007	11.79	7.49	42,724	.75		1.15	.81	49
August 31, 2006	11.72	9.54	17,096	.75		1.55	.36	76
August 31, 2005 (3)	10.85	8.50	14,114	.75		2.73	.54	24
Directional Core Equity Fund
August 31, 2008	10.14	(15.10)	9,849	1.86	(f)	2.74	.79	114
August 31, 2007	12.09	6.65	41,815	1.72	(f)	2.16	1.59	185
August 31, 2006	11.54	9.06	24,589	1.79	(f)	2.61	.95	108
August 31, 2005 (4)	10.63	6.30	3,370	1.81	(f)	6.14	.48	95
Core Edge Equity Fund
August 31, 2008 (5)	9.50	(5.00)	9,207	1.86	(f)	2.98	(.03)	125

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

SSgA
Equity Funds

Notes to Financial Highlights — August 31, 2008

(1)  For the period May 14, 2004 (commencement of sale) to August 31, 2004.

(2)  For the period March 30, 2004 (commencement of operations) to August 31, 2004.

(3)  For the period March 22, 2005 (commencement of operations) to August 31, 2005.

(4)  For the period May 11, 2005 (commencement of operations) to August 31, 2005.

(5)  For the period December 17, 2007 (commencement of operations) to August 31, 2008.

(a)  Average month-end shares outstanding were used for this calculation.

(b)  Less than $0.005 per share

(c)  Periods less than one year are not annualized.

(d)  The ratios for periods less than one year are annualized.

(e)  May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.

  The custody credit arrangements had an impact of less than .005% per share.

(f)  The annualized net expense ratio is 1.60% not including the dividends from securities sold short as contractually agreed by the Advisor.

Notes to Financial Highlights

SSgA

Equity Funds

Notes to Financial Statements — August 31, 2008

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 26 investment portfolios, which are in operation as of August 31, 2008. These financial statements report on 11 funds, the SSgA Disciplined Equity Fund, SSgA Small Cap Fund, SSgA Core Opportunities Fund, SSgA Tuckerman Active REIT Fund, SSgA Aggressive Equity Fund, SSgA IAM SHARES Fund, SSgA Concentrated Growth Opportunities Fund, SSgA Large Cap Value Fund, SSgA Enhanced Small Cap Fund, SSgA Directional Core Equity Fund and SSgA Core Edge Equity Fund, each, a "Fund" and collectively referred to as, the "Funds," each of which has distinct investment objectives and strategies. Each fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

On July 31, 2003, the Class R prospectus for the Small Cap Fund, Core Opportunities Fund and Aggressive Equity Fund became effective. Class R shares of the Investment Company may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the Investment Company to offer shares. The third party may be a retirement plan administrator, bank, broker or advisor.

2.  Significant Accounting Policies

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"), which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

United States equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the last reported pricing service price, on the primary exchange on which the security is traded. United States over-the-counter equities are valued on the official closing price. Futures contracts are valued on the basis of settlement price established on the exchange on which they are traded. Investments in other mutual funds are valued at the net asset value ("NAV") per share.

International securities traded on a national securities exchange or over-the-counter market (foreign or domestic) are valued on the basis of the official closing price, or lacking the official closing price, at the last sale price on the primary exchange on which the security is traded. Short-term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security's fair value, as determined in accordance with Fair Value Procedures adopted by the Board. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Funds may use the fair value of a portfolio security to calculate their NAV when, for example: (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Funds calculate their NAV; (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Funds calculate their NAV; (4) a security's price has remained unchanged over an extended period of time (often referred to as a "stale price"), or (5) State Street Bank and Trust Company, (the "Custodian"), or Russell Fund Services Company, (the "Administrator"), determines that a market quotation is inaccurate.

The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes reflects fair value. A security valued on the basis of an evaluation of its fair value may be valued at a price higher or lower than available market quotations. A security's valuation may differ depending on the method used and the factors considered in determining value pursuant to the Fair Value Procedures. There can be no assurance that the Funds' net asset value fairly reflects security values as of the time of pricing

Notes to Financial Statements

SSgA

Equity Funds

Notes to Financial Statements, continued — August 31, 2008

when using the Fair Value Procedures to price the Funds' securities. Events or circumstances affecting the values of fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of fund shares is determined may be reflected in the Investment Company's calculation of net asset values for each applicable fund when the Investment Company deems that the particular event or circumstance would materially affect such fund's NAV.

In September 2006, Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' or Investment Company's financial statement disclosures.

Securities Transactions

Securities transactions are recorded on the trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded daily on the accrual basis.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

It is each Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires each Fund to distribute all of its taxable income to its shareholders. Therefore, the Funds paid no federal income taxes and no federal income tax provision was required.

At August 31, 2008, the following Funds had net tax basis capital loss carryovers, which may be applied against any realized net taxable gains in each succeeding year or until their expiration dates, whichever occurs first:

Capital Loss Carryovers
	Expiration year
	8/31/09	8/31/10	8/31/11	8/31/12	8/31/13	8/31/14	8/31/15	8/31/16	Totals
Disciplined Equity	$—	$12,729,043	$18,406,161	$19,079,919	$—	$—	$—	$—	$50,215,123
Small Cap	—	—	—	—	—	—	—	950,872	950,872
Core Opportunities	—	—	38,637,972	19,132,187	6,690,205	—	—	—	64,460,364
Aggressive Equity	—	—	—	—	—	—	—	241,916	241,916
IAM SHARES	557,200	1,240,367	8,639,128	1,396,175	859,207	—	—	2,906,502	15,598,579
Large Cap Value	—	—	—	—	—	—	—	6,791	6,791
Enhanced Small Cap	—	—	—	—	—	—	—	639,875	639,875
Directional Core Equity	—	—	—	—	—	—	217,099	426,008	643,107

Notes to Financial Statements

SSgA

Equity Funds

Notes to Financial Statements, continued — August 31, 2008

As of August 31, 2008, the Funds' aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are as follows:

Components of Distributable Earnings

	Disciplined Equity	Small Cap	Core Opportunities	Tuckerman Active REIT	Aggressive Equity	IAM SHARES
Cost of Investments for Tax Purposes	$154,949,247	$30,711,281	$59,372,855	$141,279,665	$9,349,958	$194,057,398
Gross Tax Unrealized Appreciation	14,687,674	2,162,074	7,798,945	40,146,119	630,384	52,661,389
Gross Tax Unrealized Depreciation	(8,609,680)	(1,246,187)	(3,140,733)	(2,584,238)	(380,292)	(32,282,410)
Net Tax Unrealized Appreciation (Depreciation)	$6,077,994	$915,887	$4,658,212	$37,561,881	$250,092	$20,378,979
Undistributed Ordinary Income	$710,311	$—	$138,417	$250,395	$25,195	$855,870
Undistributed Long-Term Gains (Capital Loss Carryforward)	$(50,215,123)	$(950,872)	$(64,460,364)	$7,378,023	$(241,916)	$(15,598,579)

	Concentrated Growth Opportunities	Large Cap Value	Enhanced Small Cap	Directional Core Equity	Core Edge Equity
Cost of Investments for Tax Purposes	$5,302,053	$4,651,573	$41,790,112	$8,494,873	$12,337,206
Gross Tax Unrealized Appreciation	667,726	327,478	3,894,948	692,584	2,019,701
Gross Tax Unrealized Depreciation	(221,478)	(150,482)	(4,706,613)	(284,399)	(2,342,965)
Net Tax Unrealized Appreciation (Depreciation)	$446,248	$176,996	$(811,665)	$408,185	$(323,264)
Undistributed Ordinary Income	$5,487	$75,527	$342,009	$174,492	$1,746
Undistributed Long-Term Gains (Capital Loss Carryforward)	$—	$(6,791)	$(639,875)	$(643,107)	$—

Tax Composition of Distributions

	Disciplined Equity	Small Cap	Core Opportunities	Tuckerman Active REIT	Aggressive Equity	IAM SHARES
Ordinary Income	$3,499,449	$3,502,068	$404,417	$3,180,599	$3,157,425	$3,749,956
Long-Term Capital Gains	$—	$7,078,181	$—	$28,511,902	$2,207,848	$—

	Concentrated Growth Opportunities	Large Cap Value	Enhanced Small Cap	Directional Core Equity	Core Edge Equity
Ordinary Income	$1,134	$887,569	$882,300	$471,489	$—
Long-Term Capital Gains	$2,638,479	$1,528,180	$913,337	$—	$—

As permitted by tax regulations, the Funds may defer a net realized capital loss incurred from November 1, 2007 to August 31, 2008, and treat it as arising in the fiscal year 2009. As of August 31, 2008, the Funds realized a capital loss as follows:

Post October Loss

Disciplined Equity	$5,130,290
Small Cap	15,962,494
Aggressive Equity	1,934,926
IAM Shares	903,780
Large Cap Value	724,611
Concentrated Growth Opportunities	582,457
Directional Core Equity	2,509,748
Enhanced Small Cap	4,293,669
Core Edge Equity	721,418

The Financial Accounting Standards Board (FASB) issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" ("FIN 48"), in June 2006. FIN 48 permits the recognition of tax benefits of an uncertain tax position only when the position is "more likely than not" to be sustained assuming examination by taxing

Notes to Financial Statements

SSgA

Equity Funds

Notes to Financial Statements, continued — August 31, 2008

authorities. The Funds adopted the provisions of FIN 48 on September 1, 2007. Management has reviewed the Funds tax positions for the years that remain open (2005-2008), and concluded that adoption had no effect on the Funds financial position or results of operations. As of August 31, 2008, the Funds have recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

Dividends and Distributions to Shareholders

Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid on the following frequency:

Disciplined Equity	Quarterly
Small Cap	Annually
Core Opportunities	Quarterly
Tuckerman Active REIT	Monthly
Aggressive Equity	Annually
IAM SHARES	Quarterly
Concentrated Growth Opportunities	Annually
Large Cap Value	Annually
Enhanced Small Cap	Annually
Directional Core Equity	Annually
Core Edge Equity	Annually

Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains. The amount and character of income and gains to be distributed are determined in accordance with federal tax regulations which may differ from net investment income and realized gains recognized for GAAP purposes. These differences relate primarily to investments in certain securities sold at a loss. Permanent differences between book and tax accounting are reclassified to paid in capital.

Expenses

Most expenses can be directly attributed to a fund. Expenses of the Investment Company which cannot be directly attributed to a Fund are allocated among all funds of the Investment Company based principally on their relative average net assets.

The Small Cap Fund, Core Opportunities Fund and Aggressive Equity Fund offer Class R Shares. All share classes have identical voting, dividend, liquidation and other rights and the same terms and conditions. The separate classes of shares differ principally in the applicable distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), net investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Redemption Fees

Effective for exchange and redemption transactions occurring on or after January 2, 2007, none of the shares of the SSgA Funds were subject to a redemption fee.

Derivatives

To the extent permitted by the investment objective, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Funds' use of derivatives includes exchange-traded futures. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment objective.

The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by the Funds through the use of options and futures to earn "market-like" returns with the Funds' excess and liquidity reserve cash balances. Hedging is used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in the Funds. By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist in

Notes to Financial Statements

SSgA

Equity Funds

Notes to Financial Statements, continued — August 31, 2008

meeting the Funds' investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds' derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds' or Investment Company's financial statement disclosures.

Futures Contracts

The Funds are currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts and the possibility of an illiquid market or inability of counterparties to meet the terms of their contracts. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as the variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. As of August 31, 2008, the Enhanced Small Cap Fund had a $42,740 cash collateral balance held in connection with futures contracts purchased (sold).

Short Sales

The SSgA Directional Core Equity Fund and the SSgA Core Edge Equity Fund may enter into short sale transactions. A short sale is a transaction in which the fund sells securities it does not own in anticipation of a decline in the market price of securities. The fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3.  Investment Transactions

Securities

For the fiscal year ended August 31, 2008, purchases and sales of investment securities, excluding short-term investments and futures contracts were as follows:

Funds	Purchases	Sales	Funds	Purchases	Sales
Disciplined Equity	$142,018,410	$203,428,293	Concentrated Growth Opportunities	$10,996,012	$19,917,345
Small Cap	105,605,543	165,430,682	Large Cap Value	21,260,501	27,623,567
Core Opportunities	33,255,661	57,336,723	Enhanced Small Cap	44,725,705	39,471,262
Tuckerman Active REIT	82,224,814	45,436,612	Directional Core Equity	48,682,361	65,142,526
Agressive Equity	20,440,866	41,208,374	Core Edge Equity	46,178,806	36,313,736
IAM SHARES	3,875,611	4,688,013

Notes to Financial Statements

SSgA

Equity Funds

Notes to Financial Statements, continued — August 31, 2008

Securities Lending

The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral shall be invested by State Street Bank and Trust Company ("State Street", the lending agent and an affiliate of the Advisor) in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on a lending Fund's statement of assets and liabilities along with the related obligation to return the collateral. At period end, the cash collateral is invested in the State Street Navigator Securities Prime Lending Portfolio, a money market fund affiliated with the Advisor.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as securities lending income for the Funds. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as security lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds, and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery or loss of rights in the securities loaned or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

As of August 31, 2008, the non-cash collateral received for the securities on loan was as follows:

Funds	Non-Cash Collateral Value	Non-Cash Collateral Holding
Disciplined Equity	$5,258,430	Pool of US Government and Corporate Securities
Core Opportunities	2,603,206	Pool of US Government and Corporate Securities
Tuckerman Active REIT	6,093,615	Pool of US Government and Corporate Securities
IAM SHARES	7,424,361	Pool of US Government and Corporate Securities

4.  Related Parties

Advisor

SSgA Funds Management, Inc. (the "Advisor") manages the Funds pursuant to a written Investment Advisory Agreement dated May 1, 2001, as amended, between the Investment Company and the Advisor. The Advisor is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. The Tuckerman Group, LLC serves as the investment sub-advisor (the "Sub-Advisor") for the Tuckerman Active REIT Fund. The Advisor provides reporting, operational compliance and general oversight services with respect to the investment advisory services of the Sub-Advisor. The Advisor and other advisory affiliates of State Street Corporation make up State Street Global Advisors, the investment management arm of State Street Corporation and its affiliated companies. The Advisor directs the investments of the Funds in accordance with their investment objectives, policies, and limitations. For these services, the Funds pay a fee to the Advisor, calculated daily and paid monthly, at the following annual rates of their average daily net assets:

Funds	%	Funds	%
Disciplined Equity	0.25	Concentrated Growth Opportunities	0.75
Small Cap	0.75	Large Cap Value	0.75
Core Opportunities	0.75	Enhanced Small Cap	0.45
Tuckerman Active REIT	0.65	Directional Core Equity	1.25
Aggressive Equity	0.75	Core Edge Equity	1.25
IAM SHARES	0.25

If the total expenses of the Institutional Class are above its cap, the Advisor will waive its Advisory fee for both Institutional and Class R in an equal amount to reduce the total expenses to the level of the cap in effect for the Institutional class. If thereafter the total expenses for Class R remain above the total expense cap in effect for Class R, then State Street Global Markets, LLC (the "Distributor"), which is a wholly-owned subsidiary of State Street, will waive up to 0.70% of the average daily net assets of the Distribution (12b-1) and Service Fee to further reduce the total expenses of Class R to the level of its cap. If after waiving

Notes to Financial Statements

SSgA

Equity Funds

Notes to Financial Statements, continued — August 31, 2008

the full 0.70% of the average daily net assets of Class R and Class R remains above the total expense cap, then the Advisor will reimburse Class R for all expenses to the level of the cap. If only Class R is above its respective expense cap, then the Distributor will waive up to 0.70% of its average daily net assets of Class R. If after waiving the full 0.70% of the average daily net assets of Class R and Class R remains above the total expense cap, then the Advisor will reimburse Class R for all expenses to the level of the cap.

The Distributor has contractually agreed to waive up to 0.70% of the average daily net assets of the Small Cap Fund Class R for distribution and service fees in excess of 1.60% of its average daily net assets on an annual basis until December 31, 2008 (exclusive of non-recurring account fees and expenses). The total amount of waiver for the fiscal year ended August 31, 2008 was $2,892. There were no reimbursements for the fiscal year ended August 31, 2008.

The Advisor has contractually agreed to waive up to the full amount of the Core Opportunities Fund's advisory fees and to reimburse the Institutional Class and Class R for all expenses in excess of 1.10% and 1.60%, respectively, of each class' average daily net assets on an annual basis until December 31, 2008 (exclusive of non-recurring account fees and extraordinary expenses). The total amount of waiver for the fiscal year ended August 31, 2008 was $156,168 for the Institutional Class and $217 for Class R. There were no reimbursements for the fiscal year ended August 31, 2008.

The Advisor has contractually agreed to waive up to the full amount of the Tuckerman Active REIT Fund's advisory fees and to reimburse the Fund for all expenses in excess of 1.00% of its average daily net assets on an annual basis until December 31, 2008 (exclusive of non-recurring account fees and extraordinary expenses). The total amount of waiver for the fiscal year ended August 31, 2008 was $122,974. There were no reimbursements for the fiscal year ended August 31, 2008.

The Advisor has contractually agreed to waive up to the full amount of Aggressive Equity Fund's advisory fees and to reimburse the Institutional Class and Class R for all expenses in excess of 1.10% and 1.60%, respectively, of each class' average daily net assets on an annual basis until December 31, 2008 (exclusive of non-recurring account fees and extraordinary expenses). The total amount of waiver for the fiscal year ended August 31, 2008 was $111,247 for the Institutional Class and $2,738 for Class R. The total amount of reimbursement for the fiscal year ended August 31, 2008 was $97,659 for the Institutional Class and $2,367 for Class R. The total amount of the distribution waiver for Class R for the fiscal year ended August 31, 2008 was $198.

The Advisor has contractually agreed to waive up to the full amount of the IAM SHARES Fund's advisory fees and to reimburse the Fund for all expenses in excess of 0.65% of its average daily net assets on an annual basis until December 31, 2008 (exclusive of non-recurring account fees and expenses). There were no waivers or reimbursements for the fiscal year ended August 31, 2008.

The Advisor has contractually agreed to waive up to the full amount of the Concentrated Growth Opportunities Fund's advisory fees and to reimburse the Fund for all expenses in excess of 1.10% of its average daily net assets on an annual basis until December 31, 2008 (exclusive of non-recurring account fees and expenses). The total amount of waiver for the fiscal year ended August 31, 2008 was $107,557. The total amount of reimbursement for the fiscal year ended August 31, 2008 was $28,734.

The Advisor has contractually agreed to waive up to the full amount of the Large Cap Value Fund's advisory fees and to reimburse the Fund for all expenses in excess of 1.10% of its average daily net assets on an annual basis until December 31, 2008 (exclusive of non-recurring account fees and expenses). The total amount of waiver for the fiscal year ended August 31, 2008 was $85,939. The total amount of reimbursement for the fiscal year ended August 31, 2008 was $50,350.

The Advisor has contractually agreed to waive up to the full amount of the Enhanced Small Cap Fund's advisory fees and to reimburse the Fund for all expenses in excess of 0.75% of its average daily net assets on an annual basis until December 31, 2008 (exclusive of non-recurring account fees and expenses). The total amount of waiver for the fiscal year ended August 31, 2008 was $146,826. There were no reimbursements for the fiscal year ended August 31, 2008.

The Advisor has contractually agreed to waive up to the full amount of the Directional Core Equity Fund's advisory fees and to reimburse the Fund for all expenses in excess of 1.60% of its average daily net assets on an annual basis until December 31, 2008 (exclusive of non-recurring account fees, extraordinary expenses and dividends and interest on securities sold short). The total amount of the waiver for the fiscal year ended August 31, 2008 was $188,687. There were no reimbursements for the fiscal year ended August 31, 2008.

The Advisor has contractually agreed to waive up to the full amount of the Core Edge Equity Fund's advisory fees and to reimburse the Fund for all expenses in excess of 1.60% of its average daily net assets on an annual basis until December 31, 2008 (exclusive of non-recurring account fees, extraordinary expenses and dividends and interest on securities sold short). The total

Notes to Financial Statements

SSgA

Equity Funds

Notes to Financial Statements, continued — August 31, 2008

amount of the waiver for the period December 17, 2007 to August 31, 2008 was $110,485. There were no reimbursements for the fiscal year ended August 31, 2008.

The Advisor does not have the ability to recover amounts waived or reimbursed from prior periods.

The Investment Company also has a contract with State Street to provide custody and fund accounting services to the Funds. For these services, the Funds pay State Street asset-based fees that vary accordingly to the number of positions and transactions plus out-of-pocket expenses.

The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Prime Money Market Fund ("Central Fund") (a series of the Investment Company not presented herein). Shares of the Central Fund sold to and redeemed from any participating fund will not be subject to a redemption fee, distribution fee or service fee. If Central Fund shares sold to or redeemed from a participating fund are subject to any such distribution or service fee, the Advisor will waive its advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. As of August 31, 2008, $951,991 of the Central Fund's net assets represents investments by these Funds, and $180,634,973 represents the investments of other affiliated funds not presented herein.

Effective September 1, 2006, the Advisor has voluntarily agreed to waive a portion of certain Fund's advisory fee equal to the advisory fee paid by certain Funds to the SSgA Prime Money Market Fund. In addition, if Central Fund shares sold to and/or redeemed from a participating fund are subject under a 12b-1 Plan to any distribution fee or service fee, the Advisor will waive its advisory fee for each participatory fund, in an amount that offsets the amount of such fee incurred by the participating fund. For the fiscal year ended August 31, 2008, the total advisory fees waived are as follows:

Funds	Amount
Core Opportunities	$1,118
Concentrated Growth Opportunities	276
Large Cap Value	114
Core Edge Equity	143

Boston Financial Data Services ("BFDS") a joint venture of DST Systems, Inc., and State Street Corporation, serves as transfer, dividend paying, and shareholder servicing agent to the Funds. For these services, the Funds pay annual account services fees, activity based fees, charges related to compliance and regulatory services and a minimum fee of $200 for each fund.

In addition, the Funds have entered into arrangements with State Street whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds' expenses. During the year, the Funds' custodian fees were reduced by the following amounts under these arrangements:

Funds	Amount Waived	Funds	Amount Waived
Disciplined Equity	$1,017	Concentrated Growth Opportunities	$22
Small Cap	1,898	Large Cap Value	50
Core Opportunities	29	Enhanced Small Cap	187
Tuckerman Active REIT	1,019	Directional Core Equity	1,242
Aggressive Equity	165	Core Edge Equity	25
IAM SHARES	208

Administrator

Russell Fund Services Company ("RFSC" or the "Administrator") serves as the Investment Company's Administrator, pursuant to an administration agreement dated January 1, 2008 (the "Administration Agreement"). Under the Administration Agreement, the Administrator supervises certain administrative aspects of the Investment Company's operations. The Funds pay the Administrator an annual fee, payable monthly on a pro rata basis. RFSC is a wholly owned subsidiary of Russell Investment Management Company ("RIMCo"). Until January 1, 2008, RIMCo, a wholly owned subsidiary of Russell Investment Group, served as the Investment Company's administrator pursuant to an administration agreement dated April 12, 1988, as amended (the "RIMCo Agreement"). RIMCo transferred its rights and duties under the RIMCo Agreement and benefits from the RIMCo Agreement to RFSC. The Administration Agreement is identical in all materials respects to the RIMCo Agreement, including with respect to the services contemplated under the Administration Agreement. RFSC also serves as the administrator to proprietary mutual funds advised by RIMCo.

Notes to Financial Statements

SSgA

Equity Funds

Notes to Financial Statements, continued — August 31, 2008

The annual fee is based on the following percentages of the average daily net assets of all eleven of the Investment Company's U.S. Equity portfolios: $0 to $2 billion — 0.0315%; over $2 billion — 0.029%. In addition, the Administrator charges a flat fee of $30,000 per year per Fund with less than $500 million in assets under management. In addition, the Funds reimburse the Administrator for out-of-pocket expenses.

Distributor and Shareholder Servicing

The Investment Company has a distribution agreement dated March 1, 2002, as amended, between the Investment Company and the Distributor to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

Institutional Class

The Investment Company maintains a distribution plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under the Plan, the Investment Company is authorized to make payments to the Distributor, or any shareholder servicing agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

Each Fund has shareholder service agreements with State Street and the following entities related to State Street: State Street Global Markets LLC ("Global Markets"), Fiduciary Investors Services Division of State Street ("Fiduciary Investors Services"), High Net Worth Services Division of State Street ("High Net Worth Services") and CitiStreet LLC ("CitiStreet") (collectively the "Agents"), as well as several unaffiliated services providers. For these services, each Institutional Class pays 0.025% to State Street, and a maximum of 0.175% to each of the other named affiliated Agents, based upon the average daily value of all institutional class shares held by or for customers of these Agents. For the fiscal year ended August 31, 2008, each Institutional Class paid the following shareholder servicing expenses to the Agents:

Funds	State Street	Global Markets	CitiStreet
Disciplined Equity	$50,838	$893	$—
Small Cap	16,389	1,370	1,111
Core Opportunities	16,774	3,675	—
Tuckerman Active REIT	32,529	1,526	—
Aggressive Equity	3,709	171	—
IAM SHARES	54,105	5	291
Concentrated Growth Opportunities	3,594	—	—
Large Cap Value	2,868	—	—
Enhanced Small Cap	10,929	—	—
Directional Core Equity	5,361	—	—
Core Edge Equity	2,464	—	—

Each Institutional Class did not incur any expenses from Fiduciary Investors Services and High Net Worth Services during the period.

The combined distribution and shareholder servicing payments shall not exceed 0.25% of the average daily value of net assets of the Institutional Class on an annual basis. The shareholder servicing payments shall not exceed 0.20% of the average daily value of net assets of each Institutional Class on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the Plan is in effect. The class' responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The trustees or a majority of the class' shareholders have the right, however, to terminate the Plan and all payments thereunder at any time. The Institutional Class will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of August 31, 2008.

Class R

The Investment Company has a distribution plan with respect to the Class R Shares pursuant to Rule 12b-1 (the "R Plan") under the 1940 Act. Under the R Plan, each Fund pays the Distributor a fee not to exceed 0.70% of the fund's average net value per year, for distribution, shareholder and administrative services provided to the Fund by the Distributor and financial intermediaries. The Distributor pays the financial intermediaries for shareholder and administrative services provided to a

Notes to Financial Statements

SSgA

Equity Funds

Notes to Financial Statements, continued — August 31, 2008

Fund out of the fee the Distributor receives from the Fund. Fees paid to the financial intermediaries providing shareholder and administrative services to a Fund are not permitted by the R Plan to exceed 0.65% of the Fund's average net asset value per year. Payments to the Distributor for distribution and shareholder services to a Fund are not permitted by the R plan to exceed 0.05% of the funds average daily net assets per year. Any payments that are required to be made to the Distributor or financial intermediaries that cannot be made because of the limitations contained in the R Plan may be carried forward and paid in the following two fiscal years so long the R Plan is in effect. There were no carryover expenses as of August 31, 2008.

Under the R Plan, the Funds have a distribution agreement with the Distributor. For these services, Class R pays the Distributor 0.05% of the daily net asset value. For the fiscal year ended August 31, 2008, the Small Cap Fund paid $564 the Core Opportunities Fund paid $47 and the Aggressive Equity Fund paid $181.

Board of Trustees

The Investment Company paid each trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the funds of the Investment Company, except for the Life Solutions Funds, based upon their relative net assets.

The Funds have implemented an optional deferred compensation plan (the "Deferral Plan") which allows the trustees to defer the receipt of all or a portion of trustee fees payable. The deferred fees remain invested in certain Funds until distribution in accordance with the Deferral Plan.

Accrued fees payable to affiliates and trustees as of August 31, 2008 were as follows:

	Disciplined Equity	Small Cap	Core Opportunities	Tuckerman Active REIT	Aggressive Equity	IAM SHARES
Advisory fees	$31,823	$19,428	$35,995	$85,759	$4,993	$42,293
Administration fees	6,824	4,993	4,001	6,642	2,392	7,806
Custodian fees	8,934	8,264	2,084	4,048	2,202	4,811
Distribution fees	16,234	3,952	8,487	31,867	2,864	16,917
Shareholder servicing fees	8,131	9,053	11,484	19,437	1,548	4,246
Transfer agent fees	11,240	17,709	15,077	23,286	13,785	7,632
Trustees' fees	2,372	2,091	2,133	2,313	2,020	2,458
	$85,558	$65,490	$79,261	$173,352	$29,804	$86,163
	Concentrated Growth Opportunities	Large Cap Value	Enhanced Small Cap	Directional Core Equity	Core Edge Equity
Advisory fees	$4,590	$3,837	$17,090	$10,474	$12,635
Administration fees	2,675	2,658	3,461	2,761	2,830
Custodian fees	2,005	761	8,767	1,475	4,585
Distribution fees	1,030	918	5,204	—	317
Shareholder servicing fees	155	121	1,250	209	253
Transfer agent fees	7,311	7,297	8,420	10,418	3,642
Trustees' fees	2,022	2,020	2,100	2,029	6,140
	$19,788	$17,612	$46,292	$27,366	$30,402

Notes to Financial Statements

SSgA

Equity Funds

Notes to Financial Statements, continued — August 31, 2008

Beneficial Interest

As of August 31, 2008, the following table includes shareholders (eleven of which were also affiliates of the Investment Company) with shares of beneficial interest greater than 10% of the total outstanding shares of each respective Fund:

Funds	# of Shareholders	%
Small Cap	1	24.9
Core Opportunities	3	48.9
Tuckerman Active REIT	2	54.0
Aggressive Equity	2	81.3
IAM SHARES	1	91.1
Concentrated Growth Opportunities	2	83.2
Large Cap Value	2	83.4
Enhanced Small Cap	2	23.7
Core Edge Equity	3	99.8

5.  Fund Share Transactions

	(amounts in thousands) For the Fiscal Years Ended August 31,
	Shares		Dollars
Disciplined Equity	2008	2007	2008	2007
Proceeds from shares sold	1,306	3,511	$14,418	$40,369
Proceeds from reinvestment of distributions	73	57	807	647
Payments for shares redeemed	(7,294)	(3,760)	(78,509)	(43,754)
Total net increase (decrease)	(5,915)	(192)	$(63,284)	$(2,738)
Small Cap
Institutional Class
Proceeds from shares sold	501	701	$11,897	$21,596
Proceeds from reinvestment of distributions	379	207	10,223	6,328
Payments for shares redeemed	(3,212)	(1,660)	(71,798)	(52,321)
	(2,332)	(752)	(49,678)	(24,397)
Class R
Proceeds from shares sold	17	31	$414	$996
Proceeds from reinvestment of distributions	5	3	139	81
Payments for shares redeemed	(21)	(41)	(520)	(1,291)
	1	(7)	33	(214)
Total net increase (decrease)	(2,331)	(759)	$(49,645)	$(24,611)

Notes to Financial Statements

SSgA

Equity Funds

Notes to Financial Statements, continued — August 31, 2008

	(amounts in thousands) For the Fiscal Years Ended August 31,
	Shares		Dollars
Core Opportunities	2008	2007	2008	2007
Institutional Class
Proceeds from shares sold	761	481	$16,774	$10,585
Proceeds from reinvestment of distributions	17	25	368	543
Payments for shares redeemed	(1,846)	(2,519)	(42,195)	(56,103)
	(1,068)	(2,013)	(25,053)	(44,975)
Class R
Proceeds from shares sold	—	—	$—	$4
Proceeds from reinvestment of distributions	—	—	—	—
Payments for shares redeemed	(1)	(2)	(20)	(43)
	(1)	(2)	(20)	(39)
Total net increase (decrease)	(1,069)	(2,015)	$(25,073)	$(45,014)
Tuckerman Active REIT
Proceeds from shares sold	5,943	4,954	$87,282	$108,610
Proceeds from reinvestment of distributions	1,896	733	29,850	15,359
Payments for shares redeemed	(3,492)	(8,319)	(52,629)	(177,256)
Total net increase (decrease)	4,347	(2,632)	$64,503	$(53,287)
Aggressive Equity
Institutional Class
Proceeds from shares sold	135	494	$498	$2,563
Proceeds from reinvestment of distributions	1,273	1,430	5,272	7,189
Payments for shares redeemed	(5,433)	(3,960)	(21,577)	(20,745)
	(4,025)	(2,036)	(15,807)	(10,993)
Class R
Proceeds from shares sold	70	58	$247	$289
Proceeds from reinvestment of distributions	18	7	73	36
Payments for shares redeemed	(67)	(27)	(235)	(139)
	21	38	85	186
Total net increase (decrease)	(4,004)	(1,998)	$(15,722)	$(10,807)
IAM SHARES
Proceeds from shares sold	60	61	$636	$672
Proceeds from reinvestment of distributions	331	289	3,576	3,130
Payments for shares redeemed	(398)	(121)	(4,038)	(1,295)
Total net increase (decrease)	(7)	229	$174	$2,507
Concentrated Growth Opportunities
Proceeds from shares sold	133	243	$1,628	$2,797
Proceeds from reinvestment of distributions	245	—	2,640	—
Payments for shares redeemed	(1,102)	(927)	(10,552)	(10,957)
Total net increase (decrease)	(724)	(684)	$(6,284)	$(8,160)

Notes to Financial Statements

SSgA

Equity Funds

Notes to Financial Statements, continued — August 31, 2008

	(amounts in thousands) For the Fiscal Years Ended August 31,
	Shares		Dollars
Large Cap Value	2008	2007	2008	2007
Proceeds from shares sold	102	138	$1,217	$1,678
Proceeds from reinvestment of distributions	227	166	2,407	1,938
Payments for shares redeemed	(862)	(670)	(7,802)	(8,387)
Total net increase (decrease)	(533)	(366)	$(4,178)	$(4,771)
Enhanced Small Cap
Proceeds from shares sold	1,555	2,258	$15,923	$27,939
Proceeds from reinvestment of distributions	140	112	1,589	1,329
Payments for shares redeemed	(1,127)	(205)	(11,452)	(2,504)
Total net increase (decrease)	568	2,165	$6,060	$26,764
Directional Core Equity
Proceeds from shares sold	274	2,080	$3,123	$25,479
Proceeds from reinvestment of distributions	38	42	462	494
Payments for shares redeemed	(2,801)	(793)	(30,938)	(9,705)
Total net increase (decrease)	(2,489)	1,329	$(27,353)	$16,268
Core Edge Equity
Proceeds from shares sold	1,686	—	$16,745	$—
Proceeds from reinvestment of distributions	—	—	—	—
Payments for shares redeemed	(717)	—	(6,850)	—
Total net increase (decrease)	969	—	$9,895	$—

6.  Interfund Lending Program

The Funds have been granted permission from the Securities and Exchange Commission to participate in a joint lending and borrowing facility. Portfolios of the Funds may borrow money from the SSgA Money Market Fund for temporary purposes. All such borrowing and lending will be subject to a participating fund's fundamental investment limitations. The SSgA Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves. The Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day's notice. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the SSgA Money Market Fund could result in a lost investment opportunity or additional borrowing costs. Miscellaneous expense on the Statements of Operations for the Disciplined Equity and Core Opportunities Funds include $1,044 and $1,156, respectively, paid under the Interfund Lending Program for the fiscal year ended August 31, 2008.

Notes to Financial Statements

SSgA

Equity Funds

Notes to Financial Statements, continued — August 31, 2008

7.  Dividends

On September 2, 2008, the Funds declared the following dividends from net investment income payable on September 8, 2008 to shareholders of record September 3, 2008:

Funds	Net Investment Income
Disciplined Equity	$0.0508
Core Opportunities	0.0499
Core Opportunities - Class R	0.0707
Tuckerman Active REIT	0.0240
IAM SHARES	0.0474

On October 1, 2008, the Funds declared the following dividends from net investment income payable on October 7, 2008 to shareholders of record October 2, 2008.

Funds	Net Investment Income
Tuckerman Active REIT	$0.0442

8.  Subsequent Events

On October 16, 2008, the Board approved a plan to liquidate the SSgA Core Opportunities Fund, SSgA Aggressive Equity Fund, SSgA Concentrated Growth Opportunities Fund and SSgA Large Cap Value Fund. It is anticipated that the liquidation will occur on or about December 19, 2008 (the "Liquidation Date").

In anticipation of the liquidation, each of the funds will cease the public sale of its shares, including to existing shareholders, as soon as practicable. Please note that the Funds will no longer pursue their respective investment objectives and strategies as disclosed in the Prospectuses but will instead take reasonable steps to preserve the value of the their assets in preparation for the distribution of liquidation proceeds on the Liquidation Date.

Shareholders of the Funds may redeem their shares, and may exchange their shares of the Funds for shares of another SSgA Fund, until the Liquidation Date. On the Liquidation Date, any remaining shareholders in the Funds will receive their pro rata share of the net assets of the Funds.

Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of the SSgA Funds and Shareholders of the of SSgA Disciplined Equity Fund, SSgA Small Cap Fund, SSgA Core Opportunities Fund, SSgA Tuckerman Active REIT Fund, SSgA Aggressive Equity Fund, SSgA IAM Shares Fund, SSgA Concentrated Growth Opportunities Fund, SSgA Large Cap Value Fund, SSgA Enhanced Small Cap Fund, SSgA Directional Core Equity Fund and SSgA Core Edge Equity Fund:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of SSgA Disciplined Equity Fund, SSgA Small Cap Fund, SSgA Core Opportunities Fund, SSgA Tuckerman Active REIT Fund, SSgA Aggressive Equity Fund, SSgA IAM SHARES Fund, SSgA Concentrated Growth Opportunities Fund, SSgA Large Cap Value Fund, SSgA Enhanced Small Cap Fund, SSgA Directional Core Equity Fund and SSgA Core Edge Equity Fund (the "Funds")(eleven of the funds comprising the SSgA Funds) as of August 31, 2008, and the related statements of operations for the period then ended, the statements of changes in net assets for the periods then ended, the statement of cash flows for the SSgA Core Edge Equity Fund for the period December 17, 2007 (commencement of operations) to August 31, 2008, and the financial highlights for each of the four years in the periods then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period ended August 31, 2004 were audited by other auditors whose report, dated October 20, 2004, expressed an unqualified opinion on the financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2008, the results of their operations for the period then ended, the cash flows for the period then ended for the SSgA Core Edge Fund, the changes in their net assets and financial highlights for the each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Boston, Massachusetts
October 27, 2008

Report of Independent Registered Public Accounting Firm

SSgA
Equity Funds

Tax Information — August 31, 2008 (Unaudited)

The Funds paid distributions from long-term capital gains during their taxable year ended August 31, 2008 as follows:

Small Cap	$7,078,181
Tuckerman Active REIT	28,511,902
Aggressive Equity	2,207,848
Concentrated Growth Opportunities	2,638,479
Large Cap Value	1,528,180
Enhanced Small Cap	913,337

The Funds designate dividends earned during the fiscal year as qualifying for the dividends received deduction for corporate shareholders as follows:

Disciplined Equity	100.0%
Small Cap	0%
Core Opportunities	100.0%
Tuckerman Active REIT	1.1%
Aggressive Equity	100.0%
IAM Shares	100.0%
Concentrated Growth Opportunities	0%
Large Cap Value	100.0%
Enhanced Small Cap	100.0%
Directional Core Equity	100.0%
Core Edge Equity	0%

For the tax year ended August 31, 2008, the Funds hereby designate 100%, or the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gain rates.

The Form 1099 mailed to you in January 2009 will show the tax status of all distributions paid to your account in calendar 2008.

Please consult a tax advisor for questions about federal or state income laws.

Tax Information

SSgA
Equity Funds

Basis for Approval of Advisory Contracts (Unaudited)

Approval of the Advisory Agreement

At a meeting held on April 8, 2008, the Board of Trustees, including a majority of the members of the board who are not "interested persons" of the Investment Company (the "Independent Trustees"), approved the continuation of the Advisory Agreement between the Advisor and the SSgA Funds. In considering the continuation of the Advisory Agreement, the Board of Trustees reviewed a variety of materials relating to the SSgA Funds and the Advisor, including the advisory fees charged and any related expense limitations, total expenses and expense ratios and performance of each fund relative to other similar mutual funds for one, three and five year periods. The Trustees also considered the profitability of the Advisor with respect to the services it renders to the SSgA Funds under the Advisory Agreement and the profitability of the Advisor's affiliated companies with respect to the services provided to the SSgA Funds by such affiliated companies. The Trustees reviewed materials describing the Advisor's personnel and operations, including its investment management and its compliance capabilities and undertakings. The Trustees considered, among other things, the services provided under the Advisory Agreement and other services that the Advisor and its affiliates provide to the Investment Company; the complexity of those services, both on an absolute basis and relative to other mutual fund complexes; the manner in which the Advisor discharges these services; the financial strength of the Advisor; the organization and compensation structure of the Advisor, including staff experience and qualifications; and the process by which investment decisions are made. Much of the material was assembled and provided by Lipper Inc., an independent service provider engaged to provide the Board of Trustees with objective materials for this annual review. The Independent Trustees met among themselves and separately with representatives of the Advisor to evaluate this information. At these meetings, the Independent Trustees were separately represented by independent counsel. The Trustees concluded that (a) over various time periods, the performance of most of the funds compares favorably, or very favorably, to those of similar mutual funds; (b) the Advisor's fees and the expense ratio for each fund compare favorably, or very favorably, to those of similar mutual funds and are exceptionally reasonable in relation to the services provided to the Investment Company; (c) the Advisor has provided, and can be expected to continue providing, high quality investment management services for each fund; (d) the profitability of the Advisor and its affiliates with respect to services provided by them to each fund is not excessive; (e) in light of the current size of each fund, the level of profitability of the Advisor and its affiliates with respect to services provided by them to each fund is not excessive; and (f) in light of the current size of each fund, the level of profitability of the Advisor and its affiliates with respect to each fund over various time periods, and the comparatively low management fee and expense ratio of the fund during these periods, it does not appear that the Advisor has realized benefits from economies of scale in managing the assets of the funds to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for any fund at this time. The Trustees determined that the impact of economies of scale, if any, would be analyzed annually in connection with their consideration of the Advisor's profitability under the advisory contract.

The Trustees are satisfied with the Advisor's ongoing compliance efforts and undertakings, its responsiveness to any concerns expressed by Trustees regarding the management of the funds and with the Advisor's overall consistently excellent and cost-efficient performance. The Trustees believe that their efforts throughout the year help assure that the best interests of the funds and their shareholders are always considered in connection with the day-to-day operations of a large diverse family of funds.

Basis for Approval of Advisory Contracts

SSgA
Equity Funds

Shareholder Requests for Additional Information — August 31, 2008 (Unaudited)

The Funds have adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds semiannual and annual financial statements. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information

SSgA
Equity Funds

Disclosure of Information about Fund Trustees and Officers —
August 31, 2008 (Unaudited)

The following tables provide information for each trustee and principle officers of the Investment Company, which consists of 26 funds. The first table provides information for the trustees who are interested persons. The second table provides information for the independent trustees. The third table provides information for the officers.

Name, Address and Age	Position(s) with SSgA Funds; Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years; Other Directorships Held	Number of Portfolios in Fund Complex Overseen by Trustee
INTERESTED TRUSTEE

Peter G. Leahy Born November 21, 1960 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Trustee since 2005 Interested Person of the SSgA Funds (as defined in the 1940 Act)	Until successor is elected and qualified	• 2004 to Present, Executive Vice President, State Street Corporation; and September 2006 to Present, Chief Product Officer (1991-2004, Senior Vice President), State Street Global Advisors; and • Director, State Street Global Markets LLC.	26

INDEPENDENT TRUSTEES

Lynn L. Anderson Born April 22, 1939 909 A Street Tacoma, WA 98402	Chairman of the Board since 1988 Independent Chairman since January 2006 Member (ex officio), Audit Committee Member (ex officio), Governance Committee Member (ex officio), Valuation Committee Member (ex officio), QLCC	Until successor is elected and qualified	• Director, Russell Trust Company; and • Until December 2005, Vice Chairman, Frank Russell Company (institutional financial consultant) (Retired); and Chairman of the Board, Russell Investment Company and Russell Investment Funds (registered investment companies) (Retired).	26

William L. Marshall Born December 12, 1942 909 A Street Tacoma, WA 98402	Trustee since 1988 Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Member, QLCC	Until successor is elected and qualified	• Chief Executive Officer and President, Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment advisor and provider of financial and related consulting services); • Certified Financial Planner and Member, Financial Planners Association; and • Registered Representative and Principal for Securities with Cambridge Investment Research, Inc., Fairfield, Iowa.	26

Disclosure of Information about Fund Trustees and Officers

SSgA
Equity Funds

Disclosure of Information about Fund Trustees and Officers, continued —
August 31, 2008 (Unaudited)

Name, Address and Age	Position(s) with SSgA Funds; Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years; Other Directorships Held	Number of Portfolios in Fund Complex Overseen by Trustee
INDEPENDENT TRUSTEES (continued)

Steven J. Mastrovich Born November 3, 1956 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, QLCC	Until successor is elected and qualified	• Global Head of Structured Real Estate and Business Development, J.P. Morgan Investment Management (private real estate investment for clients primarily outside of the US to locate private real estate investments within the US).	26

Patrick J. Riley Born November 30, 1948 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Chairman, Governance Committee Member, Valuation Committee Member, QLCC	Until successor is elected and qualified	• 2003 to Present, Associate Justice, Commonwealth of Massachusetts Superior Court; • 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); and • Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	26

Richard D. Shirk Born October 31, 1945 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, QLCC Audit Committee Financial Expert	Until successor is elected and qualified	• March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); • Board Member, Healthcare Georgia Foundation (private foundation); and • September 2002 to Present, Board Member, Amerigroup Corp. (managed health care).	26

Disclosure of Information about Fund Trustees and Officers

SSgA
Equity Funds

Disclosure of Information about Fund Trustees and Officers, continued —
August 31, 2008 (Unaudited)

Name, Address and Age	Position(s) with SSgA Funds; Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years; Other Directorships Held	Number of Portfolios in Fund Complex Overseen by Trustee
INDEPENDENT TRUSTEES (continued)

Bruce D. Taber Born April 25, 1943 909 A Street Tacoma, WA 98402	Trustee since 1991 Member, Audit Committee Member, Governance Committee Chairman, Valuation Committee Member, QLCC	Until successor is elected and qualified	• Consultant, Computer Simulation, General Electric Industrial Control Systems (diversified technology and services company); and • Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	26

Henry W. Todd Born May 4, 1947 909 A Street Tacoma, WA 98402	Trustee since 1988 Alternate Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Chairman, QLCC Audit Committee Financial Expert	Until successor is elected and qualified	• Chairman, President and CEO, A.M. Todd Group, Inc. (flavorings manufacturer); and • Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	26

Disclosure of Information about Fund Trustees and Officers

SSgA
Equity Funds

Disclosure of Information about Fund Trustees and Officers, continued —
August 31, 2008 (Unaudited)

Name, Address and Age	Position(s) with SSgA Funds; Length of Time Served	Term of Office	Principal Occupation(s) During Past Five Years
OFFICERS

James E. Ross Born June 24, 1965 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	President and Chief Executive Officer from January 2006 to Present Principal Executive Officer since 2005	Until successor is elected by Trustees	• 2005 to Present, President (2001 to 2005, Principal), SSgA Funds Management, Inc. (investment advisor);
• March 2006 to Present, Senior Managing Director (2000 to 2006, Principal), State Street Global Advisors; and
• President, Principal Executive Officer and Trustee, SPDR Series Trust and SPDR Index Shares Funds; Trustee, Select Sector SPDR Trust; President, Principal Executive Officer and Trustee, State Street Master Funds and State Street Institutional Investment Trust (registered investment companies).

Ellen M. Needham Born January 4, 1967 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Vice President since May 2006	Until successor is elected by Trustees	• Principal, SSgA Funds Management, Inc. (investment advisor); and
• July 2007 to Present, Managing Director (June 2006 to July 2007, Vice President; 2000 to June 2006, Principal), State Street Global Advisors.

Julie B. Piatelli Born August 5, 1967 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Chief Compliance Officer since August 2007	Until successor is elected by Trustees	• 2004 to Present, Principal and Senior Compliance Officer, SSgA Funds Management, Inc.; Vice President, State Street Global Advisors; and • 1999 to 2004, Senior Manager, PricewaterhouseCoopers LLC.

Mark E. Swanson Born November 26, 1963 909 A Street Tacoma, WA 98402	Treasurer and Principal Accounting Officer since 2000	Until successor is elected by Trustees	• Director – Fund Administration, Russell Investment Management Company, Russell Fund Services Company, and Russell Trust Company;
• Treasurer and Chief Accounting Officer, Russell Investment Company and Russell Investment Funds; and
• Director, Russell Financial Services, Inc., Russell Investment Management Company, and Russell Fund Services Company.

Gregory J. Lyons Born August 24, 1960 909 A Street Tacoma, WA 98402	Secretary since 2007 and Chief Legal Officer since 2008	Until successor is elected by Trustees	• Associate General Counsel and Assistant Secretary, Frank Russell Company, Russell Insurance Agency, Inc.;
• Director and Secretary, Russell Investment Management Company, Russell Financial Services, Inc., and Russell Fund Services Company; and
• Secretary and Chief Legal Counsel, Russell Investment Company and Russell Investment Funds.

Disclosure of Information about Fund Trustees and Officers

SSgA
Equity Funds

State Street Financial Center

One Lincoln Street
Boston, Massachusetts 02111-2900
(800) 647-7327

Trustees

Lynn L. Anderson, Chairman

Peter G. Leahy

William L. Marshall

Steven J. Mastrovich

Patrick J. Riley

Richard D. Shirk

Bruce D. Taber

Henry W. Todd

Officers

James E. Ross, President, Chief Executive Officer and Principal Executive Officer

Mark E. Swanson, Treasurer and Principal Accounting Officer

Ellen M. Needham, Vice President

Julie B. Piatelli, Chief Compliance Officer

Gregory J. Lyons, Secretary and Chief Legal Officer

Rick Chase, Assistant Treasurer

Ross E. Erickson, Assistant Treasurer

Kimberlee A. Lloyd, Assistant Treasurer

David J. Craig, Assistant Treasurer

Carla L. Anderson, Assistant Secretary

Sandra L. Geiger, Assistant Secretary

Investment Adviser

SSgA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Custodian and Office of Shareholder Inquiries

State Street Bank and Trust Company

1776 Heritage Drive

North Quincy, Massachusetts 02171

Transfer and Dividend Paying Agent

Boston Financial Data Services, Inc.

Two Heritage Drive

North Quincy, Massachusetts 02171

Distributor

State Street Global Markets, LLC

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Administrator

Russell Fund Services Company

909 A Street

Tacoma, Washington 98402

Legal Counsel

Goodwin Procter LLP

Exchange Place

Boston, Massachusetts 02109

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, Massachusetts 02116

Fund Management and Service Providers

DEAR-08/08 (50774)

Item 2. Code of Ethics. [Annual Report Only]

(a)   As of the end of the period covered by the report, the Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer (“Code”).

(b)   That Code comprises written standards that are reasonably designed to deter wrongdoing and to promote:

1)    honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

2)    full, fair, accurate, timely and understandable disclosure in reports and documents that a Registrant files with, or submits to, the Securities Exchange Commission (“SEC”) and in other public communications made by a Registrant;

3)    compliance with applicable laws and governmental rules and regulations;

4)    the prompt internal reporting to an appropriate person or persons identified in the Code of violations of the Code; and

5)    accountability for adherence to the Code.

(c)   As of the end of the period covered by the report, there have been no amendments to the Code that applies to the Registrant’s principal executive officer and principal financial officer other than to indicate a change to the Registrant’s Principal Executive Officer.

(d)   As of the end of the period covered by the report, there have been no waivers granted from a provision of the Code that applies to the Registrant’s principal executive officer and principal financial officer.

(e)   Not applicable.

(f)    The Registrant has filed with the Commission, pursuant to Item 12(a), a copy of the Code that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR.

Item 3. Audit Committee Financial Expert. [Annual Report Only]

Registrant’s board of trustees has determined at a meeting held on July 14, 2003 that the Registrant has at least one audit committee financial expert serving on its audit committee. Henry W. Todd and Richard D. Shirk were determined to be the Audit Committee Financial Experts and each is also determined to be “independent” for purposes of Item 3, paragraph (a)(2)(i) and (ii) of Form N-CSR.  Mr. Todd’s relevant experience includes his positions as Chairman, President and CEO, A.M. Todd Group,

2

Inc.; and President and CEO, Zink & Triest Co., Inc. (dealer in vanilla flavoring).  Mr. Shirk’s relevant experience includes his positions as Chairman, Cerulean Companies, Inc. (Retired), President and Chief Executive Officer, Cerulean Companies, Inc. (Retired); and President and Chief Executive Officer, Blue Cross/Blue Shield of Georgia (Retired).  The board of trustees of the Registrant have reconfirmed the designation of Messrs. Todd and Shirk as audit committee financial experts annually since 2003.

Item 4. Principal Accountant Fees and Services. [Annual Report Only]

Audit Fees

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were as follows:

2007	$654,100
2008	$696,000

Audit-Related Fees

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item and the nature of the services comprising those fees were as follows:

	Fees	Nature of Services

2007	$48,500	Performance of agreed-upon procedures with respect to 02/28/07 semi-annual reports
2008	$0	Performance of a desk review with respect to 02/28/08 semi-annual reports

Tax Fees

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning and the nature of the services comprising the fees were as follows:

	Fees	Nature of Services

2007	$122,000	Tax services
2008	$142,525	Tax services

 (e) (1) Registrant’s audit committee has adopted the following pre-approval policies and procedures for certain services provided by Registrant’s accountants:

3

For the period ended August 31, 2008

Deloitte & Touch LLP

SSgA Funds

Audit and Non-Audit Services Pre-Approval Policy

I.              Statement of Purpose.

This Policy is designed to apply to any and all engagements by the SSgA Funds (“Funds”) of the firm that is the independent auditor to the Funds for audit, non-audit, tax or other services to the Funds. In addition, this Policy is designed to apply to any engagements by the advisor to the Funds or to any affiliate of the advisor to the Funds of the firm that is the independent auditor to the Funds for audit, non-audit, tax or other services that affect the operations of the Funds.  Except as specifically set forth herein, this Policy does not delegate to management the responsibilities set forth herein for the pre-approval of services performed by the independent auditor to the Funds. This Policy does not apply to the engagement of a firm of certified public accountants by the advisor to the Funds or to any affiliate of the advisor to the Funds.

II.            Statement of Principles.

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the audit committee of the SSgA Funds (“Audit Committee”) is charged with responsibility to oversee the work of the firms that provide independent auditing services to the Funds.  As part of these responsibilities, the Audit Committee is required to pre-approve the audit and non-audit services performed by the independent auditor for the Funds to assure that the independence of the auditor is not in any way compromised or impaired.  In determining whether an auditor is independent, there are three guiding principles under the Act that must be considered.  In general, the independence of the auditor would be deemed impaired if the auditor provides a service whereby it:

•      Functions in the role of management of the Funds, the advisor of the Funds or any other affiliate(1) of the Funds;

•      Is in the position of auditing its own work; or

•      Serves in an advocacy role for the Funds, the advisor of the Funds or any other affiliate of the Funds.

Accordingly, it is the policy of the Funds that the independent auditor for the Funds must not be engaged to perform any service that contravenes any of the three guidelines set forth above, or which in any way could be deemed to impair or compromise the

(1) For purposes of this Policy, if the engagement of the independent auditor relates directly to the operations and financial reporting of the Funds, an affiliate of the Funds is defined as the Funds’ principal investment advisor (but not a sub-advisor whose role is primarily portfolio management and whose activities are overseen by the principal investment advisor), and any entity controlling, controlled by, or under common control with the principal investment advisor that provides regular and ongoing services to the Funds.

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independence of the auditor for the Funds.  This Policy is designed to accomplish those requirements and will henceforth be applied to all engagements by the Funds of its independent auditor, whether for audit, audit-related, tax, or other non-audit services.

Rules adopted by the United States Securities and Exchange Commission (the “SEC”) establish two separate approaches to the pre-approval of services by the Audit Committee.  The proposed services may either receive general pre-approval through adoption by the Audit Committee of a list of authorized services for the Funds, together with a budget of expected costs for those services (“general pre-approval”) or specific pre-approval by the Audit Committee of all services provided to the Funds on a case-by-case basis (“specific pre-approval”). The appendices to this Policy list the audit, audit-related, tax and other services that have the general pre-approval of the Audit Committee.  These appendices refer to Schedules A-E, representative forms of which are attached to this Policy.  As set forth in this Policy, unless a particular service has received general pre-approval, those services will require specific pre-approval by the Audit Committee, before any such services can be provided by the independent auditor.  Any proposed service that exceeds the pre-approved budget for those services will also require specific pre-approval by the Audit Committee.

In assessing whether a particular audit or non-audit service should be approved, the Audit Committee may take into account the relative total amounts paid for audit, audit-related, tax and other services based on historical patterns of the Funds, with a view toward gauging whether the level of fees paid for non-audit services as they relate to the fees paid for audit services for the Funds does not in any way compromise or impair the independence of the auditor.  The Audit Committee will update the list of general pre-approved services, including the pre-approved budget for those services at least annually and more frequently if deemed appropriate.

III.           Delegation

As provided in the Act and in the SEC’s rules, the Audit Committee may delegate either general or specific pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Audit Committee has delegated general pre-approval authority to the Chairman and Alternate Chairman of the Audit Committee.

IV.           Audit Services

The annual engagement terms and fees for the Funds independent auditor will be subject to the specific pre-approval of the Audit Committee. The audit services to be provided by that engagement include the annual financial statement audit and other procedures required by the independent auditor to be performed in order to be able to form an opinion on the financial statements for each of the Funds for that year. These other procedures include reviews of information systems, procedural reviews and testing performed in order to understand and rely on the Funds’ systems of internal control, and

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consultations relating to the audit or any quarterly reviews that may be required. Audit services also include the attestation engagement for the independent auditor’s report on the report from management on financial reporting internal controls.

In addition to the pre-approval by the Audit Committee of the engagement of the independent auditor to perform annual audit services, the Audit Committee may grant general pre-approval to other audit services, which are those services that only the independent auditor reasonably can provide.  These may include services associated with statements, reports and other documents filed by the Funds with the SEC or the securities, banking or other financial services authorities with jurisdiction over the operations of the Funds.

The Audit Committee will pre-approve the audit services set forth in Schedule A to Appendix 1, “Fees and Expenses Incurred Under Pre-Approval and Communications,” which is incorporated herein by reference. All other audit services not listed in Schedule A must be specifically pre-approved by the Audit Committee.

V.            Audit-Related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the financial statements for the Funds, or the separate financial statements for certain of the Funds that are traditionally performed by the independent auditor. Because the Audit Committee believes that the provision of audit-related services does not compromise or impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee will pre-approve the audit-related services set forth in Schedule B to “Fees and Expenses Incurred Under Pre-Approval and Communications,” which is incorporated herein by reference.  All other audit-related services not listed in Schedule B must be specifically pre-approved by the Audit Committee.

VI.           Tax Services

The Audit Committee believes that the independent auditor can provide tax services to the Funds, such as tax compliance, tax planning and tax advice, without impairing the auditor’s independence.  In addition, the Audit Committee should also scrutinize carefully the retention of an independent auditor in a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will pre-approve the tax services set forth in Schedule C to “Fees and Expenses Incurred Under Pre-Approval and Communications,” which is incorporated herein by reference.  All other tax services not listed in Schedule C must be specifically pre-approved by the Audit Committee.

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VII.         All Other Services

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as “all other” services that the Audit Committee believes are routine and recurring services, provided that the Audit Committee reasonably believes that the provision of those services would not impair or compromise the independence of the auditor and the services are consistent with the SEC’s rules (or other applicable rules) governing auditor independence.

The Audit Committee will pre-approve the permissible “all other services” set forth in Schedule D to “Fees and Expenses Incurred Under Pre-Approval and Communications,” which is incorporated herein by reference.  Those permissible all other services not listed in Schedule D must be specifically pre-approved by the Audit Committee.  The Audit Committee determined that any member of the Audit Committee may approve expenditures of not more than $25,000 for permissible non-audit services not already itemized in Schedule D.

A list of the SEC’s prohibited non-audit services is attached to this Policy as Appendix 2. The SEC’s rules and relevant official interpretations and guidance should be consulted to determine the scope of these prohibited services and the applicability of any of the listed exceptions. Under no circumstance may an executive, manager or associate of the Funds, or of any advisor to the Funds, authorize the independent auditor for the Funds to provide prohibited non-audit services.

VIII.        Procedures

All requests or applications for services to be provided by the independent auditor that do not require specific pre-approval by the Audit Committee will be submitted to the Clearance Committee(2) (comprised of Mark Swanson, Jim Ross and Elliot Cohen) and must include a detailed description of the services to be rendered and the estimated costs of those services. The Clearance Committee will determine whether such services are included within the list of services that have received general pre-approval by the Audit Committee. The Audit Committee will be informed periodically by the Clearance Committee of any such services rendered by the independent auditor.  In the event the Clearance Committee determines that a service is not included in the group of pre-approved services, the Clearance Committee shall treat this as a request to provide services requiring pre-approval.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted first to the Clearance Committee.  After review by the Clearance Committee, the request or application will be submitted by both the independent auditor and the Clearance Committee to the Audit Committee, and must be accompanied by a statement from each as to whether, in their view, the request or application is consistent with the SEC’s rules (or other applicable rules) governing auditor independence.

(2) The Clearance Committee may act together or individually in the event one or two of the members is unavailable should consultation be necessary.

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The Audit Committee has delegated to the Clearance Committee the responsibility to monitor the performance of all services to be provided by the independent auditor and to determine whether such services are in compliance with this Policy.  The Clearance Committee will report to the Audit Committee on a periodic basis on the results of its monitoring activities. The Clearance Committee will report immediately to the Chairman of the Audit Committee any breach of this Policy that comes to the attention of the Clearance Committee.

IX.           Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work performed by the independent auditor and to assure the internal auditor’s continuing independence from affiliates of the Funds, including State Street Holding Corporation (“State Street”).  Such efforts will include, but not be limited to, reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and State Street and its subsidiaries and affiliates, consistent with Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring independence.

Adopted:	July 14, 2003
Revised:	January 29, 2008

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Appendix 1

FEES AND EXPENSES INCURRED UNDER PRE-APPROVAL AND COMMUNICATIONS

Schedules A through C

Schedule A

Pre-Approved Audit Services for 2008

For the Fiscal Year Ending August 31, 2008

Service

Annual audit of the financial statements for the SSgA Funds (26 funds)

Audits of new Funds launched during the period covered by the audit.

Other audit and special reports which include, but are not limited to:

•      Accounting and regulatory consultations and tax services required to perform an audit of the Funds in accordance with Generally Accepted Auditing Standards

•      All services relating to filings with the SEC under the 1933, 1934 or 1940 Acts, including the issuance of auditor’s consents

Examinations of securities pursuant to Rule 17f-2 of the Investment Company Act of 1940

Examinations of securities pursuant to Rule 17f-2 of the Investment Company Act of 1940 of new Funds launched during the period covered by the audit.

Combined Pre-Approved Audit Services shall not exceed:

Schedule B

Pre-Approved Audit-Related Services for 2008

For the Fiscal Year Ending August 31, 2008

Service

Performance of agreed-upon procedures for semi-annual reports to shareholders

Consultations with the advisor or administrator or individual funds regarding accounting, operational or regulatory implications of proposed or actual holdings, transactions, strategies or accounting pronouncements affecting existing or proposed funds.

Other audits, limited reviews, or services related to operations of the funds where the services are provided in accordance with Auditing or Attestation Standards.

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Schedule C

Pre-Approved Tax Services for 2008

For the Fiscal Year Ending August 31, 2008

Service

Review (from the books and records of the Funds) and sign as preparer the U.S. Income Tax Return for Regulated Investment Companies, Form 1120-RIC for the Funds’ tax year ending August 31, 2007.  (26 funds)

Review (from the books and records of the Funds) the calculations of net income, gains and required distributions for the excise year ending December 31, 2007, as prepared by the Funds’ management for final review and approval by management.

Review the Return of Excise Tax on Undistributed Income of Regulated Investment Companies, Form 8613, for the Funds for the excise year ending December 31, 2008.

The independent auditor will also provide tax services necessary to respond to matters presented by the Funds’ management on behalf of the Funds, or to matters the independent auditor brings to the attention of the Funds’ management and for which the Funds’ management agrees that the independent auditor should provide assistance to the Funds. These services would include research, discussions, preparation of memoranda, correspondence with taxing authorities and attendance at meetings relating to such matters, as reasonably determined by the Funds’ management to be necessary. The services would also include tax consultation with the Funds’ principal investment advisor related to the operations and investments of existing or proposed Funds. These services may include:

•                  Services with respect to the Funds’ compliance with the asset diversification and gross income tests so as to assure qualification as a regulated investment company under the tax laws ( e.g.  valuation of derivatives and the identification of issuers).

•                  Services related to determining the Funds’ distributable income and gains (e.g. tax elections, defaulted bonds, redemptions in-kind and contributions in-kind).

•      Services related to shareholder tax issues (e.g. information reporting, shareholder subscriptions and redemptions).

•      Services related to state and foreign tax issues (e.g. capital gains tax in foreign countries).

•      Services related to investments in securities and derivatives (e.g. new security types, corporate actions).

•      Services related to proposed or actual financial transactions (e.g. start-up of new fund or portfolio, mergers or liquidations).

•      Review and provide consultation on the preparation of Fiscal to Excise Reconciliation Calculations.

Tax Services for new Funds launched during the period covered by the audit.

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Appendix 2

Prohibited Non-Audit Services

April 5, 2004

•      Bookkeeping or other services relating to the accounting records or financial statements of the Funds

•      Financial information system design and implementation

•      Appraisal or valuation services, fairness opinions or contribution-in-kind reports

•      Actuarial services

•      Internal audit outsourcing services

•      Management functions

•      Human resources services

•      Broker-dealer, investment advisor or investment banking services

•      Legal services

•      Expert services unrelated to the audit

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(e) (2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X is as follows

Audit Fees	100%
Audit-Related Fees	100%
Tax Fees	100%
All Other Fees	100%

(f) For services, 50 percent or more of which were pre-approved, the percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) The aggregate non-audit fees billed by Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for each of the last two fiscal years of the Registrant were as follows:

2007	$0
2008	$0

(h) The Registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed Registrants.

The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).  Members of the standing audit committee include the Independent Trustees of the Registrant other than the Independent Chairman, who participates ex officio:  William L. Marshall, Chairman; Henry W. Todd, Vice Chairman and Audit Committee Financial Expert; Richard D. Shirk, Audit Committee Financial Expert; Steven J. Mastrovich, Member; Patrick J. Riley, Member; Bruce D. Taber, Member.

Item 6.  [Schedules of Investments are included as part of the Report to Shareholders filed under Item 1 of this form]

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Items 7-9. [Not Applicable]

Item 10.  Submission of Matters to a Vote of Security Holders

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures

(a) Registrant’s principal executive officer and principal financial officer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no significant changes in Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected or is likely to materially affect Registrant’s internal control over financial reporting.

Item 12.  Exhibit List

(a) Registrant’s code of ethics described in Item 2.

(b) Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SSgA FUNDS

By:	/s/ James E. Ross
James E. Ross
President and Principal Executive Officer

Date:  October 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James E. Ross
James E. Ross
President and Principal Executive Officer

Date:  October 30, 2008

By:	/s/ Mark E. Swanson
Mark E. Swanson
Principal Financial Officer, Principal Accounting Officer and Treasurer

Date:  October 30, 2008